Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.2% ) Value
Unaffiliated  (0.9%)
11,606 Energy Select Sector SPDR Fund $ 1,043,728
3,920 Invesco QQQ Trust Series 1 1,154,910
10,102 Materials Select Sector SPDR
Fund 855,134
35,078 SPDR S&P 500 ETF Trust 14,258,506
12,427 SPDR S&P Biotech ETF
a
1,104,760
6,426 SPDR S&P Oil & Gas Exploration
ETF 905,873
Total 19,322,911
Affiliated  (40.3%)
5,163,197 Thrivent Core Emerging Markets
Equity Fund 45,487,765
5,835,745 Thrivent Core International Equity
Fund 55,147,791
6,793,202 Thrivent Core Low Volatility Equity
Fund 76,695,245
2,666,229 Thrivent Core Small Cap Value
Fund 26,422,330
1,997,330 Thrivent Global Stock Fund, Class
S 48,854,689
1,665,396 Thrivent High Yield Fund, Class S 6,844,776
551,250 Thrivent Income Fund, Class S 4,481,661
14,539,303 Thrivent International Allocation
Fund, Class S 140,304,273
10,100,443 Thrivent Large Cap Growth Fund,
Class S 138,174,061
3,932,202 Thrivent Large Cap Value Fund,
Class S 106,326,740
611,167 Thrivent Limited Maturity Bond
Fund, Class S 7,309,559
3,502,926 Thrivent Mid Cap Stock Fund,
Class S 117,137,852
1,854,941 Thrivent Small Cap Stock Fund,
Class S 53,941,679
Total 827,128,421
Total Registered Investment
Companies (cost $691,643,983) 846,451,332
Shares Common Stock ( 38.6% ) Value
Communications Services (1.7%)
11,167 Alphabet, Inc., Class A
a
1,103,746
103,097 Alphabet, Inc., Class C
a
10,296,297
2,525 AMC Networks, Inc.
a
46,738
46 Cable One, Inc. 36,334
117,834 Comcast Corporation 4,636,768
33,750 DISH Network Corporation
a
485,662
465 Electronic Arts, Inc. 59,836
6,040 Emerald Holding, Inc.
a
24,100
621 EverQuote, Inc.
a
9,688
4,249 Interpublic Group of Companies,
Inc. 154,919
739 Liberty Broadband Corporation,
Class C
a
66,347
9,132 Liberty Global plc, Class A
a
198,073
1,012 Liberty Latin America, Ltd.
a
9,958
3,230 Live Nation Entertainment, Inc.
a
259,983
2,413 Match Group, Inc.
a
130,592
24,788 Meta Platforms, Inc.
a
3,692,668
4,959 Netflix, Inc.
a
1,754,792
2,059 New York Times Company 71,736
3,520 Omnicom Group, Inc. 302,685
145,472 QuinStreet, Inc.
a
2,230,086
Shares Common Stock (38.6%) Value
Communications Services (1.7%) - continued
1,119 ROBLOX Corporation
a
$ 41,638
293 SciPlay Corporation
a
4,978
5,233 Snap, Inc.
a
60,493
2,346 Telephone & Data Systems, Inc. 31,366
2,757 Trade Desk, Inc.
a
139,780
1,039 Tripadvisor, Inc.
a
24,209
65,963 Verizon Communications, Inc. 2,742,082
19,039 Walt Disney Company
a
2,065,541
116,769 Warner Bros. Discovery, Inc.
a
1,730,517
151 Yelp, Inc.
a
4,758
22,682 Ziff Davis, Inc.
a
2,029,585
1,519 ZipRecruiter, Inc.
a
29,833
40,405 ZoomInfo Technologies, Inc.
a
1,140,633
Total 35,616,421
Consumer Discretionary (4.2%)
4,363 2U, Inc.
a
37,653
73,918 Amazon.com, Inc.
a
7,623,163
837 American Axle & Manufacturing
Holdings, Inc.
a
7,424
31,919 Aptiv plc
a
3,609,720
6,016 Autoliv, Inc. 554,194
92 AutoNation, Inc.
a
11,658
1,273 Beazer Homes USA, Inc.
a
20,839
3,255 Best Buy Company, Inc. 288,784
2,702 Bloomin' Brands, Inc. 65,524
1,653 Booking Holdings, Inc.
a
4,023,567
650 Boyd Gaming Corporation 40,502
1,373 Brunswick Corporation 115,785
663 Buckle, Inc. 29,172
6,462 Burlington Stores, Inc.
a
1,485,161
4,505 Carnival Corporation
a
48,744
22,476 Cedar Fair, LP 942,643
2,809 Cheesecake Factory, Inc. 110,253
557 Chegg, Inc.
a
11,563
3,247 Chico's FAS, Inc.
a
17,112
2,502 Chipotle Mexican Grill, Inc.
a
4,119,243
433 Chuy's Holdings, Inc.
a
14,822
109,935 Clarus Corporation 1,104,847
237 Columbia Sportswear Company 22,728
2,388 Container Store Group, Inc.
a
12,441
111,250 Cooper-Standard Holdings, Inc.
a
1,858,988
3,842 Culp, Inc. 19,978
22,934 D.R. Horton, Inc. 2,263,356
1,458 Darden Restaurants, Inc. 215,740
5,037 Designer Brands, Inc. 51,931
296 Dollar Tree, Inc.
a
44,453
928 Dorman Products, Inc.
a
90,072
1,839 Duolingo, Inc.
a
175,606
4,658 eBay, Inc. 230,571
217,002 Everi Holdings, Inc.
a
3,769,325
4,710 Expedia Group, Inc.
a
538,353
16,235 Five Below, Inc.
a
3,200,406
12,453 Foot Locker, Inc. 541,830
78,102 Ford Motor Company 1,055,158
970 Fox Factory Holding Corporation
a
114,547
10,048 Gap, Inc. 136,351
1,118 Garmin, Ltd. 110,548
28,630 General Motors Company 1,125,732
6,060 Gentex Corporation 178,831
269 Genuine Parts Company 45,144
7,737 Goodyear Tire & Rubber
Company
a
87,041
9,129 Grand Canyon Education, Inc.
a
1,064,076
1,765 H&R Block, Inc. 68,800

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Consumer Discretionary (4.2%) - continued
18,097 Harley-Davidson, Inc. $ 833,005
253 Hasbro, Inc. 14,970
295 Hibbet, Inc. 19,576
2,520 Hilton Worldwide Holdings, Inc. 365,627
12,817 Home Depot, Inc. 4,154,887
3,760 Hyatt Hotels Corporation
a
410,291
740 KB Home 28,453
6,677 Kohl's Corporation 216,135
226 Kura Sushi USA, Inc.
a
14,044
1,606 La-Z-Boy, Inc. 45,659
3,870 Lear Corporation 564,169
1,360 Lennar Corporation 139,264
7,335 Lithia Motors, Inc. 1,930,572
16,097 Lowe's Companies, Inc. 3,352,200
3,555 Lululemon Athletica, Inc.
a
1,090,958
9,648 Macy's, Inc. 227,982
148 Marriott Vacations Worldwide
Corporation 23,686
4,573 McDonald's Corporation 1,222,820
1,747 Modine Manufacturing Company
a
41,736
4,752 Mohawk Industries, Inc.
a
570,525
10,932 Newell Brands, Inc. 174,475
15,677 NIKE, Inc. 1,996,152
13,732 Nordstrom, Inc.
b
268,323
642 NVR, Inc.
a
3,383,340
91 O'Reilly Automotive, Inc.
a
72,104
29,649 Papa John's International, Inc. 2,659,219
1,873 Patrick Industries, Inc. 132,927
3,194 PENN Entertainment, Inc.
a
113,227
34,242 Planet Fitness, Inc.
a
2,898,585
2,827 Playa Hotels and Resorts NV
a
21,429
2,858 Polaris, Inc. 328,213
3,958 PVH Corporation 355,824
4,029 Ross Stores, Inc. 476,188
1,124 Royal Caribbean Cruises, Ltd.
a
72,993
1,786 Ruth's Hospitality Group, Inc. 30,916
944 Six Flags Entertainment
Corporation
a
25,346
22,751 Skyline Champion Corporation
a
1,341,171
19,547 Sleep Number Corporation
a
672,026
63,463 Sonos, Inc.
a
1,170,258
23,328 Sony Group Corporation ADR 2,086,923
34,247 Stoneridge, Inc.
a
844,531
388 Taylor Morrison Home Corporation
a
13,890
17,057 Tesla, Inc.
a
2,954,614
1,663 Texas Roadhouse, Inc. 167,015
188,441 ThredUp, Inc.
a
326,003
276 TopBuild Corporation
a
55,217
4,082 Travel + Leisure Company 172,954
402 TravelCenters of America, Inc.
a
18,299
5,417 Ulta Beauty, Inc.
a
2,784,121
136 Vail Resorts, Inc. 35,678
1,393 VF Corporation 43,099
1,741 Visteon Corporation
a
272,188
11,857 Wendy's Company 264,411
8,488 Wingstop, Inc. 1,345,093
13,044 Wyndham Hotels & Resorts, Inc. 1,011,040
31,686 Xometry, Inc.
a,b
1,109,644
34,916 Zumiez, Inc.
a
901,880
Total 87,170,254
Consumer Staples (1.9%)
16,871 Archer-Daniels-Midland Company 1,397,762
7,999 BJ's Wholesale Club Holdings,
Inc.
a
579,688
Shares Common Stock (38.6%) Value
Consumer Staples (1.9%) - continued
1,625 Bunge, Ltd. $ 161,038
791 Cal-Maine Foods, Inc. 45,261
11,045 Casey's General Stores, Inc. 2,605,626
23,899 Celsius Holdings, Inc.
a
2,397,548
3,103 Coca-Cola Company 190,276
1,317 Costco Wholesale Corporation 673,171
88,577 Coty, Inc.
a
882,227
1,177 Darling Ingredients, Inc.
a
78,023
35,824 e.l.f. Beauty, Inc.
a
2,061,671
5,038 Estee Lauder Companies, Inc. 1,395,929
15,004 Flowers Foods, Inc. 415,461
220 Hershey Company 49,412
919 Ingredion, Inc. 94,473
18,014 John B. Sanfilippo & Son, Inc. 1,522,363
3,165 Kraft Heinz Company 128,277
11,266 Kroger Company 502,802
49,861 Lamb Weston Holdings, Inc. 4,980,615
1,654 Lancaster Colony Corporation 317,419
682 McCormick & Company, Inc. 51,232
9,734 Mondelez International, Inc. 636,993
384 PepsiCo, Inc. 65,672
2,369 Performance Food Group
Company
a
145,267
51,429 Philip Morris International, Inc. 5,360,959
3,196 Post Holdings, Inc.
a
303,460
87,131 Primo Water Corporation 1,363,600
6,688 Procter & Gamble Company 952,237
104 Seneca Foods Corporation
a
6,500
1,310 Sprouts Farmers Markets, Inc.
a
41,855
19,832 Sysco Corporation 1,536,187
66,320 Turning Point Brands, Inc. 1,539,287
1,782 Tyson Foods, Inc. 117,167
11,338 US Foods Holding Corporation
a
432,318
46,707 Walmart, Inc. 6,719,736
Total 39,751,512
Energy (2.0%)
7,094 Antero Midstream Corporation 77,325
866 APA Corporation 38,390
7,661 Archrock, Inc. 75,920
3,143 Baker Hughes Company 99,759
61,531 BP plc ADR 2,229,268
462 Cactus, Inc. 24,999
1,310 California Resources Corporation 55,976
2,204 Callon Petroleum Company
a
93,780
5,729 ChampionX Corporation 189,172
458 Cheniere Energy, Inc. 69,978
1,964 Chevron Corporation 341,775
128 Civitas Resources, Inc. 8,518
13,790 Clean Energy Fuels Corporation
a
78,051
1,108 Comstock Resources, Inc. 13,462
29,932 ConocoPhillips 3,647,813
63,991 Devon Energy Corporation 4,046,791
90,159 Enterprise Products Partners, LP 2,308,070
1,071 EOG Resources, Inc. 141,640
14,970 EQT Corporation 489,070
37,546 Exxon Mobil Corporation 4,355,711
4,203 Green Plains, Inc.
a
146,138
47 Gulfport Energy Corporation
a
3,203
55,462 Halliburton Company 2,286,144
1,717 Helmerich & Payne, Inc. 83,171
3,812 HF Sinclair Corporation 216,903
3,651 International Seaways, Inc. 141,805
18,084 Liberty Energy, Inc. 286,270
1,946 Magnolia Oil & Gas Corporation 45,945

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Energy (2.0%) - continued
4,131 Marathon Oil Corporation $ 113,479
21,456 Marathon Petroleum Corporation 2,757,525
29,437 Matador Resources Company 1,947,552
2,686 NexTier Oilfield Solutions, Inc.
a
25,302
111,324 NOV, Inc. 2,720,759
6,356 Par Pacific Holdings, Inc.
a
169,896
1,722 Patterson-UTI Energy, Inc. 28,930
5,738 PBF Energy, Inc. 240,939
7,017 Phillips 66 703,595
13,152 Pioneer Natural Resources
Company 3,029,563
23,165 ProPetro Holding Corporation
a
230,492
848 Range Resources Corporation 21,217
533 Schlumberger, Ltd. 30,370
818 Select Energy Services, Inc. 7,182
4,504 SM Energy Company 148,046
1,122 Solaris Oilfield Infrastructure, Inc. 11,882
4,523 Southwestern Energy Company
a
24,967
40,101 Talos Energy, Inc.
a
794,401
1,710 Technip Energies NV ADR 33,067
213,930 TechnipFMC plc
a
2,971,488
6,177 U.S. Silica Holdings, Inc.
a
75,606
7,643 Valero Energy Corporation 1,070,249
4,712 Viper Energy Partners, LP 149,606
36,711 Williams Companies, Inc. 1,183,563
Total 40,084,723
Financials (5.7%)
15,406 AGNC Investment Corporation 178,710
4,006 Allstate Corporation 514,651
39,321 Ally Financial, Inc. 1,277,539
2,000 Ambac Financial Group, Inc.
a
33,320
8,306 American Express Company 1,452,969
3,421 American Financial Group, Inc. 487,800
2,322 Ameriprise Financial, Inc. 812,979
6,821 Annaly Capital Management, Inc. 160,089
70 Apollo Global Management, Inc. 4,955
20,587 Arch Capital Group, Ltd.
a
1,324,773
10,734 Arthur J. Gallagher & Company 2,100,858
535 Assurant, Inc. 70,936
2,086 Assured Guaranty, Ltd. 130,584
2,590 Banc of California, Inc. 45,118
102,674 Bank of America Corporation 3,642,874
425 Bank of Marin Bancorp 12,950
23,494 Bank of N.T. Butterfield & Son, Ltd. 750,868
10,985 Bank of New York Mellon
Corporation 555,511
3,585 BankFinancial Corporation 36,173
459 BayCom Corporation 9,230
773 BCB Bancorp, Inc. 13,906
6,841 Berkshire Hathaway, Inc.
a
2,131,108
1,253 BlackRock, Inc. 951,290
333 Bread Financial Holdings, Inc. 13,663
55,229 Bridgewater Bancshares, Inc.
a
859,363
4,120 Brighthouse Financial, Inc.
a
231,832
508 Brookline Bancorp, Inc. 6,645
44,713 Byline Bancorp, Inc. 1,108,882
16,944 Capital One Financial Corporation 2,016,336
36,278 Carlyle Group, Inc. 1,304,920
3,394 Cboe Global Markets, Inc. 417,055
24,837 Central Pacific Financial
Corporation 561,316
32,420 Charles Schwab Corporation 2,509,956
3,134 Chimera Investment Corporation 22,847
14,485 Chubb, Ltd. 3,295,193
Shares Common Stock (38.6%) Value
Financials (5.7%) - continued
32,235 Citigroup, Inc. $ 1,683,312
1,537 Citizens Financial Group, Inc. 66,583
232 CNB Financial Corporation 5,596
109,966 Columbia Banking System, Inc. 3,399,049
20,971 Comerica, Inc. 1,537,384
5,904 Community Trust Bancorp, Inc. 254,344
3,306 ConnectOne Bancorp, Inc. 78,584
35 CrossFirst Bankshares, Inc.
a
472
24,834 Customers Bancorp, Inc.
a
754,209
12,902 Discover Financial Services 1,506,050
4,363 East West Bancorp, Inc. 342,583
4,646 Ellington Residential Mortgage
REIT 36,750
2,806 Enova International, Inc.
a
128,094
24,130 Enterprise Financial Services
Corporation 1,286,612
94,803 Equitable Holdings, Inc. 3,040,332
509 Equity Bancshares, Inc. 15,194
1,283 Essent Group, Ltd. 56,490
662 Farmers National Banc
Corporation 9,520
19,293 Federated Hermes, Inc. 758,215
4,799 Financial Institutions, Inc. 118,583
3,724 First Financial Corporation 167,282
1,913 First Foundation, Inc. 29,709
588 First Mid-Illinois Bancshares, Inc. 18,892
1,593 First of Long Island Corporation 28,132
2,380 First Republic Bank 335,294
245 FirstCash Holdings, Inc. 22,584
6,206 Flushing Financial Corporation 119,093
7,466 Genworth Financial, Inc.
a
41,212
13,368 Glacier Bancorp, Inc. 609,447
1,310 Global Life, Inc. 158,313
4,504 Great Southern Bancorp, Inc. 263,214
2,177 Green Dot Corporation
a
39,360
13,574 Hamilton Lane, Inc. 1,056,872
3,060 Hancock Whitney Corporation 157,529
18,096 Hanmi Financial Corporation 421,456
5,402 Hanover Insurance Group, Inc. 727,001
4,180 Hartford Financial Services Group,
Inc. 324,410
32,573 Heartland Financial USA, Inc. 1,611,386
3,371 HomeStreet, Inc. 92,938
5,537 Hometrust Bancshares, Inc. 149,499
102,500 Hope Bancorp, Inc. 1,321,225
3,091 Horizon Bancorp, Inc. 48,343
27,795 Houlihan Lokey, Inc. 2,753,651
10,298 Independent Bank Corporation 228,307
2,017 Interactive Brokers Group, Inc. 161,239
24,951 Intercontinental Exchange, Inc. 2,683,480
3,533 Invesco Mortgage Capital, Inc. 51,900
10,267 Invesco, Ltd. 190,042
39,601 J.P. Morgan Chase & Company 5,542,556
17,990 Kinsale Capital Group, Inc. 5,009,136
1,305 KKR & Company, Inc. 72,832
9,226 M&T Bank Corporation 1,439,256
123 Marsh & McLennan Companies,
Inc. 21,514
610 Metropolitan Bank Holding
Corporation
a
36,222
9,929 MFA Financial, Inc. 118,056
34,933 MGIC Investment Corporation 493,254
9,001 Midland States Bancorp, Inc. 229,345
10,988 MidWestOne Financial Group, Inc. 342,276
4,397 Moody's Corporation 1,419,132
19,270 Morgan Stanley 1,875,549

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Financials (5.7%) - continued
2,613 Mr. Cooper Group, Inc.
a
$ 120,172
4,444 MSCI, Inc. 2,362,253
31,111 Nasdaq, Inc. 1,872,571
67,449 New York Community Bancorp,
Inc. 673,816
14,493 NMI Holdings, Inc.
a
336,672
8,202 OceanFirst Financial Corporation 196,192
1,449 OFG Bancorp 41,021
10,993 Old Republic International
Corporation 290,105
8,086 OneMain Holdings, Inc. 348,830
22,875 PacWest Bancorp 632,722
1,087 Pathward Financial, Inc. 53,937
223 PCB Bancorp 4,141
323 Peapack-Gladstone Financial
Corporation 11,980
145 PennyMac Financial Services, Inc. 9,776
16,298 Popular, Inc. 1,118,695
438 Primerica, Inc. 70,847
5,060 Principal Financial Group, Inc. 468,303
1,857 Prosperity Bancshares, Inc. 140,872
2,312 Prudential Financial, Inc. 242,621
277 QCR Holdings, Inc. 14,559
59,015 Radian Group, Inc. 1,304,232
15,646 Raymond James Financial, Inc. 1,764,399
53 Reinsurance Group of America,
Inc. 8,044
558 RenaissanceRe Holdings, Ltd. 109,195
32,047 Rithm Capital Corporation 301,562
23,146 RLI Corporation 3,065,688
5,255 S&P Global, Inc. 1,970,310
596 S&T Bancorp, Inc. 21,682
49,475 Seacoast Banking Corporation of
Florida 1,588,642
579 Signature Bank 74,662
8,384 Silvergate Capital Corporation
a,b
119,388
29,012 State Street Corporation 2,649,666
404 SVB Financial Group
a
122,186
36,017 Synchrony Financial 1,322,904
2,969 Synovus Financial Corporation 124,550
1,789 T. Rowe Price Group, Inc. 208,365
1,439 Territorial Bancorp, Inc. 34,565
4,526 TPG RE Finance Trust, Inc. 39,421
14,563 Tradeweb Markets, Inc. 1,085,526
43,010 Triumph Financial, Inc.
a
2,396,947
41,663 Truist Financial Corporation 2,057,736
5,234 TrustCo Bank Corporation NY 187,953
3,254 Two Harbors Investment
Corporation 58,377
11,511 Umpqua Holdings Corporation 209,500
999 Univest Financial Corporation 27,123
16,543 Unum Group 695,302
6,787 Virtu Financial, Inc. 131,057
2,278 W.R. Berkley Corporation 159,779
221 Walker & Dunlop, Inc. 21,079
459 Washington Federal, Inc. 16,276
72,336 Wells Fargo & Company 3,390,388
62,248 Western Alliance Bancorp 4,691,632
829 Western Asset Mortgage Capital
Corporation 9,343
136 Willis Towers Watson plc 34,570
382 Wintrust Financial Corporation 34,942
24,803 Zions Bancorp NA 1,318,527
Shares Common Stock (38.6%) Value
Financials (5.7%) - continued
3,756 Zurich Insurance Group AG $ 1,857,451
Total 116,759,147
Health Care (5.7%)
850 10X Genomics, Inc.
a
39,805
19,393 Abbott Laboratories 2,143,896
3,792 ACADIA Pharmaceuticals, Inc.
a
72,162
1,340 Accolade, Inc.
a
15,638
9,083 Agilent Technologies, Inc. 1,381,343
95,059 Agiliti, Inc.
a
1,753,839
2,182 Agios Pharmaceuticals, Inc.
a
64,325
5,366 Aldeyra Therapeutics, Inc.
a
31,659
4,257 Align Technology, Inc.
a
1,148,241
2,004 Alignment Healthcare, Inc.
a
24,749
14,018 Alkermes plc
a
401,476
13,388 Allogene Therapeutics, Inc.
a,b
103,355
168 Alnylam Pharmaceuticals, Inc.
a
38,035
833 Amedisys, Inc.
a
80,518
2,825 AmerisourceBergen Corporation 477,312
3,615 Amgen, Inc. 912,426
3,313 Amicus Therapeutics, Inc.
a
43,201
746 AMN Healthcare Services, Inc.
a
71,497
942 Anika Therapeutics, Inc.
a
29,211
1,562 Arcutis Biotherapeutics, Inc.
a
25,882
5,971 Argenx SE ADR
a
2,282,415
391 Arvinas, Inc.
a
12,813
9,725 Ascendis Pharma AS ADR
a
1,206,678
29,597 AstraZeneca plc ADR 1,934,756
3,420 Atara Biotherapeutics, Inc.
a
17,339
1,545 Avanos Medical, Inc.
a
47,339
42,423 Avantor, Inc.
a
1,013,910
14,301 Axonics, Inc.
a
878,081
70,408 Baxter International, Inc. 3,216,941
7,945 Biogen, Inc.
a
2,311,200
21,902 BioLife Solutions, Inc.
a
513,383
210 BioMarin Pharmaceutical, Inc.
a
24,223
25,179 Bio-Techne Corporation 2,005,759
972 Blueprint Medicines Corporation
a
45,431
764 Bristol-Myers Squibb Company 55,505
1,731 Cardinal Health, Inc. 133,720
323 Cardiovascular Systems, Inc.
a
4,503
363 Chemed Corporation 183,366
13,665 Cigna Holding Company 4,327,296
3,827 Community Health Systems, Inc.
a
19,977
41 CONMED Corporation 3,926
4,065 Cooper Companies, Inc. 1,418,400
1,167 CRISPR Therapeutics AG
a
59,540
16,225 CVS Health Corporation 1,431,369
8,016 Danaher Corporation 2,119,270
6,761 Deciphera Pharmaceuticals, Inc.
a
115,005
3,292 Dentsply Sirona, Inc. 121,244
17,413 DexCom, Inc.
a
1,864,758
8,749 Dynavax Technologies
Corporation
a
99,564
750 Editas Medicine, Inc.
a
7,417
21,500 Edwards Lifesciences Corporation
a
1,649,050
7,156 Elanco Animal Health, Inc.
a
98,252
9,085 Elevance Health, Inc. 4,542,409
3,256 Encompass Health Corporation 203,337
1,628 Enhabit, Inc.
a
25,006
52,927 Enovis Corporation
a
3,331,755
730 Ensign Group, Inc. 68,072
1,540 Exact Sciences Corporation
a
103,981
39,921 Gilead Sciences, Inc. 3,350,969
385 Guardant Health, Inc.
a
12,101

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Health Care (5.7%) - continued
30,300 Halozyme Therapeutics, Inc.
a
$ 1,568,631
7,770 HCA Healthcare, Inc. 1,981,894
1,295 HealthEquity, Inc.
a
78,801
9,729 Hims & Hers Health, Inc.
a
80,556
7,624 Hologic, Inc.
a
620,365
250 IDEAYA Biosciences, Inc.
a
4,257
135 IDEXX Laboratories, Inc.
a
64,867
16,612 Immunocore Holdings plc ADR
a
1,017,817
18,472 Inari Medical, Inc.
a
1,053,828
11,881 Inspire Medical Systems, Inc.
a
3,006,606
9,027 Insulet Corporation
a
2,593,638
487 Integra LifeSciences Holdings
Corporation
a
27,905
5,623 Intuitive Surgical, Inc.
a
1,381,515
20,601 Ionis Pharmaceuticals, Inc.
a
821,362
2,845 Jazz Pharmaceuticals, Inc.
a
445,698
26,371 Johnson & Johnson 4,309,549
955 KalVista Pharmaceuticals, Inc.
a
7,602
829 Kiniksa Pharmaceuticals, Ltd.
a
11,987
3,557 Kura Oncology, Inc.
a
49,158
11,160 Laboratory Corporation of America
Holdings 2,813,659
37,168 Lantheus Holdings, Inc.
a
2,137,160
16 Madrigal Pharmaceuticals, Inc.
a
4,612
172,837 Maravai LifeSciences Holdings,
Inc.
a
2,533,790
2,912 Medpace Holdings, Inc.
a
643,756
27,492 Medtronic plc 2,300,805
52,250 Merck & Company, Inc. 5,612,172
240 Merit Medical Systems, Inc.
a
17,124
2,808 Mersana Therapeutics, Inc.
a
18,477
3,990 Mirati Therapeutics, Inc.
a
213,106
2,346 Molina Healthcare, Inc.
a
731,553
186 MultiPlan Corporation
a
246
14,618 Natera, Inc.
a
627,551
1,988 National HealthCare Corporation 118,366
6,780 Novo Nordisk AS ADR 940,928
933 Nurix Therapeutics, Inc.
a
11,467
41,008 NuVasive, Inc.
a
1,869,965
2,083 Oak Street Health, Inc.
a
60,532
1,929 OraSure Technologies, Inc.
a
10,764
72,373 Pfizer, Inc. 3,195,992
220 Pliant Therapeutics, Inc.
a
7,709
119,271 Progyny, Inc.
a
4,101,730
4,664 Protagonist Therapeutics, Inc.
a
61,985
60,770 R1 RCM, Inc.
a
869,619
2,872 RAPT Therapeutics, Inc.
a
83,432
3,391 Reata Pharmaceuticals, Inc.
a
146,932
3,408 Regeneron Pharmaceuticals, Inc.
a
2,584,866
12,476 Repligen Corporation
a
2,311,803
3,424 Revance Therapeutics, Inc.
a
118,744
1,413 Sage Therapeutics, Inc.
a
62,652
15,610 Sarepta Therapeutics, Inc.
a
1,950,782
357 Scholar Rock Holding Corporation
a
4,320
96 Seagen, Inc.
a
13,390
1,811 Sensus Healthcare, Inc.
a
16,553
2,842 ShockWave Medical, Inc.
a
534,097
29,160 Silk Road Medical, Inc.
a
1,585,138
1,183 SpringWorks Therapeutics, Inc.
a
37,146
33,852 Stevanato Group SPA 666,207
1,459 Syneos Health, Inc.
a
52,407
196 Teladoc Health, Inc.
a
5,762
2,968 Teleflex, Inc. 722,471
11,953 Travere Therapeutics, Inc.
a
267,747
2,583 Twist Bioscience Corporation
a
74,106
Shares Common Stock (38.6%) Value
Health Care (5.7%) - continued
1,712 Ultragenyx Pharmaceutical, Inc.
a
$ 77,605
676 UnitedHealth Group, Inc. 337,452
1,522 Vanda Pharmaceuticals, Inc.
a
11,689
528 Veeva Systems, Inc.
a
90,050
5,636 Veracyte, Inc.
a
141,633
17,592 Vericel Corporation
a
483,252
102,920 Viemed Healthcare, Inc.
a
873,791
21,837 Vor BioPharma, Inc.
a,b
115,081
2,551 VYNE Therapeutics, Inc.
a
663
3,085 Waters Corporation
a
1,013,669
1,471 Zentalis Pharmaceuticals, Inc.
a
34,716
15,387 Zimmer Biomet Holdings, Inc. 1,959,381
14,720 Zoetis, Inc. 2,436,013
1,583 Zymeworks, Inc.
a,b
14,959
Total 116,576,243
Industrials (5.9%)
3,806 3M Company 437,994
641 Acuity Brands, Inc. 120,841
8,701 Advanced Drainage Systems, Inc. 877,409
2,991 AECOM 261,025
3,654 AGCO Corporation 504,727
48,039 Air Lease Corporation 2,160,314
10,865 Alaska Air Group, Inc.
a
557,809
360 Albany International Corporation 40,374
26,960 Altra Industrial Motion Corporation 1,646,447
490 American Woodmark Corporation
a
28,072
14,736 AMETEK, Inc. 2,135,541
398 Apogee Enterprises, Inc. 18,642
37,678 ASGN, Inc.
a
3,426,814
468 Atkore International Group, Inc.
a
60,957
2,068 AZZ, Inc. 87,849
98,957 Badger Infrastructure Solutions,
Ltd. 2,357,624
27,720 Barnes Group, Inc. 1,226,887
2,346 Beacon Roofing Supply, Inc.
a
133,441
2,647 Booz Allen Hamilton Holding
Corporation 250,512
55 CACI International, Inc.
a
16,945
9,171 Carlisle Companies, Inc. 2,300,637
539 Caterpillar, Inc. 135,984
515 CBIZ, Inc.
a
24,509
17,184 Chart Industries, Inc.
a
2,302,312
29,360 Cimpress plc
a
959,778
3,112 Cintas Corporation 1,380,919
83,314 CNH Industrial NV 1,476,324
140 Columbus McKinnon Corporation 5,033
2,413 Core & Main, Inc.
a
53,255
855 CoStar Group, Inc.
a
66,605
26,042 Crane Holdings, Company 3,018,528
1,075 CSW Industrials, Inc. 145,351
87,768 CSX Corporation 2,713,787
6,198 Curtiss-Wright Corporation 1,027,628
1,101 Deere & Company 465,547
48,143 Delta Air Lines, Inc.
a
1,882,391
1,271 Donaldson Company, Inc. 79,247
33 Dover Corporation 5,010
80,257 Driven Brands Holdings, Inc.
a
2,342,702
1,105 Eagle Bulk Shipping, Inc. 63,294
2,927 EMCOR Group, Inc. 433,928
26,173 Emerson Electric Company 2,361,328
245 Equifax, Inc. 54,439
13,597 Expeditors International of
Washington, Inc. 1,470,516
22,832 Fastenal Company 1,154,158

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Industrials (5.9%) - continued
106,962 First Advantage Corporation
a
$ 1,484,633
1,072 Forrester Research, Inc.
a
39,728
3,504 Fortune Brands Innovations, Inc. 226,043
25,228 Forward Air Corporation 2,720,840
797 Genco Shipping & Trading, Ltd. 14,458
8,421 General Dynamics Corporation 1,962,598
351 Gorman-Rupp Company 10,084
21,218 Greenbrier Companies, Inc. 656,061
208 Heidrick & Struggles International,
Inc. 6,398
24,708 Helios Technologies, Inc. 1,630,728
139 Heritage-Crystal Clean, Inc.
a
5,171
3,928 Hillman Solutions Corporation
a
37,709
85,677 Howmet Aerospace, Inc. 3,486,197
3,497 Hubbell, Inc. 800,498
97,842 IAA, Inc.
a
4,082,947
254 ICF International, Inc. 25,956
6,693 IDEX Corporation 1,604,178
81,821 Janus International Group, Inc.
a
900,031
114 JB Hunt Transport Services, Inc. 21,552
9,645 JetBlue Airways Corporation
a
77,160
21,887 Johnson Controls International plc 1,522,679
192 Knight-Swift Transportation
Holdings, Inc. 11,347
7,176 L3Harris Technologies, Inc. 1,541,548
4,150 Landstar System, Inc. 717,245
4,591 Leidos Holdings, Inc. 453,774
24,757 Lincoln Electric Holdings, Inc. 4,131,201
18,376 ManpowerGroup, Inc. 1,601,652
3,504 Masterbrand, Inc.
a
32,237
12,073 Mercury Systems, Inc.
a
603,469
24,815 Middleby Corporation
a
3,857,492
21,593 Miller Industries, Inc. 626,413
1,345 MSC Industrial Direct Company,
Inc. 111,232
138 National Presto Industries, Inc. 10,572
4,782 Norfolk Southern Corporation 1,175,463
1,668 Northrop Grumman Corporation 747,331
7,268 Old Dominion Freight Line, Inc. 2,421,988
5,449 Owens Corning, Inc. 526,646
5,833 PACCAR, Inc. 637,605
10,019 Parker-Hannifin Corporation 3,266,194
23,321 Pentair plc 1,291,517
8,228 Planet Labs PBC
a
40,729
9,548 Quanta Services, Inc. 1,453,110
27,131 Regal Rexnord Corporation 3,776,635
2,471 Republic Services, Inc. 308,430
836 RXO, Inc.
a
15,316
4,702 Saia, Inc.
a
1,282,612
5,557 SkyWest, Inc.
a
115,363
781 Snap-On, Inc. 194,258
23,210 Southwest Airlines Company 830,222
4,387 Standex International Corporation 507,006
547 Stanley Black & Decker, Inc. 48,853
639 Sterling Construction Company,
Inc.
a
23,253
104,244 Sun Country Airlines Holdings,
Inc.
a
1,946,236
10,104 SunPower Corporation
a,b
176,113
3,176 Sunrun, Inc.
a
83,465
13,346 Tennant Company 935,955
1,860 Terex Corporation 94,804
4,611 Textron, Inc. 335,911
22,207 Timken Company 1,828,746
2,414 Trane Technologies plc 432,396
Shares Common Stock (38.6%) Value
Industrials (5.9%) - continued
16,024 TransUnion $ 1,149,722
14,109 Trex Company, Inc.
a
743,826
3,528 Tutor Perini Corporation
a
32,352
51,965 Uber Technologies, Inc.
a
1,607,277
294 UniFirst Corporation 58,341
4,319 Union Pacific Corporation 881,897
3,599 United Airlines Holdings, Inc.
a
176,207
16,588 United Parcel Service, Inc. 3,072,595
10,772 United Rentals, Inc.
a
4,749,913
1,557 Univar Solutions, Inc.
a
53,685
473 Valmont Industries, Inc. 155,962
35,570 Vicor Corporation
a
2,469,625
252 Watts Water Technologies, Inc. 41,207
75,307 WillScot Mobile Mini Holdings
Corporation
a
3,649,377
Total 120,625,408
Information Technology (7.0%)
7,852 8x8, Inc.
a
36,983
4,034 Adobe, Inc.
a
1,493,952
3,456 Alteryx, Inc.
a
191,773
490 American Software, Inc. 7,453
3,099 Amkor Technology, Inc. 90,677
35,746 Amphenol Corporation 2,851,458
2,565 ANSYS, Inc.
a
683,213
78,119 Apple, Inc. 11,271,791
9,109 Applied Materials, Inc. 1,015,562
10,679 Arista Networks, Inc.
a
1,345,768
5,935 Arrow Electronics, Inc.
a
697,303
5,599 Autodesk, Inc.
a
1,204,681
190 Aviat Networks, Inc.
a
6,147
437 Avnet, Inc. 20,050
882 Benchmark Electronics, Inc. 24,687
37,639 BigCommerce Holdings, Inc.
a
461,454
12,969 Bill.com Holdings, Inc.
a
1,499,476
20,213 Block, Inc.
a
1,651,806
174 Broadridge Financial Solutions,
Inc. 26,163
1,553 Cadence Design Systems, Inc.
a
283,935
1,544 CalAmp Corporation
a
7,149
53,089 Calix, Inc.
a
2,794,605
218 Cambium Networks Corporation
a
4,672
567 CDW Corporation 111,149
29,093 Ciena Corporation
a
1,513,418
112,481 Cisco Systems, Inc. 5,474,450
47,674 Cognex Corporation 2,609,675
183 Cognizant Technology Solutions
Corporation 12,215
2,377 Coherent Corporation
a
103,162
25,386 Cohu, Inc.
a
915,927
9,669 CommScope Holding Company,
Inc.
a
81,220
9,693 Conduent Incorporated
a
46,236
1,185 Corning, Inc. 41,013
696 CrowdStrike Holdings, Inc.
a
73,706
2,427 Datadog, Inc.
a,b
181,564
12,170 Descartes Systems Group, Inc.
a
888,653
19,854 Dolby Laboratories, Inc. 1,579,584
36,320 Dropbox, Inc.
a
843,714
5,920 Endava plc ADR
a
520,190
2,602 Enphase Energy, Inc.
a
576,031
11,973 Entegris, Inc. 966,341
2,968 EPAM Systems, Inc.
a
987,305
1,101 Euronet Worldwide, Inc.
a
124,061
40 Fair Isaac Corporation
a
26,638

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Information Technology (7.0%) - continued
26,757 Fidelity National Information
Services, Inc. $ 2,007,845
673 First Solar, Inc.
a
119,525
4,694 Fiserv, Inc.
a
500,756
33,078 Five9, Inc.
a
2,605,885
24,708 Flex, Ltd.
a
576,932
894 Flywire Corporation
a
24,111
76,445 Gilat Satellite Networks, Ltd.
a
421,212
4,769 Global Payments, Inc. 537,562
77 GoDaddy, Inc.
a
6,324
159 HP, Inc. 4,633
2,385 HubSpot, Inc.
a
827,619
1,863 IPG Photonics Corporation
a
208,842
1,724 Jabil, Inc. 135,558
2,401 Jack Henry & Associates, Inc. 432,396
12,533 Juniper Networks, Inc. 404,816
42 Keysight Technologies, Inc.
a
7,533
579 KLA-Tencor Corporation 227,246
60,569 Knowles Corporation
a
1,164,742
3,963 Lam Research Corporation 1,981,896
50,551 Lattice Semiconductor
Corporation
a
3,831,260
3,507 Littelfuse, Inc. 900,212
872 Lumentum Holdings, Inc.
a
52,477
13,365 Mastercard, Inc. 4,953,069
15,365 MAXIMUS, Inc. 1,150,070
274 MaxLinear, Inc.
a
11,289
17,215 Microchip Technology, Inc. 1,336,228
63,784 Microsoft Corporation 15,806,313
10,787 MKS Instruments, Inc. 1,103,726
4,926 Monolithic Power Systems, Inc. 2,101,235
279 Motorola Solutions, Inc. 71,706
3,533 NICE, Ltd. ADR
a
732,850
7,519 Nova, Ltd.
a
681,973
23,613 NVIDIA Corporation 4,613,272
10,993 ON Semiconductor Corporation
a
807,436
2,992 PagerDuty, Inc.
a
89,132
11,836 Palo Alto Networks, Inc.
a
1,877,663
6,844 Paycom Software, Inc.
a
2,217,045
37,027 PayPal Holdings, Inc.
a
3,017,330
957 PDF Solutions, Inc.
a
30,413
2,171 Plexus Corporation
a
208,394
13,703 PTC, Inc.
a
1,848,261
1,189 Qorvo, Inc.
a
129,197
36,997 QUALCOMM, Inc. 4,928,370
585 Qualys, Inc.
a
67,486
6,462 Rambus, Inc.
a
261,517
1,107 RingCentral, Inc.
a
43,206
17,072 Sabre Corporation
a
116,260
17,473 Salesforce, Inc.
a
2,934,940
51,001 Samsung Electronics Company,
Ltd. 2,540,373
529 Sanmina Corporation
a
32,232
4,873 ServiceNow, Inc.
a
2,217,848
5,105 SiTime Corporation
a
588,249
7,257 Skyworks Solutions, Inc. 795,875
11,809 Splunk, Inc.
a
1,130,948
1,585 Sprinklr, Inc.
a
15,755
68,523 Sprout Social, Inc.
a
4,383,416
5,137 Synopsys, Inc.
a
1,817,214
720 Teledyne Technologies, Inc.
a
305,467
107 Teradyne, Inc. 10,882
22,612 Texas Instruments, Inc. 4,007,073
12,736 Trimble, Inc.
a
739,452
227,256 TTM Technologies, Inc.
a
3,572,464
Shares Common Stock (38.6%) Value
Information Technology (7.0%) - continued
4,960 Tyler Technologies, Inc.
a
$ 1,600,939
9,180 Universal Display Corporation 1,216,625
868 Visa, Inc. 199,822
7,258 Vishay Intertechnology, Inc. 166,136
7,810 Vontier Corporation 179,864
1,473 Western Digital Corporation
a
64,738
17,192 Western Union Company 243,611
876 WEX, Inc.
a
162,034
9,116 Wolfspeed, Inc.
a
702,023
36,911 Workiva, Inc.
a
3,193,909
1,377 Xerox Holdings Corporation 22,555
5,812 Yext, Inc.
a
40,393
123 Zebra Technologies Corporation
a
38,890
2,486 Zoom Video Communications,
Inc.
a
186,450
Total 143,640,010
Materials (1.8%)
824 Albemarle Corporation 231,915
624 Alcoa Corporation 32,598
21,578 AptarGroup, Inc. 2,495,280
11,772 Ashland, Inc. 1,286,326
3,521 Avery Dennison Corporation 667,018
67,098 Axalta Coating Systems, Ltd.
a
2,019,650
18,898 Ball Corporation 1,100,620
28,448 Carpenter Technology Corporation 1,373,754
8,552 Celanese Corporation 1,053,606
18,440 CF Industries Holdings, Inc. 1,561,868
318 Commercial Metals Company 17,258
23,450 Compass Minerals International,
Inc. 1,094,177
5,198 Corteva, Inc. 335,011
638 Crown Holdings, Inc. 56,246
20,109 Eastman Chemical Company 1,773,011
737 Greif, Inc. 52,644
114 Hawkins, Inc. 4,446
5,776 Huntsman Corporation 183,041
22,453 Ingevity Corporation
a
1,851,025
2,758 Innospec, Inc. 311,709
3,360 International Flavors & Fragrances,
Inc. 377,866
131,784 Ivanhoe Mines, Ltd.
a
1,238,059
1,001 Kaiser Aluminum Corporation 87,608
2,553 Linde plc 844,890
3,426 LSB Industries, Inc.
a
43,545
7,314 LyondellBasell Industries NV 707,191
3,716 Martin Marietta Materials, Inc. 1,336,422
1,952 Mercer International, Inc. 24,849
1,636 MP Materials Corporation
a
53,186
812 Myers Industries, Inc. 19,553
18,446 Nucor Corporation 3,117,743
2,140 Orion Engineered Carbons SA 44,983
9,649 PPG Industries, Inc. 1,257,651
163,361 Ranpak Holdings Corporation
a
1,251,345
4,007 Reliance Steel & Aluminum
Company 911,392
18,585 RPM International, Inc. 1,670,977
1,482 Ryerson Holding Corporation 56,568
112 Sensient Technologies Corporation 8,477
11,240 Sonoco Products Company 686,876
15,889 Steel Dynamics, Inc. 1,916,849
53,404 Summit Materials, Inc.
a
1,754,855
1,185 TriMas Corporation 36,486
1,266 Trinseo plc 35,132
8,969 United States Lime & Minerals, Inc. 1,361,494

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.6%) Value
Materials (1.8%) - continued
9,098 United States Steel Corporation $ 259,202
228 Vulcan Materials Company 41,799
321 Westlake Corporation 39,403
Total 36,685,604
Real Estate (1.6%)
24,223 Agree Realty Corporation 1,807,763
5,468 Alexandria Real Estate Equities,
Inc. 878,926
1,173 American Assets Trust, Inc. 33,384
7,882 AvalonBay Communities, Inc. 1,398,582
7,296 Camden Property Trust 898,940
1,776 CareTrust REIT, Inc. 36,799
20,434 CBRE Group, Inc.
a
1,747,311
23,121 CubeSmart 1,058,711
88,501 Cushman and Wakefield plc
a
1,277,069
6,044 Digital Realty Trust, Inc. 692,763
1,595 DigitalBridge Group, Inc. 23,606
617 EastGroup Properties, Inc. 103,810
1,315 Elme Communities 25,248
12,031 EPR Properties 511,077
4,950 Equity Commonwealth 126,324
9,289 Equity Residential 591,245
4,688 Essential Properties Realty Trust,
Inc. 119,450
962 Essex Property Trust, Inc. 217,479
3,035 Extra Space Storage, Inc. 479,014
6,323 First Industrial Realty Trust, Inc. 337,332
5,837 FirstService Corporation 834,107
7,659 Four Corners Property Trust, Inc. 220,273
963 Getty Realty Corporation 35,082
111,623 Healthcare Realty Trust, Inc. 2,403,243
100,281 Host Hotels & Resorts, Inc. 1,890,297
1,599 Howard Hughes Corporation
a
136,699
45,571 Independence Realty Trust, Inc. 858,102
2,246 Kennedy-Wilson Holdings, Inc. 40,159
459 Kilroy Realty Corporation 18,837
2,939 Life Storage, Inc. 317,530
843 LTC Properties, Inc. 32,160
22,323 LXP Industrial Trust 257,831
2,043 Mid-America Apartment
Communities, Inc. 340,609
19,694 National Retail Properties, Inc. 932,511
58,749 National Storage Affiliates Trust 2,396,959
14,038 Necessity Retail REIT, Inc. 95,880
5,210 NetSTREIT Corporation 104,877
79,607 Pebblebrook Hotel Trust 1,305,555
6,270 Public Storage, Inc. 1,908,212
3,975 Realty Income Corporation 269,624
11,981 Regency Centers Corporation 798,294
31,953 Rexford Industrial Realty, Inc. 2,028,057
11,217 Sabra Health Care REIT, Inc. 151,430
7,309 SBA Communications Corporation 2,174,647
20,217 Service Properties Trust 180,133
1,617 Terreno Realty Corporation 104,183
15,929 UDR, Inc. 678,416
2,434 Welltower, Inc. 182,647
11,991 Zillow Group, Inc.
a
515,133
Total 33,576,320
Utilities (1.1%)
2,355 AES Corporation 64,551
15,739 Alliant Energy Corporation 850,378
2,046 Artesian Resources Corporation 120,509
893 Avista Corporation 35,631
Shares Common Stock (38.6%) Value
Utilities (1.1%) - continued
15,630 Black Hills Corporation $ 1,131,299
26,943 CenterPoint Energy, Inc. 811,523
2,351 Consolidated Water Company,
Ltd. 34,442
23,119 Constellation Energy Corporation 1,973,438
17,863 Duke Energy Corporation 1,830,064
7,788 Edison International, Inc. 536,593
34,197 Entergy Corporation 3,702,851
1,216 Essential Utilities, Inc. 56,824
16,287 Evergy, Inc. 1,020,381
461 NextEra Energy Partners, LP
b
33,791
64,546 NiSource, Inc. 1,791,152
18,090 NorthWestern Corporation 1,027,512
28,770 OGE Energy Corporation 1,131,236
5,329 PG&E Corporation
a
84,731
6,947 Pinnacle West Capital Corporation 517,899
21,593 Portland General Electric
Company 1,027,395
29,429 Public Service Enterprise Group,
Inc. 1,822,538
11,020 Sempra Energy 1,766,837
9,865 Spire, Inc. 712,450
8,090 UGI Corporation 322,225
856 Vistra Energy Corporation 19,739
1,740 Xcel Energy, Inc. 119,660
Total 22,545,649
Total Common Stock
(cost $662,447,408) 793,031,291
Principal
Amount Long-Term Fixed Income ( 3.3% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 28,437
3.182%,  9/20/2046, Ser.
2007-1, Class 4A1
c
19,542
Total 19,542
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
292,204
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
200,000
3.500%,  9/25/2032, Ser.
K148, Class A2 191,502
275,000
3.530%,  10/25/2032, Ser.
K149, Class A2 264,137
1,000,000
3.820%,  1/25/2033, Ser.
K153, Class A2 981,833
325,000
4.350%,  4/25/2033, Ser.
K154, Class A2 332,970
Total 2,062,646
Mortgage-Backed Securities (1.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,013,559 2.500%,  5/1/2051 891,752
896,069 3.500%,  5/1/2052 841,114
696,785 4.000%,  5/1/2052 678,588

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.3%) Value
Mortgage-Backed Securities (1.3%) - continued
$ 1,461,105 3.500%,  6/1/2052 $ 1,371,295
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
273,712 2.500%,  7/1/2030 260,372
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,250,000 5.000%,  3/1/2038
e
1,267,060
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
660,237 3.000%,  8/1/2038 625,336
790,568 3.500%,  5/1/2040 761,121
525,449 2.500%,  4/1/2042 472,661
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
970,806 3.000%,  1/1/2052 883,260
230,712 2.000%,  2/1/2051
e
195,183
128,962 2.000%,  2/1/2051
e
108,989
559,568 2.500%,  2/1/2051 493,369
747,482 2.500%,  2/1/2051 661,156
1,496,251 2.000%,  3/1/2051 1,263,258
994,406 3.000%,  3/1/2052 906,483
502,421 2.500%,  4/1/2051 443,036
563,635 3.000%,  4/1/2051 514,458
620,715 3.000%,  5/1/2050 571,564
268,906 2.000%,  5/1/2051
e
226,993
506,496 3.000%,  5/1/2051 468,316
418,015 3.000%,  6/1/2050 389,115
824,536 2.500%,  7/1/2051 725,542
651,659 3.500%,  7/1/2051 619,899
691,530 3.500%,  8/1/2050 658,464
460,427 3.500%,  9/1/2052 433,651
1,195,938 4.000%,  10/1/2052 1,161,152
278,986 2.000%,  11/1/2051
e
235,054
1,116,160 2.000%,  12/1/2050
e
944,535
934,194 2.500%,  12/1/2051 822,926
1,343,219 4.500%,  12/1/2052 1,339,769
2,000,000 5.500%,  2/1/2041
e
2,032,344
1,125,000 5.000%,  2/1/2042
e
1,129,131
575,000 4.500%,  2/1/2049
e,f
567,812
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
381,276 3.500%,  7/1/2061 355,237
614,237 4.000%,  12/1/2061 592,790
Total 25,912,785
U.S. Government & Agencies (1.9%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,293,594
1,490,000 2.250%,  11/15/2027 1,400,076
4,500,000 2.875%,  5/15/2028 4,338,105
190,000 5.250%,  11/15/2028 206,068
125,000 0.875%,  11/15/2030 103,311
70,000 1.375%,  11/15/2031 59,016
8,000,000 2.875%,  5/15/2032 7,618,750
3,240,000 1.375%,  11/15/2040 2,242,055
2,291,000 2.500%,  5/15/2046 1,840,049
U.S. Treasury Notes
9,000,000 3.000%,  6/30/2024 8,809,453
960,000 2.250%,  11/15/2024 926,250
Principal
Amount Long-Term Fixed Income (3.3%) Value
U.S. Government & Agencies (1.9%) -
continued
$ 1,930,000 2.125%,  11/30/2024 $ 1,856,946
540,000 2.625%,  1/31/2026 521,438
8,570,000 2.500%,  2/28/2026 8,233,561
200,000 0.750%,  1/31/2028 174,023
Total 39,622,695
Total Long-Term Fixed Income
(cost $70,739,792) 67,617,668
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,879,990 Thrivent Cash Management Trust 1,879,990
Total Collateral Held for
Securities Loaned
(cost $1,879,990) 1,879,990
Shares or
Principal
Amount Short-Term Investments ( 16.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.100%, 2/3/2023
g,h
99,974
11,700,000 4.170%, 2/8/2023
g,h
11,689,795
1,100,000 4.172%, 2/10/2023
g,h
1,098,739
7,800,000 4.246%, 2/15/2023
g,h
7,786,399
4,000,000 4.295%, 3/7/2023
g,h
3,982,748
Thrivent Core Short-Term Reserve
Fund
32,313,112 4.830% 323,131,117
Total Short-Term Investments
(cost $347,718,117) 347,788,772
Total Investments (cost
$1,774,429,290) 100.1% $ 2,056,769,053
Other Assets and Liabilities, Net
(0.1%) (2,833,627)
Total Net Assets 100.0% $2,053,935,426
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 1,937,933
Total lending $1,937,933
Gross amount payable upon return of
collateral for securities loaned $1,879,990
Net amounts due to counterparty $(57,943)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 35,616,421 35,616,421 – –
Consumer Discretionary 87,170,254 87,170,254 – –
Consumer Staples 39,751,512 39,751,512 – –
Energy 40,084,723 40,084,723 – –
Financials 116,759,147 114,901,696 1,857,451 –
Health Care 116,576,243 116,576,243 – –
Industrials 120,625,408 118,267,784 2,357,624 –
Information Technology 143,640,010 141,099,637 2,540,373 –
Materials 36,685,604 35,447,545 1,238,059 –
Real Estate 33,576,320 33,576,320 – –
Utilities 22,545,649 22,545,649 – –
Registered Investment Companies
Unaffiliated 19,322,911 19,322,911 – –
Affiliated 623,375,290 623,375,290 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 19,542 – 19,542 –
Commercial Mortgage-Backed Securities 2,062,646 – 2,062,646 –
Mortgage-Backed Securities 25,912,785 – 25,912,785 –
U.S. Government & Agencies 39,622,695 – 39,622,695 –
Short-Term Investments 24,657,655 – 24,657,655 –
Subtotal Investments in Securities $1,528,004,815 $1,427,735,985 $100,268,830 $–
Other Investments  * Total
Affiliated Short-Term Investments 323,131,117
Affiliated Registered Investment Companies 203,753,131
Collateral Held for Securities Loaned 1,879,990
Subtotal Other Investments $528,764,238
Total Investments at Value $2,056,769,053
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,642,720 10,642,720 – –
Total Asset Derivatives $10,642,720 $10,642,720 $– $–
Liability Derivatives
Futures Contracts 8,682,271 8,682,271 – –
Call Options Written 3,067 – – 3,067
Total Liability Derivatives $8,685,338 $8,682,271 $– $3,067

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$21,460,446 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 35 March 2023 $ 3,939,800 $ 68,247
CBOT U.S. Long Bond 12 March 2023 1,503,221 55,279
CME E-mini S&P 500 Index 1,610 March 2023 321,820,593 7,424,406
CME Ultra Long Term U.S. Treasury Bond 15 March 2023 2,003,018 123,232
ICE mini MSCI EAFE Index 462 March 2023 45,977,344 2,971,556
Total Futures Long Contracts $ 375,243,976 $ 10,642,720
CBOT 2-Yr. U.S. Treasury Note (8) March 2023 ( $ 1,638,663) ( $ 6,524)
CBOT 5-Yr. U.S. Treasury Note (17) March 2023 (1,834,545) (22,572)
CME E-mini Russell 2000 Index (450) March 2023 (41,262,439) (2,374,061)
CME E-mini S&P Mid-Cap 400 Index (336) March 2023 (84,482,757) (4,990,683)
ICE US mini MSCI Emerging Markets Index (411) March 2023 (20,238,659) (1,227,871)
Ultra 10-Yr. U.S. Treasury Note (22) March 2023 (2,605,909) (60,560)
Total Futures Short Contracts ( $ 152,062,972) ($8,682,271)
Total Futures Contracts $ 223,181,004 $1,960,449
The following table presents Aggressive Allocation Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.35) $ 98.94 February 2023 ( $ 1,333,125) ( $ 3,067) $ 5,792
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,067) $5,792
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $36,980 $1,524 $– $45,488 5,163 2.2%
Core International Equity 47,060 1,279 – 55,148 5,836 2.7
Core Low Volatility Equity 74,334 7,438 – 76,695 6,793 3.8
Core Small Cap Value 24,654 296 – 26,422 2,666 1.3
Global Stock, Class S 44,383 1,560 – 48,855 1,997 2.4
High Yield, Class S 6,532 98 – 6,845 1,665 0.3
Income, Class S 4,112 41 – 4,482 551 0.2
International Allocation, Class S 119,015 2,724 – 140,304 14,539 6.8
Large Cap Growth, Class S 130,342 9,308 – 138,174 10,100 6.7
Large Cap Value, Class S 98,974 6,078 – 106,327 3,932 5.2
Limited Maturity Bond, Class S 7,073 48 – 7,309 611 0.4
Mid Cap Stock, Class S 108,031 2,975 – 117,138 3,503 5.7
Small Cap Stock, Class S 49,422 4,292 – 53,942 1,855 2.6
Total Affiliated Registered Investment
Companies 750,912 827,129 40.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 249,728 181,896 108,492 323,131 32,313 15.7
Total Affiliated Short-Term Investments 249,728 323,131 15.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,397 59,801 63,318 1,880 1,880 0.1
Total Collateral Held for Securities Loaned 5,397 1,880 0.1
Total Value $1,006,037 $1,152,140
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,984 $– $1,524
Core International Equity – 6,809 – 1,279
Core Low Volatility Equity Fund – (5,077) 5,937 1,501
Core Small Cap Value – 1,472 – 296
Global Stock, Class S – 2,912 969 590
High Yield, Class S – 215 – 98
Income, Class S – 329 – 41
International Allocation, Class S – 18,565 – 2,724
Large Cap Growth, Class S – (1,476) 9,308 –
Large Cap Value, Class S – 1,275 4,270 1,808
Limited Maturity Bond, Class S – 188 – 48
Mid Cap Stock, Class S – 6,132 2,578 397
Small Cap Stock, Class S – 228 4,085 207
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% – – – 3,200
Total Income/Non Income Cash from Affiliated Investments $13,713
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $38,556 $27,147

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.8% )
a
Value
Basic Materials (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
$ 149,000
0.000%,  (LIBOR 1M +
1.750%), 9/4/2027
b,c,d
$ 148,768
Grinding Media, Inc., Term Loan
84,787
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
d,e
82,667
Hyperion Materials &
Technologies, Inc., Term Loan
75,097
9.193%,  (LIBOR 1M +
4.500%), 8/30/2028
d
74,275
INEOS US Petrochem, LLC, Term
Loan
217,448
7.320%,  (LIBOR 1M +
2.750%), 1/29/2026
b,c,d
216,741
Lummus Technology Holdings V,
LLC, Term Loan
77,508
8.070%,  (LIBOR 1M +
3.500%), 6/30/2027
d
75,764
Nouryon USA, LLC, Term Loan
336,435
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
d
332,650
Spectrum Group Buyer, Inc., Term
Loan
77,229
11.324%,  (TSFR1M +
6.500%), 5/19/2028
d
72,725
Total 1,003,590
Capital Goods (0.5%)
Ali Group North America
Corporation, Term Loan
121,929
6.676%,  (TSFR1M +
2.000%), 7/22/2029
d
121,529
Berry Global, Inc., Term Loan
149,000
0.000%,  (LIBOR 1M +
1.750%), 7/1/2026
b,c,d
148,577
Brookfield WEC Holdings, Inc.,
Term Loan
185,527
7.320%,  (LIBOR 1M +
2.750%), 8/1/2025
d
185,180
BW Holding, Inc., Term Loan
79,942
8.549%,  (LIBOR 1M +
4.000%), 12/14/2028
d
72,198
Charter Next Generation, Inc.,
Term Loan
87,776
8.320%,  (LIBOR 1M +
3.750%), 12/1/2027
d
87,196
Clydesdale Acquisition Holdings,
Inc., Term Loan
215,458
8.836%,  (TSFR1M +
4.175%), 4/13/2029
d
211,382
Cornerstone Building Brands, Inc.,
Term Loan
136,652
7.709%,  (LIBOR 1M +
3.250%), 4/12/2028
d
127,378
Foley Products Company, LLC,
Term Loan
77,513
9.480%,  (SOFRRATE +
4.750%), 2/16/2029
d
76,012
Ingersoll-Rand Services Company,
Term Loan
124,679
6.411%,  (LIBOR 1M +
1.750%), 2/28/2027
d
124,167
Principal
Amount Bank Loans (5.8%)
a
Value
Capital Goods (0.5%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 150,176
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
d
$ 148,674
Quikrete Holdings, Inc., Term Loan
76,802
7.195%,  (LIBOR 1M +
2.625%), 1/31/2027
d
76,303
169,575
7.570%,  (LIBOR 1M +
3.000%), 3/18/2029
d
168,823
Smyrna Ready Mix Concrete, LLC,
Term Loan
75,098
8.911%,  (TSFR1M +
4.250%), 4/1/2029
d,e
74,722
TK Elevator US Newco, Inc., Term
Loan
127,000
0.000%,  (LIBOR 6M +
3.500%), 7/31/2027
b,c,d
124,601
TransDigm, Inc., Term Loan
296,098
0.000%,  (LIBOR 3M +
2.250%), 12/9/2025
d
295,325
Vertiv Group Corporation, Term
Loan
124,682
7.119%,  (LIBOR 1M +
2.750%), 3/2/2027
d
124,058
Total 2,166,125
Communications Services (1.0%)
Altice France SA, Term Loan
259,323
8.650%,  (LIBOR 2M +
4.000%), 8/14/2026
d,e
249,598
CCI Buyer, Inc., Term Loan
99,746
8.580%,  (LIBOR 3M +
4.000%), 12/17/2027
d
97,834
Cengage Learning, Inc., Term
Loan
82,363
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
d
78,369
Charter Communications
Operating, LLC, Term Loan
313,191
6.320%,  (LIBOR 1M +
1.750%), 2/1/2027
d
311,979
Clear Channel Outdoor Holdings,
Inc., Term Loan
230,122
8.325%,  (LIBOR 1M +
3.500%), 8/21/2026
d
218,508
CMG Media Corporation, Term
Loan
234,975
8.230%,  (LIBOR 3M +
3.500%), 12/17/2026
d
222,444
Connect Finco SARL, Term Loan
76,000
0.000%,  (LIBOR 1M +
3.500%), 12/12/2026
b,c,d
75,367
Crown Subsea Communications
Holding, Inc., Term Loan
75,286
9.119%,  (LIBOR 1M +
4.750%), 4/27/2027
d
74,891
CSC Holdings, LLC, Term Loan
249,357
6.959%,  (LIBOR 1M +
2.500%), 4/15/2027
d
230,967
DIRECTV Financing, LLC, Term
Loan
300,806
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
d
295,385

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Communications Services (1.0%) - continued
iHeartCommunications, Inc., Term
Loan
$ 127,287
7.570%,  (LIBOR 1M +
3.000%), 5/1/2026
d
$ 125,165
Intelsat Jackson Holdings SA,
Term Loan
159,000
0.000%,  (TSFR6M +
4.350%), 2/1/2029
b,c,d
156,372
Level 3 Financing, Inc., Term Loan
130,000
6.320%,  (LIBOR 1M +
1.750%), 3/1/2027
b,c,d
127,644
Lumen Technologies, Inc., Term
Loan
259,178
6.820%,  (LIBOR 1M +
2.250%), 3/15/2027
d
250,291
NEP Group, Inc., Term Loan
82,358
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
d
73,957
Nexstar Media, Inc., Term Loan
162,811
7.070%,  (LIBOR 1M +
2.500%), 9/18/2026
d
162,743
Playtika Holding Corporation, Term
Loan
99,746
7.320%,  (LIBOR 1M +
2.750%), 3/11/2028
b,c,d
98,772
Radiate Holdco, LLC, Term Loan
83,000
0.000%,  (LIBOR 1M +
3.250%), 9/25/2026
b,c,d
69,077
RLG Holdings, LLC, Term Loan
79,942
8.570%,  (LIBOR 1M +
4.000%), 7/8/2028
d
76,244
SBA Senior Finance II, LLC, Term
Loan
247,000
0.000%,  (LIBOR 1M +
1.750%), 4/11/2025
b,c,d
246,410
Univision Communications, Inc.,
Term Loan
147,773
7.820%,  (LIBOR 1M +
3.250%), 1/31/2029
d
144,897
UPC Financing Partnership, Term
Loan
76,000
7.384%,  (LIBOR 3M +
2.925%), 1/31/2029
d
75,791
Virgin Media Bristol, LLC, Term
Loan
189,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,c,d
187,843
Zayo Group Holdings, Inc., Term
Loan
242,860
7.570%,  (LIBOR 1M +
3.000%), 3/9/2027
d
203,245
Ziggo Financing Partnership, Term
Loan
127,000
0.000%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
125,849
Total 3,979,642
Consumer Cyclical (1.2%)
1011778 B.C., ULC, Term Loan
310,200
6.320%,  (LIBOR 1M +
1.750%), 11/19/2026
d
306,435
AlixPartners, LLP, Term Loan
88,000
0.000%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
87,792
Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Cyclical (1.2%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 310,215
8.411%,  (LIBOR 1M +
3.750%), 5/14/2028
d
$ 298,699
Alterra Mountain Company, Term
Loan
97,753
8.070%,  (LIBOR 1M +
3.500%), 8/17/2028
d
97,386
Amentum Government Services
Holdings, LLC, Term  Loan
124,687
0.000%,  (TSFR1M +
4.000%), 2/15/2029
b,c,d
122,661
Arches Buyer, Inc., Term Loan
54,000
7.820%,  (LIBOR 1M +
3.250%), 12/6/2027
d
52,077
Caesars Entertainment, Inc., Term
Loan
191,000
0.000%,  (TSFR1M +
3.350%), 1/25/2030
b,c,d
190,735
Caesars Resort Collection, LLC,
Term Loan
221,279
7.320%,  (LIBOR 1W +
2.750%), 12/22/2024
b,c,d
220,987
109,643
8.070%,  (LIBOR 1W +
3.500%), 7/20/2025
d
109,558
Carnival Corporation, Term Loan
211,209
7.570%,  (LIBOR 1M +
3.000%), 6/30/2025
d
207,589
35,909
7.820%,  (LIBOR 1M +
3.250%), 10/18/2028
d
35,012
Clarios Global, LP, Term Loan
201,000
7.820%,  (LIBOR 1M +
3.250%), 4/30/2026
d
200,031
Crocs, Inc., Term Loan
127,000
0.000%,  (TSFR1M +
3.600%), 2/19/2029
b,c,d
126,087
Cushman & Wakefield US
Borrower, LLC, Term Loan
111,585
7.320%,  (LIBOR 1M +
2.750%), 8/21/2025
d
111,027
Delta 2 Lux SARL, Term Loan
184,000
7.811%,  (TSFR1M +
3.250%), 1/15/2030
d
184,421
Fertitta Entertainment, LLC/NV,
Term Loan
75,809
8.561%,  (TSFR1M +
4.000%), 1/27/2029
d
74,851
First Brands Group, LLC, Term
Loan
101,000
0.000%,  (TSFR6M +
5.115%), 3/30/2027
b,c,d
98,626
Go Daddy Operating Company,
LLC, Term Loan
122,000
7.811%,  (TSFR1M +
3.250%), 11/10/2029
d
122,321
Great Outdoors Group, LLC, Term
Loan
173,561
8.320%,  (LIBOR 1M +
3.750%), 3/5/2028
d
170,393
Harbor Freight Tools USA, Inc.,
Term Loan
153,607
7.320%,  (LIBOR 1M +
2.750%), 10/19/2027
b,c,d
151,318

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Cyclical (1.2%) - continued
Hilton Worldwide Finance, LLC,
Term Loan
$ 186,000
6.380%,  (LIBOR 1M +
1.750%), 6/21/2026
d
$ 185,678
IRB Holding Corporation, Term
Loan
179,000
0.000%,  (TSFR1M +
3.100%), 12/15/2027
b,c,d
176,986
Petco Health & Wellness
Company, Inc., Term Loan
84,000
7.835%,  (LIBOR 3M +
3.250%), 3/4/2028
d
83,047
PetSmart, LLC, Term Loan
242,245
8.411%,  (LIBOR 1M +
3.750%), 2/12/2028
d
240,278
Pilot Travel Centers, LLC, Term
Loan
209,402
6.661%,  (TSFR1M +
2.000%), 8/6/2028
d
208,821
Prime Security Services Borrower,
LLC, Term Loan
249,226
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
d
248,889
Scientific Games Holdings, LP,
Term Loan
126,682
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,c,d
124,452
Scientific Games International,
Inc., Term Loan
188,526
7.578%,  (TSFR1M +
3.000%), 4/14/2029
d
187,819
Staples, Inc., Term Loan
68,001
8.940%,  (LIBOR 3M +
4.500%), 9/12/2024
d
67,635
121,429
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
d
113,466
Stars Group Holdings BV, Term
Loan
73,813
6.980%,  (LIBOR 3M +
2.250%), 7/21/2026
d
73,646
UFC Holdings, LLC, Term Loan
122,438
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b,c,d
121,711
Total 4,800,434
Consumer Non-Cyclical (0.7%)
AI Aqua Merger Sub, Inc., Term
Loan
242,251
8.147%,  (TSFR1M +
3.750%), 7/30/2028
d
236,498
Alltech, Inc., Term Loan
75,097
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
d
72,164
Bausch + Lomb Corporation, Term
Loan
195,509
7.842%,  (TSFR1M +
3.250%), 5/10/2027
d
190,101
Chobani, LLC, Term Loan
77,517
8.070%,  (LIBOR 1M +
3.500%), 10/23/2027
d
77,008
DaVita, Inc., Term Loan
63,836
6.320%,  (LIBOR 1M +
1.750%), 8/12/2026
d
63,038
Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Non-Cyclical (0.7%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 98,460
6.119%,  (LIBOR 1M +
1.750%), 8/1/2027
d
$ 96,860
Froneri U.S., Inc., Term Loan
191,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
188,962
Gainwell Acquisition Corporation,
Term Loan
331,871
8.730%,  (LIBOR 3M +
4.000%), 10/1/2027
d
323,548
Global Medical Response, Inc.,
Term Loan
46,052
8.651%,  (LIBOR 1M +
4.250%), 10/2/2025
d
33,963
ICON Luxembourg SARL, Term
Loan
235,891
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
235,804
Jazz Financing Lux SARL, Term
Loan
246,307
8.070%,  (LIBOR 1M +
3.500%), 5/5/2028
d
245,959
LifePoint Health, Inc., Term Loan
108,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
104,790
Medline Borrower, LP, Term Loan
451,862
7.820%,  (LIBOR 1M +
3.250%), 10/21/2028
b,c,d
438,243
Naked Juice, LLC, Term Loan
90,772
7.830%,  (LIBOR 3M +
3.250%), 1/24/2029
d
83,300
Organon & Company, Term Loan
247,000
7.750%,  (LIBOR 3M +
3.000%), 6/2/2028
d
246,249
Phoenix Newco, Inc., Term Loan
102,741
0.000%,  (LIBOR 3M +
3.250%), 11/15/2028
d
101,819
PRA Health Sciences, Inc., Term
Loan
58,773
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
58,751
Reynolds Consumer Products,
LLC, Term Loan
149,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
148,647
Select Medical Corporation, Term
Loan
125,000
7.070%,  (LIBOR 1M +
2.500%), 3/6/2025
d
124,166
Total 3,069,870
Energy (0.1%)
Buckeye Partners, LP, Term Loan
125,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
124,961
CQP Holdco, LP, Term Loan
249,656
8.480%,  (LIBOR 3M +
3.750%), 6/4/2028
d
249,905
GIP II Blue Holding, LP, Term Loan
71,554
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
d
71,398

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Energy (0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 72,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,c,d
$ 71,172
Oryx Midstream Services Permian
Basin, LLC, Term Loan
57,000
0.000%,  (LIBOR 3M +
3.250%), 10/5/2028
b,c,d
56,786
Total 574,222
Financials (0.4%)
Acrisure, LLC, Term Loan
117,698
8.070%,  (LIBOR 1M +
3.500%), 2/15/2027
d
113,303
Alliant Holdings Intermediate, LLC,
Term Loan
49,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,c,d
48,928
AmWINS Group, Inc., Term Loan
188,519
6.820%,  (LIBOR 1M +
2.250%), 2/19/2028
d
187,204
Asurion, LLC, Term Loan
147,000
7.820%,  (LIBOR 1M +
3.250%), 12/23/2026
d
140,339
Deerfield Dakota Holding, LLC,
Term Loan
50,870
8.311%,  (LIBOR 1M +
3.750%), 4/9/2027
d
49,125
Edelman Financial Engines Center,
LLC, Term Loan
50,871
8.070%,  (LIBOR 1M +
3.500%), 4/7/2028
d
49,764
First Eagle Holdings, Inc., Term
Loan
50,865
7.230%,  (LIBOR 3M +
2.500%), 2/2/2027
d
50,484
FleetCor Technologies Operating
Company, LLC, Term  Loan
99,747
6.320%,  (LIBOR 1M +
1.750%), 4/30/2028
d
99,357
Focus Financial Partners, LLC,
Term Loan
86,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
85,931
Howden Group Holdings, Ltd.,
Term Loan
50,870
7.875%,  (LIBOR 1M +
3.250%), 11/12/2027
d
50,724
HUB International, Ltd., Term Loan
213,000
0.000%,  (LIBOR 3M +
3.000%), 4/25/2025
b,c,d
212,629
Hudson River Trading, LLC, Term
Loan
54,000
0.000%,  (TSFR1M +
3.100%), 3/18/2028
b,c,d
52,357
Jane Street Group, LLC, Term
Loan
99,746
7.320%,  (LIBOR 1M +
2.750%), 1/26/2028
d
99,325
Trans Union, LLC, Term Loan
171,564
6.820%,  (LIBOR 1M +
2.250%), 12/1/2028
d
171,096
USI, Inc./NY, Term Loan
186,000
0.000%,  (TSFR1M +
3.750%), 11/22/2029
b,c,d
185,954
Principal
Amount Bank Loans (5.8%)
a
Value
Financials (0.4%) - continued
VFH Parent, LLC, Term Loan
$ 75,240
7.612%,  (TSFR1M +
3.000%), 1/13/2029
d
$ 74,676
Total 1,671,196
Technology (1.2%)
AthenaHealth Group, Inc., Delayed
Draw
29,515
0.000%,  (LIBOR 1M +
3.500%), 2/15/2029
b,c,d
27,916
AthenaHealth Group, Inc., Term
Loan
240,863
8.012%,  (PRIME + 3.500%),
2/15/2029
d
227,816
Boxer Parent Company, Inc., Term
Loan
190,442
8.320%,  (LIBOR 1M +
3.750%), 10/2/2025
d
186,896
Central Parent, Inc., Term Loan
223,000
0.000%,  (TSFR3M +
4.500%), 7/6/2029
b,c,d
222,373
Coherent Corporation, Term Loan
122,455
7.320%,  (LIBOR 1M +
2.750%), 7/1/2029
d
121,881
CommScope, Inc., Term Loan
225,278
7.820%,  (LIBOR 1M +
3.250%), 4/4/2026
d
220,266
CoreLogic, Inc., Term Loan
98,000
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c,d
82,953
Cornerstone OnDemand, Inc.,
Term Loan
136,656
8.320%,  (LIBOR 1M +
3.750%), 10/15/2028
d
125,553
Dcert Buyer, Inc., Term Loan
151,610
8.696%,  (LIBOR 6M +
4.000%), 10/16/2026
d
149,668
Dun & Bradstreet Corporation,
Term Loan
148,610
7.767%,  (LIBOR 1M +
3.250%), 2/8/2026
d
148,212
Entegris, Inc., Term Loan
122,000
7.595%,  (TSFR1M +
3.000%), 7/6/2029
d
122,382
Gen Digital, Inc., Term Loan
151,024
6.661%,  (TSFR1M +
2.000%), 9/12/2029
d
150,583
Genesys Cloud Services Holdings
II, LLC, Term Loan
124,783
8.570%,  (LIBOR 1M +
4.000%), 12/1/2027
d
122,366
Hyland Software, Inc., Term Loan
124,675
8.070%,  (LIBOR 1M +
3.500%), 7/1/2024
d
124,236
Informatica, LLC, Term Loan
124,686
7.375%,  (LIBOR 1M +
2.750%), 10/29/2028
d
124,257
Ingram Micro, Inc., Term Loan
124,684
8.230%,  (LIBOR 3M +
3.500%), 7/2/2028
d
124,113
Magenta Buyer, LLC, Term Loan
134,659
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
d
117,417

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Technology (1.2%) - continued
McAfee Corporation, Term Loan
$ 256,356
8.247%,  (TSFR1M +
3.750%), 3/1/2029
d
$ 241,457
Mitchell International, Inc., Term
Loan
156,606
8.415%,  (LIBOR 3M +
3.750%), 10/15/2028
d
149,233
MKS Instruments, Inc., Term Loan
224,438
7.362%,  (TSFR1M +
2.750%), 8/17/2029
d
223,796
Open Text Corporation, Term Loan
192,000
0.000%,  (TSFR1M +
3.600%), 11/16/2029
b,c,d
191,568
Peraton Corporation, Term Loan
388,992
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
d
386,561
Polaris Newco, LLC, Term Loan
224,432
8.730%,  (LIBOR 2M +
4.000%), 6/4/2028
b,c,d
212,999
Proofpoint, Inc., Term Loan
166,579
7.985%,  (LIBOR 3M +
3.250%), 8/31/2028
d
163,169
Rackspace Technology Global,
Inc., Term Loan
94,852
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
d
59,332
RealPage, Inc., Term Loan
126,679
7.570%,  (LIBOR 1M +
3.000%), 4/22/2028
d
123,370
SS&C Technologies, Inc., Term
Loan
50,538
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
50,412
52,010
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
51,880
14,508
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
14,471
Tempo Acquisition, LLC, Term
Loan
121,693
7.561%,  (TSFR1M +
3.000%), 8/31/2028
d
121,769
TIBCO Software, Inc., Term Loan
135,000
0.000%,  (TSFR3M +
4.600%), 3/30/2029
b,c,d
124,369
UKG, Inc., Term Loan
266,327
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b,c,d
261,701
Verscend Holding Corporation,
Term Loan
183,534
8.570%,  (LIBOR 1M +
4.000%), 8/27/2025
d
183,009
Total 4,957,984
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
298,718
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
d
306,512
Air Canada, Term Loan
237,029
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
d
236,648
Principal
Amount Bank Loans (5.8%)
a
Value
Transportation (0.4%) - continued
Brown Group Holding, LLC, Term
Loan
$ 100,000
0.000%,  (LIBOR 1M +
2.500%), 6/7/2028
b,c,d
$ 99,422
Genesee & Wyoming, Inc., Term
Loan
124,680
6.730%,  (LIBOR 3M +
2.000%), 12/30/2026
d
124,406
SkyMiles IP, Ltd., Term Loan
251,616
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
d
259,952
United Airlines, Inc., Term Loan
356,418
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
d
355,620
XPO, Inc., Term Loan
125,000
6.134%,  (LIBOR 3M +
1.750%), 2/23/2025
d
124,511
Total 1,507,071
Utilities (0.1%)
PG&E Corporation, Term Loan
183,673
7.625%,  (LIBOR 1M +
3.000%), 6/23/2025
d
183,306
Total 183,306
Total Bank Loans
(cost $23,899,397) 23,913,440
Principal
Amount Long-Term Fixed Income ( 40.5% ) Value
Asset-Backed Securities (4.1%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
174,395
335,249
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
305,222
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
175,738
720 East CLO I, Ltd.
500,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,f
495,820
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
554,604
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
649,147
Amur Equipment Finance
Receivables XI, LLC
575,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
571,737
Anchorage Capital CLO 21, Ltd.
250,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
d,f
238,894
Ares XL CLO, Ltd.
250,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
d,f
233,525
Babson CLO, Ltd.
550,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
d,f
525,681

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Asset-Backed Securities (4.1%) - continued
Bankers Healthcare Group
Securitization Trust
$ 503,153
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
$ 499,614
Barings CLO, Ltd.
400,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
d,f
375,359
Business Jet Securities, LLC
35,965
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
32,999
270,579
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
255,661
CarVal CLO VII-C, Ltd.
625,000
7.442%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
c,d,f
625,000
CarVal CLO VIII-C, Ltd.
650,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,f
649,498
CarVal CLO, Ltd.
300,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
d,f
290,266
College Avenue Student Loans,
LLC
85,701
6.156%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
d,f
83,863
Dewolf Park CLO, Ltd.
350,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
d,f
328,328
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
590,137
Galaxy XIX CLO, Ltd.
250,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,f
233,956
GMAC Mortgage Corporation
Loan Trust
13,712
5.006%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
d,h
6,972
Harley Marine Financing, LLC
363,151
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
356,861
Invesco US CLO, Ltd.
650,000
4.692%,  (TSFR3M + –%),
4/22/2035, Ser. 2023-1A,
Class B
c,d,f
650,000
Longfellow Place CLO, Ltd.
325,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,f
309,438
Madison Park Funding XVIII, Ltd.
650,000
6.715%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
d,f
623,436
Principal
Amount Long-Term Fixed Income (40.5%) Value
Asset-Backed Securities (4.1%) - continued
Madison Park Funding XXI, Ltd.
$ 275,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
d,f
$ 265,668
Mountain View CLO, Ltd.
400,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
d,f
384,963
Neuberger Berman CLO, Ltd.
350,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
d,f
329,428
OCP CLO, Ltd.
250,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,f
235,660
OZLM VIII, Ltd.
300,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
d,f
291,363
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
375,786
PPM CLO 6, Ltd.
600,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
d,f
594,172
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
386,637
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
189,919
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
210,274
333,781
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
306,925
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
507,433
Sculptor CLO, Ltd.
250,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
d,f
237,262
Stratus CLO, Ltd.
425,000
7.308%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
d,f
395,805
400,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
d,f
399,434
TCI-Flatiron CLO, Ltd.
500,000
6.732%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
d,f
475,028
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
157,028
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
186,021
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
301,159

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Asset-Backed Securities (4.1%) - continued
$ 200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
$ 156,958
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
273,790
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
229,781
Whitebox CLO III, Ltd.
300,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
d,f
287,366
Wind River CLO, Ltd.
175,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,f
167,205
Total 17,181,216
Basic Materials (0.6%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
79,090
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
53,087
ATI, Inc., Convertible
83,000 3.500%,  6/15/2025 199,449
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
f
41,942
Chemours Company
60,000 5.750%,  11/15/2028
f
54,675
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,172
30,000 4.625%,  3/1/2029
f
27,976
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
90,480
Ecolab, Inc.
51,000 2.125%,  2/1/2032 42,585
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
111,478
Freeport-McMoRan, Inc.
118,000 4.625%,  8/1/2030 113,334
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
55,162
Hecla Mining Company
30,000 7.250%,  2/15/2028 29,916
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
f
55,275
Innophos Holdings, Inc.
28,000 9.375%,  2/15/2028
f
27,610
International Flavors and
Fragrances, Inc.
68,000 1.230%,  10/1/2025
f
61,148
Mercer International, Inc.
29,000 5.125%,  2/1/2029 24,801
Methanex Corporation
75,000 4.250%,  12/1/2024 72,341
Mosaic Company
86,000 4.050%,  11/15/2027 84,308
Novelis Corporation
25,000 3.250%,  11/15/2026
f
22,633
30,000 4.750%,  1/30/2030
f
27,150
25,000 3.875%,  8/15/2031
f
21,100
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 75,899
OCI NV
50,000 4.625%,  10/15/2025
f
48,710
Principal
Amount Long-Term Fixed Income (40.5%) Value
Basic Materials (0.6%) - continued
Olin Corporation
$ 100,000 5.125%,  9/15/2027 $ 97,008
5,000 5.625%,  8/1/2029 4,866
SCIL IV, LLC/SCIL USA Holdings,
LLC
71,000 5.375%,  11/1/2026
f
65,076
Sherwin-Williams Company
41,000 4.250%,  8/8/2025 40,494
SK Invictus Intermediate II SARL
55,000 5.000%,  10/30/2029
f
45,100
SPCM SA
65,000 3.375%,  3/15/2030
f
55,023
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
58,960
Sylvamo Corporation
53,000 7.000%,  9/1/2029
f
50,676
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
44,533
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
48,836
United States Steel Corporation
75,000 6.875%,  3/1/2029
i
75,782
United States Steel Corporation,
Convertible
109,000 5.000%,  11/1/2026 242,798
Westlake Corporation
37,000 3.600%,  8/15/2026 35,392
Total 2,333,865
Capital Goods (1.1%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
f
66,570
AECOM
105,000 5.125%,  3/15/2027 103,173
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
63,877
5,000 4.625%,  5/15/2030
f
4,480
ARD Finance SA
21,000 6.500%,  6/30/2027
f
16,473
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
57,322
24,000 5.250%,  8/15/2027
f
19,653
Boeing Company
106,000 4.875%,  5/1/2025 106,004
136,000 2.196%,  2/4/2026 125,736
56,000 3.250%,  3/1/2028 52,165
112,000 5.150%,  5/1/2030 112,886
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
63,847
69,000 7.875%,  4/15/2027
f
68,941
55,000 6.000%,  2/15/2028
f
52,161
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
32,634
Canpack SA/Canpack US, LLC
80,000 3.125%,  11/1/2025
f
72,840
Carrier Global Corporation
76,000 2.722%,  2/15/2030 66,386
Caterpillar Financial Services
Corporation
42,000 4.800%,  1/6/2026 42,561
Chart Industries, Inc.
29,000 7.500%,  1/1/2030
f
29,653

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Capital Goods (1.1%) - continued
Chart Industries, Inc., Convertible
$ 43,000 1.000%,  11/15/2024 $ 98,009
Clean Harbors, Inc.
53,000 6.375%,  2/1/2031
f
53,991
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
8,848
18,000 8.750%,  4/15/2030
f
15,908
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 16,774
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
f
35,209
Covert Mergeco, Inc.
48,000 4.875%,  12/1/2029
f
41,940
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f,i
38,625
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 63,720
General Electric Company
48,000
8.099%,  (LIBOR 3M +
3.330%), 3/15/2023
d,j
47,832
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
43,500
94,000 3.500%,  9/1/2028
f
83,817
Greenbrier Companies, Inc.,
Convertible
119,000 2.875%,  4/15/2028 100,972
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
93,286
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
47,875
Howmet Aerospace, Inc.
65,000 6.875%,  5/1/2025 66,945
151,000 3.000%,  1/15/2029 131,748
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 52,390
JELD-WEN, Inc.
28,000 4.625%,  12/15/2025
f
24,780
John Deere Capital Corporation
39,000 4.750%,  1/20/2028 39,826
81,000 2.800%,  7/18/2029 73,771
41,000 3.900%,  6/7/2032 39,787
Kaman Corporation, Convertible
50,000 3.250%,  5/1/2024 46,850
KBR, Inc., Convertible
150,000 2.500%,  11/1/2023 306,300
Lockheed Martin Corporation
55,000 4.950%,  10/15/2025 55,851
Mauser Packaging Solutions
Holding Company
50,000 5.500%,  4/15/2024
f
49,965
60,000 7.250%,  4/15/2025
f,i
58,575
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
58,203
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
f
62,868
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
73,644
OI European Group BV
81,000 4.750%,  2/15/2030
f
72,718
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 60,370
Principal
Amount Long-Term Fixed Income (40.5%) Value
Capital Goods (1.1%) - continued
Owens-Brockway Glass Container,
Inc.
$ 23,000 5.875%,  8/15/2023
f,i
$ 22,914
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
44,440
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 62,168
Patrick Industries, Inc., Convertible
135,000 1.750%,  12/1/2028 121,500
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
56,077
Raytheon Technologies
Corporation
89,000 4.125%,  11/16/2028 87,330
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,042
Roller Bearing Company of
America, Inc.
40,000 4.375%,  10/15/2029
f
36,043
Sealed Air Corporation
26,000 6.125%,  2/1/2028
f
26,231
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
91,302
Textron, Inc.
56,000 3.650%,  3/15/2027 53,599
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
28,377
TransDigm, Inc.
116,000 6.250%,  3/15/2026
f
115,959
200,000 5.500%,  11/15/2027 190,995
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 67,799
50,000 4.000%,  7/15/2030 45,007
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,935
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
27,900
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
92,221
Total 4,446,098
Collateralized Mortgage Obligations (3.1%)
Banc of America Alternative Loan
Trust
283,803
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 246,213
Banc of America Mortgage
Securities Trust
83,058
3.870%,  9/25/2035, Ser.
2005-H, Class 3A1
d
74,494
27,974
3.943%,  9/25/2035, Ser.
2005-H, Class 2A1
d
23,859
CHL Mortgage Pass-Through Trust
101,007
3.490%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
d
94,021
206,669
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 116,625
CHNGE Mortgage Trust
242,729
3.757%,  3/25/2067, Ser.
2022-2, Class A1
d,f
232,245
378,116
5.000%,  5/25/2067, Ser.
2022-3, Class A1
d,f
370,770

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 487,679
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
$ 480,149
599,621
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
599,330
Citigroup Mortgage Loan Trust,
Inc.
172,401
3.535%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
d
146,607
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
311,375
Countrywide Home Loan
Mortgage Pass Through Trust
258,181
3.445%,  11/25/2035, Ser.
2005-22, Class 2A1
d
202,656
Credit Suisse Mortgage Trust
381,580
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,f
379,565
229,401
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,f
196,155
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
141,303
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 129,276
Federal Home Loan Mortgage
Corporation
422,032
3.500%,  8/15/2035, Ser.
345, Class C8
k
46,728
Federal Home Loan Mortgage
Corporation - REMIC
827,377
4.000%,  1/25/2051, Ser.
5249, Class LA 809,082
243,250
3.000%,  5/15/2027, Ser.
4046, Class GI
k
9,265
313,197
3.500%,  10/15/2032, Ser.
4119, Class KI
k
32,874
383,266
3.000%,  4/15/2033, Ser.
4203, Class DI
k
22,229
Federal National Mortgage
Association - REMIC
420,747
4.500%,  6/25/2052, Ser.
2022-43, Class MA 416,743
626,083
4.000%,  7/25/2052, Ser.
2022-37, Class PE 608,739
304,536
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
11,877
279,311
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
11,267
394,837
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
12,914
707,264
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
33,610
380,206
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
14,755
215,643
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
8,747
502,395
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
19,438
662,437
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
24,825
310,403
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
13,795
297,811
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
10,321
Principal
Amount Long-Term Fixed Income (40.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 311,012
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
$ 28,502
419,781
4.500%,  1/25/2046, Ser.
2022-68, Class BA 415,939
Flagstar Mortgage Trust
166,730
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,f
147,919
GCAT Trust
387,499
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
378,495
Genworth Mortgage Insurance
Corporation
161,202
6.210%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
d,f
160,928
GMAC Mortgage Corporation
Loan Trust
50,565
3.169%,  5/25/2035, Ser.
2005-AR2, Class 4A
d
43,909
GMACM Mortgage Loan Trust
50,952
3.610%,  11/19/2035, Ser.
2005-AR6, Class 1A1
d
46,474
Home RE, Ltd.
325,000
7.810%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
d,f
324,998
IndyMac INDA Mortgage Loan
Trust
551,564
3.380%,  8/25/2036, Ser.
2006-AR1, Class A1
d
434,754
J.P. Morgan Alternative Loan Trust
71,735
3.508%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
67,434
J.P. Morgan Mortgage Trust
222,466
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,f
180,816
87,759
3.910%,  2/25/2036, Ser.
2006-A1, Class 2A2
d
68,385
LHOME Mortgage Trust
410,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,f
389,846
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 102,842
MortgageIT Trust
617,767
4.966%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
d
498,052
Onslow Bay Mortgage Loan Trust
328,942
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
322,121
Radnor Re, Ltd.
741,322
7.206%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
d,f
741,810
625,000
8.060%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
d,f
627,080
Residential Accredit Loans, Inc.
Trust
96,526
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 81,602

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 71,243
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 55,178
Residential Asset Securitization
Trust
85,016
2.745%,  1/25/2034, Ser.
2004-IP1, Class A1
d
79,157
Residential Funding Mortgage
Security I Trust
156,797
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 121,916
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,f
626,325
Structured Adjustable Rate
Mortgage Loan Trust
59,025
3.688%,  7/25/2035, Ser.
2005-15, Class 4A1
d
50,171
Toorak Mortgage Corporation, Ltd.
289,831
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
280,257
Verus Securitization Trust
304,494
2.491%,  11/25/2066, Ser.
2021-8, Class A3
d,f
261,880
650,000
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
650,563
Total 12,897,902
Commercial Mortgage-Backed Securities (0.5%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BNK36, Class A5 190,379
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
d
256,563
BANK 2022-BNK39
275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 241,040
BBCMS Mortgage Trust
2,248,460
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,k
183,267
BFLD Trust
175,000
6.159%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,f
161,885
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
650,000
4.350%,  4/25/2033, Ser.
K154, Class A2 665,940
GS Mortgage Securities Trust
150,000
6.060%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
d,f
136,820
Silver Hill Trust
62,116
3.102%,  11/25/2049, Ser.
2019-1, Class A1
d,f
58,892
Total 1,894,786
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
f
23,037
Principal
Amount Long-Term Fixed Income (40.5%) Value
Communications Services (1.4%) - continued
Altice Financing SA
$ 25,000 5.750%,  8/15/2029
f
$ 20,998
Altice France SA
20,000 8.125%,  2/1/2027
f
18,749
75,000 5.125%,  7/15/2029
f
58,869
73,000 5.500%,  10/15/2029
f
57,721
American Tower Corporation
46,000 3.375%,  5/15/2024 45,007
75,000 4.400%,  2/15/2026 74,128
40,000 1.450%,  9/15/2026 35,440
56,000 3.800%,  8/15/2029 52,337
AT&T, Inc.
118,000 4.300%,  2/15/2030 115,203
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028 146,015
CCO Holdings, LLC/CCO Holdings
Capital Corporation
50,000 5.500%,  5/1/2026
f
49,128
195,000 5.125%,  5/1/2027
f
185,845
48,000 5.000%,  2/1/2028
f
44,820
38,000 6.375%,  9/1/2029
f
36,670
203,000 4.750%,  2/1/2032
f
172,550
57,000 4.250%,  1/15/2034
f
44,434
Cengage Learning, Inc.
59,000 9.500%,  6/15/2024
f,i
57,391
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 45,556
67,000 4.908%,  7/23/2025 66,656
56,000 5.050%,  3/30/2029 54,562
Clear Channel Worldwide
Holdings, Inc.
56,000 5.125%,  8/15/2027
f
50,790
56,000 7.750%,  4/15/2028
f,i
47,641
Comcast Corporation
91,000 5.250%,  11/7/2025 92,949
45,000 2.350%,  1/15/2027 41,755
138,000 3.400%,  4/1/2030 129,480
Consolidated Communications,
Inc.
56,000 5.000%,  10/1/2028
f
42,011
21,000 6.500%,  10/1/2028
f
17,108
Crown Castle International
Corporation
62,000 2.900%,  3/15/2027 57,651
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
84,375
90,000 6.500%,  2/1/2029
f
77,866
63,000 4.125%,  12/1/2030
f
46,574
Cumulus Media New Holdings,
Inc.
28,000 6.750%,  7/1/2026
f
23,372
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 161,261
DIRECTV Holdings, LLC
78,000 5.875%,  8/15/2027
f
70,653
DISH DBS Corporation
24,000 5.875%,  11/15/2024 22,652
29,000 5.250%,  12/1/2026
f
24,994
23,000 7.375%,  7/1/2028 16,517
40,000 5.750%,  12/1/2028
f
32,727
36,000 5.125%,  6/1/2029 22,892

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Communications Services (1.4%) - continued
DISH Network Corporation
$ 76,000 11.750%,  11/15/2027
f
$ 78,979
Entercom Media Corporation
87,000 6.500%,  5/1/2027
f
14,354
Frontier Communications
Corporation
28,000 6.750%,  5/1/2029
f
24,010
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
66,844
17,000 8.750%,  5/15/2030
f
17,616
GCI, LLC
60,000 4.750%,  10/15/2028
f
52,832
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
f
96,128
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
47,937
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 29,014
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
f
51,303
Iliad Holding SASU
85,000 6.500%,  10/15/2026
f
80,491
Lamar Media Corporation
38,000 3.625%,  1/15/2031 32,268
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
47,741
Level 3 Financing, Inc.
89,000 4.625%,  9/15/2027
f
75,393
85,000 4.250%,  7/1/2028
f
67,362
Lumen Technologies, Inc.
48,000 5.125%,  12/15/2026
f
41,040
Magallanes, Inc.
73,000 3.638%,  3/15/2025
f
70,393
101,000 4.054%,  3/15/2029
f
92,699
41,000 4.279%,  3/15/2032
f
36,488
Meta Platforms, Inc.
42,000 3.500%,  8/15/2027 40,334
Netflix, Inc.
50,000 4.875%,  4/15/2028 49,812
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
40,376
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 54,925
Paramount Global
75,000 6.375%,  3/30/2062
d
65,435
36,000 4.750%,  5/15/2025 35,721
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
45,637
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
20,840
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
d,f
40,499
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
f
34,252
30,000 5.375%,  1/15/2031
f,i
24,210
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
f
35,700
Sinclair Television Group, Inc.
104,000 5.500%,  3/1/2030
f
82,940
Principal
Amount Long-Term Fixed Income (40.5%) Value
Communications Services (1.4%) - continued
Sirius XM Radio, Inc.
$ 90,000 5.000%,  8/1/2027
f
$ 85,162
40,000 4.000%,  7/15/2028
f
35,604
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 154,057
194,000 8.750%,  3/15/2032 239,590
Sprint Corporation
127,000 7.625%,  2/15/2025 131,819
Take-Two Interactive Software, Inc.
81,000 3.300%,  3/28/2024 79,385
TEGNA, Inc.
109,000 4.625%,  3/15/2028 102,302
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 20,862
Telecom Italia SPA
10,000 5.303%,  5/30/2024
f
9,702
Telesat Canada/Telesat, LLC
30,000 4.875%,  6/1/2027
f
14,694
10,000 6.500%,  10/15/2027
f
2,794
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 49,523
20,000 2.875%,  2/15/2031 17,098
United States Cellular Corporation
60,000 6.700%,  12/15/2033 55,800
Uniti Group, Inc., Convertible
15,000 7.500%,  12/1/2027
f
15,375
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
91,000 4.750%,  4/15/2028
f
74,412
Univision Communications, Inc.
105,000 6.625%,  6/1/2027
f
102,900
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 66,885
56,000 3.150%,  3/22/2030 50,858
97,000 2.550%,  3/21/2031 82,794
93,000 2.355%,  3/15/2032 76,614
Vodafone Group plc
54,000 7.000%,  4/4/2079
d
55,615
VTR Finance NV
45,000 6.375%,  7/15/2028
f
18,549
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
76,213
Walt Disney Company
38,000 3.800%,  3/22/2030 36,520
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
f
25,762
Total 5,742,846
Consumer Cyclical (1.9%)
1011778 B.C., ULC/New Red
Finance, Inc.
90,000 4.375%,  1/15/2028
f
82,819
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
f
28,882
105,000 4.625%,  6/1/2028
f
90,567
30,000 6.000%,  6/1/2029
f
24,138
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
f
71,879
Amazon.com, Inc.
76,000 1.650%,  5/12/2028 67,005
37,000 1.500%,  6/3/2030 30,767
76,000 4.700%,  12/1/2032 77,801

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Cyclical (1.9%) - continued
American Axle & Manufacturing,
Inc.
$ 107,000 6.500%,  4/1/2027
i
$ 98,699
Arko Corporation
40,000 5.125%,  11/15/2029
f
31,708
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
f
33,400
46,000 4.625%,  4/1/2030
f
38,199
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 30,233
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 45,347
Booking Holdings, Inc.,
Convertible
20,000 0.750%,  5/1/2025 28,476
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
58,488
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
45,304
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
f
53,354
Burlington Stores, Inc., Convertible
234,000 2.250%,  4/15/2025 289,867
Caesars Entertainment, Inc.
138,000 6.250%,  7/1/2025
f
137,468
35,000 8.125%,  7/1/2027
f
35,525
65,000 4.625%,  10/15/2029
f
55,575
Carnival Corporation
55,000 10.500%,  2/1/2026
f
57,525
34,000 7.625%,  3/1/2026
f
30,940
110,000 5.750%,  3/1/2027
f
91,300
28,000 4.000%,  8/1/2028
f
24,191
Cedar Fair, LP
28,000 5.375%,  4/15/2027 27,090
77,000 5.250%,  7/15/2029 70,582
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
37,426
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
f,i
81,716
Clarios Global, LP
30,000 8.500%,  5/15/2027
f
29,880
Cracker Barrel Old Country Store,
Inc., Convertible
59,000 0.625%,  6/15/2026 52,916
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,242
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
51,888
Dana, Inc.
60,000 5.625%,  6/15/2028 56,514
Expedia Group, Inc.
64,000 4.625%,  8/1/2027 63,003
65,000 3.250%,  2/15/2030 57,140
Expedia Group, Inc., Convertible
285,000 Zero Coupon,  2/15/2026 259,350
Ford Motor Company
228,000 3.250%,  2/12/2032 180,956
60,000 6.100%,  8/19/2032 58,875
Ford Motor Company, Convertible
299,000 Zero Coupon,  3/15/2026 303,485
Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Cyclical (1.9%) - continued
Ford Motor Credit Company, LLC
$ 83,000 2.300%,  2/10/2025 $ 76,963
140,000 4.134%,  8/4/2025 133,696
127,000 2.700%,  8/10/2026 113,347
71,000 2.900%,  2/10/2029 59,225
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
35,644
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 231,045
General Motors Company
26,000 6.125%,  10/1/2025 26,663
56,000 6.800%,  10/1/2027 59,637
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 62,192
47,000 1.200%,  10/15/2024 43,921
139,000 2.900%,  2/26/2025 132,710
29,000 2.750%,  6/20/2025 27,365
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 39,642
30,000 5.250%,  7/15/2031 25,343
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
16,586
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
52,150
Hilton Domestic Operating
Company, Inc.
157,000 4.875%,  1/15/2030 148,007
27,000 3.625%,  2/15/2032
f
22,673
Hilton Grand Vacations Borrower
Escrow, LLC
55,000 5.000%,  6/1/2029
f
49,189
Home Depot, Inc.
61,000 3.250%,  4/15/2032 56,112
Hyundai Capital America
29,000 1.800%,  10/15/2025
f
26,450
56,000 3.000%,  2/10/2027
f
51,597
40,000 2.100%,  9/15/2028
f
33,897
International Game Technology plc
76,000 5.250%,  1/15/2029
f
72,937
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
32,551
KB Home
55,000 4.800%,  11/15/2029 49,359
Kohl's Corporation
36,000 3.375%,  5/1/2031 26,673
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
87,946
20,000 6.875%,  11/1/2035 18,227
Lennar Corporation
14,000 5.875%,  11/15/2024 14,146
29,000 4.750%,  5/30/2025 28,655
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 57,151
93,000 4.500%,  4/15/2030 91,993
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
55,801
Marriott International, Inc.
41,000 5.000%,  10/15/2027 41,378
57,000 4.625%,  6/15/2030 55,599
Marriott Vacations Worldwide
Corporation, Convertible
173,000 Zero Coupon,  1/15/2026 185,802

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Cyclical (1.9%) - continued
$ 122,000 3.250%,  12/15/2027
f
$ 131,455
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
46,665
McDonald's Corporation
57,000 3.800%,  4/1/2028 55,651
MGM Resorts International
125,000 5.750%,  6/15/2025 123,422
Michaels Companies, Inc.
44,000 5.250%,  5/1/2028
f
36,692
NCL Corporation, Ltd.
31,000 3.625%,  12/15/2024
f
29,101
19,000 5.875%,  3/15/2026
f
16,435
90,000 5.875%,  2/15/2027
f
83,677
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
61,998
Nordstrom, Inc.
38,000 4.250%,  8/1/2031 28,535
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 53,546
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
57,732
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
f
73,999
60,000 7.750%,  2/15/2029
f
58,964
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
f
114,665
51,000 6.250%,  1/15/2028
f
48,368
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
70,000 5.750%,  1/15/2029
f
54,428
Royal Caribbean Cruises, Ltd.
28,000 11.500%,  6/1/2025
f
30,066
104,000 4.250%,  7/1/2026
f
90,220
64,000 9.250%,  1/15/2029
f
67,512
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
70,185
20,000 6.625%,  3/1/2030
f
17,815
SeaWorld Parks and
Entertainment, Inc.
27,000 5.250%,  8/15/2029
f
24,403
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
f
23,251
Staples, Inc.
52,000 7.500%,  4/15/2026
f
46,205
54,000 10.750%,  4/15/2027
f
40,905
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f,i
39,617
Tapestry, Inc.
38,000 3.050%,  3/15/2032 31,148
Target Corporation
80,000 2.350%,  2/15/2030 70,209
Toyota Motor Credit Corporation
48,000 4.450%,  6/29/2029 48,303
40,000 4.700%,  1/12/2033 40,659
Travel + Leisure Company
35,000 6.625%,  7/31/2026
f
34,733
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
f
14,056
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,i
39,139
Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Cyclical (1.9%) - continued
Vail Resorts, Inc., Convertible
$ 207,000 Zero Coupon,  1/1/2026
i
$ 195,874
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
77,424
140,000 5.750%,  2/1/2027
f
139,265
38,000 3.750%,  2/15/2027
f
35,110
Viking Cruises, Ltd.
42,000 5.875%,  9/15/2027
f
35,775
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
87,271
14,000 3.350%,  5/13/2025
f
13,483
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
57,035
Walmart, Inc.
80,000 3.950%,  9/9/2027 79,980
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
32,281
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
65,468
Total 7,967,517
Consumer Non-Cyclical (1.7%)
1375209 B.C., Ltd.
56,000 9.000%,  1/30/2028
f
55,791
Abbott Laboratories
140,000 1.400%,  6/30/2030 115,765
AbbVie, Inc.
207,000 3.600%,  5/14/2025 201,762
Albertson's Companies, Inc.
88,000 4.625%,  1/15/2027
f
83,428
87,000 3.500%,  3/15/2029
f
75,037
Altria Group, Inc.
38,000 4.800%,  2/14/2029 37,588
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 79,571
75,000 4.750%,  1/23/2029 76,192
Aramark Services, Inc.
99,000 5.000%,  2/1/2028
f
93,307
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 76,531
AstraZeneca plc
75,000 0.700%,  4/8/2026 66,920
Avantor Funding, Inc.
70,000 4.625%,  7/15/2028
f
65,981
B&G Foods, Inc.
28,000 5.250%,  9/15/2027 22,645
BAT Capital Corporation
40,000 7.750%,  10/19/2032 44,596
BAT International Finance plc
29,000 1.668%,  3/25/2026 26,175
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
f,i
21,263
56,000 4.875%,  6/1/2028
f
35,998
60,000 11.000%,  9/30/2028
f
46,944
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 49,814
BioMarin Pharmaceutical, Inc.,
Convertible
215,000 1.250%,  5/15/2027
i
241,875

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Non-Cyclical (1.7%) - continued
Bio-Rad Laboratories, Inc.
$ 62,000 3.300%,  3/15/2027 $ 58,615
Bristol-Myers Squibb Company
62,000 2.950%,  3/15/2032 56,178
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 73,651
Cargill, Inc.
84,000 2.125%,  11/10/2031
f
68,910
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 68,024
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
8,926
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
f
60,225
Community Health Systems, Inc.
22,000 8.000%,  12/15/2027
f,i
20,735
40,000 6.000%,  1/15/2029
f
35,110
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 33,648
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 68,440
Coty, Inc.
49,000 5.000%,  4/15/2026
f
46,917
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
f
68,970
CVS Health Corporation
30,000 4.300%,  3/25/2028 29,492
Diageo Capital plc
35,000 1.375%,  9/29/2025 32,203
42,000 2.000%,  4/29/2030 35,831
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
47,351
Embecta Corporation
21,000 6.750%,  2/15/2030
f
18,896
Encompass Health Corporation
100,000 4.500%,  2/1/2028
i
93,345
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
f
60,789
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 31,126
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 54,024
HCA, Inc.
114,000 5.375%,  2/1/2025 114,431
78,000 5.875%,  2/1/2029 80,229
HLF Financing SARL, LLC
108,000 4.875%,  6/1/2029
f
78,975
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
34,755
Ionis Pharmaceuticals, Inc.,
Convertible
137,000 0.125%,  12/15/2024 126,561
108,000 Zero Coupon,  4/1/2026 103,478
Jazz Investments I, Ltd.,
Convertible
218,000 2.000%,  6/15/2026 255,878
Jazz Securities DAC
45,000 4.375%,  1/15/2029
f
41,055
Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Non-Cyclical (1.7%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 105,000 2.500%,  1/15/2027
f
$ 93,542
47,000 3.625%,  1/15/2032
f
39,264
Johnson & Johnson
110,000 4.375%,  12/5/2033 112,751
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 97,420
Kroger Company
37,000 4.500%,  1/15/2029 36,499
Lamb Weston Holdings, Inc.
41,000 4.125%,  1/31/2030
f
36,951
Mattel, Inc.
207,000 3.375%,  4/1/2026
f
193,028
McKesson Corporation
29,000 0.900%,  12/3/2025 26,060
125,000 1.300%,  8/15/2026 111,533
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
f
48,736
46,000 5.250%,  10/1/2029
f
38,515
Mylan, Inc.
36,000 4.200%,  11/29/2023 35,666
Newell Brands, Inc.
97,000 4.450%,  4/1/2026 92,154
Organon & Company
89,000 4.125%,  4/30/2028
f
80,496
Owens & Minor, Inc.
46,000 6.625%,  4/1/2030
f
40,678
PepsiCo, Inc.
81,000 3.600%,  2/18/2028 79,150
81,000 1.950%,  10/21/2031 67,797
Performance Food Group, Inc.
54,000 4.250%,  8/1/2029
f
48,182
Perrigo Finance Unlimited
Company
115,000 4.375%,  3/15/2026 108,888
Philip Morris International, Inc.
40,000 5.625%,  11/17/2029 41,777
40,000 5.750%,  11/17/2032 42,062
Pilgrim's Pride Corporation
57,000 3.500%,  3/1/2032
f
46,449
Post Holdings, Inc.
54,000 5.750%,  3/1/2027
f
53,194
34,000 5.625%,  1/15/2028
f
32,725
24,000 5.500%,  12/15/2029
f
22,257
51,000 4.500%,  9/15/2031
f
43,988
Post Holdings, Inc., Convertible
268,000 2.500%,  8/15/2027
f
291,664
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
f
87,224
Procter & Gamble Company
38,000 1.200%,  10/29/2030 30,925
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
f
37,137
59,000 2.076%,  12/13/2031
f
49,807
Royalty Pharma plc
87,000 1.200%,  9/2/2025 78,914
Scotts Miracle-Gro Company
42,000 4.500%,  10/15/2029 36,225
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
75,628

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Consumer Non-Cyclical (1.7%) - continued
Simmons Foods, Inc.
$ 89,000 4.625%,  3/1/2029
f
$ 75,457
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
44,058
30,000 5.500%,  7/15/2030
f
27,250
Stryker Corporation
75,000 3.650%,  3/7/2028 72,520
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
56,613
Sysco Corporation
37,000 5.950%,  4/1/2030 39,715
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 88,398
Teleflex, Inc.
100,000 4.625%,  11/15/2027 95,471
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 20,711
259,000 5.125%,  11/1/2027 249,288
30,000 6.125%,  10/1/2028 28,052
Teva Pharmaceutical Finance
Netherlands III BV
144,000 3.150%,  10/1/2026 129,194
Thermo Fisher Scientific, Inc.
38,000 4.950%,  11/21/2032 39,865
Topgolf Callaway Brands
Corporation, Convertible
100,000 2.750%,  5/1/2026 152,437
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 72,558
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
f
35,705
Winnebago Industries, Inc.,
Convertible
111,000 1.500%,  4/1/2025 129,939
Zoetis, Inc.
99,000 3.900%,  8/20/2028 96,715
Total 7,235,183
Energy (1.5%)
Antero Resources Corporation
47,000 5.375%,  3/1/2030
f
43,827
Archrock Partners, LP/Archrock
Partners Finance Corporation
70,000 6.250%,  4/1/2028
f
66,500
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
18,000 7.625%,  12/15/2025
f
18,281
37,000 6.625%,  7/15/2026
f
36,445
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 151,380
BP Capital Markets plc
100,000 4.875%,  3/22/2030
d,j
93,375
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 54,914
Callon Petroleum Company
50,000 8.250%,  7/15/2025 49,958
42,000 7.500%,  6/15/2030
f
40,635
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 87,951
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 77,742
Principal
Amount Long-Term Fixed Income (40.5%) Value
Energy (1.5%) - continued
Cheniere Energy Partners, LP
$ 58,000 4.500%,  10/1/2029 $ 54,411
63,000 3.250%,  1/31/2032 52,594
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 46,655
Chesapeake Energy Corporation
95,000 6.750%,  4/15/2029
f
93,675
Chord Energy Corporation
55,000 6.375%,  6/1/2026
f
54,175
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
27,539
CNX Resources Corporation,
Convertible
152,000 2.250%,  5/1/2026 220,552
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
42,875
Continental Resources, Inc.
57,000 4.375%,  1/15/2028 54,234
40,000 5.750%,  1/15/2031
f
39,274
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
44,620
CrownRock Finance, Inc.
64,000 5.625%,  10/15/2025
f
62,400
Diamondback Energy, Inc.
99,000 3.125%,  3/24/2031 86,420
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
57,037
20,000 4.375%,  6/15/2031
f
17,494
Enbridge, Inc.
115,000 7.375%,  1/15/2083
d
115,198
52,000 7.625%,  1/15/2083
d
53,611
38,000 3.700%,  7/15/2027 36,492
Endeavor Energy Resources, LP/
EER Finance, Inc.
62,000 5.750%,  1/30/2028
f
60,760
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
f
38,704
Energy Transfer, LP
37,000 4.200%,  9/15/2023 36,720
108,000 5.875%,  1/15/2024 108,473
47,000 6.750%,  5/15/2025
d,j
44,415
44,000 6.500%,  11/15/2026
d,j
41,267
56,000 3.750%,  5/15/2030 51,324
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 67,870
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 37,106
EQM Midstream Partners, LP
47,000 4.750%,  1/15/2031
f
39,754
EQT Corporation
42,000 3.900%,  10/1/2027 39,845
EQT Corporation, Convertible
76,000 1.750%,  5/1/2026 170,506
Equinor ASA
25,000 2.875%,  4/6/2025 24,167
Ferrellgas, LP
43,000 5.375%,  4/1/2026
f
39,560
Genesis Energy LP/Genesis
Energy Finance Corporation
46,000 8.875%,  4/15/2030 46,747

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Energy (1.5%) - continued
Halliburton Company
$ 38,000 2.920%,  3/1/2030 $ 33,934
Harvest Midstream, LP
101,000 7.500%,  9/1/2028
f
99,359
Hess Corporation
34,000 3.500%,  7/15/2024 33,212
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
49,506
32,000 5.500%,  10/15/2030
f
29,844
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
65,100
70,000 6.250%,  4/15/2032
f
64,613
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
f
61,303
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
63,375
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
47,781
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f
87,609
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 36,145
Marathon Petroleum Corporation
163,000 4.700%,  5/1/2025 162,675
MEG Energy Corporation
59,000 7.125%,  2/1/2027
f
60,516
MPLX, LP
50,000 6.875%,  2/15/2023
d,j
50,015
94,000 1.750%,  3/1/2026 85,605
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,877
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
68,075
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,364
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
28,699
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 69,266
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 27,656
60,000 6.375%,  9/1/2028 62,330
40,000 6.450%,  9/15/2036 42,065
ONEOK, Inc.
57,000 2.200%,  9/15/2025 52,977
Ovintiv Exploration, Inc.
52,000 5.375%,  1/1/2026 52,319
Permian Resources Operating,
LLC, Convertible
35,000 3.250%,  4/1/2028 66,570
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 45,938
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 89,395
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 91,038
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
48,162
Principal
Amount Long-Term Fixed Income (40.5%) Value
Energy (1.5%) - continued
Range Resources Corporation
$ 50,000 4.750%,  2/15/2030
f
$ 44,788
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 54,272
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
23,149
SM Energy Company
50,000 6.625%,  1/15/2027 48,592
30,000 6.500%,  7/15/2028 28,537
Southwestern Energy Company
37,000 5.375%,  2/1/2029 34,767
48,000 5.375%,  3/15/2030 44,700
30,000 4.750%,  2/1/2032 26,446
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
52,000 5.875%,  3/1/2027 50,253
10,000 5.000%,  6/1/2031
f
8,700
Sunoco, LP/Sunoco Finance
Corporation
70,000 5.875%,  3/15/2028 68,600
44,000 4.500%,  4/30/2030 39,197
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
103,000 5.500%,  1/15/2028
f
94,851
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 95,352
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
37,350
TransCanada Trust
125,000 5.875%,  8/15/2076
d
121,538
Transocean Proteus, Ltd.
16,000 6.250%,  12/1/2024
f
16,160
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
f
56,037
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
41,738
54,000 8.750%,  2/15/2030
f
55,674
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 6.875%,  4/1/2026 59,868
Valero Energy Corporation
80,000 2.800%,  12/1/2031 68,339
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
52,510
89,000 6.250%,  1/15/2030
f
90,671
35,000 4.125%,  8/15/2031
f
31,030
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
f
25,010
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f
64,602
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 84,995
30,000 5.500%,  8/15/2048 26,065
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 31,316
Total 6,158,912

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
$ 38,000 7.000%,  11/15/2025
f
$ 36,152
AerCap Holdings NV
32,000 5.875%,  10/10/2079
d
30,649
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 48,739
54,000 6.500%,  7/15/2025 54,988
103,000 3.000%,  10/29/2028 90,799
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,284
17,000 3.375%,  7/1/2025 16,254
52,000 4.650%,  6/15/2026
d,j
46,150
46,000 3.125%,  12/1/2030 39,398
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
d,f,j
69,700
46,000 2.850%,  1/26/2028
f
40,103
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
f
29,931
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 118,269
104,000 4.700%,  5/15/2026
d,j
85,540
37,000 8.000%,  11/1/2031 40,750
American Express Company
67,000 3.950%,  8/1/2025 65,971
50,000 3.550%,  9/15/2026
d,j
44,240
62,000 2.550%,  3/4/2027 57,506
58,000 5.850%,  11/5/2027 61,346
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 36,728
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
f
35,087
Aon Corporation/Aon Global
Holdings plc
38,000 2.600%,  12/2/2031 32,219
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,465
100,000 2.150%,  7/15/2026 87,387
Ares Capital Corporation,
Convertible
57,000 4.625%,  3/1/2024 60,790
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
d,f
78,091
Aviation Capital Group, LLC
64,000 5.500%,  12/15/2024
f
63,385
42,000 4.875%,  10/1/2025
f
40,413
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
80,719
BAC Capital Trust XIV
84,000
5.169%,  (LIBOR 3M +
0.400%), 2/17/2023
d,j
67,209
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
14,031
Banco Santander SA
44,000 4.750%,  11/12/2026
d,j
38,177
Bank of America Corporation
103,000 3.550%,  3/5/2024
d
102,840
129,000 3.864%,  7/23/2024
d
128,227
64,000 4.200%,  8/26/2024 63,298
270,000 6.250%,  9/5/2024
d,j
269,833
32,000 3.458%,  3/15/2025
d
31,380
71,000 6.100%,  3/17/2025
d,j
71,028
Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
$ 72,000 1.319%,  6/19/2026
d
$ 65,946
146,000 1.197%,  10/24/2026
d
131,641
65,000 4.375%,  1/27/2027
d,j
58,994
70,000 6.125%,  4/27/2027
d,j
70,070
60,000 1.734%,  7/22/2027
d
53,761
80,000 4.376%,  4/27/2028
d
78,232
112,000 3.593%,  7/21/2028
d
105,818
67,000 4.948%,  7/22/2028
d
67,115
180,000 3.974%,  2/7/2030
d
170,233
75,000 2.687%,  4/22/2032
d
63,319
59,000 2.572%,  10/20/2032
d
48,784
82,000 2.972%,  2/4/2033
d
69,928
40,000 3.846%,  3/8/2037
d
34,857
Bank of Montreal
62,000 5.203%,  2/1/2028 63,227
40,000 3.088%,  1/10/2037
d
32,525
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
d,j
35,189
67,000 4.596%,  7/26/2030
d
66,651
Bank of Nova Scotia
60,000 5.250%,  12/6/2024 60,473
108,000 4.900%,  6/4/2025
d,j
104,885
36,000 1.050%,  3/2/2026 32,189
Barclays plc
74,000 4.338%,  5/16/2024
d
73,689
29,000 4.375%,  9/11/2024 28,606
35,000 2.852%,  5/7/2026
d
33,106
85,000 5.501%,  8/9/2028
d
85,575
57,000 4.972%,  5/16/2029
d
55,601
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 107,556
Blackstone Mortgage Trust, Inc.,
Convertible
66,000 5.500%,  3/15/2027 60,101
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029 51,801
BNP Paribas SA
57,000 2.819%,  11/19/2025
d,f
54,600
57,000 3.132%,  1/20/2033
d,f
48,174
Boston Properties, LP
37,000 2.550%,  4/1/2032 29,206
BPCE SA
29,000 2.375%,  1/14/2025
f
27,338
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 67,019
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 69,871
41,000 3.600%,  4/7/2032 37,730
Capital One Bank USA NA
44,000 2.280%,  1/28/2026
d
41,638
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
d,j
26,038
62,000 3.273%,  3/1/2030
d
54,928
Centene Corporation
65,000 4.250%,  12/15/2027 62,353
55,000 4.625%,  12/15/2029 52,253
194,000 3.000%,  10/15/2030 165,870
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
d,j
103,189
104,000 4.000%,  6/1/2026
d,j
95,826
25,000 5.000%,  6/1/2027
d,j
24,125

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
$ 56,000 2.000%,  3/20/2028 $ 50,291
40,000 2.900%,  3/3/2032 35,453
Citigroup, Inc.
142,000
8.870%,  (LIBOR 3M +
4.068%), 4/30/2023
d,j
143,136
96,000 3.352%,  4/24/2025
d
93,926
71,000 5.950%,  5/15/2025
d,j
69,191
72,000 5.500%,  9/13/2025 72,992
45,000 1.281%,  11/3/2025
d
41,962
72,000 4.000%,  12/10/2025
d,j
66,610
175,000 3.875%,  2/18/2026
d,j
159,757
50,000 4.150%,  11/15/2026
d,j
44,500
132,000 1.122%,  1/28/2027
d
117,607
77,000 1.462%,  6/9/2027
d
68,570
81,000 3.070%,  2/24/2028
d
75,294
150,000 4.075%,  4/23/2029
d
143,330
147,000 4.910%,  5/24/2033
d
145,157
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
d,j
47,653
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,456
Coinbase Global, Inc.
19,000 3.625%,  10/1/2031
f
11,067
Coinbase Global, Inc., Convertible
419,000 0.500%,  6/1/2026 283,872
Comerica, Inc.
36,000 5.625%,  7/1/2025
d,j
35,292
Commerzbank AG
78,000 8.125%,  9/19/2023
f
78,715
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
36,179
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
d,f
26,392
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
d,f
38,795
61,000 3.850%,  4/5/2029
f
56,934
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 70,590
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
65,372
29,000 6.625%,  3/15/2026 26,535
Credit Agricole SA
46,000 6.875%,  9/23/2024
d,f,j
45,474
37,000 3.250%,  1/14/2030
f
31,959
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
40,340
36,000 7.500%,  12/11/2023
d,f,j
34,110
31,000 2.593%,  9/11/2025
d,f
28,349
26,000 7.250%,  9/12/2025
d,f,j
21,320
73,000 2.193%,  6/5/2026
d,f
64,143
82,000 3.869%,  1/12/2029
d,f
69,568
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
d,f,j
124,377
Deutsche Bank AG
127,000 2.129%,  11/24/2026
d
114,571
66,000 2.311%,  11/16/2027
d
58,332
19,000 4.296%,  5/24/2028
d
18,574
61,000 3.742%,  1/7/2033
d
48,190
Discover Bank
75,000 4.682%,  8/9/2028
d
72,088
Discover Financial Services
20,000 6.700%,  11/29/2032 21,350
Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 90,000 3.875%,  2/15/2026
f
$ 83,009
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 75,187
123,000 2.550%,  3/15/2031 106,342
EPR Properties
59,000 3.600%,  11/15/2031 45,612
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
d,j
69,120
41,000 4.772%,  7/28/2030
d
40,517
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 36,647
First Horizon Bank
57,000 5.750%,  5/1/2030 57,746
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 88,051
FNB Corporation
53,000 2.200%,  2/24/2023 52,883
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
f
57,112
22,000 9.750%,  8/1/2027
f
22,617
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 36,551
38,000 2.625%,  1/15/2027 32,691
Genworth Mortgage Holdings, Inc.
34,000 6.500%,  8/15/2025
f
33,490
Global Net Lease, Inc.
165,000 3.750%,  12/15/2027
f
139,467
goeasy, Ltd.
19,000 5.375%,  12/1/2024
f
18,186
Goldman Sachs Group, Inc.
190,000 5.500%,  8/10/2024
d,j
188,100
74,000 5.700%,  11/1/2024 75,085
38,000 4.400%,  2/10/2025
d,j
34,444
25,000 3.500%,  4/1/2025 24,268
44,000 4.250%,  10/21/2025 43,314
43,000 0.855%,  2/12/2026
d
39,407
48,000 3.650%,  8/10/2026
d,j
41,741
50,000 4.125%,  11/10/2026
d,j
44,474
97,000 1.948%,  10/21/2027
d
86,828
40,000 2.640%,  2/24/2028
d
36,677
166,000 3.615%,  3/15/2028
d
158,079
81,000 4.482%,  8/23/2028
d
79,596
75,000 3.814%,  4/23/2029
d
70,829
37,000 3.800%,  3/15/2030 34,761
37,000 2.615%,  4/22/2032
d
30,916
38,000 2.383%,  7/21/2032
d
31,114
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,032
59,000
6.731%,  (LIBOR 3M +
2.125%), 2/12/2047
d,f
50,460
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
84,000 Zero Coupon,  5/1/2025
f
82,110
HSBC Holdings plc
59,000 3.803%,  3/11/2025
d
57,894
13,000 6.375%,  3/30/2025
d,j
12,831
36,000 2.633%,  11/7/2025
d
34,341
35,000 1.645%,  4/18/2026
d
32,227
35,000 1.589%,  5/24/2027
d
31,009

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
$ 70,000 2.251%,  11/22/2027
d
$ 62,831
105,000 4.583%,  6/19/2029
d
101,734
100,000 4.600%,  12/17/2030
d,j
84,775
45,000 2.804%,  5/24/2032
d
37,030
HUB International, Ltd.
24,000 7.000%,  5/1/2026
f
23,761
40,000 5.625%,  12/1/2029
f
35,795
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
d,j
101,214
Icahn Enterprises, LP
82,000 4.750%,  9/15/2024 80,052
40,000 6.375%,  12/15/2025 39,650
60,000 6.250%,  5/15/2026 59,190
80,000 5.250%,  5/15/2027 74,488
ING Groep NV
76,000 1.726%,  4/1/2027
d
68,250
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 60,220
Intesa Sanpaolo SPA
19,000 5.017%,  6/26/2024
f
18,536
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 50,447
iStar, Inc.
80,000 4.250%,  8/1/2025 79,400
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
d,i,j
71,730
120,000 5.000%,  8/1/2024
d,j
116,700
133,000 4.023%,  12/5/2024
d
131,688
134,000 4.600%,  2/1/2025
d,j
125,960
182,000 1.561%,  12/10/2025
d
170,477
20,000 2.083%,  4/22/2026
d
18,783
55,000 3.650%,  6/1/2026
d,j
50,119
162,000 1.045%,  11/19/2026
d
144,999
76,000 1.578%,  4/22/2027
d
68,304
82,000 2.947%,  2/24/2028
d
76,088
112,000 4.005%,  4/23/2029
d
107,382
38,000 2.069%,  6/1/2029
d
32,927
149,000 4.493%,  3/24/2031
d
145,458
40,000 2.963%,  1/25/2033
d
34,289
42,000 4.912%,  7/25/2033
d
41,846
40,000 5.717%,  9/14/2033
d
41,269
Jefferies Finance, LLC
40,000 5.000%,  8/15/2028
f
33,926
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 51,791
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 75,317
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 40,075
Life Storage, LP
40,000 2.400%,  10/15/2031 32,062
Lincoln National Corporation
40,000
7.007%,  (LIBOR 3M +
2.358%), 2/17/2023
d
32,010
Lloyds Banking Group plc
60,000 3.900%,  3/12/2024 59,298
78,000 4.716%,  8/11/2026
d
76,905
75,000 1.627%,  5/11/2027
d
66,650
86,000 3.369%,  12/14/2046
d
61,903
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
49,225
Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
M&T Bank Corporation
$ 50,000 3.500%,  9/1/2026
d,j
$ 42,000
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
d,f
66,046
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,428
MetLife, Inc.
72,000 3.850%,  9/15/2025
d,j
68,523
140,000 5.875%,  3/15/2028
d,j
138,950
51,000 6.400%,  12/15/2036 51,949
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,279
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 32,044
78,000 1.538%,  7/20/2027
d
69,035
56,000 3.741%,  3/7/2029 53,082
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
d
50,436
82,000 2.564%,  9/13/2031 65,650
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
f
44,330
Morgan Stanley
29,000
4.621%,  (SOFRRATE +
0.466%), 11/10/2023
d
28,986
32,000 2.720%,  7/22/2025
d
30,898
79,000 1.164%,  10/21/2025
d
73,619
20,000 5.000%,  11/24/2025 20,111
35,000 2.630%,  2/18/2026
d
33,259
20,000 2.188%,  4/28/2026
d
18,795
70,000 6.138%,  10/16/2026
d
72,111
126,000 0.985%,  12/10/2026
d
112,120
76,000 1.593%,  5/4/2027
d
68,249
80,000 1.512%,  7/20/2027
d
71,378
27,000 5.123%,  2/1/2029
d
27,301
238,000 3.622%,  4/1/2031
d
218,917
40,000 2.943%,  1/21/2033
d
34,161
41,000 4.889%,  7/20/2033
d
40,610
85,000 2.484%,  9/16/2036
d
65,889
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 18,193
55,000 4.625%,  8/1/2029 42,763
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 31,239
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
42,665
NatWest Group plc
54,000 4.269%,  3/22/2025
d
53,303
37,000 4.892%,  5/18/2029
d
36,513
57,000 3.754%,  11/1/2029
d
53,523
53,000 4.600%,  6/28/2031
d,j
40,611
Navient Corporation
20,000 5.000%,  3/15/2027 18,252
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
81,000 4.500%,  9/30/2028
f
61,527
New York Life Global Funding
37,000 4.550%,  1/28/2033
f
37,104
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
d,f
140,442
117,000 3.400%,  1/23/2050
d,f
103,756

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
Nomura Holdings, Inc.
$ 58,000 2.172%,  7/14/2028 $ 49,409
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
61,340
Northern Trust Corporation
62,000 4.000%,  5/10/2027 61,340
Office Properties Income Trust
23,000 4.250%,  5/15/2024 22,321
25,000 2.650%,  6/15/2026 20,083
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 37,443
38,000 3.375%,  2/1/2031 30,746
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 151,523
20,000 3.875%,  9/15/2028 16,800
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 36,736
Owl Rock Core Income
Corporation
61,000 4.700%,  2/8/2027 55,828
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
17,453
56,000 3.750%,  6/17/2026
f
49,511
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
f
78,670
Pebblebrook Hotel Trust,
Convertible
201,000 1.750%,  12/15/2026 183,714
PennyMac Financial Services, Inc.
35,000 4.250%,  2/15/2029
f
28,764
Pine Street Trust I
37,000 4.572%,  2/15/2029
f
35,534
PNC Bank NA
37,000 2.700%,  10/22/2029 32,488
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
d
96,268
55,000 3.400%,  9/15/2026
d,j
46,888
42,000 4.758%,  1/26/2027
d
42,068
35,000 6.000%,  5/15/2027
d,j
34,822
52,000 6.200%,  9/15/2027
d,j
52,016
PRA Group, Inc.
33,000 7.375%,  9/1/2025
f
32,722
29,000 8.375%,  2/1/2028
c,f
29,147
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
52,111
Prologis, LP
75,000 3.375%,  12/15/2027 71,864
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,250
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
d
37,316
60,000 5.625%,  6/15/2043
d
59,700
185,000 5.200%,  3/15/2044
d
181,565
36,000 3.700%,  10/1/2050
d
30,994
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
d,f,j
70,920
Radian Group, Inc.
40,000 4.875%,  3/15/2027 38,049
Realty Income Corporation
39,000 4.875%,  6/1/2026 39,262
56,000 3.950%,  8/15/2027 54,640
Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
$ 50,000 5.625%,  10/13/2032 $ 53,007
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027
f
11,385
Regions Financial Corporation
72,000 5.750%,  6/15/2025
d,j
71,517
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 55,801
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
f
21,923
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
46,403
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,065
41,000 4.900%,  1/12/2028 41,348
55,000 5.000%,  2/1/2033 55,831
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 71,757
41,000 2.490%,  1/6/2028
d
36,163
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
d
69,326
56,000 3.823%,  11/3/2028
d
51,920
Service Properties Trust
30,000 4.650%,  3/15/2024 29,212
15,000 4.350%,  10/1/2024 14,145
56,000 7.500%,  9/15/2025 55,064
40,000 5.500%,  12/15/2027 35,424
Simon Property Group, LP
78,000 2.650%,  7/15/2030 67,723
SLM Corporation
30,000 4.200%,  10/29/2025 27,977
Societe Generale SA
36,000 2.625%,  10/16/2024
f
34,333
35,000 1.488%,  12/14/2026
d,f
31,187
Spirit Realty, LP
88,000 2.100%,  3/15/2028 73,636
Standard Chartered plc
35,000 0.991%,  1/12/2025
d,f
33,487
35,000 6.000%,  7/26/2025
d,f,j
34,388
59,000 2.608%,  1/12/2028
d,f
53,108
Starwood Property Trust, Inc.,
Convertible
37,000 4.375%,  4/1/2023 36,746
State Street Corporation
41,000 4.421%,  5/13/2033
d
40,278
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
d,f
132,000
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 34,567
59,000 2.174%,  1/14/2027 53,177
56,000 2.142%,  9/23/2030 44,865
55,000 5.766%,  1/13/2033 58,183
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
26,165
Summit Hotel Properties, Inc.,
Convertible
90,000 1.500%,  2/15/2026 83,115
SVB Financial Group
88,000 4.000%,  5/15/2026
d,j
70,454
72,000 4.250%,  11/15/2026
d,j
57,485

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Financials (5.2%) - continued
Synchrony Financial
$ 34,000 4.250%,  8/15/2024 $ 33,358
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
d
58,369
39,000 5.156%,  1/10/2028 39,793
41,000 4.456%,  6/8/2032 40,244
Truist Bank
36,000 2.250%,  3/11/2030 30,257
Truist Financial Corporation
122,000 4.950%,  9/1/2025
d,j
120,780
38,000 1.887%,  6/7/2029
d
32,868
U.S. Bancorp
69,000 5.727%,  10/21/2026
d
70,897
67,000 4.548%,  7/22/2028
d
66,899
UBS Group AG
85,000 1.364%,  1/30/2027
d,f
76,120
UDR, Inc.
83,000 3.000%,  8/15/2031 72,327
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
f
14,030
37,000 5.500%,  4/15/2029
f
31,814
UnitedHealth Group, Inc.
85,000 5.250%,  2/15/2028 88,615
83,000 4.200%,  5/15/2032 81,817
USB Realty Corporation
168,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
d,f,j
131,576
USI, Inc./NY
19,000 6.875%,  5/1/2025
f
18,911
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,369
Wells Fargo & Company
44,000 1.654%,  6/2/2024
d
43,483
90,000 2.406%,  10/30/2025
d
85,917
232,000 3.900%,  3/15/2026
d,j
213,875
84,000 2.188%,  4/30/2026
d
79,023
40,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
d
37,801
41,000 3.526%,  3/24/2028
d
38,991
88,000 3.584%,  5/22/2028
d
83,628
67,000 4.808%,  7/25/2028
d
66,857
152,000 4.478%,  4/4/2031
d
147,974
Welltower, Inc.
39,000 2.050%,  1/15/2029 32,771
56,000 2.800%,  6/1/2031 46,687
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
d
50,689
Willis North America, Inc.
74,000 4.500%,  9/15/2028 72,055
XHR, LP
24,000 6.375%,  8/15/2025
f
23,642
38,000 4.875%,  6/1/2029
f
33,725
Total 21,654,477
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
60,811
Total 60,811
Principal
Amount Long-Term Fixed Income (40.5%) Value
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 2,111,582 2.500%,  5/1/2051 $ 1,857,816
1,391,265 3.500%,  5/1/2052 1,305,941
1,177,327 4.000%,  5/1/2052 1,146,580
3,750,169 3.500%,  6/1/2052 3,519,656
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,512,619 2.500%,  7/1/2030 1,438,901
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
200,000 5.000%,  3/1/2038
c
202,730
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,235,830 3.500%,  5/1/2040 1,189,798
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,007,132 3.000%,  1/1/2052 2,735,951
419,477 2.000%,  2/1/2051
c
354,877
257,924 2.000%,  2/1/2051
c
217,979
1,382,841 2.500%,  2/1/2051 1,223,138
1,518,826 2.500%,  2/1/2051 1,339,143
2,784,690 2.000%,  3/1/2051 2,351,064
2,983,219 3.000%,  3/1/2052 2,719,450
1,882,012 2.000%,  4/1/2051 1,588,640
2,488,177 2.500%,  4/1/2051 2,194,082
1,774,406 3.000%,  4/1/2051 1,619,590
1,884,313 3.000%,  5/1/2050 1,735,105
492,993 2.000%,  5/1/2051
c
416,153
988,873 3.000%,  5/1/2051 914,332
1,027,621 3.000%,  6/1/2050 956,576
2,365,117 2.500%,  7/1/2051 2,081,161
989,556 3.500%,  7/1/2051 941,329
1,127,131 2.500%,  8/1/2050 1,009,018
1,913,234 3.500%,  8/1/2050 1,821,750
1,502,444 3.500%,  9/1/2052 1,415,071
1,976,959 4.000%,  10/1/2052 1,919,455
511,475 2.000%,  11/1/2051
c
430,932
1,984,285 2.000%,  12/1/2050
c
1,679,174
3,830,663 4.500%,  12/1/2052 3,820,823
2,800,000 5.500%,  2/1/2041
c
2,845,281
1,050,000 5.000%,  2/1/2042
c
1,053,855
1,000,000 4.500%,  2/1/2049
c,l
987,500
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,048,509 3.500%,  7/1/2061 976,902
1,039,478 4.000%,  12/1/2061 1,003,183
Total 53,012,936
Technology (1.4%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 39,201
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 75,005
210,000 0.375%,  9/1/2027 207,900
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,830

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Technology (1.4%) - continued
Apple, Inc.
$ 113,000 2.200%,  9/11/2029 $ 100,280
81,000 1.650%,  2/8/2031 67,161
60,000 3.350%,  8/8/2032 56,064
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
64,048
Block, Inc., Convertible
107,000 0.500%,  5/15/2023 122,408
159,000 0.250%,  11/1/2027 127,399
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 53,958
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
38,441
Cloud Software Group Holdings,
Inc.
64,000 6.500%,  3/31/2029
f
56,166
CommScope Technologies
Finance, LLC
144,000 6.000%,  6/15/2025
f
136,372
CommScope, Inc.
45,000 7.125%,  7/1/2028
f
35,251
Dell International, LLC/EMC
Corporation
22,000 5.450%,  6/15/2023 22,027
63,000 5.250%,  2/1/2028 63,526
28,000 5.300%,  10/1/2029 28,266
Euronet Worldwide, Inc.,
Convertible
209,000 0.750%,  3/15/2049 203,906
Fiserv, Inc.
60,000 2.750%,  7/1/2024 58,139
87,000 4.200%,  10/1/2028 84,438
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
35,920
70,000 3.750%,  10/1/2030
f
62,037
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,169
63,000 4.950%,  8/15/2027 63,101
37,000 3.200%,  8/15/2029 32,861
InterDigital, Inc., Convertible
208,000 3.500%,  6/1/2027
f
228,280
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
f
47,077
120,000 5.000%,  7/15/2028
f
110,342
85,000 4.875%,  9/15/2029
f
76,766
60,000 4.500%,  2/15/2031
f
51,413
Jabil, Inc.
41,000 4.250%,  5/15/2027 39,862
Lumentum Holdings, Inc.,
Convertible
157,000 0.250%,  3/15/2024
i
175,840
62,000 0.500%,  6/15/2028
f
49,792
MACOM Technology Solutions
Holdings, Inc., Convertible
187,000 0.250%,  3/15/2026 192,984
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 31,278
Mastercard, Inc.
41,000 2.000%,  11/18/2031 34,410
Microchip Technology, Inc.,
Convertible
58,000 0.125%,  11/15/2024 64,344
64,000 1.625%,  2/15/2027 140,560
Principal
Amount Long-Term Fixed Income (40.5%) Value
Technology (1.4%) - continued
Minerva Merger Sub, Inc.
$ 62,000 6.500%,  2/15/2030
f
$ 51,368
Moody's Corporation
40,000 4.250%,  8/8/2032 38,828
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
50,050
NCR Corporation
137,000 6.125%,  9/1/2029
f,i
135,630
NVIDIA Corporation
19,000 2.850%,  4/1/2030 17,269
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,911
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,317
37,000 4.300%,  6/18/2029 35,582
ON Semiconductor Corporation,
Convertible
209,000 Zero Coupon,  5/1/2027 313,395
Open Text Corporation
70,000 4.125%,  2/15/2030
f
58,945
Oracle Corporation
124,000 2.500%,  4/1/2025 118,229
40,000 6.150%,  11/9/2029 42,754
130,000 2.950%,  4/1/2030 114,351
63,000 6.250%,  11/9/2032 68,478
PayPal Holdings, Inc.
42,000 3.900%,  6/1/2027 41,302
38,000 2.850%,  10/1/2029 34,199
Progress Software Corporation,
Convertible
84,000 1.000%,  4/15/2026 88,032
PTC, Inc.
30,000 3.625%,  2/15/2025
f
28,768
35,000 4.000%,  2/15/2028
f
32,607
Qorvo, Inc.
36,000 3.375%,  4/1/2031
f
29,772
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
23,949
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
36,322
Sabre GLBL, Inc., Convertible
102,000 4.000%,  4/15/2025 116,219
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 102,164
Seagate HDD Cayman
140,760 9.625%,  12/1/2032
f
159,388
Semtech Corporation, Convertible
26,000 1.625%,  11/1/2027
f
28,652
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
f
45,838
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
18,941
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
138,491
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 19,243
Verint Systems, Inc., Convertible
110,000 0.250%,  4/15/2026 98,106
VeriSign, Inc.
40,000 4.750%,  7/15/2027 39,653

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Technology (1.4%) - continued
Viavi Solutions, Inc.
$ 49,000 3.750%,  10/1/2029
f
$ 42,753
Viavi Solutions, Inc., Convertible
95,000 1.000%,  3/1/2024 98,563
Vishay Intertechnology, Inc.,
Convertible
210,000 2.250%,  6/15/2025 209,223
VMware, Inc.
80,000 1.400%,  8/15/2026 70,841
54,000 2.200%,  8/15/2031 42,797
Xilinx, Inc.
26,000 2.375%,  6/1/2030 22,605
Ziff Davis, Inc., Convertible
217,000 1.750%,  11/1/2026
f
229,152
Total 6,006,509
Transportation (0.5%)
Air Canada Pass Through Trust
9,408 3.875%,  3/15/2023
f
9,375
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 70,752
Allegiant Travel Company
42,000 7.250%,  8/15/2027
f
41,060
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
f
14,988
American Airlines, Inc.
172,000 11.750%,  7/15/2025
f
191,445
134,000 5.500%,  4/20/2026
f
131,364
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
55,000 5.375%,  3/1/2029
f,i
49,170
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 68,797
CSX Corporation
37,000 4.250%,  3/15/2029 36,668
Delta Air Lines, Inc.
28,000 7.000%,  5/1/2025
f
28,815
74,326 4.500%,  10/20/2025
f
73,439
11,000 7.375%,  1/15/2026 11,449
82,000 4.375%,  4/19/2028
i
76,202
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
f
76,970
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
12,415
Hertz Corporation
40,000 4.625%,  12/1/2026
f
35,600
49,000 5.000%,  12/1/2029
f
40,057
JetBlue Airways Corporation,
Convertible
174,000 0.500%,  4/1/2026 137,547
Mileage Plus Holdings, LLC
101,700 6.500%,  6/20/2027
f
102,748
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033
c
57,706
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
f
26,854
39,000 1.700%,  6/15/2026
f
34,700
Ryder System, Inc.
46,000 2.850%,  3/1/2027 42,410
Principal
Amount Long-Term Fixed Income (40.5%) Value
Transportation (0.5%) - continued
Southwest Airlines Company
$ 36,000 5.125%,  6/15/2027 $ 36,330
44,000 2.625%,  2/10/2030 38,489
Southwest Airlines Company,
Convertible
241,000 1.250%,  5/1/2025
i
288,959
Union Pacific Corporation
37,000 2.150%,  2/5/2027 34,092
United Airlines, Inc.
51,000 4.375%,  4/15/2026
f
48,416
43,000 4.625%,  4/15/2029
f
39,221
VistaJet Malta Finance plc/XO
Management Holding, Inc.
56,000 6.375%,  2/1/2030
f
49,386
XPO Escrow Sub, LLC
57,000 7.500%,  11/15/2027
f
58,573
Total 1,963,997
U.S. Government & Agencies (3.9%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 962,437
870,000 1.375%,  11/15/2031 733,485
1,000,000 4.125%,  11/15/2032 1,052,031
1,490,000 3.250%,  5/15/2042 1,382,440
4,470,000 3.375%,  8/15/2042 4,226,245
U.S. Treasury Notes
3,200,000 0.125%,  2/15/2024 3,051,500
1,050,000 0.500%,  3/31/2025 972,891
1,990,000 0.500%,  2/28/2026 1,798,074
590,000 0.500%,  4/30/2027 517,126
1,580,000 1.125%,  2/29/2028 1,398,794
Total 16,095,023
Utilities (0.8%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 41,833
AES Corporation
73,000 3.950%,  7/15/2030
f
66,342
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
d
38,025
Ameren Corporation
46,000 1.750%,  3/15/2028 40,124
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 57,978
38,000 2.300%,  3/1/2030 32,098
Calpine Corporation
52,000 4.500%,  2/15/2028
f
47,984
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 34,638
57,000 1.450%,  6/1/2026 51,508
57,000 2.650%,  6/1/2031 48,765
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,051
124,000 4.650%,  12/15/2024
d,j
115,680
46,000 3.375%,  4/1/2030 41,918
DTE Energy Company
63,000 4.220%,  11/1/2024 62,265
Duke Energy Corporation
49,000 3.250%,  1/15/2082
d
40,036
16,000 4.875%,  9/16/2024
d,j
15,416
80,000 5.000%,  12/8/2027 81,306

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.5%) Value
Utilities (0.8%) - continued
$ 96,000 2.450%,  6/1/2030 $ 82,118
40,000 4.500%,  8/15/2032 38,938
Edison International
52,000 4.950%,  4/15/2025 51,737
50,000 5.000%,  12/15/2026
d,j
44,455
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
70,688
Entergy Corporation
29,000 0.900%,  9/15/2025 26,058
38,000 1.900%,  6/15/2028 33,066
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,479
Eversource Energy
91,000 4.600%,  7/1/2027 91,103
Exelon Corporation
38,000 4.050%,  4/15/2030 36,588
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
93,050
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
f
40,425
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
f
68,549
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 67,916
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
d
34,071
38,000 2.250%,  6/1/2030 32,197
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
f
83,476
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
f
53,284
188,000 Zero Coupon,  11/15/2025
f,i
192,324
NiSource, Inc.
48,000 5.650%,  6/15/2023
d,j
46,563
37,000 2.950%,  9/1/2029 33,144
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
43,148
95,000 3.375%,  2/15/2029
f
78,540
30,000 5.250%,  6/15/2029
f
27,075
NRG Energy, Inc., Convertible
92,000 2.750%,  6/1/2048 93,978
PG&E Corporation
58,000 5.000%,  7/1/2028 54,349
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 29,654
Sempra Energy
72,000 4.875%,  10/15/2025
d,j
69,120
56,000 3.400%,  2/1/2028 53,093
Southern California Edison
Company
19,000 5.950%,  11/1/2032 20,682
Southern Company
41,000 4.475%,  8/1/2024 40,566
50,000 5.700%,  10/15/2032 53,303
101,000 4.000%,  1/15/2051
d
96,084
90,000 3.750%,  9/15/2051
d
78,331
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
89,236
Principal
Amount Long-Term Fixed Income (40.5%) Value
Utilities (0.8%) - continued
Vistra Operations Company, LLC
$ 82,000 5.125%,  5/13/2025
f
$ 80,423
80,000 5.000%,  7/31/2027
f
75,286
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,919
60,000 4.600%,  6/1/2032 59,408
Total 3,187,391
Total Long-Term Fixed Income
(cost $175,112,043) 167,839,469
Shares Common Stock ( 30.5% ) Value
Communications Services (1.8%)
2,709 Alphabet, Inc., Class A
m
267,758
27,024 Alphabet, Inc., Class C
m
2,698,887
3,878 AT&T, Inc. 78,995
349 Charter Communications, Inc.
m
134,124
26,372 Comcast Corporation 1,037,738
11,504 DISH Network Corporation
m
165,543
604 Emerald Holding, Inc.
m
2,410
6,351 Meta Platforms, Inc.
m
946,108
1,465 Netflix, Inc.
m
518,405
249 Paramount Global 5,767
18,414 QuinStreet, Inc.
m
282,287
13,679 Verizon Communications, Inc. 568,636
4,652 Walt Disney Company
m
504,695
22,206 Warner Bros. Discovery, Inc.
m
329,093
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
5,277
Total 7,545,723
Consumer Discretionary (3.3%)
20,742 Amazon.com, Inc.
m
2,139,122
4,128 Aptiv plc
m
466,836
313 Autoliv, Inc. 28,834
2,425 Bloomin' Brands, Inc. 58,806
421 Booking Holdings, Inc.
m
1,024,756
159 Boyd Gaming Corporation 9,907
4,959 Cedar Fair, LP 207,980
395 Chipotle Mexican Grill, Inc.
m
650,320
9,146 Clarus Corporation 91,917
16,749 Cooper-Standard Holdings, Inc.
m
279,876
4,744 D.R. Horton, Inc. 468,185
233 Darden Restaurants, Inc. 34,477
407 Dick's Sporting Goods, Inc. 53,219
15,445 Everi Holdings, Inc.
m
268,280
1,730 Expedia Group, Inc.
m
197,739
16,166 Ford Motor Company 218,403
6,974 General Motors Company 274,218
2,014 Grand Canyon Education, Inc.
m
234,752
6,094 Harley-Davidson, Inc. 280,507
3,422 Home Depot, Inc. 1,109,310
3,370 Lowe's Companies, Inc. 701,803
1,300 Lululemon Athletica, Inc.
m
398,944
1,118 McDonald's Corporation 298,953
4,647 NIKE, Inc. 591,703
120 NVR, Inc.
m
632,400
3,008 Papa John's International, Inc. 269,788
241 Patrick Industries, Inc. 17,104
4,314 Sleep Number Corporation
m
148,315
18,767 Sonos, Inc.
m
346,063
4,881 Sony Group Corporation ADR 436,654
7,561 Stoneridge, Inc.
m
186,454
4,777 Tesla, Inc.
m
827,472

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.5%) Value
Consumer Discretionary (3.3%) - continued
27,535 ThredUp, Inc.
m
$ 47,636
846 Ulta Beauty, Inc.
m
434,810
1,691 Under Armour, Inc., Class C
m
18,432
7,515 Zumiez, Inc.
m
194,112
Total 13,648,087
Consumer Staples (1.7%)
4,126 Archer-Daniels-Midland Company 341,839
2,390 BJ's Wholesale Club Holdings,
Inc.
m
173,203
397 Bunge, Ltd. 39,343
1,321 Casey's General Stores, Inc. 311,637
758 Coca-Cola Company 46,481
320 Costco Wholesale Corporation 163,565
18,601 Coty, Inc.
m
185,266
664 e.l.f. Beauty, Inc.
m
38,213
1,225 Estee Lauder Companies, Inc. 339,423
3,978 John B. Sanfilippo & Son, Inc. 336,181
774 Kraft Heinz Company 31,370
104 Kroger Company 4,642
8,260 Lamb Weston Holdings, Inc. 825,091
280 Lancaster Colony Corporation 53,735
2,371 Mondelez International, Inc. 155,158
93 PepsiCo, Inc. 15,905
11,783 Philip Morris International, Inc. 1,228,260
19,239 Primo Water Corporation 301,090
1,633 Procter & Gamble Company 232,507
4,115 Sysco Corporation 318,748
6,061 Turning Point Brands, Inc. 140,676
50 Tyson Foods, Inc. 3,287
3,365 US Foods Holding Corporation
m
128,307
10,732 Walmart, Inc. 1,544,013
Total 6,957,940
Energy (1.7%)
12,825 BP plc ADR 464,650
477 Chevron Corporation 83,008
6,203 ConocoPhillips 755,960
16,210 Devon Energy Corporation 1,025,120
18,932 Enterprise Products Partners, LP 484,659
260 EOG Resources, Inc. 34,385
450 EQT Corporation 14,701
8,731 Exxon Mobil Corporation 1,012,883
10,721 Halliburton Company 441,920
4,755 Marathon Petroleum Corporation 611,113
24,652 NOV, Inc. 602,495
5,899 Permian Resources Corporation 64,122
84 Phillips 66 8,423
4,055 Pioneer Natural Resources
Company 934,069
130 Schlumberger, Ltd. 7,407
2,694 Valero Energy Corporation 377,241
7,664 Williams Companies, Inc. 247,087
Total 7,169,243
Financials (4.6%)
12,536 Ally Financial, Inc. 407,295
2,490 American Express Company 435,576
840 Ameriprise Financial, Inc. 294,101
7,514 Arch Capital Group, Ltd.
m
483,526
21,561 Bank of America Corporation 764,984
104 Bank of Marin Bancorp 3,169
5,192 Bank of N.T. Butterfield & Son, Ltd. 165,936
1,661 Berkshire Hathaway, Inc.
m
517,435
Shares Common Stock (30.5%) Value
Financials (4.6%) - continued
650 BlackRock TCP Capital
Corporation $ 8,600
306 BlackRock, Inc. 232,318
12,011 Bridgewater Bancshares, Inc.
m
186,891
9,755 Byline Bancorp, Inc. 241,924
3,232 Capital One Financial Corporation 384,608
5,761 Carlyle Group, Inc. 207,223
671 Cboe Global Markets, Inc. 82,453
1,232 Central Pacific Financial
Corporation 27,843
7,834 Charles Schwab Corporation 606,508
3,004 Chubb, Ltd. 683,380
7,876 Citigroup, Inc. 411,285
8,054 Columbia Banking System, Inc. 248,949
4,403 Comerica, Inc. 322,784
635 Community Trust Bancorp, Inc. 27,356
129 ConnectOne Bancorp, Inc. 3,066
1,601 Customers Bancorp, Inc.
m
48,622
2,454 Discover Financial Services 286,455
1,134 Ellington Residential Mortgage
REIT 8,970
639 Encore Capital Group, Inc.
m
35,605
5,342 Enterprise Financial Services
Corporation 284,835
24,021 Equitable Holdings, Inc. 770,354
4,260 Federated Hermes, Inc. 167,418
205 Financial Institutions, Inc. 5,066
261 First Foundation, Inc. 4,053
144 First Mid-Illinois Bancshares, Inc. 4,627
33 Flushing Financial Corporation 633
234 FS KKR Capital Corporation 4,600
2,955 Glacier Bancorp, Inc. 134,718
835 Golub Capital BDC, Inc. 11,440
623 Great Southern Bancorp, Inc. 36,408
2,097 Hanmi Financial Corporation 48,839
6,450 Heartland Financial USA, Inc. 319,082
529 Hometrust Bancshares, Inc. 14,283
9,516 Hope Bancorp, Inc. 122,661
2,750 Houlihan Lokey, Inc. 272,443
292 Independent Bank Corporation 6,474
493 Interactive Brokers Group, Inc. 39,410
6,070 Intercontinental Exchange, Inc. 652,829
9,291 J.P. Morgan Chase & Company 1,300,368
1,945 Kinsale Capital Group, Inc. 541,566
1,937 M&T Bank Corporation 302,172
30 Marsh & McLennan Companies,
Inc. 5,247
81 Metropolitan Bank Holding
Corporation
m
4,810
1,564 MidWestOne Financial Group, Inc. 48,719
1,070 Moody's Corporation 345,343
4,052 Morgan Stanley 394,381
5,733 Nasdaq, Inc. 345,069
402 NMI Holdings, Inc.
m
9,338
865 PacWest Bancorp 23,926
82 Peapack-Gladstone Financial
Corporation 3,041
36 PennyMac Financial Services, Inc. 2,427
1,056 Popular, Inc. 72,484
10,871 Radian Group, Inc. 240,249
3,245 Raymond James Financial, Inc. 365,939
2,648 RLI Corporation 350,728
1,556 S&P Global, Inc. 583,407
6,973 Seacoast Banking Corporation of
Florida 223,903
112 Signature Bank 14,442

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.5%) Value
Financials (4.6%) - continued
1,216 Silvergate Capital Corporation
i,m
$ 17,316
5,596 State Street Corporation 511,083
18 SVB Financial Group
m
5,444
6,751 Synchrony Financial 247,964
721 Synovus Financial Corporation 30,246
3,732 Triumph Financial, Inc.
m
207,984
8,631 Truist Financial Corporation 426,285
222 TrustCo Bank Corporation NY 7,972
15,006 Wells Fargo & Company 703,331
7,821 Western Alliance Bancorp 589,469
8,759 Zions Bancorp NA 465,628
783 Zurich Insurance Group AG 387,216
Total 18,804,532
Health Care (4.4%)
4,709 Abbott Laboratories 520,580
1,516 Agilent Technologies, Inc. 230,553
7,261 Agiliti, Inc.
m
133,965
1,553 Align Technology, Inc.
m
418,891
1,507 Alkermes plc
m
43,160
402 AmerisourceBergen Corporation 67,922
1,076 Amgen, Inc. 271,582
6,223 AstraZeneca plc ADR 406,798
14,088 Baxter International, Inc. 643,681
56 Becton, Dickinson and Company 14,124
1,343 Biogen, Inc.
m
390,679
220 BioMarin Pharmaceutical, Inc.
m
25,377
2,888 Bio-Techne Corporation 230,058
187 Bristol-Myers Squibb Company 13,586
3,003 Cigna Holding Company 950,960
3,385 CVS Health Corporation 298,625
3,268 Danaher Corporation 863,994
3,052 Edwards Lifesciences
Corporation
m
234,088
2,754 Elevance Health, Inc. 1,376,972
5,682 Enovis Corporation
m
357,682
8,322 Gilead Sciences, Inc. 698,549
2,951 Halozyme Therapeutics, Inc.
m
152,773
1,635 HCA Healthcare, Inc. 417,039
994 Hims & Hers Health, Inc.
m
8,230
1,550 Hologic, Inc.
m
126,123
37 Illumina, Inc.
m
7,925
881 Insulet Corporation
m
253,129
1,659 Intuitive Surgical, Inc.
m
407,600
4,560 Ionis Pharmaceuticals, Inc.
m
181,807
5,823 Johnson & Johnson 951,595
2,566 Laboratory Corporation of America
Holdings 646,940
4,397 Lantheus Holdings, Inc.
m
252,828
12,798 Maravai LifeSciences Holdings,
Inc.
m
187,619
1,063 Medpace Holdings, Inc.
m
234,997
7,239 Medtronic plc 605,832
11,695 Merck & Company, Inc. 1,256,160
583 Mirati Therapeutics, Inc.
m
31,138
695 Molina Healthcare, Inc.
m
216,722
2,023 Novo Nordisk AS ADR 280,752
11,315 NuVasive, Inc.
m
515,964
16,766 Pfizer, Inc. 740,387
6,998 Progyny, Inc.
m
240,661
142 RAPT Therapeutics, Inc.
m
4,125
909 Regeneron Pharmaceuticals, Inc.
m
689,449
1,642 Sarepta Therapeutics, Inc.
m
205,201
7,501 Stevanato Group SPA 147,620
541 Teleflex, Inc. 131,690
Shares Common Stock (30.5%) Value
Health Care (4.4%) - continued
165 UnitedHealth Group, Inc. $ 82,366
22,651 Viemed Healthcare, Inc.
m
192,307
754 Waters Corporation
m
247,749
3,179 Zimmer Biomet Holdings, Inc. 404,814
2,212 Zoetis, Inc. 366,064
384 Zymeworks, Inc.
m
3,629
Total 18,383,061
Industrials (3.9%)
930 3M Company 107,024
3,175 Advanced Drainage Systems, Inc. 320,167
8,476 Air Lease Corporation 381,166
2,528 AMETEK, Inc. 366,358
2,568 ASGN, Inc.
m
233,560
13,082 Badger Infrastructure Solutions,
Ltd. 311,675
6,127 Barnes Group, Inc. 271,181
926 Carlisle Companies, Inc. 232,296
132 Caterpillar, Inc. 33,302
819 Chart Industries, Inc.
m
109,730
6,497 Cimpress plc
m
212,387
755 Cintas Corporation 335,024
17,522 CNH Industrial NV 310,490
4,778 Crane Holdings, Company 553,818
19,896 CSX Corporation 615,184
1,261 Curtiss-Wright Corporation 209,074
269 Deere & Company 113,744
9,981 Delta Air Lines, Inc.
m
390,257
5,434 Emerson Electric Company 490,255
2,824 Expeditors International of
Washington, Inc. 305,416
5,424 Fastenal Company 274,183
3,066 Forward Air Corporation 330,668
521 FTI Consulting, Inc.
m
83,110
1,745 General Dynamics Corporation 406,690
84 Gorman-Rupp Company 2,413
4,686 Greenbrier Companies, Inc. 144,891
5,467 Helios Technologies, Inc. 360,822
8,869 Howmet Aerospace, Inc. 360,880
207 Hubbell, Inc. 47,384
6,930 IAA, Inc.
m
289,189
681 IDEX Corporation 163,222
18,065 Janus International Group, Inc.
m
198,715
4,551 Johnson Controls International plc 316,613
783 KBR, Inc. 40,113
1,460 L3Harris Technologies, Inc. 313,637
303 Leidos Holdings, Inc. 29,949
2,604 Lincoln Electric Holdings, Inc. 434,529
3,614 ManpowerGroup, Inc. 314,996
1,438 Middleby Corporation
m
223,537
4,751 Miller Industries, Inc. 137,827
1,406 Norfolk Southern Corporation 345,609
496 Northrop Grumman Corporation 222,228
1,440 Old Dominion Freight Line, Inc. 479,866
2,448 Parker-Hannifin Corporation 798,048
2,451 Pentair plc 135,736
2,015 Planet Labs PBC
m
9,974
3,450 Quanta Services, Inc. 525,055
5,988 Southwest Airlines Company 214,191
7,377 Sun Country Airlines Holdings,
Inc.
m
137,729
2,943 Tennant Company 206,393
5,041 Timken Company 415,126
15,715 Uber Technologies, Inc.
m
486,065
1,056 Union Pacific Corporation 215,625

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.5%) Value
Industrials (3.9%) - continued
3,493 United Parcel Service, Inc. $ 647,008
2,312 United Rentals, Inc.
m
1,019,476
Total 16,233,605
Information Technology (5.8%)
1,184 Adobe, Inc.
m
438,483
264 Akamai Technologies, Inc.
m
23,483
1,772 Amphenol Corporation 141,352
927 ANSYS, Inc.
m
246,916
20,349 Apple, Inc. 2,936,157
2,697 Applied Materials, Inc. 300,688
1,369 Autodesk, Inc.
m
294,554
8,330 BigCommerce Holdings, Inc.
m
102,126
1,474 Bill.com Holdings, Inc.
m
170,424
5,449 Block, Inc.
m
445,292
380 Cadence Design Systems, Inc.
m
69,475
8,589 Ciena Corporation
m
446,800
25,668 Cisco Systems, Inc. 1,249,262
5,627 Cohu, Inc.
m
203,022
2,028 Dolby Laboratories, Inc. 161,348
13,148 Dropbox, Inc.
m
305,428
636 Enphase Energy, Inc.
m
140,798
5,082 Fidelity National Information
Services, Inc. 381,353
1,146 Fiserv, Inc.
m
122,255
16,815 Gilat Satellite Networks, Ltd.
i,m
92,651
141 KLA-Tencor Corporation 55,340
13,372 Knowles Corporation
m
257,144
310 Lam Research Corporation 155,031
773 Littelfuse, Inc. 198,421
3,585 Mastercard, Inc. 1,328,601
3,403 MAXIMUS, Inc. 254,714
4,356 Microchip Technology, Inc. 338,113
16,618 Microsoft Corporation 4,118,107
2,388 MKS Instruments, Inc. 244,340
1,276 NICE, Ltd. ADR
m
264,681
6,763 NVIDIA Corporation 1,321,287
4,810 ON Semiconductor Corporation
m
353,294
146 Paycom Software, Inc.
m
47,295
9,440 PayPal Holdings, Inc.
m
769,266
126 PDF Solutions, Inc.
m
4,004
480 Plexus Corporation
m
46,075
9,051 QUALCOMM, Inc. 1,205,684
861 Rambus, Inc.
m
34,845
4,735 Salesforce, Inc.
m
795,338
10,569 Samsung Electronics Company,
Ltd. 526,445
1,454 ServiceNow, Inc.
m
661,759
877 Skyworks Solutions, Inc. 96,181
2,885 Splunk, Inc.
m
276,296
326 Teradyne, Inc. 33,154
5,097 Texas Instruments, Inc. 903,239
4,601 Trimble, Inc.
m
267,134
33,766 TTM Technologies, Inc.
m
530,801
211 Visa, Inc. 48,574
446 Western Digital Corporation
m
19,602
3,140 Wolfspeed, Inc.
m
241,811
2,422 Workiva, Inc.
m
209,576
Total 23,878,019
Materials (1.4%)
1,687 Allegheny Technologies, Inc.
m
61,390
1,987 AptarGroup, Inc. 229,777
3,248 Ashland, Inc. 354,909
412 Avery Dennison Corporation 78,049
Shares Common Stock (30.5%) Value
Materials (1.4%) - continued
14,093 Axalta Coating Systems, Ltd.
m
$ 424,199
6,905 Ball Corporation 402,147
6,285 Carpenter Technology Corporation 303,503
616 Celanese Corporation 75,891
3,657 CF Industries Holdings, Inc. 309,748
156 Crown Holdings, Inc. 13,753
4,114 Eastman Chemical Company 362,731
4,751 Ingevity Corporation
m
391,672
28,887 Ivanhoe Mines, Ltd.
m
271,382
623 Linde plc 206,176
1,782 LyondellBasell Industries NV 172,302
4,250 Nucor Corporation 718,335
3,201 PPG Industries, Inc. 417,218
4,922 Steel Dynamics, Inc. 593,790
1,971 United States Lime & Minerals, Inc. 299,198
1,201 United States Steel Corporation 34,217
Total 5,720,387
Real Estate (0.9%)
3,621 Agree Realty Corporation 270,235
1,980 Alexandria Real Estate Equities,
Inc. 318,265
979 AvalonBay Communities, Inc. 173,714
1,646 Camden Property Trust 202,804
2,451 CBRE Group, Inc.
m
209,585
2,183 Digital Realty Trust, Inc. 250,216
526 Equity Commonwealth 13,424
182 Equity Residential 11,584
28 Extra Space Storage, Inc. 4,419
23,746 Healthcare Realty Trust, Inc. 511,251
20,797 Host Hotels & Resorts, Inc. 392,024
10,092 Independence Realty Trust, Inc. 190,032
496 Kite Realty Group Trust 10,763
647 National Retail Properties, Inc. 30,636
9,199 National Storage Affiliates Trust 375,319
8,871 Pebblebrook Hotel Trust 145,484
1,527 Public Storage, Inc. 464,727
928 SBA Communications Corporation 276,108
Total 3,850,590
Utilities (1.0%)
5,742 Alliant Energy Corporation 310,240
516 American Electric Power
Company, Inc. 48,483
1,326 Black Hills Corporation 95,976
9,772 CenterPoint Energy, Inc. 294,333
4,864 Constellation Energy Corporation 415,191
3,706 Duke Energy Corporation 379,680
7,635 Entergy Corporation 826,718
2,010 Evergy, Inc. 125,927
1,885 NextEra Energy, Inc. 140,678
10,539 NiSource, Inc. 292,457
1,579 NorthWestern Corporation 89,687
785 OGE Energy Corporation 30,866
3,273 Portland General Electric
Company 155,729
5,048 Public Service Enterprise Group,
Inc. 312,623
2,673 Sempra Energy 428,562
2,179 Spire, Inc. 157,367
Total 4,104,517
Total Common Stock
(cost $98,896,517) 126,295,704

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 15.1% ) Value
Unaffiliated  (2.2%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. $ 65,938
8,400 AllianceBernstein Global High
Income Fund, Inc. 85,260
10,736 Allspring Income Opportunities
Fund 73,864
4,533 BlackRock Core Bond Trust 51,812
8,082 BlackRock Corporate High Yield
Fund, Inc. 75,001
7,585 BlackRock Credit Allocation
Income Trust 85,862
730 BlackRock Debt Strategies Fund,
Inc. 7,161
275 BlackRock Enhanced Equity
Dividend Trust 2,557
5,894 BlackRock Enhanced Global
Dividend Trust 61,533
2,000 BlackRock Enhanced International
Dividend Trust 11,020
400 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,780
1,333 BlackRock Income Trust, Inc. 17,516
4,415 BlackRock Multi-Sector Income
Trust 66,490
5,163 Blackstone Strategic Credit Fund 57,464
7,137 Eaton Vance Limited Duration
Income Fund 73,369
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,770
3,434 Energy Select Sector SPDR Fund 308,820
6,825 First Trust High Income Long/Short
Fund 82,719
2,574 Invesco Dynamic Credit
Opportunities Fund
e
27,585
11,700 iShares Preferred and Income
Securities ETF 393,120
2,991 Materials Select Sector SPDR
Fund 253,188
17,475 Nuveen Credit Strategies Income
Fund 94,889
2,550 Nuveen Preferred Income
Opportunities Fund 20,298
3,175 Nuveen Quality Preferred Income
Fund II 24,225
7,347 PGIM Global High Yield Fund, Inc. 87,062
7,283 PGIM High Yield Bond Fund, Inc. 95,116
2,769 Pimco Dynamic Income Fund
i
57,014
49,873 SPDR Bloomberg High Yield Bond
ETF 4,669,609
40,460 SPDR Bloomberg Short Term High
Yield Bond ETF
i
1,012,309
2,081 SPDR S&P Biotech ETF
i,m
185,001
1,069 Tri-Continental Corporation 29,323
9,907 Vanguard Short-Term Corporate
Bond ETF 757,688
3,800 Virtus Convertible & Income Fund 15,048
4,042 Virtus Dividend, Interest &
Premium Strategy Fund 49,757
775 Virtus Equity & Convertible Income
Fund 15,717
10,271 Voya Global Equity Dividend &
Premium Opportunity Fund 56,491
Shares
Registered Investment
Companies (15.1%) Value
Unaffiliated  (2.2%)- continued
16,528 Western Asset High Income
Opportunity Fund, Inc. $ 67,269
Total 9,046,645
Affiliated  (12.9%)
3,021,975 Thrivent Core Emerging Markets
Debt Fund 23,601,625
3,165,307 Thrivent Core International Equity
Fund 29,912,149
Total 53,513,774
Total Registered Investment
Companies (cost $68,000,368) 62,560,419
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
j
202,981
2,171 Paramount Global, Convertible,
5.750%
i
71,296
3,000 Telephone and Data Systems, Inc.,
6.000%
j
51,960
Total 326,237
Consumer Non-Cyclical (0.2%)
5,854 Becton, Dickinson and Company,
Convertible, 6.000% 294,808
2,301 Boston Scientific Corporation,
Convertible, 5.500% 262,613
800 CHS, Inc., 7.100%
d,j
20,448
74 Danaher Corporation, Convertible,
5.000% 99,456
Total 677,325
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
j
56,152
1,450 Energy Transfer, LP, 7.600%
d,j
34,800
1,145 Nustar Logistics, LP, 11.526%
d
28,705
326 UGI Corporation, Convertible,
7.250%
i
29,819
Total 149,476
Financials (0.6%)
2,475 Aegon Funding Corporation II,
5.100% 56,059
5,200 Allstate Corporation, 5.100%
j
124,904
3,000 Bank of America Corporation,
4.250%
j
58,050
228 Bank of America Corporation,
Convertible, 7.250%
j
283,678
5,050 Capital One Financial Corporation,
5.000%
i,j
110,544
5,375 Equitable Holdings, Inc., 5.250%
j
121,583
140 First Horizon Bank, 5.660%
*,d,j
116,200
2,600 First Republic Bank, 4.500%
j
51,610
4,500 J.P. Morgan Chase & Company,
4.200%
j
89,550
3,350 J.P. Morgan Chase & Company,
4.750%
j
73,700
2,875 J.P. Morgan Chase & Company,
5.750%
i,j
71,818
4,263 KKR & Company, Inc.,
Convertible, 6.000% 288,008
2,600 Morgan Stanley, 4.250%
i,j
51,844

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.0%) Value
Financials (0.6%) - continued
5,040 Morgan Stanley, 5.850%
d,j
$ 126,756
2,800 Morgan Stanley, 7.125%
d,j
71,232
5,275 Public Storage, 4.125%
j
101,597
1,125 Public Storage, 4.625%
j
24,086
300 Public Storage, 4.700%
j
6,507
775 Regions Financial Corporation,
5.700%
d,j
19,274
725 Synovus Financial Corporation,
5.875%
d,j
17,958
4,325 Truist Financial Corporation,
4.750%
i,j
96,015
2,650 U.S. Bancorp, 4.000%
j
50,827
4,500 Wells Fargo & Company, 4.250%
j
87,795
259 Wells Fargo & Company,
Convertible, 7.500%
j
325,819
Total 2,425,414
Utilities (0.1%)
3,152 AES Corporation, Convertible,
6.875% 314,696
1,510 American Electric Power
Company, Inc., Convertible,
6.125% 77,689
5,650 CMS Energy Corporation, 4.200%
j
112,265
837 NextEra Energy, Inc., Convertible,
6.926% 40,084
265 NiSource, Inc., Convertible,
7.750% 27,971
2,750 Southern Company, 4.950% 62,040
Total 634,745
Total Preferred Stock
(cost $4,512,919) 4,213,197
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
3,197,915 Thrivent Cash Management Trust 3,197,915
Total Collateral Held for
Securities Loaned
(cost $3,197,915) 3,197,915
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
1,600,000 4.195%, 2/8/2023
n,o
1,598,604
800,000 4.271%, 2/15/2023
n,o
798,605
100,000 4.550%, 4/5/2023
n,o
99,185
Thrivent Core Short-Term Reserve
Fund
3,659,701 4.830% 36,597,009
U.S. Treasury Bills
100,000 4.090%, 2/9/2023
n,p
99,907
100,000 4.162%, 2/23/2023
n,p
99,728
Total Short-Term Investments
(cost $39,284,231) 39,293,038
Total Investments (cost
$412,903,390) 103.2% $427,313,182
Other Assets and Liabilities, Net
(3.2%) (13,238,210)
Total Net Assets 100.0% $414,074,972
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $47,944,597 or
11.6% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of January 31, 2023 was $116,200 or
0.03% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 107,380

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,686,568
Common Stock 1,440,463
Total lending $3,127,031
Gross amount payable upon return of
collateral for securities loaned $3,197,915
Net amounts due to counterparty $70,884
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,003,590 – 920,923 82,667
Capital Goods 2,166,125 – 2,091,403 74,722
Communications Services 3,979,642 – 3,730,044 249,598
Consumer Cyclical 4,800,434 – 4,800,434 –
Consumer Non-Cyclical 3,069,870 – 3,069,870 –
Energy 574,222 – 574,222 –
Financials 1,671,196 – 1,671,196 –
Technology 4,957,984 – 4,957,984 –
Transportation 1,507,071 – 1,507,071 –
Utilities 183,306 – 183,306 –
Long-Term Fixed Income
Asset-Backed Securities 17,181,216 – 17,181,216 –
Basic Materials 2,333,865 – 2,333,865 –
Capital Goods 4,446,098 – 4,446,098 –
Collateralized Mortgage Obligations 12,897,902 – 12,897,902 –
Commercial Mortgage-Backed Securities 1,894,786 – 1,894,786 –
Communications Services 5,742,846 – 5,742,846 –
Consumer Cyclical 7,967,517 – 7,967,517 –
Consumer Non-Cyclical 7,235,183 – 7,235,183 –
Energy 6,158,912 – 6,158,912 –
Financials 21,654,477 – 21,654,477 –
Foreign Government 60,811 – 60,811 –
Mortgage-Backed Securities 53,012,936 – 53,012,936 –
Technology 6,006,509 – 6,006,509 –
Transportation 1,963,997 – 1,963,997 –
U.S. Government & Agencies 16,095,023 – 16,095,023 –
Utilities 3,187,391 – 3,187,391 –
Common Stock
Communications Services 7,545,723 7,540,446 5,277 –
Consumer Discretionary 13,648,087 13,648,087 – –
Consumer Staples 6,957,940 6,957,940 – –
Energy 7,169,243 7,169,243 – –
Financials 18,804,532 18,417,316 387,216 –
Health Care 18,383,061 18,383,061 – –
Industrials 16,233,605 15,921,930 311,675 –
Information Technology 23,878,019 23,351,574 526,445 –
Materials 5,720,387 5,449,005 271,382 –
Real Estate 3,850,590 3,850,590 – –
Utilities 4,104,517 4,104,517 – –
Registered Investment Companies
Unaffiliated 9,046,645 9,019,060 – 27,585
Preferred Stock
Communications Services 326,237 326,237 – –
Consumer Non-Cyclical 677,325 677,325 – –
Energy 149,476 149,476 – –
Financials 2,425,414 2,309,214 116,200 –
Utilities 634,745 594,661 40,084 –
Short-Term Investments 2,696,029 – 2,696,029 –
Subtotal Investments in Securities $334,004,484 $137,869,682 $195,700,230 $434,572
Other Investments  * Total
Affiliated Registered Investment Companies 53,513,774
Affiliated Short-Term Investments 36,597,009
Collateral Held for Securities Loaned 3,197,915
Subtotal Other Investments $93,308,698
Total Investments at Value $427,313,182
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,099,443 1,099,443 – –
Total Asset Derivatives $1,099,443 $1,099,443 $– $–
Liability Derivatives
Futures Contracts 899,623 899,623 – –
Call Options Written 8,747 – – 8,747
Credit Default Swaps 134,137 – 134,137 –
Total Liability Derivatives $1,042,507 $899,623 $134,137 $8,747
The following table presents Balanced Income Plus Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$1,896,918 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 March 2023 $ 4,390,063 $ 76,047
CBOT 5-Yr. U.S. Treasury Note 29 March 2023 3,131,411 36,613
CBOT U.S. Long Bond 52 March 2023 6,513,957 239,543
CME E-mini S&P 500 Index 29 March 2023 5,648,247 282,253
CME Ultra Long Term U.S. Treasury Bond 49 March 2023 6,543,194 402,556
ICE US mini MSCI Emerging Markets Index 78 March 2023 4,011,509 62,431
Total Futures Long Contracts $ 30,238,381 $ 1,099,443
CME E-mini Russell 2000 Index (95) March 2023 ( $ 8,704,545) ( $ 507,605)
CME E-mini S&P Mid-Cap 400 Index (23) March 2023 (5,788,100) (336,570)
ICE mini MSCI EAFE Index (7) March 2023 (697,213) (44,437)
Ultra 10-Yr. U.S. Treasury Note (4) March 2023 (473,802) (11,011)
Total Futures Short Contracts ( $ 15,663,660) ($899,623)
Total Futures Contracts $ 14,574,721 $199,820
The following table presents Balanced Income Plus Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.85) $ 98.94 February 2023 (3,801,875) ( $ 8,747) $ 16,519
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($8,747) $16,519
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of January 31, 2023. Investments totaling $199,635 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,830,000 $ – ( $ 134,137) ( $ 134,137)
Total Credit Default Swaps $– ($134,137) ($134,137)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,791 $349 $800 $23,602 3,022 5.7%
Core International Equity 25,525 694 – 29,912 3,165 7.2
Total Affiliated Registered Investment
Companies 47,316 53,514 12.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 43,215 68,099 74,717 36,597 3,660 8.8
Total Affiliated Short-Term Investments 43,215 36,597 8.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,227 26,168 31,197 3,198 3,198 0.8
Total Collateral Held for Securities Loaned 8,227 3,198 0.8
Total Value $98,758 $ 93,309
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($164) $2,426 $– $349
Core International Equity – 3,693 – 694
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 0 0 – 548
Total Income/Non Income Cash from Affiliated Investments $1,591
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total ($164) $6,119 $–

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 78.9% ) Value
Communications Services (4.3%)
212,879 Alphabet, Inc., Class C
a
$ 21,260,226
3,235 AMC Networks, Inc.
a
59,880
542,475 Auto Trader Group plc
b
4,208,777
54,722 Bollore SA 306,189
58 Cable One, Inc. 45,813
60,229 Carsales.com, Ltd. 975,123
134,124 Comcast Corporation 5,277,779
2,699 DISH Network Corporation
a
38,839
566 Electronic Arts, Inc. 72,833
4,336 Emerald Holding, Inc.
a
17,301
803 EverQuote, Inc.
a
12,527
5,165 Interpublic Group of Companies,
Inc. 188,316
12,714 Ipsos SA 823,960
37,300 KDDI Corporation 1,165,381
880 Liberty Broadband Corporation,
Class C
a
79,006
11,732 Liberty Global plc, Class A
a
254,467
1,295 Liberty Latin America, Ltd.
a
12,743
3,927 Live Nation Entertainment, Inc.
a
316,084
2,933 Match Group, Inc.
a
158,734
154,865 Mediaset Espana Comunicacion
SA
a
554,870
59,229 Meta Platforms, Inc.
a
8,823,344
150,024 Moneysupermarket.com Group plc 441,677
15,079 Netflix, Inc.
a
5,335,855
2,644 New York Times Company 92,117
50,504 Nine Entertainment Company
Holdings, Ltd. 73,071
64,000 Nintendo Company, Ltd. 2,774,900
6,100 Nippon Telegraph and Telephone
Corporation 182,912
4,280 Omnicom Group, Inc. 368,037
24,336 Publicis Groupe SA 1,716,645
34,327 QuinStreet, Inc.
a
526,233
11,648 REA Group, Ltd. 1,044,498
1,333 ROBLOX Corporation
a
49,601
34,613 Rogers Communications, Inc. 1,682,849
378 SciPlay Corporation
a
6,422
1,453 Scout24 SE
b
84,590
60,636 SEEK, Ltd. 1,050,154
6,233 Snap, Inc.
a
72,053
68,000 SoftBank Group Corporation 3,219,261
9,335 Telenet Group Holding NV 160,908
2,853 Telephone & Data Systems, Inc. 38,145
3,351 Trade Desk, Inc.
a
169,896
1,332 Tripadvisor, Inc.
a
31,036
66,100 TV Asahi Holdings Corporation 684,070
137,786 Verizon Communications, Inc. 5,727,764
231,540 Warner Bros. Discovery, Inc.
a
3,431,423
194 Yelp, Inc.
a
6,113
384,600 Z Holdings Corporation 1,119,078
15,716 Ziff Davis, Inc.
a
1,406,268
1,963 ZipRecruiter, Inc.
a
38,553
33,313 ZoomInfo Technologies, Inc.
a
940,426
Total 77,126,747
Consumer Discretionary (8.9%)
5,644 2U, Inc.
a
48,708
161,311 Amazon.com, Inc.
a
16,636,003
1,073 American Axle & Manufacturing
Holdings, Inc.
a
9,518
34,949 Aptiv plc
a
3,952,382
188,163 Aristocrat Leisure, Ltd. 4,542,871
6,084 Autoliv, Inc. 560,458
Shares Common Stock (78.9%) Value
Consumer Discretionary (8.9%) - continued
110 AutoNation, Inc.
a
$ 13,939
106,977 B&M European Value Retail SA 591,616
7,803 Bayerische Motoren Werke AG 794,847
1,630 Beazer Homes USA, Inc.
a
26,683
3,957 Best Buy Company, Inc. 351,065
3,496 Bloomin' Brands, Inc. 84,778
2,113 Booking Holdings, Inc.
a
5,143,253
764 Brunello Cucinelli SPA 63,634
1,723 Brunswick Corporation 145,301
855 Buckle, Inc. 37,620
5,334 Burlington Stores, Inc.
a
1,225,913
5,477 Carnival Corporation
a
59,261
3,600 Cheesecake Factory, Inc. 141,300
721 Chegg, Inc.
a
14,968
4,169 Chico's FAS, Inc.
a
21,971
2,691 Chipotle Mexican Grill, Inc.
a
4,430,409
21,700 Chiyoda Company, Ltd. 132,350
555 Chuy's Holdings, Inc.
a
18,998
37,698 Clarus Corporation 378,865
289 Columbia Sportswear Company 27,715
21,366 Compagnie Financiere Richemont
SA 3,293,725
17,213 Compass Group plc 411,184
3,081 Container Store Group, Inc.
a
16,052
19,493 Cooper-Standard Holdings, Inc.
a
325,728
4,943 Culp, Inc. 25,704
47,794 D.R. Horton, Inc. 4,716,790
636 Darden Restaurants, Inc. 94,109
1,400 Denso Corporation 75,608
6,453 Designer Brands, Inc. 66,530
911 D'ieteren Group 174,105
353 Dollar Tree, Inc.
a
53,014
10,136 Dollarama, Inc. 606,156
1,204 Dorman Products, Inc.
a
116,860
2,374 Duolingo, Inc.
a
226,693
5,663 eBay, Inc. 280,318
28,974 Entain plc 534,300
81,118 Everi Holdings, Inc.
a
1,409,020
953 Evolution Gaming Group AB
b
107,109
300 Fast Retailing Company, Ltd. 182,208
17,905 Ferrari NV 4,474,157
11,617 Five Below, Inc.
a
2,290,059
2,373 Flutter Entertainment plc
a
368,604
16,034 Foot Locker, Inc. 697,639
162,871 Ford Motor Company 2,200,387
1,245 Fox Factory Holding Corporation
a
147,022
12,872 Gap, Inc. 174,673
1,359 Garmin, Ltd. 134,378
7,824 Gentex Corporation 230,886
207,600 Genting Singapore, Ltd. 157,228
327 Genuine Parts Company 54,877
9,857 Goodyear Tire & Rubber
Company
a
110,891
2,158 H&R Block, Inc. 84,119
1,499 Harley-Davidson, Inc. 68,999
308 Hasbro, Inc. 18,224
3,551 Hermes International 6,645,701
381 Hibbet, Inc. 25,283
3,069 Hilton Worldwide Holdings, Inc. 445,281
17,990 Home Depot, Inc. 5,831,818
113,600 Honda Motor Company, Ltd. 2,810,068
4,677 Hyatt Hotels Corporation
a
510,354
41,400 Iida Group Holdings Company,
Ltd. 690,157
127,002 Industria de Diseno Textil SA 3,965,090

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Consumer Discretionary (8.9%) - continued
58,591 InterContinental Hotels Group plc $ 4,067,593
3,300 Izumi Company, Ltd. 74,718
33,429 JB Hi-Fi, Ltd. 1,149,375
952 KB Home 36,604
8,422 Kohl's Corporation 272,620
6,600 KOMEDA Holdings Company, Ltd. 122,716
292 Kura Sushi USA, Inc.
a
18,145
4,204 La Francaise des Jeux SAEM
b
179,880
2,062 La-Z-Boy, Inc. 58,623
4,832 Lear Corporation 704,409
1,654 Lennar Corporation 169,370
5,025 Lithia Motors, Inc. 1,322,580
665,124 Lottery Corporation, Ltd.
a
2,218,294
33,946 Lowe's Companies, Inc. 7,069,254
5,187 LVMH Moet Hennessy Louis
Vuitton SE 4,528,105
11,871 Macy's, Inc. 280,512
6,430 Magna International, Inc.
c
417,564
182 Marriott Vacations Worldwide
Corporation 29,127
18,300 McDonald's Holdings Company
(Japan), Ltd. 722,985
70,000 Melco International Development,
Ltd.
a
91,098
58,313 Melco Resorts & Entertainment.
Ltd. ADR
a
796,556
2,256 Modine Manufacturing Company
a
53,896
5,945 Mohawk Industries, Inc.
a
713,757
4,761 Moncler SPA 297,978
14,016 Newell Brands, Inc. 223,695
12,632 Next plc 1,034,234
47,775 NIKE, Inc. 6,083,191
8,600 Nitori Holdings Company, Ltd. 1,138,260
17,728 Nordstrom, Inc.
c
346,405
258 NVR, Inc.
a
1,359,660
117 O'Reilly Automotive, Inc.
a
92,705
16,000 Oriental Land Company, Ltd. 2,665,920
5,700 Pan Pacific International Holdings
Company 105,411
8,874 Papa John's International, Inc. 795,909
1,148 Patrick Industries, Inc. 81,474
3,916 PENN Entertainment, Inc.
a
138,822
23,769 Planet Fitness, Inc.
a
2,012,046
3,657 Playa Hotels and Resorts NV
a
27,720
3,663 Polaris, Inc. 420,659
63,040 Porsche Automobil Holding SE 3,769,568
3,353 Premier Investments, Ltd. 66,303
4,905 PVH Corporation 440,960
4,898 Ross Stores, Inc. 578,895
1,366 Royal Caribbean Cruises, Ltd.
a
88,708
2,289 Ruth's Hospitality Group, Inc. 39,623
204,400 Sands China, Ltd.
a
766,518
30,400 Sangetsu Company, Ltd. 534,223
30,900 Sekisui House, Ltd. 583,987
1,225 Six Flags Entertainment
Corporation
a
32,891
12,550 Skyline Champion Corporation
a
739,823
33,200 Sony Group Corporation 2,966,473
49,167 Sony Group Corporation ADR 4,398,480
191,641 Stellantis NV 3,012,773
500 Taylor Morrison Home Corporation
a
17,900
36,971 Tesla, Inc.
a
6,404,117
2,090 Texas Roadhouse, Inc. 209,899
35,317 ThredUp, Inc.
a
61,098
3,500 Tokyotokeiba Company, Ltd. 104,338
353 TopBuild Corporation
a
70,621
Shares Common Stock (78.9%) Value
Consumer Discretionary (8.9%) - continued
287,700 Toyota Motor Corporation $ 4,225,082
5,280 Travel + Leisure Company 223,714
519 TravelCenters of America, Inc.
a
23,625
1,617 Ulta Beauty, Inc.
a
831,073
165 Vail Resorts, Inc. 43,286
1,694 VF Corporation 52,412
2,202 Visteon Corporation
a
344,261
1,626 Volkswagen AG 284,614
14,441 Wendy's Company 322,034
4,681 Wingstop, Inc. 741,798
11,063 Wyndham Hotels & Resorts, Inc. 857,493
31,600 Wynn Macau, Ltd.
a
36,167
17,496 Xometry, Inc.
a,c
612,710
50,800 ZOZO, Inc. 1,316,899
1,453 Zumiez, Inc.
a
37,531
Total 161,067,301
Consumer Staples (4.5%)
38,808 Alimentation Couche-Tard, Inc. 1,772,180
16,900 Arcs Company, Ltd. 285,597
7,900 Asahi Group Holdings, Ltd. 260,876
24,571 BJ's Wholesale Club Holdings,
Inc.
a
1,780,660
100,138 British American Tobacco plc 3,838,666
1,020 Cal-Maine Foods, Inc. 58,364
6,816 Casey's General Stores, Inc. 1,607,963
15,321 Celsius Holdings, Inc.
a
1,537,003
597 Coca-Cola European Partners plc 33,563
6,737 Coca-Cola HBC AG 163,718
161,295 Coles Group, Ltd. 2,028,712
187,347 Coty, Inc.
a
1,865,976
1,437 Darling Ingredients, Inc.
a
95,259
18,522 Davide Campari-Milano NV 198,686
135,285 Diageo plc 5,915,477
20,404 e.l.f. Beauty, Inc.
a
1,174,250
18,576 Flowers Foods, Inc. 514,369
31,350 ForFarmers BV 105,697
685 Heineken Holding NV 56,557
4,076 Heineken NV 407,349
262 Hershey Company 58,845
95,163 Imperial Brands plc 2,387,279
1,171 Ingredion, Inc. 120,379
160,600 Japan Tobacco, Inc. 3,274,943
1,300 Kikkoman Corporation 68,760
56,371 Koninklijke Ahold Delhaize NV 1,682,497
13,180 Kroger Company 588,223
56,437 Lamb Weston Holdings, Inc. 5,637,492
650 Lancaster Colony Corporation 124,742
7,088 Loblaw Companies, Ltd. 634,993
830 McCormick & Company, Inc. 62,350
8,200 Ministop Company, Ltd. 89,439
85,706 Nestle SA 10,456,908
3,027 Performance Food Group
Company
a
185,616
119,495 Philip Morris International, Inc. 12,456,159
4,013 Post Holdings, Inc.
a
381,034
135 Seneca Foods Corporation
a
8,438
1,676 Sprouts Farmers Markets, Inc.
a
53,548
41,445 Sysco Corporation 3,210,330
8,700 Toyo Suisan Kaisha, Ltd. 359,491
21,437 Turning Point Brands, Inc. 497,553
1,917 Tyson Foods, Inc. 126,043
53,264 Unilever plc 2,704,037
34,572 US Foods Holding Corporation
a
1,318,230
80,534 Walmart, Inc. 11,586,427

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Consumer Staples (4.5%) - continued
2,400 Yakult Honsha Company, Ltd. $ 171,331
Total 81,946,009
Energy (5.1%)
9,104 Antero Midstream Corporation 99,234
1,052 APA Corporation 46,635
61,473 ARC Resources, Ltd. 714,270
9,812 Archrock, Inc. 97,237
3,822 Baker Hughes Company 121,310
35,202 Baytex Energy Corporation
a
162,973
753,296 BP plc 4,550,092
129,183 BP plc ADR 4,680,300
597 Cactus, Inc. 32,304
1,679 California Resources Corporation 71,744
2,844 Callon Petroleum Company
a
121,012
69,380 Canadian Natural Resources, Ltd. 4,258,588
7,411 ChampionX Corporation 244,711
557 Cheniere Energy, Inc. 85,104
165 Civitas Resources, Inc. 10,981
17,892 Clean Energy Fuels Corporation
a
101,269
1,394 Comstock Resources, Inc. 16,937
62,489 ConocoPhillips 7,615,534
52,325 Crescent Point Energy Corporation 390,899
61,623 Devon Energy Corporation 3,897,038
240,700 Eneos Holdings, Inc. 861,753
190,684 Enterprise Products Partners, LP 4,881,510
18,875 EQT Corporation 616,646
105,744 Equinor ASA 3,222,724
22,803 Exxon Mobil Corporation 2,645,376
5,454 Green Plains, Inc.
a
189,636
61 Gulfport Energy Corporation
a
4,157
64,732 Halliburton Company 2,668,253
2,099 Helmerich & Payne, Inc. 101,676
4,634 HF Sinclair Corporation 263,675
41,700 Inpex Corporation 458,227
4,711 International Seaways, Inc. 182,975
23,001 Liberty Energy, Inc. 364,106
2,516 Magnolia Oil & Gas Corporation 59,403
5,131 Marathon Oil Corporation 140,949
29,503 Marathon Petroleum Corporation 3,791,726
19,741 Matador Resources Company 1,306,065
6,942 Neste Oil Oyj 331,842
3,435 NexTier Oilfield Solutions, Inc.
a
32,358
26,591 NOV, Inc. 649,884
32,181 OMV AG 1,611,947
8,247 Par Pacific Holdings, Inc.
a
220,442
2,223 Patterson-UTI Energy, Inc. 37,346
7,356 PBF Energy, Inc. 308,878
23,252 Pembina Pipeline Corporation 825,017
8,115 Phillips 66 813,691
31,736 Pioneer Natural Resources
Company 7,310,388
29,910 ProPetro Holding Corporation
a
297,604
1,035 Range Resources Corporation 25,896
15,797 Repsol SA 259,494
44,719 Saras SPA
a
77,531
1,049 Select Energy Services, Inc. 9,210
296,000 Shell plc 8,689,892
5,826 SM Energy Company 191,501
1,449 Solaris Oilfield Infrastructure, Inc. 15,345
5,386 Southwestern Energy Company
a
29,731
42,999 Suncor Energy, Inc. 1,492,386
33,585 Talos Energy, Inc.
a
665,319
163,929 TC Energy Corporation 7,063,282
6,134 Technip Energies NV 118,921
Shares Common Stock (78.9%) Value
Energy (5.1%) - continued
2,115 Technip Energies NV ADR $ 40,899
151,011 TechnipFMC plc
a
2,097,543
4,679 TORM plc 118,498
125,197 TotalEnergies SE 7,739,747
14,762 Tourmaline Oil Corporation 687,980
8,015 U.S. Silica Holdings, Inc.
a
98,104
5,986 Viper Energy Partners, LP 190,055
6,380 Williams Companies, Inc. 205,691
Total 91,333,451
Financials (13.2%)
36,173 AB Industrivarden, Class A 958,235
56,824 AB Industrivarden, Class C 1,497,010
19,734 AGNC Investment Corporation 228,914
20,543 Allianz SE 4,912,096
4,880 Allstate Corporation 626,934
2,576 Ambac Financial Group, Inc.
a
42,916
25,489 American Express Company 4,458,791
4,229 American Financial Group, Inc. 603,013
8,293 Annaly Capital Management, Inc. 194,637
85 Apollo Global Management, Inc. 6,016
9,652 Arthur J. Gallagher & Company 1,889,089
690 Assurant, Inc. 91,487
2,683 Assured Guaranty, Ltd. 167,956
35,404 Australia and New Zealand
Banking Group, Ltd. 630,065
6,899 Avanza Bank Holding AB 159,185
37,840 Azimut Holding SPA 944,698
11,295 Baloise Holding AG 1,857,722
3,309 Banc of California, Inc. 57,643
16,443 Banca Farmafactoring SPA
b
152,067
55,683 Banca Mediolanum SPA 532,740
37,447 Banco Bilbao Vizcaya Argentaria
SA 264,516
255,880 Bank Hapoalim, Ltd. 2,303,063
386,334 Bank Leumi Le-Israel BM 3,414,182
217,166 Bank of America Corporation 7,705,050
13,355 Bank of New York Mellon
Corporation 675,362
31,210 Bank of Nova Scotia 1,689,569
4,910 BankFinancial Corporation 49,542
405,763 Barclays plc 932,763
594 BayCom Corporation 11,945
998 BCB Bancorp, Inc. 17,954
22,277 Beazley plc 183,326
188,000 BOC Hong Kong (Holdings), Ltd. 657,039
429 Bread Financial Holdings, Inc. 17,602
5,319 Brighthouse Financial, Inc.
a
299,300
655 Brookline Bancorp, Inc. 8,567
493 Byline Bancorp, Inc. 12,226
559,034 CaixaBank SA 2,480,402
154,754 Canadian Imperial Bank of
Commerce 7,064,566
93,213 Canadian Western Bank 1,969,975
29,482 Capital One Financial Corporation 3,508,358
16,073 Carlyle Group, Inc. 578,146
827 Cboe Global Markets, Inc. 101,622
24,902 Central Pacific Financial
Corporation 562,785
79,551 Charles Schwab Corporation 6,158,838
4,014 Chimera Investment Corporation 29,262
30,254 Chubb, Ltd. 6,882,482
1,830 Citizens Financial Group, Inc. 79,276
299 CNB Financial Corporation 7,212
49,452 Columbia Banking System, Inc. 1,528,561

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Financials (13.2%) - continued
44,354 Comerica, Inc. $ 3,251,592
36,212 Commonwealth Bank of Australia 2,826,789
4,245 Community Trust Bancorp, Inc. 182,875
3,578 ConnectOne Bancorp, Inc. 85,049
45 CrossFirst Bankshares, Inc.
a
608
23,052 Customers Bancorp, Inc.
a
700,089
253,400 DBS Group Holdings, Ltd. 6,937,147
37,342 Deutsche Boerse AG 6,682,036
26,199 Discover Financial Services 3,058,209
288,849 DNB Bank ASA 5,401,351
5,304 East West Bancorp, Inc. 416,470
3,597 Enova International, Inc.
a
164,203
141,349 Equitable Holdings, Inc. 4,533,062
661 Equity Bancshares, Inc. 19,731
1,642 Essent Group, Ltd. 72,297
27,703 Euronext NV
b
2,244,819
1,194 Fairfax Financial Holdings, Ltd. 790,469
854 Farmers National Banc
Corporation 12,281
5,123 Financial Institutions, Inc. 126,589
4,808 First Financial Corporation 215,975
1,090 First Foundation, Inc. 16,928
1,699 First International Bank of Israel,
Ltd. 68,629
2,052 First of Long Island Corporation 36,238
2,899 First Republic Bank 408,411
316 FirstCash Holdings, Inc. 29,129
7,840 Flushing Financial Corporation 150,450
7,683 Futu Holdings, Ltd. ADR
a,c
389,989
9,605 Genworth Financial, Inc.
a
53,020
1,592 Global Life, Inc. 192,393
2,438 Great Southern Bancorp, Inc. 142,477
2,804 Green Dot Corporation
a
50,696
23,134 Groupe Bruxelles Lambert SA 1,978,994
7,485 Hamilton Lane, Inc. 582,782
3,951 Hancock Whitney Corporation 203,397
32,800 Hang Seng Bank, Ltd. 546,226
12,204 Hanmi Financial Corporation 284,231
6,872 Hanover Insurance Group, Inc. 924,834
5,091 Hartford Financial Services Group,
Inc. 395,113
4,425 Heartland Financial USA, Inc. 218,905
4,342 HomeStreet, Inc. 119,709
4,340 Hometrust Bancshares, Inc. 117,180
82,800 Hong Kong Exchanges & Clearing,
Ltd. 3,724,145
79,863 Hope Bancorp, Inc. 1,029,434
3,981 Horizon Bancorp, Inc. 62,263
8,477 Houlihan Lokey, Inc. 839,816
788,688 HSBC Holdings plc 5,811,319
235,182 Humm Group, Ltd. 99,188
11,715 Independent Bank Corporation 259,722
5,417 Intact Financial Corporation 785,873
61,740 Intercontinental Exchange, Inc. 6,640,137
572,703 Intesa Sanpaolo SPA 1,505,785
4,585 Invesco Mortgage Capital, Inc. 67,354
12,483 Invesco, Ltd. 231,060
88,295 J.P. Morgan Chase & Company 12,357,768
36,800 Japan Post Holdings Company,
Ltd. 323,084
22,363 Julius Baer Group, Ltd. 1,434,460
9,270 Kinsale Capital Group, Inc. 2,581,139
1,586 KKR & Company, Inc. 88,515
4,665 L E Lundbergforetagen AB 216,023
8,101 Lancashire Holdings, Ltd. 62,533
Shares Common Stock (78.9%) Value
Financials (13.2%) - continued
92,597 Laurentian Bank of Canada $ 2,489,343
15,263 London Stock Exchange Group
plc 1,397,249
19,516 M&T Bank Corporation 3,044,496
14,203 Macquarie Group, Ltd. 1,894,811
560,951 Man Group plc 1,725,739
360 Metropolitan Bank Holding
Corporation
a
21,377
12,884 MFA Financial, Inc. 153,191
44,578 MGIC Investment Corporation 629,441
11,384 Midland States Bancorp, Inc. 290,064
5,850 MidWestOne Financial Group, Inc. 182,228
447,200 Mitsubishi HC Capital, Inc. 2,282,576
313,500 Mitsubishi UFJ Financial Group,
Inc. 2,296,350
80,063 Mizrahi Tefahot Bank, Ltd. 2,644,535
11,500 Mizuho Financial Group, Inc. 179,635
40,803 Morgan Stanley 3,971,356
3,365 Mr. Cooper Group, Inc.
a
154,756
8,700 MS and AD Insurance Group
Holdings, Inc. 279,041
3,906 MSCI, Inc. 2,076,273
9,208 Nasdaq, Inc. 554,230
86,910 New York Community Bancorp,
Inc. 868,231
16,311 NMI Holdings, Inc.
a
378,905
10,603 OceanFirst Financial Corporation 253,624
1,866 OFG Bancorp 52,826
14,193 Old Republic International
Corporation 374,553
10,435 OneMain Holdings, Inc. 450,166
46,700 ORIX Corporation 821,126
24,870 PacWest Bancorp 687,904
21,221 Paragon Banking Group plc 157,235
898 Partners Group Holding AG 842,591
1,412 Pathward Financial, Inc. 70,063
288 PCB Bancorp 5,348
15,130 Popular, Inc. 1,038,523
563 Primerica, Inc. 91,065
6,157 Principal Financial Group, Inc. 569,830
2,392 Prosperity Bancshares, Inc. 181,457
2,810 Prudential Financial, Inc. 294,881
44,465 QBE Insurance Group, Ltd. 433,842
357 QCR Holdings, Inc. 18,764
37,345 Radian Group, Inc. 825,325
7,359 Raiffeisen Bank International AG
a
132,404
32,937 Raymond James Financial, Inc. 3,714,306
64 Reinsurance Group of America,
Inc. 9,713
679 RenaissanceRe Holdings, Ltd. 132,874
143,400 Resona Holdings, Inc. 793,536
41,606 Rithm Capital Corporation 391,512
6,177 RLI Corporation 818,144
5,170 Royal Bank of Canada 529,065
15,976 S&P Global, Inc. 5,990,041
764 S&T Bancorp, Inc. 27,794
6,196 Sampo Oyj 325,286
9,869 Seacoast Banking Corporation of
Florida 316,894
144 Signature Bank 18,569
4,114 Silvergate Capital Corporation
a,c
58,583
14,119 Skandinaviska Enskilda Banken
AB 170,922
44,459 Standard Chartered plc 373,438
59,276 State Street Corporation 5,413,677
16,553 Storebrand ASA 144,103

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Financials (13.2%) - continued
61,600 Sumitomo Mitsui Financial Group,
Inc. $ 2,677,203
61,000 Sumitomo Mitsui Trust Holdings,
Inc. 2,222,147
7,038 Sun Life Financial, Inc. 353,659
421 SVB Financial Group
a
127,327
7,480 Svolder AB 48,494
2,221 Swiss Life Holding AG 1,314,494
10,095 Synchrony Financial 370,789
2,175 T. Rowe Price Group, Inc. 253,322
1,814 Territorial Bancorp, Inc. 43,572
14,800 Tokio Marine Holdings, Inc. 309,982
2,788 Topdanmark AS 150,490
13,935 Toronto-Dominion Bank 964,155
5,845 TPG RE Finance Trust, Inc. 50,910
11,993 Tradeweb Markets, Inc. 893,958
14,428 Triumph Financial, Inc.
a
804,072
86,950 Truist Financial Corporation 4,294,461
5,527 TrustCo Bank Corporation NY 198,475
4,146 Two Harbors Investment
Corporation 74,379
54,879 UBS Group AG 1,171,414
14,784 Umpqua Holdings Corporation 269,069
1,286 Univest Financial Corporation 34,915
20,932 Unum Group 879,772
8,765 Virtu Financial, Inc. 169,252
773 Vontobel Holding AG 54,746
2,770 W.R. Berkley Corporation 194,288
284 Walker & Dunlop, Inc. 27,088
593 Washington Federal, Inc. 21,028
151,171 Wells Fargo & Company 7,085,385
25,222 Western Alliance Bancorp 1,900,982
1,059 Western Asset Mortgage Capital
Corporation 11,935
36,841 Westpac Banking Corporation 619,883
165 Willis Towers Watson plc 41,941
492 Wintrust Financial Corporation 45,003
7,885 Zurich Insurance Group AG 3,899,361
Total 237,577,457
Health Care (11.6%)
1,104 10X Genomics, Inc.
a
51,700
4,902 ACADIA Pharmaceuticals, Inc.
a
93,285
1,733 Accolade, Inc.
a
20,224
3,445 Agilent Technologies, Inc. 523,916
34,392 Agiliti, Inc.
a
634,532
2,792 Agios Pharmaceuticals, Inc.
a
82,308
6,928 Aldeyra Therapeutics, Inc.
a
40,875
2,587 Alignment Healthcare, Inc.
a
31,949
5,860 ALK-Abello AS
a
87,537
9,914 Alkermes plc
a
283,937
17,371 Allogene Therapeutics, Inc.
a,c
134,104
201 Alnylam Pharmaceuticals, Inc.
a
45,506
1,021 Amedisys, Inc.
a
98,690
1,426 AmerisourceBergen Corporation 240,937
11,036 Amgen, Inc. 2,785,486
4,262 Amicus Therapeutics, Inc.
a
55,576
907 AMN Healthcare Services, Inc.
a
86,927
1,222 Anika Therapeutics, Inc.
a
37,894
2,028 Arcutis Biotherapeutics, Inc.
a
33,604
4,272 Argenx SE ADR
a
1,632,972
475 Arvinas, Inc.
a
15,566
6,800 Ascendis Pharma AS ADR
a
843,744
185,200 Astellas Pharma, Inc. 2,726,169
13,141 AstraZeneca plc 1,721,633
Shares Common Stock (78.9%) Value
Health Care (11.6%) - continued
62,674 AstraZeneca plc ADR $ 4,096,999
4,376 Atara Biotherapeutics, Inc.
a
22,186
41,901 Avacta Group plc
a,c
73,715
1,997 Avanos Medical, Inc.
a
61,188
34,990 Avantor, Inc.
a
836,261
9,111 Axonics, Inc.
a
559,415
35,620 Bausch Health Companies, Inc.
a,c
274,274
60,956 Baxter International, Inc. 2,785,080
119,523 Bayer AG 7,439,671
15,351 Biogen, Inc.
a
4,465,606
12,081 BioLife Solutions, Inc.
a
283,179
255 BioMarin Pharmaceutical, Inc.
a
29,414
1,559 BioMerieux 158,933
14,198 Bio-Techne Corporation 1,131,013
1,215 Blueprint Medicines Corporation
a
56,789
2,104 Cardinal Health, Inc. 162,534
419 Cardiovascular Systems, Inc.
a
5,841
441 Chemed Corporation 222,767
6,800 Chugai Pharmaceutical Company,
Ltd. 176,291
18,853 Cigna Holding Company 5,970,180
998 Coloplast AS 120,493
4,914 Community Health Systems, Inc.
a
25,651
53 CONMED Corporation 5,075
3,460 Cooper Companies, Inc. 1,207,298
1,469 CRISPR Therapeutics AG
a
74,948
36,560 CSL, Ltd. 7,719,674
34,101 CVS Health Corporation 3,008,390
27,500 Daiichi Sankyo Company, Ltd. 863,691
24,397 Danaher Corporation 6,450,079
8,746 Deciphera Pharmaceuticals, Inc.
a
148,769
4,002 Dentsply Sirona, Inc. 147,394
14,852 DexCom, Inc.
a
1,590,501
11,351 Dynavax Technologies
Corporation
a
129,174
970 Editas Medicine, Inc.
a
9,593
10,791 Edwards Lifesciences Corporation
a
827,670
8,939 Elanco Animal Health, Inc.
a
122,732
21,751 Elevance Health, Inc. 10,875,282
4,181 Encompass Health Corporation 261,103
2,090 Enhabit, Inc.
a
32,102
15,048 Enovis Corporation
a
947,272
894 Ensign Group, Inc. 83,366
1,914 Exact Sciences Corporation
a
129,233
5,244 Galenica AG
b
410,121
1,174 Genmab AS
a
460,087
83,837 Gilead Sciences, Inc. 7,037,278
47,739 GSK plc 838,536
492 Guardant Health, Inc.
a
15,464
9,352 Halozyme Therapeutics, Inc.
a
484,153
16,466 HCA Healthcare, Inc. 4,199,983
1,650 HealthEquity, Inc.
a
100,403
7,291 Hims & Hers Health, Inc.
a
60,369
1,530 Hologic, Inc.
a
124,496
23,700 Hoya Corporation 2,606,335
322 IDEAYA Biosciences, Inc.
a
5,484
161 IDEXX Laboratories, Inc.
a
77,361
11,606 Immunocore Holdings plc ADR
a
711,100
10,189 Inari Medical, Inc.
a
581,282
7,587 Inspire Medical Systems, Inc.
a
1,919,966
5,435 Insulet Corporation
a
1,561,584
595 Integra LifeSciences Holdings
Corporation
a
34,094
16,974 Intuitive Surgical, Inc.
a
4,170,342
3,462 Jazz Pharmaceuticals, Inc.
a
542,357

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Health Care (11.6%) - continued
34,584 Johnson & Johnson $ 5,651,717
1,232 KalVista Pharmaceuticals, Inc.
a
9,807
1,073 Kiniksa Pharmaceuticals, Ltd.
a
15,516
4,592 Kura Oncology, Inc.
a
63,461
26,356 Laboratory Corporation of America
Holdings 6,644,875
10,641 Lantheus Holdings, Inc.
a
611,858
2,335 LNA Sante 79,708
2,392 Lonza Group AG 1,364,496
20 Madrigal Pharmaceuticals, Inc.
a
5,765
94,767 Maravai LifeSciences Holdings,
Inc.
a
1,389,284
31,166 Medtronic plc 2,608,283
64,146 Merck & Company, Inc. 6,889,922
25,364 Merck KGaA 5,294,163
286 Merit Medical Systems, Inc.
a
20,406
3,643 Mersana Therapeutics, Inc.
a
23,971
2,060 Mirati Therapeutics, Inc.
a
110,025
7,157 Molina Healthcare, Inc.
a
2,231,767
238 MultiPlan Corporation
a
314
9,976 Natera, Inc.
a
428,270
2,544 National HealthCare Corporation 151,470
138,808 Novartis AG 12,549,504
58,033 Novo Nordisk AS 8,031,180
20,755 Novo Nordisk AS ADR 2,880,379
1,205 Nurix Therapeutics, Inc.
a
14,809
2,598 Oak Street Health, Inc.
a
75,498
3,100 Ono Pharmaceutical Company,
Ltd. 67,266
2,490 OraSure Technologies, Inc.
a
13,894
170,081 Pfizer, Inc. 7,510,777
284 Pliant Therapeutics, Inc.
a
9,951
57,589 Progyny, Inc.
a
1,980,486
6,022 Protagonist Therapeutics, Inc.
a
80,032
49,590 QIAGEN NV
a
2,419,145
50,130 R1 RCM, Inc.
a
717,360
2,950 RAPT Therapeutics, Inc.
a
85,698
4,377 Reata Pharmaceuticals, Inc.
a
189,655
74,878 Recordati SPA 3,280,279
4,817 Regeneron Pharmaceuticals, Inc.
a
3,653,550
8,334 Repligen Corporation
a
1,544,290
4,443 Revance Therapeutics, Inc.
a
154,083
523 Roche Holding AG, Bearer Shares 191,439
9,061 Roche Holding AG, Participation
Certificates 2,828,576
1,823 Sage Therapeutics, Inc.
a
80,832
57,471 Sanofi 5,627,795
7,762 Sarepta Therapeutics, Inc.
a
970,017
461 Scholar Rock Holding Corporation
a
5,578
114 Seagen, Inc.
a
15,901
2,338 Sensus Healthcare, Inc.
a
21,369
21,300 Shionogi & Company, Ltd. 1,015,041
2,344 ShockWave Medical, Inc.
a
440,508
17,181 Silk Road Medical, Inc.
a
933,959
3,269 Sonova Holding AG 817,485
1,534 SpringWorks Therapeutics, Inc.
a
48,168
70 Swedish Orphan Biovitrum AB
a
1,561
1,871 Syneos Health, Inc.
a
67,206
1,000 Sysmex Corporation 66,385
95,300 Takeda Pharmaceutical Company,
Ltd. 2,995,984
3,775 Tecan Group AG 1,584,270
238 Teladoc Health, Inc.
a
6,997
953 Teleflex, Inc. 231,979
9,600 Terumo Corporation 279,460
Shares Common Stock (78.9%) Value
Health Care (11.6%) - continued
6,593 Travere Therapeutics, Inc.
a
$ 147,683
3,351 Twist Bioscience Corporation
a
96,140
8,572 UCB SA 703,798
2,199 Ultragenyx Pharmaceutical, Inc.
a
99,681
1,969 Vanda Pharmaceuticals, Inc.
a
15,122
641 Veeva Systems, Inc.
a
109,323
7,276 Veracyte, Inc.
a
182,846
9,733 Vericel Corporation
a
267,366
12,045 Vor BioPharma, Inc.
a,c
63,477
3,273 VYNE Therapeutics, Inc.
a
851
1,882 Zentalis Pharmaceuticals, Inc.
a
44,415
30,326 Zimmer Biomet Holdings, Inc. 3,861,713
25,369 Zoetis, Inc. 4,198,316
Total 208,714,847
Industrials (10.3%)
482 A.P. Moller - Maersk AS, Class B 1,048,491
13,501 Aalberts NV 638,359
780 Acuity Brands, Inc. 147,046
3,640 AECOM 317,663
12,800 AGC, Inc. 471,626
4,566 AGCO Corporation 630,702
12,479 Air Lease Corporation 561,181
13,661 Alaska Air Group, Inc.
a
701,356
463 Albany International Corporation 51,925
17,800 All Nippon Airways Company, Ltd.
a
393,963
3,044 Alstom SA 90,514
14,835 Altra Industrial Motion Corporation 905,973
632 American Woodmark Corporation
a
36,207
5,347 AMETEK, Inc. 774,887
514 Apogee Enterprises, Inc. 24,076
17,281 ASGN, Inc.
a
1,571,707
78,657 Assa Abloy AB 1,852,865
604 Atkore International Group, Inc.
a
78,671
15,736 Atlas Copco AB, Class A 186,724
12,314 Atlas Copco AB, Class B 129,883
469,348 Aurizon Holdings, Ltd. 1,226,765
2,669 AZZ, Inc. 113,379
21,705 Badger Infrastructure Solutions,
Ltd. 517,116
27,232 BAE Systems plc 288,279
2,914 Beacon Roofing Supply, Inc.
a
165,748
6,921 Bombardier, Inc.
a
334,307
3,387 Booz Allen Hamilton Holding
Corporation 320,546
17,870 Bunzl plc 656,029
7,687 Bureau Veritas SA 219,782
66 CACI International, Inc.
a
20,334
65,207 Canadian National Railway
Company 7,761,816
13,228 Carlisle Companies, Inc. 3,318,376
665 CBIZ, Inc.
a
31,647
11,637 Chart Industries, Inc.
a
1,559,125
39,718 Cia de Distribucion Integral
Logista Holdings SA 1,076,093
383,000 CK Hutchison Holdings, Ltd. 2,437,394
176,445 CNH Industrial NV 3,126,605
182 Columbus McKinnon Corporation 6,543
20,152 Compagnie de Saint-Gobain 1,157,348
15,100 COMSYS Holdings Corporation 287,993
3,104 Core & Main, Inc.
a
68,505
1,018 CoStar Group, Inc.
a
79,302
26,717 Crane Holdings, Company 3,096,767
1,387 CSW Industrials, Inc. 187,536
90,288 CSX Corporation 2,791,705

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Industrials (10.3%) - continued
621 Curtiss-Wright Corporation $ 102,962
16,100 Daikin Industries, Ltd. 2,796,485
100,552 Delta Air Lines, Inc.
a
3,931,583
27,874 Deutsche Post AG 1,200,157
1,629 Donaldson Company, Inc. 101,568
40 Dover Corporation 6,073
58,601 Driven Brands Holdings, Inc.
a
1,710,563
29,597 DSV AS 4,896,236
1,434 Eagle Bulk Shipping, Inc. 82,140
13,048 Eiffage SA 1,393,659
3,738 EMCOR Group, Inc. 554,159
54,758 Emerson Electric Company 4,940,267
8,041 Epiroc AB, Class B 134,063
298 Equifax, Inc. 66,216
2,394 Expeditors International of
Washington, Inc. 258,911
17,518 Experian plc 640,624
5,100 FANUC Corporation 901,117
9,722 Fastenal Company 491,447
59,049 First Advantage Corporation
a
819,600
1,501 Forrester Research, Inc.
a
55,627
4,524 Fortune Brands Innovations, Inc. 291,843
6,259 Forward Air Corporation 675,033
4,700 Fuji Corporation 78,255
1,032 Genco Shipping & Trading, Ltd. 18,721
17,565 General Dynamics Corporation 4,093,699
34,033 Groupe Eurotunnel SA 575,624
254,919 GWA Group, Ltd. 392,023
3,900 Hanwa Company, Ltd. 124,180
269 Heidrick & Struggles International,
Inc. 8,274
180 Heritage-Crystal Clean, Inc.
a
6,696
5,072 Hillman Solutions Corporation
a
48,691
16,500 Hitachi, Ltd. 865,301
50,357 Howmet Aerospace, Inc. 2,049,026
3,365 Hubbell, Inc. 770,282
45,881 IAA, Inc.
a
1,914,614
326 ICF International, Inc. 33,314
3,891 IDEX Corporation 932,595
1,531 IMCD NV 242,711
45,600 Inaba Denki Sangyo Company,
Ltd. 990,699
7,311 Indutrade AB 162,357
10,600 ITOCHU Corporation 342,611
45,300 Japan Airlines Company, Ltd.
a
960,704
12,300 Jardine Matheson Holdings, Ltd. 652,146
138 JB Hunt Transport Services, Inc. 26,089
12,476 JetBlue Airways Corporation
a
99,808
45,841 Johnson Controls International plc 3,189,158
5,500 Kawasaki Kisen Kaisha, Ltd. 114,845
101,500 Keppel Corporation, Ltd. 586,026
55,300 Kinden Corporation 633,824
228 Knight-Swift Transportation
Holdings, Inc. 13,475
14,588 L3Harris Technologies, Inc. 3,133,794
5,229 Landstar System, Inc. 903,728
64,472 Legrand SA 5,727,792
4,072 Leidos Holdings, Inc. 402,477
90,507 Leonardo SPA 932,050
11,705 Lincoln Electric Holdings, Inc. 1,953,213
2,447 ManpowerGroup, Inc. 213,281
59,900 Marubeni Corporation 734,888
4,524 Masterbrand, Inc.
a
41,621
6,659 Mercury Systems, Inc.
a
332,850
12,419 Middleby Corporation
a
1,930,534
Shares Common Stock (78.9%) Value
Industrials (10.3%) - continued
7,400 MISUMI Group, Inc. $ 186,239
47,300 Mitsubishi Corporation 1,583,886
206,700 Mitsubishi Electric Corporation 2,277,990
14,400 Mitsuboshi Belting, Ltd. 410,888
18,000 Mitsui & Company, Ltd. 531,049
8,300 Mitsui O.S.K. Lines, Ltd. 205,995
1,740 MSC Industrial Direct Company,
Inc. 143,898
178 National Presto Industries, Inc. 13,637
28,587 NIBE Industrier AB 308,862
17,900 Nidec Corporation 991,997
36,900 Nippon Yusen Kabushiki Kaisha 877,809
7,600 Nishimatsu Construction
Company, Ltd. 237,411
24,600 Nitto Kogyo Corporation 460,502
14,511 Norfolk Southern Corporation 3,566,949
5,096 Northrop Grumman Corporation 2,283,212
8,761 OC Oerlikon Corporation AG 60,151
2,702 Old Dominion Freight Line, Inc. 900,415
6,849 Owens Corning, Inc. 661,956
7,105 PACCAR, Inc. 776,648
44,323 PageGroup plc 249,522
24,922 Parker-Hannifin Corporation 8,124,572
16,545 Pentair plc 916,262
31,600 Penta-Ocean Construction
Company, Ltd. 157,607
4,502 Prysmian SPA 183,851
1,009 Randstad Holding NV 64,675
30,300 Recruit Holdings Company, Ltd. 974,456
35,005 Redde Northgate plc 187,296
21,711 Regal Rexnord Corporation 3,022,171
155,582 RELX plc 4,622,169
3,005 Republic Services, Inc. 375,084
1,020 RXO, Inc.
a
18,686
5,645 Saab AB 231,098
2,868 Saia, Inc.
a
782,333
37,600 Secom Company, Ltd. 2,240,051
13,293 Siemens AG 2,076,428
8,098 Siemens Gamesa Renewable
Energy SA
a
159,157
4,094 Skanska AB 72,260
7,171 SkyWest, Inc.
a
148,870
2,100 SMC Corporation 1,066,613
963 Snap-On, Inc. 239,527
7,848 Southwest Airlines Company 280,723
6,931 Spirax-Sarco Engineering plc 990,037
5,648 Standex International Corporation 652,739
665 Stanley Black & Decker, Inc. 59,391
825 Sterling Construction Company,
Inc.
a
30,022
48,900 Sumitomo Corporation 877,752
39,027 Sun Country Airlines Holdings,
Inc.
a
728,634
12,866 SunPower Corporation
a,c
224,254
4,101 Sunrun, Inc.
a
107,774
3,900 Taikisha, Ltd. 106,961
3,200 Takara Standard Company, Ltd. 34,922
2,389 Terex Corporation 121,767
5,616 Textron, Inc. 409,126
3,125 TFI International, Inc. 348,047
22,808 Thales SA 3,016,558
34,543 Thomson Reuters Corporation 4,109,177
10,334 Timken Company 851,005
8,976 Toromont Industries, Ltd. 717,041
2,934 Trane Technologies plc 525,538
13,218 TransUnion 948,392

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Industrials (10.3%) - continued
10,083 Trelleborg AB $ 252,120
11,639 Trex Company, Inc.
a
613,608
21,000 Tsubakimoto Chain Company 502,713
4,556 Tutor Perini Corporation
a
41,779
158,748 Uber Technologies, Inc.
a
4,910,076
379 UniFirst Corporation 75,209
4,379 United Airlines Holdings, Inc.
a
214,396
34,764 United Parcel Service, Inc. 6,439,336
10,010 United Rentals, Inc.
a
4,413,910
1,984 Univar Solutions, Inc.
a
68,408
610 Valmont Industries, Inc. 201,135
24,303 Vicor Corporation
a
1,687,357
52,127 Volvo AB, Class B 1,034,383
324 Watts Water Technologies, Inc. 52,981
51,983 WillScot Mobile Mini Holdings
Corporation
a
2,519,096
2,179 WSP Global, Inc. 277,880
115,000 Yangzijiang Shipbuilding Holdings,
Ltd. 113,373
11,200 Yuasa Trading Company, Ltd. 319,146
Total 185,014,116
Information Technology (12.4%)
10,198 8x8, Inc.
a
48,033
11,652 Adobe, Inc.
a
4,315,202
9,400 Advantest Corporation 673,801
1,042 Adyen NV
a,b
1,575,401
4,447 Alteryx, Inc.
a
246,764
629 American Software, Inc. 9,567
4,009 Amkor Technology, Inc. 117,303
25,688 Amphenol Corporation 2,049,132
80,708 Apple, Inc. 11,645,357
27,730 Applied Materials, Inc. 3,091,618
8,798 Arista Networks, Inc.
a
1,108,724
7,420 Arrow Electronics, Inc.
a
871,776
13,477 ASML Holding NV 8,916,987
246 Aviat Networks, Inc.
a
7,958
521 Avnet, Inc. 23,903
1,136 Benchmark Electronics, Inc. 31,797
7,339 Bill.com Holdings, Inc.
a
848,535
58,232 Block, Inc.
a
4,758,719
207 Broadridge Financial Solutions,
Inc. 31,125
2,003 CalAmp Corporation
a
9,274
35,093 Calix, Inc.
a
1,847,296
281 Cambium Networks Corporation
a
6,022
693 CDW Corporation 135,849
64,418 CGI, Inc.
a
5,521,197
8,707 Check Point Software
Technologies, Ltd.
a
1,107,530
247,021 Cisco Systems, Inc. 12,022,512
33,116 Cognex Corporation 1,812,770
217 Cognizant Technology Solutions
Corporation 14,485
3,050 Coherent Corporation
a
132,370
12,369 CommScope Holding Company,
Inc.
a
103,900
176,953 Computershare, Ltd. 2,980,222
12,539 Conduent Incorporated
a
59,811
1,441 Corning, Inc. 49,873
828 CrowdStrike Holdings, Inc.
a
87,685
26,377 Dassault Systemes SE 980,980
2,951 Datadog, Inc.
a,c
220,764
6,712 Descartes Systems Group, Inc.
a
490,110
9,251 Dolby Laboratories, Inc. 736,010
Shares Common Stock (78.9%) Value
Information Technology (12.4%) - continued
3,265 Endava plc ADR
a
$ 286,896
9,888 Entegris, Inc. 798,060
2,448 EPAM Systems, Inc.
a
814,327
1,403 Euronet Worldwide, Inc.
a
158,090
47 Fair Isaac Corporation
a
31,300
8,900 Ferrotec Holdings Corporation 222,915
53,824 Fidelity National Information
Services, Inc. 4,038,953
818 First Solar, Inc.
a
145,277
22,756 Five9, Inc.
a
1,792,718
31,409 Flex, Ltd.
a
733,400
1,154 Flywire Corporation
a
31,123
8,200 Fuji Soft, Inc. 489,438
22,700 FUJIFILM Holdings NPV 1,201,311
10,900 Fujitsu, Ltd. 1,551,936
5,808 Global Payments, Inc. 654,678
93 GoDaddy, Inc.
a
7,638
215,474 Halma plc 5,736,782
7,900 Hamamatsu Photonics KK 422,099
7,781 Hexatronic Group AB 95,772
194 HP, Inc. 5,653
2,014 HubSpot, Inc.
a
698,878
2,339 IPG Photonics Corporation
a
262,202
52,500 ITOCHU Techno-Solutions
Corporation 1,299,769
2,218 Jabil, Inc. 174,401
3,064 Jack Henry & Associates, Inc. 551,796
16,181 Juniper Networks, Inc. 522,646
8,900 Keyence Corporation 4,097,284
49 Keysight Technologies, Inc.
a
8,788
17,200 Kyocera Corporation 892,532
2,220 Lam Research Corporation 1,110,222
300 Lasertec Corporation 56,797
34,516 Lattice Semiconductor
Corporation
a
2,615,968
1,062 Lumentum Holdings, Inc.
a
63,911
19,619 Mastercard, Inc. 7,270,801
354 MaxLinear, Inc.
a
14,585
659 Microchip Technology, Inc. 51,152
121,796 Microsoft Corporation 30,182,267
3,584 Monolithic Power Systems, Inc. 1,528,791
355 Motorola Solutions, Inc. 91,239
28,600 Murata Manufacturing Company,
Ltd. 1,634,218
83,329 Nokia Oyj 395,104
19,300 Nomura Research Institute, Ltd. 463,347
4,147 Nova, Ltd.
a
376,133
46,600 NTT Data Corporation 722,830
57,829 NVIDIA Corporation 11,298,052
14,300 Oracle Corporation Japan 979,648
3,864 PagerDuty, Inc.
a
115,109
9,764 Palo Alto Networks, Inc.
a
1,548,961
5,400 Paycom Software, Inc.
a
1,749,276
96,412 PayPal Holdings, Inc.
a
7,856,614
572 PDF Solutions, Inc.
a
18,178
11,299 PTC, Inc.
a
1,524,009
1,453 Qorvo, Inc.
a
157,883
86,731 QUALCOMM, Inc. 11,553,436
709 Qualys, Inc.
a
81,790
3,797 Rambus, Inc.
a
153,665
1,432 RingCentral, Inc.
a
55,891
11,900 Ryoyo Electro Corporation
c
212,711
22,151 Sabre Corporation
a
150,848
76,443 Sage Group plc 734,438
29,135 Salesforce, Inc.
a
4,893,806

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Information Technology (12.4%) - continued
106,746 Samsung Electronics Company,
Ltd. $ 5,317,045
676 Sanmina Corporation
a
41,189
4,690 SAP SE 555,950
14,925 ServiceNow, Inc.
a
6,792,815
113,696 Shopify, Inc.
a
5,601,802
2,815 SiTime Corporation
a
324,372
4,441 Skyworks Solutions, Inc. 487,044
348 Sopra Group SA 57,880
2,039 Sprinklr, Inc.
a
20,268
45,648 Sprout Social, Inc.
a
2,920,103
23,100 Sumco Corporation 342,267
4,236 Synopsys, Inc.
a
1,498,485
9,041 Technology One, Ltd. 93,479
900 Teledyne Technologies, Inc.
a
381,834
32,053 Telefonaktiebolaget LM Ericsson 185,922
127 Teradyne, Inc. 12,916
22,483 Texas Instruments, Inc. 3,984,212
401 Tieto Oyj 12,212
7,300 Tokyo Electron, Ltd. 2,551,528
42,438 TTM Technologies, Inc.
a
667,125
4,091 Tyler Technologies, Inc.
a
1,320,452
6,601 Universal Display Corporation 874,831
9,338 Vishay Intertechnology, Inc. 213,747
10,142 Vontier Corporation 233,570
1,790 Western Digital Corporation
a
78,670
21,312 Western Union Company 301,991
1,067 WEX, Inc.
a
197,363
3,791 Wix.com, Ltd.
a
329,741
583 Wolfspeed, Inc.
a
44,897
14,305 Workiva, Inc.
a
1,237,812
1,781 Xerox Holdings Corporation 29,173
7,541 Yext, Inc.
a
52,410
149 Zebra Technologies Corporation
a
47,111
3,023 Zoom Video Communications,
Inc.
a
226,725
Total 223,115,645
Materials (4.5%)
84,363 Acerinox SA
c
913,643
37,449 Air Liquide SA 5,962,835
1,549 Akzo Nobel NV 115,377
1,002 Albemarle Corporation 282,013
758 Alcoa Corporation 39,598
10,609 AptarGroup, Inc. 1,226,825
2,324 Avery Dennison Corporation 440,259
141,958 Axalta Coating Systems, Ltd.
a
4,272,936
63,651 BASF SE 3,649,444
53,829 BHP Group, Ltd. 1,885,210
8,715 BlueScope Steel, Ltd. 118,842
30,518 Boliden AB 1,369,557
7,564 Celanese Corporation 931,885
38,184 CF Industries Holdings, Inc. 3,234,185
379 Commercial Metals Company 20,568
12,943 Compass Minerals International,
Inc. 603,920
6,320 Corteva, Inc. 407,324
800 Croda International plc 68,189
13,223 Deterra Royalties, Ltd. 45,878
41,986 Eastman Chemical Company 3,701,906
26,971 Evonik Industries AG 599,523
44,184 Evraz plc
a,d
5
990,370 Glencore Xstrata plc 6,632,386
118,780 Granges AB 993,520
948 Greif, Inc. 67,716
Shares Common Stock (78.9%) Value
Materials (4.5%) - continued
147 Hawkins, Inc. $ 5,733
88,335 Hexpol AB 954,270
24,033 Holcim, Ltd. 1,436,806
7,416 Huntsman Corporation 235,013
1,122 Ingevity Corporation
a
92,498
3,459 Innospec, Inc. 390,936
4,085 International Flavors & Fragrances,
Inc. 459,399
1,295 Kaiser Aluminum Corporation 113,338
45,800 Kyoei Steel, Ltd. 500,663
4,300 Lintec Corporation 74,463
4,423 LSB Industries, Inc.
a
56,216
3,179 Martin Marietta Materials, Inc. 1,143,296
2,506 Mercer International, Inc. 31,901
2,112 MP Materials Corporation
a
68,661
1,050 Myers Industries, Inc. 25,284
13,791 Navigator Company SA 48,283
93,800 Nippon Steel Corporation 1,952,423
23,376 Northern Star Resources, Ltd. 208,293
43,621 Nucor Corporation 7,372,821
3,037 Nutrien, Ltd. 251,433
2,764 Orion Engineered Carbons SA 58,099
1,043 PPG Industries, Inc. 135,945
90,409 Ranpak Holdings Corporation
a
692,533
4,999 Reliance Steel & Aluminum
Company 1,137,023
4,220 Rio Tinto plc 330,431
53,530 Rio Tinto, Ltd. 4,803,645
15,593 RPM International, Inc. 1,401,967
1,925 Ryerson Holding Corporation 73,477
143 Sensient Technologies Corporation 10,824
22,100 Shin-Etsu Chemical Company, Ltd. 3,258,052
9,888 Sika AG 2,809,644
11,484 Solvay SA 1,338,242
14,017 Sonoco Products Company 856,579
239,393 SSAB AB, Class A 1,711,094
48,220 SSAB AB, Class B 328,603
2,943 Steel Dynamics, Inc. 355,044
168,247 Stora Enso Oyj 2,405,144
29,489 Summit Materials, Inc.
a
969,009
19,600 Taiyo Holdings Company, Ltd. 361,574
45,000 Toagosei Company, Ltd. 408,373
1,531 TriMas Corporation 47,139
1,621 Trinseo plc 44,983
11,217 United States Steel Corporation 319,572
2,285 UPM-Kymmene Oyj 82,822
277 Vulcan Materials Company 50,782
413 Westlake Corporation 50,696
75,478 Yara International ASA 3,353,587
Total 80,400,157
Real Estate (2.3%)
10,356 Agree Realty Corporation 772,868
1,514 American Assets Trust, Inc. 43,088
13,720 AvalonBay Communities, Inc. 2,434,477
3,452 Camden Property Trust 425,321
2,293 CareTrust REIT, Inc. 47,511
31,793 CBRE Group, Inc.
a
2,718,619
29,153 CubeSmart 1,334,916
48,867 Cushman and Wakefield plc
a
705,151
7,000 Daito Trust Construction Company,
Ltd. 691,730
48,100 Daiwa House Industry Company,
Ltd. 1,155,123
1,939 DigitalBridge Group, Inc. 28,697

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.9%) Value
Real Estate (2.3%) - continued
790 EastGroup Properties, Inc. $ 132,918
1,698 Elme Communities 32,602
15,500 EPR Properties 658,440
3,612 Equity Commonwealth 92,178
10,402 Equity Residential 662,087
6,052 Essential Properties Realty Trust,
Inc. 154,205
1,170 Essex Property Trust, Inc. 264,502
3,556 Extra Space Storage, Inc. 561,243
8,174 First Industrial Realty Trust, Inc. 436,083
3,219 FirstService Corporation 459,995
9,888 Four Corners Property Trust, Inc. 284,379
1,243 Getty Realty Corporation 45,282
45,000 Hang Lung Properties, Ltd. 84,850
183,311 Healthcare Realty Trust, Inc. 3,946,686
53,000 Henderson Land Development
Company, Ltd. 195,782
209,487 Host Hotels & Resorts, Inc. 3,948,830
2,067 Howard Hughes Corporation
a
176,708
31,000 Hysan Development Company,
Ltd. 104,298
10,921 InterRent Real Estate Investment
Trust 118,276
68 Kenedix Retail REIT Corporation 127,491
2,890 Kennedy-Wilson Holdings, Inc. 51,673
589 Kilroy Realty Corporation 24,173
3,625 Life Storage, Inc. 391,645
59,700 Link REIT 477,861
1,088 LTC Properties, Inc. 41,507
28,132 LXP Industrial Trust 324,925
2,484 Mid-America Apartment
Communities, Inc. 414,132
21,245 National Retail Properties, Inc. 1,005,951
25,024 National Storage Affiliates Trust 1,020,979
18,147 Necessity Retail REIT, Inc. 123,944
6,727 NetSTREIT Corporation 135,415
21,772 Pebblebrook Hotel Trust 357,061
17,245 PSP Swiss Property AG 2,149,827
4,833 Realty Income Corporation 327,822
9,873 Regency Centers Corporation 657,838
28,403 Rexford Industrial Realty, Inc. 1,802,738
130,000 Road King Infrastructure, Ltd. 64,613
14,352 Sabra Health Care REIT, Inc. 193,752
12,986 SBA Communications Corporation 3,863,725
26,232 Service Properties Trust 233,727
42,000 Sino Land Company, Ltd. 54,578
115,000 Sun Hung Kai Properties, Ltd. 1,630,888
60,000 Swire Pacific, Ltd. 549,834
32,600 Swire Properties, Ltd. 91,624
32,221 TAG Immobilien AG 275,934
2,087 Terreno Realty Corporation 134,465
20,010 UDR, Inc. 852,226
2,959 Welltower, Inc. 222,043
10,000 Wharf Real Estate Investment
Company, Ltd. 57,247
55,881 Wing Tai Holdings, Ltd. 65,663
9,877 Zillow Group, Inc.
a
424,316
Total 40,866,462
Utilities (1.8%)
65,999 A2A SPA 99,360
2,863 AES Corporation 78,475
2,645 Artesian Resources Corporation 155,791
139 ATCO, Ltd. 4,423
1,144 Avista Corporation 45,646
Shares Common Stock (78.9%) Value
Utilities (1.8%) - continued
5,317 Black Hills Corporation $ 384,844
9,825 Canadian Utilities, Ltd. 273,066
36,000 CK Infrastructure Holdings, Ltd. 200,288
3,036 Consolidated Water Company,
Ltd. 44,477
49,000 Constellation Energy Corporation 4,182,640
62,810 Contact Energy, Ltd. 315,881
37,321 Duke Energy Corporation 3,823,536
9,468 Edison International, Inc. 652,345
106,284 EDP - Energias de Portugal SA 528,044
3,507 Endesa SA 69,918
305,918 Enel SPA 1,801,275
230,050 Engie SA 3,266,667
54,925 Entergy Corporation 5,947,279
1,573 Essential Utilities, Inc. 73,506
9,734 Evergy, Inc. 609,835
16,558 Fortis, Inc.
c
680,340
87,000 Hong Kong and China Gas
Company, Ltd. 87,350
32,077 Italgas SPA 187,769
594 NextEra Energy Partners, LP
c
43,540
43,105 NiSource, Inc. 1,196,164
33,031 Northland Power, Inc. 887,248
13,871 NorthWestern Corporation 787,873
31,997 OGE Energy Corporation 1,258,122
6,479 PG&E Corporation
a
103,016
8,699 Pinnacle West Capital Corporation 648,510
8,443 Portland General Electric
Company 401,718
57,181 Public Service Enterprise Group,
Inc. 3,541,219
24,800 Tohoku Electric Power Company,
Inc. 133,387
9,871 UGI Corporation 393,162
1,046 Vistra Energy Corporation 24,121
2,115 Xcel Energy, Inc. 145,449
Total 33,076,284
Total Common Stock
(cost $1,151,367,970) 1,420,238,476
Shares
Registered Investment
Companies ( 6.3% ) Value
Unaffiliated  (1.2%)
35,328 Energy Select Sector SPDR Fund 3,177,047
9,305 Invesco QQQ Trust Series 1 2,741,439
30,759 Materials Select Sector SPDR
Fund 2,603,749
32,764 SPDR S&P 500 ETF Trust 13,317,911
2,483 SPDR S&P Biotech ETF
a,c
220,739
5,304 SPDR S&P Oil & Gas Exploration
ETF 747,705
Total 22,808,590
Affiliated  (5.1%)
6,084,156 Thrivent Core Emerging Markets
Equity Fund 53,601,413
3,847,655 Thrivent Core Small Cap Value
Fund 38,130,256
Total 91,731,669
Total Registered Investment
Companies (cost $116,148,051) 114,540,259

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0.3% ) Value
Consumer Discretionary (0.3%)
3,300 Bayerische Motoren Werke AG $ 312,637
33,813 Volkswagen AG 4,689,530
Total 5,002,167
Total Preferred Stock
(cost $5,103,062) 5,002,167
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
4,712,945 Thrivent Cash Management Trust 4,712,945
Total Collateral Held for
Securities Loaned
(cost $4,712,945) 4,712,945
Shares or
Principal
Amount Short-Term Investments ( 14.2% ) Value
Federal Home Loan Bank Discount
Notes
5,000,000 4.160%, 2/1/2023
e
5,000,000
4,450,000 4.260%, 2/3/2023
e
4,448,866
16,000,000 4.250%, 2/6/2023
e
15,990,030
65,000,000 4.205%, 2/8/2023
e,f
64,943,304
13,900,000 4.304%, 2/10/2023
e,f
13,884,068
83,065,000 4.261%, 2/15/2023
e,f
82,920,158
100,000 4.260%, 2/17/2023
e,f
99,801
10,000,000 4.460%, 2/22/2023
e
9,973,297
11,000,000 4.400%, 2/24/2023
e
10,967,837
5,000,000 4.355%, 3/1/2023
e
4,981,854
2,900,000 4.295%, 3/7/2023
e,f
2,887,492
400,000 4.400%, 3/10/2023
e,f
398,123
6,000,000 4.480%, 3/15/2023
e
5,968,049
10,500,000 4.460%, 3/24/2023
e,f
10,432,142
Federal Home Loan Mortgage
Corporation Discount Notes
22,315,000 4.050%, 2/1/2023
e
22,315,000
Total Short-Term Investments
(cost $255,228,417) 255,210,021
Total Investments (cost
$1,532,560,445) 99.9% $1,799,703,868
Other Assets and Liabilities, Net
0.1% 1,063,654
Total Net Assets 100.0% $1,800,767,522
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $8,962,764 or
0.5% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 31, 2023:
Securities Lending Transactions
Common Stock $ 4,620,952
Total lending $4,620,952
Gross amount payable upon return of
collateral for securities loaned $4,712,945
Net amounts due to counterparty $91,993
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,126,747 54,857,834 22,268,913 –
Consumer Discretionary 161,067,301 94,383,071 66,684,230 –
Consumer Staples 81,946,009 45,082,816 36,863,193 –
Energy 91,333,451 47,697,388 43,636,063 –
Financials 237,577,457 129,836,513 107,740,944 –
Health Care 208,714,847 134,114,426 74,600,421 –
Industrials 185,014,116 105,042,320 79,971,796 –
Information Technology 223,115,645 172,141,843 50,973,802 –
Materials 80,400,157 31,679,336 48,720,816 5
Real Estate 40,866,462 32,970,843 7,895,619 –
Utilities 33,076,284 24,541,268 8,535,016 –
Registered Investment Companies
Unaffiliated 22,808,590 22,808,590 – –
Preferred Stock
Consumer Discretionary 5,002,167 – 5,002,167 –
Short-Term Investments 255,210,021 – 255,210,021 –
Subtotal Investments in Securities $1,703,259,254 $895,156,248 $808,103,001 $5
Other Investments  * Total
Affiliated Registered Investment Companies 91,731,669
Collateral Held for Securities Loaned 4,712,945
Subtotal Other Investments $96,444,614
Total Investments at Value $1,799,703,868
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,183,477 9,183,477 – –
Total Asset Derivatives $9,183,477 $9,183,477 $– $–
Liability Derivatives
Futures Contracts 6,286,207 6,286,207 – –
Total Liability Derivatives $6,286,207 $6,286,207 $– $–

Global Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $18,126,807 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,682 March 2023 $ 336,152,851 $ 7,816,149
ICE mini MSCI EAFE Index 61 March 2023 6,095,734 367,216
ICE US mini MSCI Emerging Markets Index 337 March 2023 16,601,398 1,000,112
Total Futures Long Contracts $ 358,849,983 $ 9,183,477
CME E-mini Russell 2000 Index (701) March 2023 ( $ 64,277,711) ( $ 3,698,259)
CME E-mini S&P Mid-Cap 400 Index (100) March 2023 (25,143,678) (1,485,322)
ICE mini MSCI EAFE Index (152) March 2023 (15,001,774) (1,102,626)
Total Futures Short Contracts ( $ 104,423,163) ($6,286,207)
Total Futures Contracts $ 254,426,820 $2,897,270
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,576 $1,795 $– $53,601 6,084 3.0%
Core Small Cap Value 35,578 427 – 38,130 3,848 2.1
Total Affiliated Registered Investment
Companies 79,154 91,731 5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,114 31,064 34,465 4,713 4,713 0.2
Total Collateral Held for Securities Loaned 8,114 4,713 0.2
Total Value $87,268 $96,444
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $8,230 $– $1,796
Core Small Cap Value – 2,125 – 427
Affiliated Short-Term Investments
Total Income/Non Income Cash from Affiliated Investments $2,223
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total $– $10,355 $–

Government Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .5% ) Value
Asset-Backed Securities (5.2%)
Arkansas Student Loan Auth.
$ 276,973
5.634%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 272,202
Cascade Funding Mortgage Trust,
LLC
368,900
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
352,733
ECMC Group Student Loan Trust
188,969
5.506%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
183,795
Finance of America HECM Buyout
364,876
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
352,329
Goodgreen
235,878
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
223,632
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
547,375
1.650%,  3/25/2051, Ser.
2021-1 510,283
Missouri Higher Education Loan
Auth.
553,714
1.530%,  1/25/2061, Ser.
2021-1 491,801
727,249
5.087%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
689,339
Navient Student Loan Trust
585,430
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
508,203
269,894
5.556%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
269,382
348,614
5.406%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
343,850
New Hampshire Higher Education
Loan Corporation
261,486
5.706%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
259,123
SLM Student Loan Trust
111,050
4.906%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
107,965
Total 4,564,637
Collateralized Mortgage Obligations (13.2%)
Cascade Funding Mortgage Trust,
LLC
121,116
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
117,652
481,106
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
464,965
534,473
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
502,925
Federal Agricultural Mortgage
Corporation Real Estate Trust
880,963
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
732,608
Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (13.2%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 97,339
4.000%,  1/25/2051, Ser.
5249, Class LA $ 95,186
700,745
1.500%,  3/25/2050, Ser.
4982, Class JA 567,448
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 763,788
41,195
2.000%,  1/15/2041, Ser.
4074, Class JA 39,193
182,144
1.750%,  6/15/2042, Ser.
4097, Class QN 160,670
157,939
1.750%,  12/15/2042, Ser.
4141, Class KM 137,144
206,156
3.000%,  5/15/2045, Ser.
4631, Class PA 195,629
155,467
3.000%,  3/15/2047, Ser.
4734, Class JA 146,682
187,891
3.500%,  8/15/2047, Ser.
4860, Class CA 181,924
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 534,328
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 665,092
238,054
2.000%,  9/25/2049, Ser.
4906, Class KE 210,921
Federal National Mortgage
Association - REMIC
490,872
4.500%,  6/25/2052, Ser.
2022-43, Class MA 486,200
288,962
4.000%,  7/25/2052, Ser.
2022-37, Class PE 280,957
124,651
2.000%,  11/25/2032, Ser.
2012-123, Class BA 115,180
119,765
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 116,035
163,196
3.250%,  6/25/2043, Ser.
2013-60, Class PT 153,551
303,176
4.500%,  1/25/2046, Ser.
2022-68, Class BA 300,400
101,878
3.000%,  3/25/2046, Ser.
2016-66, Class PA 94,611
29,539
3.500%,  12/25/2047, Ser.
2018-41, Class PB 28,640
NewRez Warehouse Securitization
Trust
750,000
5.256%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
740,389
RMF Buyout Issuance Trust
372,002
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
350,978
Seasoned Credit Risk Transfer
Trust
355,040
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
329,353
451,375
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
426,315
390,117
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
339,173
560,130
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 483,997
396,441
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
335,051

Government Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (13.2%) -
continued
$ 487,382
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
$ 421,112
Seasoned Loans Structured
Transaction Trust
460,018
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
419,581
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
590,442
Total 11,528,120
Commercial Mortgage-Backed Securities (6.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
550,000
2.920%,  6/25/2032, Ser.
K146, Class A2
c
502,253
750,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
a,c
730,510
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 689,348
800,000
3.500%,  9/25/2032, Ser.
K148, Class A2 766,008
750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 720,374
1,450,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,423,437
300,000
3.820%,  1/25/2033, Ser.
K153, Class A2 294,550
200,000
4.350%,  4/25/2033, Ser.
K154, Class A2 204,905
Total 5,331,385
Energy (0.2%)
Petroleos Mexicanos
125,000 2.378%,  4/15/2025 122,593
Total 122,593
Financials (1.2%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
247,245
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
249,764
Santander UK plc
300,000 1.625%,  2/12/2023
b
299,724
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
236,954
Total 1,033,687
Foreign Government (1.3%)
Province of British Columbia
450,000 1.750%,  9/27/2024 429,825
Province of Ontario
250,000 3.400%,  10/17/2023 247,232
Province of Quebec
500,000 2.750%,  4/12/2027 475,980
Total 1,153,037
Principal
Amount Long-Term Fixed Income (98.5%) Value
Mortgage-Backed Securities (32.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 453,315 3.000%,  2/1/2050 $ 418,184
717,938 2.500%,  5/1/2051 631,657
518,777 3.500%,  5/1/2052 486,961
504,569 4.000%,  5/1/2052 491,391
1,461,105 3.500%,  6/1/2052 1,371,295
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
230,494 2.500%,  7/1/2030 219,261
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,400,000 5.000%,  3/1/2038
d
1,419,107
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
617,915 3.500%,  5/1/2040 594,899
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,325,979 3.000%,  1/1/2052 1,206,403
85,975 2.000%,  2/1/2051
d
72,660
104,869 2.000%,  2/1/2051
d
88,719
799,382 2.500%,  2/1/2051 704,812
878,291 2.500%,  2/1/2051 776,858
1,475,470 2.000%,  3/1/2051 1,245,713
1,325,875 3.000%,  3/1/2052 1,208,644
787,819 2.000%,  4/1/2051 665,012
956,991 2.500%,  4/1/2051 843,878
793,264 3.000%,  4/1/2051 724,052
842,399 3.000%,  5/1/2050 775,694
129,971 2.000%,  5/1/2051
d
109,713
723,566 3.000%,  5/1/2051 669,023
592,188 3.000%,  6/1/2050 551,247
1,258,503 2.500%,  7/1/2051 1,107,407
386,168 3.500%,  7/1/2051 367,348
691,530 3.500%,  8/1/2050 658,464
581,592 3.500%,  9/1/2052 547,770
854,242 4.000%,  10/1/2052 829,394
139,493 2.000%,  11/1/2051
d
117,527
537,410 2.000%,  12/1/2050
d
454,776
1,401,291 2.500%,  12/1/2051 1,234,389
2,064,578 4.500%,  12/1/2052 2,059,275
2,630,000 5.500%,  2/1/2041
d
2,672,532
1,225,000 5.000%,  2/1/2042
d
1,229,498
700,000 4.500%,  2/1/2049
d,e
691,250
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
438,467 3.500%,  7/1/2061 408,523
425,241 4.000%,  12/1/2061 410,393
Total 28,063,729
U.S. Government & Agencies (39.2%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 484,430
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 489,741
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 487,348

Government Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
U.S. Government & Agencies (39.2%) -
continued
Federal National Mortgage
Association
$ 1,500,000 1.780%,  11/16/2035 $ 1,109,808
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 418,573
U.S. Treasury Bonds
735,000 1.375%,  8/15/2050 445,623
150,000 4.250%,  12/31/2024 150,000
2,000,000 1.875%,  2/28/2027 1,862,266
3,160,000 2.625%,  2/15/2029 2,992,495
1,470,000 1.500%,  2/15/2030 1,290,384
475,000 1.375%,  11/15/2031 400,466
1,350,000 2.875%,  5/15/2032 1,285,664
500,000 4.125%,  11/15/2032 526,016
500,000 4.750%,  2/15/2037 570,566
625,000 3.000%,  5/15/2042 558,984
2,205,000 2.500%,  5/15/2046 1,770,977
2,060,000 2.875%,  5/15/2049 1,778,198
U.S. Treasury Bonds, TIPS
228,170 0.875%,  2/15/2047 196,926
U.S. Treasury Notes
250,000 2.125%,  11/30/2024 240,537
3,000,000 2.875%,  7/31/2025 2,921,016
450,000 0.250%,  8/31/2025 409,324
375,000 2.625%,  1/31/2026 362,109
2,900,000 0.500%,  2/28/2026 2,620,309
250,000 1.750%,  12/31/2026 232,451
1,700,000 3.250%,  6/30/2027 1,670,981
1,750,000 0.625%,  11/30/2027 1,519,355
1,500,000 1.250%,  5/31/2028 1,329,785
3,150,000 4.000%,  10/31/2029 3,228,504
U.S. Treasury Notes, TIPS
620,819 0.125%,  10/15/2024 600,855
2,421,056 0.125%,  10/15/2025 2,321,818
Total 34,275,509
Total Long-Term Fixed Income
(cost $90,933,370) 86,072,697
Shares or
Principal
Amount Short-Term Investments ( 8 .1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.200%, 2/15/2023
f,g
99,826
Thrivent Core Short-Term Reserve
Fund
696,789 4.830% 6,967,885
Total Short-Term Investments
(cost $7,061,147) 7,067,711
Total Investments (cost
$97,994,517) 106.6% $ 93,140,408
Other Assets and Liabilities, Net
(6.6%) (5,786,965)
Total Net Assets 100.0% $ 87,353,443
a Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $6,177,128 or
7.1% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,564,637 – 4,564,637 –
Collateralized Mortgage Obligations 11,528,120 – 11,528,120 –
Commercial Mortgage-Backed Securities 5,331,385 – 5,331,385 –
Energy 122,593 – 122,593 –
Financials 1,033,687 – 1,033,687 –
Foreign Government 1,153,037 – 1,153,037 –
Mortgage-Backed Securities 28,063,729 – 28,063,729 –
U.S. Government & Agencies 34,275,509 – 34,275,509 –
Short-Term Investments 99,826 – 99,826 –
Subtotal Investments in Securities $ 86,172,523 $ – $ 86,172,523 $ –
Other Investments  * Total
Affiliated Short-Term Investments 6,967,885
Subtotal Other Investments $ 6,967,885
Total Investments at Value $ 93,140,408
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 78,584 78,584 – –
Total Asset Derivatives $ 78,584 $ 78,584 $ – $ –
Liability Derivatives
Futures Contracts 87,973 87,973 – –
Call Options Written 4,714 – – 4,714
Total Liability Derivatives $ 92,687 $ 87,973 $ – $ 4,714
The following table presents Government Bond Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $99,826 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 March 2023 $ 2,496,631 $ 22,714
CBOT 5-Yr. U.S. Treasury Note 38 March 2023 4,115,879 35,324
CBOT U.S. Long Bond 6 March 2023 758,704 20,546
Total Futures Long Contracts $ 7,371,214 $ 78,584
CBOT 2-Yr. U.S. Treasury Note (22) March 2023 ( $ 4,520,275 ) ( $ 3,991 )
CME Ultra Long Term U.S. Treasury Bond (8) March 2023 (1,072,040) (61,960)
Ultra 10-Yr. U.S. Treasury Note (8) March 2023 (947,603) (22,022)
Total Futures Short Contracts ( $ 6,539,918 ) ( $ 87,973 )
Total Futures Contracts $ 831,296 ( $ 9,389 )

Government Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.08) $ 98.94 February 2023 ( $ 2,049,063 ) ( $ 4,714 ) $ 8,903
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ( $ 4,714 ) $ 8,903
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 13,232 $ 6,429 $ 12,693 $ 6,968 697 8.0%
Total Affiliated Short-Term Investments 13,232 6,968 8.0
Total Value $ 13,232 $ 6,968
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $113
Total Income/Non Income Cash from Affiliated Investments $113
Total $– $– $ –

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Arizona (3.9%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
$ 250,000 5.375%, 7/1/2053 $ 247,951
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
186,179
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 358,124
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
272,004
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
b
264,825
Total 1,329,083
California (5.8%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1
b
266,911
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 230,453
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 247,613
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 229,761
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
b
251,849
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 257,588
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
256,027
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
216,538
Total 1,956,740
Colorado (5.0%)
Centerra Metropolitan District No. 1
Larimer County, CO Special Rev.
250,000 6.500%, 12/1/2053 254,105
Principal
Amount Long-Term Fixed Income (99.3%) Value
Colorado (5.0%) - continued
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
$ 225,000 5.000%, 4/1/2048 $ 231,393
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 293,916
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
128,731
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 329,099
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 221,022
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 231,140
Total 1,689,406
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
240,648
Total 240,648
Delaware (1.7%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 355,438
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 230,387
Total 585,825
Florida (6.9%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 200,686
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
a
192,246
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
200,000 5.750%, 6/15/2047, Ser. A 209,181
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 151,867
250,000 4.000%, 7/1/2055, Ser. A 209,052

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Florida (6.9%) - continued
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
$ 250,000 5.000%, 6/1/2051 $ 207,006
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 303,858
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 269,348
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 264,561
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 97,386
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
218,838
Total 2,324,029
Georgia (3.4%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,817
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 264,544
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 256,187
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
400,000 5.250%, 10/1/2051 433,277
Total 1,162,825
Guam (1.0%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 335,446
Total 335,446
Idaho (0.6%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 209,531
Total 209,531
Illinois (4.4%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 254,009
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 208,651
Principal
Amount Long-Term Fixed Income (99.3%) Value
Illinois (4.4%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 150,000 5.000%, 2/15/2037 $ 152,859
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 247,606
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 310,138
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
68,729
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
239,579
Total 1,481,571
Indiana (0.8%)
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 152,042
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 123,497
Total 275,539
Iowa (1.9%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 155,020
150,000 5.000%, 5/15/2043, Ser. A 132,522
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 363,182
Total 650,724
Kansas (0.5%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
a
154,876
Total 154,876
Kentucky (0.6%)
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
200,000
1.370%, 11/1/2036, Ser. A,
AMT 200,000
Total 200,000
Maryland (1.9%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 208,122

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Maryland (1.9%) - continued
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
$ 200,000 6.000%, 7/1/2058, Ser. A $ 221,997
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
a
203,016
Total 633,135
Massachusetts (0.6%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 204,191
Total 204,191
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
c
250,843
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 190,919
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 106,411
225,000 5.000%, 12/31/2043, AMT 229,681
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT 247,387
Total 1,025,241
Minnesota (4.3%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 252,611
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 247,153
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 260,196
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 339,815
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 188,274
Principal
Amount Long-Term Fixed Income (99.3%) Value
Minnesota (4.3%) - continued
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
$ 200,000 4.000%, 12/1/2050 $ 175,611
Total 1,463,660
Missouri (3.3%)
Hannibal, MO Board of Public
Works C.O.P
300,000 4.000%, 4/1/2032 324,923
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 207,975
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 126,249
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 205,422
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 271,029
Total 1,135,598
Montana (0.6%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 196,536
Total 196,536
Nebraska (0.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 232,105
Total 232,105
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 232,004
Total 232,004
New Hampshire (0.8%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 272,812
Total 272,812
New Jersey (2.8%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 170,817

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
New Jersey (2.8%) - continued
New Jersey Transportation Trust
Fund Auth. Rev.
$ 250,000 4.000%, 6/15/2050, Ser. BB $ 237,677
225,000 5.000%, 6/15/2045, Ser. AA 229,116
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 313,430
Total 951,040
New York (8.0%)
Build NYC Resource Corporation
Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
a
208,722
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
410,000 5.000%, 6/15/2042 404,967
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 195,834
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
25,000 3.000%, 7/1/2025, Ser. C 24,212
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
273,080
New York City, NY G.O.
250,000 4.500%, 5/1/2049, Ser. D-1 258,247
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 310,174
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 213,659
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 230,999
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 412,062
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
*
193,058
Total 2,725,014
Principal
Amount Long-Term Fixed Income (99.3%) Value
North Carolina (1.9%)
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
$ 250,000
4.250%, 7/1/2052, Ser. B,
AMT $ 249,526
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 402,666
Total 652,192
North Dakota (0.7%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 238,429
Total 238,429
Ohio (2.3%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
295,000 5.000%, 6/1/2055, Ser. B-2 281,287
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
245,000 4.000%, 12/1/2055, Ser. A
a
207,256
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 103,838
Ohio Turnpike Commission Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
d
181,515
Total 773,896
Oregon (0.7%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 250,113
Total 250,113
Pennsylvania (4.2%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 365,479
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 209,147
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 236,047
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 255,346
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
91,815

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Pennsylvania (4.2%) - continued
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
$ 250,000 5.000%, 4/1/2039
e
$ 250,974
Total 1,408,808
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 442,576
Total 442,576
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 180,759
Total 180,759
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 207,499
Total 207,499
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 314,790
Total 314,790
Texas (11.5%)
Dallas, TX Independent School
District School Building U.T.G.O.
Refg. (PSF-GTD Insured)
250,000 5.000%, 2/15/2038
c,f
290,522
Gulf Coast, TX Waste Disposal
Auth. Rev. (ExxonMobil)
900,000 1.250%, 12/1/2025, AMT 900,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 237,963
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 328,340
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 308,518
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 240,068
Principal
Amount Long-Term Fixed Income (99.3%) Value
Texas (11.5%) - continued
Port Freeport, TX Rev.
$ 300,000
5.000%, 6/1/2049, Ser. A,
AMT $ 311,122
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
186,316
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 240,292
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 284,318
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 233,134
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 53,496
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 303,593
Total 3,917,682
Utah (1.8%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
385,668
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 240,011
Total 625,679
Virginia (3.4%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 230,981
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 452,469
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 484,051
Total 1,167,501
West Virginia (1.2%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
a
393,073
Total 393,073

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Wisconsin (4.4%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
$ 335,000 5.000%, 2/1/2052, Ser. A $ 325,453
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 406,333
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 327,157
Public Finance Auth., WI Student
Housing Rev. (University of
Hawaii Foundation)
250,000 4.000%, 7/1/2051, Ser. A-1 196,702
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 228,187
Total 1,483,832
Total Long-Term Fixed Income
(cost $36,891,545) 33,724,408
Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 4.170%, 2/8/2023
h
99,913
Total Short-Term Investments
(cost $99,919) 99,913
Total Investments
(cost $36,991,464) 99.6% $33,824,321
Other Assets and Liabilities,
Net 0.4% 120,872
Total Net Assets 100.0% $33,945,193
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $3,450,138 or
10.2% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of January 31, 2023
was $193,058 or 0.57% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
Suffolk County, NY Economic
Development Corporation
Rev. (St. Johnland Assisted
Living, Inc.), 11/1/2054 2/12/2021 $ 250,767
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 9,353,823 – 9,353,823 –
Electric Revenue 916,556 – 916,556 –
Escrowed/Pre-refunded 250,974 – 250,974 –
General Obligation 1,145,530 – 1,145,530 –
Health Care 5,702,840 – 5,702,840 –
Housing Finance 1,521,516 – 1,521,516 –
Industrial Development Revenue 1,576,959 – 1,576,959 –
Other Revenue 4,000,385 – 4,000,385 –
Tax Revenue 1,503,509 – 1,503,509 –
Transportation 7,053,200 – 7,053,200 –
Water & Sewer 699,116 – 699,116 –
Short-Term Investments 99,913 – 99,913 –
Total Investments at Value $33,824,321 $– $ 33,824,321 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 45,575 45,575 – –
Total Liability Derivatives $45,575 $45,575 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$99,913 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (10) March 2023 ( $ 1,253,175) ( $ 45,575)
Total Futures Short Contracts ( $ 1,253,175) ($45,575)
Total Futures Contracts ( $ 1,253,175) ($45,575)

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3 .9% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,925,963
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 2,852,813
Total 2,852,813
Capital Goods (0.2%)
Mauser Packaging Solutions
Holding Company, Term Loan
1,343,823
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,330,385
Total 1,330,385
Communications Services (1.1%)
Cengage Learning, Inc., Term
Loan
2,342,211
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,228,614
DIRECTV Financing, LLC, Term
Loan
2,720,187
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,671,170
Gogo Intermediate Holdings, LLC,
Term Loan
740,496
8.575%,  (LIBOR 3M +
3.750%), 4/30/2028
b
739,303
NEP Group, Inc., Term Loan
2,365,714
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,124,411
Total 7,763,498
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,532,069
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,431,596
Total 1,431,596
Consumer Non-Cyclical (0.4%)
Alltech, Inc., Term Loan
1,446,348
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
b
1,389,853
B&G Foods, Inc., Term Loan
636,423
7.070%,  (LIBOR 1M +
2.500%), 10/10/2026
b
608,446
City Brewing Company, LLC, Term
Loan
1,088,972
8.330%,  (LIBOR 3M +
3.500%), 4/5/2028
b
484,593
Total 2,482,892
Energy (0.3%)
GIP II Blue Holding, LP, Term Loan
1,613,534
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,610,001
Total 1,610,001
Financials (0.1%)
Asurion, LLC, Term Loan
938,000
9.820%,  (LIBOR 1M +
5.250%), 1/20/2029
b
782,648
Total 782,648
Principal
Amount Bank Loans (3.9%)
a
Value
Technology (0.7%)
CoreLogic, Inc., Term Loan
$ 1,392,375
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,d,e
$ 1,178,590
Peraton Corporation, Term Loan
2,778,084
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,760,721
Rackspace Technology Global,
Inc., Term Loan
1,424,625
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
b
891,131
Total 4,830,442
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,560,000
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,626,791
Air Canada, Term Loan
975,100
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
b
973,530
Total 3,600,321
Total Bank Loans
(cost $28,544,908) 26,684,596
Principal
Amount Long-Term Fixed Income ( 88 .8% ) Value
Basic Materials (5.6%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,f,g
2,860
Cascades USA, Inc.
790,000 5.125%,  1/15/2026
h,i
736,312
Chemours Company
2,410,000 5.750%,  11/15/2028
h
2,196,112
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
h,i
1,352,183
1,090,000 4.875%,  3/1/2031
h,i
1,018,191
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
h
3,029,340
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
h
909,241
1,938,000 6.875%,  10/15/2027
h
1,878,649
Hecla Mining Company
805,000 7.250%,  2/15/2028 802,757
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
667,906
Innophos Holdings, Inc.
813,000 9.375%,  2/15/2028
h
801,667
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,388,391
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,752,587
Novelis Corporation
580,000 3.250%,  11/15/2026
h
525,086
2,010,000 4.750%,  1/30/2030
h
1,819,050
580,000 3.875%,  8/15/2031
h
489,520
OCI NV
2,564,000 4.625%,  10/15/2025
h
2,497,824
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,384,185
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,049,000 5.375%,  11/1/2026
h
1,878,031

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Basic Materials (5.6%) - continued
SK Invictus Intermediate II SARL
$ 1,643,000 5.000%,  10/30/2029
h
$ 1,347,260
SPCM SA
926,000 3.125%,  3/15/2027
h
815,222
1,157,000 3.375%,  3/15/2030
h
979,400
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
1,965,920
Sylvamo Corporation
1,429,000 7.000%,  9/1/2029
h
1,366,353
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
h
2,292,950
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
h
1,616,743
United States Steel Corporation
2,111,000 6.875%,  3/1/2029
i
2,133,007
Total 38,646,747
Capital Goods (11.0%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,g,j
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
h
2,246,410
AECOM
1,850,000 5.125%,  3/15/2027 1,817,810
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
h
1,842,619
2,750,000 4.625%,  5/15/2030
h
2,464,165
ARD Finance SA
1,500,000 6.500%,  6/30/2027
h
1,176,660
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
h
2,342,830
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
h
1,530,380
Bombardier, Inc.
935,000 7.125%,  6/15/2026
h
932,765
2,250,000 7.875%,  4/15/2027
h,i
2,248,082
1,755,000 6.000%,  2/15/2028
h
1,664,413
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
h
839,155
Canpack SA/Canpack US, LLC
1,380,000 3.125%,  11/1/2025
h
1,256,490
Chart Industries, Inc.
670,000 7.500%,  1/1/2030
h
685,075
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
h
2,803,784
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
h
268,391
546,000 8.750%,  4/15/2030
h
482,545
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
h
1,049,517
Covert Mergeco, Inc.
826,000 4.875%,  12/1/2029
h
721,717
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
h,i
1,494,787
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,775,794
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
h
3,448,909
Principal
Amount Long-Term Fixed Income (88.8%) Value
Capital Goods (11.0%) - continued
H&E Equipment Services, Inc.
$ 4,500,000 3.875%,  12/15/2028
h
$ 3,960,270
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
h
4,481,100
Howmet Aerospace, Inc.
3,168,000 3.000%,  1/15/2029 2,764,080
JELD-WEN, Inc.
761,000 6.250%,  5/15/2025
h
729,075
Mauser Packaging Solutions
Holding Company
1,875,000 7.250%,  4/15/2025
h
1,830,469
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h
967,000
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
h
727,276
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
h
1,948,899
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
h
2,810,439
OI European Group BV
2,270,000 4.750%,  2/15/2030
h
2,037,892
Owens-Brockway Glass Container,
Inc.
1,309,000 5.875%,  8/15/2023
h,i
1,304,119
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
h
1,430,956
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
h
1,857,458
Roller Bearing Company of
America, Inc.
870,000 4.375%,  10/15/2029
h
783,931
SRM Escrow Issuer, LLC
3,575,000 6.000%,  11/1/2028
h
3,264,046
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
h
4,253,501
110,000 4.625%,  1/15/2029 99,238
1,885,000 4.875%,  5/1/2029 1,700,845
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
h
998,338
470,000 8.500%,  8/15/2027
h,i
452,018
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,504,916
WESCO Distribution, Inc.
2,510,000 7.250%,  6/15/2028
h
2,571,938
Total 75,587,352
Communications Services (12.2%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
h
756,986
Altice Financing SA
935,000 5.750%,  8/15/2029
h
785,312
Altice France SA
1,410,000 5.125%,  7/15/2029
h
1,106,737
2,676,000 5.500%,  10/15/2029
h
2,115,902
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
h
451,858
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
h
3,006,250
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
h
2,353,984

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Communications Services (12.2%) - continued
$ 347,000 6.375%,  9/1/2029
h
$ 334,855
3,760,000 4.750%,  3/1/2030
h
3,285,450
1,218,000 4.750%,  2/1/2032
h
1,035,300
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
h,i
766,100
Clear Channel Worldwide
Holdings, Inc.
1,608,000 5.125%,  8/15/2027
h
1,458,400
646,000 7.750%,  4/15/2028
h,i
549,572
Consolidated Communications,
Inc.
1,672,000 5.000%,  10/1/2028
h
1,254,329
612,000 6.500%,  10/1/2028
h
498,562
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
h
1,974,375
1,432,000 6.500%,  2/1/2029
h
1,238,938
2,325,000 4.125%,  12/1/2030
h
1,718,803
Cumulus Media New Holdings,
Inc.
811,000 6.750%,  7/1/2026
h,i
676,942
DIRECTV Holdings, LLC
835,000 5.875%,  8/15/2027
h
756,347
DISH DBS Corporation
634,000 5.875%,  11/15/2024 598,385
1,019,000 5.250%,  12/1/2026
h
878,251
719,000 7.375%,  7/1/2028 516,339
760,000 5.750%,  12/1/2028
h
621,819
1,162,000 5.125%,  6/1/2029 738,904
DISH Network Corporation
321,000 11.750%,  11/15/2027
h
333,583
Entercom Media Corporation
2,516,000 6.500%,  5/1/2027
h
415,099
Frontier Communications
Corporation
840,000 6.750%,  5/1/2029
h
720,300
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
802,133
1,410,000 5.000%,  5/1/2028
h
1,281,901
510,000 8.750%,  5/15/2030
h
528,487
GCI, LLC
3,410,000 4.750%,  10/15/2028
h
3,002,641
Gray Escrow II, Inc.
6,200,000 5.375%,  11/15/2031
h
4,767,955
iHeartCommunications, Inc.
2,379,000 6.375%,  5/1/2026 2,272,897
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
h
2,339,926
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 941,718
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
h
3,244,419
Level 3 Financing, Inc.
1,090,000 4.625%,  9/15/2027
h
923,347
1,640,000 4.250%,  7/1/2028
h
1,299,684
Lumen Technologies, Inc.
1,349,000 5.125%,  12/15/2026
h,i
1,153,395
Magallanes, Inc.
2,300,000 4.054%,  3/15/2029
h
2,110,964
Netflix, Inc.
660,000 4.875%,  4/15/2028 657,525
Principal
Amount Long-Term Fixed Income (88.8%) Value
Communications Services (12.2%) - continued
News Corporation
$ 710,000 3.875%,  5/15/2029
h
$ 635,294
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
h
1,468,666
Radiate Holdco, LLC/Radiate
Finance, Inc.
945,000 6.500%,  9/15/2028
h
492,336
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
h
635,748
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
h
1,954,575
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
h
567,016
360,000 5.000%,  8/1/2027
h
340,650
1,640,000 4.000%,  7/15/2028
h
1,459,764
860,000 3.875%,  9/1/2031
h
708,967
Sprint Capital Corporation
315,000 6.875%,  11/15/2028 336,999
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,001,477
5,960,000 7.625%,  2/15/2025 6,186,158
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 2,036,648
Telecom Italia Capital SA
240,000 6.000%,  9/30/2034 192,572
Telecom Italia SPA
90,000 5.303%,  5/30/2024
h
87,319
Telesat Canada/Telesat, LLC
1,080,000 4.875%,  6/1/2027
h
528,973
405,000 6.500%,  10/15/2027
h
113,156
United States Cellular Corporation
1,711,000 6.700%,  12/15/2033 1,591,230
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,232,000 4.750%,  4/15/2028
h
1,825,135
Univision Communications, Inc.
2,083,000 6.625%,  6/1/2027
h
2,041,340
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,712,660
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
h
669,825
Total 83,861,182
Consumer Cyclical (16.5%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
h
3,703,836
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
h
601,181
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
h
1,410,429
1,175,000 4.625%,  6/1/2028
h
1,013,484
940,000 6.000%,  6/1/2029
h
756,324
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
h
3,289,501
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
i
1,794,107
Arko Corporation
1,344,000 5.125%,  11/15/2029
h
1,065,389

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Consumer Cyclical (16.5%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 700,000 4.625%,  8/1/2029
h
$ 584,500
1,333,000 4.625%,  4/1/2030
h
1,106,941
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,691,643
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
h
1,173,379
Brookfield Residential Properties,
Inc.
1,875,000 5.000%,  6/15/2029
h
1,489,031
435,000 4.875%,  2/15/2030
h
337,109
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
h
3,060,167
1,400,000 8.125%,  7/1/2027
h,i
1,421,000
2,153,000 4.625%,  10/15/2029
h,i
1,840,815
Carnival Corporation
1,558,000 10.500%,  2/1/2026
h
1,629,528
2,147,000 5.750%,  3/1/2027
h
1,782,010
850,000 4.000%,  8/1/2028
h
734,383
Cedar Fair, LP
900,000 5.375%,  4/15/2027 870,750
1,849,000 5.250%,  7/15/2029
i
1,694,886
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
h
874,842
Cinemark USA, Inc.
2,726,000 5.875%,  3/15/2026
h,i
2,447,880
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,490,527
1,656,000 6.100%,  8/19/2032 1,624,956
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,854,525
2,090,000 4.134%,  8/4/2025 1,995,887
2,900,000 3.375%,  11/13/2025 2,700,625
1,725,000 7.350%,  3/6/2030 1,810,560
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
i
1,237,707
1,170,000 5.250%,  7/15/2031
i
988,393
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
h,i
436,470
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
h
1,755,406
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 1,838,306
887,000 3.625%,  2/15/2032
h
744,858
Hilton Grand Vacations Borrower
Escrow, LLC
1,742,000 5.000%,  6/1/2029
h
1,557,958
International Game Technology plc
1,500,000 6.250%,  1/15/2027
h
1,500,000
550,000 5.250%,  1/15/2029
h
527,835
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
1,020,254
KAR Auction Services, Inc.
534,000 5.125%,  6/1/2025
h,i
524,911
KB Home
1,870,000 6.875%,  6/15/2027 1,907,400
L Brands, Inc.
1,810,000 5.250%,  2/1/2028 1,708,478
2,190,000 6.625%,  10/1/2030
h
2,140,024
970,000 6.875%,  11/1/2035 884,022
Principal
Amount Long-Term Fixed Income (88.8%) Value
Consumer Cyclical (16.5%) - continued
Live Nation Entertainment, Inc.
$ 1,440,000 4.750%,  10/15/2027
h,i
$ 1,332,000
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
h,i
2,083,231
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
h
1,096,407
Michaels Companies, Inc.
1,314,000 5.250%,  5/1/2028
h
1,095,758
NCL Corporation, Ltd.
389,000 3.625%,  12/15/2024
h
365,174
540,000 5.875%,  3/15/2026
h
467,089
1,822,000 5.875%,  2/15/2027
h
1,694,004
New Red Finance, Inc.
1,385,000 4.000%,  10/15/2030
h
1,178,981
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 573,695
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
h
1,154,634
PetSmart, Inc./PetSmart Finance
Corporation
3,225,000 7.750%,  2/15/2029
h
3,169,339
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
h
3,270,392
1,595,000 3.375%,  8/31/2027
h
1,415,324
1,484,000 6.250%,  1/15/2028
h
1,407,426
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
2,905,000 5.750%,  1/15/2029
h
2,258,754
Royal Caribbean Cruises, Ltd.
816,000 11.500%,  6/1/2025
h
876,204
2,628,000 4.250%,  7/1/2026
h
2,279,790
1,261,000 9.250%,  1/15/2029
h,i
1,330,191
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
h
2,707,155
680,000 6.625%,  3/1/2030
h
605,727
SeaWorld Parks and
Entertainment, Inc.
842,000 5.250%,  8/15/2029
h
761,010
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
h
508,489
Staples, Inc.
1,407,000 10.750%,  4/15/2027
h
1,065,802
Station Casinos, LLC
700,000 4.500%,  2/15/2028
h
630,175
724,000 4.625%,  12/1/2031
h
610,271
Travel + Leisure Company
830,000 6.625%,  7/31/2026
h
823,669
Tripadvisor, Inc.
406,000 7.000%,  7/15/2025
h
407,624
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
h,i
1,428,563
VICI Properties, LP/VICI Note
Company, Inc.
2,250,000 5.750%,  2/1/2027
h
2,238,188
2,010,000 3.750%,  2/15/2027
h
1,857,130
Viking Cruises, Ltd.
1,100,000 5.875%,  9/15/2027
h
936,958
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
h
1,878,640
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
871,969

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Consumer Cyclical (16.5%) - continued
Wyndham Hotels & Resorts, Inc.
$ 1,460,000 4.375%,  8/15/2028
h,i
$ 1,346,566
Total 113,348,546
Consumer Non-Cyclical (11.9%)
1375209 B.C., Ltd.
1,339,000 9.000%,  1/30/2028
h
1,333,992
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
h
1,734,931
4,230,000 5.875%,  2/15/2028
h
4,134,825
384,000 3.500%,  3/15/2029
h
331,200
Aramark Services, Inc.
2,587,000 5.000%,  2/1/2028
h
2,438,247
Avantor Funding, Inc.
1,590,000 4.625%,  7/15/2028
h
1,498,718
B&G Foods, Inc.
811,000 5.250%,  9/15/2027 655,896
Bausch Health Companies, Inc.
1,154,000 5.500%,  11/1/2025
h,i
981,512
1,635,000 4.875%,  6/1/2028
h
1,051,011
1,577,000 11.000%,  9/30/2028
h,i
1,233,845
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 1,972,696
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
h
249,917
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
h
1,795,800
CHS/Community Health Systems,
Inc.
719,000 4.750%,  2/15/2031
h
550,030
Community Health Systems, Inc.
1,835,000 5.625%,  3/15/2027
h
1,624,342
Coty, Inc.
1,602,000 5.000%,  4/15/2026
h
1,533,915
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
h
2,171,647
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,382,635
Embecta Corporation
1,210,000 5.000%,  2/15/2030
h,i
996,737
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,309,080
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
h
2,085,350
Garden Spinco Corporation
300,000 8.625%,  7/20/2030
h
321,001
HCA, Inc.
2,014,000 5.375%,  2/1/2025 2,021,608
HLF Financing SARL, LLC
2,345,000 4.875%,  6/1/2029
h
1,714,781
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
h
972,554
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
800,000 5.125%,  2/1/2028
h
782,579
Lamb Weston Holdings, Inc.
920,000 4.125%,  1/31/2030
h
829,150
Mattel, Inc.
2,720,000 3.375%,  4/1/2026
h
2,536,413
Principal
Amount Long-Term Fixed Income (88.8%) Value
Consumer Non-Cyclical (11.9%) - continued
$ 1,025,000 5.875%,  12/15/2027
h
$ 1,022,437
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
h
1,195,311
1,527,000 5.250%,  10/1/2029
h,i
1,278,535
Organon & Company
2,359,000 4.125%,  4/30/2028
h
2,133,598
Owens & Minor, Inc.
1,366,000 6.625%,  4/1/2030
h
1,207,957
Performance Food Group, Inc.
1,183,000 4.250%,  8/1/2029
h
1,055,532
Perrigo Finance Unlimited
Company
2,356,000 4.375%,  3/15/2026 2,230,779
Pilgrim's Pride Corporation
2,826,000 3.500%,  3/1/2032
h
2,302,907
Post Holdings, Inc.
1,317,000 5.750%,  3/1/2027
h
1,297,350
716,000 5.625%,  1/15/2028
h
689,150
766,000 5.500%,  12/15/2029
h
710,368
1,715,000 4.500%,  9/15/2031
h
1,479,188
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
h
1,424,368
SEG Holding, LLC
3,275,000 5.625%,  10/15/2028
h
3,096,013
Simmons Foods, Inc.
2,568,000 4.625%,  3/1/2029
h
2,177,240
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
h
1,533,220
730,000 5.500%,  7/15/2030
h
663,081
Syneos Health, Inc.
2,030,000 3.625%,  1/15/2029
h
1,641,763
Tenet Healthcare Corporation
1,795,000 4.875%,  1/1/2026 1,748,276
3,960,000 5.125%,  11/1/2027 3,811,500
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,528,609
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,813,116
United Natural Foods, Inc.
1,697,000 6.750%,  10/15/2028
h
1,637,605
Total 81,922,315
Energy (12.6%)
Antero Resources Corporation
490,000 5.375%,  3/1/2030
h
456,925
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
921,500
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
573,000 7.625%,  12/15/2025
h
581,953
1,090,000 6.625%,  7/15/2026
h
1,073,650
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 746,336
1,530,000 4.500%,  3/1/2028
h
1,396,504
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026 1,898,372
669,000 7.500%,  6/15/2030
h,i
647,257
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,199,891
232,000 3.250%,  1/31/2032 193,681

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Energy (12.6%) - continued
Chesapeake Energy Corporation
$ 930,000 6.750%,  4/15/2029
h
$ 917,027
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
h
1,143,899
Chord Energy Corporation
930,000 6.375%,  6/1/2026
h
916,050
CNX Resources Corporation
1,438,000 7.375%,  1/15/2031
h,i
1,398,441
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
h
2,315,250
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
h
2,135,392
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
h
1,667,250
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
h
1,219,725
540,000 4.375%,  6/15/2031
h
472,350
Endeavor Energy Resources, LP/
EER Finance, Inc.
980,000 5.750%,  1/30/2028
h
960,400
Enerflex, Ltd.
1,080,000 9.000%,  10/15/2027
h
1,100,002
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
h
2,370,437
EQM Midstream Partners, LP
1,356,000 4.750%,  1/15/2031
h
1,146,935
EQT Corporation
470,000 3.125%,  5/15/2026
h
439,506
1,335,000 3.900%,  10/1/2027 1,266,488
Ferrellgas, LP
1,423,000 5.375%,  4/1/2026
h
1,309,160
Genesis Energy LP/Genesis
Energy Finance Corporation
1,080,000 8.875%,  4/15/2030 1,097,550
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
h
3,118,488
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
h
702,985
1,395,000 4.250%,  2/15/2030
h
1,221,751
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
h
864,595
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
h
1,777,230
1,440,000 6.250%,  4/15/2032
h
1,329,181
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
h
1,087,625
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
h
2,038,725
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,450,813
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
h
2,480,718
MEG Energy Corporation
1,760,000 7.125%,  2/1/2027
h
1,805,232
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,432,096
Nabors Industries, Ltd.
1,755,000 7.250%,  1/15/2026
h
1,706,738
Principal
Amount Long-Term Fixed Income (88.8%) Value
Energy (12.6%) - continued
New Fortress Energy, Inc.
$ 840,000 6.750%,  9/15/2025
h
$ 803,574
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 479,912
Occidental Petroleum Corporation
565,000 8.500%,  7/15/2027 625,031
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 846,999
470,000 5.150%,  11/15/2029 439,096
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
h
1,343,720
Range Resources Corporation
820,000 4.875%,  5/15/2025 791,101
1,718,000 4.750%,  2/15/2030
h,i
1,538,906
Rockcliff Energy II, LLC
1,047,000 5.500%,  10/15/2029
h
995,948
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,f,g
3
SM Energy Company
820,000 5.625%,  6/1/2025 803,600
1,908,000 6.750%,  9/15/2026 1,878,149
Southwestern Energy Company
1,409,000 5.375%,  2/1/2029 1,323,960
976,000 4.750%,  2/1/2032 860,364
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
1,657,000 5.875%,  3/1/2027 1,601,325
Sunoco, LP
975,000 4.500%,  5/15/2029 882,073
Sunoco, LP/Sunoco Finance
Corporation
784,000 4.500%,  4/30/2030 698,426
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,475,000 5.500%,  1/15/2028
h
2,279,190
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,448,394
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
h
868,388
Transocean, Inc.
2,922,000 11.500%,  1/30/2027
h
3,048,961
USA Compression Partners, LP
700,000 6.875%,  9/1/2027 679,000
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,100,000 6.875%,  4/1/2026 1,079,595
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
h
1,752,410
882,000 6.250%,  1/15/2030
h
898,564
1,280,000 4.125%,  8/15/2031
h
1,134,797
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
h
700,274
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
h
2,171,241
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,110,725
Total 86,091,834

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Financials (8.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
$ 1,080,000 7.000%,  11/15/2025
h
$ 1,027,480
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,356,139
Aircastle, Ltd.
476,000 2.850%,  1/26/2028
h
414,975
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
h
1,005,480
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
h
821,578
Centene Corporation
1,450,000 4.250%,  12/15/2027 1,390,941
970,000 4.625%,  12/15/2029 921,558
830,000 3.375%,  2/15/2030 729,670
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,741,446
Coinbase Global, Inc.
543,000 3.625%,  10/1/2031
h
316,297
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
h
1,326,108
422,000 6.625%,  3/15/2026 386,130
Deutsche Bank AG
542,000 4.296%,  5/24/2028
b
529,851
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
h
4,150,472
EPR Properties
476,000 3.750%,  8/15/2029 395,565
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
h
1,605,912
702,000 9.750%,  8/1/2027
h
721,682
Genworth Mortgage Holdings, Inc.
1,032,000 6.500%,  8/15/2025
h
1,016,520
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
h
3,381,029
goeasy, Ltd.
544,000 5.375%,  12/1/2024
h
520,706
HUB International, Ltd.
737,000 7.000%,  5/1/2026
h
729,652
1,333,000 5.625%,  12/1/2029
h
1,192,864
Icahn Enterprises, LP
3,338,000 4.750%,  9/15/2024 3,258,722
1,693,000 6.250%,  5/15/2026 1,670,153
1,084,000 5.250%,  5/15/2027 1,009,307
Intesa Sanpaolo SPA
542,000 5.017%,  6/26/2024
h
528,776
iStar, Inc.
1,870,000 5.500%,  2/15/2026 1,882,529
Jefferies Finance, LLC
1,158,000 5.000%,  8/15/2028
h
982,153
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
h
1,265,264
MPT Operating Partnership, LP
1,376,000 4.625%,  8/1/2029 1,069,840
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
h
1,265,110
Navient Corporation
1,100,000 6.750%,  6/25/2025 1,097,459
Principal
Amount Long-Term Fixed Income (88.8%) Value
Financials (8.8%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 2,408,000 4.500%,  9/30/2028
h
$ 1,829,111
Office Properties Income Trust
536,000 4.250%,  5/15/2024 520,177
589,000 2.650%,  6/15/2026 473,150
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,054,678
1,753,000 7.125%,  3/15/2026 1,741,527
1,152,000 4.000%,  9/15/2030 918,651
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
h
1,276,867
PennyMac Financial Services, Inc.
841,000 4.250%,  2/15/2029
h
691,167
PRA Group, Inc.
1,005,000 7.375%,  9/1/2025
h
996,543
675,000 8.375%,  2/1/2028
e,h
678,423
Quicken Loans, LLC
950,000 3.875%,  3/1/2031
h
773,747
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
h
618,419
Service Properties Trust
1,448,000 4.650%,  3/15/2024 1,409,984
424,000 4.350%,  10/1/2024 399,832
2,137,000 7.500%,  9/15/2025 2,101,291
SLM Corporation
700,000 4.200%,  10/29/2025 652,785
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
h
350,754
1,059,000 5.500%,  4/15/2029
h
910,581
USI, Inc./NY
542,000 6.875%,  5/1/2025
h
539,453
XHR, LP
677,000 6.375%,  8/15/2025
h
666,896
762,000 4.875%,  6/1/2029
h
676,275
Total 59,991,679
Technology (5.3%)
Black Knight InfoServ, LLC
2,425,000 3.625%,  9/1/2028
h
2,157,183
Cloud Software Group Holdings,
Inc.
721,000 6.500%,  3/31/2029
h
632,742
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
h
2,558,875
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
h,i
1,151,526
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
h
846,035
II-VI, Inc.
848,000 5.000%,  12/15/2029
h,i
770,114
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
h
3,285,360
610,000 5.000%,  7/15/2028
h
560,903
980,000 5.250%,  7/15/2030
h
886,841
1,830,000 4.500%,  2/15/2031
h
1,568,109
Minerva Merger Sub, Inc.
1,788,000 6.500%,  2/15/2030
h,i
1,481,380
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
h
1,959,800

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.8%) Value
Technology (5.3%) - continued
NCR Corporation
$ 3,960,000 5.750%,  9/1/2027
h
$ 3,842,627
Open Text Corporation
1,427,000 4.125%,  2/15/2030
h
1,201,644
PTC, Inc.
360,000 3.625%,  2/15/2025
h
345,216
1,055,000 4.000%,  2/15/2028
h
982,864
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
h
580,206
550,000 5.375%,  12/1/2028
h
202,642
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 3,248,198
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
h
982,116
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
h
947,040
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
h
3,837,359
Unisys Corporation
1,460,000 6.875%,  11/1/2027
h
1,105,950
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
h
1,401,235
Total 36,535,965
Transportation (2.3%)
Allegiant Travel Company
1,220,000 7.250%,  8/15/2027
h
1,192,687
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
h,i
439,330
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
h
1,537,129
1,423,000 5.500%,  4/20/2026
h
1,395,002
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,750,000 5.375%,  3/1/2029
h,i
1,564,500
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
h
821,234
344,000 7.375%,  1/15/2026
i
358,050
Hawaiian Brand Intellectual
Property, Ltd.
390,000 5.750%,  1/20/2026
h
372,446
Hertz Corporation
1,333,000 4.625%,  12/1/2026
h
1,186,370
1,599,000 5.000%,  12/1/2029
h
1,307,183
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
h
459,000
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
h
1,004,396
1,257,000 4.625%,  4/15/2029
h
1,146,523
VistaJet Malta Finance plc/XO
Management Holding, Inc.
1,683,000 6.375%,  2/1/2030
h
1,484,238
XPO Escrow Sub, LLC
1,619,000 7.500%,  11/15/2027
h
1,663,684
Total 15,931,772
Utilities (2.6%)
Calpine Corporation
1,680,000 4.500%,  2/15/2028
h
1,550,237
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,026,899
Principal
Amount Long-Term Fixed Income (88.8%) Value
Utilities (2.6%) - continued
Leeward Renewable Energy
Operations, LLC
$ 935,000 4.250%,  7/1/2029
h
$ 821,587
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
h
2,363,288
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
h
1,004,479
1,270,000 5.250%,  6/15/2029
h
1,146,175
PG&E Corporation
1,944,000 5.000%,  7/1/2028
i
1,821,625
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
h,i
837,000
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
h
2,217,150
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
h
2,930,686
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,h,k
1,812,030
Vistra Operations Company, LLC
360,000 5.000%,  7/31/2027
h
338,789
Total 17,869,945
Total Long-Term Fixed Income
(cost $668,347,854) 609,787,337
Shares
Collateral Held for Securities
Loaned ( 9 .3% ) Value
64,192,368 Thrivent Cash Management Trust 64,192,368
Total Collateral Held for
Securities Loaned
(cost $64,192,368) 64,192,368
Shares
Registered Investment
Companies ( 4 .4% ) Value
Unaffiliated  (4.4%)
51,925 iShares Preferred and Income
Securities ETF 1,744,680
111,886 SPDR Bloomberg High Yield Bond
ETF
i
10,475,886
721,946 SPDR Bloomberg Short Term High
Yield Bond ETF
i
18,063,089
Total 30,283,655
Total Registered Investment
Companies (cost $30,663,494) 30,283,655
Shares Common Stock ( 0 .1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
744,346
Total 744,346
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
123,932
Total 123,932
Total Common Stock
(cost $721,635) 868,278

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 3 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,230,711 4.830% $ 22,307,112
Total Short-Term Investments
(cost $22,301,623) 22,307,112
Total Investments (cost
$814,771,882) 109.8% $ 754,123,346
Other Assets and Liabilities, Net
(9.8%) (67,236,116)
Total Net Assets 100.0% $ 686,887,230
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $467,958,057 or
68.1% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2023.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 31, 2023 was $20,110 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 35,021,398
Common Stock 27,102,222
Total lending $62,123,620
Gross amount payable upon return of
collateral for securities loaned $64,192,368
Net amounts due to counterparty $2,068,748
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,852,813 – – 2,852,813
Capital Goods 1,330,385 – 1,330,385 –
Communications Services 7,763,498 – 7,763,498 –
Consumer Cyclical 1,431,596 – 1,431,596 –
Consumer Non-Cyclical 2,482,892 – 2,482,892 –
Energy 1,610,001 – 1,610,001 –
Financials 782,648 – 782,648 –
Technology 4,830,442 – 4,830,442 –
Transportation 3,600,321 – 3,600,321 –
Long-Term Fixed Income
Basic Materials 38,646,747 – 38,646,747 –
Capital Goods 75,587,352 – 75,587,352 –
Communications Services 83,861,182 – 83,861,182 –
Consumer Cyclical 113,348,546 – 113,348,546 –
Consumer Non-Cyclical 81,922,315 – 81,922,315 –
Energy 86,091,834 – 86,091,831 3
Financials 59,991,679 – 59,991,679 –
Technology 36,535,965 – 36,535,965 –
Transportation 15,931,772 – 15,931,772 –
Utilities 17,869,945 – 17,869,945 –
Registered Investment Companies
Unaffiliated 30,283,655 30,283,655 – –
Common Stock
Communications Services 744,346 – 744,346 –
Energy 123,932 123,932 – –
Subtotal Investments in Securities $ 667,623,866 $ 30,407,587 $ 634,363,463 $ 2,852,816
Other Investments  * Total
Affiliated Short-Term Investments 22,307,112
Collateral Held for Securities Loaned 64,192,368
Subtotal Other Investments $ 86,499,480
Total Investments at Value $ 754,123,346
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 8,909 $ 33,061 $ 19,663 $ 22,307 2,231 3.3%
Total Affiliated Short-Term Investments 8,909 22,307 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,200 136,207 124,215 64,192 64,192 9.3
Total Collateral Held for Securities Loaned 52,200 64,192 9.3
Total Value $ 61,109 $ 86,499
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $162
Total Income/Non Income Cash from Affiliated Investments $162
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 205
Total Affiliated Income from Securities Loaned, Net $205
Total $– $– $ –

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94.2% ) Value
Asset-Backed Securities (2.4%)
Ares XL CLO, Ltd.
$ 3,750,000
6.592%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 3,598,136
Atrium IX
2,400,000
6.736%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
a,b
2,297,146
Benefit Street Partners CLO II, Ltd.
2,400,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
2,336,784
Galaxy XXIII CLO, Ltd.
800,000
6.516%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
761,042
GMAC Mortgage Corporation
Loan Trust
74,795
5.006%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
38,029
OCP CLO, Ltd.
2,875,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
2,710,090
Octagon Investment Partners 31,
LLC
1,800,000
8.208%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
1,724,058
Park Blue CLO 2022-II, Ltd.
3,400,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
3,398,059
Preferred Term Securities XXIII,
Ltd.
88,401
4.969%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
87,807
Sound Point CLO XV, Ltd.
3,600,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
3,511,418
Sound Point CLO, Ltd.
1,800,000
7.058%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
1,662,797
Total 22,125,366
Basic Materials (1.7%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
a
128,521
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
a
1,756,013
1,450,000 4.750%,  4/10/2027
a
1,443,343
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
a
83,929
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 170,697
1,150,000 5.250%,  9/1/2029 1,139,972
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
a
872,031
3,013,000 4.000%,  3/27/2027
a
2,915,834
1,800,000 2.500%,  9/1/2030
a
1,525,289
Principal
Amount Long-Term Fixed Income (94.2%) Value
Basic Materials (1.7%) - continued
International Flavors & Fragrances,
Inc.
$ 2,700,000 3.468%,  12/1/2050
a
$ 2,002,923
Nutrien, Ltd.
2,200,000 5.950%,  11/7/2025 2,265,999
OCI NV
160,000 4.625%,  10/15/2025
a
155,870
Olin Corporation
180,000 5.125%,  9/15/2027 174,614
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
a
1,819,597
Total 16,454,632
Capital Goods (4.6%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
a
142,496
BAE Systems plc
1,700,000 3.400%,  4/15/2030
a
1,558,422
1,400,000 1.900%,  2/15/2031
a
1,139,553
Boeing Company
4,350,000 5.930%,  5/1/2060 4,445,136
3,800,000 3.250%,  2/1/2028 3,547,396
900,000 5.150%,  5/1/2030 907,123
3,000,000 5.705%,  5/1/2040 3,069,776
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,747,006
1,450,000 2.700%,  2/15/2031 1,246,904
1,900,000 3.377%,  4/5/2040 1,530,834
General Electric Company
2,800,000
8.099%,  (LIBOR 3M +
3.330%), 3/15/2023
b,d
2,790,200
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
a
160,501
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,150
2,750,000 3.000%,  1/15/2029 2,399,375
1,600,000 5.950%,  2/1/2037 1,615,040
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,066,922
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,638,615
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,187,035
Owens-Brockway Glass Container,
Inc.
114,000 5.875%,  8/15/2023
a
113,575
Raytheon Technologies
Corporation
2,250,000 3.030%,  3/15/2052 1,660,399
1,800,000 4.125%,  11/16/2028 1,766,219
1,075,000 4.450%,  11/16/2038 1,035,834
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
a
2,182,713
2,200,000 6.300%,  2/15/2030
a
2,243,259
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,778,225
Textron, Inc.
370,000 3.875%,  3/1/2025 362,456
1,440,000 3.650%,  3/15/2027 1,378,266
Total 42,718,430

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
$ 37,771
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
$ 35,561
Total 35,561
Communications Services (7.1%)
Activision Blizzard, Inc.
3,300,000 2.500%,  9/15/2050 2,217,431
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,348,008
1,900,000 1.875%,  10/15/2030 1,523,942
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,346,332
2,893,000 3.650%,  9/15/2059 2,120,886
1,519,000 4.300%,  2/15/2030 1,482,998
1,750,000 2.750%,  6/1/2031 1,509,253
3,368,000 2.550%,  12/1/2033 2,723,272
1,810,000 4.300%,  12/15/2042 1,597,640
1,800,000 4.500%,  3/9/2048 1,579,876
CCO Holdings, LLC/CCO Holdings
Capital Corporation
110,000 5.500%,  5/1/2026
a
108,082
3,500,000 5.000%,  2/1/2028
a
3,268,125
180,000 4.750%,  3/1/2030
a
157,282
140,000 4.500%,  8/15/2030
a
119,624
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 1,968,633
1,700,000 4.908%,  7/23/2025 1,691,262
1,550,000 6.384%,  10/23/2035 1,585,226
2,000,000 3.500%,  6/1/2041 1,405,585
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,570,612
1,800,000 4.650%,  7/15/2042 1,744,310
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
a
1,709,445
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 892,527
Magallanes, Inc.
2,200,000 5.141%,  3/15/2052
a
1,827,233
2,400,000 5.050%,  3/15/2042
a
2,049,200
Netflix, Inc.
800,000 4.875%,  4/15/2028 797,000
2,155,000 5.875%,  11/15/2028 2,235,659
1,200,000 6.375%,  5/15/2029 1,285,825
3,700,000 4.875%,  6/15/2030
a,e
3,654,120
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 674,513
SBA Communications Corporation
180,000 3.125%,  2/1/2029 152,493
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 139,079
3,200,000 8.750%,  3/15/2032 3,952,000
Sprint Corporation
330,000 7.125%,  6/15/2024 336,984
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,627,654
1,600,000 3.750%,  4/15/2027 1,539,003
1,200,000 3.500%,  4/15/2031 1,073,820
1,200,000 3.000%,  2/15/2041 894,862
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,462,127
Principal
Amount Long-Term Fixed Income (94.2%) Value
Communications Services (7.1%) - continued
$ 1,400,000 4.000%,  3/22/2050 $ 1,183,354
1,600,000 2.100%,  3/22/2028 1,426,890
1,409,000 1.680%,  10/30/2030 1,135,942
2,800,000 3.400%,  3/22/2041 2,253,802
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,270,170
Total 66,642,081
Consumer Cyclical (5.8%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 912,399
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
a
179,307
Cedar Fair, LP
190,000 5.250%,  7/15/2029 174,164
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
a
3,052,495
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,164,658
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,130,675
General Motors Company
3,575,000 6.800%,  10/1/2027 3,807,212
General Motors Financial
Company, Inc.
1,100,000 1.500%,  6/10/2026 978,035
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,658,238
Home Depot, Inc.
2,700,000 4.950%,  9/15/2052 2,781,583
1,820,000 4.250%,  4/1/2046 1,700,474
Hyundai Capital America
1,700,000 2.375%,  10/15/2027
a
1,509,024
2,500,000 1.800%,  1/10/2028
a
2,118,815
Kohl's Corporation
2,600,000 3.375%,  5/1/2031 1,926,392
1,900,000 5.550%,  7/17/2045 1,249,208
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,092,771
2,300,000 4.750%,  5/30/2025 2,272,648
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,341,688
3,250,000 2.625%,  4/1/2031 2,793,404
Marriott International, Inc.
190,000 5.750%,  5/1/2025 193,227
4,100,000 4.625%,  6/15/2030 3,999,202
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,696,556
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
a,e
65,979
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
a
20,218
Target Corporation
2,250,000 2.950%,  1/15/2052 1,667,129
Toll Brothers Finance Corporation
2,700,000 3.800%,  11/1/2029 2,425,407
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
a
1,548,478
360,000 4.500%,  9/1/2026
a
343,148
90,000 4.250%,  12/1/2026
a
84,938

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Consumer Cyclical (5.8%) - continued
$ 2,425,000 5.750%,  2/1/2027
a
$ 2,412,269
1,200,000 3.750%,  2/15/2027
a
1,108,735
90,000 4.625%,  12/1/2029
a
83,811
Volkswagen Group of America
Finance, LLC
1,750,000 3.350%,  5/13/2025
a
1,685,390
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,809,708
Total 53,987,385
Consumer Non-Cyclical (9.0%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 843,785
2,500,000 6.000%,  4/1/2039 2,870,518
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,372,179
3,900,000 4.550%,  3/15/2035 3,826,779
1,900,000 4.300%,  5/14/2036 1,805,662
1,100,000 4.850%,  6/15/2044 1,069,136
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 1,773,998
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,136,630
2,500,000 3.500%,  6/1/2030 2,357,884
414,000 4.600%,  4/15/2048 391,654
1,800,000 4.439%,  10/6/2048 1,657,815
2,600,000 5.550%,  1/23/2049 2,788,566
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,663,919
2,500,000 1.375%,  8/6/2030 2,052,100
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,714,558
3,000,000 2.259%,  3/25/2028 2,579,486
1,600,000 7.750%,  10/19/2032 1,783,834
Becton, Dickinson and Company
894,000 3.794%,  5/20/2050 735,435
2,150,000 3.700%,  6/6/2027 2,090,843
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,584,359
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
a
927,900
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 345,982
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 892,887
2,200,000 2.125%,  9/15/2031
e
1,805,109
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,318,480
HCA, Inc.
290,000 5.375%,  2/1/2025 291,095
4,000,000 5.875%,  2/15/2026 4,071,660
1,200,000 5.375%,  9/1/2026 1,207,068
2,000,000 5.625%,  9/1/2028 2,035,405
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
a
1,680,995
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
a
2,133,460
800,000 5.500%,  1/15/2030
a
777,400
1,650,000 3.625%,  1/15/2032
a
1,378,410
2,600,000 3.000%,  5/15/2032
a
2,061,346
Principal
Amount Long-Term Fixed Income (94.2%) Value
Consumer Non-Cyclical (9.0%) - continued
Johnson & Johnson
$ 3,000,000 4.375%,  12/5/2033 $ 3,075,029
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 115,494
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,122,655
666,000 3.000%,  6/1/2026 633,917
250,000 3.750%,  4/1/2030 236,541
1,230,000 4.375%,  6/1/2046 1,074,029
1,150,000 4.875%,  10/1/2049 1,075,601
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 1,711,710
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,785,494
Newell Brands, Inc.
1,400,000 4.450%,  4/1/2026 1,330,056
Philip Morris International, Inc.
1,250,000 5.125%,  11/17/2027 1,277,541
2,065,000 5.750%,  11/17/2032 2,171,435
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 858,935
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,900,495
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,260,215
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
630,480
Sysco Corporation
600,000 6.600%,  4/1/2050 695,631
1,000,000 6.600%,  4/1/2040 1,122,717
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,622,072
Thermo Fisher Scientific, Inc.
1,500,000 2.800%,  10/15/2041 1,177,800
Total 83,904,184
Energy (7.0%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
a
167,850
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,705,843
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,574,147
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 4,868,843
3,700,000 4.000%,  3/1/2031 3,319,492
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
a
711,064
1,900,000 4.375%,  1/15/2028 1,807,799
Devon Energy Corporation
2,015,000 4.500%,  1/15/2030 1,947,982
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
993,604
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,d
1,313,032
2,520,000 4.200%,  4/15/2027 2,434,980
2,500,000 4.000%,  10/1/2027 2,394,343
2,350,000 3.750%,  5/15/2030 2,153,770
2,650,000 6.000%,  6/15/2048 2,600,609

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Energy (7.0%) - continued
Enterprise Products Operating,
LLC
$ 900,000
7.630%,  (LIBOR 3M +
2.986%), 8/16/2077
b
$ 861,552
EQT Corporation
2,400,000 6.125%,  2/1/2025 2,423,568
2,360,000 3.900%,  10/1/2027 2,238,885
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,323,487
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,153,316
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,252,629
MPLX, LP
1,050,000 4.875%,  6/1/2025 1,047,255
1,750,000 4.800%,  2/15/2029 1,734,339
1,400,000 4.950%,  9/1/2032 1,378,514
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,038,410
Ovintiv Exploration, Inc.
2,911,000 5.375%,  1/1/2026 2,928,839
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,368,781
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 995,092
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,635,229
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
a
1,673,268
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,460,435
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,042,500
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,256,127
1,800,000 7.500%,  1/15/2031 2,045,298
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,574,079
Total 65,424,961
Financials (37.0%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,724,004
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,374,705
1,500,000 4.625%,  10/15/2027 1,450,292
2,200,000 3.875%,  1/23/2028 2,055,841
1,600,000 3.400%,  10/29/2033 1,318,770
1,200,000 3.850%,  10/29/2041 936,165
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,d
2,573,750
1,200,000 3.625%,  4/1/2027 1,129,633
1,850,000 2.100%,  9/1/2028 1,580,031
1,500,000 3.000%,  2/1/2030 1,291,894
1,400,000 2.875%,  1/15/2032 1,149,932
Aircastle, Ltd.
2,550,000 5.250%,  8/11/2025
a
2,492,277
1,200,000 2.850%,  1/26/2028
a
1,046,155
Allianz SE
1,800,000 3.200%,  10/30/2027
a,b,d
1,449,180
Principal
Amount Long-Term Fixed Income (94.2%) Value
Financials (37.0%) - continued
Ally Financial, Inc.
$ 2,420,000 5.750%,  11/20/2025
e
$ 2,405,125
2,500,000 8.000%,  11/1/2031 2,753,366
American Express Company
2,250,000 3.550%,  9/15/2026
b,d
1,990,799
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 775,368
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
a,b
1,296,500
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,257,597
2,050,000 2.150%,  7/15/2026 1,791,425
1,200,000 2.875%,  6/15/2027 1,064,480
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,805,738
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
a,b
1,653,696
1,500,000 2.570%,  11/25/2035
a,b
1,156,815
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
a
3,515,913
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
a
691,586
1,200,000 5.500%,  1/15/2026
a
1,179,568
1,000,000 4.250%,  4/15/2026
a
949,639
3,600,000 4.375%,  5/1/2026
a
3,421,354
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
a
2,054,210
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,697,202
2,000,000 4.750%,  11/12/2026
b,d
1,735,337
3,000,000 5.294%,  8/18/2027 3,012,005
1,200,000 4.379%,  4/12/2028 1,155,925
Bank of America Corporation
3,100,000 5.080%,  1/20/2027
b
3,111,394
3,700,000 4.375%,  1/27/2027
b,d
3,358,120
2,800,000 3.705%,  4/24/2028
b
2,669,918
1,450,000 4.271%,  7/23/2029
b
1,401,700
1,175,000 3.974%,  2/7/2030
b
1,111,243
2,030,000 3.194%,  7/23/2030
b
1,820,571
3,800,000 1.922%,  10/24/2031
b
3,056,940
2,750,000 2.572%,  10/20/2032
b
2,273,829
1,200,000 2.972%,  2/4/2033
b
1,023,334
3,200,000 4.571%,  4/27/2033
b
3,092,063
1,200,000 4.244%,  4/24/2038
b
1,108,236
1,140,000 2.831%,  10/24/2051
b
781,832
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,d
1,050,783
2,075,000 5.802%,  10/25/2028
b
2,181,675
Barclays plc
1,900,000 6.125%,  12/15/2025
b,d
1,814,481
720,000 4.836%,  5/9/2028 695,543
1,346,000 8.000%,  3/15/2029
b,d
1,351,586
1,600,000 4.972%,  5/16/2029
b
1,560,742
1,900,000 2.645%,  6/24/2031
b
1,566,016
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 3,240,941
1,050,000 4.250%,  1/15/2049 989,385
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025
a
1,419,559
1,250,000 4.000%,  1/15/2029 1,079,198

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Financials (37.0%) - continued
BNP Paribas SA
$ 1,800,000 6.625%,  3/25/2024
a,b,d
$ 1,775,250
1,350,000 7.750%,  8/16/2029
a,b,d
1,397,250
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 945,681
BPCE SA
2,810,000 5.150%,  7/21/2024
a
2,780,053
Brandywine Operating
Partnership, LP
1,467,000 3.950%,  11/15/2027 1,266,079
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 859,216
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,771,103
1,650,000 3.273%,  3/1/2030
b
1,461,789
Centene Corporation
90,000 4.250%,  12/15/2027 86,334
270,000 4.625%,  12/15/2029 256,516
3,145,000 3.375%,  2/15/2030 2,764,832
2,000,000 2.500%,  3/1/2031 1,635,044
1,800,000 2.625%,  8/1/2031 1,474,122
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,438,690
1,250,000 4.000%,  6/1/2026
b,d
1,151,750
2,900,000 4.000%,  12/1/2030
b,d
2,494,725
Citigroup, Inc.
1,695,000 5.500%,  9/13/2025 1,718,343
1,510,000 4.450%,  9/29/2027 1,481,481
1,500,000 3.668%,  7/24/2028
b
1,420,785
2,000,000 4.075%,  4/23/2029
b
1,911,067
2,250,000 2.520%,  11/3/2032
b
1,841,951
4,100,000 3.057%,  1/25/2033
b
3,512,195
CNA Financial Corporation
1,000,000 7.250%,  11/15/2023 1,016,355
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d
1,127,386
Commerzbank AG
2,800,000 8.125%,  9/19/2023
a
2,825,661
CoreStates Capital III
1,360,000
5.176%,  (LIBOR 3M +
0.570%), 2/15/2027
a,b
1,287,055
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,199,133
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
a
84,049
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
a,b,d
1,383,997
1,600,000 4.750%,  3/23/2029
a,b,d
1,360,640
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
a,b,d
2,129,241
2,350,000 7.250%,  9/12/2025
a,b,d
1,927,000
2,150,000 2.193%,  6/5/2026
a,b
1,889,148
2,300,000 5.250%,  2/11/2027
a,b,d
1,725,000
1,900,000 4.282%,  1/9/2028
a
1,673,041
Danske Bank AS
1,900,000 3.773%,  3/28/2025
a,b
1,853,744
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,d
3,812,146
1,400,000 3.961%,  11/26/2025
b
1,356,059
1,800,000 2.311%,  11/16/2027
b
1,590,878
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,412,542
Principal
Amount Long-Term Fixed Income (94.2%) Value
Financials (37.0%) - continued
Discover Financial Services
$ 950,000 6.700%,  11/29/2032 $ 1,014,109
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
a
249,028
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053
f
1,255,079
1,250,000 6.100%,  10/15/2052 1,422,764
1,500,000 4.750%,  2/15/2033
f
1,504,854
EPR Properties
1,318,000 4.950%,  4/15/2028 1,191,794
2,800,000 3.750%,  8/15/2029 2,326,855
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,266,365
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,052,188
First-Citizens Bank & Trust
Company
4,900,000 6.125%,  3/9/2028
e
5,136,319
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
a
2,975,243
3,300,000 3.400%,  1/15/2026 3,015,459
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
a
152,146
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d
1,727,202
1,900,000 3.691%,  6/5/2028
b
1,811,536
2,750,000 3.814%,  4/23/2029
b
2,597,068
1,900,000 4.223%,  5/1/2029
b
1,832,096
5,200,000 3.102%,  2/24/2033
b
4,456,201
HSBC Holdings plc
1,440,000 4.300%,  3/8/2026 1,410,231
1,200,000 4.000%,  3/9/2026
b,d
1,075,800
900,000 6.000%,  5/22/2027
b,d
864,360
1,080,000 4.041%,  3/13/2028
b
1,035,381
1,300,000 4.600%,  12/17/2030
b,d
1,102,075
1,750,000 5.402%,  8/11/2033
b
1,747,700
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 785,755
900,000 4.350%,  6/15/2029 888,486
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 852,775
1,000,000 2.000%,  8/15/2031 776,102
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,d
1,139,856
750,000 6.000%,  8/1/2023
b,d,e
747,187
3,000,000 5.000%,  8/1/2024
b,d
2,917,500
1,800,000 2.956%,  5/13/2031
b
1,561,593
800,000 2.580%,  4/22/2032
b
673,364
2,100,000 2.545%,  11/8/2032
b
1,743,209
1,800,000 2.963%,  1/25/2033
b
1,542,992
3,200,000 4.586%,  4/26/2033
b
3,106,347
2,800,000 4.912%,  7/25/2033
b
2,789,745
2,000,000 5.717%,  9/14/2033
b
2,063,466
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,294,415
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,072,092
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,d
1,042,219
700,000 7.500%,  9/27/2025
b,d
693,175
1,100,000 2.438%,  2/5/2026
b
1,036,716

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Financials (37.0%) - continued
M&T Bank Corporation
$ 1,300,000 3.500%,  9/1/2026
b,d
$ 1,092,000
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
*
2,272,988
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,d
1,379,981
Metropolitan Life Global Funding I
3,550,000 4.300%,  8/25/2029
a
3,485,508
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,259,536
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,113,029
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
965,565
1,140,000 5.300%,  12/15/2025
b,d
1,139,110
1,490,000 4.350%,  9/8/2026 1,460,675
1,150,000 5.123%,  2/1/2029
b
1,162,816
2,400,000 3.622%,  4/1/2031
b
2,207,568
1,900,000 1.794%,  2/13/2032
b
1,503,143
2,000,000 2.943%,  1/21/2033
b
1,708,043
950,000 4.889%,  7/20/2033
b
940,971
2,900,000 6.342%,  10/18/2033
b
3,187,950
1,400,000 5.297%,  4/20/2037
b
1,357,748
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
a
1,467,336
763,000 4.000%,  9/14/2026
a
714,190
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,446,332
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,480,648
600,000 3.754%,  11/1/2029
b
563,395
1,150,000 4.600%,  6/28/2031
b,d
881,187
2,900,000 3.032%,  11/28/2035
b
2,306,022
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
a
2,356,629
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,533,199
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 842,237
3,400,000 3.375%,  2/1/2031 2,750,938
Owl Rock Capital Corporation
1,550,000 3.400%,  7/15/2026 1,399,587
Owl Rock Core Income
Corporation
2,000,000 4.700%,  2/8/2027 1,830,415
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
a
884,120
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
a
1,655,322
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,d
1,577,125
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,022,103
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
820,952
1,025,000 5.200%,  3/15/2044
b
1,005,966
1,750,000 3.700%,  10/1/2050
b
1,506,643
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
a,b,d
1,403,625
Principal
Amount Long-Term Fixed Income (94.2%) Value
Financials (37.0%) - continued
Realty Income Corporation
$ 1,900,000 3.400%,  1/15/2028 $ 1,808,057
2,050,000 4.850%,  3/15/2030 2,053,587
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,374,939
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
a
1,461,209
Simon Property Group, LP
1,900,000 3.250%,  9/13/2049 1,384,997
Societe Generale SA
1,250,000 9.375%,  11/22/2027
a,b,d
1,342,187
700,000 5.375%,  11/18/2030
a,b,d
601,951
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 920,450
2,250,000 3.400%,  1/15/2030 1,947,539
1,150,000 3.200%,  2/15/2031 968,121
Standard Chartered plc
2,100,000 0.991%,  1/12/2025
a,b
2,009,192
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,030,179
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,d
792,000
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,900,850
UBS Group AG
2,300,000 4.875%,  2/12/2027
a,b,d
2,067,470
1,400,000 4.703%,  8/5/2027
a,b
1,381,835
2,000,000 2.746%,  2/11/2033
a,b
1,645,841
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
a
1,386,557
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,488,500
2,400,000 4.950%,  5/15/2062 2,414,394
760,000 4.750%,  7/15/2045 762,893
1,775,000 4.450%,  12/15/2048 1,688,461
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,d
2,028,125
1,800,000 3.526%,  3/24/2028
b
1,711,805
1,800,000 2.393%,  6/2/2028
b
1,631,289
2,750,000 4.478%,  4/4/2031
b
2,677,160
2,600,000 4.897%,  7/25/2033
b
2,589,919
Welltower, Inc.
1,500,000 2.050%,  1/15/2029 1,260,414
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,493,372
1,850,000 2.963%,  11/16/2040 1,331,928
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,375,172
Total 344,956,539
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
a
539,155
3,200,000 6.000%,  2/22/2033
a
2,951,334
Total 3,490,489
Technology (4.7%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,315,341
1,750,000 3.950%,  8/8/2052 1,571,562
1,080,000 3.750%,  9/12/2047 947,666

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Technology (4.7%) - continued
Broadcom, Inc.
$ 4,443,000 3.469%,  4/15/2034
a
$ 3,683,813
2,400,000 3.137%,  11/15/2035
a
1,863,255
1,800,000 3.187%,  11/15/2036
a
1,376,363
1,800,000 4.926%,  5/15/2037
a
1,652,153
Dell International, LLC/EMC
Corporation
3,025,000 6.020%,  6/15/2026 3,111,205
700,000 6.100%,  7/15/2027
e
733,611
641,000 8.350%,  7/15/2046 773,663
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,564,365
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,687,029
2,000,000 2.650%,  6/1/2030 1,743,518
Global Payments, Inc.
900,000 5.300%,  8/15/2029 902,281
1,300,000 5.400%,  8/15/2032 1,304,224
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
a
325,129
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,087,181
1,400,000 2.950%,  4/15/2031 1,183,507
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,232,402
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,025,167
1,100,000 4.300%,  6/18/2029 1,057,840
1,850,000 3.250%,  5/11/2041 1,372,552
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,865,405
1,200,000 6.900%,  11/9/2052 1,388,090
3,300,000 6.150%,  11/9/2029 3,527,218
1,800,000 4.300%,  7/8/2034 1,664,342
2,350,000 4.000%,  7/15/2046 1,862,834
VeriSign, Inc.
360,000 4.750%,  7/15/2027 356,878
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,505,833
Total 43,684,427
Transportation (3.2%)
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
a
2,059,152
1,280,000 5.500%,  4/20/2026
a
1,254,816
1,900,000 5.750%,  4/20/2029
a
1,837,722
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,464,861
1,800,000 4.050%,  6/15/2048 1,604,648
CSX Corporation
1,100,000 2.400%,  2/15/2030 962,998
Delta Air Lines, Inc.
562,921 4.250%,  7/30/2023 557,753
926,000 7.000%,  5/1/2025
a
952,961
2,000,000 7.375%,  1/15/2026
e
2,081,688
3,150,000 4.750%,  10/20/2028
a
3,069,080
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
2,073,538
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,144,938
Kansas City Southern
1,480,000 4.700%,  5/1/2048 1,385,365
Principal
Amount Long-Term Fixed Income (94.2%) Value
Transportation (3.2%) - continued
Mileage Plus Holdings, LLC
$ 3,150,000 6.500%,  6/20/2027
a
$ 3,182,476
Norfolk Southern Corporation
2,250,000 4.450%,  3/1/2033
f
2,238,600
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,535,101
1,600,000 2.625%,  2/10/2030 1,399,593
United Airlines Pass Through Trust
553,220 3.750%,  9/3/2026 516,278
United Airlines, Inc.
250,000 4.375%,  4/15/2026
a
237,334
225,000 4.625%,  4/15/2029
a
205,225
Total 29,764,127
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
3,500,000 2.875%,  5/15/2052 3,016,016
9,000,000 3.000%,  8/15/2052 7,963,594
6,200,000 1.875%,  11/15/2051 4,255,719
7,000,000 4.000%,  11/15/2052 7,485,625
5,000,000 2.750%,  8/15/2032 4,704,687
3,500,000 2.250%,  5/15/2041 2,791,797
1,150,000 4.000%,  11/15/2042 1,188,453
Total 31,405,891
Utilities (7.9%)
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,401,391
1,304,000 2.031%,  3/15/2024 1,260,060
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,409,770
Berkshire Hathaway Energy
Company
1,600,000 4.600%,  5/1/2053
a
1,502,990
1,425,000 4.450%,  1/15/2049 1,316,713
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,398,190
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,552,067
1,850,000 2.650%,  6/1/2031 1,582,739
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,314,432
2,250,000 4.125%,  5/15/2049 1,946,571
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,d
1,166,125
2,350,000 4.350%,  1/15/2027
b,d
2,103,250
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
3,023,116
1,500,000 3.500%,  6/15/2051 1,133,208
3,000,000 5.000%,  8/15/2052 2,868,663
2,160,000 3.150%,  8/15/2027 2,032,797
1,800,000 3.750%,  9/1/2046 1,428,697
Edison International
3,700,000 5.750%,  6/15/2027 3,793,273
Enel Finance America, LLC
2,100,000 7.100%,  10/14/2027
a
2,250,721
2,250,000 2.875%,  7/12/2041
a
1,463,700
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,653,381

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.2%) Value
Utilities (7.9%) - continued
Exelon Corporation
$ 1,200,000 4.100%,  3/15/2052
e
$ 1,036,720
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,408,238
2,200,000 5.350%,  7/15/2047 2,029,500
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
a
2,419,482
1,850,000 5.450%,  7/15/2044
a
1,827,523
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,473,321
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,258,128
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 971,268
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,294,783
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
a
686,820
3,100,000 4.450%,  6/15/2029
a
2,836,855
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,295,106
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 1,005,098
3,200,000 4.550%,  7/1/2030 2,984,549
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,151,834
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,599,817
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,701,093
Southern Company
600,000 4.475%,  8/1/2024 593,655
2,000,000 5.700%,  10/15/2032 2,132,118
1,300,000 4.000%,  1/15/2051
b
1,236,729
1,350,000 3.750%,  9/15/2051
b
1,174,967
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
a
1,184,328
1,200,000 5.125%,  5/13/2025
a
1,176,920
Total 74,080,706
Total Long-Term Fixed Income
(cost $966,146,820) 878,674,779
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
8,030,885 Thrivent Cash Management Trust 8,030,885
Total Collateral Held for
Securities Loaned
(cost $8,030,885) 8,030,885
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
2,700
Total 2,700
Total Common Stock
(cost $3,180) 2,700
Shares or
Principal
Amount Short-Term Investments ( 5.3% ) Value
Federal Home Loan Bank Discount
Notes
900,000 4.170%, 2/8/2023
h
$ 899,215
800,000 4.273%, 2/15/2023
h,i
798,605
Thrivent Core Short-Term Reserve
Fund
4,461,543 4.830% 44,615,431
U.S. Treasury Bills
2,800,000 4.162%, 2/23/2023
h,j
2,792,381
Total Short-Term Investments
(cost $49,082,723) 49,105,632
Total Investments (cost
$1,023,263,608) 100.3% $935,813,996
Other Assets and Liabilities, Net
(0.3%) (2,749,671)
Total Net Assets 100.0% $933,064,325
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $201,195,739 or
21.6% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of January 31, 2023 was $2,272,988 or 0.24% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 3,373,378

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 7,792,774
Total lending $7,792,774
Gross amount payable upon return of
collateral for securities loaned $8,030,885
Net amounts due to counterparty $238,111
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,125,366 – 22,125,366 –
Basic Materials 16,454,632 – 16,454,632 –
Capital Goods 42,718,430 – 42,718,430 –
Collateralized Mortgage Obligations 35,561 – 35,561 –
Communications Services 66,642,081 – 66,642,081 –
Consumer Cyclical 53,987,385 – 53,987,385 –
Consumer Non-Cyclical 83,904,184 – 83,904,184 –
Energy 65,424,961 – 65,424,961 –
Financials 344,956,539 – 344,956,539 –
Foreign Government 3,490,489 – 3,490,489 –
Technology 43,684,427 – 43,684,427 –
Transportation 29,764,127 – 29,764,127 –
U.S. Government & Agencies 31,405,891 – 31,405,891 –
Utilities 74,080,706 – 74,080,706 –
Common Stock
Communications Services 2,700 – 2,700 –
Short-Term Investments 4,490,201 – 4,490,201 –
Subtotal Investments in Securities $883,167,680 $– $883,167,680 $–
Other Investments  * Total
Affiliated Short-Term Investments 44,615,431
Collateral Held for Securities Loaned 8,030,885
Subtotal Other Investments $52,646,316
Total Investments at Value $935,813,996
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,006,999 1,006,999 – –
Total Asset Derivatives $1,006,999 $1,006,999 $– $–
Liability Derivatives
Credit Default Swaps 1,657,398 – 1,657,398 –
Total Liability Derivatives $1,657,398 $– $1,657,398 $–
The following table presents Income Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $798,605 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 210 March 2023 $ 26,306,364 $ 967,386
Total Futures Long Contracts $ 26,306,364 $ 967,386
Ultra 10-Yr. U.S. Treasury Note (85) March 2023 ( $ 10,341,879) $ 39,613
Total Futures Short Contracts ( $ 10,341,879) $39,613
Total Futures Contracts $ 15,964,485 $1,006,999

Income Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Income Fund's swaps contracts held as of January 31, 2023. Investments totaling $2,692,653 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 35,000,000 $ – ( $ 1,657,398) ( $ 1,657,398)
Total Credit Default Swaps $– ($1,657,398) ($1,657,398)
1 As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $31,600 $58,284 $45,269 $44,615 4,462 4.8%
Total Affiliated Short-Term Investments 31,600 44,615 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,268 18,719 15,956 8,031 8,031 0.8
Total Collateral Held for Securities Loaned 5,268 8,031 0.8
Total Value $36,868 $52,646
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $469
Total Income/Non Income Cash from Affiliated Investments $469
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $– $–

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 92.1% ) Value
Australia (6.2%)
70,497 Allkem, Ltd.
a
$ 654,491
16,100 Altium, Ltd. 445,762
150,380 AMP, Ltd.
a
142,652
224,606 Aristocrat Leisure, Ltd. 5,422,725
560,421 Aurizon Holdings, Ltd. 1,464,809
42,261 Australia and New Zealand
Banking Group, Ltd. 752,095
124,152 Beach Energy, Ltd. 133,412
64,274 BHP Group, Ltd. 2,251,017
10,400 BlueScope Steel, Ltd. 141,820
3,243 BWP Trust 9,021
66,995 Capricorn Metals, Ltd.
a
215,982
71,916 Carsales.com, Ltd. 1,164,339
87,869 Charter Hall Group 865,211
151,215 Charter Hall Retail REIT 429,421
192,647 Coles Group, Ltd. 2,423,047
43,228 Commonwealth Bank of Australia 3,374,473
211,170 Computershare, Ltd. 3,556,501
43,631 CSL, Ltd. 9,212,721
11,433 Data#3, Ltd. 59,407
15,784 Deterra Royalties, Ltd. 54,763
555 Event Hospitality and
Entertainment, Ltd. 5,546
20,688 Gold Road Resources, Ltd. 24,201
36,185 GrainCorp, Ltd. 194,292
45,681 Grange Resources, Ltd. 32,963
305,071 GWA Group, Ltd. 469,149
52,030 Helia Group, Ltd. 103,154
281,451 Humm Group, Ltd. 118,702
90,064 Iluka Resources, Ltd. 693,014
223,796 Incitec Pivot, Ltd. 547,229
39,903 JB Hi-Fi, Ltd. 1,371,967
1,147 Jumbo Interactive, Ltd. 12,705
133,430 Karoon Gas Australia, Ltd.
a
220,721
793,943 Lottery Corporation, Ltd.
a
2,647,926
1,660 Lovisa Holdings, Ltd. 31,181
16,950 Macquarie Group, Ltd. 2,261,286
60,274 Nine Entertainment Company
Holdings, Ltd. 87,206
27,903 Northern Star Resources, Ltd. 248,631
44,049 NRW Holdings, Ltd. 95,089
70,618 Nufarm, Ltd. 297,148
69,131 Perenti, Ltd.
a
61,424
166,678 Perseus Mining, Ltd. 253,231
33,679 Premier Investments, Ltd. 665,978
921 Pro Medicus, Ltd. 43,986
53,044 QBE Insurance Group, Ltd. 517,547
13,891 REA Group, Ltd. 1,245,632
118,810 Regis Resources, Ltd. 180,609
63,858 Rio Tinto, Ltd. 5,730,453
53,396 Sandfire Resources, Ltd. 237,964
72,379 SEEK, Ltd. 1,253,531
52,135 Silver Lake Resources, Ltd.
a
48,205
462,963 Tabcorp Holdings, Ltd. 344,350
29,517 Technology One, Ltd. 305,189
2,877 Waypoint REIT, Ltd. 5,681
28,954 Webjet, Ltd.
a
141,116
51,740 West African Resources, Ltd.
a
41,001
43,949 Westpac Banking Corporation 739,482
46,395 Whitehaven Coal, Ltd. 275,872
Total 54,327,030
Austria (0.4%)
19,914 AMS AG
a
186,038
4,760 Andritz AG 284,654
Shares Common Stock (92.1%) Value
Austria (0.4%) - continued
6,570 BAWAG Group AG
b
$ 406,976
38,406 OMV AG 1,923,758
27,266 Raiffeisen Bank International AG
a
490,572
9,866 Wienerberger AG 296,679
Total 3,588,677
Belgium (0.6%)
1,087 D'ieteren Group 207,741
27,609 Groupe Bruxelles Lambert SA 2,361,807
702 Melexis NV 74,780
13,708 Solvay SA 1,597,407
11,149 Telenet Group Holding NV 192,176
10,226 UCB SA 839,598
Total 5,273,509
Bermuda (0.2%)
72,000 Alibaba Health Information
Technology, Ltd.
a
64,304
43,000 CK Infrastructure Holdings, Ltd. 239,233
4,470 FLEX LNG, Ltd. 138,132
14,600 Jardine Matheson Holdings, Ltd. 774,092
255,000 Pacific Basin Shipping, Ltd. 89,987
183,000 Road King Infrastructure, Ltd. 90,955
111,800 Shanghai Industrial Urban
Development Group, Ltd. 8,563
28,000 Yuexiu Transport Infrastructure, Ltd. 16,569
Total 1,421,835
Brazil (0.5%)
900 Alupar Investimento SA 5,065
19,400 Ambev SA 52,280
39,600 B3 SA - Brasil Bolsa Balcao 101,178
17,114 Banco Bradesco SA ADR 47,748
36,400 Banco BTG Pactual SA 154,885
3,000 Banco do Brasil SA 24,130
45,000 BB Seguridade Participacoes SA 335,707
39,429 Centrais Eletricas Brasileiras SA
ADR 317,404
15,534 Cia de Saneamento Basico do
Estado de Sao Paulo ADR 171,029
2,337 Cia Paranaense de Energia ADR 17,504
40,788 Companhia Siderurgica Nacional
SA ADR 150,100
38,200 ENGIE Brasil Energia SA 297,395
35,675 Gerdau SA ADR 231,888
78,900 Hapvida Participacoes e
Investimentos SA
a,b
80,667
31,100 Hypera SA 286,047
28,158 Itau Unibanco Holding SA ADR 140,227
9,700 Localiza Rent a Car SA 113,160
64,390 Petroleo Brasileiro SA 332,078
34,391 Petroleo Brasileiro SA ADR 398,936
27,000 Telefonica Brasil SA 221,636
15,512 Telefonica Brasil SA ADR 126,112
38,155 Vale SA ADR 712,735
Total 4,317,911
Canada (8.8%)
46,269 Alimentation Couche-Tard, Inc. 2,112,889
73,363 ARC Resources, Ltd. 852,423
166 ATCO, Ltd. 5,282
37,254 Bank of Nova Scotia 2,016,764
42,519 Bausch Health Companies, Inc.
a,c
327,396
42,011 Baytex Energy Corporation
a
194,497
8,260 Bombardier, Inc.
a
398,985

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Canada (8.8%) - continued
184,726 Canadian Imperial Bank of
Commerce $ 8,432,797
77,820 Canadian National Railway
Company 9,263,185
82,801 Canadian Natural Resources, Ltd. 5,082,378
11,726 Canadian Utilities, Ltd. 325,901
111,267 Canadian Western Bank
c
2,351,530
76,917 CGI, Inc.
a
6,592,473
62,446 Crescent Point Energy Corporation 466,509
12,099 Dollarama, Inc. 723,548
1,425 Fairfax Financial Holdings, Ltd. 943,399
19,765 Fortis, Inc.
c
812,110
6,464 Intact Financial Corporation 937,767
13,036 InterRent Real Estate Investment
Trust 141,181
110,463 Laurentian Bank of Canada 2,969,645
8,460 Loblaw Companies, Ltd. 757,906
7,674 Magna International, Inc. 498,350
39,441 Northland Power, Inc. 1,059,428
3,626 Nutrien, Ltd. 300,197
27,751 Pembina Pipeline Corporation 984,649
41,291 Rogers Communications, Inc. 2,007,527
6,170 Royal Bank of Canada 631,399
135,716 Shopify, Inc.
a
6,686,727
8,401 Sun Life Financial, Inc. 422,149
51,326 Suncor Energy, Inc. 1,781,394
195,678 TC Energy Corporation 8,431,265
3,726 TFI International, Inc. 414,983
41,232 Thomson Reuters Corporation 4,904,890
10,707 Toromont Industries, Ltd. 855,321
16,623 Toronto-Dominion Bank 1,150,136
17,621 Tourmaline Oil Corporation 821,223
2,601 WSP Global, Inc. 331,696
Total 76,989,899
Cayman Islands (1.6%)
9,800 ANTA Sports Products, Ltd. 148,652
2,700 ASMPT, Ltd. 22,301
4,466 Baidu.com, Inc. ADR
a
601,481
67,400 Chailease Holding Company, Ltd. 507,936
136,000 China Hongqiao Group, Ltd. 158,185
55,000 China Overseas Property Holdings,
Ltd. 71,942
24,000 China Resources Land, Ltd. 115,021
6,779 China Resources Microelectronics,
Ltd. 55,305
60,000 China Yuhua Education
Corporation, Ltd.
*,a,d
8,406
62,400 Chow Tai Fook Jewellery Group,
Ltd. 133,577
92,000 Consun Pharmaceutical Group,
Ltd. 48,543
5,000 Country Garden Services Holdings
Company, Ltd. 13,517
1,765 Daqo New Energy Corporation
ADR
a
80,325
9,170 Futu Holdings, Ltd. ADR
a,c
465,469
99,000 Geely Automobile Holdings, Ltd. 160,608
17,500 Greentown China Holdings, Ltd. 25,802
84,000 Greentown Service Group
Company, Ltd. 61,325
28,000 Haidilao International Holding,
Ltd.
a,b
76,348
3,224 Hello Group, Inc. ADR 33,046
2,278 Huazhu Group, Ltd. ADR 108,159
Shares Common Stock (92.1%) Value
Cayman Islands (1.6%) - continued
8,860 iQIYI, Inc. ADR
a
$ 59,362
1,950 JD Health International, Inc.
a,b
16,193
22,999 JD.com, Inc. 682,918
828 JOYY, Inc. ADR 29,543
9,238 KE Holdings, Inc. ADR
a
169,425
14,700 Kuaishou Technology
a,b
129,343
6,000 Li Auto, Inc
a
73,417
13,500 Li Ning Company, Ltd. 133,457
33,000 Longfor Group Holdings, Ltd.
b
109,036
42,200 Meituan
a,b
943,418
6,629 Meituan, Bonus Shares
a,d
140,787
69,607 Melco Resorts & Entertainment.
Ltd. ADR
a
950,832
13,000 NetDragon Websoft Holdings, Ltd. 30,197
4,858 NetEase, Inc. ADR 430,467
18,739 NIO, Inc. ADR
a
226,180
6,551 Pinduoduo, Inc. ADR
a
641,867
244,000 Sands China, Ltd.
a
915,021
673,000 Shui On Land, Ltd. 91,152
1,000 Silergy Corporation 20,350
10,900 Sunny Optical Technology (Group)
Company, Ltd. 147,119
2,800 Super Hi International Holding,
Ltd.
a
5,364
66,290 Tencent Holdings, Ltd. 3,230,240
29,067 Tencent Music Entertainment Group
ADR
a
243,872
5,914 Trip.com Group, Ltd. ADR
a
217,399
14,000 Want Want China Holdings, Ltd. 9,118
11,000 Wharf Real Estate Investment
Company, Ltd. 62,971
43,000 WuXi Biologics (Cayman), Inc.
a,b
359,068
37,600 Wynn Macau, Ltd.
a
43,034
99,600 Xiaomi Corporation
a,b
164,763
20,000 Xinyi Solar Holdings, Ltd. 26,019
28,000 Yadea Group Holdings, Ltd.
b
63,836
70,000 Zhen Ding Technology Holding,
Ltd. 258,484
8,000 Zhongsheng Group Holdings, Ltd. 45,266
Total 13,565,466
Chile (0.1%)
1,877 Banco de Credito e Inversiones SA 56,582
30,232 Cencosud SA 54,301
617,851 Colbun SA 71,901
18,082 Embotelladora Andina SA 44,855
9,397 Empresas CMPC SA 16,158
9,996 Empresas Copec SA 75,395
23,854 S.A.C.I. Falabella 55,457
985 Sociedad Quimica y Minera de
Chile SA ADR 96,077
Total 470,726
China (1.5%)
2,120 3peak, Inc. 91,309
626,500 Agricultural Bank of China, Ltd. 270,019
17,500 Aier Eye Hospital Group Company,
Ltd. 85,474
19,560 Alibaba Group Holding, Ltd. ADR
a
2,155,512
9,841 Amlogic (Shanghai) Company, Ltd.
a
113,409
252 Autohome, Inc. ADR 8,784
982,300 Bank of China, Ltd., Class A 468,537
1,275,000 Bank of China, Ltd., Class H 485,348
437,100 Bank of Communications
Company, Ltd. 314,124

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
China (1.5%) - continued
401,400 Baoshan Iron & Steel Company,
Ltd. $ 367,936
18,000 Beijing North Star Company, Ltd. 2,134
6,700 Beijing Tongrentang Company, Ltd. 46,866
3,613 Bloomage Biotechnology
Corporation, Ltd. 66,848
2,197 BYD Company, Ltd., Class A 93,844
14,500 BYD Company, Ltd., Class H 459,180
715,000 CGN Power Company, Ltd.
b
167,066
200 Changzhou Xingyu Automotive
Lighting Systems 4,018
632,000 China Cinda Asset Management
Company, Ltd. 89,730
29,000 China Coal Energy Company, Ltd. 23,272
107,000 China Construction Bank
Corporation 69,260
208,000 China Galaxy Securities Company,
Ltd. 112,123
700 China International Travel Service
Corporation, Ltd. 22,165
43,270 China Life Insurance Company,
Ltd. 79,650
24,000 China Merchants Bank Company,
Ltd., Class H 155,667
77,100 China Merchants Securities
Company, Ltd. 163,506
87,900 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 193,603
7,900 China National Nuclear Power
Company, Ltd. 7,080
152,800 China Petroleum & Chemical
Corporation 82,507
12,500 China Railway Group, Ltd. 10,569
458,000 China Railway Group, Ltd. 249,855
67,000 China Shenhua Energy Company,
Ltd., Class H 208,546
45,500 China State Construction
Engineering Corporation, Ltd. 37,392
3,200 China Tourism Group Duty Free
Corporation, Ltd.
a,b
98,050
18,800 China Vanke Company, Ltd. 50,984
7,400 China Vanke Company, Ltd., Class
H 14,959
49,500 China Yangtze Power Company,
Ltd. 152,460
35,500 CITIC Securities Company, Ltd.,
Class A 112,994
279,300 Daqin Railway Company, Ltd. 277,297
15,892 Fuyao Glass Industry Group
Company, Ltd., Class A 92,096
56,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
279,545
11,700 Gemdale Corporation 17,136
52,600 GF Securities Company, Ltd., Class
H 86,136
14,100 Great Wall Motor Company, Ltd.,
Class A 65,003
81,000 Great Wall Motor Company, Ltd.,
Class H 114,368
266,090 Greenland Holdings Corporation,
Ltd.
a
123,584
26,000 Guangzhou Automobile Group
Company, Ltd. 18,705
46,891 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 210,507
Shares Common Stock (92.1%) Value
China (1.5%) - continued
16,400 Guangzhou Shiyuan Electronic
Technology Company Ltd. $ 153,292
27,900 Guotai Junan Securities Company,
Ltd. 59,108
17,800 Haier Smart Home Company, Ltd.,
Class H 65,649
42,000 Haitong Securities Company, Ltd.,
Class H 28,973
1,100 Hangzhou Lion Electronics
Company, Ltd. 7,619
22,600 Hundsun Technologies, Inc. 158,469
1,100 Industrial and Commercial Bank of
China, Ltd., Class A 704
161,000 Industrial and Commercial Bank of
China, Ltd., Class H 86,122
1,200 Jiangsu Hengrui Medicine
Company, Ltd. 7,517
1,400 Jiangsu Yangnong Chemical
Company, Ltd. 22,926
29,000 Jiangxi Copper Company, Ltd. 49,940
317,300 Jinke Property Group Company,
Ltd.
a
93,210
1,702 Kweichow Moutai Company, Ltd. 466,637
28,480 LONGi Green Energy Technology
Company, Ltd. 204,157
20,800 Luxshare Precision Industry
Company, Ltd. 100,729
11,200 Nongfu Spring Company, Ltd.
b
63,401
4,000 Ovctek China, Inc. 22,016
398,000 People's Insurance Company
(Group) of China, Ltd. 134,176
55,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 432,412
14,200 Poly Developments and Holdings
Group Company, Ltd. 33,089
1,300 Proya Cosmetics Company, Ltd. 31,814
25,500 Rongsheng Petrochemical
Company, Ltd. 50,128
4,900 Seazen Holdings Company, Ltd.
a
15,497
23,000 Shanghai Baosight Software
Company, Ltd. 170,652
6,600 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 9,942
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 7,201
113,400 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 133,023
288,200 Shenwan Hongyuan Group
Company, Ltd. 177,474
6,550 Shenzhen Inovance Technology
Company, Ltd. 69,308
1,600 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 79,104
171,000 Shenzhen Overseas Chinese Town
Company, Ltd. 136,269
2,300 Shenzhen S.C New Energy
Technology Corporation 42,134
9,600 Shenzhou International Group
Holdings, Ltd. 120,899
3,900 Sichuan Kelun Pharmaceutical
Company, Ltd. 15,716
87,000 Tong Ren Tang Technologies
Company, Ltd. 65,489
14,000 Tsingtao Brewery Company, Ltd. 135,168
11,707 Vipshop Holdings, Ltd. ADR
a
181,107

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
China (1.5%) - continued
17,800 Wanhua Chemical Group
Company, Ltd. $ 255,376
14,500 Wens Foodstuff Group Company,
Ltd. 43,315
13,600 Wuhan Guide Infrared Company,
Ltd. 23,777
2,800 Xiamen Faratronic Company, Ltd. 74,552
100,800 Zhejiang Century Huatong Group
Company, Ltd.
a
59,422
5,300 Zhejiang Jingsheng Electrical
Company, Ltd. 54,209
15,600 Zhejiang NHU Company, Ltd. 45,062
8,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 6,905
Total 12,612,846
Colombia (<0.1%)
1,198 Bancolombia SA 10,741
Total 10,741
Cyprus (<0.1%)
16,485 Atalaya Mining plc 70,929
9,845 Ros Agro plc GDR
a,d
0
Total 70,929
Czech Republic (<0.1%)
2,380 CEZ AS 96,632
4,752 Komercni Banka AS 160,387
39 Philip Morris CR 29,947
Total 286,966
Denmark (2.3%)
575 A.P. Moller - Maersk AS, Class B 1,250,793
6,980 ALK-Abello AS
a
104,267
1,191 Coloplast AS 143,795
9,051 Dampskibsselskabet Norden AS 487,898
35,329 DSV AS 5,844,481
1,401 Genmab AS
a
549,047
2,550 ISS AS
a
55,753
11,611 Jyske Bank AS
a
837,425
5,806 NKT Holding AS
a
362,305
69,272 Novo Nordisk AS 9,586,544
5,279 Scandinavian Tobacco Group AS
b
91,750
4,717 Spar Nord Bank AS 75,137
16,168 Sydbank AS 737,233
3,324 Topdanmark AS 179,422
Total 20,305,850
Egypt (<0.1%)
79,269 Commercial International Bank
Egypt SAE GDR 128,556
Total 128,556
Finland (0.6%)
4,006 Cargotec Oyj 203,956
2,683 Konecranes Oyj 87,308
18,210 Metsa Board Oyj 162,552
5,491 Metso Outotec Oyj 63,107
8,277 Neste Oil Oyj 395,658
99,442 Nokia Oyj 471,504
61,176 Outokumpu Oyj 350,327
7,395 Sampo Oyj 388,232
200,894 Stora Enso Oyj 2,871,844
Shares Common Stock (92.1%) Value
Finland (0.6%) - continued
479 Tieto Oyj $ 14,587
17,100 Tokmanni Group Corporation 220,480
2,726 UPM-Kymmene Oyj 98,807
Total 5,328,362
France (7.4%)
44,704 Air Liquide SA 7,118,016
3,634 Alstom SA 108,057
2,887 Alten SA 443,604
1,861 BioMerieux 189,721
65,321 Bollore SA 365,494
9,176 Bureau Veritas SA 262,354
32,975 Coface SA 461,084
24,042 Compagnie de Saint-Gobain 1,380,754
31,448 Dassault Systemes SE 1,169,574
11,858 Derichebourg 81,384
15,575 Eiffage SA 1,663,568
274,605 Engie SA 3,899,340
1,632 Eramet SA 163,106
40,626 Groupe Eurotunnel SA 687,136
4,238 Hermes International 7,931,422
18,243 Ipsos SA 1,182,280
5,018 La Francaise des Jeux SAEM
b
214,709
76,959 Legrand SA 6,837,156
2,767 LNA Sante 94,455
6,188 LVMH Moet Hennessy Louis Vuitton
SE 5,401,950
4,132 Nexans SA 438,171
29,049 Publicis Groupe SA 2,049,098
40,992 Rexel SA 906,838
14,098 Rubis SCA 394,535
68,584 Sanofi 6,716,025
29,923 SCOR SE 738,563
2,489 SOITEC
a
377,496
1,635 Sopra Group SA 271,937
27,208 Thales SA 3,598,496
149,414 TotalEnergies SE 9,236,854
Total 64,383,177
Germany (5.6%)
23,016 Aixtron SE 685,771
24,506 Allianz SE 5,859,701
75,959 BASF SE 4,355,126
142,672 Bayer AG 8,880,573
9,309 Bayerische Motoren Werke AG 948,255
5,304 Bilfinger SE 182,616
2,886 CTS Eventim AG & Company
KGAA
a
202,587
2,656 Dermapharm Holding SE 110,248
44,574 Deutsche Boerse AG 7,976,142
6,836 Deutsche Pfandbriefbank AG
b
62,353
33,266 Deutsche Post AG 1,432,318
32,178 Evonik Industries AG 715,267
2,478 GFT Technologies SE 103,465
3,481 HENSOLDT AG 100,925
14,536 Hugo Boss AG 987,138
14,454 K+S AG 345,976
4,067 Klockner & Company SE 42,978
3,426 Krones AG 400,030
30,278 Merck KGaA 6,319,850
75,250 Porsche Automobil Holding SE 4,499,683
1,506 PVA TePla AG
a
35,924
5,598 SAP SE 663,584
1,734 Scout24 SE
b
100,950
15,858 Siemens AG 2,477,093

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Germany (5.6%) - continued
3,165 Siltronic AG $ 263,851
38,462 TAG Immobilien AG 329,381
49,704 TeamViewer AG
a,b
700,173
5,656 TUI AG
a
11,844
1,941 Volkswagen AG 339,751
Total 49,133,553
Greece (<0.1%)
8,979 Eurobank Ergasias Services and
Holdings SA
a
12,183
863 GEK Terna Holding Real Estate
Construction SA 11,720
3,980 Hellenic Telecommnications
Organization SA 62,741
2,081 JUMBO SA 37,370
193 Motor Oil (Hellas) Diilistiria
Korinthou AE 4,716
4,325 Mytilineos SA 111,888
10,416 National Bank of Greece SA
a
49,525
Total 290,143
Guernsey (<0.1%)
85,564 BMO Commercial Property Trust,
Ltd. 83,757
146,516 UK Commercial Property REIT, Ltd. 104,729
Total 188,486
Hong Kong (1.6%)
224,500 BOC Hong Kong (Holdings), Ltd. 784,602
38,000 China Merchants Holdings
International Company, Ltd. 53,269
9,000 China Overseas Land &
Investment, Ltd. 24,302
14,000 China Resources Beer (Holdings)
Company, Ltd. 105,396
457,000 CK Hutchison Holdings, Ltd. 2,908,326
130,960 CSPC Pharmaceutical Group, Ltd. 149,321
35,000 Hang Lung Group, Ltd. 64,590
53,000 Hang Lung Properties, Ltd. 99,934
39,100 Hang Seng Bank, Ltd. 651,141
63,000 Henderson Land Development
Company, Ltd. 232,722
103,000 Hong Kong and China Gas
Company, Ltd. 103,414
98,800 Hong Kong Exchanges & Clearing,
Ltd. 4,443,786
39,000 Hysan Development Company, Ltd. 131,213
111,000 Kerry Properties, Ltd. 281,430
71,300 Link REIT 570,711
42,000 Luk Fook Holdings International,
Ltd. 145,655
84,000 Melco International Development,
Ltd.
a
109,318
52,000 Sino Land Company, Ltd. 67,573
137,500 Sun Hung Kai Properties, Ltd. 1,949,975
71,500 Swire Pacific, Ltd. 655,218
38,800 Swire Properties, Ltd. 109,050
296,000 United Laboratories International
Holdings, Ltd. 195,965
Total 13,836,911
Hungary (<0.1%)
2,199 OTP Bank Nyrt 66,259
Shares Common Stock (92.1%) Value
Hungary (<0.1%) - continued
713 Richter Gedeon Nyrt $ 16,101
Total 82,360
India (1.2%)
1,414 ABB India, Ltd. 49,209
42,610 Adani Ports and Special Economic
Zone, Ltd. 320,060
532 Affle India, Ltd.
a
7,234
22,660 Asian Paints, Ltd. 756,718
3,551 Bajaj Finance, Ltd. 256,696
12,180 Bajaj Finserv, Ltd. 200,836
5,628 Britannia Industries, Ltd. 297,442
48,128 Cipla, Ltd. 599,952
55,043 Coal India, Ltd. 151,937
6,679 Coromandel International, Ltd. 73,233
1,043 CRISIL, Ltd. 40,179
4,208 Cummins India, Ltd. 74,070
1,187 Dabur India, Ltd. 8,105
1,782 Dr. Reddy's Laboratories, Ltd. ADR 95,871
18,508 HCL Technologies, Ltd. 255,218
1,677 Hindustan Unilever, Ltd. 52,910
18,118 ICICI Bank, Ltd. ADR 377,398
64,923 Infosys, Ltd. ADR 1,220,552
47,132 ITC, Ltd. 203,404
13,179 Kotak Mahindra Bank, Ltd. 279,807
9,460 Larsen & Toubro, Ltd. 246,266
5,186 LTIMindtree, Ltd.
b
278,725
341 Maruti Suzuki India, Ltd. 37,173
248 Mphasis, Ltd. 6,328
23,222 NTPC, Ltd. 48,638
557 Page Industries, Ltd. 272,994
2,463 Persistent Systems, Ltd. 142,085
437 Phoenix Mills, Ltd. 7,326
9,733 PI Industries, Ltd. 357,424
8,760 Pidilite Industries, Ltd. 244,388
29,282 Power Grid Corporation of India,
Ltd. 77,707
48,235 Reliance Industries, Ltd. 1,391,455
13,463 SBI Cards and Payment Services,
Ltd. 119,233
7,171 SBI Life Insurance Company, Ltd.
b
107,053
4,018 Schaeffler India, Ltd. 132,621
3,523 Siemens, Ltd. 126,261
120 SKF India, Ltd. 6,452
1,048 Solar Industries India, Ltd. 51,389
2,937 SRF, Ltd. 78,631
3,964 Sun Pharmaceutical Industries, Ltd. 50,190
16,244 Tata Consultancy Services, Ltd. 670,450
6,507 Tata Elxsi, Ltd. 530,651
678 Tech Mahindra, Ltd. 8,466
1,020 Thermax, Ltd. 24,038
195 Titan Company, Ltd. 5,687
3,544 Trent, Ltd. 51,975
Total 10,394,437
Indonesia (0.2%)
497,100 Astra International Tbk PT 199,711
1,675,000 Bank Central Asia Tbk PT 950,578
349,700 Bank Mandiri Persero Tbk PT 233,018
799,400 Bank Rakyat Indonesia Persero
Tbk PT 245,150
103 Telekomunikasi Indonesia Persero
Tbk PT ADR 2,680
Total 1,631,137

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Ireland (0.1%)
2,834 Flutter Entertainment plc
a
$ 440,212
Total 440,212
Isle of Man (0.1%)
34,564 Entain plc 637,384
Total 637,384
Israel (1.5%)
293 Airport City, Ltd.
a
4,641
305,434 Bank Hapoalim, Ltd. 2,749,077
461,152 Bank Leumi Le-Israel BM 4,075,377
10,393 Check Point Software Technologies,
Ltd.
a
1,321,990
2,273 Clal Insurance Enterprises
Holdings, Ltd.
a
39,028
209 Fattal Holdings 1998, Ltd.
a
20,217
12,433 First International Bank of Israel,
Ltd. 502,217
286 Fox-Wizel, Ltd. 25,867
9,788 Harel Insurance Investments &
Financial Services, Ltd. 94,686
248 Israel Corporation, Ltd. 92,020
8,203 Mivne Real Estate (KD), Ltd. 26,320
95,569 Mizrahi Tefahot Bank, Ltd. 3,156,709
809 Nova, Ltd.
a
73,538
19,178 Phoenix Holdings, Ltd. 206,252
16,856 Plus500, Ltd. 386,317
9,732 Shufersal, Ltd. 54,609
4,524 Wix.com, Ltd.
a
393,497
Total 13,222,362
Italy (1.9%)
78,781 A2A SPA 118,603
6,260 Autogrill SPA
a
45,679
66,139 Azimut Holding SPA 1,651,199
59,290 Banca Farmafactoring SPA
b
548,320
9,840 Banca IFIS SPA 164,792
82,666 Banca Mediolanum SPA 790,897
12,219 Banca Popolare Di Sondrio SCRL 60,013
221,334 Banco BPM SPA 996,175
3,518 Brunello Cucinelli SPA 293,015
22,104 Davide Campari-Milano NV 237,110
365,243 Enel SPA 2,150,586
683,622 Intesa Sanpaolo SPA 1,797,419
38,289 Italgas SPA 224,131
196,902 Leonardo SPA 2,027,716
5,683 Moncler SPA 355,684
86,611 OVS SPA
b
208,526
5,370 Prysmian SPA 219,297
89,273 Recordati SPA 3,910,900
4,288 Reply SPA 556,611
3,333 Salvatore Ferragamo SPA 66,145
53,380 Saras SPA
a
92,547
2,073 TOD'S SPA
a
81,059
13,886 Unipol Gruppo SPA 72,726
Total 16,669,150
Japan (17.6%)
4,500 Adastria Holdings Company, Ltd. 75,944
11,300 Advantest Corporation 809,995
2,100 Adventure, Inc. 168,473
17 AEON REIT Investment Corporation 18,789
15,300 AGC, Inc. 563,741
20,500 Air Water, Inc. 250,819
9,100 AirTrip Corporation 186,698
Shares Common Stock (92.1%) Value
Japan (17.6%) - continued
21,400 All Nippon Airways Company, Ltd.
a
$ 473,641
3,200 Appier Group, Inc.
a
40,914
20,000 Arcs Company, Ltd. 337,985
9,400 Asahi Group Holdings, Ltd. 310,409
221,300 Astellas Pharma, Inc. 3,257,566
5,100 BellSystem24 Holdings, Inc. 58,707
7,000 Canon Marketing Japan, Inc. 166,148
25,700 Chiyoda Company, Ltd. 156,747
8,100 Chugai Pharmaceutical Company,
Ltd. 209,993
10,900 Chugin Financial Group, Inc. 79,316
85,700 Citizen Watch Company, Ltd. 407,724
53,900 Coca-Cola Bottlers Japan, Inc. 567,506
18,200 COMSYS Holdings Corporation 347,118
32,700 Daiichi Sankyo Company, Ltd. 1,027,007
19,100 Daikin Industries, Ltd. 3,317,569
8,400 Daito Trust Construction Company,
Ltd. 830,076
57,200 Daiwa House Industry Company,
Ltd. 1,373,660
2,500 DCM Holdings Company, Ltd. 22,751
1,700 Denso Corporation 91,810
4,700 Descente, Ltd. 130,197
800 DTS Corporation 19,621
1,300 Ebara Corporation 55,197
4,500 Electric Power Development
Company, Ltd. 72,623
284,300 Eneos Holdings, Inc. 1,017,850
6,100 FANUC Corporation 1,077,807
300 Fast Retailing Company, Ltd. 182,208
27,400 Ferrotec Holdings Corporation 686,279
5,600 Fuji Corporation 93,241
10,100 Fuji Soft, Inc. 602,844
27,000 FUJIFILM Holdings NPV 1,428,872
88,000 Fujikura, Ltd. 668,920
13,100 Fujitsu, Ltd. 1,865,171
5,200 Fukuyama Transporting Company,
Ltd. 134,555
3,000 Future Corporation 39,065
3,500 Fuyo General Lease Company, Ltd. 240,547
15 Global One Real Estate Investment
Corporation 12,386
33,900 Gree, Inc. 184,462
56,500 H2O Retailing Corporation 551,395
9,400 Hamamatsu Photonics KK 502,245
16,200 Hanwa Company, Ltd. 515,826
8,100 Heiwa Corporation 146,966
11,300 Hisamitsu Pharmaceutical
Company, Inc. 351,881
19,300 Hitachi Zosen Corporation 127,800
19,700 Hitachi, Ltd. 1,033,117
136,000 Honda Motor Company, Ltd. 3,364,166
3,600 Horiba, Ltd. 165,790
28,800 Hoya Corporation 3,167,192
49,900 Iida Group Holdings Company, Ltd. 831,856
25,400 Iino Kaiun Kaisha, Ltd. 179,835
54,500 Inaba Denki Sangyo Company, Ltd. 1,184,059
346 Industrial & Infrastructure Fund
Investment Corporation 383,451
49,800 Inpex Corporation 547,235
3,900 Isetan Mitsukoshi Holdings, Ltd. 42,435
12,600 ITOCHU Corporation 407,255
62,600 ITOCHU Techno-Solutions
Corporation 1,549,820
6,600 Izumi Company, Ltd. 149,436
71,700 J. Front Retailing Company, Ltd. 667,777

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Japan (17.6%) - continued
3,400 JAFCO Company, Ltd. $ 60,673
53,900 Japan Airlines Company, Ltd.
a
1,143,089
43,800 Japan Post Holdings Company,
Ltd. 384,541
192,100 Japan Tobacco, Inc. 3,917,288
62,000 JGC Corporation 809,848
3,700 Kaga Electronics Company, Ltd. 123,247
11,800 Kamigumi Company, Ltd. 241,387
400 Kaneka Corporation 10,502
21,900 Kanematsu Corporation 267,798
6,600 Kawasaki Kisen Kaisha, Ltd. 137,814
44,700 KDDI Corporation 1,396,582
118 280,316
181 Kenedix Retail REIT Corporation 339,352
10,700 Keyence Corporation 4,925,948
1,600 Kikkoman Corporation 84,627
65,500 Kinden Corporation 750,731
2,800 Kissei Pharmaceutical Company,
Ltd. 55,162
7,800 KOMEDA Holdings Company, Ltd. 145,028
20,700 Kyocera Corporation 1,074,152
54,300 Kyoei Steel, Ltd. 593,581
200 Kyoritsu Maintenance Company,
Ltd. 9,135
500 Lasertec Corporation 94,661
1,400 Lawson, Inc. 55,981
5,200 Lintec Corporation 90,049
2,000 Lion Corporation 22,140
4,100 Macnica Holdings, Inc. 108,964
1,400 Makino Milling Machine Company,
Ltd. 50,257
5,900 Mandom Corporation 66,891
71,800 Marubeni Corporation 880,884
13,600 Maruha Nichiro Corporation 258,237
1,300 Matsumotokiyoshi Holdings
Company, Ltd. 64,850
22,000 McDonald's Holdings Company
(Japan), Ltd. 869,162
8,100 MEITEC Corporation 152,375
10,300 Menicon Company, Ltd. 227,598
800 METAWATER Company, Ltd. 10,559
3,000 Mimasu Semiconductor Industry
Company, Ltd. 59,505
9,800 Ministop Company, Ltd. 106,890
8,900 MISUMI Group, Inc. 223,991
56,700 Mitsubishi Corporation 1,898,654
245,600 Mitsubishi Electric Corporation 2,706,697
531,400 Mitsubishi HC Capital, Inc. 2,712,345
28,100 Mitsubishi Logistics Corporation 656,174
3,600 Mitsubishi Research Institute, Inc. 140,070
373,500 Mitsubishi UFJ Financial Group,
Inc. 2,735,843
17,300 Mitsuboshi Belting, Ltd. 493,637
21,300 Mitsui & Company, Ltd. 628,408
9,900 Mitsui O.S.K. Lines, Ltd. 245,705
3,300 Mixi, Inc. 63,313
13,700 Mizuho Financial Group, Inc. 214,000
400 Monogatari Corporation 20,042
34 Mori Trust Sogo REIT, Inc. 38,368
10,500 MS and AD Insurance Group
Holdings, Inc. 336,774
34,100 Murata Manufacturing Company,
Ltd. 1,948,491
26,300 NGK Spark Plug Company, Ltd. 513,932
20,800 NHK Spring Company, Ltd. 147,026
21,300 Nidec Corporation 1,180,421
Shares Common Stock (92.1%) Value
Japan (17.6%) - continued
76,100 Nintendo Company, Ltd. $ 3,299,529
6,000 Nippon Kayaku Company, Ltd. 55,717
10,700 Nippon Parking Development
Company, Ltd. 21,295
152 Nippon REIT Investment
Corporation 387,068
1,000 Nippon Shokubai Company, Ltd. 42,335
4,300 Nippon Soda Company, Ltd. 140,548
112,900 Nippon Steel Corporation 2,349,984
7,200 Nippon Telegraph and Telephone
Corporation 215,896
44,200 Nippon Yusen Kabushiki Kaisha 1,051,468
9,100 Nishimatsu Construction Company,
Ltd. 284,269
2,300 Nisshin Oillio Group, Ltd. 56,496
129,800 Nissui Corporation 539,349
10,300 Nitori Holdings Company, Ltd. 1,363,265
29,300 Nitto Kogyo Corporation 548,484
23,000 Nomura Research Institute, Ltd. 552,175
16,800 NS United Kaiun Kaisha, Ltd. 505,958
1,000 NSD Company, Ltd. 17,966
55,400 NTT Data Corporation 859,331
253 NTT UD REIT Investment
Corporation 258,031
4,000 Okuma Corporation 162,132
3,700 Ono Pharmaceutical Company, Ltd. 80,285
5,500 Open Door, Inc.
a
77,710
9,800 Open Up Group, Inc. 144,555
1,900 OPTORUN Company, Ltd. 37,494
17,000 Oracle Corporation Japan 1,164,616
22,920 Orient Corporation 209,418
19,100 Oriental Land Company, Ltd. 3,182,442
55,900 ORIX Corporation 982,889
35 ORIX JREIT, Inc. 48,155
6,700 Pan Pacific International Holdings
Company 123,904
37,700 Penta-Ocean Construction
Company, Ltd. 188,032
3,100 PHC Holdings Corporation 36,779
36,216 Recruit Holdings Company, Ltd. 1,164,716
170,900 Resona Holdings, Inc. 945,714
16,200 Resorttrust, Inc. 296,018
155,600 Round One Corporation 573,323
6,100 Royal Holdings Company, Ltd. 114,003
3,600 RS Technologies Company, Ltd. 109,401
14,000 Ryoyo Electro Corporation
c
250,248
2,300 Saizeriya Company, Ltd. 57,015
41,100 Sangetsu Company, Ltd. 722,256
18,800 Sankyo Company, Ltd. 759,363
11,500 Sankyu, Inc. 451,855
95,500 Santen Pharmaceutical Company,
Ltd. 744,495
2,800 Sato Holdings Corporation 45,641
2,300 Sawai Group Holdings Company,
Ltd. 71,162
6,000 SCREEN Holdings Company, Ltd. 447,101
44,900 Secom Company, Ltd. 2,674,954
662 Sekisui House REIT, Inc. 361,892
36,700 Sekisui House, Ltd. 693,603
33,200 Shikoku Electric Power Company 191,953
5,800 SHIMAMURA Company, Ltd. 544,063
26,200 Shin-Etsu Chemical Company, Ltd. 3,862,486
4,800 ShinMaywa Industries, Ltd. 39,923
25,600 Shionogi & Company, Ltd. 1,219,956
106,800 SKY Perfect JSAT Holdings, Inc. 412,282
2,500 SMC Corporation 1,269,777

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Japan (17.6%) - continued
80,900 SoftBank Group Corporation $ 3,829,974
40,600 Sojitz Corporation 804,949
39,300 Sony Group Corporation 3,511,517
2,600 Starts Corporation, Inc. 51,702
27,400 Sumco Corporation 405,979
58,100 Sumitomo Corporation 1,042,891
48,900 Sumitomo Dainippon Pharma
Company, Ltd. 343,809
32,400 Sumitomo Heavy Industries, Ltd. 720,487
73,000 Sumitomo Mitsui Financial Group,
Inc. 3,172,660
72,500 Sumitomo Mitsui Trust Holdings,
Inc. 2,641,076
5,000 Suzuken Company, Ltd. 131,691
1,200 Sysmex Corporation 79,662
4,700 Taikisha, Ltd. 128,902
11,200 Taisho Pharmaceutical Holdings
Company, Ltd. 471,136
23,200 Taiyo Holdings Company, Ltd. 427,986
90 Takara Leben Real Estate
Investment Corporation 67,471
5,500 Takara Standard Company, Ltd. 60,023
35,400 Takashimaya Company, Ltd. 494,584
113,200 Takeda Pharmaceutical Company,
Ltd. 3,558,713
9,000 Takuma Company, Ltd. 89,150
2,200 Tama Home Company, Ltd. 54,003
11,400 Terumo Corporation 331,858
53,400 Toagosei Company, Ltd. 484,602
24,900 Toho Gas Company, Ltd. 488,332
29,500 Tohoku Electric Power Company,
Inc. 158,666
17,600 Tokio Marine Holdings, Inc. 368,627
5,900 Tokyo Century Corporation 207,451
8,600 Tokyo Electron, Ltd. 3,005,909
4,000 Tokyo Steel Manufacturing
Company, Ltd. 43,521
11,500 Tokyotokeiba Company, Ltd. 342,823
132,200 Tokyu Fudosan Holdings
Corporation 670,814
15,200 Toyo Suisan Kaisha, Ltd. 628,076
337,000 Toyota Motor Corporation 4,949,088
6,900 Transcosmos, Inc. 180,131
24,900 Tsubakimoto Chain Company 596,073
78,300 TV Asahi Holdings Corporation 810,328
4,900 ULVAC, Inc. 229,232
8,500 United Arrows, Ltd. 114,785
3,500 Yakult Honsha Company, Ltd. 249,858
13,500 Ya-Man, Ltd. 141,972
700 Yamato Kogyo Company, Ltd. 26,531
7,100 Yellow Hat, Ltd. 97,341
13,300 Yuasa Trading Company, Ltd. 378,986
460,500 Z Holdings Corporation 1,339,926
60,600 ZOZO, Inc. 1,570,946
Total 152,821,199
Jersey (0.4%)
20,911 Experian plc 764,704
806,276 Man Group plc 2,480,470
Total 3,245,174
Kuwait (0.1%)
51,234 Boubyan Bank KSCP 131,738
37,203 Gulf Bank KSCP 38,223
Shares Common Stock (92.1%) Value
Kuwait (0.1%) - continued
17,394 HumanSoft Holding Company
KSCP $ 193,593
111,941 Kuwait Finance House KSCP 307,808
9,043 Kuwait International Bank KSCP 6,030
36,678 Mobile Telecommunications
Company KSCP 66,720
86,525 National Bank of Kuwait KSC 311,471
96,827 National Industries Group Holding 67,942
Total 1,123,525
Luxembourg (0.2%)
34,919 Allegro.eu SA
a,b
243,055
127,669 B&M European Value Retail SA 706,049
27,378 Subsea 7 SA 341,187
Total 1,290,291
Malaysia (0.1%)
4,000 AEON Credit Service (M) Berhad 11,850
127,200 Hong Leong Bank Berhad 612,773
82,600 Mah Sing Group Berhad 11,745
108,300 PETRONAS Chemicals Group
Berhad 212,532
1,300 Petronas Dagangan BHD 6,644
31,600 Public Bank Berhad 31,455
7,900 QL Resources Berhad 10,871
52,066 Sports Toto BHD 19,674
12,800 Ta Ann Holdings Berhad 10,232
Total 927,776
Malta (<0.1%)
3,928 Kambi Group plc
a
70,637
Total 70,637
Mexico (0.1%)
10,727 America Movil SAB de CV ADR 224,516
36,500 Arca Continental SAB de CV 321,959
9,830 Grupo Financiero Banorte SAB de
CV ADR 81,436
58,900 Grupo Mexico, SAB de CV 261,962
9,993 Grupo Televisa SAB ADR 61,457
86,900 Megacable Holdings SAB de CV 273,246
8,000 Orbia Advance Corporation SAB
de CV 15,940
7,500 Wal-Mart de Mexico, SAB de CV 29,294
Total 1,269,810
Netherlands (4.1%)
27,312 Aalberts NV 1,291,376
1,244 Adyen NV
a,b
1,880,805
1,848 Akzo Nobel NV 137,648
4,157 AMG Advanced Metallurgical
Group NV 162,382
6,320 Arcadis NV 274,417
16,083 ASML Holding NV 10,641,234
5,302 BE Semiconductor Industries NV 379,231
33,048 Euronext NV
b
2,677,933
21,359 Ferrari NV 5,337,253
37,519 ForFarmers BV 126,496
7,930 Fugro NV
a
105,594
818 Heineken Holding NV 67,539
4,868 Heineken NV 486,500
1,825 IMCD NV 289,319
67,289 Koninklijke Ahold Delhaize NV 2,008,365
59,195 QIAGEN NV
a
2,887,705
1,204 Randstad Holding NV 77,174

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Netherlands (4.1%) - continued
228,827 Stellantis NV $ 3,597,371
10,517 Technip Energies NV 203,896
63,568 Unilever plc 3,227,136
1,414 Van Lanschot Kempen NV 40,686
Total 35,900,060
New Zealand (0.1%)
74,955 Contact Energy, Ltd. 376,960
28,194 Fletcher Building, Ltd. 92,842
Total 469,802
Norway (1.9%)
146,900 Aker Solutions ASA 580,736
4,339 BW LPG, Ltd.
b
35,911
344,792 DNB Bank ASA 6,447,461
170,002 DNO International ASA 209,732
56,430 Elkem ASA
b
199,886
126,231 Equinor ASA 3,847,100
52,292 Europris ASA
b
336,897
587 Hoegh Autoliners ASA 3,646
242,204 MPC Container Ships ASA 385,529
4,053 Nel ASA
a
6,946
132,712 Norwegian Air Shuttle ASA
a
126,429
19,746 Storebrand ASA 171,900
19,569 TGS Nopec Geophysical Company
ASA 324,006
9,909 Veidekke ASA 102,315
90,090 Yara International ASA 4,002,818
Total 16,781,312
Poland (0.1%)
13,357 Asseco Poland SA 235,067
7,532 Cyfrowy Polsat SA 31,982
10,324 Jastrzebska Spolka Weglowa SA
a
161,202
21,492 Polski Koncern Naftowy Orlen SA 322,802
Total 751,053
Portugal (0.1%)
126,876 EDP - Energias de Portugal SA 630,350
16,472 Navigator Company SA 57,669
236,728 Sonae SGPS SA 241,291
Total 929,310
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
3,228 LUKOIL PJSC
d
0
3,189 Mechel PJSC ADR
a,d
0
7,840 MMC Norilsk Nickel PJSC ADR
a,d
1
234 Novatek PJSC GDR
a,d,e
0
90 PAO Transneft
d
0
361 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
174,130 Sberbank of Russia PJSC
a,d
0
9,280 Sovcomflot OAO
a,d
0
404,300 Surgutneftegas PJSC
d
1
35,587 Surgutneftegas PJSC ADR
a,d
3
Total 14
Saudi Arabia (0.4%)
34,422 Al Rajhi Bank 755,606
44,807 Alinma Bank 394,751
2,624 Arab National Bank 19,399
3,457 Bank Albilad 41,514
611 BinDawood Holding Company 9,862
Shares Common Stock (92.1%) Value
Saudi Arabia (0.4%) - continued
2,683 Dr. Sulaiman Al Habib Medical
Services Group Company $ 167,696
1,818 Eastern Province Cement Company 21,272
3,410 Jarir Marketing Company 137,063
857 Mouwasat Medical Services
Company 47,181
46,950 National Commercial Bank 594,368
19,954 Rabigh Refining & Petrochemical
Company
a
59,725
48,797 Riyad Bank 402,497
16,914 Saudi Arabian Mining Company
a
334,683
6,300 Saudi Arabian Oil Company
b
55,582
1,583 Saudi Basic Industries Corporation 39,283
1,137 Saudi Electricity Company 7,006
14,517 Saudi Telecom Company 143,271
6,221 Yanbu National Petrochemical
Company 73,719
Total 3,304,478
Singapore (1.2%)
4,500 AEM Holdings, Ltd. 11,945
1,425 China Yuchai International, Ltd. 13,024
302,600 DBS Group Holdings, Ltd. 8,284,060
177,500 First Resources, Ltd. 208,028
247,700 Genting Singapore, Ltd. 187,598
94 Kenon Holdings, Ltd. 2,929
121,100 Keppel Corporation, Ltd. 699,190
13,400 SembCorp Industries, Ltd. 36,953
66,900 Wing Tai Holdings, Ltd. 78,611
655,500 Yangzijiang Shipbuilding Holdings,
Ltd. 646,226
279,300 Yanlord Land Group, Ltd. 236,544
Total 10,405,108
South Africa (0.3%)
21,806 Absa Group, Ltd. 250,601
28,789 AECI, Ltd. 144,756
10,205 African Rainbow Minerals, Ltd. 166,418
28,830 DataTec, Ltd. 56,469
12,356 Discovery, Ltd.
a
98,281
11,371 Exxaro Resources, Ltd. 142,704
28,736 FirstRand, Ltd. 106,772
13,345 Gold Fields, Ltd. ADR 152,667
42,235 Investec plc 269,511
792 Investec, Ltd. 5,036
2,879 Kumba Iron Ore, Ltd. 88,155
146,790 Momentum Metropolitan Holdings 160,121
1,270 Motus Holdings, Ltd. 8,995
1,729 Naspers, Ltd. 334,283
8,018 Sasol, Ltd. 145,661
8,731 Sibanye Stillwater, Ltd. 23,078
5,414 Standard Bank Group 54,019
4,762 Super Group, Ltd. 7,560
Total 2,215,087
South Korea (0.8%)
1,125 Alteogen, Inc.
a
33,898
342 Celltrion, Inc. 45,137
13 Celltrion, Inc., Bonus Shares
a,d
1,630
2,667 Cheil Worldwide, Inc. 47,661
255 Chongkundang Holdings
Corporation 11,435
414 Dongwha Enterprise Company,
Ltd.
a
18,055
651 Echo Marketing, Inc. 7,323

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
South Korea (0.8%) - continued
3,063 Green Cross Holdings Corporation $ 42,224
17,846 GS Holdings Corporation 641,257
445 HD Hyundai Company, Ltd. 22,120
1,229 Huons Global Company, Ltd. 21,465
130 Hyundai Glovis Company, Ltd. 17,593
499 Hyundai Motor Company 68,024
3,884 JYP Entertainment Corporation
a
230,255
2,273 Kakao Corporation 114,417
19,780 Kangwon Land, Inc.
a
379,022
6,029 Kia Corporation 328,472
483 Korea Zinc Company, Ltd. 212,730
931 Krafton, Inc.
a
136,736
443 KT&G Corporation 33,230
171 LG Chem, Ltd. 96,513
1,249 LG Corporation 84,113
405 LG Energy Solution
a
172,267
6,709 Lotte Shopping Company, Ltd. 514,151
714 LS Corporation 41,042
367 MedPacto, Inc.
a
6,288
806 NAVER Corporation 133,897
595 NCSoft Corporation 220,228
211 NEXTIN, Inc. 8,599
1,333 Pearl Abyss Corporation
a
49,407
3,305 PharmaResearch Company, Ltd. 208,495
411 POSCO Chemical Company, Ltd. 75,336
1,130 Samsung Biologics Company,
Ltd.
a,b
729,619
705 Samsung C&T Corporation 68,090
39,344 Samsung Electronics Company,
Ltd. 1,959,735
577 Samsung SDI Company, Ltd. 323,352
842 SK Hynix, Inc. 60,913
404 SM Entertainment Company, Ltd.
a
29,063
794 S-Oil Corporation 57,278
29 Taekwang Industrial Corporation,
Ltd.
a
17,507
Total 7,268,577
Spain (1.5%)
100,701 Acerinox SA 1,090,582
44,714 Banco Bilbao Vizcaya Argentaria
SA 315,848
396,380 Banco de Sabadell SA 518,211
20,456 Bankinter SA 147,590
667,180 CaixaBank SA 2,960,239
47,411 Cia de Distribucion Integral Logista
Holdings SA 1,284,522
48,733 Ence Energia y Celulosa SA 160,591
4,185 Endesa SA 83,435
151,570 Industria de Diseno Textil SA 4,732,120
4,443 Let's GOWEX SA
a,d,f
0
187,214 Mediaset Espana Comunicacion
SA
a
670,774
83,843 Merlin Properties Socimi SA 819,367
365 Pharma Mar SA 24,070
18,853 Repsol SA 309,694
9,666 Siemens Gamesa Renewable
Energy SA
a
189,975
90,876 Unicaja Banco SA
b
111,700
Total 13,418,718
Sweden (2.5%)
43,179 AB Industrivarden, Class A 1,143,827
67,830 AB Industrivarden, Class C 1,786,959
4,498 AddLife AB 47,471
Shares Common Stock (92.1%) Value
Sweden (2.5%) - continued
22,225 Alleima AB
a
$ 111,139
54,372 Arjo AB 210,991
93,779 Assa Abloy AB 2,209,083
18,780 Atlas Copco AB, Class A 222,845
14,699 Atlas Copco AB, Class B 155,039
8,234 Avanza Bank Holding AB 189,988
46,610 Betsson AB 386,362
5,309 Bilia AB 61,342
2,285 BioArctic AB
a,b
68,147
17,354 Biotage AB 268,205
36,421 Boliden AB 1,634,466
18,140 Bravida Holding AB
b
200,527
15,948 Cloetta AB 33,216
15,007 Elekta AB 109,233
9,598 Epiroc AB, Class B 160,022
1,137 Evolution Gaming Group AB
b
127,789
142,071 Granges AB 1,188,334
9,286 Hexatronic Group AB 114,296
105,475 Hexpol AB 1,139,431
1,148 HMS Networks AB 42,798
8,724 Indutrade AB 193,736
13,263 Intrum AB 171,644
21,494 Inwido AB 234,246
5,567 L E Lundbergforetagen AB 257,792
8,501 Loomis AB 252,798
5,154 Mekonomen Aktiebolag 57,124
10,168 Modern Times Group MTG AB 90,019
12,148 New Wave Group AB 273,345
34,125 NIBE Industrier AB 368,696
4,910 Orron Energy AB 9,103
2,701 Pandox AB
a
37,187
26,420 Saab AB 1,081,595
7,244 Scandic Hotels Group AB
a,b
26,705
16,851 Skandinaviska Enskilda Banken AB 203,995
4,886 Skanska AB 86,238
313,319 SSAB AB, Class A 2,239,490
189,527 SSAB AB, Class B 1,291,564
8,950 Svolder AB 58,025
84 Swedish Orphan Biovitrum AB
a
1,873
38,254 Telefonaktiebolaget LM Ericsson 221,891
51,139 Trelleborg AB 1,278,704
62,242 Volvo AB, Class B 1,235,100
8,959 Wihlborgs Fastigheter AB 73,761
Total 21,356,141
Switzerland (7.6%)
13,482 Baloise Holding AG 2,217,424
720 Bucher Industries AG 328,080
532 Burckhardt Compression Holding
AG 329,385
8,041 Coca-Cola HBC AG 195,407
25,504 Compagnie Financiere Richemont
SA 3,931,629
5,257 DKSH Holding AG 447,871
6,258 Galenica AG
b
489,423
1,182,182 Glencore Xstrata plc 7,916,928
28,687 Holcim, Ltd. 1,715,044
3,981 Huber+Suhner AG 381,791
3,298 Implenia AG
a
138,538
26,695 Julius Baer Group, Ltd. 1,712,334
2,855 Lonza Group AG 1,628,611
102,305 Nestle SA 12,482,137
165,657 Novartis AG 14,976,897
14,003 OC Oerlikon Corporation AG 96,141
1,072 Partners Group Holding AG 1,005,855

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
Switzerland (7.6%) - continued
23,904 PSP Swiss Property AG $ 2,979,963
624 Roche Holding AG, Bearer Shares 228,410
10,816 Roche Holding AG, Participation
Certificates 3,376,435
11,804 Sika AG 3,354,070
3,902 Sonova Holding AG 975,780
2,651 Swiss Life Holding AG 1,568,988
824 Swissquote Group Holding SA 148,820
4,506 Tecan Group AG 1,891,052
782 u-blox Holding AG 93,536
65,494 UBS Group AG 1,397,995
384 Valiant Holding AG 43,877
925 Vontobel Holding AG 65,511
2,012 Zehnder Group AG 149,750
Total 66,267,682
Taiwan (1.0%)
138,000 Asia Cement Corporation 194,414
215,000 Capital Securities Corporation 83,444
19,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 50,061
39,000 Cheng Shin Rubber Industry
Company, Ltd. 45,004
3,000 Chicony Power Technology
Company, Ltd. 7,725
15,000 China Steel Chemical Corporation 53,943
5,000 Delta Electronics, Inc. 48,487
5,000 E Ink Holdings, Inc. 29,014
50,000 Far Eastern New Century
Corporation 54,647
67,000 Feng Hsin Steel Company, Ltd. 154,564
10,000 FLEXium Interconnect, Inc. 33,503
47,000 Formosa Plastics Corporation 140,101
6,000 Fusheng Precision Company, Ltd. 44,438
2,000 Global Unichip Corporation 52,787
5,000 Globalwafers Company, Ltd. 87,725
16,000 Goldsun Building Materials
Company, Ltd. 13,741
7,000 Hotai Motor Company, Ltd. 153,686
88,000 Hua Nan Financial Holdings
Company, Ltd. 66,952
11,000 International Games System
Company, Ltd. 181,983
1,000 Largan Precision Company, Ltd. 71,362
3,000 Lotes Company, Ltd. 76,263
4,000 Makalot Industrial Company, Ltd. 29,203
7,000 MediaTek, Inc. 169,127
1,000 Momo.com, Inc. 26,612
307,000 Nan Ya Plastics Corporation 772,605
5,000 Novatek Microelectronics
Corporation 59,539
3,000 Poya International Company, Ltd. 52,106
33,000 Radiant Opto-Electronics
Corporation 113,124
20,000 Sanyang Motor Company, Ltd. 23,413
24,000 Shanghai Commercial & Savings
Bank, Ltd. 37,300
25,000 Systex Corporation 61,962
12,534 Taichung Commercial Bank
Company, Ltd. 5,484
1,000 TaiDoc Technology Corporation 5,998
18,000 Taiwan Fertilizer Company, Ltd. 33,560
268,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,740,283
58,000 Topco Scientific Company, Ltd. 328,113
Shares Common Stock (92.1%) Value
Taiwan (1.0%) - continued
19,000 TTY Biopharm Company, Ltd. $ 49,227
170,000 United Microelectronics
Corporation 278,196
7,000 Voltronic Power Technology
Corporation 354,230
11,000 YFY, Inc. 9,486
181,600 Yuanta Financial Holding Company,
Ltd. 136,555
Total 8,929,967
Thailand (0.2%)
110,500 Airports of Thailand Public
Company, Ltd. NVDR
a
249,190
77,800 AP (Thailand) Public Company, Ltd.
NVDR 28,125
19,400 Bumrungrad Hospital Public
Company, Ltd. 127,855
49,900 Central Pattana pcl NVDR 108,149
8,800 Delta Electronics Public Company,
Ltd. NVDR 241,771
45,000 Energy Absolute Public Company,
Ltd. NVDR 118,302
245,400 Krung Thai Bank Public Company,
Ltd. NVDR 130,559
1,745,600 Land and Houses Public Company,
Ltd. NVDR 524,581
8,400 PTT Exploration and Production
Public Company, Ltd. NVDR 43,849
Total 1,572,381
Turkey (0.1%)
40,376 BIM Birlesik Magazalar AS 267,730
97,915 Haci Omer Sabanci Holding AS 203,655
4,380 KOC Holding AS 17,857
11,623 Turk Hava Yollari Anonim Ortakligi
a
85,216
370,237 Turkiye Is Bankasi AS 214,742
Total 789,200
United Kingdom (9.3%)
15,684 AstraZeneca plc 2,054,797
647,539 Auto Trader Group plc
b
5,023,914
50,111 Avacta Group plc
a,c
88,159
78,945 Babcock International Group plc
a
298,259
32,500 BAE Systems plc 344,046
75,364 Balfour Beatty plc 340,431
484,093 Barclays plc 1,112,827
53,657 Beazley plc 441,564
2,766 Big Yellow Group plc 41,255
899,717 BP plc 5,434,511
119,638 British American Tobacco plc 4,586,174
22,704 Britvic plc 217,487
21,337 Bunzl plc 783,306
19,785 Central Asia Metals plc 68,913
412,171 Centrica plc 513,484
1,458 Clarkson plc 55,273
713 Coca-Cola European Partners plc 40,085
20,548 Compass Group plc 490,850
7,926 Computacenter plc 217,826
16,621 Crest Nicholson Holdings plc 50,014
955 Croda International plc 81,401
161,537 Diageo plc 7,063,373
62,202 Drax Group plc 496,774
83,715 DS Smith plc 366,496
52,744 Evraz plc
a,d
7
1,203 Fevertree Drinks plc 16,220

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.1%) Value
United Kingdom (9.3%) - continued
45,443 FirstGroup plc $ 60,730
2,935 Greggs plc 98,005
56,949 GSK plc 1,000,310
257,206 Halma plc 6,847,855
25,566 Hays plc 39,007
27,728 Howden Joinery Group plc 236,597
941,260 HSBC Holdings plc 6,935,521
74,487 IG Group Holdings plc 732,376
113,629 Imperial Brands plc 2,850,521
70,000 Inchcape plc 789,230
4,211 Indivior plc
a
101,112
69,924 InterContinental Hotels Group plc 4,854,370
18,808 Intermediate Capital Group plc 323,637
2,346 Jet2 plc 35,365
10,435 Lancashire Holdings, Ltd. 80,549
18,220 London Stock Exchange Group plc 1,667,947
188,575 Moneysupermarket.com Group plc 555,172
6,474 Morgan Sindall Group plc 131,055
15,074 Next plc 1,234,170
28,410 OSB Group plc 191,537
88,355 PageGroup plc 497,405
75,538 Paragon Banking Group plc 559,693
15,904 Playtech plc
a
110,781
55,000 QinetiQ Group plc 246,707
10,398 Quilter plc
b
12,342
44,146 Redde Northgate plc 236,206
12,594 Redrow plc 80,781
185,600 RELX plc 5,513,970
35,644 Rightmove plc 258,985
5,037 Rio Tinto plc 394,403
13,775 Rotork plc 54,263
18,570 Safestore Holdings plc 231,228
91,249 Sage Group plc 876,689
10,845 Serica Energy plc 33,936
353,328 Shell plc 10,372,913
1,559 Softcat plc 23,329
12,670 Spectris plc 502,301
8,266 Spirax-Sarco Engineering plc 1,180,731
31,651 Spirent Communications plc 85,777
51,818 SSP Group plc
a
165,898
53,070 Standard Chartered plc 445,767
5,584 TORM plc 141,418
10,574 Tritax Big Box REIT plc 20,374
Total 81,038,409
United States (<0.1%)
6,023 Yum China Holding, Inc. 371,077
Total 371,077
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $728,861,885) 802,125,403
Shares Preferred Stock ( 0.7% )
Germany (0.7%)
3,937 Bayerische Motoren Werke AG 372,986
40,362 Volkswagen AG 5,597,812
Total 5,970,798
Total Preferred Stock
(cost $6,088,283) 5,970,798
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
2,185,525 Thrivent Cash Management Trust $ 2,185,525
Total Collateral Held for
Securities Loaned
(cost $2,185,525) 2,185,525
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
187,600
3,250,000 6.000%,  5/16/2024
g
158,437
637,000 6.000%,  11/15/2026
g
28,665
680,000 5.375%,  4/12/2027
g
30,600
70,000 5.500%,  4/12/2037
g
3,150
Total 408,452
Total Long-Term Fixed Income
(cost $3,822,422) 408,452
Shares or
Principal
Amount Short-Term Investments ( 6.4% )
Federal Home Loan Bank Discount
Notes
100,000 4.100%,  2/3/2023
h,i
99,975
500,000 4.174%,  2/10/2023
h,i
499,427
2,300,000 4.271%,  2/15/2023
h,i
2,295,989
Thrivent Core Short-Term Reserve
Fund
5,254,539 4.830% 52,545,390
Total Short-Term Investments
(cost $55,374,050) 55,440,781
Total Investments (cost
$796,332,165) 99.5% $866,130,959
Other Assets and Liabilities,
Net 0.5% 4,660,029
Total Net Assets 100.0% $870,790,988
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $17,490,504 or
2.0% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in International Allocation Fund as of January 31, 2023
was $8,406 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
China Yuhua Education
Corporation, Ltd.  4/6/2022 $ 13,086
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 2,088,345
Total lending $2,088,345
Gross amount payable upon return of
collateral for securities loaned $2,185,525
Net amounts due to counterparty $97,180
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 35,376,631 1,818,640 33,417,204 140,787
Consumer Discretionary 104,210,623 5,350,483 98,851,734 8,406
Consumer Staples^ 49,461,465 40,085 49,421,380 0
Energy^ 57,810,976 398,936 57,412,027 13
Financials^ 149,324,954 1,030,842 148,294,112 0
Health Care 96,855,425 423,267 96,430,528 1,630
Industrials 118,416,770 13,024 118,403,746 –
Information Technology 85,588,152 9,703,091 75,885,061 –
Materials^ 73,251,438 1,643,664 71,607,766 8
Real Estate 17,879,655 169,425 17,710,230 –
Utilities 13,949,314 505,937 13,443,377 –
Preferred Stock
Consumer Discretionary 5,970,798 – 5,970,798 –
Long-Term Fixed Income
Energy 408,452 – 408,452 –
Short-Term Investments 2,895,391 – 2,895,391 –
Subtotal Investments in Securities $811,400,044 $21,097,394 $790,151,806 $150,844
Other Investments  * Total
Affiliated Short-Term Investments 52,545,390
Collateral Held for Securities Loaned 2,185,525
Subtotal Other Investments $54,730,915
Total Investments at Value $866,130,959
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
SGX
-
Singapore Stock Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,069,442 4,069,442 – –
Total Asset Derivatives $4,069,442 $4,069,442 $– $–
Liability Derivatives
Futures Contracts 151 151 – –
Total Liability Derivatives $151 $151 $– $–
The following table presents International Allocation Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$3,759,260 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 8 March 2023 $ 342,018 $ 22,219
FTSE 100 Index 1 March 2023 91,986 3,806
ICE mini MSCI EAFE Index 577 March 2023 57,225,957 3,907,193
ICE US mini MSCI Emerging Markets Index 34 March 2023 1,645,006 130,814
SFE S&P ASX Share Price Index 200 1 March 2023 125,614 5,410
SGX MSCI Singapore Index 1 February 2023 23,328 (151)
Total Futures Long Contracts $ 59,453,909 $ 4,069,291
Total Futures Contracts $ 59,453,909 $4,069,291

International Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $54,447 $31,779 $33,681 $52,545 5,255 6.0%
Total Affiliated Short-Term Investments 54,447 52,545 6.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,936 17,053 19,803 2,186 2,186 0.3
Total Collateral Held for Securities Loaned 4,936 2,186 0.3
Total Value $59,383 $54,731
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $0 $0 $– $581
Total Income/Non Income Cash from Affiliated Investments $581
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total $0 $0 $–

Large Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .9% ) Value
Communications Services (10.4%)
1,092,431 Alphabet, Inc., Class C
a
$ 109,101,084
260,658 Meta Platforms, Inc.
a
38,830,222
101,792 Netflix, Inc.
a
36,020,117
Total 183,951,423
Consumer Discretionary (14.2%)
1,076,556 Amazon.com, Inc.
a
111,025,220
10,215 Chipotle Mexican Grill, Inc.
a
16,817,772
122,032 Home Depot, Inc. 39,559,114
325,583 NIKE, Inc. 41,456,483
246,694 Tesla, Inc.
a
42,732,335
Total 251,590,924
Consumer Staples (3.9%)
166,101 BJ's Wholesale Club Holdings,
Inc.
a
12,037,340
261,110 Philip Morris International, Inc. 27,218,106
235,811 US Foods Holding Corporation
a
8,991,473
141,137 Walmart, Inc. 20,305,380
Total 68,552,299
Energy (1.2%)
93,028 Pioneer Natural Resources
Company 21,429,000
Total 21,429,000
Financials (7.9%)
171,292 American Express Company 29,964,110
242,363 Charles Schwab Corporation 18,763,743
201,142 Intercontinental Exchange, Inc. 21,632,822
216,476 J.P. Morgan Chase & Company 30,297,981
107,418 S&P Global, Inc. 40,275,305
Total 140,933,961
Health Care (14.3%)
73,932 Amgen, Inc. 18,660,437
164,857 Danaher Corporation 43,584,894
59,537 Elevance Health, Inc. 29,767,904
113,543 Intuitive Surgical, Inc.
a
27,896,380
67,784 Laboratory Corporation of America
Holdings 17,089,702
210,068 Medtronic plc 17,580,591
48,834 Molina Healthcare, Inc.
a
15,227,906
138,649 Novo Nordisk AS ADR 19,241,708
396,534 Pfizer, Inc. 17,510,941
32,821 Regeneron Pharmaceuticals, Inc.
a
24,893,744
130,624 Zoetis, Inc. 21,616,966
Total 253,071,173
Industrials (5.7%)
97,815 Norfolk Southern Corporation 24,043,905
34,807 Northrop Grumman Corporation 15,594,928
86,594 Parker-Hannifin Corporation 28,229,644
1,073,280 Uber Technologies, Inc.
a
33,196,551
Total 101,065,028
Information Technology (34.7%)
79,491 Adobe, Inc.
a
29,438,697
532,668 Apple, Inc. 76,858,666
188,184 Applied Materials, Inc. 20,980,634
376,581 Block, Inc.
a
30,774,199
501,074 Cisco Systems, Inc. 24,387,272
133,542 Mastercard, Inc. 49,490,665
627,550 Microsoft Corporation 155,513,165
Shares Common Stock (94.9%) Value
Information Technology (34.7%) - continued
390,565 NVIDIA Corporation $ 76,304,684
399,343 PayPal Holdings, Inc.
a
32,542,461
302,993 QUALCOMM, Inc. 40,361,698
192,586 Salesforce, Inc.
a
32,348,670
100,298 ServiceNow, Inc.
a
45,648,629
Total 614,649,440
Materials (1.1%)
119,225 Nucor Corporation 20,151,410
Total 20,151,410
Real Estate (1.1%)
65,021 SBA Communications Corporation 19,345,698
Total 19,345,698
Utilities (0.4%)
71,751 Entergy Corporation 7,769,198
Total 7,769,198
Total Common Stock
(cost $1,306,678,459) 1,682,509,554
Shares
Registered Investment
Companies ( 2 .2% ) Value
Unaffiliated  (2.2%)
239,484 Energy Select Sector SPDR Fund 21,536,796
208,902 Materials Select Sector SPDR
Fund 17,683,555
Total 39,220,351
Total Registered Investment
Companies (cost $35,152,214) 39,220,351
Shares Short-Term Investments ( 2 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
5,162,711 4.830% 51,627,114
Total Short-Term Investments
(cost $51,607,825) 51,627,114
Total Investments (cost
$1,393,438,498) 100.0% $ 1,773,357,019
Other Assets and Liabilities, Net
<0.1% 531,021
Total Net Assets 100.0% $ 1,773,888,040
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 183,951,423 183,951,423 – –
Consumer Discretionary 251,590,924 251,590,924 – –
Consumer Staples 68,552,299 68,552,299 – –
Energy 21,429,000 21,429,000 – –
Financials 140,933,961 140,933,961 – –
Health Care 253,071,173 253,071,173 – –
Industrials 101,065,028 101,065,028 – –
Information Technology 614,649,440 614,649,440 – –
Materials 20,151,410 20,151,410 – –
Real Estate 19,345,698 19,345,698 – –
Utilities 7,769,198 7,769,198 – –
Registered Investment Companies
Unaffiliated 39,220,351 39,220,351 – –
Subtotal Investments in Securities $ 1,721,729,905 $ 1,721,729,905 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 51,627,114
Subtotal Other Investments $ 51,627,114
Total Investments at Value $ 1,773,357,019
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 41,567 $ 99,336 $ 89,276 $ 51,627 5,163 2.9%
Total Affiliated Short-Term Investments 41,567 51,627 2.9
Total Value $ 41,567 $ 51,627
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $703
Total Income/Non Income Cash from Affiliated Investments $703
Total $– $– $ –

Large Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (5.9%)
277,502 Alphabet, Inc., Class C
a
$ 27,714,125
713,238 Comcast Corporation 28,065,915
109,549 Meta Platforms, Inc.
a
16,319,515
731,376 Verizon Communications, Inc. 30,403,300
1,133,536 Warner Bros. Discovery, Inc.
a
16,799,003
Total 119,301,858
Consumer Discretionary (6.8%)
110,676 Aptiv plc
a
12,516,349
11,189 Booking Holdings, Inc.
a
27,235,145
251,560 D.R. Horton, Inc. 24,826,456
866,595 Ford Motor Company 11,707,698
180,170 Lowe's Companies, Inc. 37,520,403
260,830 Sony Group Corporation ADR 23,333,852
Total 137,139,903
Consumer Staples (6.9%)
1,000,816 Coty, Inc.
a
9,968,127
215,281 Lamb Weston Holdings, Inc. 21,504,419
429,644 Philip Morris International, Inc. 44,786,091
220,735 Sysco Corporation 17,098,133
314,516 Walmart, Inc. 45,249,417
Total 138,606,187
Energy (9.0%)
691,687 BP plc ADR 25,059,820
330,081 ConocoPhillips 40,226,972
325,851 Devon Energy Corporation 20,606,817
1,018,614 Enterprise Products Partners, LP 26,076,518
122,031 Exxon Mobil Corporation 14,156,816
293,698 Halliburton Company 12,106,232
156,628 Marathon Petroleum Corporation 20,129,831
95,243 Pioneer Natural Resources
Company 21,939,225
Total 180,302,231
Financials (19.7%)
1,160,132 Bank of America Corporation 41,161,483
145,080 Capital One Financial Corporation 17,264,520
225,463 Charles Schwab Corporation 17,455,346
159,705 Chubb, Ltd. 36,331,290
236,935 Comerica, Inc. 17,369,705
132,079 Discover Financial Services 15,417,582
748,220 Equitable Holdings, Inc. 23,995,415
171,528 Intercontinental Exchange, Inc. 18,447,836
301,426 J.P. Morgan Chase & Company 42,187,583
104,258 M&T Bank Corporation 16,264,248
218,442 Morgan Stanley 21,260,960
175,000 Raymond James Financial, Inc. 19,734,750
301,761 State Street Corporation 27,559,832
460,057 Truist Financial Corporation 22,722,215
805,125 Wells Fargo & Company 37,736,209
41,969 Zurich Insurance Group AG 20,754,885
Total 395,663,859
Health Care (16.5%)
334,024 AstraZeneca plc ADR 21,835,149
267,595 Baxter International, Inc. 12,226,416
70,282 Biogen, Inc.
a
20,445,034
99,373 Cigna Holding Company 31,468,448
183,256 CVS Health Corporation 16,166,844
68,106 Elevance Health, Inc. 34,052,319
450,327 Gilead Sciences, Inc. 37,800,448
88,313 HCA Healthcare, Inc. 22,525,997
Shares Common Stock (97.3%) Value
Health Care (16.5%) - continued
184,891 Johnson & Johnson $ 30,214,887
85,732 Laboratory Corporation of America
Holdings 21,614,752
340,633 Merck & Company, Inc. 36,587,390
596,180 Pfizer, Inc. 26,327,309
160,491 Zimmer Biomet Holdings, Inc. 20,436,924
Total 331,701,917
Industrials (11.5%)
50,098 Carlisle Companies, Inc. 12,567,584
944,821 CNH Industrial NV 16,742,228
114,406 Crane Holdings, Company 13,260,799
480,842 CSX Corporation 14,867,635
531,025 Delta Air Lines, Inc.
a
20,763,078
291,773 Emerson Electric Company 26,323,760
92,094 General Dynamics Corporation 21,463,428
245,657 Johnson Controls International plc 17,090,357
77,052 L3Harris Technologies, Inc. 16,552,311
64,656 Parker-Hannifin Corporation 21,077,856
186,130 United Parcel Service, Inc. 34,476,860
38,981 United Rentals, Inc.
a
17,188,672
Total 232,374,568
Information Technology (9.7%)
918,710 Cisco Systems, Inc. 44,713,616
269,107 Fidelity National Information
Services, Inc. 20,193,789
149,981 Microsoft Corporation 37,166,792
196,303 PayPal Holdings, Inc.
a
15,996,731
222,713 QUALCOMM, Inc. 29,667,599
552,691 Samsung Electronics Company,
Ltd. 27,529,679
118,010 Texas Instruments, Inc. 20,912,552
Total 196,180,758
Materials (4.1%)
758,725 Axalta Coating Systems, Ltd.
a
22,837,622
197,561 CF Industries Holdings, Inc. 16,733,417
219,870 Eastman Chemical Company 19,385,938
134,765 Nucor Corporation 22,777,980
Total 81,734,957
Real Estate (3.1%)
50,736 AvalonBay Communities, Inc. 9,002,596
130,578 CBRE Group, Inc.
a
11,165,725
981,204 Healthcare Realty Trust, Inc. 21,125,322
1,116,322 Host Hotels & Resorts, Inc. 21,042,670
Total 62,336,313
Utilities (4.1%)
263,009 Constellation Energy Corporation 22,450,448
197,613 Duke Energy Corporation 20,245,452
206,003 Entergy Corporation 22,306,005
272,908 Public Service Enterprise Group,
Inc. 16,901,192
Total 81,903,097
Total Common Stock
(cost $1,420,823,808) 1,957,245,648

Large Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
5,024,957 4.830% $ 50,249,571
Total Short-Term Investments
(cost $50,226,742) 50,249,571
Total Investments (cost
$1,471,050,550) 99.8% $2,007,495,219
Other Assets and Liabilities, Net
0.2% 3,741,980
Total Net Assets 100.0% $2,011,237,199
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 119,301,858 119,301,858 – –
Consumer Discretionary 137,139,903 137,139,903 – –
Consumer Staples 138,606,187 138,606,187 – –
Energy 180,302,231 180,302,231 – –
Financials 395,663,859 374,908,974 20,754,885 –
Health Care 331,701,917 331,701,917 – –
Industrials 232,374,568 232,374,568 – –
Information Technology 196,180,758 168,651,079 27,529,679 –
Materials 81,734,957 81,734,957 – –
Real Estate 62,336,313 62,336,313 – –
Utilities 81,903,097 81,903,097 – –
Subtotal Investments in Securities $1,957,245,648 $1,908,961,084 $48,284,564 $–
Other Investments  * Total
Affiliated Short-Term Investments 50,249,571
Subtotal Other Investments $50,249,571
Total Investments at Value $2,007,495,219
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $23,279 $64,912 $37,941 $50,250 5,025 2.5%
Total Affiliated Short-Term Investments 23,279 50,250 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 424 424 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $23,279 $50,250
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $527
Total Income/Non Income Cash from Affiliated Investments $527
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .1% ) Value
Asset-Backed Securities (15.3%)
510 Asset Backed Trust
$ 4,558,102
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 4,149,859
3,723,255
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
3,444,810
ACHV ABS Trust
4,000,000
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
4,002,164
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,610,159
1,345,695
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
1,315,191
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,858,112
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,340,199
Ares XL CLO, Ltd.
9,000,000
6.192%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,794,998
Arkansas Student Loan Auth.
2,364,400
5.634%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,323,680
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,681,535
Bankers Healthcare Group
Securitization Trust
3,062,670
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
3,041,131
BHG Securitization Trust
3,752,548
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
3,550,258
BRAVO Residential Funding Trust
4,888,253
5.060%,  (SOFR30A +
0.750%), 2/27/2023, Ser.
2021-HE2, Class A1
a,c
4,851,931
Business Jet Securities, LLC
1,186,844
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,088,965
CarVal CLO VII-C, Ltd.
3,250,000
6.892%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c,d
3,250,000
Cascade Funding Mortgage Trust
2,053,710
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,896,669
Commonbond Student Loan Trust
229,074
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
214,507
711,809
5.006%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
690,609
Education Funding Trust
1,710,507
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,592,165
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
907,902
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (15.3%) - continued
Flatiron CLO, Ltd.
$ 4,000,000
6.056%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
$ 3,935,184
Foundation Finance Trust
1,902,089
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,716,026
Freedom ABS Trust
4,929,871
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
4,937,458
Galaxy XXIII CLO, Ltd.
6,000,000
6.166%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,848,566
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,433,769
GMAC Mortgage Corporation
Loan Trust
18,699
5.006%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
9,507
GSAA Home Equity Trust
540,418
6.456%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
561,865
920,881
4.512%,  8/25/2034, Ser.
2004-10, Class M2
b
846,684
Lendingpoint Asset Securitization
Trust
578,221
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
574,930
Longfellow Place CLO, Ltd.
9,000,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,866,098
Marlette Funding Trust
2,707,700
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
2,689,373
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,704,319
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,378,809
National Collegiate Trust
728,096
4.801%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
703,348
Navient Student Loan Trust
2,306,119
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,236,272
Oak Street Investment
2,501,760
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,260,918
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,118,801

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (15.3%) - continued
OZLM VIII, Ltd.
$ 4,000,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
$ 3,884,836
Pagaya AI Technology in Housing
Trust
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,757,865
Park Blue CLO 2022-II, Ltd.
4,000,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
3,997,716
PPM CLO 6, Ltd.
6,500,000
7.025%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
6,491,238
Pretium Mortgage Credit Partners,
LLC
2,476,603
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
2,386,398
4,306,409
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,816,297
1,607,900
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,511,254
Progress Residential Trust
2,996,298
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,804,554
Santander Drive Auto Receivables
Trust
4,500,000
5.360%,  5/15/2026, Ser.
2023-1, Class A2 4,500,121
Sound Point CLO XIV, Ltd.
5,500,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,401,280
9,250,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
8,953,852
Sound Point CLO XV, Ltd.
9,000,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,778,546
Terwin Mortgage Trust
1,235,357
6.006%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,208,595
Towd Point Asset Trust
3,148,606
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,872,825
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,247,289
Upstart Securitization Trust
8,667
0.870%,  3/20/2031, Ser.
2021-1, Class A
*
8,646
938,966
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
927,825
2,240,990
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
2,197,287
VCAT Asset Securitization, LLC
1,981,467
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,894,833
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (15.3%) - continued
Vericrest Opportunity Loan
Transferee
$ 3,358,449
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
$ 2,973,153
3,384,599
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,041,105
2,785,436
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,549,343
4,684,982
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
4,150,886
Wind River CLO, Ltd.
5,000,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,884,980
Total 215,667,495
Basic Materials (1.4%)
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,069,057
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 747,827
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,656,202
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,985,526
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,004,489
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,244,065
Nucor Corporation
950,000 2.000%,  6/1/2025 892,943
Nutrien, Ltd.
1,750,000 5.900%,  11/7/2024 1,777,760
Sherwin-Williams Company
2,300,000 4.250%,  8/8/2025 2,271,600
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 870,737
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,276,577
Total 19,796,783
Capital Goods (2.0%)
Boeing Company
4,500,000 4.875%,  5/1/2025 4,500,154
2,500,000 2.196%,  2/4/2026 2,311,320
Caterpillar Financial Services
Corporation
2,000,000 3.650%,  8/12/2025 1,961,061
1,650,000 4.800%,  1/6/2026 1,672,040
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,164,339
Howmet Aerospace, Inc.
2,450,000 6.875%,  5/1/2025 2,523,329
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 775,943
John Deere Capital Corporation
2,000,000 4.050%,  9/8/2025 1,981,861
1,650,000 4.800%,  1/9/2026 1,671,398
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,240,289
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,676,770

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Capital Goods (2.0%) - continued
Republic Services, Inc.
$ 1,250,000 2.500%,  8/15/2024 $ 1,206,161
1,750,000 0.875%,  11/15/2025 1,574,938
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 719,690
825,000 1.000%,  9/15/2025 748,351
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,959,221
Total 28,686,865
Collateralized Mortgage Obligations (11.2%)
Angel Oak Mortgage Trust
6,081,209
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
5,402,328
Banc of America Funding Trust
312,082
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
305,126
574,700
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 544,488
Bear Stearns Adjustable Rate
Mortgage Trust
78,551
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
72,944
Bellemeade Re, Ltd.
1,418,936
6.060%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
1,417,228
Cascade Funding Mortgage Trust
3,792,094
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,606,351
1,152,646
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,119,341
Cascade Funding Mortgage Trust,
LLC
1,764,835
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
1,714,356
1,568,338
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,515,719
Chase Mortgage Finance Trust
Series
1,355,132
3.810%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,234,612
CHNGE Mortgage Trust
2,961,617
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
2,892,122
4,791,056
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,371,755
6,178,545
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
5,911,698
CIM Trust
3,176,556
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
3,033,328
Citigroup Mortgage Loan Trust,
Inc.
667,292
2.790%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
620,519
Colony American Finance, Ltd.
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,136,842
COLT Mortgage Loan Trust
6,101,487
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
5,270,766
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (11.2%) -
continued
Countrywide Alternative Loan Trust
$ 104,878
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 $ 73,524
107,496
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 85,870
Credit Suisse Mortgage Capital
Certificates
5,383,334
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,596,815
Credit Suisse Mortgage Trust
7,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
6,082,547
3,369,781
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,250,462
Deephaven Residential Mortgage
Trust
6,267,489
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
5,601,675
5,801,576
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,972,367
Federal National Mortgage
Association - REMIC
3,731,391
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,697,235
Flagstar Mortgage Trust
2,751,044
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,440,663
FWD Securitization Trust
975,326
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
909,043
GCAT Trust
4,895,797
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
4,215,202
GS Mortgage-Backed Securities
Trust
446,848
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
410,297
Homeward Opportunities Fund
Trust
2,427,480
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
2,419,333
J.P. Morgan Alternative Loan Trust
291,960
3.508%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
274,455
J.P. Morgan Mortgage Trust
163,816
3.910%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
127,651
LHOME Mortgage Trust
4,000,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,803,380
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
3,857,173
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,578,305
MFRA Trust
5,465,989
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
5,269,756
Mortgage Equity Conversion Asset
Trust
704,782
5.190%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
700,906

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (11.2%) -
continued
$ 726,940
5.170%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
$ 710,947
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,188,259
1,960,759
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
1,900,149
Oaktown Re, Ltd.
1,396,400
5.960%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
1,395,202
Onslow Bay Financial, LLC
6,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
5,859,800
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,312,318
Preston Ridge Partners Mortgage
Trust, LLC
2,434,164
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,349,430
2,620,239
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,505,245
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,897,133
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,240,170
Toorak Mortgage Corporation, Ltd.
6,290,762
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
5,642,235
4,250,848
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
4,110,436
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,278,310
TRK Trust
6,079,024
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
5,163,603
TVC Mortgage Trust
1,330,692
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
1,325,647
Vericrest Opportunity Loan
Transferee
2,671,114
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,507,497
Verus Securitization Trust
2,029,958
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,745,289
Visio 2020-1R Trust
653,919
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
594,180
Wachovia Mortgage Loan Trust,
LLC
14,388
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
13,547
Total 157,275,579
Principal
Amount Long-Term Fixed Income (98.1%) Value
Commercial Mortgage-Backed Securities (0.8%)
GCT Commercial Mortgage Trust
$ 2,500,000
5.709%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
$ 2,267,564
GS Mortgage Securities Trust
8,490,000
6.060%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
7,743,994
Silver Hill Trust
1,910,072
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,810,932
Total 11,822,490
Communications Services (2.9%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,467,627
1,500,000 4.400%,  2/15/2026 1,482,553
1,000,000 1.450%,  9/15/2026 886,007
Bell Canada
3,750,000 0.750%,  3/17/2024 3,579,571
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
1,965,840
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,104,510
3,380,000 4.908%,  7/23/2025 3,362,627
Comcast Corporation
2,500,000 5.250%,  11/7/2025 2,553,537
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
501,573
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 973,153
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,021,355
Magallanes, Inc.
1,300,000 3.428%,  3/15/2024
a
1,272,357
3,600,000 3.638%,  3/15/2025
a
3,471,447
Netflix, Inc.
2,000,000 5.875%,  2/15/2025 2,029,180
NTT Finance Corporation
1,400,000 4.142%,  7/26/2024
a
1,384,314
Paramount Global
710,000 4.750%,  5/15/2025 704,494
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,625,125
1,500,000 7.625%,  2/15/2025 1,556,919
Take-Two Interactive Software, Inc.
1,000,000 3.300%,  3/28/2024 980,063
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 2,913,134
WarnerMedia Holdings, Inc.
3,200,000 3.755%,  3/15/2027
a
2,999,094
Total 40,834,480
Consumer Cyclical (5.9%)
Amazon.com, Inc.
2,700,000 4.600%,  12/1/2025 2,723,838
American Honda Finance
Corporation
1,070,000 1.200%,  7/8/2025 985,599
2,000,000 4.750%,  1/12/2026 2,016,599

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Cyclical (5.9%) - continued
D.R. Horton, Inc.
$ 950,000 2.600%,  10/15/2025 $ 894,576
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,121,464
1,000,000
5.348%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,000,935
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,758,394
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,927,729
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,108,979
2,750,000 3.810%,  1/9/2024 2,693,378
1,000,000 2.300%,  2/10/2025 927,263
1,400,000 3.375%,  11/13/2025 1,303,750
General Motors Company
1,500,000 6.125%,  10/1/2025 1,538,257
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,630,785
2,100,000 3.950%,  4/13/2024 2,073,056
1,580,000 2.900%,  2/26/2025 1,508,508
1,075,000 2.750%,  6/20/2025 1,014,378
2,000,000 2.350%,  2/26/2027 1,794,924
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,535,263
1,000,000 1.000%,  9/17/2024
a
934,034
1,360,000 1.800%,  10/15/2025
a
1,240,396
1,250,000 1.650%,  9/17/2026
a
1,104,840
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,103,855
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,370,651
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,257,660
700,000 5.875%,  11/15/2024 707,313
1,400,000 4.750%,  5/30/2025 1,383,351
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,202,418
3,000,000 4.400%,  9/8/2025 2,986,825
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,327,088
2,500,000 5.750%,  5/1/2025 2,542,466
Mercedes-Benz Finance North
America, LLC
1,500,000 5.500%,  11/27/2024
a
1,520,533
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,016,230
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,591,963
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,271,446
Toll Brothers Finance Corporation
2,300,000 4.375%,  4/15/2023 2,290,080
Toyota Motor Credit Corporation
2,000,000 4.400%,  9/20/2024 1,990,456
2,600,000 4.800%,  1/10/2025 2,609,279
1,125,000 0.800%,  10/16/2025 1,020,438
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,355,094
Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Cyclical (5.9%) - continued
Volkswagen Group of America
Finance, LLC
$ 2,000,000 4.250%,  11/13/2023
a
$ 1,983,432
Total 82,367,523
Consumer Non-Cyclical (4.7%)
AbbVie, Inc.
3,330,000 3.600%,  5/14/2025 3,245,731
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,568,404
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,584,538
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,739,924
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,707,712
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,363,855
Cargill, Inc.
2,500,000 3.500%,  4/22/2025
a
2,433,441
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,134,250
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,731,875
Diageo Capital plc
800,000 1.375%,  9/29/2025 736,059
1,750,000 5.200%,  10/24/2025 1,788,062
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,185,448
GSK Consumer Healthcare Capital
UK plc
1,250,000 3.125%,  3/24/2025 1,202,344
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,798,495
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,799,266
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,689,463
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,600,000 2.500%,  1/15/2027
a
3,207,168
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,331,394
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,263,767
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,797,210
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,868,575
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 3,911,000
Philip Morris International, Inc.
800,000 5.125%,  11/15/2024 805,598
2,750,000 5.000%,  11/17/2025 2,786,702
1,650,000 0.875%,  5/1/2026 1,471,227
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,469,485
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,881,499

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Non-Cyclical (4.7%) - continued
Universal Health Services, Inc.
$ 2,600,000 1.650%,  9/1/2026 $ 2,290,687
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,402,472
Total 66,195,651
Energy (4.5%)
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,497,041
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,700,779
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,752,480
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,094,638
4,850,000 2.268%,  11/15/2026
a
4,310,825
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,150,155
1,350,000 5.850%,  12/15/2025 1,385,278
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,260,097
1,500,000 5.875%,  1/15/2024 1,506,572
1,050,000 2.900%,  5/15/2025 1,001,725
EQT Corporation
1,000,000 6.125%,  2/1/2025 1,009,820
850,000 5.678%,  10/1/2025 851,109
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,039,180
Hess Corporation
3,301,000 3.500%,  7/15/2024 3,224,505
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,994,019
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,496,078
1,300,000 1.750%,  3/1/2026 1,183,902
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,295,318
1,630,000 5.500%,  1/15/2026 1,637,226
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,542,682
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,240,838
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 964,831
Ovintiv Exploration, Inc.
2,550,000 5.375%,  1/1/2026 2,565,626
Petroleos Mexicanos
425,000 2.378%,  4/15/2025 416,816
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,306,588
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,979,917
1,625,000 4.650%,  10/15/2025 1,608,004
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,241,978
Targa Resources Partners, LP
3,250,000 6.875%,  1/15/2029 3,337,717
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 701,811
Principal
Amount Long-Term Fixed Income (98.1%) Value
Energy (4.5%) - continued
Western Midstream Operating, LP
$ 2,500,000 3.350%,  2/1/2025 $ 2,387,500
Total 62,685,055
Financials (31.3%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,584,024
2,500,000 1.650%,  10/29/2024 2,338,851
2,000,000 6.500%,  7/15/2025 2,036,600
1,800,000 1.750%,  1/30/2026 1,617,927
750,000 2.450%,  10/29/2026 674,701
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,485,979
1,000,000 0.700%,  2/15/2024 953,813
2,500,000 0.800%,  8/18/2024 2,329,258
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,487,012
3,400,000 5.250%,  8/11/2025
a
3,323,036
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,528,308
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025
f
4,720,803
American Express Company
2,850,000 2.250%,  3/4/2025 2,711,466
2,750,000 3.950%,  8/1/2025 2,707,772
American International Group, Inc.
800,000 2.500%,  6/30/2025 761,308
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,170,591
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,336,580
2,000,000 3.875%,  1/15/2026 1,881,331
1,200,000 2.150%,  7/15/2026 1,048,639
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,362,735
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
1,938,499
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
1,832,236
2,500,000 4.875%,  10/1/2025
a
2,405,566
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,907,040
2,150,000 5.500%,  1/15/2026
a
2,113,392
1,500,000 2.125%,  2/21/2026
a
1,341,834
650,000 4.250%,  4/15/2026
a
617,265
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,557,577
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
380,836
Banco Santander SA
800,000
5.926%,  (LIBOR 3M +
1.120%), 4/12/2023
c
800,078
2,000,000 0.701%,  6/30/2024
c
1,958,360
2,400,000 5.147%,  8/18/2025 2,400,896
2,000,000 1.849%,  3/25/2026 1,804,899
1,000,000 4.175%,  3/24/2028
c
952,785
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,126,409
2,450,000 0.810%,  10/24/2024
c
2,369,967
1,000,000 3.458%,  3/15/2025
c
980,634

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (31.3%) - continued
$ 2,750,000 0.976%,  4/22/2025
c
$ 2,605,956
2,500,000 3.841%,  4/25/2025
c
2,455,130
1,375,000 0.981%,  9/25/2025
c
1,282,102
2,100,000 2.456%,  10/22/2025
c
2,007,606
3,000,000 1.530%,  12/6/2025
c
2,803,610
1,650,000 3.384%,  4/2/2026
c
1,596,066
1,475,000 1.319%,  6/19/2026
c
1,350,977
2,000,000 4.827%,  7/22/2026
c
1,994,964
3,500,000 1.734%,  7/22/2027
c
3,136,045
Bank of Montreal
3,000,000 0.625%,  7/9/2024 2,823,478
1,500,000 4.250%,  9/14/2024 1,485,722
2,000,000 1.500%,  1/10/2025 1,878,489
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,029,544
800,000 4.700%,  9/20/2025
c,g
781,978
2,000,000 4.414%,  7/24/2026
c
1,986,181
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,059,941
3,200,000 4.846%,  2/7/2028
a,d
3,216,894
Bank of Nova Scotia
2,000,000 5.250%,  12/6/2024 2,015,764
1,065,000 4.900%,  6/4/2025
c,g
1,034,285
Barclays plc
2,000,000
6.024%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,003,388
2,000,000 4.375%,  9/11/2024 1,972,819
2,400,000 1.007%,  12/10/2024
c
2,309,342
2,000,000 2.279%,  11/24/2027
c
1,792,823
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,042,284
1,650,000 4.700%,  3/24/2025
f
1,600,988
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,g
3,057,375
1,930,000 2.819%,  11/19/2025
a,c
1,848,732
2,200,000 1.323%,  1/13/2027
a,c
1,972,761
BPCE SA
1,050,000 2.375%,  1/14/2025
a
989,815
1,750,000 5.975%,  1/18/2027
a,c
1,772,195
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,021,730
2,000,000 3.945%,  8/4/2025 1,968,210
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
c
2,415,251
1,250,000 2.636%,  3/3/2026
c
1,183,728
1,500,000 4.985%,  7/24/2026
c
1,486,699
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,877,810
1,800,000 4.625%,  12/15/2029 1,710,108
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,g
595,320
1,750,000 4.000%,  6/1/2026
c,g
1,612,450
Citigroup, Inc.
3,500,000 0.776%,  10/30/2024
c
3,383,792
4,000,000 0.981%,  5/1/2025
c
3,788,082
1,000,000 4.000%,  12/10/2025
c,g
925,141
2,000,000 3.290%,  3/17/2026
c
1,925,228
1,075,000 3.106%,  4/8/2026
c
1,030,858
1,850,000 1.122%,  1/28/2027
c
1,648,277
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,g
651,923
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (31.3%) - continued
Commerzbank AG
$ 4,700,000 8.125%,  9/19/2023
a
$ 4,743,073
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,706,407
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027
a
1,911,568
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 497,753
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,g
2,471,424
1,065,000 1.907%,  6/16/2026
a,c
983,516
1,250,000 1.247%,  1/26/2027
a,c
1,117,664
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,459,750
810,000 7.500%,  12/11/2023
a,c,g
767,475
1,200,000 2.193%,  6/5/2026
a,c
1,054,408
2,000,000 6.373%,  7/15/2026
a,c
1,941,884
2,400,000 1.305%,  2/2/2027
a,c
1,987,305
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,500,453
2,000,000 0.976%,  9/10/2025
a,c
1,842,168
1,000,000 6.466%,  1/9/2026
a,c
1,015,318
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,758,668
1,090,000 2.222%,  9/18/2024
c
1,066,997
4,300,000 4.500%,  4/1/2025 4,171,494
3,000,000 6.000%,  10/30/2025
c,g
2,722,962
1,450,000 2.129%,  11/24/2026
c
1,308,097
Discover Bank
1,250,000 2.450%,  9/12/2024 1,195,617
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,032,070
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,739,477
2,500,000 0.800%,  8/12/2024
a
2,349,015
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,003,474
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,568,239
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,057,314
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,681,284
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,794,591
3,000,000 3.400%,  1/15/2026 2,741,327
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,624,667
Goldman Sachs Group, Inc.
2,500,000 0.673%,  3/8/2024
c
2,483,657
2,500,000 0.925%,  10/21/2024
c
2,415,200
2,250,000 5.700%,  11/1/2024 2,282,978
1,060,000 3.500%,  4/1/2025 1,028,967
2,085,000 3.272%,  9/29/2025
c
2,020,365
325,000 4.250%,  10/21/2025 319,933
2,550,000 0.855%,  2/12/2026
c
2,336,951
2,000,000 3.800%,  5/10/2026
c,g
1,750,950
2,500,000 3.615%,  3/15/2028
c
2,380,713
1,900,000 4.482%,  8/23/2028
c
1,867,067
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,f,g
1,500,000
1,645,000 4.250%,  3/14/2024 1,630,246

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (31.3%) - continued
$ 2,500,000 1.162%,  11/22/2024
c
$ 2,410,399
500,000 0.976%,  5/24/2025
c
469,615
1,750,000 2.999%,  3/10/2026
c
1,666,751
1,575,000 1.645%,  4/18/2026
c
1,450,218
1,400,000 1.589%,  5/24/2027
c
1,240,364
Huntington National Bank
2,000,000 5.699%,  11/18/2025
c
2,022,684
ING Groep NV
500,000 4.625%,  1/6/2026
a
500,033
2,000,000 1.726%,  4/1/2027
c
1,796,042
2,000,000 4.017%,  3/28/2028
c
1,919,488
J.P. Morgan Chase & Company
1,075,000 1.514%,  6/1/2024
c
1,062,140
1,900,000 3.875%,  9/10/2024 1,871,393
1,500,000
5.660%,  (LIBOR 3M +
0.850%), 1/10/2025
c,f
1,501,287
1,300,000 0.563%,  2/16/2025
c
1,236,167
3,500,000 0.969%,  6/23/2025
c
3,297,749
1,850,000 1.561%,  12/10/2025
c
1,732,871
2,000,000 5.546%,  12/15/2025
c
2,016,137
1,200,000 2.005%,  3/13/2026
c
1,128,862
1,100,000 2.083%,  4/22/2026
c
1,033,067
2,000,000 3.650%,  6/1/2026
c,g
1,822,500
3,500,000 1.045%,  11/19/2026
c
3,132,701
1,275,000 1.040%,  2/4/2027
c
1,135,358
1,000,000 1.578%,  4/22/2027
c
898,741
1,700,000 4.851%,  7/25/2028
c
1,699,569
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,501,830
KeyCorp
950,000 3.878%,  5/23/2025
c
933,086
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 849,901
2,881,000 4.375%,  10/1/2025 2,818,015
Lloyds Banking Group plc
1,500,000 0.695%,  5/11/2024
c
1,478,647
1,075,000 7.500%,  6/27/2024
c,g
1,067,034
350,000 4.582%,  12/10/2025 341,685
2,000,000 4.716%,  8/11/2026
c
1,971,917
2,000,000 3.750%,  3/18/2028
c
1,900,565
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,g
1,470,000
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,c
2,547,247
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 2,034,032
2,000,000 4.650%,  1/27/2026 1,996,057
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,064,108
4,000,000 0.953%,  7/19/2025
c
3,749,038
1,800,000 5.063%,  9/12/2025
c
1,797,799
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
667,268
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,429,432
Morgan Stanley
900,000
4.621%,  (SOFRRATE +
0.466%), 11/10/2023
c
899,559
3,000,000 0.529%,  1/25/2024
c
2,997,057
1,500,000 0.731%,  4/5/2024
c
1,486,998
1,500,000 0.791%,  1/22/2025
c
1,430,968
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (31.3%) - continued
$ 750,000 2.720%,  7/22/2025
c
$ 724,173
1,700,000 0.864%,  10/21/2025
c
1,575,479
2,500,000 1.164%,  10/21/2025
c
2,329,700
2,075,000 5.000%,  11/24/2025 2,086,499
1,500,000 4.679%,  7/17/2026
c
1,487,463
2,250,000 6.138%,  10/16/2026
c
2,317,867
1,500,000 0.985%,  12/10/2026
c
1,334,768
1,000,000 1.593%,  5/4/2027
c
898,010
National Australia Bank, Ltd./New
York
2,500,000 5.132%,  11/22/2024 2,524,437
National Bank of Canada
2,500,000 0.750%,  8/6/2024 2,354,611
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
2,992,650
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,467,746
649,000 3.754%,  11/1/2029
c
609,406
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
995,816
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,006,631
1,500,000 2.329%,  1/22/2027 1,348,101
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,916,274
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 644,890
1,115,000 4.500%,  1/15/2025 1,090,033
1,630,000 5.250%,  1/15/2026 1,620,253
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,177,426
1,500,000 3.400%,  7/15/2026 1,354,439
Owl Rock Core Income
Corporation
1,100,000 4.700%,  2/8/2027 1,006,728
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,837,195
1,250,000 3.750%,  6/17/2026
a
1,105,150
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,095,434
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
c
1,773,357
2,500,000 3.400%,  9/15/2026
c,g
2,131,250
2,000,000 4.758%,  1/26/2027
c
2,003,261
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,869,168
1,600,000 0.875%,  1/12/2026
a
1,429,187
Realty Income Corporation
250,000 4.600%,  2/6/2024 248,968
4,000,000 4.625%,  11/1/2025 3,984,890
546,000 4.875%,  6/1/2026 549,671
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,876,037
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,015,613
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,992,905
Royal Bank of Canada
1,750,000 3.970%,  7/26/2024 1,730,984
3,175,000 4.875%,  1/12/2026 3,194,747

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (31.3%) - continued
Santander Holdings USA, Inc.
$ 400,000 3.450%,  6/2/2025 $ 382,702
1,750,000 2.490%,  1/6/2028
c
1,543,534
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
964,389
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,682,045
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,098,125
2,000,000 2.226%,  1/21/2026
a,c
1,868,403
2,000,000 1.488%,  12/14/2026
a,c
1,782,094
Standard Chartered plc
1,500,000 0.991%,  1/12/2025
a,c
1,435,137
1,000,000 1.214%,  3/23/2025
a,c
950,295
2,000,000 1.822%,  11/23/2025
a,c
1,858,726
2,100,000 2.608%,  1/12/2028
a,c
1,890,282
State Street Corporation
2,000,000 5.751%,  11/4/2026
c
2,054,184
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,208,453
1,750,000 0.948%,  1/12/2026 1,562,907
2,400,000 2.174%,  1/14/2027 2,163,141
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,904,714
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,356,560
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,746,399
3,500,000 4.500%,  7/23/2025 3,405,827
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,468,504
2,000,000 5.103%,  1/9/2026 2,026,117
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,g
816,750
1,350,000 4.260%,  7/28/2026
c
1,334,960
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
2,054,973
1,750,000 4.548%,  7/22/2028
c
1,747,372
UBS AG
4,350,000 5.125%,  5/15/2024 4,307,283
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,590,984
2,200,000 4.490%,  8/5/2025
a,c
2,178,618
UnitedHealth Group, Inc.
2,200,000 5.150%,  10/15/2025 2,242,887
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,474,846
2,000,000 3.908%,  4/25/2026
c
1,953,940
1,500,000 4.540%,  8/15/2026
c
1,485,491
1,650,000 3.526%,  3/24/2028
c
1,569,155
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 2,950,618
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
989,359
Total 440,740,724
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,323,588
2,000,000 1.450%,  5/5/2026
a
1,801,034
Principal
Amount Long-Term Fixed Income (98.1%) Value
Foreign Government (0.3%) - continued
Province of Ontario
$ 750,000 3.400%,  10/17/2023 $ 741,697
Total 4,866,319
Mortgage-Backed Securities (1.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,000,000 5.000%,  3/1/2038
d
15,204,716
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,500,000 6.000%,  2/1/2042
d
6,674,941
155,454
3.781%,  (LIBOR 12M +
1.478%), 1/1/2043
c
153,189
Total 22,032,846
Technology (3.0%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,176,211
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,479,419
3,000,000 5.850%,  7/15/2025 3,056,852
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,715,598
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,937,966
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,069,361
2,000,000 1.500%,  11/15/2024 1,874,753
875,000 2.650%,  2/15/2025 834,613
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,458,353
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 995,401
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,872,999
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,526,647
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,139,380
3,250,000 2.950%,  5/15/2025 3,122,045
2,000,000 5.800%,  11/10/2025 2,055,922
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
962,270
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,341,451
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,442,129
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
957,328
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
941,355
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,356,719
VMware, Inc.
2,000,000 0.600%,  8/15/2023 1,954,571
650,000 1.400%,  8/15/2026 575,584

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Technology (3.0%) - continued
Western Digital Corporation
$ 3,000,000 4.750%,  2/15/2026 $ 2,898,750
Total 41,745,677
Transportation (1.3%)
Air Canada Pass Through Trust
564,501 3.875%,  3/15/2023
a
562,519
British Airways plc
557,148 4.625%,  6/20/2024
a
543,689
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,879,466
Continental Airlines, Inc.
1,251,192 4.150%,  4/11/2024 1,227,207
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,058,231
2,612,485 4.500%,  10/20/2025
a
2,581,295
Mileage Plus Holdings, LLC
2,790,000 6.500%,  6/20/2027
a
2,818,765
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
953,516
1,000,000 3.950%,  3/10/2025
a
971,458
1,200,000 1.200%,  11/15/2025
a
1,074,176
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 999,120
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,660,929
TTX Company
650,000 4.125%,  10/1/2023
a
646,769
Total 17,977,140
U.S. Government & Agencies (8.5%)
U.S. Treasury Bonds
8,000,000 4.250%,  12/31/2024 8,000,000
U.S. Treasury Notes
5,500,000 0.125%,  1/15/2024 5,264,746
2,000,000 0.875%,  1/31/2024 1,924,688
1,500,000 2.500%,  1/31/2024 1,467,363
44,000,000 2.500%,  5/31/2024 42,808,906
2,500,000 0.250%,  6/15/2024 2,358,008
30,930,000 3.000%,  6/30/2024 30,275,154
2,750,000 2.125%,  7/31/2024 2,656,006
12,000,000 4.500%,  11/30/2024 12,039,844
13,000,000 4.000%,  10/31/2029 13,323,984
Total 120,118,699
Utilities (3.4%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,621,043
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,374,527
Ameren Corporation
750,000 2.500%,  9/15/2024 721,755
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,207,880
1,425,000 1.000%,  11/1/2025 1,283,218
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,900,766
Principal
Amount Long-Term Fixed Income (98.1%) Value
Utilities (3.4%) - continued
CenterPoint Energy Resources
Corporation
$ 2,000,000 0.700%,  3/2/2023 $ 1,993,766
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,129,572
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,121,514
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,440,149
1,750,000 4.220%,  11/1/2024 1,729,597
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
817,058
1,085,000 0.900%,  9/15/2025 981,709
2,650,000 5.000%,  12/8/2025 2,669,062
Edison International
1,580,000 2.950%,  3/15/2023 1,575,152
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,072,459
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,015,352
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,461,780
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
816,176
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,212,572
1,080,000 0.950%,  8/15/2025 984,285
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,972,805
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,944,693
Sempra Energy
3,250,000 3.300%,  4/1/2025 3,146,242
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,910,470
Southern Company
1,100,000 4.000%,  1/15/2051
c
1,046,463
1,250,000 3.750%,  9/15/2051
c
1,087,933
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,942,300
WEC Energy Group, Inc.
1,250,000 0.550%,  9/15/2023 1,216,412
Total 48,396,710
Total Long-Term Fixed Income
(cost $1,451,130,082) 1,381,210,036
Shares
Collateral Held for Securities
Loaned ( 0 .6% ) Value
8,834,055 Thrivent Cash Management Trust 8,834,055
Total Collateral Held for
Securities Loaned
(cost $8,834,055) 8,834,055

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0 .1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 11.172%
c
$ 1,550,880
Total 1,550,880
Total Preferred Stock
(cost $1,490,400) 1,550,880
Shares or
Principal
Amount Short-Term Investments ( 3 .1% ) Value
Federal Home Loan Bank Discount
Notes
15,000,000 4.160%, 2/1/2023
h
15,000,000
2,000,000 4.260%, 2/3/2023
h
1,999,490
7,000,000 4.250%, 2/6/2023
h
6,995,638
11,500,000 0.130%, 2/8/2023
h,i
11,489,969
5,100,000 4.239%, 2/10/2023
h,i
5,094,155
100,000 4.260%, 2/17/2023
h,i
99,801
Federal Home Loan Mortgage
Corporation Discount Notes
2,740,000 4.050%, 2/1/2023
h
2,740,000
Total Short-Term Investments
(cost $43,420,379) 43,419,053
Total Investments (cost
$1,504,874,916) 101.9% $ 1,435,014,024
Other Assets and Liabilities, Net
(1.9%) (26,634,843)
Total Net Assets 100.0% $ 1,408,379,181
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $568,715,731 or
40.4% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
c Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of January 31, 2023 was $3,133,758
or 0.22% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
6/20/2031 5/4/2021 $ 938,940
Upstart Securitization Trust,
3/20/2031 1/28/2021 8,666
Upstart Securitization Trust,
7/20/2031 7/22/2021 2,240,836
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,558,492
Total lending $8,558,492
Gross amount payable upon return of
collateral for securities loaned $8,834,055
Net amounts due to counterparty $275,563
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR3M - CME Term SOFR 3 Month

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 215,667,495 – 215,667,495 –
Basic Materials 19,796,783 – 19,796,783 –
Capital Goods 28,686,865 – 28,686,865 –
Collateralized Mortgage Obligations 157,275,579 – 157,275,579 –
Commercial Mortgage-Backed Securities 11,822,490 – 11,822,490 –
Communications Services 40,834,480 – 40,834,480 –
Consumer Cyclical 82,367,523 – 82,367,523 –
Consumer Non-Cyclical 66,195,651 – 66,195,651 –
Energy 62,685,055 – 62,685,055 –
Financials 440,740,724 – 440,740,724 –
Foreign Government 4,866,319 – 4,866,319 –
Mortgage-Backed Securities 22,032,846 – 22,032,846 –
Technology 41,745,677 – 41,745,677 –
Transportation 17,977,140 – 17,977,140 –
U.S. Government & Agencies 120,118,699 – 120,118,699 –
Utilities 48,396,710 – 48,396,710 –
Preferred Stock
Financials 1,550,880 1,550,880 – –
Short-Term Investments 43,419,053 – 43,419,053 –
Subtotal Investments in Securities $ 1,426,179,969 $ 1,550,880 $ 1,424,629,089 $ –
Other Investments  * Total
Collateral Held for Securities Loaned 8,834,055
Subtotal Other Investments $ 8,834,055
Total Investments at Value $ 1,435,014,024
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,289,587 1,289,587 – –
Total Asset Derivatives $ 1,289,587 $ 1,289,587 $ – $ –
Liability Derivatives
Futures Contracts 571,715 571,715 – –
Total Liability Derivatives $ 571,715 $ 571,715 $ – $ –

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$1,398,639 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 125 March 2023 $ 14,070,715 $ 243,739
CBOT 5-Yr. U.S. Treasury Note 502 March 2023 54,205,799 633,780
CBOT U.S. Long Bond 65 March 2023 8,142,446 299,429
Ultra 10-Yr. U.S. Treasury Note 41 March 2023 4,856,690 112,639
Total Futures Long Contracts $ 81,275,650 $ 1,289,587
CBOT 2-Yr. U.S. Treasury Note (701) March 2023 ( $ 143,587,842 ) ( $ 571,715 )
Total Futures Short Contracts ( $ 143,587,842 ) ( $ 571,715 )
Total Futures Contracts ( $ 62,312,192 ) $ 717,872
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $ 4,500 $ 18,797 $ 14,463 $ 8,834 8,834 0.6%
Total Collateral Held for Securities Loaned 4,500 8,834 0.6
Total Value $ 4,500 $ 8,834
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (11.8%)
1,255 Activision Blizzard, Inc. $ 96,095
129 Alphabet, Inc., Class C
a
12,883
14,094 AT&T, Inc. 287,095
4,935 BCE, Inc. 233,296
209 Charter Communications, Inc.
a
80,321
110,000 CITIC Telecom International
Holdings, Ltd. 39,184
7,900 Comcast Corporation 310,865
1,776 Electronic Arts, Inc. 228,536
12,200 Nintendo Company, Ltd. 528,965
9,721 Orange SA 102,874
357 Paradox Interactive AB 6,345
2,187 Publicis Groupe SA 154,270
3,528 Rogers Communications, Inc. 171,528
4,200 SKY Perfect JSAT Holdings, Inc. 16,213
9,300 SoftBank Corporation 106,411
348 Swisscom AG 205,618
23,502 Telefonica SA 89,284
12,141 TELUS Corporation 261,608
572 T-Mobile US, Inc.
a
85,405
14,096 Verizon Communications, Inc. 585,971
Total 3,602,767
Consumer Discretionary (6.1%)
68,000 Chow Tai Fook Jewellery Group,
Ltd. 145,565
368 Dollarama, Inc. 22,007
15,775 Europris ASA
b
101,632
308 Ferrari NV 76,964
11,000 Heiwa Corporation 199,584
72 Hermes International 134,748
1,986 McDonald's Corporation 531,057
5,400 McDonald's Holdings Company
(Japan), Ltd. 213,340
3,076 Mobilezone Holding AG 55,854
3,200 Sangetsu Company, Ltd. 56,234
1,700 T-Gaia Corporation 21,718
166 Ulta Beauty, Inc.
a
85,317
61,900 Yamada Holdings Company, Ltd. 224,757
Total 1,868,777
Consumer Staples (13.8%)
671 Church & Dwight Company, Inc. 54,257
5,548 Coca-Cola Company 340,203
6,181 Colgate-Palmolive Company 460,670
2,243 Conagra Brands, Inc. 83,417
3,521 General Mills, Inc. 275,906
728 Hershey Company 163,509
2,110 J.M. Smucker Company 322,408
5,800 Japan Tobacco, Inc. 118,273
318 Kimberly-Clark Corporation 41,343
3,887 Kraft Heinz Company 157,540
7,667 Kroger Company 342,178
6,060 Mondelez International, Inc. 396,567
1,230 Nestle SA 150,071
2,438 PepsiCo, Inc. 416,947
1,434 Procter & Gamble Company 204,173
113,900 Sheng Siong Group, Ltd. 142,344
3,870 Walmart, Inc. 556,777
Total 4,226,583
Energy (1.6%)
8,588 Equinor ASA 261,734
473 Phillips 66 47,428
Shares Common Stock (97.6%) Value
Energy (1.6%) - continued
5,556 Williams Companies, Inc. $ 179,125
Total 488,287
Financials (10.2%)
330 Aon plc 105,164
9,514 Bank Leumi Le-Israel BM 84,079
430 Bank of Nova Scotia 23,278
702 Berkshire Hathaway, Inc.
a
218,687
141,500 BOC Hong Kong (Holdings), Ltd. 494,527
3,437 Cboe Global Markets, Inc. 422,339
552 Citigroup, Inc. 28,825
257 FactSet Research Systems, Inc. 108,696
3,492 Hartford Financial Services Group,
Inc. 271,014
640 Intercontinental Exchange, Inc. 68,832
2,875 Julius Baer Group, Ltd. 184,415
1,811 Laurentian Bank of Canada 48,686
961 Marsh & McLennan Companies,
Inc. 168,089
11,100 Matsui Securities Company, Ltd. 66,469
80,500 Mitsubishi HC Capital, Inc. 410,884
5,104 Mizrahi Tefahot Bank, Ltd. 168,589
3,196 Nasdaq, Inc. 192,367
443 Progressive Corporation 60,403
Total 3,125,343
Health Care (20.2%)
92 Abbott Laboratories 10,171
732 Agilent Technologies, Inc. 111,322
5,981 Baxter International, Inc. 273,272
58 Biogen, Inc.
a
16,872
247 Bristol-Myers Squibb Company 17,944
4,954 Galenica AG
b
387,441
8,223 Gilead Sciences, Inc. 690,239
4,929 Johnson & Johnson 805,497
1,700 Kaken Pharmaceutical Company,
Ltd. 49,344
5,565 Merck & Company, Inc. 597,737
288 Merck KGaA 60,113
3,226 Novo Nordisk AS 446,446
1,107 Orion Oyj 59,307
4,952 QIAGEN NV
a
241,573
26,500 Raffles Medical Group, Ltd. 29,312
647 Regeneron Pharmaceuticals, Inc.
a
490,730
710 Roche Holding AG, Bearer Shares 259,889
1,576 Roche Holding AG, Participation
Certificates 491,981
4,119 Sanofi 403,349
157 Seagen, Inc.
a
21,898
56 Sonova Holding AG 14,004
800 Takeda Pharmaceutical Company,
Ltd. 25,150
268 UnitedHealth Group, Inc. 133,783
1,526 Vertex Pharmaceuticals, Inc.
a
493,051
121 Ypsomed Holding AG 24,831
Total 6,155,256
Industrials (9.9%)
681 Booz Allen Hamilton Holding
Corporation 64,450
12,284 Cia de Distribucion Integral
Logista Holdings SA 332,815
111 Cintas Corporation 49,255
1,800 COMSYS Holdings Corporation 34,330
5,839 CSX Corporation 180,542

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Industrials (9.9%) - continued
16,800 EXEO Group, Inc. $ 305,484
2,667 Expeditors International of
Washington, Inc. 288,436
209 IDEX Corporation 50,093
19 JB Hunt Transport Services, Inc. 3,592
5,400 Kamigumi Company, Ltd. 110,465
23,000 Kandenko Company, Ltd. 154,586
101 Kuehne & Nagel International AG 24,084
151 Lockheed Martin Corporation 69,952
7,000 Nikkon Holdings Company, Ltd. 134,776
317 Norfolk Southern Corporation 77,922
6,460 OC Oerlikon Corporation AG 44,353
537 Republic Services, Inc. 67,028
4,250 Thomson Reuters Corporation 505,573
613 United Parcel Service, Inc. 113,546
2,609 Waste Management, Inc. 403,691
Total 3,014,973
Information Technology (13.2%)
88 Accenture plc 24,556
224 Adobe, Inc.
a
82,956
6,500 Amano Corporation 118,924
492 Apple, Inc. 70,991
1,625 Arista Networks, Inc.
a
204,783
572 Automatic Data Processing, Inc. 129,163
3,700 BellSystem24 Holdings, Inc. 42,592
1,056 Cadence Design Systems, Inc.
a
193,069
919 CGI, Inc.
a
78,767
873 Check Point Software
Technologies, Ltd.
a
111,046
5,042 Cisco Systems, Inc. 245,394
3,845 Computershare, Ltd. 64,757
148 Enphase Energy, Inc.
a
32,764
336 Fidelity National Information
Services, Inc. 25,213
408 Genpact, Ltd. 19,290
1,908 Global Payments, Inc. 215,070
200 ITOCHU Techno-Solutions
Corporation 4,952
1,550 Jack Henry & Associates, Inc. 279,140
2,386 Keysight Technologies, Inc.
a
427,929
4,500 Kyocera Corporation 233,511
514 Mastercard, Inc. 190,488
625 Motorola Solutions, Inc. 160,631
4,500 NEC Networks & System
Integration Corporation 60,095
366 NICE, Ltd.
a
75,692
476 Paychex, Inc. 55,149
387 QUALCOMM, Inc. 51,552
214 ServiceNow, Inc.
a
97,398
381 Skyworks Solutions, Inc. 41,784
1,577 Splunk, Inc.
a
151,029
1,973 Texas Instruments, Inc. 349,635
200 VeriSign, Inc.
a
43,610
598 Visa, Inc. 137,666
Total 4,019,596
Materials (3.0%)
674 Celanese Corporation 83,037
1,844 Franco-Nevada Corporation 270,515
10,543 Newmont Corporation 558,041
Total 911,593
Shares Common Stock (97.6%) Value
Real Estate (1.2%)
5,900 Daiwa House Industry Company,
Ltd. $ 141,689
517 Public Storage, Inc. 157,344
7,000 Swire Pacific, Ltd. 64,147
Total 363,180
Utilities (6.6%)
6,378 Consolidated Edison, Inc. 607,887
3,275 Edison International, Inc. 225,647
2,293 Entergy Corporation 248,286
4,607 Evergy, Inc. 288,629
1,201 Fortis, Inc. 49,347
3,600 Kyushu Electric Power Company,
Inc. 20,724
7,941 NiSource, Inc. 220,363
91 Pinnacle West Capital Corporation 6,784
18,000 Power Assets Holdings, Ltd. 101,847
1,531 Sempra Energy 245,465
Total 2,014,979
Total Common Stock
(cost $27,273,093) 29,791,334
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
65,260 4.830% 652,599
Total Short-Term Investments
(cost $652,599) 652,599
Total Investments (cost
$27,925,692) 99.7% $30,443,933
Other Assets and Liabilities, Net
0.3% 93,815
Total Net Assets 100.0% $30,537,748
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $489,073 or 1.6%
of total net assets.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,602,767 1,687,171 1,915,596 –
Consumer Discretionary 1,868,777 616,374 1,252,403 –
Consumer Staples 4,226,583 3,815,895 410,688 –
Energy 488,287 226,553 261,734 –
Financials 3,125,343 1,644,416 1,480,927 –
Health Care 6,155,256 3,662,516 2,492,740 –
Industrials 3,014,973 1,368,507 1,646,466 –
Information Technology 4,019,596 3,340,306 679,290 –
Materials 911,593 911,593 – –
Real Estate 363,180 157,344 205,836 –
Utilities 2,014,979 1,843,061 171,918 –
Subtotal Investments in Securities $29,791,334 $19,273,736 $10,517,598 $–
Other Investments  * Total
Affiliated Short-Term Investments 652,599
Subtotal Other Investments $652,599
Total Investments at Value $30,443,933
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 22,875 22,875 – –
Total Asset Derivatives $22,875 $22,875 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 6 March 2023 $ 490,365 $ 22,875
Total Futures Long Contracts $ 490,365 $ 22,875
Total Futures Contracts $ 490,365 $22,875

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $674 $1,837 $1,858 $653 65 2.1%
Total Affiliated Short-Term Investments 674 653 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 228 228 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $674 $653
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $7
Total Income/Non Income Cash from Affiliated Investments $7
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .3% ) Value
Communications Services (2.1%)
2,605 Ziff Davis, Inc.
a
$ 233,095
8,954 ZoomInfo Technologies, Inc.
a
252,772
Total 485,867
Consumer Discretionary (12.2%)
3,214 Aptiv plc
a
363,471
1,447 Burlington Stores, Inc.
a
332,564
237 Chipotle Mexican Grill, Inc.
a
390,192
2,139 Five Below, Inc.
a
421,661
781 Lithia Motors, Inc. 205,559
69 NVR, Inc.
a
363,630
3,952 Planet Fitness, Inc.
a
334,537
432 Ulta Beauty, Inc.
a
222,031
2,751 Wyndham Hotels & Resorts, Inc. 213,230
Total 2,846,875
Consumer Staples (3.7%)
1,221 Casey's General Stores, Inc. 288,046
1,731 Celsius Holdings, Inc.
a
173,654
4,022 Lamb Weston Holdings, Inc. 401,758
Total 863,458
Energy (2.3%)
2,862 Matador Resources Company 189,350
24,534 TechnipFMC plc
a
340,777
Total 530,127
Financials (8.6%)
1,894 Arthur J. Gallagher & Company 370,694
7,160 Columbia Banking System, Inc. 221,315
1,540 Kinsale Capital Group, Inc. 428,798
835 MSCI, Inc. 443,853
3,184 Tradeweb Markets, Inc. 237,335
3,944 Western Alliance Bancorp 297,259
Total 1,999,254
Health Care (17.4%)
795 Argenx SE ADR
a
303,889
1,161 Ascendis Pharma AS ADR
a
144,057
9,417 Avantor, Inc.
a
225,066
3,823 Bio-Techne Corporation 304,540
842 Cooper Companies, Inc. 293,799
3,588 DexCom, Inc.
a
384,239
2,903 Edwards Lifesciences Corporation
a
222,660
1,960 Immunocore Holdings plc ADR
a
120,089
834 Inspire Medical Systems, Inc.
a
211,052
1,463 Insulet Corporation
a
420,349
15,304 Maravai LifeSciences Holdings,
Inc.
a
224,357
7,539 Progyny, Inc.
a
259,266
13,495 R1 RCM, Inc.
a
193,113
1,167 Repligen Corporation
a
216,245
1,339 Sarepta Therapeutics, Inc.
a
167,335
630 ShockWave Medical, Inc.
a
118,396
1,528 Zoetis, Inc. 252,869
Total 4,061,321
Industrials (18.6%)
2,378 ASGN, Inc.
a
216,279
1,052 Carlisle Companies, Inc. 263,905
1,747 Chart Industries, Inc.
a
234,063
11,631 Driven Brands Holdings, Inc.
a
339,509
13,696 Howmet Aerospace, Inc. 557,290
7,436 IAA, Inc.
a
310,304
Shares Common Stock (97.3%) Value
Industrials (18.6%) - continued
487 IDEX Corporation $ 116,724
1,868 Middleby Corporation
a
290,381
711 Old Dominion Freight Line, Inc. 236,934
2,576 Regal Rexnord Corporation 358,579
222 Saia, Inc.
a
60,557
3,561 TransUnion 255,502
3,133 Trex Company, Inc.
a
165,172
559 United Rentals, Inc.
a
246,491
3,823 Vicor Corporation
a
265,431
8,422 WillScot Mobile Mini Holdings
Corporation
a
408,130
Total 4,325,251
Information Technology (25.3%)
4,951 Amphenol Corporation 394,941
2,390 Arista Networks, Inc.
a
301,188
1,975 Bill.com Holdings, Inc.
a
228,350
4,714 Calix, Inc.
a
248,145
5,522 Cognex Corporation 302,274
2,664 Entegris, Inc. 215,011
658 EPAM Systems, Inc.
a
218,884
3,664 Five9, Inc.
a
288,650
491 HubSpot, Inc.
a
170,382
599 Lam Research Corporation 299,560
5,427 Lattice Semiconductor
Corporation
a
411,312
664 Monolithic Power Systems, Inc. 283,236
2,628 Palo Alto Networks, Inc.
a
416,906
1,243 Paycom Software, Inc.
a
402,657
3,064 PTC, Inc.
a
413,272
6,376 Sprout Social, Inc.
a
407,873
1,153 Synopsys, Inc.
a
407,874
1,100 Tyler Technologies, Inc.
a
355,047
849 Universal Display Corporation 112,518
Total 5,878,080
Materials (4.0%)
2,715 AptarGroup, Inc. 313,962
737 Martin Marietta Materials, Inc. 265,055
3,943 RPM International, Inc. 354,515
Total 933,532
Real Estate (3.1%)
1,915 CBRE Group, Inc.
a
163,752
2,628 Regency Centers Corporation 175,104
906 SBA Communications Corporation 269,562
2,666 Zillow Group, Inc.
a
114,531
Total 722,949
Total Common Stock
(cost $20,792,426) 22,646,714
Shares
Registered Investment
Companies ( 1 .1% ) Value
Unaffiliated  (1.1%)
668 SPDR S&P Biotech ETF
a,b
59,385
1,421 SPDR S&P Oil & Gas Exploration
ETF 200,319
Total 259,704
Total Registered Investment
Companies (cost $190,485) 259,704

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .2% ) Value
53,310 Thrivent Cash Management Trust $ 53,310
Total Collateral Held for
Securities Loaned
(cost $53,310) 53,310
Shares Short-Term Investments ( 1 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
30,583 4.830% 305,827
Total Short-Term Investments
(cost $305,827) 305,827
Total Investments (cost
$21,342,048) 99.9% $ 23,265,555
Other Assets and Liabilities, Net
0.1% 16,396
Total Net Assets 100.0% $ 23,281,951
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 53,340
Total lending $53,340
Gross amount payable upon return of
collateral for securities loaned $53,310
Net amounts due to counterparty $(30)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 485,867 485,867 – –
Consumer Discretionary 2,846,875 2,846,875 – –
Consumer Staples 863,458 863,458 – –
Energy 530,127 530,127 – –
Financials 1,999,254 1,999,254 – –
Health Care 4,061,321 4,061,321 – –
Industrials 4,325,251 4,325,251 – –
Information Technology 5,878,080 5,878,080 – –
Materials 933,532 933,532 – –
Real Estate 722,949 722,949 – –
Registered Investment Companies
Unaffiliated 259,704 259,704 – –
Subtotal Investments in Securities $ 22,906,418 $ 22,906,418 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 305,827
Collateral Held for Securities Loaned 53,310
Subtotal Other Investments $ 359,137
Total Investments at Value $ 23,265,555
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 831 $ 1,702 $ 2,227 $ 306 31 1.3%
Total Affiliated Short-Term Investments 831 306 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   43 1,817 1,807 53 53 0.2
Total Collateral Held for Securities Loaned 43 53 0.2
Total Value $ 874 $ 359
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $7
Total Income/Non Income Cash from Affiliated Investments $7
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .2% ) Value
Communications Services (0.9%)
2,322,871 DISH Network Corporation
a
$ 33,426,114
Total 33,426,114
Consumer Discretionary (12.4%)
408,194 Aptiv plc
a
46,162,659
47,779 Chipotle Mexican Grill, Inc.
a
78,662,390
346,912 Expedia Group, Inc.
a
39,652,042
1,196,831 Harley-Davidson, Inc. 55,090,131
265,403 Lululemon Athletica, Inc.
a
81,446,873
24,566 NVR, Inc.
a
129,462,820
2,419,471 Sonos, Inc.
a
44,615,045
Total 475,091,960
Consumer Staples (3.9%)
266,784 Casey's General Stores, Inc. 62,937,014
868,881 Lamb Weston Holdings, Inc. 86,792,523
Total 149,729,537
Energy (5.5%)
1,279,957 Devon Energy Corporation 80,944,481
2,453,648 NOV, Inc. 59,967,157
501,380 Valero Energy Corporation 70,208,241
Total 211,119,879
Financials (15.8%)
1,776,985 Ally Financial, Inc. 57,734,243
169,936 Ameriprise Financial, Inc. 59,497,992
1,524,054 Arch Capital Group, Ltd.
a
98,072,875
1,961,846 Equitable Holdings, Inc. 62,916,401
382,104 Kinsale Capital Group, Inc. 106,393,038
2,135,252 Radian Group, Inc. 47,189,069
1,151,093 Western Alliance Bancorp 86,757,879
1,646,179 Zions Bancorp NA 87,510,876
Total 606,072,373
Health Care (10.7%)
315,182 Align Technology, Inc.
a
85,014,041
585,467 Bio-Techne Corporation 46,638,301
618,058 Edwards Lifesciences Corporation
a
47,405,049
172,933 Insulet Corporation
a
49,687,110
2,613,089 Maravai LifeSciences Holdings,
Inc.
a
38,307,885
215,575 Medpace Holdings, Inc.
a
47,657,165
1,131,437 NuVasive, Inc.
a
51,593,527
334,349 Sarepta Therapeutics, Inc.
a
41,783,594
Total 408,086,672
Industrials (18.0%)
648,446 Advanced Drainage Systems, Inc. 65,389,295
1,097,842 Fastenal Company 55,495,913
1,741,779 Howmet Aerospace, Inc. 70,872,987
259,706 Lincoln Electric Holdings, Inc. 43,337,140
278,718 Old Dominion Freight Line, Inc. 92,879,986
677,493 Quanta Services, Inc. 103,107,660
1,170,898 Southwest Airlines Company 41,883,021
990,173 Timken Company 81,540,747
305,207 United Rentals, Inc.
a
134,581,027
Total 689,087,776
Information Technology (10.8%)
181,948 ANSYS, Inc.
a
48,463,669
297,439 Bill.com Holdings, Inc.
a
34,389,897
1,095,249 Ciena Corporation
a
56,974,853
2,653,433 Dropbox, Inc.
a
61,639,249
Shares Common Stock (95.2%) Value
Information Technology (10.8%) - continued
250,772 NICE, Ltd. ADR
a
$ 52,017,636
805,313 ON Semiconductor Corporation
a
59,150,240
903,769 Trimble, Inc.
a
52,472,828
637,629 Wolfspeed, Inc.
a
49,103,809
Total 414,212,181
Materials (8.4%)
330,446 Ashland, Inc. 36,107,834
1,396,106 Ball Corporation 81,309,213
654,093 PPG Industries, Inc. 85,254,482
994,984 Steel Dynamics, Inc. 120,034,870
Total 322,706,399
Real Estate (4.0%)
399,391 Alexandria Real Estate Equities,
Inc. 64,198,109
332,146 Camden Property Trust 40,923,709
428,887 Digital Realty Trust, Inc. 49,159,028
Total 154,280,846
Utilities (4.8%)
1,159,189 Alliant Energy Corporation 62,630,982
1,977,368 CenterPoint Energy, Inc. 59,558,324
565,654 Entergy Corporation 61,249,015
Total 183,438,321
Total Common Stock
(cost $2,760,500,118) 3,647,252,058
Shares Short-Term Investments ( 4 .7% ) Value
Thrivent Core Short-Term Reserve
Fund
18,041,032 4.830% 180,410,317
Total Short-Term Investments
(cost $180,382,179) 180,410,317
Total Investments (cost
$2,940,882,297) 99.9% $ 3,827,662,375
Other Assets and Liabilities, Net
0.1% 4,885,181
Total Net Assets 100.0% $ 3,832,547,556
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 33,426,114 33,426,114 – –
Consumer Discretionary 475,091,960 475,091,960 – –
Consumer Staples 149,729,537 149,729,537 – –
Energy 211,119,879 211,119,879 – –
Financials 606,072,373 606,072,373 – –
Health Care 408,086,672 408,086,672 – –
Industrials 689,087,776 689,087,776 – –
Information Technology 414,212,181 414,212,181 – –
Materials 322,706,399 322,706,399 – –
Real Estate 154,280,846 154,280,846 – –
Utilities 183,438,321 183,438,321 – –
Subtotal Investments in Securities $ 3,647,252,058 $ 3,647,252,058 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 180,410,317
Subtotal Other Investments $ 180,410,317
Total Investments at Value $ 3,827,662,375
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 174,339 $ 144,415 $ 138,344 $ 180,410 18,041 4.7%
Total Affiliated Short-Term Investments 174,339 180,410 4.7
Total Value $ 174,339 $ 180,410
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $2,150
Total Income/Non Income Cash from Affiliated Investments $2,150
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .4% ) Value
Communications Services (2.5%)
24,656 Imax Corporation
a
$ 419,152
15,023 Warner Bros. Discovery, Inc.
a
222,641
Total 641,793
Consumer Discretionary (11.8%)
2,054 Aptiv plc
a
232,287
9,564 Cedar Fair, LP 401,114
5,868 D.R. Horton, Inc. 579,113
2,606 Dollar Tree, Inc.
a
391,369
8,041 eBay, Inc. 398,029
3,038 Lear Corporation 442,880
12,410 Tapestry, Inc. 565,524
Total 3,010,316
Consumer Staples (5.4%)
9,948 Hain Celestial Group, Inc.
a
204,133
3,333 Lamb Weston Holdings, Inc. 332,933
4,562 Sysco Corporation 353,373
12,487 US Foods Holding Corporation
a
476,129
Total 1,366,568
Energy (6.4%)
16,462 Enterprise Products Partners, LP 421,427
8,067 Helmerich & Payne, Inc. 390,765
2,005 Marathon Petroleum Corporation 257,683
2,382 Pioneer Natural Resources
Company 548,694
Total 1,618,569
Financials (17.0%)
3,656 Allstate Corporation 469,686
1,294 Capital One Financial Corporation 153,986
3,745 Cboe Global Markets, Inc. 460,186
3,137 Comerica, Inc. 229,974
20,236 Eastern Bankshares, Inc. 327,216
6,966 Enterprise Financial Services
Corporation 371,427
13,217 Equitable Holdings, Inc. 423,869
2,559 M&T Bank Corporation 399,204
1,671 Raymond James Financial, Inc. 188,439
2,850 Selective Insurance Group, Inc. 270,750
7,385 Voya Financial, Inc. 515,251
5,742 Wintrust Financial Corporation 525,221
Total 4,335,209
Health Care (7.7%)
2,169 Acadia Healthcare Company, Inc.
a
182,239
9,633 Baxter International, Inc. 440,132
4,733 Cardinal Health, Inc. 365,624
1,829 Laboratory Corporation of America
Holdings 461,127
3,408 Universal Health Services, Inc. 505,100
Total 1,954,222
Industrials (15.1%)
3,471 AGCO Corporation 479,449
11,486 Barnes Group, Inc. 508,370
2,359 Booz Allen Hamilton Holding
Corporation 223,256
1,753 Carlisle Companies, Inc. 439,758
4,537 Crane Holdings, Company 525,884
1,750 JB Hunt Transport Services, Inc. 330,837
1,476 Lincoln Electric Holdings, Inc. 246,300
13,307 Sensata Technologies Holding plc 676,661
Shares Common Stock (95.4%) Value
Industrials (15.1%) - continued
11,928 Southwest Airlines Company $ 426,665
Total 3,857,180
Information Technology (10.0%)
6,087 CommVault Systems, Inc.
a
378,794
5,092 Fidelity National Information
Services, Inc. 382,104
2,541 Jabil, Inc. 199,799
5,868 Juniper Networks, Inc. 189,536
19,628 Knowles Corporation
a
377,446
4,808 MKS Instruments, Inc. 491,955
2,465 ON Semiconductor Corporation
a
181,054
1,976 PTC, Inc.
a
266,523
2,055 Western Digital Corporation
a
90,317
Total 2,557,528
Materials (8.0%)
18,469 Axalta Coating Systems, Ltd.
a
555,917
9,301 Berry Plastics Group, Inc. 574,151
5,872 Celanese Corporation 723,430
2,138 CF Industries Holdings, Inc. 181,089
Total 2,034,587
Real Estate (7.2%)
1,131 Camden Property Trust 139,350
2,209 CBRE Group, Inc.
a
188,892
19,918 Healthcare Realty Trust, Inc. 428,834
6,878 Highwoods Properties, Inc. 208,885
28,749 Host Hotels & Resorts, Inc. 541,919
14,029 Kimco Realty Corporation 315,091
Total 1,822,971
Utilities (4.3%)
4,076 Alliant Energy Corporation 220,226
1,935 DTE Energy Company 225,176
4,441 Evergy, Inc. 278,229
13,180 NiSource, Inc. 365,745
Total 1,089,376
Total Common Stock
(cost $21,193,844) 24,288,319
Shares Short-Term Investments ( 4 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
112,756 4.830% 1,127,560
Total Short-Term Investments
(cost $1,127,560) 1,127,560
Total Investments (cost
$22,321,404) 99.8% $ 25,415,879
Other Assets and Liabilities, Net
0.2% 49,701
Total Net Assets 100.0% $ 25,465,580
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 641,793 641,793 – –
Consumer Discretionary 3,010,316 3,010,316 – –
Consumer Staples 1,366,568 1,366,568 – –
Energy 1,618,569 1,618,569 – –
Financials 4,335,209 4,335,209 – –
Health Care 1,954,222 1,954,222 – –
Industrials 3,857,180 3,857,180 – –
Information Technology 2,557,528 2,557,528 – –
Materials 2,034,587 2,034,587 – –
Real Estate 1,822,971 1,822,971 – –
Utilities 1,089,376 1,089,376 – –
Subtotal Investments in Securities $ 24,288,319 $ 24,288,319 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,127,560
Subtotal Other Investments $ 1,127,560
Total Investments at Value $ 25,415,879
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 462 $ 3,435 $ 2,769 $ 1,128 113 4.4%
Total Affiliated Short-Term Investments 462 1,128 4.4
Total Value $ 462 $ 1,128
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $10
Total Income/Non Income Cash from Affiliated Investments $10
Total $– $– $ –

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 274,000
0.000%,  (LIBOR 1M +
1.750%), 9/4/2027
b,c,d
$ 273,572
Grinding Media, Inc., Term Loan
157,102
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
d,e
153,175
Hyperion Materials &
Technologies, Inc., Term Loan
139,149
9.193%,  (LIBOR 1M +
4.500%), 8/30/2028
d
137,626
INEOS US Petrochem, LLC, Term
Loan
398,925
7.320%,  (LIBOR 1M +
2.750%), 1/29/2026
b,c,d
397,628
Lummus Technology Holdings V,
LLC, Term Loan
143,616
8.070%,  (LIBOR 1M +
3.500%), 6/30/2027
d
140,385
Nouryon USA, LLC, Term Loan
462,361
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
d
457,160
Spectrum Group Buyer, Inc., Term
Loan
143,100
11.324%,  (TSFR1M +
6.500%), 5/19/2028
d
134,753
Total 1,694,299
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
223,373
6.676%,  (TSFR1M +
2.000%), 7/22/2029
d
222,641
Berry Global, Inc., Term Loan
274,000
0.000%,  (LIBOR 1M +
1.750%), 7/1/2026
b,c,d
273,222
Brookfield WEC Holdings, Inc.,
Term Loan
341,130
7.320%,  (LIBOR 1M +
2.750%), 8/1/2025
d
340,492
BW Holding, Inc., Term Loan
148,126
8.549%,  (LIBOR 1M +
4.000%), 12/14/2028
d
133,777
Charter Next Generation, Inc.,
Term Loan
161,588
8.320%,  (LIBOR 1M +
3.750%), 12/1/2027
d
160,520
Clydesdale Acquisition Holdings,
Inc., Term Loan
395,008
8.836%,  (TSFR1M +
4.175%), 4/13/2029
d
387,534
Cornerstone Building Brands, Inc.,
Term Loan
251,360
7.709%,  (LIBOR 1M +
3.250%), 4/12/2028
d
234,301
Foley Products Company, LLC,
Term Loan
143,626
9.480%,  (SOFRRATE +
4.750%), 2/16/2029
d
140,844
Ingersoll-Rand Services Company,
Term Loan
228,413
6.411%,  (LIBOR 1M +
1.750%), 2/28/2027
d
227,474
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.1%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 275,271
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
d
$ 272,518
Quikrete Holdings, Inc., Term Loan
130,663
7.195%,  (LIBOR 1M +
2.625%), 1/31/2027
d
129,814
322,563
7.570%,  (LIBOR 1M +
3.000%), 3/18/2029
d
321,133
Smyrna Ready Mix Concrete, LLC,
Term Loan
139,150
8.911%,  (TSFR1M +
4.250%), 4/1/2029
d,e
138,455
TK Elevator US Newco, Inc., Term
Loan
234,000
0.000%,  (LIBOR 6M +
3.500%), 7/31/2027
b,c,d
229,580
TransDigm, Inc., Term Loan
543,100
0.000%,  (LIBOR 3M +
2.250%), 12/9/2025
d
541,682
Vertiv Group Corporation, Term
Loan
229,414
7.119%,  (LIBOR 1M +
2.750%), 3/2/2027
d
228,267
Total 3,982,254
Communications Services (0.2%)
Altice France SA, Term Loan
475,758
8.650%,  (LIBOR 2M +
4.000%), 8/14/2026
d,e
457,917
CCI Buyer, Inc., Term Loan
184,530
8.580%,  (LIBOR 3M +
4.000%), 12/17/2027
d
180,993
Cengage Learning, Inc., Term
Loan
152,614
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
d
145,212
Charter Communications
Operating, LLC, Term Loan
574,515
6.320%,  (LIBOR 1M +
1.750%), 2/1/2027
d
572,292
Clear Channel Outdoor Holdings,
Inc., Term Loan
415,188
8.325%,  (LIBOR 1M +
3.500%), 8/21/2026
d
394,233
CMG Media Corporation, Term
Loan
435,389
8.230%,  (LIBOR 3M +
3.500%), 12/17/2026
d
412,170
Connect Finco SARL, Term Loan
139,000
0.000%,  (LIBOR 1M +
3.500%), 12/12/2026
b,c,d
137,842
Crown Subsea Communications
Holding, Inc., Term Loan
139,500
9.119%,  (LIBOR 1M +
4.750%), 4/27/2027
d
138,768
CSC Holdings, LLC, Term Loan
457,820
6.959%,  (LIBOR 1M +
2.500%), 4/15/2027
d
424,056
DIRECTV Financing, LLC, Term
Loan
545,812
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
d
535,977

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
iHeartCommunications, Inc., Term
Loan
$ 235,670
7.570%,  (LIBOR 1M +
3.000%), 5/1/2026
d
$ 231,741
Intelsat Jackson Holdings SA,
Term Loan
290,000
0.000%,  (TSFR6M +
4.350%), 2/1/2029
b,c,d
285,206
Level 3 Financing, Inc., Term Loan
238,000
6.320%,  (LIBOR 1M +
1.750%), 3/1/2027
b,c,d
233,688
Lumen Technologies, Inc., Term
Loan
475,492
6.820%,  (LIBOR 1M +
2.250%), 3/15/2027
d
459,187
NEP Group, Inc., Term Loan
152,603
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
d
137,037
Nexstar Media, Inc., Term Loan
299,606
7.070%,  (LIBOR 1M +
2.500%), 9/18/2026
d
299,480
Playtika Holding Corporation, Term
Loan
183,533
7.320%,  (LIBOR 1M +
2.750%), 3/11/2028
b,c,d
181,740
Radiate Holdco, LLC, Term Loan
153,000
0.000%,  (LIBOR 1M +
3.250%), 9/25/2026
b,c,d
127,334
RLG Holdings, LLC, Term Loan
148,126
8.570%,  (LIBOR 1M +
4.000%), 7/8/2028
d
141,275
SBA Senior Finance II, LLC, Term
Loan
454,000
0.000%,  (LIBOR 1M +
1.750%), 4/11/2025
b,c,d
452,915
Univision Communications, Inc.,
Term Loan
215,358
7.820%,  (LIBOR 1M +
3.250%), 1/31/2029
d
211,167
UPC Financing Partnership, Term
Loan
139,000
7.384%,  (LIBOR 3M +
2.925%), 1/31/2029
d
138,618
Virgin Media Bristol, LLC, Term
Loan
347,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,c,d
344,876
Zayo Group Holdings, Inc., Term
Loan
450,000
7.570%,  (LIBOR 1M +
3.000%), 3/9/2027
d
376,596
Ziggo Financing Partnership, Term
Loan
234,000
0.000%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
231,880
Total 7,252,200
Consumer Cyclical (0.3%)
1011778 B.C., ULC, Term Loan
570,530
6.320%,  (LIBOR 1M +
1.750%), 11/19/2026
d
563,603
AlixPartners, LLP, Term Loan
162,000
0.000%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
161,618
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 570,556
8.411%,  (LIBOR 1M +
3.750%), 5/14/2028
d
$ 549,377
Alterra Mountain Company, Term
Loan
179,546
8.070%,  (LIBOR 1M +
3.500%), 8/17/2028
d
178,872
Amentum Government Services
Holdings, LLC, Term  Loan
228,426
0.000%,  (TSFR1M +
4.000%), 2/15/2029
b,c,d
224,714
Arches Buyer, Inc., Term Loan
99,000
7.820%,  (LIBOR 1M +
3.250%), 12/6/2027
d
95,474
Caesars Entertainment, Inc., Term
Loan
350,000
0.000%,  (TSFR1M +
3.350%), 1/25/2030
b,c,d
349,514
Caesars Resort Collection, LLC,
Term Loan
406,777
7.320%,  (LIBOR 1W +
2.750%), 12/22/2024
b,c,d
406,241
137,757
8.070%,  (LIBOR 1W +
3.500%), 7/20/2025
d
137,649
Carnival Corporation, Term Loan
265,239
7.570%,  (LIBOR 1M +
3.000%), 6/30/2025
d
260,693
188,524
7.820%,  (LIBOR 1M +
3.250%), 10/18/2028
d
183,811
Clarios Global, LP, Term Loan
369,000
7.820%,  (LIBOR 1M +
3.250%), 4/30/2026
d
367,221
Crocs, Inc., Term Loan
234,000
0.000%,  (TSFR1M +
3.600%), 2/19/2029
b,c,d
232,318
Cushman & Wakefield US
Borrower, LLC, Term Loan
205,317
7.320%,  (LIBOR 1M +
2.750%), 8/21/2025
d
204,290
Delta 2 Lux SARL, Term Loan
338,000
7.811%,  (TSFR1M +
3.250%), 1/15/2030
d
338,774
Fertitta Entertainment, LLC/NV,
Term Loan
139,648
8.561%,  (TSFR1M +
4.000%), 1/27/2029
d
137,883
First Brands Group, LLC, Term
Loan
185,000
0.000%,  (TSFR6M +
5.115%), 3/30/2027
b,c,d
180,653
Go Daddy Operating Company,
LLC, Term Loan
225,000
7.811%,  (TSFR1M +
3.250%), 11/10/2029
d
225,592
Great Outdoors Group, LLC, Term
Loan
318,194
8.320%,  (LIBOR 1M +
3.750%), 3/5/2028
d
312,387
Harbor Freight Tools USA, Inc.,
Term Loan
282,278
7.320%,  (LIBOR 1M +
2.750%), 10/19/2027
b,c,d
278,072

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Hilton Worldwide Finance, LLC,
Term Loan
$ 342,000
6.380%,  (LIBOR 1M +
1.750%), 6/21/2026
d
$ 341,408
IRB Holding Corporation, Term
Loan
328,000
0.000%,  (TSFR1M +
3.100%), 12/15/2027
b,c,d
324,310
Petco Health & Wellness
Company, Inc., Term Loan
154,000
7.835%,  (LIBOR 3M +
3.250%), 3/4/2028
d
152,252
PetSmart, LLC, Term Loan
448,861
8.411%,  (LIBOR 1M +
3.750%), 2/12/2028
d
445,216
Pilot Travel Centers, LLC, Term
Loan
384,068
6.661%,  (TSFR1M +
2.000%), 8/6/2028
d
383,004
Prime Security Services Borrower,
LLC, Term Loan
458,833
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
d
458,213
Scientific Games Holdings, LP,
Term Loan
233,415
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,c,d
229,305
Scientific Games International,
Inc., Term Loan
346,130
7.578%,  (TSFR1M +
3.000%), 4/14/2029
d
344,832
Staples, Inc., Term Loan
127,058
8.940%,  (LIBOR 3M +
4.500%), 9/12/2024
d
126,376
223,415
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
d
208,763
Stars Group Holdings BV, Term
Loan
134,659
6.980%,  (LIBOR 3M +
2.250%), 7/21/2026
d
134,353
UFC Holdings, LLC, Term Loan
224,306
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b,c,d
222,974
Total 8,759,762
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
330,216
8.147%,  (TSFR1M +
3.750%), 7/30/2028
d
322,373
Alltech, Inc., Term Loan
139,148
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
d
133,713
Bausch + Lomb Corporation, Term
Loan
359,098
7.842%,  (TSFR1M +
3.250%), 5/10/2027
d
349,165
Chobani, LLC, Term Loan
143,633
8.070%,  (LIBOR 1M +
3.500%), 10/23/2027
d
142,690
DaVita, Inc., Term Loan
116,699
6.320%,  (LIBOR 1M +
1.750%), 8/12/2026
d
115,241
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 181,167
6.119%,  (LIBOR 1M +
1.750%), 8/1/2027
d
$ 178,223
Froneri U.S., Inc., Term Loan
351,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
347,255
Gainwell Acquisition Corporation,
Term Loan
614,931
8.730%,  (LIBOR 3M +
4.000%), 10/1/2027
d
599,509
Global Medical Response, Inc.,
Term Loan
85,565
8.651%,  (LIBOR 1M +
4.250%), 10/2/2025
d
63,104
ICON Luxembourg SARL, Term
Loan
433,270
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
433,110
Jazz Financing Lux SARL, Term
Loan
452,726
8.070%,  (LIBOR 1M +
3.500%), 5/5/2028
d
452,087
LifePoint Health, Inc., Term Loan
198,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
192,115
Medline Borrower, LP, Term Loan
830,907
7.820%,  (LIBOR 1M +
3.250%), 10/21/2028
b,c,d
805,863
Naked Juice, LLC, Term Loan
166,581
7.830%,  (LIBOR 3M +
3.250%), 1/24/2029
d
152,868
Organon & Company, Term Loan
454,000
7.750%,  (LIBOR 3M +
3.000%), 6/2/2028
d
452,620
Phoenix Newco, Inc., Term Loan
188,525
0.000%,  (LIBOR 3M +
3.250%), 11/15/2028
d
186,832
PRA Health Sciences, Inc., Term
Loan
107,949
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
107,910
Reynolds Consumer Products,
LLC, Term Loan
274,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
273,351
Select Medical Corporation, Term
Loan
229,000
7.070%,  (LIBOR 1M +
2.500%), 3/6/2025
d
227,473
Total 5,535,502
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
229,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
228,929
CQP Holdco, LP, Term Loan
458,835
8.480%,  (LIBOR 3M +
3.750%), 6/4/2028
d
459,295
GIP II Blue Holding, LP, Term Loan
132,584
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
d
132,293

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Energy (<0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 132,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,c,d
$ 130,482
Oryx Midstream Services Permian
Basin, LLC, Term Loan
105,000
0.000%,  (LIBOR 3M +
3.250%), 10/5/2028
b,c,d
104,606
Total 1,055,605
Financials (0.1%)
Acrisure, LLC, Term Loan
215,446
8.070%,  (LIBOR 1M +
3.500%), 2/15/2027
d
207,401
Alliant Holdings Intermediate, LLC,
Term Loan
90,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,c,d
89,869
AmWINS Group, Inc., Term Loan
346,118
6.820%,  (LIBOR 1M +
2.250%), 2/19/2028
d
343,702
Asurion, LLC, Term Loan
458,830
7.820%,  (LIBOR 1M +
3.250%), 12/23/2026
d
438,040
Deerfield Dakota Holding, LLC,
Term Loan
94,757
8.311%,  (LIBOR 1M +
3.750%), 4/9/2027
d
91,508
Edelman Financial Engines Center,
LLC, Term Loan
94,759
8.070%,  (LIBOR 1M +
3.500%), 4/7/2028
d
92,698
First Eagle Holdings, Inc., Term
Loan
93,752
7.230%,  (LIBOR 3M +
2.500%), 2/2/2027
d
93,049
FleetCor Technologies Operating
Company, LLC, Term  Loan
183,535
6.320%,  (LIBOR 1M +
1.750%), 4/30/2028
d
182,817
Focus Financial Partners, LLC,
Term Loan
158,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
157,874
Howden Group Holdings, Ltd.,
Term Loan
93,761
7.875%,  (LIBOR 1M +
3.250%), 11/12/2027
d
93,492
HUB International, Ltd., Term Loan
391,000
0.000%,  (LIBOR 3M +
3.000%), 4/25/2025
b,c,d
390,320
Hudson River Trading, LLC, Term
Loan
99,000
0.000%,  (TSFR1M +
3.100%), 3/18/2028
b,c,d
95,988
Jane Street Group, LLC, Term
Loan
184,529
7.320%,  (LIBOR 1M +
2.750%), 1/26/2028
d
183,750
Trans Union, LLC, Term Loan
315,456
6.820%,  (LIBOR 1M +
2.250%), 12/1/2028
d
314,595
USI, Inc./NY, Term Loan
342,000
0.000%,  (TSFR1M +
3.750%), 11/22/2029
b,c,d
341,914
Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
VFH Parent, LLC, Term Loan
$ 137,610
7.612%,  (TSFR1M +
3.000%), 1/13/2029
d
$ 136,578
Total 3,253,595
Technology (0.3%)
AthenaHealth Group, Inc., Delayed
Draw
54,212
0.000%,  (LIBOR 1M +
3.500%), 2/15/2029
b,c,d
51,275
AthenaHealth Group, Inc., Term
Loan
442,402
8.012%,  (PRIME + 3.500%),
2/15/2029
d
418,437
Boxer Parent Company, Inc., Term
Loan
349,975
8.320%,  (LIBOR 1M +
3.750%), 10/2/2025
d
343,459
Central Parent, Inc., Term Loan
409,000
0.000%,  (TSFR3M +
4.500%), 7/6/2029
b,c,d
407,851
Coherent Corporation, Term Loan
224,338
7.320%,  (LIBOR 1M +
2.750%), 7/1/2029
d
223,286
CommScope, Inc., Term Loan
417,707
7.820%,  (LIBOR 1M +
3.250%), 4/4/2026
d
408,412
CoreLogic, Inc., Term Loan
180,000
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c,d
152,363
Cornerstone OnDemand, Inc.,
Term Loan
251,367
8.320%,  (LIBOR 1M +
3.750%), 10/15/2028
d
230,943
Dcert Buyer, Inc., Term Loan
278,285
8.696%,  (LIBOR 6M +
4.000%), 10/16/2026
d
274,720
Dun & Bradstreet Corporation,
Term Loan
273,283
7.767%,  (LIBOR 1M +
3.250%), 2/8/2026
d
272,551
Entegris, Inc., Term Loan
225,000
7.595%,  (TSFR1M +
3.000%), 7/6/2029
d
225,704
Gen Digital, Inc., Term Loan
276,878
6.661%,  (TSFR1M +
2.000%), 9/12/2029
d
276,070
Genesys Cloud Services Holdings
II, LLC, Term Loan
228,603
8.570%,  (LIBOR 1M +
4.000%), 12/1/2027
d
224,175
Hyland Software, Inc., Term Loan
228,404
8.070%,  (LIBOR 1M +
3.500%), 7/1/2024
d
227,600
Informatica, LLC, Term Loan
229,422
7.375%,  (LIBOR 1M +
2.750%), 10/29/2028
d
228,633
Ingram Micro, Inc., Term Loan
228,420
8.230%,  (LIBOR 3M +
3.500%), 7/2/2028
d
227,374
Magenta Buyer, LLC, Term Loan
247,374
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
d
215,700

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
McAfee Corporation, Term Loan
$ 471,815
8.247%,  (TSFR1M +
3.750%), 3/1/2029
d
$ 444,393
Mitchell International, Inc., Term
Loan
287,276
8.415%,  (LIBOR 3M +
3.750%), 10/15/2028
d
273,751
MKS Instruments, Inc., Term Loan
412,965
7.362%,  (TSFR1M +
2.750%), 8/17/2029
d
411,784
Open Text Corporation, Term Loan
355,000
0.000%,  (TSFR1M +
3.600%), 11/16/2029
b,c,d
354,201
Peraton Corporation, Term Loan
713,707
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
d
709,246
Polaris Newco, LLC, Term Loan
412,955
8.730%,  (LIBOR 2M +
4.000%), 6/4/2028
b,c,d
391,919
Proofpoint, Inc., Term Loan
305,229
7.985%,  (LIBOR 3M +
3.250%), 8/31/2028
d
298,981
Rackspace Technology Global,
Inc., Term Loan
170,963
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
d
106,941
RealPage, Inc., Term Loan
233,409
7.570%,  (LIBOR 1M +
3.000%), 4/22/2028
d
227,312
SS&C Technologies, Inc., Term
Loan
33,597
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
33,513
25,388
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
25,324
160,551
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
160,150
Tempo Acquisition, LLC, Term
Loan
224,433
7.561%,  (TSFR1M +
3.000%), 8/31/2028
d
224,575
TIBCO Software, Inc., Term Loan
248,000
0.000%,  (TSFR3M +
4.600%), 3/30/2029
b,c,d
228,470
UKG, Inc., Term Loan
489,763
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b,c,d
481,256
Verscend Holding Corporation,
Term Loan
337,068
8.570%,  (LIBOR 1M +
4.000%), 8/27/2025
d
336,104
Total 9,116,473
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
553,500
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
d
567,941
Air Canada, Term Loan
435,434
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
d
434,732
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
Brown Group Holding, LLC, Term
Loan
$ 185,000
0.000%,  (LIBOR 1M +
2.500%), 6/7/2028
b,c,d
$ 183,931
Genesee & Wyoming, Inc., Term
Loan
229,410
6.730%,  (LIBOR 3M +
2.000%), 12/30/2026
d
228,908
Mileage Plus Holdings, LLC, Term
Loan
220,500
9.996%,  (LIBOR 3M +
5.250%), 6/20/2027
d
229,651
SkyMiles IP, Ltd., Term Loan
461,700
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
d
476,996
United Airlines, Inc., Term Loan
422,799
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
d
421,852
XPO, Inc., Term Loan
229,000
6.134%,  (LIBOR 3M +
1.750%), 2/23/2025
d
228,104
Total 2,772,115
Utilities (<0.1%)
PG&E Corporation, Term Loan
336,478
7.625%,  (LIBOR 1M +
3.000%), 6/23/2025
d
335,805
Total 335,805
Total Bank Loans
(cost $43,742,790) 43,757,610
Shares
Registered Investment
Companies ( 44.2% ) Value
Unaffiliated  (0.8%)
9,019 Energy Select Sector SPDR Fund 811,079
7,493 Invesco QQQ Trust Series 1 2,207,588
7,854 Materials Select Sector SPDR
Fund 664,841
20,487 SPDR Bloomberg High Yield Bond
ETF
f
1,918,198
48,097 SPDR S&P 500 ETF Trust 19,550,468
5,318 SPDR S&P Biotech ETF
g
472,770
5,347 SPDR S&P Oil & Gas Exploration
ETF 753,767
Total 26,378,711
Affiliated  (43.4%)
7,565,028 Thrivent Core Emerging Markets
Debt Fund 59,082,872
2,114,247 Thrivent Core Emerging Markets
Equity Fund 18,626,517
1,132,108 Thrivent Core International Equity
Fund 10,698,416
8,107,451 Thrivent Core Low Volatility Equity
Fund 91,533,120
5,988,623 Thrivent Core Small Cap Value
Fund 59,347,252
2,787,922 Thrivent Global Stock Fund, Class
S 68,192,572
9,839,101 Thrivent High Yield Fund, Class S 40,438,706
14,970,273 Thrivent Income Fund, Class S 121,708,318
15,005,186 Thrivent International Allocation
Fund, Class S 144,800,048

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (44.2%) Value
Affiliated  (43.4%)- continued
17,688,709 Thrivent Large Cap Growth Fund,
Class S $ 241,981,536
10,940,628 Thrivent Large Cap Value Fund,
Class S 295,834,584
5,663,038 Thrivent Limited Maturity Bond
Fund, Class S 67,729,940
5,014,977 Thrivent Mid Cap Stock Fund,
Class S 167,700,839
1,596,231 Thrivent Small Cap Stock Fund,
Class S 46,418,395
Total 1,434,093,115
Total Registered Investment
Companies (cost $1,176,525,858) 1,460,471,826
Shares Common Stock ( 22.3% ) Value
Communications Services (1.1%)
16,873 Alphabet, Inc., Class A
g
1,667,727
104,237 Alphabet, Inc., Class C
g
10,410,149
5,238 AMC Networks, Inc.
g
96,955
34 Cable One, Inc. 26,856
144,010 Comcast Corporation 5,666,794
8,007 DISH Network Corporation
g
115,221
343 Electronic Arts, Inc. 44,137
10,776 Emerald Holding, Inc.
g
42,996
1,298 EverQuote, Inc.
g
20,249
3,135 Interpublic Group of Companies,
Inc. 114,302
547 Liberty Broadband Corporation,
Class C
g
49,110
17,980 Liberty Global plc, Class A
g
389,986
2,097 Liberty Latin America, Ltd.
g
20,634
2,383 Live Nation Entertainment, Inc.
g
191,808
1,780 Match Group, Inc.
g
96,334
22,879 Meta Platforms, Inc.
g
3,408,285
3,854 Netflix, Inc.
g
1,363,776
4,274 New York Times Company 148,906
2,597 Omnicom Group, Inc. 223,316
80,387 QuinStreet, Inc.
g
1,232,333
828 ROBLOX Corporation
g
30,810
611 SciPlay Corporation
g
10,381
3,872 Snap, Inc.
g
44,760
1,731 Telephone & Data Systems, Inc. 23,143
2,034 Trade Desk, Inc.
g
103,124
2,157 Tripadvisor, Inc.
g
50,258
64,601 Verizon Communications, Inc. 2,685,464
28,881 Walt Disney Company
g
3,133,300
110,916 Warner Bros. Discovery, Inc.
g
1,643,775
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
6,296
313 Yelp, Inc.
g
9,863
19,530 Ziff Davis, Inc.
g
1,747,544
3,170 ZipRecruiter, Inc.
g
62,259
33,621 ZoomInfo Technologies, Inc.
g
949,121
Total 35,829,972
Consumer Discretionary (2.4%)
9,127 2U, Inc.
g
78,766
72,305 Amazon.com, Inc.
g
7,456,815
1,738 American Axle & Manufacturing
Holdings, Inc.
g
15,416
24,193 Aptiv plc
g
2,735,986
11,735 Autoliv, Inc. 1,081,028
68 AutoNation, Inc.
g
8,617
Shares Common Stock (22.3%) Value
Consumer Discretionary (2.4%) - continued
2,640 Beazer Homes USA, Inc.
g
$ 43,217
2,401 Best Buy Company, Inc. 213,017
5,651 Bloomin' Brands, Inc. 137,037
1,966 Booking Holdings, Inc.
g
4,785,441
986 Boyd Gaming Corporation 61,438
2,006 Brunswick Corporation 169,166
1,381 Buckle, Inc. 60,764
5,376 Burlington Stores, Inc.
g
1,235,566
3,324 Carnival Corporation
g
35,966
6,721 Cedar Fair, LP 281,879
5,830 Cheesecake Factory, Inc. 228,827
1,165 Chegg, Inc.
g
24,185
6,751 Chico's FAS, Inc.
g
35,578
1,626 Chipotle Mexican Grill, Inc.
g
2,677,014
898 Chuy's Holdings, Inc.
g
30,739
73,388 Clarus Corporation 737,549
175 Columbia Sportswear Company 16,783
4,976 Container Store Group, Inc.
g
25,925
54,215 Cooper-Standard Holdings, Inc.
g
905,933
8,004 Culp, Inc. 41,621
22,460 D.R. Horton, Inc. 2,216,577
1,801 Darden Restaurants, Inc. 266,494
10,449 Designer Brands, Inc. 107,729
219 Dollar Tree, Inc.
g
32,889
1,944 Dorman Products, Inc.
g
188,685
3,834 Duolingo, Inc.
g
366,109
3,436 eBay, Inc. 170,082
152,078 Everi Holdings, Inc.
g
2,641,595
951 Expedia Group, Inc.
g
108,699
13,895 Five Below, Inc.
g
2,739,121
24,290 Foot Locker, Inc. 1,056,858
76,488 Ford Motor Company 1,033,353
2,013 Fox Factory Holding Corporation
g
237,715
20,845 Gap, Inc. 282,867
825 Garmin, Ltd. 81,576
43,397 General Motors Company 1,706,370
12,626 Gentex Corporation 372,593
218 Genuine Parts Company 36,585
15,962 Goodyear Tire & Rubber
Company
g
179,573
2,728 Grand Canyon Education, Inc.
g
317,976
1,302 H&R Block, Inc. 50,752
4,315 Harley-Davidson, Inc. 198,619
187 Hasbro, Inc. 11,065
615 Hibbet, Inc. 40,811
1,859 Hilton Worldwide Holdings, Inc. 269,722
15,060 Home Depot, Inc. 4,882,000
4,694 Hyatt Hotels Corporation
g
512,209
1,536 KB Home 59,059
11,275 Kohl's Corporation 364,972
471 Kura Sushi USA, Inc.
g
29,268
3,335 La-Z-Boy, Inc. 94,814
5,083 Lear Corporation 741,000
1,004 Lennar Corporation 102,810
6,327 Lithia Motors, Inc. 1,665,266
15,765 Lowe's Companies, Inc. 3,283,061
718 Lululemon Athletica, Inc.
g
220,340
9,351 Macy's, Inc. 220,964
151 Marriott Vacations Worldwide
Corporation 24,166
6,944 McDonald's Corporation 1,856,826
3,645 Modine Manufacturing Company
g
87,079
7,403 Mohawk Industries, Inc.
g
888,804
22,698 Newell Brands, Inc. 362,260
12,206 NIKE, Inc. 1,554,190

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Consumer Discretionary (2.4%) - continued
28,639 Nordstrom, Inc.
f
$ 559,606
326 NVR, Inc.
g
1,718,020
67 O'Reilly Automotive, Inc.
g
53,087
18,397 Papa John's International, Inc. 1,650,027
3,349 Patrick Industries, Inc. 237,679
2,356 PENN Entertainment, Inc.
g
83,520
29,477 Planet Fitness, Inc.
g
2,495,228
5,914 Playa Hotels and Resorts NV
g
44,828
4,938 Polaris, Inc. 567,080
4,554 PVH Corporation 409,405
2,973 Ross Stores, Inc. 351,379
829 Royal Caribbean Cruises, Ltd.
g
53,835
3,707 Ruth's Hospitality Group, Inc. 64,168
1,982 Six Flags Entertainment
Corporation
g
53,217
20,293 Skyline Champion Corporation
g
1,196,272
5,842 Sleep Number Corporation
g
200,848
15,798 Sonos, Inc.
g
291,315
22,848 Sony Group Corporation ADR 2,043,982
10,235 Stoneridge, Inc.
g
252,395
808 Taylor Morrison Home Corporation
g
28,926
16,921 Tesla, Inc.
g
2,931,056
2,475 Texas Roadhouse, Inc. 248,564
94,304 ThredUp, Inc.
g
163,146
572 TopBuild Corporation
g
114,434
8,538 Travel + Leisure Company 361,755
838 TravelCenters of America, Inc.
g
38,146
6,880 Ulta Beauty, Inc.
g
3,536,045
99 Vail Resorts, Inc. 25,972
1,028 VF Corporation 31,806
2,816 Visteon Corporation
g
440,253
8,748 Wendy's Company 195,080
7,571 Wingstop, Inc. 1,199,776
11,680 Wyndham Hotels & Resorts, Inc. 905,317
28,263 Xometry, Inc.
f,g
989,770
12,149 Zumiez, Inc.
g
313,809
Total 78,637,522
Consumer Staples (1.1%)
25,616 Archer-Daniels-Midland Company 2,122,286
6,252 BJ's Wholesale Club Holdings,
Inc.
g
453,082
2,464 Bunge, Ltd. 244,182
1,648 Cal-Maine Foods, Inc. 94,299
6,715 Casey's General Stores, Inc. 1,584,136
20,850 Celsius Holdings, Inc.
g
2,091,672
4,710 Coca-Cola Company 288,817
1,990 Costco Wholesale Corporation 1,017,169
86,754 Coty, Inc.
g
864,070
868 Darling Ingredients, Inc.
g
57,540
37,097 e.l.f. Beauty, Inc.
g
2,134,932
7,595 Estee Lauder Companies, Inc. 2,104,423
17,628 Flowers Foods, Inc. 488,119
163 Hershey Company 36,610
678 Ingredion, Inc. 69,698
5,384 John B. Sanfilippo & Son, Inc. 455,002
4,806 Kraft Heinz Company 194,787
8,643 Kroger Company 385,737
36,800 Lamb Weston Holdings, Inc. 3,675,952
2,794 Lancaster Colony Corporation 536,197
503 McCormick & Company, Inc. 37,785
14,754 Mondelez International, Inc. 965,502
580 PepsiCo, Inc. 99,192
4,901 Performance Food Group
Company
g
300,529
Shares Common Stock (22.3%) Value
Consumer Staples (1.1%) - continued
47,818 Philip Morris International, Inc. $ 4,984,548
4,851 Post Holdings, Inc.
g
460,602
26,047 Primo Water Corporation 407,636
10,151 Procter & Gamble Company 1,445,299
217 Seneca Foods Corporation
g
13,563
2,714 Sprouts Farmers Markets, Inc.
g
86,712
19,422 Sysco Corporation 1,504,428
42,873 Turning Point Brands, Inc. 995,082
1,475 Tyson Foods, Inc. 96,981
8,817 US Foods Holding Corporation
g
336,192
50,396 Walmart, Inc. 7,250,473
Total 37,883,234
Energy (1.2%)
14,742 Antero Midstream Corporation 160,688
639 APA Corporation 28,327
15,889 Archrock, Inc. 157,460
2,319 Baker Hughes Company 73,605
60,264 BP plc ADR 2,183,365
965 Cactus, Inc. 52,216
2,719 California Resources Corporation 116,183
4,593 Callon Petroleum Company
g
195,432
11,984 ChampionX Corporation 395,712
338 Cheniere Energy, Inc. 51,643
2,968 Chevron Corporation 516,491
267 Civitas Resources, Inc. 17,769
28,887 Clean Energy Fuels Corporation
g
163,500
1,654 Comstock Resources, Inc. 20,096
29,314 ConocoPhillips 3,572,497
37,542 Devon Energy Corporation 2,374,156
88,303 Enterprise Products Partners, LP 2,260,557
1,600 EOG Resources, Inc. 211,600
23,093 EQT Corporation 754,448
50,816 Exxon Mobil Corporation 5,895,164
8,806 Green Plains, Inc.
g
306,185
99 Gulfport Energy Corporation
g
6,747
63,973 Halliburton Company 2,636,967
1,267 Helmerich & Payne, Inc. 61,374
2,812 HF Sinclair Corporation 160,003
7,607 International Seaways, Inc. 295,456
36,894 Liberty Energy, Inc. 584,032
4,062 Magnolia Oil & Gas Corporation 95,904
5,156 Marathon Oil Corporation 141,635
25,043 Marathon Petroleum Corporation 3,218,526
25,489 Matador Resources Company 1,686,352
5,563 NexTier Oilfield Solutions, Inc.
g
52,403
52,478 NOV, Inc. 1,282,562
13,315 Par Pacific Holdings, Inc.
g
355,910
3,587 Patterson-UTI Energy, Inc. 60,262
11,913 PBF Energy, Inc. 500,227
5,443 Phillips 66 545,770
11,975 Pioneer Natural Resources
Company 2,758,441
48,333 ProPetro Holding Corporation
g
480,913
625 Range Resources Corporation 15,638
797 Schlumberger, Ltd. 45,413
1,698 Select Energy Services, Inc. 14,908
9,421 SM Energy Company 309,668
2,338 Solaris Oilfield Infrastructure, Inc. 24,759
3,346 Southwestern Energy Company
g
18,470
54,244 Talos Energy, Inc.
g
1,074,574
2,475 Technip Energies NV ADR 47,860
184,346 TechnipFMC plc
g
2,560,566
12,940 U.S. Silica Holdings, Inc.
g
158,386
2,304 Valero Energy Corporation 322,629

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Energy (1.2%) - continued
7,977 Viper Energy Partners, LP $ 253,270
51,566 Williams Companies, Inc. 1,662,488
Total 40,939,207
Financials (3.4%)
31,957 AGNC Investment Corporation 370,701
2,956 Allstate Corporation 379,757
26,734 Ally Financial, Inc. 868,588
4,164 Ambac Financial Group, Inc.
g
69,372
6,492 American Express Company 1,135,646
3,989 American Financial Group, Inc. 568,791
469 Ameriprise Financial, Inc. 164,206
5,033 Annaly Capital Management, Inc. 118,124
52 Apollo Global Management, Inc. 3,681
4,159 Arch Capital Group, Ltd.
g
267,632
8,736 Arthur J. Gallagher & Company 1,709,810
1,114 Assurant, Inc. 147,705
4,327 Assured Guaranty, Ltd. 270,870
4,857 Banc of California, Inc. 84,609
100,561 Bank of America Corporation 3,567,904
644 Bank of Marin Bancorp 19,623
7,013 Bank of N.T. Butterfield & Son, Ltd. 224,135
8,105 Bank of New York Mellon
Corporation 409,870
7,952 BankFinancial Corporation 80,236
958 BayCom Corporation 19,265
1,611 BCB Bancorp, Inc. 28,982
10,363 Berkshire Hathaway, Inc.
g
3,228,282
1,901 BlackRock, Inc. 1,443,258
693 Bread Financial Holdings, Inc. 28,434
16,467 Bridgewater Bancshares, Inc.
g
256,226
8,596 Brighthouse Financial, Inc.
g
483,697
1,058 Brookline Bancorp, Inc. 13,839
14,047 Byline Bancorp, Inc. 348,366
17,310 Capital One Financial Corporation 2,059,890
57,813 Carlyle Group, Inc. 2,079,534
4,650 Cboe Global Markets, Inc. 571,392
37,629 Central Pacific Financial
Corporation 850,415
29,402 Charles Schwab Corporation 2,276,303
6,501 Chimera Investment Corporation 47,392
14,186 Chubb, Ltd. 3,227,173
48,903 Citigroup, Inc. 2,553,715
1,137 Citizens Financial Group, Inc. 49,255
483 CNB Financial Corporation 11,650
74,588 Columbia Banking System, Inc. 2,305,515
20,540 Comerica, Inc. 1,505,787
8,845 Community Trust Bancorp, Inc. 381,043
6,584 ConnectOne Bancorp, Inc. 156,502
72 CrossFirst Bankshares, Inc.
g
972
38,291 Customers Bancorp, Inc.
g
1,162,898
12,343 Discover Financial Services 1,440,798
3,219 East West Bancorp, Inc. 252,756
7,046 Ellington Residential Mortgage
REIT 55,734
5,824 Enova International, Inc.
g
265,866
7,223 Enterprise Financial Services
Corporation 385,130
71,359 Equitable Holdings, Inc. 2,288,483
1,069 Equity Bancshares, Inc. 31,910
2,659 Essent Group, Ltd. 117,076
1,379 Farmers National Banc
Corporation 19,830
5,766 Federated Hermes, Inc. 226,604
9,545 Financial Institutions, Inc. 235,857
Shares Common Stock (22.3%) Value
Financials (3.4%) - continued
7,758 First Financial Corporation $ 348,489
3,383 First Foundation, Inc. 52,538
892 First Mid-Illinois Bancshares, Inc. 28,660
3,316 First of Long Island Corporation 58,561
1,756 First Republic Bank 247,385
510 FirstCash Holdings, Inc. 47,012
12,854 Flushing Financial Corporation 246,668
15,490 Genworth Financial, Inc.
g
85,505
3,989 Glacier Bancorp, Inc. 181,858
966 Global Life, Inc. 116,741
7,798 Great Southern Bancorp, Inc. 455,715
4,532 Green Dot Corporation
g
81,939
12,108 Hamilton Lane, Inc. 942,729
6,384 Hancock Whitney Corporation 328,648
31,837 Hanmi Financial Corporation 741,484
9,729 Hanover Insurance Group, Inc. 1,309,329
3,084 Hartford Financial Services Group,
Inc. 239,349
15,871 Heartland Financial USA, Inc. 785,138
7,016 HomeStreet, Inc. 193,431
10,300 Hometrust Bancshares, Inc. 278,100
154,872 Hope Bancorp, Inc. 1,996,300
6,434 Horizon Bancorp, Inc. 100,628
17,423 Houlihan Lokey, Inc. 1,726,097
20,744 Independent Bank Corporation 459,894
3,064 Interactive Brokers Group, Inc. 244,936
22,485 Intercontinental Exchange, Inc. 2,418,262
7,417 Invesco Mortgage Capital, Inc. 108,956
7,575 Invesco, Ltd. 140,213
37,966 J.P. Morgan Chase & Company 5,313,721
12,550 Kinsale Capital Group, Inc. 3,494,422
963 KKR & Company, Inc. 53,745
9,037 M&T Bank Corporation 1,409,772
187 Marsh & McLennan Companies,
Inc. 32,708
1,082 Metropolitan Bank Holding
Corporation
g
64,249
20,842 MFA Financial, Inc. 247,811
62,748 MGIC Investment Corporation 886,002
14,406 Midland States Bancorp, Inc. 367,065
19,188 MidWestOne Financial Group, Inc. 597,706
6,630 Moody's Corporation 2,139,832
18,873 Morgan Stanley 1,836,909
5,439 Mr. Cooper Group, Inc.
g
250,140
3,638 MSCI, Inc. 1,933,815
41,267 Nasdaq, Inc. 2,483,861
140,154 New York Community Bancorp,
Inc. 1,400,138
26,468 NMI Holdings, Inc.
g
614,852
17,121 OceanFirst Financial Corporation 409,534
3,016 OFG Bancorp 85,383
22,903 Old Republic International
Corporation 604,410
16,850 OneMain Holdings, Inc. 726,909
43,908 PacWest Bancorp 1,214,495
2,277 Pathward Financial, Inc. 112,985
467 PCB Bancorp 8,672
507 Peapack-Gladstone Financial
Corporation 18,805
221 PennyMac Financial Services, Inc. 14,900
25,686 Popular, Inc. 1,763,087
910 Primerica, Inc. 147,192
3,734 Principal Financial Group, Inc. 345,582
3,865 Prosperity Bancshares, Inc. 293,199
1,705 Prudential Financial, Inc. 178,923
577 QCR Holdings, Inc. 30,327

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Financials (3.4%) - continued
66,342 Radian Group, Inc. $ 1,466,158
15,274 Raymond James Financial, Inc. 1,722,449
39 Reinsurance Group of America,
Inc. 5,919
412 RenaissanceRe Holdings, Ltd. 80,624
66,458 Rithm Capital Corporation 625,370
13,557 RLI Corporation 1,795,625
4,091 S&P Global, Inc. 1,533,880
1,237 S&T Bancorp, Inc. 45,002
25,402 Seacoast Banking Corporation of
Florida 815,658
784 Signature Bank 101,097
9,975 Silvergate Capital Corporation
f,g
142,044
27,836 State Street Corporation 2,542,262
354 SVB Financial Group
g
107,064
48,135 Synchrony Financial 1,767,999
4,439 Synovus Financial Corporation 186,216
1,320 T. Rowe Price Group, Inc. 153,740
2,938 Territorial Bancorp, Inc. 70,571
9,482 TPG RE Finance Trust, Inc. 82,588
12,118 Tradeweb Markets, Inc. 903,276
28,357 Triumph Financial, Inc.
g
1,580,336
40,803 Truist Financial Corporation 2,015,260
10,332 TrustCo Bank Corporation NY 371,022
6,714 Two Harbors Investment
Corporation 120,449
23,942 Umpqua Holdings Corporation 435,744
2,079 Univest Financial Corporation 56,445
25,838 Unum Group 1,085,971
14,220 Virtu Financial, Inc. 274,588
1,681 W.R. Berkley Corporation 117,905
460 Walker & Dunlop, Inc. 43,875
957 Washington Federal, Inc. 33,935
70,842 Wells Fargo & Company 3,320,365
37,916 Western Alliance Bancorp 2,857,729
1,715 Western Asset Mortgage Capital
Corporation 19,328
100 Willis Towers Watson plc 25,419
795 Wintrust Financial Corporation 72,719
8,380 Zions Bancorp NA 445,481
3,678 Zurich Insurance Group AG 1,818,877
Total 112,759,795
Health Care (3.3%)
1,780 10X Genomics, Inc.
g
83,357
29,378 Abbott Laboratories 3,247,738
7,915 ACADIA Pharmaceuticals, Inc.
g
150,622
2,802 Accolade, Inc.
g
32,699
11,534 Agilent Technologies, Inc. 1,754,091
65,355 Agiliti, Inc.
g
1,205,800
4,521 Agios Pharmaceuticals, Inc.
g
133,279
11,192 Aldeyra Therapeutics, Inc.
g
66,033
860 Align Technology, Inc.
g
231,968
4,177 Alignment Healthcare, Inc.
g
51,586
22,677 Alkermes plc
g
649,469
28,046 Allogene Therapeutics, Inc.
f,g
216,515
125 Alnylam Pharmaceuticals, Inc.
g
28,300
999 Amedisys, Inc.
g
96,563
3,365 AmerisourceBergen Corporation 568,550
2,833 Amgen, Inc. 715,049
6,874 Amicus Therapeutics, Inc.
g
89,637
551 AMN Healthcare Services, Inc.
g
52,808
1,977 Anika Therapeutics, Inc.
g
61,307
3,270 Arcutis Biotherapeutics, Inc.
g
54,184
5,111 Argenx SE ADR
g
1,953,680
Shares Common Stock (22.3%) Value
Health Care (3.3%) - continued
288 Arvinas, Inc.
g
$ 9,438
8,360 Ascendis Pharma AS ADR
g
1,037,309
28,988 AstraZeneca plc ADR 1,894,946
7,087 Atara Biotherapeutics, Inc.
g
35,931
3,224 Avanos Medical, Inc.
g
98,783
35,299 Avantor, Inc.
g
843,646
14,725 Axonics, Inc.
g
904,115
86,773 Baxter International, Inc. 3,964,658
7,430 Biogen, Inc.
g
2,161,387
19,535 BioLife Solutions, Inc.
g
457,900
155 BioMarin Pharmaceutical, Inc.
g
17,879
15,926 Bio-Techne Corporation 1,268,665
1,276 Blueprint Medicines Corporation
g
59,640
1,159 Bristol-Myers Squibb Company 84,201
1,277 Cardinal Health, Inc. 98,648
676 Cardiovascular Systems, Inc.
g
9,423
268 Chemed Corporation 135,378
15,871 Cigna Holding Company 5,025,870
7,958 Community Health Systems, Inc.
g
41,541
87 CONMED Corporation 8,331
3,356 Cooper Companies, Inc. 1,171,009
1,696 CRISPR Therapeutics AG
g
86,530
15,891 CVS Health Corporation 1,401,904
6,239 Danaher Corporation 1,649,467
14,144 Deciphera Pharmaceuticals, Inc.
g
240,589
2,429 Dentsply Sirona, Inc. 89,460
14,370 DexCom, Inc.
g
1,538,883
18,328 Dynavax Technologies
Corporation
g
208,573
1,565 Editas Medicine, Inc.
g
15,478
12,586 Edwards Lifesciences
Corporation
g
965,346
9,997 Elanco Animal Health, Inc.
g
137,259
8,315 Elevance Health, Inc. 4,157,417
6,771 Encompass Health Corporation 422,849
3,385 Enhabit, Inc.
g
51,994
32,002 Enovis Corporation
g
2,014,526
538 Ensign Group, Inc. 50,169
2,002 Exact Sciences Corporation
g
135,175
39,099 Gilead Sciences, Inc. 3,281,970
797 Guardant Health, Inc.
g
25,050
19,113 Halozyme Therapeutics, Inc.
g
989,480
7,610 HCA Healthcare, Inc. 1,941,083
956 HealthEquity, Inc.
g
58,173
17,965 Hims & Hers Health, Inc.
g
148,750
10,577 Hologic, Inc.
g
860,651
521 IDEAYA Biosciences, Inc.
g
8,873
100 IDEXX Laboratories, Inc.
g
48,050
14,279 Immunocore Holdings plc ADR
g
874,874
16,477 Inari Medical, Inc.
g
940,013
10,371 Inspire Medical Systems, Inc.
g
2,624,485
5,976 Insulet Corporation
g
1,717,024
360 Integra LifeSciences Holdings
Corporation
g
20,628
4,364 Intuitive Surgical, Inc.
g
1,072,191
6,159 Ionis Pharmaceuticals, Inc.
g
245,559
2,100 Jazz Pharmaceuticals, Inc.
g
328,986
31,093 Johnson & Johnson 5,081,218
1,989 KalVista Pharmaceuticals, Inc.
g
15,832
1,735 Kiniksa Pharmaceuticals, Ltd.
g
25,088
7,421 Kura Oncology, Inc.
g
102,558
10,223 Laboratory Corporation of America
Holdings 2,577,423
30,304 Lantheus Holdings, Inc.
g
1,742,480
12 Madrigal Pharmaceuticals, Inc.
g
3,459

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Health Care (3.3%) - continued
125,880 Maravai LifeSciences Holdings,
Inc.
g
$ 1,845,401
589 Medpace Holdings, Inc.
g
130,210
34,122 Medtronic plc 2,855,670
62,845 Merck & Company, Inc. 6,750,181
178 Merit Medical Systems, Inc.
g
12,700
5,882 Mersana Therapeutics, Inc.
g
38,704
6,955 Mirati Therapeutics, Inc.
g
371,467
1,824 Molina Healthcare, Inc.
g
568,778
386 MultiPlan Corporation
g
510
16,130 Natera, Inc.
g
692,461
4,120 National HealthCare Corporation 245,305
5,314 Novo Nordisk AS ADR 737,477
1,955 Nurix Therapeutics, Inc.
g
24,027
10,713 NuVasive, Inc.
g
488,513
2,526 Oak Street Health, Inc.
g
73,406
4,022 OraSure Technologies, Inc.
g
22,443
67,017 Pfizer, Inc. 2,959,471
459 Pliant Therapeutics, Inc.
g
16,083
85,560 Progyny, Inc.
g
2,942,408
9,730 Protagonist Therapeutics, Inc.
g
129,312
50,566 R1 RCM, Inc.
g
723,599
5,640 RAPT Therapeutics, Inc.
g
163,842
7,071 Reata Pharmaceuticals, Inc.
g
306,386
3,992 Regeneron Pharmaceuticals, Inc.
g
3,027,812
10,809 Repligen Corporation
g
2,002,908
7,173 Revance Therapeutics, Inc.
g
248,760
2,944 Sage Therapeutics, Inc.
g
130,537
10,443 Sarepta Therapeutics, Inc.
g
1,305,062
744 Scholar Rock Holding Corporation
g
9,002
71 Seagen, Inc.
g
9,903
3,777 Sensus Healthcare, Inc.
g
34,522
2,364 ShockWave Medical, Inc.
g
444,267
27,780 Silk Road Medical, Inc.
g
1,510,121
2,478 SpringWorks Therapeutics, Inc.
g
77,809
10,119 Stevanato Group SPA 199,142
3,030 Syneos Health, Inc.
g
108,838
144 Teladoc Health, Inc.
g
4,234
4,641 Teleflex, Inc. 1,129,712
10,662 Travere Therapeutics, Inc.
g
238,829
5,421 Twist Bioscience Corporation
g
155,529
3,560 Ultragenyx Pharmaceutical, Inc.
g
161,375
1,022 UnitedHealth Group, Inc. 510,172
3,184 Vanda Pharmaceuticals, Inc.
g
24,453
389 Veeva Systems, Inc.
g
66,344
11,742 Veracyte, Inc.
g
295,076
15,692 Vericel Corporation
g
431,059
30,762 Viemed Healthcare, Inc.
g
261,169
19,478 Vor BioPharma, Inc.
f,g
102,649
5,300 VYNE Therapeutics, Inc.
g
1,378
4,685 Waters Corporation
g
1,539,397
3,048 Zentalis Pharmaceuticals, Inc.
g
71,933
15,447 Zimmer Biomet Holdings, Inc. 1,967,021
12,804 Zoetis, Inc. 2,118,934
2,392 Zymeworks, Inc.
f,g
22,604
Total 108,980,355
Industrials (3.1%)
5,777 3M Company 664,817
473 Acuity Brands, Inc. 89,170
1,757 Advanced Drainage Systems, Inc. 177,176
2,294 AECOM 200,197
4,915 AGCO Corporation 678,909
31,653 Air Lease Corporation 1,423,435
18,060 Alaska Air Group, Inc.
g
927,200
Shares Common Stock (22.3%) Value
Industrials (3.1%) - continued
746 Albany International Corporation $ 83,664
24,048 Altra Industrial Motion Corporation 1,468,611
1,026 American Woodmark Corporation
g
58,780
18,935 AMETEK, Inc. 2,744,060
829 Apogee Enterprises, Inc. 38,830
26,064 ASGN, Inc.
g
2,370,521
977 Atkore International Group, Inc.
g
127,254
4,310 AZZ, Inc. 183,089
52,917 Badger Infrastructure Solutions,
Ltd. 1,260,733
8,285 Barnes Group, Inc. 366,694
2,852 Beacon Roofing Supply, Inc.
g
162,222
5,486 Booz Allen Hamilton Holding
Corporation 519,195
41 CACI International, Inc.
g
12,632
8,285 Carlisle Companies, Inc. 2,078,375
818 Caterpillar, Inc. 206,373
1,074 CBIZ, Inc.
g
51,112
14,857 Chart Industries, Inc.
g
1,990,541
8,776 Cimpress plc
g
286,887
4,702 Cintas Corporation 2,086,465
81,600 CNH Industrial NV 1,445,952
294 Columbus McKinnon Corporation 10,569
5,006 Core & Main, Inc.
g
110,482
632 CoStar Group, Inc.
g
49,233
17,243 Crane Holdings, Company 1,998,636
2,239 CSW Industrials, Inc. 302,735
110,004 CSX Corporation 3,401,324
2,710 Curtiss-Wright Corporation 449,318
1,671 Deere & Company 706,566
47,149 Delta Air Lines, Inc.
g
1,843,526
2,637 Donaldson Company, Inc. 164,417
24 Dover Corporation 3,644
68,430 Driven Brands Holdings, Inc.
g
1,997,472
2,315 Eagle Bulk Shipping, Inc. 132,603
4,960 EMCOR Group, Inc. 735,320
25,633 Emerson Electric Company 2,312,609
181 Equifax, Inc. 40,218
19,071 Expeditors International of
Washington, Inc. 2,062,529
8,896 Fastenal Company 449,693
95,408 First Advantage Corporation
g
1,324,263
2,431 Forrester Research, Inc.
g
90,093
7,308 Fortune Brands Innovations, Inc. 471,439
14,269 Forward Air Corporation 1,538,912
1,668 Genco Shipping & Trading, Ltd. 30,257
8,247 General Dynamics Corporation 1,922,046
520 Gorman-Rupp Company 14,940
6,341 Greenbrier Companies, Inc. 196,064
434 Heidrick & Struggles International,
Inc. 13,350
7,384 Helios Technologies, Inc. 487,344
290 Heritage-Crystal Clean, Inc.
g
10,788
8,195 Hillman Solutions Corporation
g
78,672
55,825 Howmet Aerospace, Inc. 2,271,519
5,952 Hubbell, Inc. 1,362,472
66,666 IAA, Inc.
g
2,781,972
528 ICF International, Inc. 53,956
7,317 IDEX Corporation 1,753,739
24,455 Janus International Group, Inc.
g
269,005
84 JB Hunt Transport Services, Inc. 15,880
20,175 JetBlue Airways Corporation
g
161,400
21,437 Johnson Controls International plc 1,491,372
142 Knight-Swift Transportation
Holdings, Inc. 8,392

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Industrials (3.1%) - continued
6,996 L3Harris Technologies, Inc. $ 1,502,881
6,806 Landstar System, Inc. 1,176,281
4,333 Leidos Holdings, Inc. 428,274
19,843 Lincoln Electric Holdings, Inc. 3,311,201
6,437 ManpowerGroup, Inc. 561,049
7,308 Masterbrand, Inc.
g
67,234
10,769 Mercury Systems, Inc.
g
538,288
17,770 Middleby Corporation
g
2,762,346
6,452 Miller Industries, Inc. 187,172
2,813 MSC Industrial Direct Company,
Inc. 232,635
288 National Presto Industries, Inc. 22,064
3,734 Norfolk Southern Corporation 917,855
1,300 Northrop Grumman Corporation 582,452
3,537 Old Dominion Freight Line, Inc. 1,178,670
8,015 Owens Corning, Inc. 774,650
4,304 PACCAR, Inc. 470,470
8,977 Parker-Hannifin Corporation 2,926,502
33,320 Pentair plc 1,845,262
12,515 Planet Labs PBC
g
61,949
1,929 Quanta Services, Inc. 293,574
26,225 Regal Rexnord Corporation 3,650,520
1,823 Republic Services, Inc. 227,547
618 RXO, Inc.
g
11,322
4,135 Saia, Inc.
g
1,127,945
11,580 SkyWest, Inc.
g
240,401
825 Snap-On, Inc. 205,202
8,149 Southwest Airlines Company 291,490
8,132 Standex International Corporation 939,815
404 Stanley Black & Decker, Inc. 36,081
1,331 Sterling Construction Company,
Inc.
g
48,435
73,077 Sun Country Airlines Holdings,
Inc.
g
1,364,348
18,676 SunPower Corporation
f,g
325,523
6,624 Sunrun, Inc.
g
174,079
3,989 Tennant Company 279,749
3,862 Terex Corporation 196,846
3,402 Textron, Inc. 247,836
14,568 Timken Company 1,199,675
1,781 Trane Technologies plc 319,013
13,333 TransUnion 956,643
11,740 Trex Company, Inc.
g
618,933
7,362 Tutor Perini Corporation
g
67,510
40,623 Uber Technologies, Inc.
g
1,256,469
612 UniFirst Corporation 121,445
6,558 Union Pacific Corporation 1,339,078
2,656 United Airlines Holdings, Inc.
g
130,038
16,339 United Parcel Service, Inc. 3,026,473
6,782 United Rentals, Inc.
g
2,990,523
3,212 Univar Solutions, Inc.
g
110,750
986 Valmont Industries, Inc. 325,114
30,702 Vicor Corporation
g
2,131,640
525 Watts Water Technologies, Inc. 85,848
64,900 WillScot Mobile Mini Holdings
Corporation
g
3,145,054
Total 101,853,817
Information Technology (4.1%)
16,442 8x8, Inc.
g
77,442
3,296 Adobe, Inc.
g
1,220,641
7,171 Alteryx, Inc.
g
397,919
1,017 American Software, Inc. 15,469
6,482 Amkor Technology, Inc. 189,663
34,181 Amphenol Corporation 2,726,618
Shares Common Stock (22.3%) Value
Information Technology (4.1%) - continued
518 ANSYS, Inc.
g
$ 137,974
98,761 Apple, Inc. 14,250,225
7,080 Applied Materials, Inc. 789,349
8,885 Arista Networks, Inc.
g
1,119,688
8,052 Arrow Electronics, Inc.
g
946,029
8,506 Autodesk, Inc.
g
1,830,151
397 Aviat Networks, Inc.
g
12,843
323 Avnet, Inc. 14,819
1,839 Benchmark Electronics, Inc. 51,474
11,252 BigCommerce Holdings, Inc.
g
137,950
8,226 Bill.com Holdings, Inc.
g
951,090
15,739 Block, Inc.
g
1,286,191
128 Broadridge Financial Solutions,
Inc. 19,246
2,358 Cadence Design Systems, Inc.
g
431,113
3,234 CalAmp Corporation
g
14,973
46,085 Calix, Inc.
g
2,425,914
455 Cambium Networks Corporation
g
9,751
418 CDW Corporation 81,941
7,201 Ciena Corporation
g
374,596
108,062 Cisco Systems, Inc. 5,259,378
41,026 Cognex Corporation 2,245,763
135 Cognizant Technology Solutions
Corporation 9,011
4,305 Coherent Corporation
g
186,837
7,588 Cohu, Inc.
g
273,775
20,030 CommScope Holding Company,
Inc.
g
168,252
20,276 Conduent Incorporated
g
96,717
874 Corning, Inc. 30,249
480 CrowdStrike Holdings, Inc.
g
50,832
1,791 Datadog, Inc.
f,g
133,985
10,855 Descartes Systems Group, Inc.
g
792,632
17,687 Dolby Laboratories, Inc. 1,407,178
7,337 Dropbox, Inc.
g
170,439
5,281 Endava plc ADR
g
464,041
3,959 Enphase Energy, Inc.
g
876,443
9,962 Entegris, Inc. 804,033
2,470 EPAM Systems, Inc.
g
821,645
2,271 Euronet Worldwide, Inc.
g
255,896
30 Fair Isaac Corporation
g
19,978
25,682 Fidelity National Information
Services, Inc. 1,927,177
497 First Solar, Inc.
g
88,267
7,119 Fiserv, Inc.
g
759,455
28,517 Five9, Inc.
g
2,246,569
42,700 Flex, Ltd.
g
997,045
1,863 Flywire Corporation
g
50,245
22,851 Gilat Satellite Networks, Ltd.
g
125,909
3,518 Global Payments, Inc. 396,549
57 GoDaddy, Inc.
g
4,681
117 HP, Inc. 3,409
1,971 HubSpot, Inc.
g
683,957
2,878 IPG Photonics Corporation
g
322,624
3,577 Jabil, Inc. 281,260
4,350 Jack Henry & Associates, Inc. 783,391
26,112 Juniper Networks, Inc. 843,418
30 Keysight Technologies, Inc.
g
5,380
879 KLA-Tencor Corporation 344,990
18,104 Knowles Corporation
g
348,140
4,168 Lam Research Corporation 2,084,417
43,633 Lattice Semiconductor
Corporation
g
3,306,945
1,048 Littelfuse, Inc. 269,011
644 Lumentum Holdings, Inc.
g
38,756

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Information Technology (4.1%) - continued
15,436 Mastercard, Inc. $ 5,720,582
4,592 MAXIMUS, Inc. 343,711
573 MaxLinear, Inc.
g
23,608
25,570 Microchip Technology, Inc. 1,984,743
66,603 Microsoft Corporation 16,504,889
3,224 MKS Instruments, Inc. 329,880
4,202 Monolithic Power Systems, Inc. 1,792,405
205 Motorola Solutions, Inc. 52,687
714 NICE, Ltd. ADR
g
148,105
6,707 Nova, Ltd.
g
608,325
21,754 NVIDIA Corporation 4,250,079
2,220 ON Semiconductor Corporation
g
163,059
6,243 PagerDuty, Inc.
g
185,979
9,850 Palo Alto Networks, Inc.
g
1,562,604
6,044 Paycom Software, Inc.
g
1,957,893
32,325 PayPal Holdings, Inc.
g
2,634,164
1,704 PDF Solutions, Inc.
g
54,153
649 Plexus Corporation
g
62,298
11,400 PTC, Inc.
g
1,537,632
877 Qorvo, Inc.
g
95,295
34,484 QUALCOMM, Inc. 4,593,614
427 Qualys, Inc.
g
49,259
11,480 Rambus, Inc.
g
464,596
2,299 RingCentral, Inc.
g
89,730
35,764 Sabre Corporation
g
243,553
19,406 Salesforce, Inc.
g
3,259,626
49,974 Samsung Electronics Company,
Ltd. 2,489,218
1,095 Sanmina Corporation
g
66,718
3,809 ServiceNow, Inc.
g
1,733,590
4,553 SiTime Corporation
g
524,642
8,089 Skyworks Solutions, Inc. 887,121
17,928 Splunk, Inc.
g
1,716,965
3,287 Sprinklr, Inc.
g
32,673
59,403 Sprout Social, Inc.
g
3,800,010
4,274 Synopsys, Inc.
g
1,511,927
962 Teledyne Technologies, Inc.
g
408,138
79 Teradyne, Inc. 8,034
28,384 Texas Instruments, Inc. 5,029,929
2,572 Trimble, Inc.
g
149,330
114,238 TTM Technologies, Inc.
g
1,795,821
4,127 Tyler Technologies, Inc.
g
1,332,072
7,857 Universal Display Corporation 1,041,288
1,311 Visa, Inc. 301,805
15,058 Vishay Intertechnology, Inc. 344,678
16,353 Vontier Corporation 376,610
1,086 Western Digital Corporation
g
47,730
19,887 Western Union Company 281,799
646 WEX, Inc.
g
119,491
2,098 Wolfspeed, Inc.
g
161,567
26,412 Workiva, Inc.
g
2,285,430
2,875 Xerox Holdings Corporation 47,093
12,200 Yext, Inc.
g
84,790
91 Zebra Technologies Corporation
g
28,772
1,834 Zoom Video Communications,
Inc.
g
137,550
Total 134,949,008
Materials (0.9%)
608 Albemarle Corporation 171,122
460 Alcoa Corporation 24,030
13,697 AptarGroup, Inc. 1,583,921
3,086 Ashland, Inc. 337,207
5,706 Avery Dennison Corporation 1,080,945
65,716 Axalta Coating Systems, Ltd.
g
1,978,052
Shares Common Stock (22.3%) Value
Materials (0.9%) - continued
3,817 Ball Corporation $ 222,302
8,504 Carpenter Technology Corporation 410,658
12,592 Celanese Corporation 1,551,334
17,805 CF Industries Holdings, Inc. 1,508,083
235 Commercial Metals Company 12,753
20,916 Compass Minerals International,
Inc. 975,941
3,835 Corteva, Inc. 247,166
967 Crown Holdings, Inc. 85,251
19,588 Eastman Chemical Company 1,727,074
1,530 Greif, Inc. 109,288
237 Hawkins, Inc. 9,243
12,010 Huntsman Corporation 380,597
8,265 Ingevity Corporation
g
681,367
4,199 Innospec, Inc. 474,571
2,479 International Flavors & Fragrances,
Inc. 278,788
39,387 Ivanhoe Mines, Ltd.
g
370,026
2,095 Kaiser Aluminum Corporation 183,354
3,874 Linde plc 1,282,062
7,146 LSB Industries, Inc.
g
90,826
11,087 LyondellBasell Industries NV 1,072,002
3,063 Martin Marietta Materials, Inc. 1,101,577
4,052 Mercer International, Inc. 51,582
3,413 MP Materials Corporation
g
110,957
1,699 Myers Industries, Inc. 40,912
16,812 Nucor Corporation 2,841,564
4,484 Orion Engineered Carbons SA 94,254
2,409 PPG Industries, Inc. 313,989
145,713 Ranpak Holdings Corporation
g
1,116,162
5,430 Reliance Steel & Aluminum
Company 1,235,053
15,396 RPM International, Inc. 1,384,254
3,103 Ryerson Holding Corporation 118,441
232 Sensient Technologies Corporation 17,560
15,184 Sonoco Products Company 927,894
4,507 Steel Dynamics, Inc. 543,724
47,635 Summit Materials, Inc.
g
1,565,286
2,473 TriMas Corporation 76,144
2,625 Trinseo plc 72,844
2,681 United States Lime & Minerals, Inc. 406,976
9,879 United States Steel Corporation 281,453
168 Vulcan Materials Company 30,799
667 Westlake Corporation 81,874
Total 29,261,262
Real Estate (1.0%)
24,428 Agree Realty Corporation 1,823,062
1,105 Alexandria Real Estate Equities,
Inc. 177,618
2,446 American Assets Trust, Inc. 69,613
6,985 AvalonBay Communities, Inc. 1,239,418
5,086 Camden Property Trust 626,646
3,701 CareTrust REIT, Inc. 76,685
18,742 CBRE Group, Inc.
g
1,602,628
36,159 CubeSmart 1,655,721
78,941 Cushman and Wakefield plc
g
1,139,119
1,220 Digital Realty Trust, Inc. 139,836
1,177 DigitalBridge Group, Inc. 17,420
1,280 EastGroup Properties, Inc. 215,360
2,743 Elme Communities 52,666
25,013 EPR Properties 1,062,552
9,096 Equity Commonwealth 232,130
7,435 Equity Residential 473,238

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.3%) Value
Real Estate (1.0%) - continued
9,766 Essential Properties Realty Trust,
Inc. $ 248,838
710 Essex Property Trust, Inc. 160,510
2,328 Extra Space Storage, Inc. 367,428
13,199 First Industrial Realty Trust, Inc. 704,167
5,206 FirstService Corporation 743,937
15,956 Four Corners Property Trust, Inc. 458,894
2,008 Getty Realty Corporation 73,151
92,275 Healthcare Realty Trust, Inc. 1,986,681
98,217 Host Hotels & Resorts, Inc. 1,851,390
3,337 Howard Hughes Corporation
g
285,280
13,608 Independence Realty Trust, Inc. 256,239
4,660 Kennedy-Wilson Holdings, Inc. 83,321
954 Kilroy Realty Corporation 39,152
3,071 Life Storage, Inc. 331,791
1,758 LTC Properties, Inc. 67,068
33,826 LXP Industrial Trust 390,690
1,508 Mid-America Apartment
Communities, Inc. 251,414
26,223 National Retail Properties, Inc. 1,241,659
74,791 National Storage Affiliates Trust 3,051,473
29,303 Necessity Retail REIT, Inc. 200,139
10,855 NetSTREIT Corporation 218,511
47,204 Pebblebrook Hotel Trust 774,146
9,504 Public Storage, Inc. 2,892,447
2,933 Realty Income Corporation 198,945
9,968 Regency Centers Corporation 664,168
37,814 Rexford Industrial Realty, Inc. 2,400,055
23,242 Sabra Health Care REIT, Inc. 313,767
5,912 SBA Communications Corporation 1,758,997
42,437 Service Properties Trust 378,114
3,371 Terreno Realty Corporation 217,193
23,124 UDR, Inc. 984,851
1,796 Welltower, Inc. 134,772
9,978 Zillow Group, Inc.
g
428,655
Total 34,761,555
Utilities (0.7%)
1,738 AES Corporation 47,639
3,180 Alliant Energy Corporation 171,815
4,271 Artesian Resources Corporation 251,562
1,852 Avista Corporation 73,895
10,389 Black Hills Corporation 751,956
5,443 CenterPoint Energy, Inc. 163,943
4,904 Consolidated Water Company,
Ltd. 71,844
22,643 Constellation Energy Corporation 1,932,806
17,494 Duke Energy Corporation 1,792,260
5,746 Edison International, Inc. 395,899
25,619 Entergy Corporation 2,774,025
2,544 Essential Utilities, Inc. 118,881
18,424 Evergy, Inc. 1,154,264
960 NextEra Energy Partners, LP
f
70,368
95,360 NiSource, Inc. 2,646,240
20,540 NorthWestern Corporation 1,166,672
42,086 OGE Energy Corporation 1,654,822
3,931 PG&E Corporation
g
62,503
9,911 Pinnacle West Capital Corporation 738,865
13,050 Portland General Electric
Company 620,919
27,565 Public Service Enterprise Group,
Inc. 1,707,100
16,650 Sempra Energy 2,669,494
2,948 Spire, Inc. 212,905
6,551 UGI Corporation 260,926
Shares Common Stock (22.3%) Value
Utilities (0.7%) - continued
634 Vistra Energy Corporation $ 14,620
1,284 Xcel Energy, Inc. 88,301
Total 21,614,524
Total Common Stock
(cost $635,011,414) 737,470,251
Principal
Amount Long-Term Fixed Income ( 21.5% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
741,178
720 East CLO I, Ltd.
900,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,h
897,485
300,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,h
297,492
Access Group, Inc.
34,859
5.006%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,h
34,124
Affirm Asset Securitization Trust
1,300,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
1,253,886
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
d,h
1,087,982
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d,h
823,623
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,313,458
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
529,392
Ares XL CLO, Ltd.
875,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
d,h
817,338
Bankers Healthcare Group
Securitization Trust
481,277
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
477,892
Business Jet Securities, LLC
323,685
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
296,991
CarVal CLO II, Ltd.
850,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
d,h
827,161
500,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
d,h
478,288
CarVal CLO VII-C, Ltd.
700,000
7.442%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
c,d,h
700,000
CarVal CLO VIII-C, Ltd.
550,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,h
549,617
375,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,h
374,710

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Asset-Backed Securities (1.1%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 556,760
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
$ 477,474
Commonbond Student Loan Trust
38,133
5.006%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,h
36,997
Dryden 36 Senior Loan Fund
700,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
d,h
683,543
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,931,095
Foundation Finance Trust
438,944
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
396,006
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
910,789
Galaxy XIX CLO, Ltd.
650,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,h
608,286
GSAA Home Equity Trust
1,534,801
4.512%,  8/25/2034, Ser.
2004-10, Class M2
i
1,411,139
Harley Marine Financing, LLC
1,986,649
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,952,242
Home Partners of America Trust
1,067,641
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
933,112
872,607
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
728,920
Laurel Road Prime Student Loan
Trust
410,906
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,h
391,314
Longfellow Place CLO, Ltd.
1,600,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
d,h
1,576,195
425,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,h
404,650
Marlette Funding Trust
425,496
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
422,616
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
1,018,688
National Collegiate Trust
242,699
4.801%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,h
234,449
Oak Street Investment
673,551
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
608,709
Principal
Amount Long-Term Fixed Income (21.5%) Value
Asset-Backed Securities (1.1%) - continued
OCP CLO, Ltd.
$ 750,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,h
$ 706,980
Pretium Mortgage Credit Partners,
LLC
597,038
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
575,292
357,311
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
335,834
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
440,362
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,301,821
Sound Point CLO XIV, Ltd.
1,050,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
d,h
1,016,383
Stratus CLO, Ltd.
750,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
d,h
713,662
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
648,270
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
394,064
Vericrest Opportunity Loan
Transferee
541,536
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
486,577
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
628,110
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
720,832
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
575,292
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
494,824
382,997
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
350,535
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
294,295
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
344,671
Wind River CLO, Ltd.
625,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,h
610,623
525,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,h
501,614
Total 37,366,882
Basic Materials (0.2%)
Alcoa Nederland Holding BV
210,000 5.500%,  12/15/2027
h
207,610
Anglo American Capital plc
300,000 3.875%,  3/16/2029
h
279,407
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
167,767

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Basic Materials (0.2%) - continued
Chemours Company
$ 140,000 5.750%,  11/15/2028
h
$ 127,575
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 177,021
80,000 4.625%,  3/1/2029
h
74,603
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
220,110
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 99,876
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
293,721
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
h
165,686
396,000 4.000%,  3/27/2027
h
383,229
Hecla Mining Company
110,000 7.250%,  2/15/2028 109,693
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
119,763
Innophos Holdings, Inc.
71,000 9.375%,  2/15/2028
h
70,010
International Flavors & Fragrances,
Inc.
432,000 3.468%,  12/1/2050
h
320,468
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 154,691
Mercer International, Inc.
72,000 5.125%,  2/1/2029 61,574
Methanex Corporation
162,000 4.250%,  12/1/2024 156,257
Mosaic Company
325,000 4.050%,  11/15/2027 318,607
Novelis Corporation
90,000 3.250%,  11/15/2026
h
81,479
70,000 4.750%,  1/30/2030
h
63,350
90,000 3.875%,  8/15/2031
h
75,960
Nutrien, Ltd.
282,000 5.900%,  11/7/2024 286,473
OCI NV
101,000 4.625%,  10/15/2025
h
98,393
Olin Corporation
291,000 5.125%,  9/15/2027 282,293
15,000 5.625%,  8/1/2029 14,597
SCIL IV, LLC/SCIL USA Holdings,
LLC
178,000 5.375%,  11/1/2026
h
163,148
SK Invictus Intermediate II SARL
140,000 5.000%,  10/30/2029
h
114,800
SPCM SA
147,000 3.375%,  3/15/2030
h
124,436
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
h
144,320
Sylvamo Corporation
107,000 7.000%,  9/1/2029
h
102,309
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
h
118,438
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
118,236
United States Steel Corporation
184,000 6.875%,  3/1/2029
f
185,918
Total 5,481,818
Principal
Amount Long-Term Fixed Income (21.5%) Value
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
$ 178,000 6.375%,  6/15/2030
h
$ 176,858
AECOM
265,000 5.125%,  3/15/2027 260,389
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
235,855
15,000 4.625%,  5/15/2030
h
13,441
ARD Finance SA
55,000 6.500%,  6/30/2027
h
43,144
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
h
171,966
34,000 5.250%,  8/15/2027
h
27,842
Boeing Company
460,000 5.930%,  5/1/2060 470,060
350,000 5.040%,  5/1/2027 353,443
600,000 5.705%,  5/1/2040 613,955
Bombardier, Inc.
159,000 7.125%,  6/15/2026
h
158,620
186,000 7.875%,  4/15/2027
h
185,841
120,000 6.000%,  2/15/2028
h
113,806
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
130,535
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
h
200,310
Carrier Global Corporation
256,000 3.577%,  4/5/2050 199,332
450,000 2.700%,  2/15/2031 386,970
Chart Industries, Inc.
58,000 7.500%,  1/1/2030
h
59,305
Clean Harbors, Inc.
107,000 6.375%,  2/1/2031
h
109,001
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
h
22,612
46,000 8.750%,  4/15/2030
h
40,654
CNH Industrial NV
210,000 3.850%,  11/15/2027 204,077
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
h
89,145
Covert Mergeco, Inc.
90,000 4.875%,  12/1/2029
h
78,637
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
f,h
92,700
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 154,599
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
102,979
250,000 3.500%,  9/1/2028
h
222,918
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
h
227,055
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
105,325
Howmet Aerospace, Inc.
378,000 3.000%,  1/15/2029 329,805
343,000 5.950%,  2/1/2037 346,224
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 263,864
JELD-WEN, Inc.
23,000 6.250%,  5/15/2025
h
22,035
60,000 4.625%,  12/15/2025
h
53,100

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Capital Goods (0.4%) - continued
John Deere Capital Corporation
$ 228,000 4.350%,  9/15/2032 $ 229,357
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 302,707
78,000 6.150%,  9/1/2036 88,722
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
169,881
140,000 7.250%,  4/15/2025
h
136,675
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
77,327
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
h
152,679
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
180,428
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 469,864
OI European Group BV
243,000 4.750%,  2/15/2030
h
218,153
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
49,814
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
106,655
Parker-Hannifin Corporation
570,000 4.500%,  9/15/2029 566,170
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
h
134,586
Raytheon Technologies
Corporation
331,000 4.125%,  11/16/2028 324,788
375,000 4.450%,  11/16/2038 361,338
300,000 3.750%,  11/1/2046 252,230
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
h
288,608
Republic Services, Inc.
235,000 2.900%,  7/1/2026 222,396
Roller Bearing Company of
America, Inc.
80,000 4.375%,  10/15/2029
h
72,086
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 189,966
335,000 1.750%,  2/15/2031 268,734
Sealed Air Corporation
54,000 6.125%,  2/1/2028
h
54,481
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
219,125
Textron, Inc.
510,000 3.375%,  3/1/2028 473,101
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
115,000 7.750%,  4/15/2026
h
108,779
TransDigm, Inc.
138,000 6.250%,  3/15/2026
h
137,951
525,000 5.500%,  11/15/2027 501,362
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 174,341
170,000 4.000%,  7/15/2030 153,024
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
97,650
Principal
Amount Long-Term Fixed Income (21.5%) Value
Capital Goods (0.4%) - continued
WESCO Distribution, Inc.
$ 200,000 7.250%,  6/15/2028
h
$ 204,935
Total 13,254,315
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
115,573
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 67,738
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
925,667
Bellemeade Re, Ltd.
344,599
6.060%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
d,h
344,184
BINOM Securitization Trust
525,040
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,h
467,624
CHL Mortgage Pass-Through Trust
1,299,065
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 733,073
CHNGE Mortgage Trust
1,151,272
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
1,150,714
Citicorp Mortgage Securities, Inc.
412,828
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 364,382
COLT Mortgage Loan Trust
1,002,387
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,h
865,912
Countrywide Alternative Loan Trust
134,485
3.173%,  10/25/2035, Ser.
2005-43, Class 4A1
d
109,897
597,095
7.000%,  10/25/2037, Ser.
2007-24, Class A10 227,890
Countrywide Home Loans, Inc.
152,515
5.750%,  4/25/2037, Ser.
2007-3, Class A27 80,544
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,h
477,914
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,h
756,648
907,872
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
d,h
742,025
572,370
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,h
569,348
504,682
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,h
431,541
1,696,668
3.457%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,h
1,696,160
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
65,818
6.000%,  2/25/2023, Ser.
2006-AR5, Class 23A 47,294
Federal Home Loan Mortgage
Corporation - REMIC
1,703,423
4.000%,  1/25/2051, Ser.
5249, Class LA 1,665,758
40,592
4.000%,  7/15/2031, Ser.
4104, Class KI
j
427
250,379
3.000%,  2/15/2033, Ser.
4170, Class IG
j
23,152

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 668,503
3.000%,  3/15/2033, Ser.
4180, Class PI
j
$ 72,490
1,470,497
4.500%,  10/15/2033, Ser.
2695, Class BH 1,471,497
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 914,502
Federal National Mortgage
Association - REMIC
1,682,990
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,666,972
963,205
4.000%,  7/25/2052, Ser.
2022-37, Class PE 936,522
809,685
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
35,241
2,551,008
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,584,277
1,492,556
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,478,894
Flagstar Mortgage Trust
562,714
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,h
499,227
FWD Securitization Trust
554,163
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,h
516,502
GCAT Trust
792,981
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,h
682,744
GS Mortgage-Backed Securities
Trust
1,131,048
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,h
979,461
GSR Mortgage Loan Trust
722,098
3.936%,  9/25/2034, Ser.
2004-11, Class 2A2
d
684,845
J.P. Morgan Mortgage Trust
953,248
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,h
795,776
756,384
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,h
614,774
LHOME Mortgage Trust
900,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,h
855,760
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
329,271
Mello Mortgage Capital
Acceptance
1,010,251
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,h
843,363
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 60,259
New Residential Mortgage Loan
Trust
2,018,824
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,h
1,685,324
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
930,724
582,100
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,h
564,107
Principal
Amount Long-Term Fixed Income (21.5%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Oaktown Re, Ltd.
$ 298,248
5.960%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
d,h
$ 297,993
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,h
518,367
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,351,379
Preston Ridge Partners Mortgage
Trust, LLC
620,583
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,h
593,347
Residential Accredit Loans, Inc.
Trust
201,095
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 170,004
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,h
835,100
Toorak Mortgage Corporation, Ltd.
367,119
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
354,992
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
950,735
TRK Trust
781,589
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,h
663,892
Vericrest Opportunity Loan
Transferee
567,612
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
532,843
Verus Securitization Trust
405,992
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,h
349,058
Total 37,568,134
Commercial Mortgage-Backed Securities (1.0%)
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BNK36, Class A5 846,127
BANK 2022-BNK39
3,992,412
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,j
116,051
1,075,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 942,246
BANK 2022-BNK40
1,250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
d
1,139,290
BBCMS Mortgage Trust
2,278,432
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,j
99,407
6,995,208
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,j
570,165
5,603,649
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,j
536,301
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,455,417

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BFLD Trust
$ 325,000
6.159%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,h
$ 300,645
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
2,237,308
2,800,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,k
2,727,237
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,000,000
3.000%,  8/25/2032, Ser.
K147, Class A2 2,757,392
2,000,000
3.500%,  9/25/2032, Ser.
K148, Class A2 1,915,021
3,000,000
3.530%,  10/25/2032, Ser.
K149, Class A2 2,881,494
3,800,000
3.780%,  12/25/2032, Ser.
K152, Class A2 3,718,392
3,000,000
3.800%,  12/25/2032, Ser.
K151, Class A2 2,945,043
3,500,000
3.820%,  1/25/2033, Ser.
K153, Class A2 3,436,413
2,075,000
4.350%,  4/25/2033, Ser.
K154, Class A2 2,125,887
Morgan Stanley Capital I Trust
5,955,615
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,j
599,514
Total 31,349,350
Communications Services (0.6%)
Activision Blizzard, Inc.
456,000 2.500%,  9/15/2050 306,409
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
h
55,370
Altice Financing SA
100,000 5.750%,  8/15/2029
h
83,991
Altice France SA
110,000 8.125%,  2/1/2027
h
103,118
81,000 5.125%,  7/15/2029
h
63,579
175,000 5.500%,  10/15/2029
h
138,372
American Tower Corporation
100,000 3.375%,  10/15/2026 94,905
275,000 2.900%,  1/15/2030 240,265
AT&T, Inc.
342,000 3.650%,  6/1/2051 263,112
306,000 3.500%,  9/15/2053 225,811
350,000 2.300%,  6/1/2027 319,877
725,000 4.350%,  3/1/2029 712,600
300,000 4.900%,  8/15/2037 290,926
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
h
135,593
220,000 5.125%,  5/1/2027
h
209,671
100,000 5.000%,  2/1/2028
h
93,375
18,000 6.375%,  9/1/2029
h
17,370
185,000 4.750%,  3/1/2030
h
161,651
40,000 4.500%,  8/15/2030
h
34,178
Principal
Amount Long-Term Fixed Income (21.5%) Value
Communications Services (0.6%) - continued
$ 362,000 4.750%,  2/1/2032
h
$ 307,700
150,000 4.250%,  1/15/2034
h
116,932
Cengage Learning, Inc.
123,000 9.500%,  6/15/2024
f,h
119,646
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 297,107
430,000 4.200%,  3/15/2028 409,007
650,000 3.500%,  6/1/2041 456,815
Clear Channel Worldwide
Holdings, Inc.
141,000 5.125%,  8/15/2027
h
127,882
140,000 7.750%,  4/15/2028
f,h
119,102
Comcast Corporation
285,000 2.887%,  11/1/2051 198,959
355,000 3.950%,  10/15/2025 349,887
300,000 4.250%,  10/15/2030 296,594
130,000 4.400%,  8/15/2035 127,313
546,000 4.750%,  3/1/2044 527,399
Consolidated Communications,
Inc.
142,000 5.000%,  10/1/2028
h
106,528
52,000 6.500%,  10/1/2028
h
42,361
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
398,870
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
h
50,625
237,000 6.500%,  2/1/2029
h
205,048
354,000 4.125%,  12/1/2030
h
261,702
Cumulus Media New Holdings,
Inc.
70,000 6.750%,  7/1/2026
h
58,429
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 695,133
DIRECTV Holdings, LLC
208,000 5.875%,  8/15/2027
h
188,407
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 386,762
DISH DBS Corporation
60,000 5.875%,  11/15/2024 56,629
60,000 5.250%,  12/1/2026
h
51,712
60,000 7.375%,  7/1/2028 43,088
95,000 5.750%,  12/1/2028
h
77,727
91,000 5.125%,  6/1/2029 57,866
DISH Network Corporation
111,000 11.750%,  11/15/2027
h
115,351
Entercom Media Corporation
218,000 6.500%,  5/1/2027
h
35,966
Frontier Communications
Corporation
70,000 6.750%,  5/1/2029
h
60,025
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
156,607
43,000 8.750%,  5/15/2030
h
44,559
GCI, LLC
150,000 4.750%,  10/15/2028
h
132,081
Gray Escrow II, Inc.
300,000 5.375%,  11/15/2031
h
230,707
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
173,312

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Communications Services (0.6%) - continued
Hughes Satellite Systems
Corporation
$ 200,000 6.625%,  8/1/2026 $ 193,424
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
162,460
Iliad Holding SASU
214,000 6.500%,  10/15/2026
h
202,648
Lamar Media Corporation
94,000 3.625%,  1/15/2031 79,821
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
126,659
Level 3 Financing, Inc.
80,000 4.625%,  9/15/2027
h
67,769
300,000 4.250%,  7/1/2028
h
237,747
Lumen Technologies, Inc.
117,000 5.125%,  12/15/2026
h
100,035
Magallanes, Inc.
399,000 5.141%,  3/15/2052
h
331,394
343,000 4.054%,  3/15/2029
h
314,809
343,000 5.050%,  3/15/2042
h
292,865
Meta Platforms, Inc.
456,000 3.850%,  8/15/2032 423,896
Netflix, Inc.
110,000 4.875%,  4/15/2028 109,588
150,000 5.875%,  11/15/2028 155,614
272,000 5.375%,  11/15/2029
h
275,871
300,000 4.875%,  6/15/2030
h
296,280
NTT Finance Corporation
398,000 4.372%,  7/27/2027
h
397,937
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 151,226
210,000 4.200%,  6/1/2030 202,354
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
121,144
Radiate Holdco, LLC/Radiate
Finance, Inc.
145,000 6.500%,  9/15/2028
h
75,544
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
h
54,302
105,000 5.375%,  1/15/2031
h
84,735
Scripps Escrow, Inc.
90,000 5.875%,  7/15/2027
h
80,325
Sinclair Television Group, Inc.
276,000 5.500%,  3/1/2030
h
220,110
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
203,444
105,000 4.000%,  7/15/2028
h
93,461
125,000 4.125%,  7/1/2030
h
107,204
Sprint Capital Corporation
96,000 6.875%,  11/15/2028 102,704
210,000 8.750%,  3/15/2032 259,350
Sprint Corporation
144,000 7.625%,  2/15/2025 149,464
TEGNA, Inc.
246,000 4.625%,  3/15/2028 230,883
Telecom Italia Capital SA
53,000 6.000%,  9/30/2034 42,526
Telecom Italia SPA
20,000 5.303%,  5/30/2024
h
19,404
Telesat Canada/Telesat, LLC
80,000 4.875%,  6/1/2027
h
39,183
45,000 6.500%,  10/15/2027
h
12,573
Principal
Amount Long-Term Fixed Income (21.5%) Value
Communications Services (0.6%) - continued
T-Mobile USA, Inc.
$ 569,000 3.600%,  11/15/2060 $ 409,489
230,000 2.875%,  2/15/2031 196,630
913,000 3.500%,  4/15/2031 816,998
300,000 4.375%,  4/15/2040 271,450
United States Cellular Corporation
140,000 6.700%,  12/15/2033 130,200
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
224,000 4.750%,  4/15/2028
h
183,168
Univision Communications, Inc.
235,000 6.625%,  6/1/2027
h
230,300
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 222,882
304,000 2.100%,  3/22/2028 271,109
994,000 2.650%,  11/20/2040 717,941
500,000 3.400%,  3/22/2041 402,465
VTR Finance NV
190,000 6.375%,  7/15/2028
h
78,318
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
201,238
Walt Disney Company
457,000 3.600%,  1/13/2051 377,341
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
h
63,547
Total 21,225,840
Consumer Cyclical (0.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
h
193,244
Allied Universal Holdco, LLC
75,000 6.625%,  7/15/2026
h
72,206
255,000 4.625%,  6/1/2028
h
219,948
100,000 6.000%,  6/1/2029
h
80,460
Allison Transmission, Inc.
175,000 3.750%,  1/30/2031
h
147,985
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 301,187
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027 299,786
Arko Corporation
97,000 5.125%,  11/15/2029
h
76,892
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
h
116,900
40,000 4.625%,  4/1/2030
h
33,217
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
134,971
Boyne USA, Inc.
115,000 4.750%,  5/15/2029
h
104,200
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
133,384
Caesars Entertainment, Inc.
263,000 6.250%,  7/1/2025
h
261,987
75,000 8.125%,  7/1/2027
h
76,125
156,000 4.625%,  10/15/2029
h
133,380
Carnival Corporation
209,000 10.500%,  2/1/2026
h
218,595
41,000 7.625%,  3/1/2026
h
37,310
233,000 5.750%,  3/1/2027
h
193,390

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Cyclical (0.7%) - continued
$ 68,000 4.000%,  8/1/2028
h
$ 58,751
Cedar Fair, LP
74,000 5.375%,  4/15/2027 71,595
163,000 5.250%,  7/15/2029 149,414
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
130,992
Cinemark USA, Inc.
231,000 5.875%,  3/15/2026
f,h
207,432
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
104,581
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 470,830
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
h
352,960
Dana, Inc.
160,000 5.625%,  6/15/2028
f
150,703
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 791,164
Ford Motor Company
259,000 3.250%,  2/12/2032 205,560
151,000 6.100%,  8/19/2032 148,169
Ford Motor Credit Company, LLC
525,000 2.300%,  2/10/2025 486,813
370,000 4.134%,  8/4/2025 353,339
270,000 2.700%,  8/10/2026 240,975
200,000 7.350%,  3/6/2030 209,920
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
124,753
General Motors Company
450,000 6.125%,  10/1/2025 461,477
400,000 6.800%,  10/1/2027 425,982
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 266,737
GLP Capital, LP
469,000 5.750%,  6/1/2028 477,719
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 92,498
65,000 5.250%,  7/15/2031 54,911
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
61,979
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
h
125,719
Hilton Domestic Operating
Company, Inc.
304,000 4.875%,  1/15/2030 286,587
68,000 3.625%,  2/15/2032
h
57,103
Hilton Grand Vacations Borrower
Escrow, LLC
111,000 5.000%,  6/1/2029
h
99,273
Home Depot, Inc.
375,000 5.400%,  9/15/2040 405,120
228,000 4.250%,  4/1/2046 213,026
340,000 3.900%,  6/15/2047 300,764
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
317,822
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
207,888
International Game Technology plc
206,000 5.250%,  1/15/2029
h
197,698
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
h
87,424
Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Cyclical (0.7%) - continued
KB Home
$ 215,000 4.800%,  11/15/2029 $ 192,947
Kia Corporation
200,000 2.375%,  2/14/2025
h
187,854
Kohl's Corporation
182,000 3.375%,  5/1/2031 134,847
425,000 5.550%,  7/17/2045 279,428
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
234,523
70,000 6.875%,  11/1/2035 63,795
Lennar Corporation
475,000 4.750%,  5/30/2025 469,351
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 235,311
650,000 2.625%,  4/1/2031 558,681
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
h
130,202
Marriott International, Inc.
48,000 5.750%,  5/1/2025 48,815
600,000 4.625%,  6/15/2030 585,249
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
h
118,035
McDonald's Corporation
50,000 2.125%,  3/1/2030 43,051
470,000 4.450%,  3/1/2047 436,921
MGM Resorts International
255,000 6.000%,  3/15/2023 254,890
Michaels Companies, Inc.
112,000 5.250%,  5/1/2028
h
93,398
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
h
59,141
47,000 5.875%,  3/15/2026
h
40,654
180,000 5.875%,  2/15/2027
h
167,355
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
593,287
Nordstrom, Inc.
78,000 4.250%,  8/1/2031 58,571
PACCAR Financial Corporation
342,000 4.950%,  10/3/2025 346,307
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
h
123,711
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
h
166,497
190,000 7.750%,  2/15/2029
h
186,721
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
289,000 5.750%,  4/15/2026
h
283,231
128,000 6.250%,  1/15/2028
h
121,395
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
160,000 5.750%,  1/15/2029
h
124,406
Royal Caribbean Cruises, Ltd.
71,000 11.500%,  6/1/2025
h
76,238
240,000 4.250%,  7/1/2026
h
208,200
171,000 9.250%,  1/15/2029
h
180,383
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
h
160,424
72,000 6.625%,  3/1/2030
h
64,136
SeaWorld Parks and
Entertainment, Inc.
68,000 5.250%,  8/15/2029
h
61,459

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Cyclical (0.7%) - continued
Six Flags Theme Parks, Inc.
$ 73,000 7.000%,  7/1/2025
h
$ 73,797
Staples, Inc.
132,000 7.500%,  4/15/2026
h
117,289
119,000 10.750%,  4/15/2027
h
90,143
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
93,564
Target Corporation
342,000 2.950%,  1/15/2052 253,404
Toll Brothers Finance Corporation
250,000 3.800%,  11/1/2029 224,575
Toyota Motor Credit Corporation
259,000 4.700%,  1/12/2033 263,268
Travel + Leisure Company
72,000 6.625%,  7/31/2026
h
71,451
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
h
35,140
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
97,847
VICI Properties, LP/VICI Note
Company, Inc.
684,000 4.625%,  6/15/2025
h
661,974
256,000 5.750%,  2/1/2027
h
254,656
115,000 3.750%,  2/15/2027
h
106,254
Viking Cruises, Ltd.
104,000 5.875%,  9/15/2027
h
88,585
Volkswagen Group of America
Finance, LLC
422,000 4.350%,  6/8/2027
h
411,905
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
137,761
Walmart, Inc.
342,000 4.500%,  9/9/2052 343,845
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
87,619
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
h
158,993
Total 21,894,329
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
116,000 9.000%,  1/30/2028
h
115,566
Abbott Laboratories
598,000 4.750%,  11/30/2036 622,942
AbbVie, Inc.
125,000 2.950%,  11/21/2026 118,291
200,000 4.500%,  5/14/2035 195,236
600,000 4.300%,  5/14/2036 570,209
325,000 4.850%,  6/15/2044 315,881
450,000 4.875%,  11/14/2048 440,321
Albertson's Companies, Inc.
219,000 4.625%,  1/15/2027
h
207,623
205,000 3.500%,  3/15/2029
h
176,812
Amgen, Inc.
375,000 4.200%,  2/22/2052 320,494
Anheuser-Busch Companies, LLC
480,000 4.700%,  2/1/2036 475,709
Anheuser-Busch InBev Worldwide,
Inc.
495,000 4.375%,  4/15/2038 469,447
Aramark Services, Inc.
220,000 5.000%,  2/1/2028
h
207,350
Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Non-Cyclical (0.7%) - continued
Archer-Daniels-Midland Company
$ 560,000 2.700%,  9/15/2051 $ 398,977
AstraZeneca plc
600,000 3.000%,  5/28/2051 456,895
Avantor Funding, Inc.
143,000 4.625%,  7/15/2028
h
134,790
B&G Foods, Inc.
70,000 5.250%,  9/15/2027 56,613
BAT Capital Corporation
114,000 7.750%,  10/19/2032 127,098
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
f,h
54,434
141,000 4.875%,  6/1/2028
h
90,638
158,000 11.000%,  9/30/2028
h
123,619
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 108,588
325,000 3.700%,  6/6/2027 316,058
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 492,026
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 520,697
Cargill, Inc.
336,000 3.125%,  5/25/2051
h
249,419
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 174,312
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
17,851
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
h
153,300
Community Health Systems, Inc.
40,000 8.000%,  12/15/2027
f,h
37,700
140,000 6.000%,  1/15/2029
h
122,885
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 342,214
275,000 2.875%,  5/1/2030 243,229
Coty, Inc.
115,000 5.000%,  4/15/2026
h
110,113
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
h
187,853
CVS Health Corporation
435,000 4.875%,  7/20/2035 432,659
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
118,376
Eli Lilly and Company
408,000 2.500%,  9/15/2060 272,239
Embecta Corporation
54,000 6.750%,  2/15/2030
h
48,589
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
224,028
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
h
143,200
H. J. Heinz Company
70,000 5.200%,  7/15/2045 68,446
HCA, Inc.
287,000 5.375%,  2/1/2025 288,084
396,000 3.500%,  9/1/2030 354,946
HLF Financing SARL, LLC
262,000 4.875%,  6/1/2029
h
191,588
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
352,957

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Non-Cyclical (0.7%) - continued
Jazz Securities DAC
$ 94,000 4.375%,  1/15/2029
h
$ 85,760
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
342,000 4.375%,  2/2/2052
h
260,587
227,000 5.500%,  1/15/2030
h
220,587
392,000 3.000%,  5/15/2032
h
310,787
Johnson & Johnson
450,000 4.375%,  12/5/2033 461,254
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 343,905
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 316,616
300,000 4.375%,  6/1/2046 261,958
Lamb Weston Holdings, Inc.
100,000 4.125%,  1/31/2030
h
90,125
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
163,188
286,000 5.450%,  11/1/2041 244,775
Medtronic, Inc.
343,000 4.375%,  3/15/2035 341,223
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
h
110,297
113,000 5.250%,  10/1/2029
f,h
94,613
Newell Brands, Inc.
362,000 4.450%,  4/1/2026 343,914
Organon & Company
161,000 4.125%,  4/30/2028
h
145,616
Owens & Minor, Inc.
116,000 6.625%,  4/1/2030
h
102,579
PepsiCo, Inc.
225,000 4.200%,  7/18/2052
f
216,883
Performance Food Group, Inc.
102,000 4.250%,  8/1/2029
h
91,010
Perrigo Finance Unlimited
Company
262,000 4.375%,  3/15/2026 248,075
Pfizer, Inc.
455,000 2.700%,  5/28/2050 332,561
Philip Morris International, Inc.
228,000 5.125%,  11/17/2027 233,024
228,000 5.625%,  11/17/2029 238,127
Pilgrim's Pride Corporation
140,000 3.500%,  3/1/2032
h
114,086
Post Holdings, Inc.
148,000 5.750%,  3/1/2027
h
145,792
66,000 5.625%,  1/15/2028
h
63,525
63,000 5.500%,  12/15/2029
h
58,425
135,000 4.500%,  9/15/2031
h
116,438
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
h
122,114
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 460,218
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
207,516
Scotts Miracle-Gro Company
104,000 4.500%,  10/15/2029 89,700
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
174,889
Simmons Foods, Inc.
217,000 4.625%,  3/1/2029
h
183,980
Principal
Amount Long-Term Fixed Income (21.5%) Value
Consumer Non-Cyclical (0.7%) - continued
Spectrum Brands, Inc.
$ 125,000 5.000%,  10/1/2029
h
$ 110,145
100,000 5.500%,  7/15/2030
h
90,833
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
121,313
Sysco Corporation
325,000 6.600%,  4/1/2040 364,883
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 250,684
Teleflex, Inc.
320,000 4.625%,  11/15/2027 305,508
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 57,203
465,000 5.125%,  11/1/2027 447,563
105,000 6.125%,  10/1/2028 98,183
Teva Pharmaceutical Finance
Netherlands III BV
340,000 3.150%,  10/1/2026 305,041
Thermo Fisher Scientific, Inc.
375,000 2.000%,  10/15/2031 314,745
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 153,456
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
h
78,165
Zoetis, Inc.
509,000 4.700%,  2/1/2043 486,530
Total 21,428,701
Energy (0.5%)
Antero Resources Corporation
101,000 5.375%,  3/1/2030
h
94,182
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
h
161,500
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.625%,  12/15/2025
h
45,703
92,000 6.625%,  7/15/2026
h
90,620
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 527,445
150,000 3.543%,  4/6/2027 145,647
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 160,167
Callon Petroleum Company
133,000 8.250%,  7/15/2025 132,888
74,000 7.500%,  6/15/2030
h
71,595
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 201,165
325,000 2.950%,  7/15/2030 284,221
Cheniere Energy Partners, LP
941,000 4.500%,  10/1/2029 882,771
88,000 3.250%,  1/31/2032 73,465
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 121,875
Chesapeake Energy Corporation
240,000 6.750%,  4/15/2029
h
236,652
Chord Energy Corporation
130,000 6.375%,  6/1/2026
h
128,050
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
110,157
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
98,612

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Energy (0.5%) - continued
Continental Resources, Inc.
$ 398,000 2.268%,  11/15/2026
h
$ 353,754
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
h
117,469
CrownRock Finance, Inc.
161,000 5.625%,  10/15/2025
h
156,975
Devon Energy Corporation
852,000 4.500%,  1/15/2030 823,663
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
136,013
70,000 4.375%,  6/15/2031
h
61,231
Enbridge, Inc.
321,000 2.500%,  2/14/2025 305,438
Endeavor Energy Resources, LP/
EER Finance, Inc.
156,000 5.750%,  1/30/2028
h
152,880
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
h
95,741
Energy Transfer, LP
250,000 4.000%,  10/1/2027 239,434
215,000 4.900%,  3/15/2035 202,504
175,000 5.150%,  2/1/2043 156,661
445,000 6.000%,  6/15/2048 436,706
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 169,675
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 217,495
EQM Midstream Partners, LP
118,000 4.750%,  1/15/2031
h
99,807
EQT Corporation
342,000 6.125%,  2/1/2025 345,358
342,000 3.900%,  10/1/2027 324,449
Equinor ASA
390,000 3.000%,  4/6/2027 372,882
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 366,939
Ferrellgas, LP
115,000 5.375%,  4/1/2026
h
105,800
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 94,511
Halliburton Company
400,000 4.850%,  11/15/2035 391,512
228,000 5.000%,  11/15/2045 216,910
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
263,645
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
168,320
81,000 5.500%,  10/15/2030
h
75,541
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
h
237,150
70,000 6.250%,  4/15/2032
h
64,613
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
h
97,886
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
167,700
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
117,281
Principal
Amount Long-Term Fixed Income (21.5%) Value
Energy (0.5%) - continued
Laredo Petroleum, Inc.
$ 230,000 7.750%,  7/31/2029
h
$ 212,106
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 216,104
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 95,286
MEG Energy Corporation
148,000 7.125%,  2/1/2027
h
151,804
MPLX, LP
290,000 4.875%,  6/1/2025 289,242
455,000 4.950%,  9/1/2032 448,017
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 107,529
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
h
170,188
National Fuel Gas Company
575,000 5.500%,  1/15/2026 577,549
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
h
66,965
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 138,531
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 105,094
130,000 6.450%,  9/15/2036 136,712
Ovintiv Exploration, Inc.
397,000 5.375%,  1/1/2026 399,433
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
110,773
Range Resources Corporation
138,000 4.750%,  2/15/2030
f,h
123,614
SM Energy Company
108,000 6.625%,  1/15/2027 104,959
105,000 6.500%,  7/15/2028 99,878
Southwestern Energy Company
92,000 5.375%,  2/1/2029 86,447
90,000 5.375%,  3/15/2030 83,813
80,000 4.750%,  2/1/2032 70,522
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
72,000 5.875%,  3/1/2027 69,581
85,000 5.000%,  6/1/2031
h
73,948
Suncor Energy, Inc.
411,000 7.150%,  2/1/2032 460,463
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 196,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
279,000 5.500%,  1/15/2028
h
256,927
Targa Resources Corporation
400,000 4.200%,  2/1/2033 362,500
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
130,725
Transocean Proteus, Ltd.
56,000 6.250%,  12/1/2024
f,h
56,562
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
146,083
29,000 8.750%,  2/15/2030
h
29,899

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Energy (0.5%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 156,000 6.875%,  4/1/2026 $ 153,106
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
130,830
146,000 6.250%,  1/15/2030
h
148,742
85,000 4.125%,  8/15/2031
h
75,358
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
91,036
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
156,459
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 191,000
110,000 5.500%,  8/15/2048 95,572
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 220,305
420,000 7.500%,  1/15/2031 477,236
Total 18,019,556
Financials (1.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
94,000 7.000%,  11/15/2025
h
89,429
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
425,000 3.500%,  1/15/2025 408,584
425,000 3.875%,  1/23/2028 397,151
265,000 3.400%,  10/29/2033 218,421
Air Lease Corporation
650,000 3.000%,  2/1/2030 559,821
170,000 2.875%,  1/15/2032 139,635
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
366,511
Alliant Holdings Intermediate, LLC
77,000 6.750%,  10/15/2027
h
72,020
Ally Financial, Inc.
556,000 5.750%,  11/20/2025 552,582
400,000 8.000%,  11/1/2031 440,539
American Express Company
475,000 2.250%,  3/4/2025 451,911
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 522,353
American International Group, Inc.
339,000 3.900%,  4/1/2026 332,070
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
122,803
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
d,h
224,394
Ares Capital Corporation
170,000 3.250%,  7/15/2025 160,048
575,000 3.875%,  1/15/2026 540,883
300,000 2.150%,  7/15/2026 262,160
Associated Banc-Corporation
325,000 4.250%,  1/15/2025 317,224
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
d,h
275,616
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
633,855
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
321,094
Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
$ 130,000 4.250%,  4/15/2026
h
$ 123,453
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
425,935
Banco Santander SA
400,000 4.175%,  3/24/2028
d
381,114
Bank of America Corporation
408,000 5.080%,  1/20/2027
d
409,500
325,000 1.734%,  7/22/2027
d
291,204
425,000 3.824%,  1/20/2028
d
409,146
300,000 2.087%,  6/14/2029
d
261,449
150,000 3.974%,  2/7/2030
d
141,861
350,000 2.496%,  2/13/2031
d
297,719
600,000 1.922%,  10/24/2031
d
482,675
343,000 2.972%,  2/4/2033
d
292,503
685,000 4.571%,  4/27/2033
d
661,895
455,000 3.846%,  3/8/2037
d
396,503
Bank of Montreal
341,000 1.500%,  1/10/2025 320,282
Bank of Nova Scotia
112,000 4.850%,  2/1/2030
c
112,217
Barclays plc
550,000 4.972%,  5/16/2029
d
536,505
340,000 5.746%,  8/9/2033
d
342,416
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 328,415
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 319,206
BNP Paribas SA
572,000 3.132%,  1/20/2033
d,h
483,430
BPCE SA
588,000 3.500%,  10/23/2027
h
542,768
Camden Property Trust
400,000 3.150%,  7/1/2029 369,125
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 415,867
350,000 2.636%,  3/3/2026
d
331,444
Centene Corporation
230,000 4.250%,  12/15/2027 220,632
13,000 4.625%,  12/15/2029 12,351
260,000 3.000%,  10/15/2030 222,300
600,000 2.625%,  8/1/2031 491,374
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 558,260
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 212,572
Citigroup, Inc.
408,000 0.981%,  5/1/2025
d
386,384
455,000 4.400%,  6/10/2025 451,444
299,000 1.281%,  11/3/2025
d
278,816
304,000 3.200%,  10/21/2026 288,031
468,000 3.668%,  7/24/2028
d
443,285
228,000 4.125%,  7/25/2028 218,716
99,000 3.520%,  10/27/2028
d
92,734
484,000 4.910%,  5/24/2033
d
477,931
Coinbase Global, Inc.
47,000 3.625%,  10/1/2031
h
27,378
Commerzbank AG
390,000 8.125%,  9/19/2023
h
393,574
Corebridge Financial, Inc.
457,000 4.400%,  4/5/2052
h
391,336
171,000 4.350%,  4/5/2042
h
148,387

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
Credit Acceptance Corporation
$ 245,000 5.125%,  12/31/2024
h
$ 228,800
Credit Agricole SA
400,000 6.875%,  9/23/2024
d,h,l
395,428
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
d,h,l
287,000
600,000 2.193%,  6/5/2026
d,h
527,204
Danske Bank AS
350,000 0.976%,  9/10/2025
d,h
322,379
Deutsche Bank AG
47,000 4.296%,  5/24/2028
d
45,946
525,000 3.729%,  1/14/2032
d
421,907
Discover Bank
480,000 4.682%,  8/9/2028
d
461,363
Discover Financial Services
112,000 6.700%,  11/29/2032 119,558
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
216,747
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 342,068
390,000 4.625%,  5/15/2042 376,177
EPR Properties
210,000 4.950%,  4/15/2028 189,891
306,000 3.600%,  11/15/2031 236,561
ERP Operating, LP
75,000 3.375%,  6/1/2025 72,709
First Horizon Bank
150,000 5.750%,  5/1/2030 151,964
First Horizon National Corporation
510,000 4.000%,  5/26/2025 498,389
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 503,150
Fortress Transportation and
Infrastructure Investors, LLC
102,000 6.500%,  10/1/2025
h
98,736
58,000 9.750%,  8/1/2027
h
59,626
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
h
279,578
325,000 3.400%,  1/15/2026 296,977
Genworth Mortgage Holdings, Inc.
88,000 6.500%,  8/15/2025
h
86,680
Global Net Lease, Inc.
335,000 3.750%,  12/15/2027
h
283,161
goeasy, Ltd.
47,000 5.375%,  12/1/2024
h
44,987
Goldman Sachs Group, Inc.
228,000 5.700%,  11/1/2024 231,342
320,000 1.948%,  10/21/2027
d
286,442
145,000 1.992%,  1/27/2032
d
116,060
1,029,000 3.102%,  2/24/2033
d
881,814
195,000 4.750%,  10/21/2045 188,590
HCP, Inc.
87,000 3.400%,  2/1/2025 84,232
HSBC Holdings plc
510,000 1.162%,  11/22/2024
d
491,721
725,000 3.803%,  3/11/2025
d
711,410
450,000 2.999%,  3/10/2026
d
428,593
275,000 3.900%,  5/25/2026 265,633
350,000 5.402%,  8/11/2033
d
349,540
HUB International, Ltd.
63,000 7.000%,  5/1/2026
h
62,372
Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
$ 145,000 5.625%,  12/1/2029
h
$ 129,756
Humana, Inc.
225,000 2.150%,  2/3/2032 182,660
Icahn Enterprises, LP
139,000 4.750%,  9/15/2024 135,699
220,000 6.375%,  12/15/2025 218,077
50,000 6.250%,  5/15/2026 49,325
135,000 5.250%,  5/15/2027 125,698
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 196,439
228,000 4.350%,  6/15/2029 225,083
Intesa Sanpaolo SPA
47,000 5.017%,  6/26/2024
h
45,853
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 221,965
iStar, Inc.
195,000 4.250%,  8/1/2025 193,538
J.P. Morgan Chase & Company
300,000 0.824%,  6/1/2025
d
282,390
362,000 1.561%,  12/10/2025
d
339,081
375,000 1.040%,  2/4/2027
d
333,929
456,000 1.578%,  4/22/2027
d
409,826
460,000 2.947%,  2/24/2028
d
426,836
575,000 4.203%,  7/23/2029
d
554,803
425,000 2.522%,  4/22/2031
d
363,217
450,000 1.953%,  2/4/2032
d
361,626
457,000 4.586%,  4/26/2033
d
443,625
342,000 4.912%,  7/25/2033
d
340,747
470,000 3.882%,  7/24/2038
d
413,953
Jefferies Finance, LLC
120,000 5.000%,  8/15/2028
h
101,777
KeyBank NA/Cleveland, OH
203,000 5.000%,  1/26/2033 203,515
KeyCorp
168,000 3.878%,  5/23/2025
d
165,009
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 411,442
Lloyds Banking Group plc
550,000 3.870%,  7/9/2025
d
538,668
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
183,475
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
d,h
318,637
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
350,976
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
d
371,208
350,000 2.048%,  7/17/2030 287,239
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
h
112,673
Morgan Stanley
350,000 2.630%,  2/18/2026
d
332,589
275,000 2.188%,  4/28/2026
d
258,435
450,000 4.350%,  9/8/2026 441,144
469,000 5.050%,  1/28/2027
d
470,629
468,000 3.591%,  7/22/2028
d
442,719
440,000 3.622%,  4/1/2031
d
404,721
400,000 5.297%,  4/20/2037
d
387,928
445,000 2.802%,  1/25/2052
d
305,998

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
MPT Operating Partnership, LP
$ 138,000 4.625%,  8/1/2029 $ 107,295
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 234,778
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
h
107,590
NatWest Group plc
225,000 4.445%,  5/8/2030
d
214,381
Navient Corporation
70,000 5.000%,  3/15/2027 63,881
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
204,000 4.500%,  9/30/2028
h
154,958
New York Life Global Funding
337,000 4.550%,  1/28/2033
h
337,951
Northern Trust Corporation
484,000 4.000%,  5/10/2027 478,846
Office Properties Income Trust
47,000 4.250%,  5/15/2024 45,613
51,000 2.650%,  6/15/2026 40,969
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 373,176
375,000 3.375%,  2/1/2031 303,412
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 189,403
187,000 3.875%,  9/15/2028 157,080
Owl Rock Capital Corporation
150,000 4.250%,  1/15/2026 141,291
Owl Rock Core Income
Corporation
286,000 4.700%,  2/8/2027 261,749
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
137,790
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
h
160,797
PennyMac Financial Services, Inc.
88,000 4.250%,  2/15/2029
h
72,322
Pine Street Trust I
342,000 4.572%,  2/15/2029
h
328,452
PNC Financial Services Group,
Inc.
456,000 4.626%,  6/6/2033
d
440,910
PRA Group, Inc.
86,000 7.375%,  9/1/2025
h
85,276
58,000 8.375%,  2/1/2028
c,h
58,294
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
441,622
Prologis, LP
300,000 2.875%,  11/15/2029 269,770
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
404,879
175,000 3.700%,  3/13/2051 144,517
Radian Group, Inc.
140,000 4.875%,  3/15/2027 133,171
Realty Income Corporation
120,000 4.125%,  10/15/2026 118,002
396,000 5.625%,  10/13/2032 419,815
385,000 2.850%,  12/15/2032 329,140
Regency Centers, LP
350,000 4.125%,  3/15/2028 332,967
Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
RLJ Lodging Trust, LP
$ 59,000 3.750%,  7/1/2026
h
$ 53,895
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
181,393
Royal Bank of Canada
163,000 5.000%,  2/1/2033 165,463
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
526,528
Service Properties Trust
66,000 4.650%,  3/15/2024 64,267
38,000 4.350%,  10/1/2024 35,834
121,000 7.500%,  9/15/2025 118,978
130,000 5.500%,  12/15/2027 115,128
Simon Property Group, LP
400,000 3.800%,  7/15/2050 321,985
SLM Corporation
60,000 4.200%,  10/29/2025 55,953
Societe Generale SA
234,000 4.750%,  11/24/2025
h
227,686
Spirit Realty, LP
525,000 2.100%,  3/15/2028 439,306
Standard Chartered plc
399,000 1.822%,  11/23/2025
d,h
370,816
State Street Corporation
112,000 4.821%,  1/26/2034
d
112,568
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 212,968
338,000 5.710%,  1/13/2030 351,796
200,000 1.710%,  1/12/2031 157,284
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
596,404
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 347,937
U.S. Bancorp
228,000 5.727%,  10/21/2026
d
234,267
UBS Group AG
350,000 4.488%,  5/12/2026
d,h
344,797
200,000 4.703%,  8/5/2027
d,h
197,405
UDR, Inc.
425,000 2.100%,  8/1/2032 333,487
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
h
34,608
92,000 5.500%,  4/15/2029
h
79,106
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 261,060
342,000 4.750%,  5/15/2052 338,691
114,000 4.950%,  5/15/2062 114,684
685,000 4.625%,  7/15/2035 691,821
USI, Inc./NY
47,000 6.875%,  5/1/2025
h
46,779
Wells Fargo & Company
285,000 3.000%,  2/19/2025 274,839
400,000 3.000%,  4/22/2026 379,803
304,000 3.000%,  10/23/2026 286,924
342,000 3.526%,  3/24/2028
d
325,243
775,000 2.393%,  6/2/2028
d
702,360
550,000 4.900%,  11/17/2045 521,964
Welltower, Inc.
450,000 2.050%,  1/15/2029 378,124
Willis North America, Inc.
456,000 4.650%,  6/15/2027 451,283

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Financials (1.9%) - continued
XHR, LP
$ 59,000 6.375%,  8/15/2025
h
$ 58,119
64,000 4.875%,  6/1/2029
h
56,800
Total 61,787,334
Foreign Government (<0.1%)
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
603,944
Total 603,944
Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,432,769 2.500%,  5/1/2051 6,539,512
3,112,660 3.500%,  5/1/2052 2,921,766
3,483,925 4.000%,  5/1/2052 3,392,940
7,987,373 3.500%,  6/1/2052 7,496,411
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,679,497 2.500%,  7/1/2030 2,548,911
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
900,000 5.000%,  3/1/2038
c
912,283
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,689,762 3.000%,  12/1/2036 2,570,777
2,357,988 3.000%,  8/1/2038 2,233,342
3,234,967 3.500%,  5/1/2040 3,114,471
2,030,145 2.500%,  4/1/2042 1,826,191
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,050,588 3.000%,  1/1/2052 7,324,592
1,300,378 2.000%,  2/1/2051
c
1,100,120
816,761 2.000%,  2/1/2051
c
690,266
3,717,127 2.500%,  2/1/2051 3,277,378
2,205,070 2.500%,  2/1/2051 1,950,410
14,463,763 2.000%,  3/1/2051 12,211,497
8,239,366 3.000%,  3/1/2052 7,510,862
9,453,830 2.000%,  4/1/2051 7,980,146
6,220,443 2.500%,  4/1/2051 5,485,206
4,801,335 3.000%,  4/1/2051 4,382,420
5,054,393 3.000%,  5/1/2050 4,654,164
1,546,207 2.000%,  5/1/2051
c
1,305,207
3,880,238 3.000%,  5/1/2051 3,587,745
2,734,516 3.000%,  6/1/2050 2,545,464
5,815,151 2.500%,  7/1/2051 5,116,982
2,220,466 3.500%,  7/1/2051 2,112,250
4,126,131 3.500%,  8/1/2050 3,928,834
3,247,219 3.500%,  9/1/2052 3,058,380
5,930,878 4.000%,  10/1/2052 5,758,365
1,604,171 2.000%,  11/1/2051
c
1,351,560
6,324,907 2.000%,  12/1/2050
c
5,352,366
9,809,039 2.500%,  12/1/2051 8,640,724
4,353,026 4.500%,  12/1/2052 4,341,845
1,800,000 5.500%,  2/1/2041
c
1,829,109
7,200,000 5.000%,  2/1/2042
c
7,226,437
5,500,000 4.500%,  2/1/2049
c,m
5,431,250
Principal
Amount Long-Term Fixed Income (21.5%) Value
Mortgage-Backed Securities (4.7%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 2,116,081 3.500%,  7/1/2061 $ 1,971,565
3,094,811 4.000%,  12/1/2061 2,986,748
Total 156,668,496
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 211,933
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 515,088
Apple, Inc.
400,000 2.650%,  2/8/2051 282,984
795,000 3.750%,  9/12/2047 697,587
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
155,673
Broadcom, Inc.
75,000 3.469%,  4/15/2034
h
62,185
457,000 3.137%,  11/15/2035
h
354,795
380,000 3.187%,  11/15/2036
h
290,566
275,000 4.926%,  5/15/2037
h
252,412
Cloud Software Group Holdings,
Inc.
131,000 6.500%,  3/31/2029
h
114,964
CommScope Technologies
Finance, LLC
267,000 6.000%,  6/15/2025
h
252,857
CommScope, Inc.
125,000 7.125%,  7/1/2028
h
97,919
Dell International, LLC/EMC
Corporation
656,000 6.020%,  6/15/2026 674,694
Fiserv, Inc.
250,000 2.250%,  6/1/2027 227,477
370,000 2.650%,  6/1/2030 322,551
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
179,600
230,000 3.750%,  10/1/2030
h
203,837
Global Payments, Inc.
342,000 5.300%,  8/15/2029 342,867
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
128,732
190,000 4.875%,  9/15/2029
h
171,596
140,000 5.250%,  7/15/2030
h
126,692
164,000 4.500%,  2/15/2031
h
140,530
KLA Corporation
343,000 3.300%,  3/1/2050 266,189
Mastercard, Inc.
275,000 3.950%,  2/26/2048 253,833
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024 280,950
Microsoft Corporation
360,000 3.041%,  3/17/2062 272,566
410,000 3.700%,  8/8/2046 371,674
Minerva Merger Sub, Inc.
164,000 6.500%,  2/15/2030
h
135,876
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
191,100
NCR Corporation
364,000 6.125%,  9/1/2029
f,h
360,360
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,105

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
Technology (0.4%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 154,000 4.300%,  6/18/2029 $ 148,098
305,000 3.250%,  5/11/2041 226,286
Open Text Corporation
175,000 4.125%,  2/15/2030
h
147,363
Oracle Corporation
228,000 6.900%,  11/9/2052 263,737
568,000 6.150%,  11/9/2029 607,109
420,000 3.850%,  7/15/2036 362,464
663,000 4.000%,  7/15/2046 525,557
PTC, Inc.
100,000 3.625%,  2/15/2025
h
95,893
60,000 4.000%,  2/15/2028
h
55,897
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
h
51,582
Seagate HDD Cayman
290,475 9.625%,  12/1/2032
h
328,916
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
h
113,746
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
h
47,352
SS&C Technologies, Inc.
377,000 5.500%,  9/30/2027
h
362,578
Texas Instruments, Inc.
315,000 4.150%,  5/15/2048 299,853
VeriSign, Inc.
150,000 4.750%,  7/15/2027 148,699
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
102,955
Visa, Inc.
457,000 2.000%,  8/15/2050 291,762
470,000 2.700%,  4/15/2040 375,744
VMware, Inc.
350,000 4.650%,  5/15/2027 346,397
335,000 2.200%,  8/15/2031 265,502
Total 13,225,682
Transportation (0.2%)
Air Canada Pass Through Trust
37,634 3.875%,  3/15/2023
h
37,501
Allegiant Travel Company
106,000 7.250%,  8/15/2027
h
103,627
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
h
37,469
American Airlines, Inc.
305,000 11.750%,  7/15/2025
h
339,482
325,000 5.500%,  4/20/2026
h
318,606
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
145,000 5.375%,  3/1/2029
f,h
129,630
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 223,171
235,000 5.750%,  5/1/2040 258,551
260,000 4.450%,  3/15/2043 248,443
CSX Corporation
270,000 3.800%,  4/15/2050 223,117
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
h
71,009
29,000 7.375%,  1/15/2026 30,184
479,000 4.750%,  10/20/2028
h
466,695
Principal
Amount Long-Term Fixed Income (21.5%) Value
Transportation (0.2%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 33,000 5.750%,  1/20/2026
h
$ 31,515
Hertz Corporation
145,000 4.625%,  12/1/2026
h
129,050
174,000 5.000%,  12/1/2029
h
142,245
Kansas City Southern
228,000 4.700%,  5/1/2048 213,421
Mileage Plus Holdings, LLC
513,900 6.500%,  6/20/2027
h
519,198
Norfolk Southern Corporation
341,000 4.450%,  3/1/2033
c
339,272
Ryder System, Inc.
228,000 2.850%,  3/1/2027 210,205
Southwest Airlines Company
608,000 2.625%,  2/10/2030 531,845
Union Pacific Corporation
455,000 2.973%,  9/16/2062 314,398
United Airlines, Inc.
129,000 4.375%,  4/15/2026
h
122,464
108,000 4.625%,  4/15/2029
h
98,508
VistaJet Malta Finance plc/XO
Management Holding, Inc.
143,000 6.375%,  2/1/2030
h
126,112
XPO Escrow Sub, LLC
141,000 7.500%,  11/15/2027
h
144,892
Total 5,410,610
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 4,010,141
370,000 4.000%,  11/15/2052 395,669
2,055,000 2.250%,  11/15/2027 1,930,977
9,775,000 3.875%,  12/31/2027 9,885,732
21,400,000 2.875%,  5/15/2028 20,630,102
5,090,000 5.250%,  11/15/2028 5,520,463
10,000,000 1.625%,  8/15/2029 8,906,250
12,370,000 1.500%,  2/15/2030 10,858,541
750,000 0.875%,  11/15/2030 619,863
9,780,000 1.375%,  11/15/2031 8,245,380
1,175,000 4.375%,  5/15/2040 1,287,038
10,800,000 1.375%,  11/15/2040 7,473,516
560,000 3.000%,  5/15/2042 500,850
374,000 4.000%,  11/15/2042 386,506
15,871,000 2.500%,  5/15/2046 12,747,017
13,950,000 2.875%,  5/15/2049 12,041,683
U.S. Treasury Notes
17,370,000 0.125%,  7/31/2023 16,976,461
8,710,000 0.125%,  8/31/2023 8,481,703
1,750,000 0.125%,  10/15/2023 1,694,014
3,345,000 0.750%,  12/31/2023 3,225,573
16,750,000 2.500%,  1/31/2024 16,385,557
18,590,000 3.000%,  6/30/2024 18,196,415
5,990,000 2.125%,  7/31/2024 5,785,264
10,000,000 1.250%,  8/31/2024 9,516,016
5,740,000 2.250%,  11/15/2024 5,538,203
6,340,000 2.125%,  11/30/2024 6,100,021
700,000 1.375%,  1/31/2025 662,648
4,625,000 0.250%,  8/31/2025 4,206,943
9,100,000 2.625%,  1/31/2026 8,787,187
9,100,000 0.500%,  2/28/2026 8,222,348
23,740,000 2.500%,  2/28/2026 22,808,019
7,450,000 0.500%,  4/30/2027 6,529,809

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.5%) Value
U.S. Government & Agencies (7.6%) -
continued
$ 1,700,000 0.750%,  1/31/2028 $ 1,479,199
Total 250,035,108
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
h
414,413
Ameren Illinois Company
390,000 4.500%,  3/15/2049 378,566
American Electric Power
Company, Inc.
196,000 2.031%,  3/15/2024 189,396
Appalachian Power Company
155,000 3.300%,  6/1/2027 148,503
Berkshire Hathaway Energy
Company
457,000 4.600%,  5/1/2053
h
429,291
265,000 4.500%,  2/1/2045 245,967
Calpine Corporation
131,000 4.500%,  2/15/2028
h
120,882
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 328,986
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 102,884
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 241,951
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 104,235
425,000 4.125%,  5/15/2049 367,686
Consumers Energy Company
475,000 4.350%,  4/15/2049 442,238
DTE Electric Company
215,000 3.700%,  3/15/2045 182,082
245,000 3.700%,  6/1/2046 202,250
DTE Energy Company
400,000 4.220%,  11/1/2024 395,337
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 356,331
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 201,634
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 254,055
Edison International
525,000 5.750%,  6/15/2027 538,235
Exelon Corporation
265,000 4.700%,  4/15/2050 250,080
459,000 4.450%,  4/15/2046 414,555
FirstEnergy Corporation
285,000 5.350%,  7/15/2047 262,913
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 146,922
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
232,729
Mississippi Power Company
310,000 3.950%,  3/30/2028 298,744
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 259,616
Principal
Amount Long-Term Fixed Income (21.5%) Value
Utilities (0.4%) - continued
NextEra Energy Operating
Partners, LP
$ 225,000 3.875%,  10/15/2026
h
$ 208,689
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 454,980
NRG Energy, Inc.
235,000 3.375%,  2/15/2029
h
194,282
342,000 4.450%,  6/15/2029
h
312,969
65,000 5.250%,  6/15/2029
h
58,663
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 333,510
252,000 4.550%,  7/1/2030 235,033
PG&E Corporation
151,000 5.000%,  7/1/2028 141,495
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 205,247
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 328,273
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 479,945
Southern California Edison
Company
320,000 4.000%,  4/1/2047 268,562
Southern Company
114,000 4.475%,  8/1/2024 112,794
249,000 3.250%,  7/1/2026 236,817
456,000 5.113%,  8/1/2027 463,870
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 163,209
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 153,728
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
220,741
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 348,150
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
h
318,749
190,000 5.000%,  7/31/2027
h
178,805
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 253,472
Total 13,182,464
Total Long-Term Fixed Income
(cost $760,853,000) 708,502,563
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
6,197,565 Thrivent Cash Management Trust 6,197,565
Total Collateral Held for
Securities Loaned
(cost $6,197,565) 6,197,565

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 11.3% ) Value
Federal Home Loan Bank Discount
Notes
10,200,000 4.170%, 2/8/2023
n,o
$ 10,191,103
800,000 4.171%, 2/10/2023
n,o
799,083
9,700,000 4.256%, 2/15/2023
n,o
9,683,086
900,000 4.260%, 2/17/2023
n,o
898,207
1,800,000 4.295%, 3/7/2023
n,o
1,792,236
1,100,000 4.460%, 3/24/2023
n,o
1,092,891
Thrivent Core Short-Term Reserve
Fund
34,870,436 4.830% 348,704,366
U.S. Treasury Bills
1,200,000 4.162%, 2/23/2023
n,p
1,196,735
100,000 4.222%, 3/23/2023
n,q
99,383
Total Short-Term Investments
(cost $374,328,382) 374,457,090
Total Investments (cost
$2,996,659,009) 100.8% $3,330,856,905
Other Assets and Liabilities, Net
(0.8%) (26,223,262)
Total Net Assets 100.0% $3,304,633,643
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $123,291,774 or
3.7% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At January 31, 2023, $29,815 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of January 31, 2023 was $350,976 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,934,315
Common Stock 4,222,411
Total lending $6,156,726
Gross amount payable upon return of
collateral for securities loaned $6,197,565
Net amounts due to counterparty $40,839
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,694,299 – 1,541,124 153,175
Capital Goods 3,982,254 – 3,843,799 138,455
Communications Services 7,252,200 – 6,794,283 457,917
Consumer Cyclical 8,759,762 – 8,759,762 –
Consumer Non-Cyclical 5,535,502 – 5,535,502 –
Energy 1,055,605 – 1,055,605 –
Financials 3,253,595 – 3,253,595 –
Technology 9,116,473 – 9,116,473 –
Transportation 2,772,115 – 2,772,115 –
Utilities 335,805 – 335,805 –
Registered Investment Companies
Unaffiliated 26,378,711 26,378,711 – –
Affiliated 1,194,804,938 1,194,804,938 – –
Common Stock
Communications Services 35,829,972 35,823,676 6,296 –
Consumer Discretionary 78,637,522 78,637,522 – –
Consumer Staples 37,883,234 37,883,234 – –
Energy 40,939,207 40,939,207 – –
Financials 112,759,795 110,940,918 1,818,877 –
Health Care 108,980,355 108,980,355 – –
Industrials 101,853,817 100,593,084 1,260,733 –
Information Technology 134,949,008 132,459,790 2,489,218 –
Materials 29,261,262 28,891,236 370,026 –
Real Estate 34,761,555 34,761,555 – –
Utilities 21,614,524 21,614,524 – –
Long-Term Fixed Income
Asset-Backed Securities 37,366,882 – 37,366,882 –
Basic Materials 5,481,818 – 5,481,818 –
Capital Goods 13,254,315 – 13,254,315 –
Collateralized Mortgage Obligations 37,568,134 – 37,568,134 –
Commercial Mortgage-Backed Securities 31,349,350 – 31,349,350 –
Communications Services 21,225,840 – 21,225,840 –
Consumer Cyclical 21,894,329 – 21,894,329 –
Consumer Non-Cyclical 21,428,701 – 21,428,701 –
Energy 18,019,556 – 18,019,556 –
Financials 61,787,334 – 61,787,334 –
Foreign Government 603,944 – 603,944 –
Mortgage-Backed Securities 156,668,496 – 156,668,496 –
Technology 13,225,682 – 13,225,682 –
Transportation 5,410,610 – 5,410,610 –
U.S. Government & Agencies 250,035,108 – 250,035,108 –
Utilities 13,182,464 – 13,182,464 –
Short-Term Investments 25,752,724 – 25,752,724 –
Subtotal Investments in Securities $2,736,666,797 $1,952,708,750 $783,208,500 $749,547
Other Investments  * Total
Affiliated Short-Term Investments 348,704,366
Affiliated Registered Investment Companies 239,288,177
Collateral Held for Securities Loaned 6,197,565
Subtotal Other Investments $594,190,108
Total Investments at Value $3,330,856,905
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,369,228 13,369,228 – –
Credit Default Swaps 908,050 – 908,050 –
Total Asset Derivatives $14,277,278 $13,369,228 $908,050 $–
Liability Derivatives
Futures Contracts 14,234,329 14,234,329 – –
Call Options Written 9,940 – – 9,940
Credit Default Swaps 197,907 – 197,907 –
Total Liability Derivatives $14,442,176 $14,234,329 $197,907 $9,940
The following table presents Moderate Allocation Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$18,663,583 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 54 March 2023 $ 6,078,549 $ 105,295
CBOT 2-Yr. U.S. Treasury Note 73 March 2023 14,957,204 55,133
CBOT 5-Yr. U.S. Treasury Note 76 March 2023 8,206,456 95,951
CBOT U.S. Long Bond 233 March 2023 29,187,537 1,073,338
CME E-mini S&P 500 Index 2,085 March 2023 415,668,605 10,713,895
CME Ultra Long Term U.S. Treasury Bond 154 March 2023 20,564,324 1,265,176
Ultra 10-Yr. U.S. Treasury Note 22 March 2023 2,606,029 60,440
Total Futures Long Contracts $ 497,268,704 $ 13,369,228
CBOT 2-Yr. U.S. Treasury Note (110) March 2023 ( $ 22,531,616) ( $ 89,713)
CME E-mini Russell 2000 Index (968) March 2023 (88,529,795) (5,337,165)
CME E-mini S&P Mid-Cap 400 Index (467) March 2023 (117,271,122) (7,086,308)
ICE mini MSCI EAFE Index (32) March 2023 (3,187,258) (203,143)
ICE US mini MSCI Emerging Markets Index (486) March 2023 (23,931,845) (1,451,935)
Ultra 10-Yr. U.S. Treasury Note (24) March 2023 (2,842,810) (66,065)
Total Futures Short Contracts ( $ 258,294,446) ($14,234,329)
Total Futures Contracts $ 238,974,258 ($865,101)
The following table presents Moderate Allocation Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (4.38) $ 98.94 February 2023 ( $ 4,320,313) ( $ 9,940) $ 18,771
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($9,940) $18,771
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

at
The following table presents Moderate Allocation Fund's swaps contracts held as of January 31, 2023. Investments totaling $1,196,735 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 2,700,000 $ – ( $ 197,907) ( $ 197,907)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (13,080,000) – 908,050 908,050
Total Credit Default Swaps $– $710,143 $710,143
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $52,770 $856 $– $59,083 7,565 1.8%
Core Emerging Markets Equity 15,143 623 – 18,626 2,114 0.6
Core International Equity 9,129 248 – 10,698 1,132 0.3
Core Low Volatility Equity 88,716 8,876 – 91,533 8,107 2.8
Core Small Cap Value 55,375 665 – 59,347 5,989 1.8
Global Stock, Class S 61,951 2,177 – 68,193 2,788 2.1
High Yield, Class S 38,588 581 – 40,439 9,839 1.2
Income, Class S 111,668 1,114 – 121,708 14,970 3.7
International Allocation, Class S 122,829 2,811 – 144,800 15,005 4.4
Large Cap Growth, Class S 228,266 16,301 – 241,982 17,689 7.3
Large Cap Value, Class S 275,378 16,910 – 295,835 10,941 8.9
Limited Maturity Bond, Class S 65,534 448 – 67,730 5,663 2.0
Mid Cap Stock, Class S 154,663 4,260 – 167,701 5,015 5.1
Small Cap Stock, Class S 42,529 3,693 – 46,418 1,596 1.4
Total Affiliated Registered Investment
Companies 1,322,539 1,434,093 43.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 313,197 272,325 236,818 348,704 34,870 10.6
Total Affiliated Short-Term Investments 313,197 348,704 10.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,624 106,435 123,861 6,198 6,198 0.2
Total Collateral Held for Securities Loaned 23,624 6,198 0.2
Total Value $1,659,360 $1,788,995
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $5,457 $– $855
Core Emerging Markets Equity – 2,860 – 624
Core International Equity – 1,321 – 248
Core Low Volatility Equity Fund – (6,059) 7,086 1,791
Core Small Cap Value – 3,307 – 665
Global Stock, Class S – 4,065 1,353 823
High Yield, Class S – 1,270 – 579
Income, Class S – 8,926 – 1,111
International Allocation, Class S – 19,160 – 2,811
Large Cap Growth, Class S – (2,585) 16,301 –
Large Cap Value, Class S – 3,547 11,880 5,029
Limited Maturity Bond, Class S – 1,748 – 448
Mid Cap Stock, Class S – 8,778 3,691 569
Small Cap Stock, Class S – 196 3,515 178
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% – – – 3,797
Total Income/Non Income Cash from Affiliated Investments $19,528
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total $– $51,991 $43,826

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 159,000
0.000%,  (LIBOR 1M +
1.750%), 9/4/2027
b,c,d
$ 158,752
Grinding Media, Inc., Term Loan
90,770
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
d,e
88,501
Hyperion Materials &
Technologies, Inc., Term Loan
80,397
9.193%,  (LIBOR 1M +
4.500%), 8/30/2028
d
79,518
INEOS US Petrochem, LLC, Term
Loan
236,400
7.320%,  (LIBOR 1M +
2.750%), 1/29/2026
b,c,d
235,632
Lummus Technology Holdings V,
LLC, Term Loan
82,978
8.070%,  (LIBOR 1M +
3.500%), 6/30/2027
d
81,111
Nouryon USA, LLC, Term Loan
282,676
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
d
279,495
Spectrum Group Buyer, Inc., Term
Loan
82,680
11.324%,  (TSFR1M +
6.500%), 5/19/2028
d
77,857
Total 1,000,866
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
129,732
6.676%,  (TSFR1M +
2.000%), 7/22/2029
d
129,307
Berry Global, Inc., Term Loan
159,000
0.000%,  (LIBOR 1M +
1.750%), 7/1/2026
b,c,d
158,548
Brookfield WEC Holdings, Inc.,
Term Loan
197,496
7.320%,  (LIBOR 1M +
2.750%), 8/1/2025
d
197,127
BW Holding, Inc., Term Loan
85,585
8.549%,  (LIBOR 1M +
4.000%), 12/14/2028
d
77,294
Charter Next Generation, Inc.,
Term Loan
93,761
8.320%,  (LIBOR 1M +
3.750%), 12/1/2027
d
93,141
Clydesdale Acquisition Holdings,
Inc., Term Loan
228,426
8.836%,  (TSFR1M +
4.175%), 4/13/2029
d
224,104
Cornerstone Building Brands, Inc.,
Term Loan
145,629
7.709%,  (LIBOR 1M +
3.250%), 4/12/2028
d
135,746
Foley Products Company, LLC,
Term Loan
82,983
9.480%,  (SOFRRATE +
4.750%), 2/16/2029
d
81,376
Ingersoll-Rand Services Company,
Term Loan
132,659
6.411%,  (LIBOR 1M +
1.750%), 2/28/2027
d
132,114
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 161,573
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
d
$ 159,957
Quikrete Holdings, Inc., Term Loan
58,848
7.195%,  (LIBOR 1M +
2.625%), 1/31/2027
d
58,466
203,463
7.570%,  (LIBOR 1M +
3.000%), 3/18/2029
d
202,561
Smyrna Ready Mix Concrete, LLC,
Term Loan
80,398
8.911%,  (TSFR1M +
4.250%), 4/1/2029
d,e
79,995
TK Elevator US Newco, Inc., Term
Loan
135,000
0.000%,  (LIBOR 6M +
3.500%), 7/31/2027
b,c,d
132,450
TransDigm, Inc., Term Loan
313,791
0.000%,  (LIBOR 3M +
2.250%), 12/9/2025
d
312,972
Vertiv Group Corporation, Term
Loan
134,656
7.119%,  (LIBOR 1M +
2.750%), 3/2/2027
d
133,983
Total 2,309,141
Communications Services (0.1%)
Altice France SA, Term Loan
275,281
8.650%,  (LIBOR 2M +
4.000%), 8/14/2026
d,e
264,958
CCI Buyer, Inc., Term Loan
106,728
8.580%,  (LIBOR 3M +
4.000%), 12/17/2027
d
104,682
Cengage Learning, Inc., Term
Loan
88,177
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
d
83,900
Charter Communications
Operating, LLC, Term Loan
332,142
6.320%,  (LIBOR 1M +
1.750%), 2/1/2027
d
330,856
Clear Channel Outdoor Holdings,
Inc., Term Loan
245,951
8.325%,  (LIBOR 1M +
3.500%), 8/21/2026
d
233,538
CMG Media Corporation, Term
Loan
251,558
8.230%,  (LIBOR 3M +
3.500%), 12/17/2026
d
238,142
Connect Finco SARL, Term Loan
81,000
0.000%,  (LIBOR 1M +
3.500%), 12/12/2026
b,c,d
80,325
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
9.119%,  (LIBOR 1M +
4.750%), 4/27/2027
d
80,177
CSC Holdings, LLC, Term Loan
264,319
6.959%,  (LIBOR 1M +
2.500%), 4/15/2027
d
244,825
DIRECTV Financing, LLC, Term
Loan
322,036
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
d
316,233

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
iHeartCommunications, Inc., Term
Loan
$ 135,200
7.570%,  (LIBOR 1M +
3.000%), 5/1/2026
d
$ 132,947
Intelsat Jackson Holdings SA,
Term Loan
165,000
0.000%,  (TSFR6M +
4.350%), 2/1/2029
b,c,d
162,273
Level 3 Financing, Inc., Term Loan
138,000
6.320%,  (LIBOR 1M +
1.750%), 3/1/2027
b,c,d
135,499
Lumen Technologies, Inc., Term
Loan
275,127
6.820%,  (LIBOR 1M +
2.250%), 3/15/2027
d
265,693
NEP Group, Inc., Term Loan
88,170
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
d
79,177
Nexstar Media, Inc., Term Loan
172,358
7.070%,  (LIBOR 1M +
2.500%), 9/18/2026
d
172,285
Playtika Holding Corporation, Term
Loan
106,728
7.320%,  (LIBOR 1M +
2.750%), 3/11/2028
b,c,d
105,686
Radiate Holdco, LLC, Term Loan
88,000
0.000%,  (LIBOR 1M +
3.250%), 9/25/2026
b,c,d
73,238
RLG Holdings, LLC, Term Loan
85,584
8.570%,  (LIBOR 1M +
4.000%), 7/8/2028
d
81,626
SBA Senior Finance II, LLC, Term
Loan
263,000
0.000%,  (LIBOR 1M +
1.750%), 4/11/2025
b,c,d
262,371
Univision Communications, Inc.,
Term Loan
158,251
7.820%,  (LIBOR 1M +
3.250%), 1/31/2029
d
155,172
UPC Financing Partnership, Term
Loan
81,000
7.384%,  (LIBOR 3M +
2.925%), 1/31/2029
d
80,777
Virgin Media Bristol, LLC, Term
Loan
200,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,c,d
198,776
Zayo Group Holdings, Inc., Term
Loan
260,000
7.570%,  (LIBOR 1M +
3.000%), 3/9/2027
d
217,589
Ziggo Financing Partnership, Term
Loan
135,000
0.000%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
133,777
Total 4,234,522
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
329,152
6.320%,  (LIBOR 1M +
1.750%), 11/19/2026
d
325,156
AlixPartners, LLP, Term Loan
94,000
0.000%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
93,778
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 329,167
8.411%,  (LIBOR 1M +
3.750%), 5/14/2028
d
$ 316,948
Alterra Mountain Company, Term
Loan
103,737
8.070%,  (LIBOR 1M +
3.500%), 8/17/2028
d
103,348
Amentum Government Services
Holdings, LLC, Term  Loan
132,667
0.000%,  (TSFR1M +
4.000%), 2/15/2029
b,c,d
130,511
Arches Buyer, Inc., Term Loan
57,000
7.820%,  (LIBOR 1M +
3.250%), 12/6/2027
d
54,970
Caesars Entertainment, Inc., Term
Loan
207,000
0.000%,  (TSFR1M +
3.350%), 1/25/2030
b,c,d
206,712
Caesars Resort Collection, LLC,
Term Loan
235,404
7.320%,  (LIBOR 1W +
2.750%), 12/22/2024
b,c,d
235,093
87,152
8.070%,  (LIBOR 1W +
3.500%), 7/20/2025
d
87,084
Carnival Corporation, Term Loan
167,002
7.570%,  (LIBOR 1M +
3.000%), 6/30/2025
d
164,140
94,761
7.820%,  (LIBOR 1M +
3.250%), 10/18/2028
d
92,392
Clarios Global, LP, Term Loan
213,000
7.820%,  (LIBOR 1M +
3.250%), 4/30/2026
d
211,973
Crocs, Inc., Term Loan
135,000
0.000%,  (TSFR1M +
3.600%), 2/19/2029
b,c,d
134,029
Cushman & Wakefield US
Borrower, LLC, Term Loan
118,726
7.320%,  (LIBOR 1M +
2.750%), 8/21/2025
d
118,133
Delta 2 Lux SARL, Term Loan
195,000
7.811%,  (TSFR1M +
3.250%), 1/15/2030
d
195,447
Fertitta Entertainment, LLC/NV,
Term Loan
80,796
8.561%,  (TSFR1M +
4.000%), 1/27/2029
d
79,775
First Brands Group, LLC, Term
Loan
105,000
0.000%,  (TSFR6M +
5.115%), 3/30/2027
b,c,d
102,533
Go Daddy Operating Company,
LLC, Term Loan
130,000
7.811%,  (TSFR1M +
3.250%), 11/10/2029
d
130,342
Great Outdoors Group, LLC, Term
Loan
184,533
8.320%,  (LIBOR 1M +
3.750%), 3/5/2028
d
181,165
Harbor Freight Tools USA, Inc.,
Term Loan
163,582
7.320%,  (LIBOR 1M +
2.750%), 10/19/2027
b,c,d
161,144

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Hilton Worldwide Finance, LLC,
Term Loan
$ 198,000
6.380%,  (LIBOR 1M +
1.750%), 6/21/2026
d
$ 197,657
IRB Holding Corporation, Term
Loan
190,000
0.000%,  (TSFR1M +
3.100%), 12/15/2027
b,c,d
187,863
Petco Health & Wellness
Company, Inc., Term Loan
87,000
7.835%,  (LIBOR 3M +
3.250%), 3/4/2028
d
86,013
PetSmart, LLC, Term Loan
259,341
8.411%,  (LIBOR 1M +
3.750%), 2/12/2028
d
257,235
Pilot Travel Centers, LLC, Term
Loan
222,303
6.661%,  (TSFR1M +
2.000%), 8/6/2028
d
221,687
Prime Security Services Borrower,
LLC, Term Loan
269,315
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
d
268,951
Scientific Games Holdings, LP,
Term Loan
134,662
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,c,d
132,291
Scientific Games International,
Inc., Term Loan
199,499
7.578%,  (TSFR1M +
3.000%), 4/14/2029
d
198,751
Staples, Inc., Term Loan
84,706
8.940%,  (LIBOR 3M +
4.500%), 9/12/2024
d
84,251
127,757
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
d
119,379
Stars Group Holdings BV, Term
Loan
77,803
6.980%,  (LIBOR 3M +
2.250%), 7/21/2026
d
77,626
UFC Holdings, LLC, Term Loan
130,274
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b,c,d
129,500
Total 5,085,877
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
212,681
8.147%,  (TSFR1M +
3.750%), 7/30/2028
d
207,630
Alltech, Inc., Term Loan
80,396
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
d
77,256
Bausch + Lomb Corporation, Term
Loan
207,479
7.842%,  (TSFR1M +
3.250%), 5/10/2027
d
201,740
Chobani, LLC, Term Loan
82,988
8.070%,  (LIBOR 1M +
3.500%), 10/23/2027
d
82,443
DaVita, Inc., Term Loan
67,825
6.320%,  (LIBOR 1M +
1.750%), 8/12/2026
d
66,977
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 105,353
6.119%,  (LIBOR 1M +
1.750%), 8/1/2027
d
$ 103,641
Froneri U.S., Inc., Term Loan
203,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
200,834
Gainwell Acquisition Corporation,
Term Loan
355,294
8.730%,  (LIBOR 3M +
4.000%), 10/1/2027
d
346,383
Global Medical Response, Inc.,
Term Loan
49,549
8.651%,  (LIBOR 1M +
4.250%), 10/2/2025
d
36,542
ICON Luxembourg SARL, Term
Loan
250,334
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
250,241
Jazz Financing Lux SARL, Term
Loan
262,262
8.070%,  (LIBOR 1M +
3.500%), 5/5/2028
d
261,892
LifePoint Health, Inc., Term Loan
114,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
110,612
Medline Borrower, LP, Term Loan
479,791
7.820%,  (LIBOR 1M +
3.250%), 10/21/2028
b,c,d
465,331
Naked Juice, LLC, Term Loan
95,759
7.830%,  (LIBOR 3M +
3.250%), 1/24/2029
d
87,877
Organon & Company, Term Loan
263,000
7.750%,  (LIBOR 3M +
3.000%), 6/2/2028
d
262,200
Phoenix Newco, Inc., Term Loan
108,726
0.000%,  (LIBOR 3M +
3.250%), 11/15/2028
d
107,750
PRA Health Sciences, Inc., Term
Loan
62,371
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
62,348
Reynolds Consumer Products,
LLC, Term Loan
159,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
158,623
Select Medical Corporation, Term
Loan
133,000
7.070%,  (LIBOR 1M +
2.500%), 3/6/2025
d
132,113
Total 3,222,433
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
133,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
132,959
CQP Holdco, LP, Term Loan
269,317
8.480%,  (LIBOR 3M +
3.750%), 6/4/2028
d
269,586
GIP II Blue Holding, LP, Term Loan
76,604
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
d
76,437

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Energy (<0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 78,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,c,d
$ 77,103
Oryx Midstream Services Permian
Basin, LLC, Term Loan
62,000
0.000%,  (LIBOR 3M +
3.250%), 10/5/2028
b,c,d
61,767
Total 617,852
Financials (0.1%)
Acrisure, LLC, Term Loan
124,679
8.070%,  (LIBOR 1M +
3.500%), 2/15/2027
d
120,024
Alliant Holdings Intermediate, LLC,
Term Loan
52,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,c,d
51,924
AmWINS Group, Inc., Term Loan
199,491
6.820%,  (LIBOR 1M +
2.250%), 2/19/2028
d
198,099
Asurion, LLC, Term Loan
161,239
7.820%,  (LIBOR 1M +
3.250%), 12/23/2026
d
153,933
108,075
7.820%,  (LIBOR 1M +
3.250%), 7/31/2027
d
101,917
Deerfield Dakota Holding, LLC,
Term Loan
54,859
8.311%,  (LIBOR 1M +
3.750%), 4/9/2027
d
52,978
Edelman Financial Engines Center,
LLC, Term Loan
54,861
8.070%,  (LIBOR 1M +
3.500%), 4/7/2028
d
53,668
First Eagle Holdings, Inc., Term
Loan
54,855
7.230%,  (LIBOR 3M +
2.500%), 2/2/2027
d
54,443
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,729
6.320%,  (LIBOR 1M +
1.750%), 4/30/2028
d
106,312
Focus Financial Partners, LLC,
Term Loan
90,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
89,928
Howden Group Holdings, Ltd.,
Term Loan
54,860
7.875%,  (LIBOR 1M +
3.250%), 11/12/2027
d
54,703
HUB International, Ltd., Term Loan
226,000
0.000%,  (LIBOR 3M +
3.000%), 4/25/2025
b,c,d
225,607
Hudson River Trading, LLC, Term
Loan
57,000
0.000%,  (TSFR1M +
3.100%), 3/18/2028
b,c,d
55,266
Jane Street Group, LLC, Term
Loan
106,728
7.320%,  (LIBOR 1M +
2.750%), 1/26/2028
d
106,277
Trans Union, LLC, Term Loan
182,633
6.820%,  (LIBOR 1M +
2.250%), 12/1/2028
d
182,134
Principal
Amount Bank Loans (0.7%)
a
Value
Financials (0.1%) - continued
USI, Inc./NY, Term Loan
$ 198,000
0.000%,  (TSFR1M +
3.750%), 11/22/2029
b,c,d
$ 197,950
VFH Parent, LLC, Term Loan
80,190
7.612%,  (TSFR1M +
3.000%), 1/13/2029
d
79,589
Total 1,884,752
Technology (0.1%)
AthenaHealth Group, Inc., Delayed
Draw
31,322
0.000%,  (LIBOR 1M +
3.500%), 2/15/2029
b,c,d
29,626
AthenaHealth Group, Inc., Term
Loan
255,610
8.012%,  (PRIME + 3.500%),
2/15/2029
d
241,764
Boxer Parent Company, Inc., Term
Loan
202,407
8.320%,  (LIBOR 1M +
3.750%), 10/2/2025
d
198,639
Central Parent, Inc., Term Loan
237,000
0.000%,  (TSFR3M +
4.500%), 7/6/2029
b,c,d
236,334
Coherent Corporation, Term Loan
130,292
7.320%,  (LIBOR 1M +
2.750%), 7/1/2029
d
129,681
CommScope, Inc., Term Loan
241,177
7.820%,  (LIBOR 1M +
3.250%), 4/4/2026
d
235,810
CoreLogic, Inc., Term Loan
107,000
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c,d
90,571
Cornerstone OnDemand, Inc.,
Term Loan
145,633
8.320%,  (LIBOR 1M +
3.750%), 10/15/2028
d
133,800
Dcert Buyer, Inc., Term Loan
160,587
8.696%,  (LIBOR 6M +
4.000%), 10/16/2026
d
158,530
Dun & Bradstreet Corporation,
Term Loan
158,584
7.767%,  (LIBOR 1M +
3.250%), 2/8/2026
d
158,159
Entegris, Inc., Term Loan
130,000
7.595%,  (TSFR1M +
3.000%), 7/6/2029
d
130,407
Gen Digital, Inc., Term Loan
160,347
6.661%,  (TSFR1M +
2.000%), 9/12/2029
d
159,879
Genesys Cloud Services Holdings
II, LLC, Term Loan
132,770
8.570%,  (LIBOR 1M +
4.000%), 12/1/2027
d
130,198
Hyland Software, Inc., Term Loan
132,654
8.070%,  (LIBOR 1M +
3.500%), 7/1/2024
d
132,187
Informatica, LLC, Term Loan
132,666
7.375%,  (LIBOR 1M +
2.750%), 10/29/2028
d
132,209
Ingram Micro, Inc., Term Loan
132,663
8.230%,  (LIBOR 3M +
3.500%), 7/2/2028
d
132,056

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
Magenta Buyer, LLC, Term Loan
$ 142,639
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
d
$ 124,375
McAfee Corporation, Term Loan
272,316
8.247%,  (TSFR1M +
3.750%), 3/1/2029
d
256,489
Mitchell International, Inc., Term
Loan
165,583
8.415%,  (LIBOR 3M +
3.750%), 10/15/2028
d
157,787
MKS Instruments, Inc., Term Loan
238,402
7.362%,  (TSFR1M +
2.750%), 8/17/2029
d
237,721
Open Text Corporation, Term Loan
205,000
0.000%,  (TSFR1M +
3.600%), 11/16/2029
b,c,d
204,539
Peraton Corporation, Term Loan
412,394
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
d
409,816
Polaris Newco, LLC, Term Loan
238,396
8.730%,  (LIBOR 2M +
4.000%), 6/4/2028
b,c,d
226,253
Proofpoint, Inc., Term Loan
176,554
7.985%,  (LIBOR 3M +
3.250%), 8/31/2028
d
172,940
Rackspace Technology Global,
Inc., Term Loan
91,890
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
d
57,479
RealPage, Inc., Term Loan
134,659
7.570%,  (LIBOR 1M +
3.000%), 4/22/2028
d
131,142
SS&C Technologies, Inc., Term
Loan
23,566
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
23,507
22,906
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
22,849
80,276
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
80,075
Tempo Acquisition, LLC, Term
Loan
129,673
7.561%,  (TSFR1M +
3.000%), 8/31/2028
d
129,754
TIBCO Software, Inc., Term Loan
143,000
0.000%,  (TSFR3M +
4.600%), 3/30/2029
b,c,d
131,739
UKG, Inc., Term Loan
282,287
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b,c,d
277,384
Verscend Holding Corporation,
Term Loan
194,249
8.570%,  (LIBOR 1M +
4.000%), 8/27/2025
d
193,693
Total 5,267,392
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
319,800
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
d
328,144
Air Canada, Term Loan
251,072
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
d
250,667
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (0.1%) - continued
Brown Group Holding, LLC, Term
Loan
$ 107,000
0.000%,  (LIBOR 1M +
2.500%), 6/7/2028
b,c,d
$ 106,381
Genesee & Wyoming, Inc., Term
Loan
134,654
6.730%,  (LIBOR 3M +
2.000%), 12/30/2026
d
134,359
Mileage Plus Holdings, LLC, Term
Loan
148,500
9.996%,  (LIBOR 3M +
5.250%), 6/20/2027
d
154,663
SkyMiles IP, Ltd., Term Loan
266,950
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
d
275,794
United Airlines, Inc., Term Loan
221,810
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
d
221,314
XPO, Inc., Term Loan
133,000
6.134%,  (LIBOR 3M +
1.750%), 2/23/2025
d
132,480
Total 1,603,802
Utilities (<0.1%)
PG&E Corporation, Term Loan
194,103
7.625%,  (LIBOR 1M +
3.000%), 6/23/2025
d
193,714
Total 193,714
Total Bank Loans
(cost $25,411,888) 25,420,351
Shares
Registered Investment
Companies ( 52.6% ) Value
Unaffiliated  (0.8%)
4,778 Energy Select Sector SPDR Fund 429,686
7,711 Invesco QQQ Trust Series 1 2,271,815
4,159 Materials Select Sector SPDR
Fund 352,059
12,540 SPDR Bloomberg High Yield Bond
ETF
f
1,174,120
62,890 SPDR S&P 500 ETF Trust 25,563,527
13,009 SPDR S&P Biotech ETF
g
1,156,500
7,389 SPDR S&P Oil & Gas Exploration
ETF 1,041,627
Total 31,989,334
Affiliated  (51.8%)
4,381,264 Thrivent Core Emerging Markets
Debt Fund 34,217,670
7,214,053 Thrivent Core Emerging Markets
Equity Fund 63,555,808
7,553,235 Thrivent Core International Equity
Fund 71,378,074
11,745,784 Thrivent Core Low Volatility Equity
Fund 132,609,904
7,135,078 Thrivent Core Small Cap Value
Fund 70,708,627
7,127,937 Thrivent Global Stock Fund, Class
S 174,349,329
5,623,982 Thrivent High Yield Fund, Class S 23,114,567
8,282,301 Thrivent Income Fund, Class S 67,335,105
27,988,330 Thrivent International Allocation
Fund, Class S 270,087,386

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (52.6%) Value
Affiliated  (51.8%)- continued
22,471,359 Thrivent Large Cap Growth Fund,
Class S $ 307,408,189
12,850,841 Thrivent Large Cap Value Fund,
Class S 347,486,728
3,155,053 Thrivent Limited Maturity Bond
Fund, Class S 37,734,432
7,696,981 Thrivent Mid Cap Stock Fund,
Class S 257,387,053
2,458,729 Thrivent Small Cap Stock Fund,
Class S 71,499,826
Total 1,928,872,698
Total Registered Investment
Companies (cost $1,616,153,905) 1,960,862,032
Shares Common Stock ( 24.9% ) Value
Communications Services (1.0%)
21,250 Alphabet, Inc., Class A
g
2,100,350
90,576 Alphabet, Inc., Class C
g
9,045,825
6,718 AMC Networks, Inc.
g
124,350
47 Cable One, Inc. 37,124
153,294 Comcast Corporation 6,032,119
21,699 DISH Network Corporation
g
312,249
469 Electronic Arts, Inc. 60,351
13,709 Emerald Holding, Inc.
g
54,699
1,660 EverQuote, Inc.
g
25,896
4,180 Interpublic Group of Companies,
Inc. 152,403
679 Liberty Broadband Corporation,
Class C
g
60,961
23,063 Liberty Global plc, Class A
g
500,236
2,690 Liberty Latin America, Ltd.
g
26,470
3,178 Live Nation Entertainment, Inc.
g
255,797
2,374 Match Group, Inc.
g
128,481
17,352 Meta Platforms, Inc.
g
2,584,927
2,040 Netflix, Inc.
g
721,874
5,471 New York Times Company 190,610
3,463 Omnicom Group, Inc. 297,783
178,016 QuinStreet, Inc.
g
2,728,985
1,029 ROBLOX Corporation
g
38,289
782 SciPlay Corporation
g
13,286
4,813 Snap, Inc.
g
55,638
2,364 Telephone & Data Systems, Inc. 31,607
2,778 Trade Desk, Inc.
g
140,845
2,766 Tripadvisor, Inc.
g
64,448
52,429 Verizon Communications, Inc. 2,179,474
36,209 Walt Disney Company
g
3,928,314
95,506 Warner Bros. Discovery, Inc.
g
1,415,399
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
3,861
402 Yelp, Inc.
g
12,667
29,976 Ziff Davis, Inc.
g
2,682,253
4,056 ZipRecruiter, Inc.
g
79,660
46,461 ZoomInfo Technologies, Inc.
g
1,311,594
Total 37,398,825
Consumer Discretionary (2.7%)
11,671 2U, Inc.
g
100,721
61,622 Amazon.com, Inc.
g
6,355,077
2,229 American Axle & Manufacturing
Holdings, Inc.
g
19,771
29,869 Aptiv plc
g
3,377,885
15,053 Autoliv, Inc. 1,386,682
85 AutoNation, Inc.
g
10,771
Shares Common Stock (24.9%) Value
Consumer Discretionary (2.7%) - continued
3,386 Beazer Homes USA, Inc.
g
$ 55,429
3,202 Best Buy Company, Inc. 284,081
7,219 Bloomin' Brands, Inc. 175,061
2,036 Booking Holdings, Inc.
g
4,955,828
1,237 Boyd Gaming Corporation 77,077
2,588 Brunswick Corporation 218,246
1,767 Buckle, Inc. 77,748
7,431 Burlington Stores, Inc.
g
1,707,867
4,539 Carnival Corporation
g
49,112
22,779 Cedar Fair, LP 955,351
7,476 Cheesecake Factory, Inc. 293,433
1,490 Chegg, Inc.
g
30,932
8,658 Chico's FAS, Inc.
g
45,628
2,118 Chipotle Mexican Grill, Inc.
g
3,487,033
1,152 Chuy's Holdings, Inc.
g
39,433
145,021 Clarus Corporation 1,457,461
235 Columbia Sportswear Company 22,536
6,370 Container Store Group, Inc.
g
33,188
130,131 Cooper-Standard Holdings, Inc.
g
2,174,489
10,265 Culp, Inc. 53,378
18,228 D.R. Horton, Inc. 1,798,921
2,316 Darden Restaurants, Inc. 342,698
13,401 Designer Brands, Inc. 138,164
273 Dollar Tree, Inc.
g
40,999
2,482 Dorman Products, Inc.
g
240,903
4,895 Duolingo, Inc.
g
467,424
4,582 eBay, Inc. 226,809
292,222 Everi Holdings, Inc.
g
5,075,896
2,911 Expedia Group, Inc.
g
332,727
20,959 Five Below, Inc.
g
4,131,648
31,265 Foot Locker, Inc. 1,360,340
62,076 Ford Motor Company 838,647
2,577 Fox Factory Holding Corporation
g
304,318
26,733 Gap, Inc. 362,767
1,127 Garmin, Ltd. 111,438
54,472 General Motors Company 2,141,839
16,160 Gentex Corporation 476,882
294 Genuine Parts Company 49,339
20,472 Goodyear Tire & Rubber
Company
g
230,310
9,252 Grand Canyon Education, Inc.
g
1,078,413
1,761 H&R Block, Inc. 68,644
11,649 Harley-Davidson, Inc. 536,203
255 Hasbro, Inc. 15,088
788 Hibbet, Inc. 52,292
2,511 Hilton Worldwide Holdings, Inc. 364,321
15,574 Home Depot, Inc. 5,048,624
6,108 Hyatt Hotels Corporation
g
666,505
1,973 KB Home 75,862
14,344 Kohl's Corporation 464,315
602 Kura Sushi USA, Inc.
g
37,408
4,269 La-Z-Boy, Inc. 121,368
6,596 Lear Corporation 961,565
1,371 Lennar Corporation 140,390
9,760 Lithia Motors, Inc. 2,568,832
12,795 Lowe's Companies, Inc. 2,664,559
2,197 Lululemon Athletica, Inc.
g
674,215
12,404 Macy's, Inc. 293,106
200 Marriott Vacations Worldwide
Corporation 32,008
8,702 McDonald's Corporation 2,326,915
4,665 Modine Manufacturing Company
g
111,447
9,511 Mohawk Industries, Inc.
g
1,141,891
29,109 Newell Brands, Inc. 464,580
6,471 NIKE, Inc. 823,952

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Consumer Discretionary (2.7%) - continued
36,559 Nordstrom, Inc.
f
$ 714,363
563 NVR, Inc.
g
2,967,010
90 O'Reilly Automotive, Inc.
g
71,311
37,953 Papa John's International, Inc. 3,404,005
4,246 Patrick Industries, Inc. 301,339
3,196 PENN Entertainment, Inc.
g
113,298
45,216 Planet Fitness, Inc.
g
3,827,534
7,562 Playa Hotels and Resorts NV
g
57,320
6,351 Polaris, Inc. 729,349
5,926 PVH Corporation 532,747
4,053 Ross Stores, Inc. 479,024
1,132 Royal Caribbean Cruises, Ltd.
g
73,512
4,754 Ruth's Hospitality Group, Inc. 82,292
2,526 Six Flags Entertainment
Corporation
g
67,823
34,244 Skyline Champion Corporation
g
2,018,684
19,807 Sleep Number Corporation
g
680,965
51,367 Sonos, Inc.
g
947,207
18,543 Sony Group Corporation ADR 1,658,857
34,705 Stoneridge, Inc.
g
855,825
1,034 Taylor Morrison Home Corporation
g
37,017
14,586 Tesla, Inc.
g
2,526,587
3,203 Texas Roadhouse, Inc. 321,677
222,467 ThredUp, Inc.
g
384,868
734 TopBuild Corporation
g
146,844
10,918 Travel + Leisure Company 462,596
1,070 TravelCenters of America, Inc.
g
48,706
8,832 Ulta Beauty, Inc.
g
4,539,295
134 Vail Resorts, Inc. 35,154
1,404 VF Corporation 43,440
3,643 Visteon Corporation
g
569,547
11,817 Wendy's Company 263,519
12,774 Wingstop, Inc. 2,024,296
16,005 Wyndham Hotels & Resorts, Inc. 1,240,548
47,691 Xometry, Inc.
f,g
1,670,139
36,975 Zumiez, Inc.
g
955,064
Total 101,700,552
Consumer Staples (1.2%)
32,130 Archer-Daniels-Midland Company 2,661,970
3,308 BJ's Wholesale Club Holdings,
Inc.
g
239,731
3,089 Bunge, Ltd. 306,120
2,110 Cal-Maine Foods, Inc. 120,734
10,497 Casey's General Stores, Inc. 2,476,347
33,196 Celsius Holdings, Inc.
g
3,330,223
5,906 Coca-Cola Company 362,156
2,507 Costco Wholesale Corporation 1,281,428
70,410 Coty, Inc.
g
701,284
1,174 Darling Ingredients, Inc.
g
77,824
58,359 e.l.f. Beauty, Inc.
g
3,358,560
9,586 Estee Lauder Companies, Inc. 2,656,089
22,978 Flowers Foods, Inc. 636,261
203 Hershey Company 45,594
904 Ingredion, Inc. 92,931
18,256 John B. Sanfilippo & Son, Inc. 1,542,815
6,015 Kraft Heinz Company 243,788
11,577 Kroger Company 516,681
44,193 Lamb Weston Holdings, Inc. 4,414,439
3,528 Lancaster Colony Corporation 677,058
688 McCormick & Company, Inc. 51,683
18,519 Mondelez International, Inc. 1,211,883
729 PepsiCo, Inc. 124,674
6,286 Performance Food Group
Company
g
385,458
Shares Common Stock (24.9%) Value
Consumer Staples (1.2%) - continued
36,041 Philip Morris International, Inc. $ 3,756,914
6,265 Post Holdings, Inc.
g
594,862
88,301 Primo Water Corporation 1,381,911
12,730 Procter & Gamble Company 1,812,497
278 Seneca Foods Corporation
g
17,375
3,481 Sprouts Farmers Markets, Inc.
g
111,218
15,763 Sysco Corporation 1,221,002
86,430 Turning Point Brands, Inc. 2,006,040
1,943 Tyson Foods, Inc. 127,752
4,670 US Foods Holding Corporation
g
178,067
47,012 Walmart, Inc. 6,763,616
Total 45,486,985
Energy (1.3%)
18,907 Antero Midstream Corporation 206,086
872 APA Corporation 38,656
20,377 Archrock, Inc. 201,936
3,167 Baker Hughes Company 100,521
48,911 BP plc ADR 1,772,046
1,234 Cactus, Inc. 66,772
3,488 California Resources Corporation 149,042
5,880 Callon Petroleum Company
g
250,194
15,324 ChampionX Corporation 505,998
462 Cheniere Energy, Inc. 70,589
3,738 Chevron Corporation 650,487
342 Civitas Resources, Inc. 22,760
36,872 Clean Energy Fuels Corporation
g
208,695
2,142 Comstock Resources, Inc. 26,025
23,790 ConocoPhillips 2,899,287
51,498 Devon Energy Corporation 3,256,734
71,667 Enterprise Products Partners, LP 1,834,675
2,038 EOG Resources, Inc. 269,525
29,826 EQT Corporation 974,415
59,391 Exxon Mobil Corporation 6,889,950
11,239 Green Plains, Inc.
g
390,780
128 Gulfport Energy Corporation
g
8,723
69,280 Halliburton Company 2,855,722
1,705 Helmerich & Payne, Inc. 82,590
3,841 HF Sinclair Corporation 218,553
9,739 International Seaways, Inc. 378,263
46,998 Liberty Energy, Inc. 743,978
5,198 Magnolia Oil & Gas Corporation 122,725
6,762 Marathon Oil Corporation 185,752
25,324 Marathon Petroleum Corporation 3,254,640
39,754 Matador Resources Company 2,630,125
7,135 NexTier Oilfield Solutions, Inc.
g
67,212
115,331 NOV, Inc. 2,818,690
16,996 Par Pacific Holdings, Inc.
g
454,303
4,592 Patterson-UTI Energy, Inc. 77,146
15,278 PBF Energy, Inc. 641,523
7,276 Phillips 66 729,565
8,733 Pioneer Natural Resources
Company 2,011,647
61,850 ProPetro Holding Corporation
g
615,407
843 Range Resources Corporation 21,092
1,015 Schlumberger, Ltd. 57,835
2,178 Select Energy Services, Inc. 19,123
12,046 SM Energy Company 395,952
2,993 Solaris Oilfield Infrastructure, Inc. 31,696
4,160 Southwestern Energy Company
g
22,963
78,383 Talos Energy, Inc.
g
1,552,767
2,894 Technip Energies NV ADR 55,963
281,908 TechnipFMC plc
g
3,915,702
16,517 U.S. Silica Holdings, Inc.
g
202,168
5,466 Valero Energy Corporation 765,404

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Energy (1.3%) - continued
10,276 Viper Energy Partners, LP $ 326,263
65,027 Williams Companies, Inc. 2,096,470
Total 48,145,135
Financials (3.8%)
40,984 AGNC Investment Corporation 475,414
3,993 Allstate Corporation 512,981
42,638 Ally Financial, Inc. 1,385,309
5,324 Ambac Financial Group, Inc.
g
88,698
3,418 American Express Company 597,911
5,229 American Financial Group, Inc. 745,603
1,435 Ameriprise Financial, Inc. 502,422
6,720 Annaly Capital Management, Inc. 157,718
71 Apollo Global Management, Inc. 5,025
12,726 Arch Capital Group, Ltd.
g
818,918
12,001 Arthur J. Gallagher & Company 2,348,836
1,425 Assurant, Inc. 188,941
5,558 Assured Guaranty, Ltd. 347,931
6,231 Banc of California, Inc. 108,544
81,615 Bank of America Corporation 2,895,700
808 Bank of Marin Bancorp 24,620
23,814 Bank of N.T. Butterfield & Son, Ltd. 761,095
10,904 Bank of New York Mellon
Corporation 551,415
10,198 BankFinancial Corporation 102,898
1,226 BayCom Corporation 24,655
2,062 BCB Bancorp, Inc. 37,095
13,011 Berkshire Hathaway, Inc.
g
4,053,187
2,384 BlackRock, Inc. 1,809,957
888 Bread Financial Holdings, Inc. 36,435
55,646 Bridgewater Bancshares, Inc.
g
865,852
11,000 Brighthouse Financial, Inc.
g
618,970
1,353 Brookline Bancorp, Inc. 17,697
45,925 Byline Bancorp, Inc. 1,138,940
16,280 Capital One Financial Corporation 1,937,320
73,193 Carlyle Group, Inc. 2,632,752
5,866 Cboe Global Markets, Inc. 720,814
48,300 Central Pacific Financial
Corporation 1,091,580
21,183 Charles Schwab Corporation 1,639,988
8,337 Chimera Investment Corporation 60,777
11,513 Chubb, Ltd. 2,619,092
61,306 Citigroup, Inc. 3,201,399
1,413 Citizens Financial Group, Inc. 61,211
618 CNB Financial Corporation 14,906
136,134 Columbia Banking System, Inc. 4,207,902
16,670 Comerica, Inc. 1,222,078
11,269 Community Trust Bancorp, Inc. 485,469
8,398 ConnectOne Bancorp, Inc. 199,620
93 CrossFirst Bankshares, Inc.
g
1,256
49,072 Customers Bancorp, Inc.
g
1,490,317
10,485 Discover Financial Services 1,223,914
4,317 East West Bancorp, Inc. 338,971
8,833 Ellington Residential Mortgage
REIT 69,869
7,470 Enova International, Inc.
g
341,006
24,483 Enterprise Financial Services
Corporation 1,305,434
70,472 Equitable Holdings, Inc. 2,260,037
1,362 Equity Bancshares, Inc. 40,656
3,411 Essent Group, Ltd. 150,186
1,766 Farmers National Banc
Corporation 25,395
19,551 Federated Hermes, Inc. 768,354
12,175 Financial Institutions, Inc. 300,844
Shares Common Stock (24.9%) Value
Financials (3.8%) - continued
9,930 First Financial Corporation $ 446,056
4,282 First Foundation, Inc. 66,499
1,117 First Mid-Illinois Bancshares, Inc. 35,889
4,239 First of Long Island Corporation 74,861
2,373 First Republic Bank 334,308
652 FirstCash Holdings, Inc. 60,101
16,447 Flushing Financial Corporation 315,618
19,898 Genworth Financial, Inc.
g
109,837
13,551 Glacier Bancorp, Inc. 617,790
1,286 Global Life, Inc. 155,413
10,016 Great Southern Bancorp, Inc. 585,335
5,795 Green Dot Corporation
g
104,774
20,431 Hamilton Lane, Inc. 1,590,758
8,169 Hancock Whitney Corporation 420,540
40,407 Hanmi Financial Corporation 941,079
12,538 Hanover Insurance Group, Inc. 1,687,364
4,166 Hartford Financial Services Group,
Inc. 323,323
38,702 Heartland Financial USA, Inc. 1,914,588
8,972 HomeStreet, Inc. 247,358
13,090 Hometrust Bancshares, Inc. 353,430
197,853 Hope Bancorp, Inc. 2,550,325
8,227 Horizon Bancorp, Inc. 128,670
35,726 Houlihan Lokey, Inc. 3,539,375
26,493 Independent Bank Corporation 587,350
3,841 Interactive Brokers Group, Inc. 307,050
16,128 Intercontinental Exchange, Inc. 1,734,566
9,449 Invesco Mortgage Capital, Inc. 138,806
10,101 Invesco, Ltd. 186,970
30,134 J.P. Morgan Chase & Company 4,217,555
20,418 Kinsale Capital Group, Inc. 5,685,188
1,315 KKR & Company, Inc. 73,390
7,334 M&T Bank Corporation 1,144,104
235 Marsh & McLennan Companies,
Inc. 41,104
1,373 Metropolitan Bank Holding
Corporation
g
81,529
26,554 MFA Financial, Inc. 315,727
80,609 MGIC Investment Corporation 1,138,199
18,608 Midland States Bancorp, Inc. 474,132
24,326 MidWestOne Financial Group, Inc. 757,755
8,368 Moody's Corporation 2,700,772
15,317 Morgan Stanley 1,490,804
6,954 Mr. Cooper Group, Inc.
g
319,814
5,017 MSCI, Inc. 2,666,837
52,416 Nasdaq, Inc. 3,154,919
179,864 New York Community Bancorp,
Inc. 1,796,841
33,758 NMI Holdings, Inc.
g
784,198
21,908 OceanFirst Financial Corporation 524,039
3,857 OFG Bancorp 109,192
29,315 Old Republic International
Corporation 773,623
21,573 OneMain Holdings, Inc. 930,659
56,132 PacWest Bancorp 1,552,611
2,910 Pathward Financial, Inc. 144,394
603 PCB Bancorp 11,198
615 Peapack-Gladstone Financial
Corporation 22,810
277 PennyMac Financial Services, Inc. 18,675
32,897 Popular, Inc. 2,258,050
1,165 Primerica, Inc. 188,439
5,062 Principal Financial Group, Inc. 468,488
4,942 Prosperity Bancshares, Inc. 374,900
2,329 Prudential Financial, Inc. 244,405
738 QCR Holdings, Inc. 38,789

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Financials (3.8%) - continued
95,735 Radian Group, Inc. $ 2,115,744
12,509 Raymond James Financial, Inc. 1,410,640
53 Reinsurance Group of America,
Inc. 8,044
549 RenaissanceRe Holdings, Ltd. 107,434
85,231 Rithm Capital Corporation 802,024
28,961 RLI Corporation 3,835,884
2,170 S&P Global, Inc. 813,620
1,587 S&T Bancorp, Inc. 57,735
58,942 Seacoast Banking Corporation of
Florida 1,892,628
994 Signature Bank 128,176
12,905 Silvergate Capital Corporation
f,g
183,767
23,571 State Street Corporation 2,152,739
463 SVB Financial Group
g
140,030
61,159 Synchrony Financial 2,246,370
5,651 Synovus Financial Corporation 237,059
1,802 T. Rowe Price Group, Inc. 209,879
3,768 Territorial Bancorp, Inc. 90,507
12,240 TPG RE Finance Trust, Inc. 106,610
16,746 Tradeweb Markets, Inc. 1,248,247
56,454 Triumph Financial, Inc.
g
3,146,181
33,115 Truist Financial Corporation 1,635,550
13,218 TrustCo Bank Corporation NY 474,658
8,611 Two Harbors Investment
Corporation 154,481
30,749 Umpqua Holdings Corporation 559,632
2,658 Univest Financial Corporation 72,165
33,372 Unum Group 1,402,625
18,356 Virtu Financial, Inc. 354,454
2,241 W.R. Berkley Corporation 157,184
588 Walker & Dunlop, Inc. 56,083
1,225 Washington Federal, Inc. 43,439
57,494 Wells Fargo & Company 2,694,744
68,852 Western Alliance Bancorp 5,189,375
2,200 Western Asset Mortgage Capital
Corporation 24,794
137 Willis Towers Watson plc 34,824
1,016 Wintrust Financial Corporation 92,934
18,621 Zions Bancorp NA 989,892
2,985 Zurich Insurance Group AG 1,476,169
Total 140,041,408
Health Care (3.6%)
2,275 10X Genomics, Inc.
g
106,538
36,883 Abbott Laboratories 4,077,416
10,127 ACADIA Pharmaceuticals, Inc.
g
192,717
3,583 Accolade, Inc.
g
41,814
14,748 Agilent Technologies, Inc. 2,242,876
126,964 Agiliti, Inc.
g
2,342,486
5,798 Agios Pharmaceuticals, Inc.
g
170,925
14,287 Aldeyra Therapeutics, Inc.
g
84,293
2,631 Align Technology, Inc.
g
709,660
5,348 Alignment Healthcare, Inc.
g
66,048
28,705 Alkermes plc
g
822,111
35,798 Allogene Therapeutics, Inc.
f,g
276,361
155 Alnylam Pharmaceuticals, Inc.
g
35,092
1,264 Amedisys, Inc.
g
122,178
4,307 AmerisourceBergen Corporation 727,711
1,501 Amgen, Inc. 378,852
8,830 Amicus Therapeutics, Inc.
g
115,143
752 AMN Healthcare Services, Inc.
g
72,072
2,519 Anika Therapeutics, Inc.
g
78,114
4,179 Arcutis Biotherapeutics, Inc.
g
69,246
7,713 Argenx SE ADR
g
2,948,294
Shares Common Stock (24.9%) Value
Health Care (3.6%) - continued
394 Arvinas, Inc.
g
$ 12,911
12,770 Ascendis Pharma AS ADR
g
1,584,502
23,526 AstraZeneca plc ADR 1,537,895
9,088 Atara Biotherapeutics, Inc.
g
46,076
4,125 Avanos Medical, Inc.
g
126,390
48,783 Avantor, Inc.
g
1,165,914
23,433 Axonics, Inc.
g
1,438,786
99,413 Baxter International, Inc. 4,542,180
6,597 Biogen, Inc.
g
1,919,067
32,965 BioLife Solutions, Inc.
g
772,700
212 BioMarin Pharmaceutical, Inc.
g
24,454
24,715 Bio-Techne Corporation 1,968,797
1,661 Blueprint Medicines Corporation
g
77,635
1,453 Bristol-Myers Squibb Company 105,560
1,703 Cardinal Health, Inc. 131,557
864 Cardiovascular Systems, Inc.
g
12,044
358 Chemed Corporation 180,840
15,984 Cigna Holding Company 5,061,653
10,206 Community Health Systems, Inc.
g
53,275
110 CONMED Corporation 10,534
4,636 Cooper Companies, Inc. 1,617,640
2,200 CRISPR Therapeutics AG
g
112,244
12,897 CVS Health Corporation 1,137,773
3,306 Danaher Corporation 874,040
18,085 Deciphera Pharmaceuticals, Inc.
g
307,626
3,239 Dentsply Sirona, Inc. 119,292
19,832 DexCom, Inc.
g
2,123,809
23,393 Dynavax Technologies
Corporation
g
266,212
2,003 Editas Medicine, Inc.
g
19,810
20,247 Edwards Lifesciences
Corporation
g
1,552,945
13,044 Elanco Animal Health, Inc.
g
179,094
6,114 Elevance Health, Inc. 3,056,939
8,684 Encompass Health Corporation 542,316
4,342 Enhabit, Inc.
g
66,693
67,056 Enovis Corporation
g
4,221,175
726 Ensign Group, Inc. 67,700
2,623 Exact Sciences Corporation
g
177,105
31,733 Gilead Sciences, Inc. 2,663,668
1,022 Guardant Health, Inc.
g
32,121
39,044 Halozyme Therapeutics, Inc.
g
2,021,308
6,177 HCA Healthcare, Inc. 1,575,567
1,274 HealthEquity, Inc.
g
77,523
22,801 Hims & Hers Health, Inc.
g
188,792
13,378 Hologic, Inc.
g
1,088,568
665 IDEAYA Biosciences, Inc.
g
11,325
124 IDEXX Laboratories, Inc.
g
59,582
21,811 Immunocore Holdings plc ADR
g
1,336,360
27,803 Inari Medical, Inc.
g
1,586,161
16,537 Inspire Medical Systems, Inc.
g
4,184,853
9,084 Insulet Corporation
g
2,610,015
485 Integra LifeSciences Holdings
Corporation
g
27,791
2,314 Intuitive Surgical, Inc.
g
568,527
20,880 Ionis Pharmaceuticals, Inc.
g
832,486
2,853 Jazz Pharmaceuticals, Inc.
g
446,951
31,847 Johnson & Johnson 5,204,437
2,547 KalVista Pharmaceuticals, Inc.
g
20,274
2,218 Kiniksa Pharmaceuticals, Ltd.
g
32,072
9,497 Kura Oncology, Inc.
g
131,249
7,694 Laboratory Corporation of America
Holdings 1,939,811
53,028 Lantheus Holdings, Inc.
g
3,049,110
17 Madrigal Pharmaceuticals, Inc.
g
4,900

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Health Care (3.6%) - continued
204,774 Maravai LifeSciences Holdings,
Inc.
g
$ 3,001,987
1,800 Medpace Holdings, Inc.
g
397,926
37,007 Medtronic plc 3,097,116
65,863 Merck & Company, Inc. 7,074,345
221 Merit Medical Systems, Inc.
g
15,768
7,507 Mersana Therapeutics, Inc.
g
49,396
8,815 Mirati Therapeutics, Inc.
g
470,809
965 Molina Healthcare, Inc.
g
300,916
495 MultiPlan Corporation
g
653
25,009 Natera, Inc.
g
1,073,636
5,284 National HealthCare Corporation 314,609
2,814 Novo Nordisk AS ADR 390,527
3,398 Nurix Therapeutics, Inc.
g
41,761
35,258 NuVasive, Inc.
g
1,607,765
3,299 Oak Street Health, Inc.
g
95,869
5,135 OraSure Technologies, Inc.
g
28,653
50,191 Pfizer, Inc. 2,216,435
586 Pliant Therapeutics, Inc.
g
20,533
151,871 Progyny, Inc.
g
5,222,844
12,452 Protagonist Therapeutics, Inc.
g
165,487
69,887 R1 RCM, Inc.
g
1,000,083
7,215 RAPT Therapeutics, Inc.
g
209,596
9,027 Reata Pharmaceuticals, Inc.
g
391,140
4,129 Regeneron Pharmaceuticals, Inc.
g
3,131,723
16,885 Repligen Corporation
g
3,128,791
9,156 Revance Therapeutics, Inc.
g
317,530
3,769 Sage Therapeutics, Inc.
g
167,117
17,348 Sarepta Therapeutics, Inc.
g
2,167,980
953 Scholar Rock Holding Corporation
g
11,531
88 Seagen, Inc.
g
12,274
4,821 Sensus Healthcare, Inc.
f,g
44,064
3,268 ShockWave Medical, Inc.
g
614,155
45,607 Silk Road Medical, Inc.
g
2,479,197
3,162 SpringWorks Therapeutics, Inc.
g
99,287
34,308 Stevanato Group SPA 675,181
3,886 Syneos Health, Inc.
g
139,585
197 Teladoc Health, Inc.
g
5,792
5,863 Teleflex, Inc. 1,427,171
17,991 Travere Therapeutics, Inc.
g
402,998
6,907 Twist Bioscience Corporation
g
198,162
4,566 Ultragenyx Pharmaceutical, Inc.
g
206,977
1,281 UnitedHealth Group, Inc. 639,462
4,071 Vanda Pharmaceuticals, Inc.
g
31,265
556 Veeva Systems, Inc.
g
94,826
15,029 Veracyte, Inc.
g
377,679
26,479 Vericel Corporation
g
727,378
104,257 Viemed Healthcare, Inc.
g
885,142
32,868 Vor BioPharma, Inc.
f,g
173,214
6,797 VYNE Therapeutics, Inc.
g
1,767
5,863 Waters Corporation
g
1,926,465
3,909 Zentalis Pharmaceuticals, Inc.
g
92,252
13,172 Zimmer Biomet Holdings, Inc. 1,677,323
13,095 Zoetis, Inc. 2,167,092
3,013 Zymeworks, Inc.
f,g
28,473
Total 133,828,288
Industrials (3.9%)
7,245 3M Company 833,755
642 Acuity Brands, Inc. 121,030
5,378 Advanced Drainage Systems, Inc. 542,318
3,063 AECOM 267,308
6,370 AGCO Corporation 879,888
64,799 Air Lease Corporation 2,914,011
23,189 Alaska Air Group, Inc.
g
1,190,523
Shares Common Stock (24.9%) Value
Industrials (3.9%) - continued
958 Albany International Corporation $ 107,440
40,579 Altra Industrial Motion Corporation 2,478,160
1,324 American Woodmark Corporation
g
75,852
24,065 AMETEK, Inc. 3,487,500
1,061 Apogee Enterprises, Inc. 49,697
47,204 ASGN, Inc.
g
4,293,204
1,250 Atkore International Group, Inc.
g
162,812
5,518 AZZ, Inc. 234,405
119,604 Badger Infrastructure Solutions,
Ltd. 2,849,534
28,090 Barnes Group, Inc. 1,243,263
3,733 Beacon Roofing Supply, Inc.
g
212,333
7,035 Booz Allen Hamilton Holding
Corporation 665,792
51 CACI International, Inc.
g
15,713
8,970 Carlisle Companies, Inc. 2,250,214
1,026 Caterpillar, Inc. 258,850
1,374 CBIZ, Inc.
g
65,389
23,070 Chart Industries, Inc.
g
3,090,919
29,757 Cimpress plc
g
972,756
5,922 Cintas Corporation 2,627,828
66,227 CNH Industrial NV 1,173,542
376 Columbus McKinnon Corporation 13,517
6,430 Core & Main, Inc.
g
141,910
786 CoStar Group, Inc.
g
61,229
24,764 Crane Holdings, Company 2,870,395
2,866 CSW Industrials, Inc. 387,512
119,297 CSX Corporation 3,688,663
7,075 Curtiss-Wright Corporation 1,173,035
2,096 Deere & Company 886,273
38,265 Delta Air Lines, Inc.
g
1,496,161
3,382 Donaldson Company, Inc. 210,868
33 Dover Corporation 5,010
102,073 Driven Brands Holdings, Inc.
g
2,979,511
2,955 Eagle Bulk Shipping, Inc. 169,262
6,392 EMCOR Group, Inc. 947,614
20,802 Emerson Electric Company 1,876,756
247 Equifax, Inc. 54,883
24,073 Expeditors International of
Washington, Inc. 2,603,495
17,072 Fastenal Company 862,990
160,990 First Advantage Corporation
g
2,234,541
3,117 Forrester Research, Inc.
g
115,516
9,329 Fortune Brands Innovations, Inc. 601,814
31,147 Forward Air Corporation 3,359,204
2,133 Genco Shipping & Trading, Ltd. 38,693
6,693 General Dynamics Corporation 1,559,871
655 Gorman-Rupp Company 18,818
21,502 Greenbrier Companies, Inc. 664,842
556 Heidrick & Struggles International,
Inc. 17,103
25,042 Helios Technologies, Inc. 1,652,772
370 Heritage-Crystal Clean, Inc.
g
13,764
10,487 Hillman Solutions Corporation
g
100,675
85,470 Howmet Aerospace, Inc. 3,477,774
7,639 Hubbell, Inc. 1,748,643
119,877 IAA, Inc.
g
5,002,467
677 ICF International, Inc. 69,183
9,513 IDEX Corporation 2,280,076
82,913 Janus International Group, Inc.
g
912,043
114 JB Hunt Transport Services, Inc. 21,552
25,798 JetBlue Airways Corporation
g
206,384
17,399 Johnson Controls International plc 1,210,448
176 Knight-Swift Transportation
Holdings, Inc. 10,402

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Industrials (3.9%) - continued
5,732 L3Harris Technologies, Inc. $ 1,231,348
8,715 Landstar System, Inc. 1,506,213
5,707 Leidos Holdings, Inc. 564,080
34,372 Lincoln Electric Holdings, Inc. 5,735,656
18,672 ManpowerGroup, Inc. 1,627,452
9,329 Masterbrand, Inc.
g
85,827
18,172 Mercury Systems, Inc.
g
908,327
31,138 Middleby Corporation
g
4,840,402
21,872 Miller Industries, Inc. 634,507
3,593 MSC Industrial Direct Company,
Inc. 297,141
368 National Presto Industries, Inc. 28,192
1,980 Norfolk Southern Corporation 486,704
689 Northrop Grumman Corporation 308,700
6,238 Old Dominion Freight Line, Inc. 2,078,751
10,368 Owens Corning, Inc. 1,002,067
5,814 PACCAR, Inc. 635,528
6,374 Parker-Hannifin Corporation 2,077,924
42,550 Pentair plc 2,356,419
15,676 Planet Labs PBC
f,g
77,596
5,902 Quanta Services, Inc. 898,225
38,510 Regal Rexnord Corporation 5,360,592
2,490 Republic Services, Inc. 310,802
832 RXO, Inc.
g
15,242
6,722 Saia, Inc.
g
1,833,627
14,826 SkyWest, Inc.
g
307,788
1,084 Snap-On, Inc. 269,623
16,830 Southwest Airlines Company 602,009
10,442 Standex International Corporation 1,206,782
551 Stanley Black & Decker, Inc. 49,210
1,703 Sterling Construction Company,
Inc.
g
61,972
140,403 Sun Country Airlines Holdings,
Inc.
g
2,621,324
23,796 SunPower Corporation
f,g
414,764
8,456 Sunrun, Inc.
g
222,224
13,528 Tennant Company 948,719
4,944 Terex Corporation 251,996
4,596 Textron, Inc. 334,819
23,870 Timken Company 1,965,694
2,402 Trane Technologies plc 430,246
18,428 TransUnion 1,322,209
16,226 Trex Company, Inc.
g
855,435
9,421 Tutor Perini Corporation
g
86,391
21,486 Uber Technologies, Inc.
g
664,562
784 UniFirst Corporation 155,577
8,222 Union Pacific Corporation 1,678,850
3,601 United Airlines Holdings, Inc.
g
176,305
13,376 United Parcel Service, Inc. 2,477,636
8,788 United Rentals, Inc.
g
3,875,069
4,120 Univar Solutions, Inc.
g
142,058
1,262 Valmont Industries, Inc. 416,119
47,456 Vicor Corporation
g
3,294,870
673 Watts Water Technologies, Inc. 110,049
99,870 WillScot Mobile Mini Holdings
Corporation
g
4,839,700
Total 143,493,027
Information Technology (4.4%)
21,016 8x8, Inc.
g
98,985
1,979 Adobe, Inc.
g
732,903
9,211 Alteryx, Inc.
g
511,118
1,302 American Software, Inc. 19,803
8,289 Amkor Technology, Inc. 242,536
45,765 Amphenol Corporation 3,650,674
Shares Common Stock (24.9%) Value
Information Technology (4.4%) - continued
1,585 ANSYS, Inc.
g
$ 422,181
109,105 Apple, Inc. 15,742,760
3,750 Applied Materials, Inc. 418,088
12,281 Arista Networks, Inc.
g
1,547,652
10,432 Arrow Electronics, Inc.
g
1,225,656
10,741 Autodesk, Inc.
g
2,311,034
507 Aviat Networks, Inc.
g
16,401
402 Avnet, Inc. 18,444
2,358 Benchmark Electronics, Inc. 66,000
38,150 BigCommerce Holdings, Inc.
g
467,719
12,749 Bill.com Holdings, Inc.
g
1,474,039
9,489 Block, Inc.
g
775,441
160 Broadridge Financial Solutions,
Inc. 24,058
2,957 Cadence Design Systems, Inc.
g
540,628
4,128 CalAmp Corporation
g
19,113
72,380 Calix, Inc.
g
3,810,083
580 Cambium Networks Corporation
g
12,429
565 CDW Corporation 110,757
23,383 Ciena Corporation
g
1,216,384
85,869 Cisco Systems, Inc. 4,179,244
62,878 Cognex Corporation 3,441,942
168 Cognizant Technology Solutions
Corporation 11,214
5,529 Coherent Corporation
g
239,959
25,729 Cohu, Inc.
g
928,302
25,689 CommScope Holding Company,
Inc.
g
215,788
25,927 Conduent Incorporated
g
123,672
1,194 Corning, Inc. 41,324
640 CrowdStrike Holdings, Inc.
g
67,776
2,388 Datadog, Inc.
f,g
178,646
18,317 Descartes Systems Group, Inc.
g
1,337,507
30,658 Dolby Laboratories, Inc. 2,439,150
22,451 Dropbox, Inc.
g
521,537
8,911 Endava plc ADR
g
783,010
4,956 Enphase Energy, Inc.
g
1,097,159
13,767 Entegris, Inc. 1,111,135
3,413 EPAM Systems, Inc.
g
1,135,334
2,913 Euronet Worldwide, Inc.
g
328,237
38 Fair Isaac Corporation
g
25,306
21,710 Fidelity National Information
Services, Inc. 1,629,118
678 First Solar, Inc.
g
120,413
8,926 Fiserv, Inc.
g
952,226
43,926 Five9, Inc.
g
3,460,490
54,968 Flex, Ltd.
g
1,283,503
2,385 Flywire Corporation
g
64,323
77,458 Gilat Satellite Networks, Ltd.
g
426,794
4,753 Global Payments, Inc. 535,758
77 GoDaddy, Inc.
g
6,324
160 HP, Inc. 4,662
2,712 HubSpot, Inc.
g
941,091
3,719 IPG Photonics Corporation
g
416,900
4,595 Jabil, Inc. 361,305
5,592 Jack Henry & Associates, Inc. 1,007,063
33,422 Juniper Networks, Inc. 1,079,531
40 Keysight Technologies, Inc.
g
7,174
1,102 KLA-Tencor Corporation 432,513
61,378 Knowles Corporation
g
1,180,299
5,517 Lam Research Corporation 2,759,052
67,457 Lattice Semiconductor
Corporation
g
5,112,566
3,556 Littelfuse, Inc. 912,790
868 Lumentum Holdings, Inc.
g
52,236

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Information Technology (4.4%) - continued
15,831 Mastercard, Inc. $ 5,866,969
15,574 MAXIMUS, Inc. 1,165,714
735 MaxLinear, Inc.
g
30,282
32,198 Microchip Technology, Inc. 2,499,209
60,431 Microsoft Corporation 14,975,406
10,933 MKS Instruments, Inc. 1,118,665
6,304 Monolithic Power Systems, Inc. 2,689,034
274 Motorola Solutions, Inc. 70,421
2,192 NICE, Ltd. ADR
g
454,687
11,317 Nova, Ltd.
g
1,026,452
16,463 NVIDIA Corporation 3,216,376
6,795 ON Semiconductor Corporation
g
499,093
7,989 PagerDuty, Inc.
g
237,992
13,612 Palo Alto Networks, Inc.
g
2,159,408
8,214 Paycom Software, Inc.
g
2,660,843
21,902 PayPal Holdings, Inc.
g
1,784,794
2,158 PDF Solutions, Inc.
g
68,581
2,200 Plexus Corporation
g
211,178
15,756 PTC, Inc.
g
2,125,169
1,174 Qorvo, Inc.
g
127,567
26,243 QUALCOMM, Inc. 3,495,830
579 Qualys, Inc.
g
66,793
14,534 Rambus, Inc.
g
588,191
2,961 RingCentral, Inc.
g
115,568
45,649 Sabre Corporation
g
310,870
18,953 Salesforce, Inc.
g
3,183,535
40,580 Samsung Electronics Company,
Ltd. 2,021,300
1,404 Sanmina Corporation
g
85,546
2,010 ServiceNow, Inc.
g
914,811
7,685 SiTime Corporation
g
885,543
10,526 Skyworks Solutions, Inc. 1,154,386
22,459 Splunk, Inc.
g
2,150,898
4,223 Sprinklr, Inc.
g
41,977
92,935 Sprout Social, Inc.
g
5,945,052
5,908 Synopsys, Inc.
g
2,089,955
1,254 Teledyne Technologies, Inc.
g
532,022
98 Teradyne, Inc. 9,967
30,946 Texas Instruments, Inc. 5,483,941
7,872 Trimble, Inc.
g
457,048
269,118 TTM Technologies, Inc.
g
4,230,535
5,704 Tyler Technologies, Inc.
g
1,841,080
12,077 Universal Display Corporation 1,600,565
1,652 Visa, Inc. 380,307
19,344 Vishay Intertechnology, Inc. 442,784
20,903 Vontier Corporation 481,396
1,484 Western Digital Corporation
g
65,222
25,954 Western Union Company 367,768
873 WEX, Inc.
g
161,479
5,821 Wolfspeed, Inc.
g
448,275
50,158 Workiva, Inc.
g
4,340,172
3,679 Xerox Holdings Corporation 60,262
15,544 Yext, Inc.
g
108,031
124 Zebra Technologies Corporation
g
39,206
2,446 Zoom Video Communications,
Inc.
g
183,450
Total 163,698,864
Materials (1.1%)
830 Albemarle Corporation 233,603
629 Alcoa Corporation 32,859
24,226 AptarGroup, Inc. 2,801,495
10,162 Ashland, Inc. 1,110,402
7,286 Avery Dennison Corporation 1,380,260
53,336 Axalta Coating Systems, Ltd.
g
1,605,414
Shares Common Stock (24.9%) Value
Materials (1.1%) - continued
11,681 Ball Corporation $ 680,301
28,831 Carpenter Technology Corporation 1,392,249
16,208 Celanese Corporation 1,996,826
14,857 CF Industries Holdings, Inc. 1,258,388
293 Commercial Metals Company 15,901
35,294 Compass Minerals International,
Inc. 1,646,818
5,238 Corteva, Inc. 337,589
1,213 Crown Holdings, Inc. 106,938
16,080 Eastman Chemical Company 1,417,774
1,965 Greif, Inc. 140,360
304 Hawkins, Inc. 11,856
15,402 Huntsman Corporation 488,089
24,187 Ingevity Corporation
g
1,993,976
5,442 Innospec, Inc. 615,055
3,305 International Flavors & Fragrances,
Inc. 371,680
133,483 Ivanhoe Mines, Ltd.
g
1,254,021
2,678 Kaiser Aluminum Corporation 234,379
4,853 Linde plc 1,606,052
9,122 LSB Industries, Inc.
g
115,941
13,916 LyondellBasell Industries NV 1,345,538
4,231 Martin Marietta Materials, Inc. 1,521,637
5,187 Mercer International, Inc. 66,030
4,367 MP Materials Corporation
g
141,971
2,172 Myers Industries, Inc. 52,302
12,503 Nucor Corporation 2,113,257
5,789 Orion Engineered Carbons SA 121,685
6,299 PPG Industries, Inc. 821,012
245,876 Ranpak Holdings Corporation
g
1,883,410
7,055 Reliance Steel & Aluminum
Company 1,604,660
21,259 RPM International, Inc. 1,911,397
3,966 Ryerson Holding Corporation 151,382
297 Sensient Technologies Corporation 22,480
19,686 Sonoco Products Company 1,203,011
10,722 Steel Dynamics, Inc. 1,293,502
80,379 Summit Materials, Inc.
g
2,641,254
3,165 TriMas Corporation 97,450
3,367 Trinseo plc 93,434
9,085 United States Lime & Minerals, Inc. 1,379,103
12,939 United States Steel Corporation 368,632
230 Vulcan Materials Company 42,166
854 Westlake Corporation 104,828
Total 41,828,367
Real Estate (1.2%)
39,899 Agree Realty Corporation 2,977,662
3,380 Alexandria Real Estate Equities,
Inc. 543,301
3,123 American Assets Trust, Inc. 88,881
6,857 AvalonBay Communities, Inc. 1,216,706
8,217 Camden Property Trust 1,012,417
4,736 CareTrust REIT, Inc. 98,130
19,303 CBRE Group, Inc.
g
1,650,600
46,876 CubeSmart 2,146,452
133,204 Cushman and Wakefield plc
g
1,922,134
3,736 Digital Realty Trust, Inc. 428,220
1,607 DigitalBridge Group, Inc. 23,784
1,641 EastGroup Properties, Inc. 276,098
3,501 Elme Communities 67,219
32,066 EPR Properties 1,362,164
11,555 Equity Commonwealth 294,884
9,934 Equity Residential 632,299

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Real Estate (1.2%) - continued
12,500 Essential Properties Realty Trust,
Inc. $ 318,500
970 Essex Property Trust, Inc. 219,288
3,129 Extra Space Storage, Inc. 493,850
16,889 First Industrial Realty Trust, Inc. 901,028
8,785 FirstService Corporation 1,255,376
20,423 Four Corners Property Trust, Inc. 587,365
2,564 Getty Realty Corporation 93,407
94,211 Healthcare Realty Trust, Inc. 2,028,363
79,712 Host Hotels & Resorts, Inc. 1,502,571
4,270 Howard Hughes Corporation
g
365,042
46,180 Independence Realty Trust, Inc. 869,569
5,986 Kennedy-Wilson Holdings, Inc. 107,030
1,224 Kilroy Realty Corporation 50,233
4,042 Life Storage, Inc. 436,698
2,244 LTC Properties, Inc. 85,609
43,788 LXP Industrial Trust 505,751
2,059 Mid-America Apartment
Communities, Inc. 343,276
34,159 National Retail Properties, Inc. 1,617,429
103,335 National Storage Affiliates Trust 4,216,068
37,494 Necessity Retail REIT, Inc. 256,084
13,894 NetSTREIT Corporation 279,686
100,088 Pebblebrook Hotel Trust 1,641,443
11,930 Public Storage, Inc. 3,630,776
4,005 Realty Income Corporation 271,659
13,776 Regency Centers Corporation 917,895
54,824 Rexford Industrial Realty, Inc. 3,479,679
29,807 Sabra Health Care REIT, Inc. 402,395
6,093 SBA Communications Corporation 1,812,850
54,067 Service Properties Trust 481,737
4,304 Terreno Realty Corporation 277,307
30,017 UDR, Inc. 1,278,424
2,453 Welltower, Inc. 184,073
13,787 Zillow Group, Inc.
g
592,290
Total 46,243,702
Utilities (0.7%)
2,373 AES Corporation 65,044
9,729 Alliant Energy Corporation 525,658
5,465 Artesian Resources Corporation 321,888
2,375 Avista Corporation 94,762
20,581 Black Hills Corporation 1,489,653
16,655 CenterPoint Energy, Inc. 501,649
6,260 Consolidated Water Company,
Ltd. 91,709
18,377 Constellation Energy Corporation 1,568,661
14,198 Duke Energy Corporation 1,454,585
7,751 Edison International, Inc. 534,044
25,536 Entergy Corporation 2,765,038
3,249 Essential Utilities, Inc. 151,826
23,772 Evergy, Inc. 1,489,316
1,228 NextEra Energy Partners, LP
f
90,012
121,748 NiSource, Inc. 3,378,507
30,941 NorthWestern Corporation 1,757,449
54,384 OGE Energy Corporation 2,138,379
5,369 PG&E Corporation
g
85,367
12,864 Pinnacle West Capital Corporation 959,011
26,205 Portland General Electric
Company 1,246,834
24,501 Public Service Enterprise Group,
Inc. 1,517,347
20,970 Sempra Energy 3,362,120
10,000 Spire, Inc. 722,200
8,723 UGI Corporation 347,437
Shares Common Stock (24.9%) Value
Utilities (0.7%) - continued
855 Vistra Energy Corporation $ 19,716
1,753 Xcel Energy, Inc. 120,554
Total 26,798,766
Total Common Stock
(cost $799,644,435) 928,663,919
Principal
Amount Long-Term Fixed Income ( 10.9% ) Value
Asset-Backed Securities (0.6%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
457,786
720 East CLO I, Ltd.
550,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,h
548,463
175,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,h
173,537
Access Group, Inc.
41,831
5.006%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,h
40,949
Affirm Asset Securitization Trust
725,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
699,283
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
d,h
543,991
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d,h
411,812
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
308,812
Ares XL CLO, Ltd.
525,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
d,h
490,403
Bankers Healthcare Group
Securitization Trust
262,514
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
260,668
Business Jet Securities, LLC
197,807
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
181,494
CarVal CLO II, Ltd.
525,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
d,h
510,894
300,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
d,h
286,972
CarVal CLO VII-C, Ltd.
400,000
7.442%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
c,d,h
400,000
CarVal CLO VIII-C, Ltd.
350,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,h
349,756
250,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,h
249,807

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Asset-Backed Securities (0.6%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 338,898
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
$ 290,636
Commonbond Student Loan Trust
38,133
5.006%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,h
36,997
Dryden 36 Senior Loan Fund
450,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
d,h
439,420
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,062,102
Foundation Finance Trust
268,243
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
242,004
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
542,136
Galaxy XIX CLO, Ltd.
400,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,h
374,330
GSAA Home Equity Trust
959,251
4.512%,  8/25/2034, Ser.
2004-10, Class M2
i
881,962
Harley Marine Financing, LLC
1,281,709
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,259,511
Home Partners of America Trust
630,879
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
551,384
493,896
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
412,569
Laurel Road Prime Student Loan
Trust
143,817
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,h
136,960
Longfellow Place CLO, Ltd.
1,000,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
d,h
985,122
250,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,h
238,029
Marlette Funding Trust
232,089
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
230,518
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
578,800
National Collegiate Trust
161,799
4.801%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,h
156,300
OCP CLO, Ltd.
450,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,h
424,188
Principal
Amount Long-Term Fixed Income (10.9%) Value
Asset-Backed Securities (0.6%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 353,800
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
$ 340,914
238,207
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
223,889
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
264,217
Sound Point CLO XIV, Ltd.
650,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
d,h
629,190
Stratus CLO, Ltd.
450,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
d,h
428,197
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
380,021
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
231,803
Vericrest Opportunity Loan
Transferee
338,460
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
304,110
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
403,785
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
488,305
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
287,646
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
269,904
226,317
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
207,134
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
196,197
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
229,781
Wind River CLO, Ltd.
375,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,h
366,374
325,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,h
310,523
Total 20,319,585
Basic Materials (0.1%)
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
h
118,634
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
186,271
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
111,845
Chemours Company
85,000 5.750%,  11/15/2028
h
77,456
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 108,179
40,000 4.625%,  3/1/2029
h
37,302
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
120,060

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Basic Materials (0.1%) - continued
DowDuPont, Inc.
$ 100,000 4.493%,  11/15/2025 $ 99,876
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
166,732
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
96,650
222,000 4.000%,  3/27/2027
h
214,841
Hecla Mining Company
60,000 7.250%,  2/15/2028 59,833
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
73,700
Innophos Holdings, Inc.
40,000 9.375%,  2/15/2028
h
39,442
International Flavors & Fragrances,
Inc.
246,000 3.468%,  12/1/2050
h
182,489
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 168,754
Mercer International, Inc.
41,000 5.125%,  2/1/2029 35,063
Methanex Corporation
92,000 4.250%,  12/1/2024 88,739
Mosaic Company
175,000 4.050%,  11/15/2027 171,558
Novelis Corporation
55,000 3.250%,  11/15/2026
h
49,793
40,000 4.750%,  1/30/2030
h
36,200
55,000 3.875%,  8/15/2031
h
46,420
Nutrien, Ltd.
164,000 5.900%,  11/7/2024 166,602
OCI NV
64,000 4.625%,  10/15/2025
h
62,348
Olin Corporation
130,000 5.125%,  9/15/2027 126,110
10,000 5.625%,  8/1/2029 9,731
SCIL IV, LLC/SCIL USA Holdings,
LLC
101,000 5.375%,  11/1/2026
h
92,573
SK Invictus Intermediate II SARL
79,000 5.000%,  10/30/2029
h
64,780
SPCM SA
89,000 3.375%,  3/15/2030
h
75,338
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
75,680
Sylvamo Corporation
61,000 7.000%,  9/1/2029
h
58,326
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
67,272
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
63,402
United States Steel Corporation
105,000 6.875%,  3/1/2029
f
106,095
Total 3,258,094
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
h
96,378
AECOM
185,000 5.125%,  3/15/2027 181,781
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
147,409
10,000 4.625%,  5/15/2030
h
8,961
Principal
Amount Long-Term Fixed Income (10.9%) Value
Capital Goods (0.2%) - continued
ARD Finance SA
$ 31,000 6.500%,  6/30/2027
h
$ 24,318
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
113,006
Boeing Company
290,000 5.930%,  5/1/2060 296,342
250,000 5.040%,  5/1/2027 252,459
400,000 5.705%,  5/1/2040 409,303
Bombardier, Inc.
101,000 7.125%,  6/15/2026
h
100,759
89,000 7.875%,  4/15/2027
h
88,924
75,000 6.000%,  2/15/2028
h
71,129
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
79,254
Canpack SA/Canpack US, LLC
120,000 3.125%,  11/1/2025
h
109,260
Carrier Global Corporation
176,000 3.577%,  4/5/2050 137,041
125,000 2.700%,  2/15/2031 107,492
Chart Industries, Inc.
33,000 7.500%,  1/1/2030
h
33,742
Clean Harbors, Inc.
61,000 6.375%,  2/1/2031
h
62,141
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
12,780
26,000 8.750%,  4/15/2030
h
22,978
CNH Industrial NV
125,000 3.850%,  11/15/2027 121,474
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
h
50,940
Covert Mergeco, Inc.
54,000 4.875%,  12/1/2029
h
47,182
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
f,h
54,075
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 87,745
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
55,928
145,000 3.500%,  9/1/2028
h
129,292
H&E Equipment Services, Inc.
142,000 3.875%,  12/15/2028
h
124,969
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
67,025
Howmet Aerospace, Inc.
215,000 3.000%,  1/15/2029 187,588
199,000 5.950%,  2/1/2037 200,871
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 191,901
JELD-WEN, Inc.
38,000 6.250%,  5/15/2025
h
36,406
30,000 4.625%,  12/15/2025
h
26,550
John Deere Capital Corporation
132,000 4.350%,  9/15/2032 132,786
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 167,286
46,000 6.150%,  9/1/2036 52,323
Mauser Packaging Solutions
Holding Company
100,000 5.500%,  4/15/2024
h
99,930
80,000 7.250%,  4/15/2025
h
78,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Capital Goods (0.2%) - continued
MIWD Holdco II, LLC
$ 100,000 5.500%,  2/1/2030
h
$ 83,147
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
h
89,811
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
98,499
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 273,375
OI European Group BV
87,000 4.750%,  2/15/2030
h
78,104
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,881
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
57,772
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 328,776
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
78,508
Raytheon Technologies
Corporation
101,000 4.125%,  11/16/2028 99,105
225,000 4.450%,  11/16/2038 216,803
200,000 3.750%,  11/1/2046 168,153
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
h
167,677
Republic Services, Inc.
130,000 2.900%,  7/1/2026 123,027
Roller Bearing Company of
America, Inc.
40,000 4.375%,  10/15/2029
h
36,043
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 114,771
225,000 1.750%,  2/15/2031 180,493
Sealed Air Corporation
31,000 6.125%,  2/1/2028
h
31,276
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
114,128
Textron, Inc.
200,000 3.375%,  3/1/2028 185,530
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
60,000 7.750%,  4/15/2026
h
56,754
TransDigm, Inc.
127,000 6.250%,  3/15/2026
h
126,955
245,000 5.500%,  11/15/2027 233,969
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 106,542
110,000 4.000%,  7/15/2030 99,015
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
60,450
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
112,714
Total 7,621,106
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
13,579
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,780
Principal
Amount Long-Term Fixed Income (10.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Bellemeade Re, Ltd.
$ 222,976
6.060%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
d,h
$ 222,707
BINOM Securitization Trust
300,023
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,h
267,213
CHL Mortgage Pass-Through Trust
826,678
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 466,501
CHNGE Mortgage Trust
671,575
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
671,250
Citicorp Mortgage Securities, Inc.
267,793
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 236,367
Citigroup Mortgage Loan Trust,
Inc.
2,012
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,902
COLT Mortgage Loan Trust
610,149
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,h
527,077
Countrywide Alternative Loan Trust
56,625
3.173%,  10/25/2035, Ser.
2005-43, Class 4A1
d
46,272
287,652
7.000%,  10/25/2037, Ser.
2007-24, Class A10 109,787
Countrywide Home Loan
Mortgage Pass Through Trust
32,470
3.445%,  11/25/2035, Ser.
2005-22, Class 2A1
d
25,487
Countrywide Home Loans, Inc.
76,257
5.750%,  4/25/2037, Ser.
2007-3, Class A27 40,272
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,h
282,404
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,h
445,087
491,764
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
d,h
401,930
333,883
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,h
332,120
298,221
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,h
255,001
1,095,765
3.457%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,h
1,095,437
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
32,909
6.000%,  2/25/2023, Ser.
2006-AR5, Class 23A 23,647
Federal Home Loan Mortgage
Corporation - REMIC
851,711
4.000%,  1/25/2051, Ser.
5249, Class LA 832,879
23,106
4.000%,  7/15/2031, Ser.
4104, Class KI
j
243
111,280
3.000%,  2/15/2033, Ser.
4170, Class IG
j
10,290
346,848
3.000%,  3/15/2033, Ser.
4180, Class PI
j
37,611

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 849,833
4.500%,  10/15/2033, Ser.
2695, Class BH $ 850,411
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 498,819
Federal National Mortgage
Association - REMIC
934,994
4.500%,  6/25/2052, Ser.
2022-43, Class MA 926,096
577,923
4.000%,  7/25/2052, Ser.
2022-37, Class PE 561,913
485,811
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
21,144
1,540,231
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,560,319
839,563
4.500%,  1/25/2046, Ser.
2022-68, Class BA 831,878
Flagstar Mortgage Trust
333,460
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,h
295,838
FWD Securitization Trust
332,498
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,h
309,901
GCAT Trust
482,684
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,h
415,583
GS Mortgage-Backed Securities
Trust
659,778
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,h
571,352
J.P. Morgan Mortgage Trust
590,106
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,h
492,623
444,932
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,h
361,632
LHOME Mortgage Trust
525,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,h
499,194
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
235,193
Mello Mortgage Capital
Acceptance
592,973
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,h
495,017
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 32,138
New Residential Mortgage Loan
Trust
1,184,962
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,h
989,212
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
558,435
367,642
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,h
356,278
Oaktown Re, Ltd.
178,949
5.960%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
d,h
178,796
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,h
315,528
Principal
Amount Long-Term Fixed Income (10.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Palisades Mortgage Loan Trust
$ 875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
$ 815,487
Preston Ridge Partners Mortgage
Trust, LLC
379,245
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,h
362,601
Residential Accredit Loans, Inc.
Trust
131,355
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 111,046
Residential Funding Mortgage
Security I Trust
19,600
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 15,240
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,h
510,339
Sequoia Mortgage Trust
100,525
3.182%,  9/20/2046, Ser.
2007-1, Class 4A1
d
69,081
Toorak Mortgage Corporation, Ltd.
154,576
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
149,470
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
475,368
TRK Trust
455,927
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,h
387,270
Vericrest Opportunity Loan
Transferee
333,889
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
313,437
Verus Securitization Trust
243,595
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,h
209,435
Total 21,119,338
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
625,000
2.470%,  9/15/2064, Ser.
2021-BNK36, Class A5 528,829
BANK 2022-BNK39
2,744,783
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,j
79,785
650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 569,730
BANK 2022-BNK40
700,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
d
638,002
BBCMS Mortgage Trust
1,337,340
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,j
58,348
3,997,262
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,j
325,808
3,539,147
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,j
338,716
Benchmark Mortgage Trust
1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 856,128

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
BFLD Trust
$ 200,000
6.159%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,h
$ 185,012
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,324,121
1,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,k
1,461,020
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,608,478
1,150,000
3.500%,  9/25/2032, Ser.
K148, Class A2 1,101,137
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,680,872
600,000
3.780%,  12/25/2032, Ser.
K152, Class A2 587,115
1,800,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,767,026
550,000
3.820%,  1/25/2033, Ser.
K153, Class A2 540,008
1,225,000
4.350%,  4/25/2033, Ser.
K154, Class A2 1,255,042
Morgan Stanley Capital I Trust
3,722,259
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,j
374,696
Total 15,279,873
Communications Services (0.3%)
Activision Blizzard, Inc.
265,000 2.500%,  9/15/2050 178,066
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
29,503
Altice Financing SA
60,000 5.750%,  8/15/2029
h
50,394
Altice France SA
168,000 5.125%,  7/15/2029
h
131,867
50,000 5.500%,  10/15/2029
h
39,535
American Tower Corporation
80,000 3.375%,  10/15/2026 75,924
290,000 2.900%,  1/15/2030 253,370
AT&T, Inc.
198,000 3.650%,  6/1/2051 152,328
169,000 3.500%,  9/15/2053 124,713
250,000 2.300%,  6/1/2027 228,484
350,000 4.350%,  3/1/2029 344,014
180,000 4.900%,  8/15/2037 174,555
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
h
135,593
120,000 5.125%,  5/1/2027
h
114,366
60,000 5.000%,  2/1/2028
h
56,025
6,000 6.375%,  9/1/2029
h
5,790
125,000 4.750%,  3/1/2030
h
109,224
40,000 4.500%,  8/15/2030
h
34,178
110,000 4.750%,  2/1/2032
h
93,500
Principal
Amount Long-Term Fixed Income (10.9%) Value
Communications Services (0.3%) - continued
$ 86,000 4.250%,  1/15/2034
h
$ 67,041
Cengage Learning, Inc.
70,000 9.500%,  6/15/2024
h
68,091
Charter Communications
Operating, LLC
250,000 4.200%,  3/15/2028 237,795
400,000 3.500%,  6/1/2041 281,117
Clear Channel Worldwide
Holdings, Inc.
80,000 5.125%,  8/15/2027
h
72,557
80,000 7.750%,  4/15/2028
f,h
68,058
Comcast Corporation
152,000 2.887%,  11/1/2051 106,111
200,000 4.250%,  10/15/2030 197,729
180,000 4.400%,  8/15/2035 176,280
243,000 4.750%,  3/1/2044 234,721
Consolidated Communications,
Inc.
81,000 5.000%,  10/1/2028
h
60,766
29,000 6.500%,  10/1/2028
h
23,625
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
h
237,423
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
25,312
145,000 6.500%,  2/1/2029
h
125,451
191,000 4.125%,  12/1/2030
h
141,201
Cumulus Media New Holdings,
Inc.
40,000 6.750%,  7/1/2026
h
33,388
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 403,153
DIRECTV Holdings, LLC
118,000 5.875%,  8/15/2027
h
106,885
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 228,090
DISH DBS Corporation
34,000 5.875%,  11/15/2024 32,090
29,000 5.250%,  12/1/2026
h
24,994
34,000 7.375%,  7/1/2028 24,417
57,000 5.750%,  12/1/2028
h
46,636
52,000 5.125%,  6/1/2029 33,066
DISH Network Corporation
66,000 11.750%,  11/15/2027
h
68,587
Entercom Media Corporation
124,000 6.500%,  5/1/2027
h
20,458
Frontier Communications
Corporation
39,000 6.750%,  5/1/2029
h
33,443
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
86,898
25,000 8.750%,  5/15/2030
h
25,906
GCI, LLC
85,000 4.750%,  10/15/2028
h
74,846
Gray Escrow II, Inc.
170,000 5.375%,  11/15/2031
h
130,734
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
99,563
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 67,698
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
h
102,606

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Communications Services (0.3%) - continued
Iliad Holding SASU
$ 122,000 6.500%,  10/15/2026
h
$ 115,529
Lamar Media Corporation
53,000 3.625%,  1/15/2031 45,005
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
61,381
Level 3 Financing, Inc.
123,000 4.625%,  9/15/2027
h
104,194
85,000 4.250%,  7/1/2028
h
67,362
Lumen Technologies, Inc.
67,000 5.125%,  12/15/2026
h
57,285
Magallanes, Inc.
233,000 5.141%,  3/15/2052
h
193,521
199,000 4.054%,  3/15/2029
h
182,644
199,000 5.050%,  3/15/2042
h
169,913
Meta Platforms, Inc.
265,000 3.850%,  8/15/2032 246,343
Netflix, Inc.
60,000 4.875%,  4/15/2028 59,775
105,000 5.875%,  11/15/2028 108,930
169,000 5.375%,  11/15/2029
h
171,405
180,000 4.875%,  6/15/2030
h
177,768
NTT Finance Corporation
231,000 4.372%,  7/27/2027
h
230,963
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 82,399
135,000 4.200%,  6/1/2030 130,085
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
68,870
Radiate Holdco, LLC/Radiate
Finance, Inc.
80,000 6.500%,  9/15/2028
h
41,679
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
h
30,910
65,000 5.375%,  1/15/2031
h
52,455
Scripps Escrow, Inc.
55,000 5.875%,  7/15/2027
h
49,088
Sinclair Television Group, Inc.
110,000 5.500%,  3/1/2030
h
87,725
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
104,088
55,000 4.000%,  7/15/2028
h
48,956
95,000 4.125%,  7/1/2030
h
81,475
Sprint Capital Corporation
58,000 6.875%,  11/15/2028 62,051
135,000 8.750%,  3/15/2032 166,725
Sprint Corporation
59,000 7.625%,  2/15/2025 61,239
TEGNA, Inc.
157,000 4.625%,  3/15/2028 147,352
Telecom Italia Capital SA
30,000 6.000%,  9/30/2034 24,072
Telecom Italia SPA
10,000 5.303%,  5/30/2024
h
9,702
Telesat Canada/Telesat, LLC
40,000 4.875%,  6/1/2027
h
19,592
25,000 6.500%,  10/15/2027
h
6,985
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 238,209
135,000 2.875%,  2/15/2031 115,413
530,000 3.500%,  4/15/2031 474,270
200,000 4.375%,  4/15/2040 180,967
Principal
Amount Long-Term Fixed Income (10.9%) Value
Communications Services (0.3%) - continued
United States Cellular Corporation
$ 80,000 6.700%,  12/15/2033 $ 74,400
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
125,000 4.750%,  4/15/2028
h
102,214
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
h
147,000
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 129,037
425,000 2.650%,  11/20/2040 306,967
290,000 3.400%,  3/22/2041 233,429
VTR Finance NV
95,000 6.375%,  7/15/2028
h
39,159
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
114,748
Walt Disney Company
266,000 3.600%,  1/13/2051 219,634
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
h
36,067
Total 11,777,145
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
h
110,425
Allied Universal Holdco, LLC
40,000 6.625%,  7/15/2026
h
38,510
130,000 4.625%,  6/1/2028
h
112,130
65,000 6.000%,  6/1/2029
h
52,299
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
93,019
Amazon.com, Inc.
230,000 3.875%,  8/22/2037 213,806
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
f
184,484
Arko Corporation
58,000 5.125%,  11/15/2029
h
45,977
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
h
66,800
20,000 4.625%,  4/1/2030
h
16,608
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
76,484
Boyne USA, Inc.
65,000 4.750%,  5/15/2029
h
58,895
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
h
75,585
Caesars Entertainment, Inc.
151,000 6.250%,  7/1/2025
h
150,418
40,000 8.125%,  7/1/2027
h
40,600
91,000 4.625%,  10/15/2029
h
77,805
Carnival Corporation
121,000 10.500%,  2/1/2026
h
126,555
22,000 7.625%,  3/1/2026
h
20,020
131,000 5.750%,  3/1/2027
h
108,730
38,000 4.000%,  8/1/2028
h
32,831
Cedar Fair, LP
42,000 5.375%,  4/15/2027 40,635
92,000 5.250%,  7/15/2029 84,332
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
79,531

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Cyclical (0.3%) - continued
Cinemark USA, Inc.
$ 130,000 5.875%,  3/15/2026
f,h
$ 116,737
Clarios Global, LP
65,000 8.500%,  5/15/2027
h
64,741
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 282,498
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
224,201
Dana, Inc.
80,000 5.625%,  6/15/2028 75,352
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 474,699
Ford Motor Company
143,000 3.250%,  2/12/2032 113,494
86,000 6.100%,  8/19/2032 84,388
Ford Motor Credit Company, LLC
347,000 2.300%,  2/10/2025 321,760
210,000 4.134%,  8/4/2025 200,544
171,000 2.700%,  8/10/2026 152,618
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
75,743
General Motors Company
150,000 6.125%,  10/1/2025 153,826
250,000 6.800%,  10/1/2027 266,239
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,042
GLP Capital, LP
298,000 5.750%,  6/1/2028 303,540
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 44,047
35,000 5.250%,  7/15/2031 29,567
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
36,663
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
h
67,050
Hilton Domestic Operating
Company, Inc.
172,000 4.875%,  1/15/2030 162,148
39,000 3.625%,  2/15/2032
h
32,750
Hilton Grand Vacations Borrower
Escrow, LLC
63,000 5.000%,  6/1/2029
h
56,344
Home Depot, Inc.
215,000 5.400%,  9/15/2040 232,269
126,000 4.250%,  4/1/2046 117,725
205,000 3.900%,  6/15/2047 181,343
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
254,258
International Game Technology plc
90,000 5.250%,  1/15/2029
h
86,373
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
49,292
KB Home
120,000 4.800%,  11/15/2029 107,692
Kohl's Corporation
128,000 3.375%,  5/1/2031 94,838
225,000 5.550%,  7/17/2045 147,933
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
117,262
40,000 6.875%,  11/1/2035 36,455
Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Cyclical (0.3%) - continued
Lennar Corporation
$ 300,000 4.750%,  5/30/2025 $ 296,432
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 136,233
390,000 2.625%,  4/1/2031 335,208
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
69,751
Marriott International, Inc.
25,000 5.750%,  5/1/2025 25,425
360,000 4.625%,  6/15/2030 351,149
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
h
67,710
McDonald's Corporation
225,000 4.450%,  3/1/2047 209,164
MGM Resorts International
155,000 6.000%,  3/15/2023 154,933
20,000 5.750%,  6/15/2025 19,747
Michaels Companies, Inc.
64,000 5.250%,  5/1/2028
h
53,370
NCL Corporation, Ltd.
36,000 3.625%,  12/15/2024
h
33,795
27,000 5.875%,  3/15/2026
h
23,354
102,000 5.875%,  2/15/2027
h
94,835
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
352,264
Nordstrom, Inc.
44,000 4.250%,  8/1/2031 33,040
PACCAR Financial Corporation
198,000 4.950%,  10/3/2025 200,493
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
h
82,474
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
97,123
50,000 7.750%,  2/15/2029
h
49,137
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
h
161,707
73,000 6.250%,  1/15/2028
h
69,233
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
90,000 5.750%,  1/15/2029
h
69,979
Royal Caribbean Cruises, Ltd.
40,000 11.500%,  6/1/2025
h
42,951
146,000 4.250%,  7/1/2026
h
126,655
91,000 9.250%,  1/15/2029
h
95,993
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
90,239
41,000 6.625%,  3/1/2030
h
36,522
SeaWorld Parks and
Entertainment, Inc.
39,000 5.250%,  8/15/2029
h
35,249
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
h
30,327
Staples, Inc.
75,000 7.500%,  4/15/2026
h
66,641
67,000 10.750%,  4/15/2027
h
50,753
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
52,261
Target Corporation
198,000 2.950%,  1/15/2052 146,707

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Cyclical (0.3%) - continued
Toll Brothers Finance Corporation
$ 135,000 3.800%,  11/1/2029 $ 121,270
Toyota Motor Credit Corporation
151,000 4.700%,  1/12/2033 153,488
Travel + Leisure Company
41,000 6.625%,  7/31/2026
h
40,687
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
h
20,080
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
48,923
VICI Properties, LP/VICI Note
Company, Inc.
367,000 4.625%,  6/15/2025
h
355,182
165,000 5.750%,  2/1/2027
h
164,134
90,000 3.750%,  2/15/2027
h
83,155
Viking Cruises, Ltd.
59,000 5.875%,  9/15/2027
h
50,255
Volkswagen Group of America
Finance, LLC
215,000 4.350%,  6/8/2027
h
209,857
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
80,726
Walmart, Inc.
198,000 4.500%,  9/9/2052 199,068
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
41,504
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
93,525
Total 12,253,618
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
66,000 9.000%,  1/30/2028
h
65,753
Abbott Laboratories
348,000 4.750%,  11/30/2036 362,515
AbbVie, Inc.
100,000 2.950%,  11/21/2026 94,633
100,000 4.500%,  5/14/2035 97,618
400,000 4.300%,  5/14/2036 380,139
140,000 4.850%,  6/15/2044 136,072
275,000 4.875%,  11/14/2048 269,085
Albertson's Companies, Inc.
124,000 4.625%,  1/15/2027
h
117,558
118,000 3.500%,  3/15/2029
h
101,775
Amgen, Inc.
150,000 4.200%,  2/22/2052 128,198
Anheuser-Busch Companies, LLC
285,000 4.700%,  2/1/2036 282,452
Anheuser-Busch InBev Worldwide,
Inc.
290,000 4.375%,  4/15/2038 275,030
Aramark Services, Inc.
143,000 5.000%,  2/1/2028
h
134,777
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 242,236
AstraZeneca plc
360,000 3.000%,  5/28/2051 274,137
Avantor Funding, Inc.
82,000 4.625%,  7/15/2028
h
77,292
B&G Foods, Inc.
40,000 5.250%,  9/15/2027 32,350
BAT Capital Corporation
66,000 7.750%,  10/19/2032 73,583
Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Bausch Health Companies, Inc.
$ 36,000 5.500%,  11/1/2025
f,h
$ 30,619
80,000 4.875%,  6/1/2028
h
51,426
90,000 11.000%,  9/30/2028
h
70,416
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 83,086
225,000 3.700%,  6/6/2027 218,809
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 283,261
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 310,020
Cargill, Inc.
196,000 3.125%,  5/25/2051
h
145,495
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 85,030
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
8,926
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
h
87,600
Community Health Systems, Inc.
23,000 8.000%,  12/15/2027
f,h
21,677
90,000 6.000%,  1/15/2029
h
78,998
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 199,625
180,000 2.875%,  5/1/2030 159,205
Coty, Inc.
64,000 5.000%,  4/15/2026
h
61,280
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
h
107,085
CVS Health Corporation
250,000 4.875%,  7/20/2035 248,654
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
56,821
Eli Lilly and Company
254,000 2.500%,  9/15/2060 169,482
Embecta Corporation
31,000 6.750%,  2/15/2030
h
27,893
Encompass Health Corporation
135,000 4.500%,  2/1/2028 126,016
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
76,075
H. J. Heinz Company
40,000 5.200%,  7/15/2045 39,112
HCA, Inc.
164,000 5.375%,  2/1/2025 164,619
265,000 3.500%,  9/1/2030 237,527
HLF Financing SARL, LLC
150,000 4.875%,  6/1/2029
h
109,688
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
242,658
Jazz Securities DAC
53,000 4.375%,  1/15/2029
h
48,354
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
h
152,390
142,000 5.500%,  1/15/2030
h
137,989
243,000 3.000%,  5/15/2032
h
192,657
Johnson & Johnson
265,000 4.375%,  12/5/2033 271,628

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Kimberly-Clark Corporation
$ 230,000 3.900%,  5/4/2047 $ 202,816
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 146,131
90,000 4.375%,  6/1/2046 78,588
Lamb Weston Holdings, Inc.
59,000 4.125%,  1/31/2030
h
53,174
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
97,913
166,000 5.450%,  11/1/2041 142,072
Medtronic, Inc.
200,000 4.375%,  3/15/2035 198,964
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
63,271
63,000 5.250%,  10/1/2029
h
52,749
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 218,509
Organon & Company
128,000 4.125%,  4/30/2028
h
115,770
Owens & Minor, Inc.
66,000 6.625%,  4/1/2030
h
58,364
PepsiCo, Inc.
125,000 4.200%,  7/18/2052
f
120,491
Performance Food Group, Inc.
77,000 4.250%,  8/1/2029
h
68,703
Perrigo Finance Unlimited
Company
165,000 4.375%,  3/15/2026 156,230
Pfizer, Inc.
256,000 2.700%,  5/28/2050 187,111
Philip Morris International, Inc.
126,000 5.125%,  11/17/2027 128,776
126,000 5.625%,  11/17/2029 131,596
Pilgrim's Pride Corporation
76,000 3.500%,  3/1/2032
h
61,932
Post Holdings, Inc.
80,000 5.750%,  3/1/2027
h
78,806
44,000 5.625%,  1/15/2028
h
42,350
36,000 5.500%,  12/15/2029
h
33,385
77,000 4.500%,  9/15/2031
h
66,413
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
h
86,352
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 245,896
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
118,320
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 51,750
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
103,988
Simmons Foods, Inc.
127,000 4.625%,  3/1/2029
h
107,675
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
61,681
70,000 5.500%,  7/15/2030
h
63,583
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
72,788
Sysco Corporation
250,000 6.600%,  4/1/2040 280,679
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 147,461
Principal
Amount Long-Term Fixed Income (10.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Teleflex, Inc.
$ 230,000 4.625%,  11/15/2027 $ 219,584
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,436
245,000 5.125%,  11/1/2027 235,813
65,000 6.125%,  10/1/2028 60,780
Teva Pharmaceutical Finance
Netherlands III BV
193,000 3.150%,  10/1/2026 173,156
Thermo Fisher Scientific, Inc.
225,000 2.000%,  10/15/2031 188,847
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 104,250
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
h
44,390
Zoetis, Inc.
288,000 4.700%,  2/1/2043 275,286
Total 12,636,153
Energy (0.3%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
h
53,152
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
80,750
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
25,000 7.625%,  12/15/2025
h
25,391
53,000 6.625%,  7/15/2026
h
52,205
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 312,454
150,000 3.543%,  4/6/2027 145,647
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 96,100
Callon Petroleum Company
75,000 8.250%,  7/15/2025 74,937
61,000 7.500%,  6/15/2030
h
59,017
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 130,991
215,000 2.950%,  7/15/2030 188,023
Cheniere Energy Partners, LP
533,000 4.500%,  10/1/2029 500,018
52,000 3.250%,  1/31/2032 43,411
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 79,028
Chesapeake Energy Corporation
136,000 6.750%,  4/15/2029
h
134,103
Chord Energy Corporation
65,000 6.375%,  6/1/2026
h
64,025
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
73,438
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
55,737
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
h
206,209
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
66,475
CrownRock Finance, Inc.
92,000 5.625%,  10/15/2025
h
89,700
Devon Energy Corporation
442,000 4.500%,  1/15/2030 427,299

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Energy (0.3%) - continued
DT Midstream, Inc.
$ 85,000 4.125%,  6/15/2029
h
$ 74,588
40,000 4.375%,  6/15/2031
h
34,989
Enbridge, Inc.
186,000 2.500%,  2/14/2025 176,983
Endeavor Energy Resources, LP/
EER Finance, Inc.
89,000 5.750%,  1/30/2028
h
87,220
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
h
55,000
Energy Transfer, LP
345,000 4.000%,  10/1/2027 330,419
90,000 4.900%,  3/15/2035 84,769
125,000 5.150%,  2/1/2043 111,900
255,000 6.000%,  6/15/2048 250,247
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 96,957
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 144,997
EQM Midstream Partners, LP
67,000 4.750%,  1/15/2031
h
56,670
EQT Corporation
199,000 6.125%,  2/1/2025 200,954
199,000 3.900%,  10/1/2027 188,787
Equinor ASA
265,000 3.000%,  4/6/2027 253,369
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 244,626
Ferrellgas, LP
65,000 5.375%,  4/1/2026
h
59,800
Genesis Energy LP/Genesis
Energy Finance Corporation
53,000 8.875%,  4/15/2030 53,861
Halliburton Company
175,000 4.850%,  11/15/2035 171,287
133,000 5.000%,  11/15/2045 126,531
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
149,530
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
108,913
46,000 5.500%,  10/15/2030
h
42,900
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
h
130,200
39,000 6.250%,  4/15/2032
h
35,999
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
h
88,988
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
94,575
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
60,813
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
h
119,886
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 120,616
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 64,619
MEG Energy Corporation
84,000 7.125%,  2/1/2027
h
86,159
Principal
Amount Long-Term Fixed Income (10.9%) Value
Energy (0.3%) - continued
MPLX, LP
$ 170,000 4.875%,  6/1/2025 $ 169,556
265,000 4.950%,  9/1/2032 260,933
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,877
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
97,250
National Fuel Gas Company
325,000 5.500%,  1/15/2026 326,441
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
38,265
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 79,161
Occidental Petroleum Corporation
55,000 8.500%,  7/15/2027 60,844
90,000 6.450%,  9/15/2036 94,647
Ovintiv Exploration, Inc.
230,000 5.375%,  1/1/2026 231,409
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
62,611
Range Resources Corporation
79,000 4.750%,  2/15/2030
h
70,765
SM Energy Company
58,000 6.625%,  1/15/2027 56,367
65,000 6.500%,  7/15/2028 61,829
Southwestern Energy Company
53,000 5.375%,  2/1/2029 49,801
48,000 5.375%,  3/15/2030 44,700
46,000 4.750%,  2/1/2032 40,550
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
57,000 5.875%,  3/1/2027 55,085
30,000 5.000%,  6/1/2031
h
26,099
Suncor Energy, Inc.
239,000 7.150%,  2/1/2032 267,763
Sunoco, LP/Sunoco Finance
Corporation
140,000 5.875%,  3/15/2028 137,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
115,000 5.500%,  1/15/2028
h
105,902
Targa Resources Corporation
232,000 4.200%,  2/1/2033 210,250
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
79,369
Transocean Proteus, Ltd.
36,000 6.250%,  12/1/2024
h
36,361
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
88,693
6,000 8.750%,  2/15/2030
h
6,186
USA Compression Partners, LP/
USA Compression Finance
Corporation
88,000 6.875%,  4/1/2026 86,368
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
70,310
90,000 6.250%,  1/15/2030
h
91,690
45,000 4.125%,  8/15/2031
h
39,895
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
55,022

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Energy (0.3%) - continued
Weatherford International, Ltd.
$ 90,000 8.625%,  4/30/2030
h
$ 90,847
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 133,700
70,000 5.500%,  8/15/2048 60,819
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 127,545
250,000 7.500%,  1/15/2031 284,069
Total 10,712,441
Financials (1.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
53,000 7.000%,  11/15/2025
h
50,423
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
265,000 3.500%,  1/15/2025 254,764
350,000 3.875%,  1/23/2028 327,066
160,000 3.400%,  10/29/2033 131,877
Air Lease Corporation
390,000 3.000%,  2/1/2030 335,892
107,000 2.875%,  1/15/2032 87,888
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
195,473
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
h
37,413
Ally Financial, Inc.
350,000 5.750%,  11/20/2025 347,849
260,000 8.000%,  11/1/2031 286,350
American Express Company
250,000 2.250%,  3/4/2025 237,848
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 310,147
American International Group, Inc.
192,000 3.900%,  4/1/2026 188,075
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
70,173
Ares Capital Corporation
114,000 3.250%,  7/15/2025 107,326
275,000 3.875%,  1/15/2026 258,683
150,000 2.150%,  7/15/2026 131,080
Associated Banc-Corporation
75,000 4.250%,  1/15/2025 73,206
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
d,h
229,680
Aviation Capital Group, LLC
380,000 5.500%,  12/15/2024
h
376,351
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
h
271,695
25,000 4.250%,  4/15/2026
h
23,741
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
h
275,605
Banco Santander SA
200,000 4.175%,  3/24/2028
d
190,557
Bank of America Corporation
9,000 3.550%,  3/5/2024
d
8,986
238,000 5.080%,  1/20/2027
d
238,875
180,000 1.734%,  7/22/2027
d
161,282
285,000 3.824%,  1/20/2028
d
274,369
180,000 2.087%,  6/14/2029
d
156,870
125,000 3.974%,  2/7/2030
d
118,217
300,000 2.496%,  2/13/2031
d
255,188
Principal
Amount Long-Term Fixed Income (10.9%) Value
Financials (1.0%) - continued
$ 400,000 1.922%,  10/24/2031
d
$ 321,783
200,000 2.972%,  2/4/2033
d
170,556
398,000 4.571%,  4/27/2033
d
384,575
265,000 3.846%,  3/8/2037
d
230,930
Bank of Montreal
213,000 1.500%,  1/10/2025 200,059
Bank of Nova Scotia
65,000 4.850%,  2/1/2030
c
65,126
Barclays plc
280,000 4.972%,  5/16/2029
d
273,130
200,000 5.746%,  8/9/2033
d
201,421
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 190,855
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 199,387
BNP Paribas SA
333,000 3.132%,  1/20/2033
d,h
281,437
BPCE SA
350,000 3.500%,  10/23/2027
h
323,076
Camden Property Trust
275,000 3.150%,  7/1/2029 253,773
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 269,090
175,000 2.636%,  3/3/2026
d
165,722
Centene Corporation
95,000 4.250%,  12/15/2027 91,131
50,000 4.625%,  12/15/2029 47,503
170,000 3.000%,  10/15/2030 145,350
340,000 2.625%,  8/1/2031 278,445
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 302,391
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 118,096
Citigroup, Inc.
254,000 0.981%,  5/1/2025
d
240,543
335,000 4.400%,  6/10/2025 332,381
186,000 1.281%,  11/3/2025
d
173,444
168,000 3.200%,  10/21/2026 159,175
326,000 3.668%,  7/24/2028
d
308,784
126,000 4.125%,  7/25/2028 120,869
50,000 3.520%,  10/27/2028
d
46,836
281,000 4.910%,  5/24/2033
d
277,476
Coinbase Global, Inc.
27,000 3.625%,  10/1/2031
h
15,727
Commerzbank AG
230,000 8.125%,  9/19/2023
h
232,108
Corebridge Financial, Inc.
265,000 4.400%,  4/5/2052
h
226,924
100,000 4.350%,  4/5/2042
h
86,776
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
h
140,082
Credit Agricole SA
238,000 6.875%,  9/23/2024
d,h,l
235,280
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
d,h,l
184,500
350,000 2.193%,  6/5/2026
d,h
307,536
Danske Bank AS
200,000 0.976%,  9/10/2025
d,h
184,217
Deutsche Bank AG
27,000 4.296%,  5/24/2028
d
26,395
300,000 3.729%,  1/14/2032
d
241,090

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Financials (1.0%) - continued
Discover Bank
$ 290,000 4.682%,  8/9/2028
d
$ 278,740
Discover Financial Services
64,000 6.700%,  11/29/2032 68,319
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
110,679
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 81,799
230,000 4.625%,  5/15/2042 221,848
EPR Properties
130,000 4.950%,  4/15/2028 117,552
190,000 3.600%,  11/15/2031 146,885
ERP Operating, LP
32,000 3.375%,  6/1/2025 31,022
First Horizon Bank
90,000 5.750%,  5/1/2030 91,178
First Horizon National Corporation
255,000 4.000%,  5/26/2025 249,194
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 298,745
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
h
70,664
33,000 9.750%,  8/1/2027
h
33,925
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
h
145,456
250,000 3.400%,  1/15/2026 228,444
Genworth Mortgage Holdings, Inc.
50,000 6.500%,  8/15/2025
h
49,250
Global Net Lease, Inc.
190,000 3.750%,  12/15/2027
h
160,599
goeasy, Ltd.
27,000 5.375%,  12/1/2024
h
25,844
Goldman Sachs Group, Inc.
132,000 5.700%,  11/1/2024 133,935
203,000 1.948%,  10/21/2027
d
181,711
80,000 1.992%,  1/27/2032
d
64,033
598,000 3.102%,  2/24/2033
d
512,463
165,000 4.750%,  10/21/2045 159,576
HCP, Inc.
53,000 3.400%,  2/1/2025 51,314
HSBC Holdings plc
316,000 1.162%,  11/22/2024
d
304,674
525,000 3.803%,  3/11/2025
d
515,159
225,000 2.999%,  3/10/2026
d
214,297
200,000 3.900%,  5/25/2026 193,187
200,000 5.402%,  8/11/2033
d
199,737
HUB International, Ltd.
35,000 7.000%,  5/1/2026
h
34,651
87,000 5.625%,  12/1/2029
h
77,854
Humana, Inc.
135,000 2.150%,  2/3/2032 109,596
Icahn Enterprises, LP
79,000 4.750%,  9/15/2024 77,124
125,000 6.375%,  12/15/2025 123,907
20,000 6.250%,  5/15/2026 19,730
85,000 5.250%,  5/15/2027 79,143
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 98,219
132,000 4.350%,  6/15/2029 130,311
Principal
Amount Long-Term Fixed Income (10.9%) Value
Financials (1.0%) - continued
Intesa Sanpaolo SPA
$ 27,000 5.017%,  6/26/2024
h
$ 26,341
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 129,609
iStar, Inc.
105,000 4.250%,  8/1/2025 104,212
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
d
204,810
276,000 1.578%,  4/22/2027
d
248,053
210,000 2.947%,  2/24/2028
d
194,860
375,000 4.203%,  7/23/2029
d
361,828
250,000 2.522%,  4/22/2031
d
213,657
300,000 1.953%,  2/4/2032
d
241,084
265,000 4.586%,  4/26/2033
d
257,244
198,000 4.912%,  7/25/2033
d
197,275
195,000 3.882%,  7/24/2038
d
171,747
Jefferies Finance, LLC
69,000 5.000%,  8/15/2028
h
58,522
KeyBank NA/Cleveland, OH
119,000 5.000%,  1/26/2033 119,302
KeyCorp
95,000 3.878%,  5/23/2025
d
93,309
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 260,062
Lloyds Banking Group plc
350,000 3.870%,  7/9/2025
d
342,789
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
107,400
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
d,h
198,222
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
217,271
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
d
232,005
250,000 2.048%,  7/17/2030 205,171
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
h
63,725
Morgan Stanley
50,000 2.630%,  2/18/2026
d
47,513
180,000 2.188%,  4/28/2026
d
169,157
210,000 4.350%,  9/8/2026 205,867
273,000 5.050%,  1/28/2027
d
273,948
276,000 3.591%,  7/22/2028
d
261,090
290,000 3.622%,  4/1/2031
d
266,748
232,000 5.297%,  4/20/2037
d
224,998
230,000 2.802%,  1/25/2052
d
158,156
MPT Operating Partnership, LP
80,000 4.625%,  8/1/2029 62,200
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 162,538
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
61,215
NatWest Group plc
200,000 4.445%,  5/8/2030
d
190,561
Navient Corporation
40,000 5.000%,  3/15/2027 36,503
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
116,000 4.500%,  9/30/2028
h
88,113

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Financials (1.0%) - continued
New York Life Global Funding
$ 196,000 4.550%,  1/28/2033
h
$ 196,553
Northern Trust Corporation
281,000 4.000%,  5/10/2027 278,007
Office Properties Income Trust
27,000 4.250%,  5/15/2024 26,203
29,000 2.650%,  6/15/2026 23,296
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 258,286
225,000 3.375%,  2/1/2031 182,047
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 99,686
118,000 3.875%,  9/15/2028 99,120
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 84,775
Owl Rock Core Income
Corporation
166,000 4.700%,  2/8/2027 151,924
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
82,674
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
h
91,637
PennyMac Financial Services, Inc.
50,000 4.250%,  2/15/2029
h
41,092
Pine Street Trust I
198,000 4.572%,  2/15/2029
h
190,157
PNC Financial Services Group,
Inc.
265,000 4.626%,  6/6/2033
d
256,231
PRA Group, Inc.
49,000 7.375%,  9/1/2025
h
48,588
33,000 8.375%,  2/1/2028
c,h
33,167
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
238,476
Prologis, LP
300,000 2.875%,  11/15/2029 269,770
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
235,091
100,000 3.700%,  3/13/2051 82,581
Radian Group, Inc.
85,000 4.875%,  3/15/2027 80,854
Realty Income Corporation
85,000 4.125%,  10/15/2026 83,585
228,000 5.625%,  10/13/2032 241,712
100,000 2.850%,  12/15/2032 85,491
Regency Centers, LP
220,000 4.125%,  3/15/2028 209,293
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
h
30,145
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
101,243
Royal Bank of Canada
95,000 5.000%,  2/1/2033 96,436
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
315,917
Service Properties Trust
38,000 4.650%,  3/15/2024 37,002
21,000 4.350%,  10/1/2024 19,803
55,000 7.500%,  9/15/2025 54,081
90,000 5.500%,  12/15/2027 79,704
Principal
Amount Long-Term Fixed Income (10.9%) Value
Financials (1.0%) - continued
Simon Property Group, LP
$ 250,000 3.800%,  7/15/2050 $ 201,241
SLM Corporation
40,000 4.200%,  10/29/2025 37,302
Societe Generale SA
138,000 4.750%,  11/24/2025
h
134,276
Spirit Realty, LP
325,000 2.100%,  3/15/2028 271,951
Standard Chartered plc
327,000 1.822%,  11/23/2025
d,h
303,902
State Street Corporation
65,000 4.821%,  1/26/2034
d
65,330
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 117,693
200,000 5.710%,  1/13/2030 208,163
125,000 1.710%,  1/12/2031 98,302
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
h
354,115
Toronto-Dominion Bank
198,000 5.156%,  1/10/2028 202,028
U.S. Bancorp
132,000 5.727%,  10/21/2026
d
135,628
UBS Group AG
200,000 4.488%,  5/12/2026
d,h
197,027
200,000 4.703%,  8/5/2027
d,h
197,405
UDR, Inc.
275,000 2.100%,  8/1/2032 215,786
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
h
19,642
53,000 5.500%,  4/15/2029
h
45,572
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 151,140
198,000 4.750%,  5/15/2052 196,084
66,000 4.950%,  5/15/2062 66,396
455,000 4.625%,  7/15/2035 459,531
USI, Inc./NY
27,000 6.875%,  5/1/2025
h
26,873
Wells Fargo & Company
125,000 3.000%,  2/19/2025 120,544
150,000 3.000%,  4/22/2026 142,426
168,000 3.000%,  10/23/2026 158,563
199,000 3.526%,  3/24/2028
d
189,250
500,000 2.393%,  6/2/2028
d
453,136
323,000 4.900%,  11/17/2045 306,535
Welltower, Inc.
270,000 2.050%,  1/15/2029 226,874
Willis North America, Inc.
265,000 4.650%,  6/15/2027 262,259
XHR, LP
33,000 6.375%,  8/15/2025
h
32,508
36,000 4.875%,  6/1/2029
h
31,950
Total 36,248,856
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
166,605
Total 166,605

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,737,500 2.500%,  5/1/2051 $ 3,288,334
1,721,395 3.500%,  5/1/2052 1,615,825
2,498,816 4.000%,  5/1/2052 2,433,557
3,750,169 3.500%,  6/1/2052 3,519,656
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,440,590 2.500%,  7/1/2030 1,370,382
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 5.000%,  3/1/2038
c
506,824
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,538,794 3.000%,  12/1/2036 1,470,724
1,320,473 3.000%,  8/1/2038 1,250,671
1,908,267 3.500%,  5/1/2040 1,837,188
2,245,102 2.500%,  4/1/2042 2,019,552
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,451,502 3.000%,  1/1/2052 4,050,069
494,355 2.000%,  2/1/2051
c
417,792
755,058 2.000%,  2/1/2051
c
638,779
2,429,315 2.500%,  2/1/2051 2,148,756
2,717,899 2.500%,  2/1/2051 2,396,362
8,312,508 2.000%,  3/1/2051 7,018,102
4,545,857 3.000%,  3/1/2052 4,143,924
5,383,431 2.000%,  4/1/2051 4,544,249
4,497,859 2.500%,  4/1/2051 3,966,226
2,672,047 3.000%,  4/1/2051 2,438,912
2,826,470 3.000%,  5/1/2050 2,602,658
914,279 2.000%,  5/1/2051
c
771,775
2,701,312 3.000%,  5/1/2051 2,497,687
1,759,147 3.000%,  6/1/2050 1,637,528
4,252,872 2.500%,  7/1/2051 3,742,270
1,182,640 3.500%,  7/1/2051 1,125,003
1,475,265 3.500%,  8/1/2050 1,404,723
1,502,444 3.500%,  9/1/2052 1,415,071
4,246,801 4.000%,  10/1/2052 4,123,274
929,954 2.000%,  11/1/2051
c
783,513
3,720,534 2.000%,  12/1/2050
c
3,148,451
5,838,714 2.500%,  12/1/2051 5,143,288
2,586,941 4.500%,  12/1/2052 2,580,296
150,000 5.500%,  2/1/2041
c
152,426
3,850,000 5.000%,  2/1/2042
c
3,864,137
3,500,000 4.500%,  2/1/2049
c,m
3,456,250
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,067,572 3.500%,  7/1/2061 994,664
2,220,704 4.000%,  12/1/2061 2,143,163
Total 92,662,061
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 122,698
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 312,732
Principal
Amount Long-Term Fixed Income (10.9%) Value
Technology (0.2%) - continued
Apple, Inc.
$ 232,000 2.650%,  2/8/2051 $ 164,131
485,000 3.750%,  9/12/2047 425,572
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
87,177
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
63,014
266,000 3.137%,  11/15/2035
h
206,511
220,000 3.187%,  11/15/2036
h
168,222
180,000 4.926%,  5/15/2037
h
165,215
Cloud Software Group Holdings,
Inc.
74,000 6.500%,  3/31/2029
h
64,942
CommScope Technologies
Finance, LLC
159,000 6.000%,  6/15/2025
h
150,578
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
47,001
Dell International, LLC/EMC
Corporation
7,000 5.450%,  6/15/2023 7,008
465,000 6.020%,  6/15/2026 478,251
Fiserv, Inc.
250,000 2.250%,  6/1/2027 227,477
180,000 2.650%,  6/1/2030 156,917
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
76,330
165,000 3.750%,  10/1/2030
h
146,231
Global Payments, Inc.
198,000 5.300%,  8/15/2029 198,502
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
70,615
101,000 4.875%,  9/15/2029
h
91,217
90,000 5.250%,  7/15/2030
h
81,445
96,000 4.500%,  2/15/2031
h
82,261
KLA Corporation
199,000 3.300%,  3/1/2050 154,436
Mastercard, Inc.
170,000 3.950%,  2/26/2048 156,915
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 168,570
Microsoft Corporation
95,000 3.041%,  3/17/2062 71,927
200,000 3.700%,  8/8/2046 181,304
Minerva Merger Sub, Inc.
93,000 6.500%,  2/15/2030
h
77,052
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
113,750
NCR Corporation
140,000 6.125%,  9/1/2029
f,h
138,600
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,025
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 80,781
180,000 3.250%,  5/11/2041 133,546
Open Text Corporation
105,000 4.125%,  2/15/2030
h
88,418
Oracle Corporation
132,000 6.900%,  11/9/2052 152,690
330,000 6.150%,  11/9/2029 352,722
250,000 3.850%,  7/15/2036 215,752
380,000 4.000%,  7/15/2046 301,224

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Technology (0.2%) - continued
PTC, Inc.
$ 70,000 3.625%,  2/15/2025
h
$ 67,125
40,000 4.000%,  2/15/2028
h
37,265
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
33,160
Seagate HDD Cayman
164,185 9.625%,  12/1/2032
h
185,913
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
h
65,361
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,411
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
173,114
Texas Instruments, Inc.
155,000 4.150%,  5/15/2048 147,547
VeriSign, Inc.
110,000 4.750%,  7/15/2027 109,046
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
57,585
Visa, Inc.
266,000 2.000%,  8/15/2050 169,822
225,000 2.700%,  4/15/2040 179,878
VMware, Inc.
175,000 4.650%,  5/15/2027 173,198
180,000 2.200%,  8/15/2031 142,658
Total 7,628,842
Transportation (0.1%)
Air Canada Pass Through Trust
25,873 3.875%,  3/15/2023
h
25,782
Allegiant Travel Company
60,000 7.250%,  8/15/2027
h
58,657
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
h
21,545
American Airlines, Inc.
175,000 11.750%,  7/15/2025
h
194,785
183,000 5.500%,  4/20/2026
h
179,399
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
70,000 5.375%,  3/1/2029
f,h
62,580
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 143,725
140,000 5.750%,  5/1/2040 154,030
100,000 4.450%,  3/15/2043 95,555
CSX Corporation
170,000 3.800%,  4/15/2050 140,481
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
h
41,165
16,000 7.375%,  1/15/2026 16,653
284,000 4.750%,  10/20/2028
h
276,704
Hawaiian Brand Intellectual
Property, Ltd.
18,000 5.750%,  1/20/2026
h
17,190
Hertz Corporation
87,000 4.625%,  12/1/2026
h
77,430
104,000 5.000%,  12/1/2029
h
85,020
Kansas City Southern
132,000 4.700%,  5/1/2048 123,560
Mileage Plus Holdings, LLC
298,800 6.500%,  6/20/2027
h
301,881
Norfolk Southern Corporation
198,000 4.450%,  3/1/2033
c
196,997
Principal
Amount Long-Term Fixed Income (10.9%) Value
Transportation (0.1%) - continued
Ryder System, Inc.
$ 133,000 2.850%,  3/1/2027 $ 122,619
Southwest Airlines Company
368,000 2.625%,  2/10/2030 321,906
Union Pacific Corporation
265,000 2.973%,  9/16/2062 183,111
United Airlines, Inc.
74,000 4.375%,  4/15/2026
h
70,251
62,000 4.625%,  4/15/2029
h
56,551
VistaJet Malta Finance plc/XO
Management Holding, Inc.
82,000 6.375%,  2/1/2030
h
72,316
XPO Escrow Sub, LLC
80,000 7.500%,  11/15/2027
h
82,208
Total 3,122,101
U.S. Government & Agencies (3.8%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 258,719
255,000 4.000%,  11/15/2052 272,691
4,485,000 2.250%,  11/15/2027 4,214,323
5,600,000 3.875%,  12/31/2027 5,663,438
7,300,000 2.875%,  5/15/2028 7,037,371
1,510,000 5.250%,  11/15/2028 1,637,701
4,600,000 1.625%,  8/15/2029 4,096,875
4,100,000 1.500%,  2/15/2030 3,599,031
250,000 0.875%,  11/15/2030 206,621
4,680,000 1.375%,  11/15/2031 3,945,642
1,175,000 4.375%,  5/15/2040 1,287,038
6,780,000 3.000%,  5/15/2042 6,063,863
224,000 4.000%,  11/15/2042 231,490
12,618,000 2.500%,  5/15/2046 10,134,324
10,050,000 2.875%,  5/15/2049 8,675,191
U.S. Treasury Notes
9,640,000 0.125%,  8/31/2023 9,387,327
500,000 0.125%,  10/15/2023 484,004
6,040,000 0.750%,  12/31/2023 5,824,353
6,270,000 2.500%,  1/31/2024 6,133,579
2,610,000 3.000%,  6/30/2024 2,554,741
1,585,000 2.125%,  7/31/2024 1,530,825
2,490,000 2.250%,  11/15/2024 2,402,461
4,360,000 2.125%,  11/30/2024 4,194,967
700,000 1.375%,  1/31/2025 662,648
17,550,000 2.875%,  5/31/2025 17,087,256
250,000 0.250%,  8/31/2025 227,402
5,715,000 2.625%,  1/31/2026 5,518,547
3,990,000 0.500%,  2/28/2026 3,605,183
20,870,000 2.500%,  2/28/2026 20,050,690
5,000,000 0.500%,  4/30/2027 4,382,422
Total 141,370,723
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
h
240,832
Ameren Illinois Company
270,000 4.500%,  3/15/2049 262,084
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 111,125
Appalachian Power Company
92,000 3.300%,  6/1/2027 88,144

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.9%) Value
Utilities (0.2%) - continued
Berkshire Hathaway Energy
Company
$ 265,000 4.600%,  5/1/2053
h
$ 248,933
155,000 4.500%,  2/1/2045 143,867
Calpine Corporation
75,000 4.500%,  2/15/2028
h
69,207
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 205,616
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,192
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 104,289
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 57,604
175,000 4.125%,  5/15/2049 151,400
Consumers Energy Company
325,000 4.350%,  4/15/2049 302,584
DTE Electric Company
95,000 3.700%,  3/15/2045 80,455
135,000 3.700%,  6/1/2046 111,444
DTE Energy Company
250,000 4.220%,  11/1/2024 247,085
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 204,788
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 115,220
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 139,321
Edison International
275,000 5.750%,  6/15/2027 281,932
Exelon Corporation
190,000 4.700%,  4/15/2050 179,303
376,000 4.450%,  4/15/2046 339,592
FirstEnergy Corporation
165,000 5.350%,  7/15/2047 152,213
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 81,194
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
126,943
Mississippi Power Company
185,000 3.950%,  3/30/2028 178,283
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 141,609
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
h
111,301
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 256,253
NRG Energy, Inc.
125,000 3.375%,  2/15/2029
h
103,341
198,000 4.450%,  6/15/2029
h
181,193
35,000 5.250%,  6/15/2029
h
31,588
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 214,725
179,000 4.550%,  7/1/2030 166,948
PG&E Corporation
86,000 5.000%,  7/1/2028 80,586
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 121,043
Principal
Amount Long-Term Fixed Income (10.9%) Value
Utilities (0.2%) - continued
Public Service Company of
Colorado
$ 199,000 4.500%,  6/1/2052 $ 191,012
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 293,300
Southern California Edison
Company
185,000 4.000%,  4/1/2047 155,262
Southern Company
66,000 4.475%,  8/1/2024 65,302
150,000 3.250%,  7/1/2026 142,661
265,000 5.113%,  8/1/2027 269,574
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 133,144
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 84,955
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
117,415
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 255,310
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
h
181,442
100,000 5.000%,  7/31/2027
h
94,108
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 147,529
Total 7,833,251
Total Long-Term Fixed Income
(cost $431,370,095) 404,009,792
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
5,407,513 Thrivent Cash Management Trust 5,407,513
Total Collateral Held for
Securities Loaned
(cost $5,407,513) 5,407,513
Shares or
Principal
Amount Short-Term Investments ( 11.2% ) Value
Federal Home Loan Bank Discount
Notes
4,000,000 4.170%, 2/8/2023
n,o
3,996,511
1,300,000 4.171%, 2/10/2023
n,o
1,298,510
22,800,000 4.235%, 2/15/2023
n,o
22,760,243
900,000 4.295%, 3/7/2023
n,o
896,118
1,700,000 4.450%, 3/15/2023
n,o
1,690,947
Thrivent Core Short-Term Reserve
Fund
38,605,002 4.830% 386,050,015
U.S. Treasury Bills
2,100,000 4.162%, 2/23/2023
n,p
2,094,286
Total Short-Term Investments
(cost $418,653,959) 418,786,630
Total Investments (cost
$3,296,641,795) 100.5% $3,743,150,237
Other Assets and Liabilities, Net
(0.5%) (17,084,204)
Total Net Assets 100.0% $3,726,066,033

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $69,408,738 or
1.9% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of January
31, 2023 was $217,271 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 758,114
Common Stock 4,695,447
Total lending $5,453,561
Gross amount payable upon return of
collateral for securities loaned $5,407,513
Net amounts due to counterparty $(46,048)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,000,866 – 912,365 88,501
Capital Goods 2,309,141 – 2,229,146 79,995
Communications Services 4,234,522 – 3,969,564 264,958
Consumer Cyclical 5,085,877 – 5,085,877 –
Consumer Non-Cyclical 3,222,433 – 3,222,433 –
Energy 617,852 – 617,852 –
Financials 1,884,752 – 1,884,752 –
Technology 5,267,392 – 5,267,392 –
Transportation 1,603,802 – 1,603,802 –
Utilities 193,714 – 193,714 –
Registered Investment Companies
Unaffiliated 31,989,334 31,989,334 – –
Affiliated 1,556,402,615 1,556,402,615 – –
Common Stock
Communications Services 37,398,825 37,394,964 3,861 –
Consumer Discretionary 101,700,552 101,700,552 – –
Consumer Staples 45,486,985 45,486,985 – –
Energy 48,145,135 48,145,135 – –
Financials 140,041,408 138,565,239 1,476,169 –
Health Care 133,828,288 133,828,288 – –
Industrials 143,493,027 140,643,493 2,849,534 –
Information Technology 163,698,864 161,677,564 2,021,300 –
Materials 41,828,367 40,574,346 1,254,021 –
Real Estate 46,243,702 46,243,702 – –
Utilities 26,798,766 26,798,766 – –
Long-Term Fixed Income
Asset-Backed Securities 20,319,585 – 20,319,585 –
Basic Materials 3,258,094 – 3,258,094 –
Capital Goods 7,621,106 – 7,621,106 –
Collateralized Mortgage Obligations 21,119,338 – 21,119,338 –
Commercial Mortgage-Backed Securities 15,279,873 – 15,279,873 –
Communications Services 11,777,145 – 11,777,145 –
Consumer Cyclical 12,253,618 – 12,253,618 –
Consumer Non-Cyclical 12,636,153 – 12,636,153 –
Energy 10,712,441 – 10,712,441 –
Financials 36,248,856 – 36,248,856 –
Foreign Government 166,605 – 166,605 –
Mortgage-Backed Securities 92,662,061 – 92,662,061 –
Technology 7,628,842 – 7,628,842 –
Transportation 3,122,101 – 3,122,101 –
U.S. Government & Agencies 141,370,723 – 141,370,723 –
Utilities 7,833,251 – 7,833,251 –
Short-Term Investments 32,736,615 – 32,736,615 –
Subtotal Investments in Securities $ 2,979,222,626 $2,509,450,983 $469,338,189 $433,454
Other Investments  * Total
Affiliated Short-Term Investments 386,050,015
Affiliated Registered Investment Companies 372,470,083
Collateral Held for Securities Loaned 5,407,513
Subtotal Other Investments $763,927,611
Total Investments at Value $3,743,150,237
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,568,207 16,568,207 – –
Credit Default Swaps 1,322,504 – 1,322,504 –
Total Asset Derivatives $ 17,890,711 $16,568,207 $1,322,504 $–
Liability Derivatives
Futures Contracts 20,420,601 20,420,601 – –
Call Options Written 5,907 – – 5,907
Credit Default Swaps 117,278 – 117,278 –
Total Liability Derivatives $20,543,786 $20,420,601 $117,278 $5,907
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $22,556,192 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 111 March 2023 $ 12,494,795 $ 216,440
CBOT 2-Yr. U.S. Treasury Note 102 March 2023 20,899,106 77,035
CBOT 5-Yr. U.S. Treasury Note 132 March 2023 14,253,318 166,651
CBOT U.S. Long Bond 75 March 2023 9,395,130 345,495
CME E-mini S&P 500 Index 2,486 March 2023 496,922,979 11,464,021
CME Ultra Long Term U.S. Treasury Bond 125 March 2023 16,691,821 1,026,929
ICE mini MSCI EAFE Index 418 March 2023 41,646,197 2,640,903
ICE US mini MSCI Emerging Markets Index 231 March 2023 11,525,057 540,073
Ultra 10-Yr. U.S. Treasury Note 33 March 2023 3,909,043 90,660
Total Futures Long Contracts $ 627,737,446 $ 16,568,207
CBOT 2-Yr. U.S. Treasury Note (85) March 2023 ( $ 17,410,794) ( $ 69,323)
CME E-mini Russell 2000 Index (1,197) March 2023 (108,898,316) (7,174,774)
CME E-mini S&P Mid-Cap 400 Index (846) March 2023 (212,148,880) (13,132,460)
Ultra 10-Yr. U.S. Treasury Note (16) March 2023 (1,895,206) (44,044)
Total Futures Short Contracts ( $ 340,353,196) ($20,420,601)
Total Futures Contracts $ 287,384,250 ($3,852,394)

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.60) $ 98.94 February 2023 ( $ 2,567,500) ( $ 5,907) $ 11,156
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,907) $11,156
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of January 31, 2023. Investments totaling
$2,094,286 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,600,000 $ – ( $ 117,278) ( $ 117,278)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (19,050,000) – 1,322,504 1,322,504
Total Credit Default Swaps $– $1,205,226 $1,205,226
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,562 $495 $– $34,218 4,381 0.9%
Core Emerging Markets Equity 51,668 2,130 – 63,556 7,214 1.7
Core International Equity 60,909 1,656 – 71,378 7,553 1.9
Core Low Volatility Equity 128,528 12,860 – 132,610 11,746 3.6
Core Small Cap Value 65,976 792 – 70,709 7,135 1.9
Global Stock, Class S 158,393 5,563 – 174,349 7,128 4.7
High Yield, Class S 22,057 332 – 23,115 5,624 0.7
Income, Class S 61,780 617 – 67,335 8,282 1.8
International Allocation, Class S 229,106 5,244 – 270,087 27,988 7.2
Large Cap Growth, Class S 289,984 20,708 – 307,408 22,471 8.3
Large Cap Value, Class S 323,459 19,862 – 347,487 12,851 9.3
Limited Maturity Bond, Class S 36,511 249 – 37,734 3,155 1.0
Mid Cap Stock, Class S 237,376 6,538 – 257,387 7,697 6.9
Small Cap Stock, Class S 65,509 5,688 – 71,500 2,459 1.9
Total Affiliated Registered Investment
Companies 1,761,818 1,928,873 51.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 343,488 235,704 193,142 386,050 38,605 10.4
Total Affiliated Short-Term Investments 343,488 386,050 10.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,871 162,457 167,920 5,408 5,408 0.2
Total Collateral Held for Securities Loaned 10,871 5,408 0.2
Total Value $2,116,177 $2,320,331
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,161 $– $495
Core Emerging Markets Equity – 9,758 – 2,130
Core International Equity – 8,813 – 1,656
Core Low Volatility Equity Fund – (8,778) 10,265 2,595
Core Small Cap Value – 3,941 – 792
Global Stock, Class S – 10,393 3,459 2,105
High Yield, Class S – 726 – 331
Income, Class S – 4,938 – 614
International Allocation, Class S – 35,737 – 5,244
Large Cap Growth, Class S – (3,284) 20,708 –
Large Cap Value, Class S – 4,166 13,955 5,907
Limited Maturity Bond, Class S – 974 – 250
Mid Cap Stock, Class S – 13,473 5,665 873
Small Cap Stock, Class S – 302 5,415 274
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% – – – 4,115
Total Income/Non Income Cash from Affiliated Investments $27,381
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total $– $84,320 $59,467

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 159,000
0.000%,  (LIBOR 1M +
1.750%), 9/4/2027
b,c,d
$ 158,752
Grinding Media, Inc., Term Loan
90,770
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
d,e
88,501
Hyperion Materials &
Technologies, Inc., Term Loan
80,397
9.193%,  (LIBOR 1M +
4.500%), 8/30/2028
d
79,517
INEOS US Petrochem, LLC, Term
Loan
230,789
7.320%,  (LIBOR 1M +
2.750%), 1/29/2026
b,c,d
230,039
Lummus Technology Holdings V,
LLC, Term Loan
82,978
8.070%,  (LIBOR 1M +
3.500%), 6/30/2027
d
81,111
Nouryon USA, LLC, Term Loan
267,011
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
d
264,008
Spectrum Group Buyer, Inc., Term
Loan
82,680
11.324%,  (TSFR1M +
6.500%), 5/19/2028
d
77,857
Total 979,785
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
129,732
6.676%,  (TSFR1M +
2.000%), 7/22/2029
d
129,307
Berry Global, Inc., Term Loan
159,000
0.000%,  (LIBOR 1M +
1.750%), 7/1/2026
b,c,d
158,548
Brookfield WEC Holdings, Inc.,
Term Loan
197,496
7.320%,  (LIBOR 1M +
2.750%), 8/1/2025
d
197,127
BW Holding, Inc., Term Loan
85,584
8.549%,  (LIBOR 1M +
4.000%), 12/14/2028
d
77,293
Charter Next Generation, Inc.,
Term Loan
93,761
8.320%,  (LIBOR 1M +
3.750%), 12/1/2027
d
93,141
Clydesdale Acquisition Holdings,
Inc., Term Loan
228,426
8.836%,  (TSFR1M +
4.175%), 4/13/2029
d
224,104
Cornerstone Building Brands, Inc.,
Term Loan
145,629
7.709%,  (LIBOR 1M +
3.250%), 4/12/2028
d
135,746
Foley Products Company, LLC,
Term Loan
82,984
9.480%,  (SOFRRATE +
4.750%), 2/16/2029
d
81,376
Ingersoll-Rand Services Company,
Term Loan
132,659
6.411%,  (LIBOR 1M +
1.750%), 2/28/2027
d
132,114
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.2%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 155,589
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
d
$ 154,033
Quikrete Holdings, Inc., Term Loan
92,761
7.195%,  (LIBOR 1M +
2.625%), 1/31/2027
d
92,158
168,725
7.570%,  (LIBOR 1M +
3.000%), 3/18/2029
d
167,977
Smyrna Ready Mix Concrete, LLC,
Term Loan
80,398
8.911%,  (TSFR1M +
4.250%), 4/1/2029
d,e
79,996
TK Elevator US Newco, Inc., Term
Loan
135,000
0.000%,  (LIBOR 6M +
3.500%), 7/31/2027
b,c,d
132,450
TransDigm, Inc., Term Loan
313,791
0.000%,  (LIBOR 3M +
2.250%), 12/9/2025
d
312,972
Vertiv Group Corporation, Term
Loan
132,661
7.119%,  (LIBOR 1M +
2.750%), 3/2/2027
d
131,998
Total 2,300,340
Communications Services (0.4%)
Altice France SA, Term Loan
275,281
8.650%,  (LIBOR 2M +
4.000%), 8/14/2026
d,e
264,958
CCI Buyer, Inc., Term Loan
106,728
8.580%,  (LIBOR 3M +
4.000%), 12/17/2027
d
104,683
Cengage Learning, Inc., Term
Loan
88,177
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
d
83,900
Charter Communications
Operating, LLC, Term Loan
332,142
6.320%,  (LIBOR 1M +
1.750%), 2/1/2027
d
330,856
Clear Channel Outdoor Holdings,
Inc., Term Loan
212,432
8.325%,  (LIBOR 1M +
3.500%), 8/21/2026
d
201,711
CMG Media Corporation, Term
Loan
251,558
8.230%,  (LIBOR 3M +
3.500%), 12/17/2026
d
238,143
Connect Finco SARL, Term Loan
81,000
0.000%,  (LIBOR 1M +
3.500%), 12/12/2026
b,c,d
80,325
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
9.119%,  (LIBOR 1M +
4.750%), 4/27/2027
d
80,176
CSC Holdings, LLC, Term Loan
264,319
6.959%,  (LIBOR 1M +
2.500%), 4/15/2027
d
244,825
DIRECTV Financing, LLC, Term
Loan
288,438
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
d
283,240

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.4%) - continued
iHeartCommunications, Inc., Term
Loan
$ 135,612
7.570%,  (LIBOR 1M +
3.000%), 5/1/2026
d
$ 133,351
Intelsat Jackson Holdings SA,
Term Loan
165,000
0.000%,  (TSFR6M +
4.350%), 2/1/2029
b,c,d
162,273
Level 3 Financing, Inc., Term Loan
138,000
6.320%,  (LIBOR 1M +
1.750%), 3/1/2027
b,c,d
135,499
Lumen Technologies, Inc., Term
Loan
275,127
6.820%,  (LIBOR 1M +
2.250%), 3/15/2027
d
265,693
NEP Group, Inc., Term Loan
88,170
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
d
79,177
Nexstar Media, Inc., Term Loan
172,161
7.070%,  (LIBOR 1M +
2.500%), 9/18/2026
d
172,089
Playtika Holding Corporation, Term
Loan
106,728
7.320%,  (LIBOR 1M +
2.750%), 3/11/2028
b,c,d
105,686
Radiate Holdco, LLC, Term Loan
88,000
0.000%,  (LIBOR 1M +
3.250%), 9/25/2026
b,c,d
73,238
RLG Holdings, LLC, Term Loan
85,584
8.570%,  (LIBOR 1M +
4.000%), 7/8/2028
d
81,625
SBA Senior Finance II, LLC, Term
Loan
263,000
0.000%,  (LIBOR 1M +
1.750%), 4/11/2025
b,c,d
262,371
Univision Communications, Inc.,
Term Loan
135,708
7.820%,  (LIBOR 1M +
3.250%), 1/31/2029
d
133,067
UPC Financing Partnership, Term
Loan
81,000
7.384%,  (LIBOR 3M +
2.925%), 1/31/2029
d
80,777
Virgin Media Bristol, LLC, Term
Loan
200,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,c,d
198,776
Zayo Group Holdings, Inc., Term
Loan
260,000
7.570%,  (LIBOR 1M +
3.000%), 3/9/2027
d
217,589
Ziggo Financing Partnership, Term
Loan
135,000
0.000%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
133,777
Total 4,147,805
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
329,152
6.320%,  (LIBOR 1M +
1.750%), 11/19/2026
d
325,156
AlixPartners, LLP, Term Loan
94,000
0.000%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
93,778
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 329,167
8.411%,  (LIBOR 1M +
3.750%), 5/14/2028
d
$ 316,948
Alterra Mountain Company, Term
Loan
103,737
8.070%,  (LIBOR 1M +
3.500%), 8/17/2028
d
103,348
Amentum Government Services
Holdings, LLC, Term  Loan
132,667
0.000%,  (TSFR1M +
4.000%), 2/15/2029
b,c,d
130,511
Arches Buyer, Inc., Term Loan
57,000
7.820%,  (LIBOR 1M +
3.250%), 12/6/2027
d
54,970
Caesars Entertainment, Inc., Term
Loan
199,000
0.000%,  (TSFR1M +
3.350%), 1/25/2030
b,c,d
198,723
Caesars Resort Collection, LLC,
Term Loan
235,404
7.320%,  (LIBOR 1W +
2.750%), 12/22/2024
b,c,d
235,093
73,095
8.070%,  (LIBOR 1W +
3.500%), 7/20/2025
d
73,038
Carnival Corporation, Term Loan
137,531
7.570%,  (LIBOR 1M +
3.000%), 6/30/2025
d
135,174
124,685
7.820%,  (LIBOR 1M +
3.250%), 10/18/2028
d
121,568
Clarios Global, LP, Term Loan
213,000
7.820%,  (LIBOR 1M +
3.250%), 4/30/2026
d
211,973
Crocs, Inc., Term Loan
135,000
0.000%,  (TSFR1M +
3.600%), 2/19/2029
b,c,d
134,029
Cushman & Wakefield US
Borrower, LLC, Term Loan
118,727
7.320%,  (LIBOR 1M +
2.750%), 8/21/2025
d
118,133
Delta 2 Lux SARL, Term Loan
195,000
7.811%,  (TSFR1M +
3.250%), 1/15/2030
d
195,447
Fertitta Entertainment, LLC/NV,
Term Loan
80,796
8.561%,  (TSFR1M +
4.000%), 1/27/2029
d
79,775
First Brands Group, LLC, Term
Loan
105,000
0.000%,  (TSFR6M +
5.115%), 3/30/2027
b,c,d
102,533
Go Daddy Operating Company,
LLC, Term Loan
130,000
7.811%,  (TSFR1M +
3.250%), 11/10/2029
d
130,342
Great Outdoors Group, LLC, Term
Loan
184,533
8.320%,  (LIBOR 1M +
3.750%), 3/5/2028
d
181,165
Harbor Freight Tools USA, Inc.,
Term Loan
163,582
7.320%,  (LIBOR 1M +
2.750%), 10/19/2027
b,c,d
161,144

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
Hilton Worldwide Finance, LLC,
Term Loan
$ 198,000
6.380%,  (LIBOR 1M +
1.750%), 6/21/2026
d
$ 197,658
IRB Holding Corporation, Term
Loan
190,000
0.000%,  (TSFR1M +
3.100%), 12/15/2027
b,c,d
187,863
Petco Health & Wellness
Company, Inc., Term Loan
87,000
7.835%,  (LIBOR 3M +
3.250%), 3/4/2028
d
86,013
PetSmart, LLC, Term Loan
259,342
8.411%,  (LIBOR 1M +
3.750%), 2/12/2028
d
257,236
Pilot Travel Centers, LLC, Term
Loan
222,303
6.661%,  (TSFR1M +
2.000%), 8/6/2028
d
221,687
Prime Security Services Borrower,
LLC, Term Loan
264,327
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
d
263,971
Scientific Games Holdings, LP,
Term Loan
134,662
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,c,d
132,291
Scientific Games International,
Inc., Term Loan
199,499
7.578%,  (TSFR1M +
3.000%), 4/14/2029
d
198,751
Staples, Inc., Term Loan
34,652
8.940%,  (LIBOR 3M +
4.500%), 9/12/2024
d
34,466
138,758
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
d
129,658
Stars Group Holdings BV, Term
Loan
77,803
6.980%,  (LIBOR 3M +
2.250%), 7/21/2026
d
77,626
UFC Holdings, LLC, Term Loan
130,274
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b,c,d
129,500
Total 5,019,568
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
173,503
8.147%,  (TSFR1M +
3.750%), 7/30/2028
d
169,382
Alltech, Inc., Term Loan
80,396
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
d
77,256
Bausch + Lomb Corporation, Term
Loan
207,479
7.842%,  (TSFR1M +
3.250%), 5/10/2027
d
201,740
Chobani, LLC, Term Loan
82,988
8.070%,  (LIBOR 1M +
3.500%), 10/23/2027
d
82,443
DaVita, Inc., Term Loan
67,825
6.320%,  (LIBOR 1M +
1.750%), 8/12/2026
d
66,977
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 105,352
6.119%,  (LIBOR 1M +
1.750%), 8/1/2027
d
$ 103,641
Froneri U.S., Inc., Term Loan
203,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
200,834
Gainwell Acquisition Corporation,
Term Loan
343,860
8.730%,  (LIBOR 3M +
4.000%), 10/1/2027
d
335,236
Global Medical Response, Inc.,
Term Loan
49,549
8.651%,  (LIBOR 1M +
4.250%), 10/2/2025
d
36,542
ICON Luxembourg SARL, Term
Loan
250,334
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
250,241
Jazz Financing Lux SARL, Term
Loan
262,262
8.070%,  (LIBOR 1M +
3.500%), 5/5/2028
d
261,892
LifePoint Health, Inc., Term Loan
114,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
110,612
Medline Borrower, LP, Term Loan
479,791
7.820%,  (LIBOR 1M +
3.250%), 10/21/2028
b,c,d
465,331
Naked Juice, LLC, Term Loan
95,759
7.830%,  (LIBOR 3M +
3.250%), 1/24/2029
d
87,877
Organon & Company, Term Loan
263,000
7.750%,  (LIBOR 3M +
3.000%), 6/2/2028
d
262,200
Phoenix Newco, Inc., Term Loan
108,726
0.000%,  (LIBOR 3M +
3.250%), 11/15/2028
d
107,750
PRA Health Sciences, Inc., Term
Loan
62,371
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
62,348
Reynolds Consumer Products,
LLC, Term Loan
159,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
158,623
Select Medical Corporation, Term
Loan
133,000
7.070%,  (LIBOR 1M +
2.500%), 3/6/2025
d
132,113
Total 3,173,038
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
133,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
132,959
CQP Holdco, LP, Term Loan
264,329
8.480%,  (LIBOR 3M +
3.750%), 6/4/2028
d
264,593
GIP II Blue Holding, LP, Term Loan
76,604
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
d
76,436

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Energy (<0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 75,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,c,d
$ 74,138
Oryx Midstream Services Permian
Basin, LLC, Term Loan
60,000
0.000%,  (LIBOR 3M +
3.250%), 10/5/2028
b,c,d
59,775
Total 607,901
Financials (0.2%)
Acrisure, LLC, Term Loan
124,679
8.070%,  (LIBOR 1M +
3.500%), 2/15/2027
d
120,024
Alliant Holdings Intermediate, LLC,
Term Loan
52,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,c,d
51,924
AmWINS Group, Inc., Term Loan
199,491
6.820%,  (LIBOR 1M +
2.250%), 2/19/2028
d
198,099
Asurion, LLC, Term Loan
166,002
7.820%,  (LIBOR 1M +
3.250%), 12/23/2026
d
158,480
93,338
7.820%,  (LIBOR 1M +
3.250%), 7/31/2027
d
88,019
Deerfield Dakota Holding, LLC,
Term Loan
54,859
8.311%,  (LIBOR 1M +
3.750%), 4/9/2027
d
52,978
Edelman Financial Engines Center,
LLC, Term Loan
54,861
8.070%,  (LIBOR 1M +
3.500%), 4/7/2028
d
53,668
First Eagle Holdings, Inc., Term
Loan
54,855
7.230%,  (LIBOR 3M +
2.500%), 2/2/2027
d
54,443
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,729
6.320%,  (LIBOR 1M +
1.750%), 4/30/2028
d
106,312
Focus Financial Partners, LLC,
Term Loan
90,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
89,928
Howden Group Holdings, Ltd.,
Term Loan
54,860
7.875%,  (LIBOR 1M +
3.250%), 11/12/2027
d
54,703
HUB International, Ltd., Term Loan
226,000
0.000%,  (LIBOR 3M +
3.000%), 4/25/2025
b,c,d
225,607
Hudson River Trading, LLC, Term
Loan
57,000
0.000%,  (TSFR1M +
3.100%), 3/18/2028
b,c,d
55,266
Jane Street Group, LLC, Term
Loan
106,728
7.320%,  (LIBOR 1M +
2.750%), 1/26/2028
d
106,277
Trans Union, LLC, Term Loan
182,633
6.820%,  (LIBOR 1M +
2.250%), 12/1/2028
d
182,134
Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.2%) - continued
USI, Inc./NY, Term Loan
$ 198,000
0.000%,  (TSFR1M +
3.750%), 11/22/2029
b,c,d
$ 197,950
VFH Parent, LLC, Term Loan
80,190
7.612%,  (TSFR1M +
3.000%), 1/13/2029
d
79,589
Total 1,875,401
Technology (0.5%)
AthenaHealth Group, Inc., Delayed
Draw
31,322
0.000%,  (LIBOR 1M +
3.500%), 2/15/2029
b,c,d
29,625
AthenaHealth Group, Inc., Term
Loan
255,610
8.012%,  (PRIME + 3.500%),
2/15/2029
d
241,764
Boxer Parent Company, Inc., Term
Loan
202,407
8.320%,  (LIBOR 1M +
3.750%), 10/2/2025
d
198,639
Central Parent, Inc., Term Loan
237,000
0.000%,  (TSFR3M +
4.500%), 7/6/2029
b,c,d
236,334
Coherent Corporation, Term Loan
130,293
7.320%,  (LIBOR 1M +
2.750%), 7/1/2029
d
129,681
CommScope, Inc., Term Loan
204,710
7.820%,  (LIBOR 1M +
3.250%), 4/4/2026
d
200,155
CoreLogic, Inc., Term Loan
102,000
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c,d
86,339
Cornerstone OnDemand, Inc.,
Term Loan
145,633
8.320%,  (LIBOR 1M +
3.750%), 10/15/2028
d
133,800
Dcert Buyer, Inc., Term Loan
160,587
8.696%,  (LIBOR 6M +
4.000%), 10/16/2026
d
158,530
Dun & Bradstreet Corporation,
Term Loan
158,584
7.767%,  (LIBOR 1M +
3.250%), 2/8/2026
d
158,159
Entegris, Inc., Term Loan
130,000
7.595%,  (TSFR1M +
3.000%), 7/6/2029
d
130,407
Gen Digital, Inc., Term Loan
160,347
6.661%,  (TSFR1M +
2.000%), 9/12/2029
d
159,879
Genesys Cloud Services Holdings
II, LLC, Term Loan
132,770
8.570%,  (LIBOR 1M +
4.000%), 12/1/2027
d
130,198
Hyland Software, Inc., Term Loan
132,654
8.070%,  (LIBOR 1M +
3.500%), 7/1/2024
d
132,187
Informatica, LLC, Term Loan
132,666
7.375%,  (LIBOR 1M +
2.750%), 10/29/2028
d
132,209
Ingram Micro, Inc., Term Loan
132,663
8.230%,  (LIBOR 3M +
3.500%), 7/2/2028
d
132,056

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Technology (0.5%) - continued
Magenta Buyer, LLC, Term Loan
$ 142,639
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
d
$ 124,375
McAfee Corporation, Term Loan
272,316
8.247%,  (TSFR1M +
3.750%), 3/1/2029
d
256,489
Mitchell International, Inc., Term
Loan
165,583
8.415%,  (LIBOR 3M +
3.750%), 10/15/2028
d
157,787
MKS Instruments, Inc., Term Loan
238,403
7.362%,  (TSFR1M +
2.750%), 8/17/2029
d
237,721
Open Text Corporation, Term Loan
205,000
0.000%,  (TSFR1M +
3.600%), 11/16/2029
b,c,d
204,539
Peraton Corporation, Term Loan
412,052
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
d
409,477
Polaris Newco, LLC, Term Loan
238,396
8.730%,  (LIBOR 2M +
4.000%), 6/4/2028
b,c,d
226,253
Proofpoint, Inc., Term Loan
176,554
7.985%,  (LIBOR 3M +
3.250%), 8/31/2028
d
172,940
Rackspace Technology Global,
Inc., Term Loan
91,890
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
d
57,479
RealPage, Inc., Term Loan
134,659
7.570%,  (LIBOR 1M +
3.000%), 4/22/2028
d
131,142
SS&C Technologies, Inc., Term
Loan
18,572
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
18,525
19,561
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
19,512
88,980
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
88,758
Tempo Acquisition, LLC, Term
Loan
129,673
7.561%,  (TSFR1M +
3.000%), 8/31/2028
d
129,754
TIBCO Software, Inc., Term Loan
143,000
0.000%,  (TSFR3M +
4.600%), 3/30/2029
b,c,d
131,739
UKG, Inc., Term Loan
282,287
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b,c,d
277,384
Verscend Holding Corporation,
Term Loan
194,374
8.570%,  (LIBOR 1M +
4.000%), 8/27/2025
d
193,818
Total 5,227,654
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
319,800
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
d
328,144
Air Canada, Term Loan
251,124
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
d
250,720
Principal
Amount Bank Loans (2.2%)
a
Value
Transportation (0.1%) - continued
Brown Group Holding, LLC, Term
Loan
$ 107,000
0.000%,  (LIBOR 1M +
2.500%), 6/7/2028
b,c,d
$ 106,381
Genesee & Wyoming, Inc., Term
Loan
132,659
6.730%,  (LIBOR 3M +
2.000%), 12/30/2026
d
132,368
Mileage Plus Holdings, LLC, Term
Loan
112,500
9.996%,  (LIBOR 3M +
5.250%), 6/20/2027
d
117,169
SkyMiles IP, Ltd., Term Loan
266,950
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
d
275,794
United Airlines, Inc., Term Loan
260,163
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
d
259,580
XPO, Inc., Term Loan
133,000
6.134%,  (LIBOR 3M +
1.750%), 2/23/2025
d
132,480
Total 1,602,636
Utilities (<0.1%)
PG&E Corporation, Term Loan
194,036
7.625%,  (LIBOR 1M +
3.000%), 6/23/2025
d
193,648
Total 193,648
Total Bank Loans
(cost $25,110,789) 25,127,776
Shares
Registered Investment
Companies ( 41.0% ) Value
Unaffiliated  (0.8%)
811 Energy Select Sector SPDR Fund 72,933
2,072 Invesco QQQ Trust Series 1 610,453
707 Materials Select Sector SPDR
Fund 59,848
10,440 SPDR Bloomberg High Yield Bond
ETF
f
977,497
17,835 SPDR S&P 500 ETF Trust 7,249,571
1,947 SPDR S&P Biotech ETF
g
173,088
1,354 SPDR S&P Oil & Gas Exploration
ETF 190,873
Total 9,334,263
Affiliated  (40.2%)
4,484,681 Thrivent Core Emerging Markets
Debt Fund 35,025,355
875,992 Thrivent Core Emerging Markets
Equity Fund 7,717,486
1,437,296 Thrivent Core International Equity
Fund 13,582,451
2,141,483 Thrivent Core Low Volatility Equity
Fund 24,177,342
1,076,999 Thrivent Core Small Cap Value
Fund 10,673,062
72,373 Thrivent Global Stock Fund, Class
S 1,770,248
5,924,670 Thrivent High Yield Fund, Class S 24,350,395
9,140,835 Thrivent Income Fund, Class S 74,314,988
4,485,386 Thrivent International Allocation
Fund, Class S 43,283,970

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (41.0%) Value
Affiliated  (40.2%)- continued
3,540,701 Thrivent Large Cap Growth Fund,
Class S $ 48,436,795
3,695,806 Thrivent Large Cap Value Fund,
Class S 99,934,600
3,398,282 Thrivent Limited Maturity Bond
Fund, Class S 40,643,456
816,743 Thrivent Mid Cap Stock Fund,
Class S 27,311,890
264,226 Thrivent Small Cap Stock Fund,
Class S 7,683,698
Total 458,905,736
Total Registered Investment
Companies (cost $403,990,958) 468,239,999
Principal
Amount Long-Term Fixed Income ( 36.8% ) Value
Asset-Backed Securities (1.7%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
392,388
720 East CLO I, Ltd.
600,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,h
598,324
175,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,h
173,537
Access Group, Inc.
62,747
5.006%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,h
61,424
Affirm Asset Securitization Trust
750,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
723,396
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
d,h
543,991
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d,h
411,812
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
286,754
Ares XL CLO, Ltd.
450,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
d,h
420,346
Bankers Healthcare Group
Securitization Trust
306,267
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
304,113
CarVal CLO II, Ltd.
475,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
d,h
462,237
275,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
d,h
263,058
CarVal CLO VII-C, Ltd.
400,000
7.442%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
c,d,h
400,000
Principal
Amount Long-Term Fixed Income (36.8%) Value
Asset-Backed Securities (1.7%) - continued
CarVal CLO VIII-C, Ltd.
$ 325,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,h
$ 324,774
300,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,h
299,768
CMFT Net Lease Master Issuer,
LLC
314,690
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
269,877
Commonbond Student Loan Trust
44,488
5.006%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,h
43,163
Dryden 36 Senior Loan Fund
375,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
d,h
366,184
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,062,102
Foundation Finance Trust
219,472
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
198,003
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
498,765
Galaxy XIX CLO, Ltd.
350,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,h
327,538
GSAA Home Equity Trust
886,348
4.512%,  8/25/2034, Ser.
2004-10, Class M2
i
814,933
Harley Marine Financing, LLC
1,110,814
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,091,576
Home Partners of America Trust
582,350
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
508,970
479,934
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
400,906
Laurel Road Prime Student Loan
Trust
205,453
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,h
195,656
Longfellow Place CLO, Ltd.
900,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
d,h
886,610
250,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,h
238,029
Marlette Funding Trust
270,770
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
268,937
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
601,952

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Asset-Backed Securities (1.7%) - continued
National Collegiate Trust
$ 121,349
4.801%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,h
$ 117,225
Oak Street Investment
384,886
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
347,834
OCP CLO, Ltd.
400,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,h
377,056
Pretium Mortgage Credit Partners,
LLC
353,800
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
340,914
178,656
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
167,917
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
264,217
Sound Point CLO XIV, Ltd.
550,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
d,h
532,391
Stratus CLO, Ltd.
425,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
d,h
404,408
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
357,666
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
208,622
Vericrest Opportunity Loan
Transferee
270,768
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
243,288
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
465,053
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
265,519
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
269,904
208,908
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
191,201
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
156,958
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
229,781
Wind River CLO, Ltd.
350,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,h
341,949
275,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,h
262,750
Total 18,983,776
Basic Materials (0.3%)
Alcoa Nederland Holding BV
135,000 5.500%,  12/15/2027
h
133,464
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
186,271
Principal
Amount Long-Term Fixed Income (36.8%) Value
Basic Materials (0.3%) - continued
Cascades USA, Inc.
$ 90,000 5.125%,  1/15/2026
h
$ 83,884
Chemours Company
95,000 5.750%,  11/15/2028
h
86,569
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 78,676
50,000 4.625%,  3/1/2029
h
46,627
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
h
147,030
DowDuPont, Inc.
75,000 4.493%,  11/15/2025 74,907
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
h
174,487
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
h
98,830
235,000 4.000%,  3/27/2027
h
227,421
Hecla Mining Company
55,000 7.250%,  2/15/2028 54,847
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
h
82,912
Innophos Holdings, Inc.
42,000 9.375%,  2/15/2028
h
41,415
International Flavors & Fragrances,
Inc.
203,000 3.468%,  12/1/2050
h
150,590
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 80,359
Mercer International, Inc.
43,000 5.125%,  2/1/2029 36,774
Methanex Corporation
96,000 4.250%,  12/1/2024 92,597
Mosaic Company
200,000 4.050%,  11/15/2027 196,066
Novelis Corporation
45,000 3.250%,  11/15/2026
h
40,739
50,000 4.750%,  1/30/2030
h
45,250
45,000 3.875%,  8/15/2031
h
37,980
Nutrien, Ltd.
169,000 5.900%,  11/7/2024 171,681
OCI NV
76,000 4.625%,  10/15/2025
h
74,038
Olin Corporation
170,000 5.125%,  9/15/2027 164,914
10,000 5.625%,  8/1/2029 9,731
SCIL IV, LLC/SCIL USA Holdings,
LLC
106,000 5.375%,  11/1/2026
h
97,155
SK Invictus Intermediate II SARL
83,000 5.000%,  10/30/2029
h
68,060
SPCM SA
105,000 3.375%,  3/15/2030
h
88,883
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
h
88,000
Sylvamo Corporation
64,000 7.000%,  9/1/2029
h
61,194
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
h
70,115
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
h
78,824
United States Steel Corporation
110,000 6.875%,  3/1/2029
f
111,147
Total 3,281,437

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
$ 90,000 6.375%,  6/15/2030
h
$ 89,423
AECOM
165,000 5.125%,  3/15/2027 162,129
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
h
113,014
15,000 4.625%,  5/15/2030
h
13,441
ARD Finance SA
32,000 6.500%,  6/30/2027
h
25,102
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
h
117,919
Boeing Company
415,000 5.930%,  5/1/2060 424,076
185,000 5.040%,  5/1/2027 186,820
325,000 5.705%,  5/1/2040 332,559
Bombardier, Inc.
75,000 7.125%,  6/15/2026
h
74,821
117,000 7.875%,  4/15/2027
h
116,900
85,000 6.000%,  2/15/2028
h
80,613
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
h
65,268
Canpack SA/Canpack US, LLC
150,000 3.125%,  11/1/2025
h
136,575
Carrier Global Corporation
170,000 3.577%,  4/5/2050 132,369
275,000 2.700%,  2/15/2031 236,482
Chart Industries, Inc.
35,000 7.500%,  1/1/2030
h
35,788
Clean Harbors, Inc.
64,000 6.375%,  2/1/2031
h
65,197
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
h
13,764
27,000 8.750%,  4/15/2030
h
23,862
CNH Industrial NV
110,000 3.850%,  11/15/2027 106,897
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
h
53,188
Covert Mergeco, Inc.
44,000 4.875%,  12/1/2029
h
38,445
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
f,h
61,800
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 91,923
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
h
63,918
145,000 3.500%,  9/1/2028
h
129,292
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
h
151,370
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
h
86,175
Howmet Aerospace, Inc.
224,000 3.000%,  1/15/2029 195,440
204,000 5.950%,  2/1/2037 205,918
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 191,901
JELD-WEN, Inc.
18,000 6.250%,  5/15/2025
h
17,245
30,000 4.625%,  12/15/2025
h
26,550
John Deere Capital Corporation
136,000 4.350%,  9/15/2032 136,809
Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.7%) - continued
Lockheed Martin Corporation
$ 184,000 4.500%,  5/15/2036 $ 183,218
40,000 6.150%,  9/1/2036 45,498
Mauser Packaging Solutions
Holding Company
85,000 5.500%,  4/15/2024
h
84,940
100,000 7.250%,  4/15/2025
h
97,625
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
h
45,731
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
98,792
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
h
115,989
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 256,290
OI European Group BV
136,000 4.750%,  2/15/2030
h
122,094
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,881
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
h
71,103
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 337,715
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
h
92,312
Raytheon Technologies
Corporation
170,000 4.125%,  11/16/2028 166,810
200,000 4.450%,  11/16/2038 192,713
175,000 3.750%,  11/1/2046 147,134
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
h
172,758
Republic Services, Inc.
125,000 2.900%,  7/1/2026 118,296
Roller Bearing Company of
America, Inc.
50,000 4.375%,  10/15/2029
h
45,054
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 102,898
165,000 1.750%,  2/15/2031 132,361
Sealed Air Corporation
32,000 6.125%,  2/1/2028
h
32,285
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
146,083
Textron, Inc.
275,000 3.375%,  3/1/2028 255,103
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
55,000 7.750%,  4/15/2026
h
52,025
TransDigm, Inc.
82,000 6.250%,  3/15/2026
h
81,971
310,000 5.500%,  11/15/2027 296,043
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 116,227
90,000 4.000%,  7/15/2030 81,013
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
h
46,500
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
h
138,331
Total 7,909,786

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.8%)
Alternative Loan Trust
$ 125,204
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 73,383
Bellemeade Re, Ltd.
182,435
6.060%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
d,h
182,215
BINOM Securitization Trust
281,271
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,h
250,513
CHL Mortgage Pass-Through Trust
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 366,537
CHNGE Mortgage Trust
671,575
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
671,250
Citicorp Mortgage Securities, Inc.
203,522
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 179,639
COLT Mortgage Loan Trust
566,567
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,h
489,428
Countrywide Alternative Loan Trust
130,946
3.173%,  10/25/2035, Ser.
2005-43, Class 4A1
d
107,005
396,610
7.000%,  10/25/2037, Ser.
2007-24, Class A10 151,372
Countrywide Home Loans, Inc.
76,257
5.750%,  4/25/2037, Ser.
2007-3, Class A27 40,272
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,h
282,404
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,h
400,578
491,764
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
d,h
401,930
333,883
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,h
332,120
298,221
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,h
255,001
848,334
3.457%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,h
848,080
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
35,901
6.000%,  2/25/2023, Ser.
2006-AR5, Class 23A 25,797
Federal Home Loan Mortgage
Corporation - REMIC
1,119,392
4.000%,  1/25/2051, Ser.
5249, Class LA 1,094,641
259,653
3.000%,  2/15/2033, Ser.
4170, Class IG
j
24,010
269,081
3.000%,  3/15/2033, Ser.
4180, Class PI
j
29,178
945,320
4.500%,  10/15/2033, Ser.
2695, Class BH 945,962
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 540,387
Federal National Mortgage
Association - REMIC
888,245
4.500%,  6/25/2052, Ser.
2022-43, Class MA 879,791
Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
$ 505,683
4.000%,  7/25/2052, Ser.
2022-37, Class PE $ 491,674
404,842
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
17,620
1,588,363
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,609,079
932,848
4.500%,  1/25/2046, Ser.
2022-68, Class BA 924,309
Flagstar Mortgage Trust
291,777
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,h
258,858
FWD Securitization Trust
132,999
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,h
123,960
GCAT Trust
448,207
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,h
385,899
GS Mortgage-Backed Securities
Trust
683,341
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,h
591,758
GSR Mortgage Loan Trust
383,498
3.936%,  9/25/2034, Ser.
2004-11, Class 2A2
d
363,713
J.P. Morgan Mortgage Trust
499,320
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,h
416,835
400,439
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,h
325,468
LHOME Mortgage Trust
475,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,h
451,651
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
188,155
Mello Mortgage Capital
Acceptance
549,049
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,h
458,349
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 32,138
New Residential Mortgage Loan
Trust
1,097,187
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,h
915,937
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
465,362
306,369
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,h
296,898
Oaktown Re, Ltd.
164,037
5.960%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
d,h
163,896
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,h
315,528
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
745,589

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 344,768
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,h
$ 329,638
Residential Accredit Loans, Inc.
Trust
96,526
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 81,602
Residential Asset Securitization
Trust
443,547
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 271,895
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,h
463,944
Sequoia Mortgage Trust
243,313
3.182%,  9/20/2046, Ser.
2007-1, Class 4A1
d
167,205
Toorak Mortgage Corporation, Ltd.
193,220
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
186,838
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
475,368
TRK Trust
412,505
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,h
350,387
Vericrest Opportunity Loan
Transferee
333,889
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
313,437
Verus Securitization Trust
243,595
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,h
209,435
Total 20,963,918
Commercial Mortgage-Backed Securities (1.6%)
BANK 2021-BNK36
575,000
2.470%,  9/15/2064, Ser.
2021-BNK36, Class A5 486,523
BANK 2022-BNK39
2,744,783
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,j
79,785
600,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 525,905
BANK 2022-BNK40
725,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
d
660,788
BBCMS Mortgage Trust
1,263,044
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,j
55,106
3,997,262
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,j
325,808
2,949,289
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,j
282,264
Benchmark Mortgage Trust
950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 813,321
BFLD Trust
150,000
6.159%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,h
138,759
Principal
Amount Long-Term Fixed Income (36.8%) Value
Commercial Mortgage-Backed Securities (1.6%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
$ 1,324,121
1,250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,k
1,217,517
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,608,478
1,250,000
3.500%,  9/25/2032, Ser.
K148, Class A2 1,196,888
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,680,872
2,450,000
3.780%,  12/25/2032, Ser.
K152, Class A2 2,397,384
1,800,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,767,026
2,250,000
3.820%,  1/25/2033, Ser.
K153, Class A2 2,209,123
1,200,000
4.350%,  4/25/2033, Ser.
K154, Class A2 1,229,429
Morgan Stanley Capital I Trust
2,928,177
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,j
294,761
Total 18,293,858
Communications Services (1.1%)
Activision Blizzard, Inc.
272,000 2.500%,  9/15/2050 182,770
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
h
37,182
Altice Financing SA
50,000 5.750%,  8/15/2029
h
41,995
Altice France SA
184,000 5.125%,  7/15/2029
h
144,425
57,000 5.500%,  10/15/2029
h
45,070
American Tower Corporation
180,000 3.375%,  10/15/2026 170,828
135,000 2.900%,  1/15/2030 117,948
AT&T, Inc.
204,000 3.650%,  6/1/2051 156,944
161,000 3.500%,  9/15/2053 118,809
175,000 2.300%,  6/1/2027 159,939
275,000 4.350%,  3/1/2029 270,297
200,000 4.900%,  8/15/2037 193,950
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
h
60,919
160,000 5.125%,  5/1/2027
h
152,488
78,000 5.000%,  2/1/2028
h
72,832
10,000 6.375%,  9/1/2029
h
9,650
115,000 4.750%,  3/1/2030
h
100,486
100,000 4.500%,  8/15/2030
h
85,446
107,000 4.750%,  2/1/2032
h
90,950
89,000 4.250%,  1/15/2034
h
69,380
Cengage Learning, Inc.
73,000 9.500%,  6/15/2024
f,h
71,009

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
Charter Communications
Operating, LLC
$ 150,000 4.500%,  2/1/2024 $ 148,554
225,000 4.200%,  3/15/2028 214,015
360,000 3.500%,  6/1/2041 253,005
Clear Channel Worldwide
Holdings, Inc.
84,000 5.125%,  8/15/2027
h
76,185
83,000 7.750%,  4/15/2028
f,h
70,611
Comcast Corporation
176,000 2.887%,  11/1/2051 122,866
140,000 3.950%,  10/15/2025 137,984
225,000 4.250%,  10/15/2030 222,446
145,000 4.400%,  8/15/2035 142,003
317,000 4.750%,  3/1/2044 306,200
Consolidated Communications,
Inc.
85,000 5.000%,  10/1/2028
h
63,767
31,000 6.500%,  10/1/2028
h
25,254
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
h
213,681
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
h
118,125
110,000 6.500%,  2/1/2029
h
95,170
123,000 4.125%,  12/1/2030
h
90,930
Cumulus Media New Holdings,
Inc.
42,000 6.750%,  7/1/2026
h
35,057
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 414,148
DIRECTV Holdings, LLC
123,000 5.875%,  8/15/2027
h
111,414
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 218,173
DISH DBS Corporation
35,000 5.875%,  11/15/2024 33,034
48,000 5.250%,  12/1/2026
h
41,370
36,000 7.375%,  7/1/2028 25,853
62,000 5.750%,  12/1/2028
h
50,727
54,000 5.125%,  6/1/2029 34,338
DISH Network Corporation
52,000 11.750%,  11/15/2027
h
54,038
Entercom Media Corporation
129,000 6.500%,  5/1/2027
h
21,283
Frontier Communications
Corporation
41,000 6.750%,  5/1/2029
h
35,157
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
h
100,267
26,000 8.750%,  5/15/2030
h
26,942
GCI, LLC
100,000 4.750%,  10/15/2028
h
88,054
Gray Escrow II, Inc.
190,000 5.375%,  11/15/2031
h
146,115
Gray Television, Inc.
115,000 4.750%,  10/15/2030
h
84,812
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 77,370
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
h
85,505
Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
Iliad Holding SASU
$ 127,000 6.500%,  10/15/2026
h
$ 120,263
Lamar Media Corporation
56,000 3.625%,  1/15/2031 47,553
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
h
82,816
Level 3 Financing, Inc.
87,000 4.625%,  9/15/2027
h
73,698
135,000 4.250%,  7/1/2028
h
106,986
Lumen Technologies, Inc.
70,000 5.125%,  12/15/2026
h
59,850
Magallanes, Inc.
238,000 5.141%,  3/15/2052
h
197,673
204,000 4.054%,  3/15/2029
h
187,233
204,000 5.050%,  3/15/2042
h
174,182
Meta Platforms, Inc.
272,000 3.850%,  8/15/2032 252,850
Netflix, Inc.
70,000 4.875%,  4/15/2028 69,738
55,000 5.875%,  11/15/2028 57,059
138,000 5.375%,  11/15/2029
h
139,964
180,000 4.875%,  6/15/2030
h
177,768
NTT Finance Corporation
238,000 4.372%,  7/27/2027
h
237,962
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 92,093
90,000 4.200%,  6/1/2030 86,723
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
h
72,189
Radiate Holdco, LLC/Radiate
Finance, Inc.
70,000 6.500%,  9/15/2028
h
36,469
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
h
32,581
60,000 5.375%,  1/15/2031
f,h
48,420
Scripps Escrow, Inc.
60,000 5.875%,  7/15/2027
h
53,550
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
h
131,588
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
104,088
65,000 4.000%,  7/15/2028
h
57,857
55,000 4.125%,  7/1/2030
h
47,170
Sprint Capital Corporation
74,000 6.875%,  11/15/2028 79,168
95,000 8.750%,  3/15/2032 117,325
Sprint Corporation
94,000 7.625%,  2/15/2025 97,567
TEGNA, Inc.
146,000 4.625%,  3/15/2028 137,028
Telecom Italia Capital SA
31,000 6.000%,  9/30/2034 24,874
Telecom Italia SPA
10,000 5.303%,  5/30/2024
h
9,702
Telesat Canada/Telesat, LLC
50,000 4.875%,  6/1/2027
h
24,490
20,000 6.500%,  10/15/2027
h
5,588
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 244,686
150,000 2.875%,  2/15/2031 128,237
544,000 3.500%,  4/15/2031 486,798
210,000 4.375%,  4/15/2040 190,015

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
United States Cellular Corporation
$ 90,000 6.700%,  12/15/2033 $ 83,700
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
134,000 4.750%,  4/15/2028
h
109,574
Univision Communications, Inc.
139,000 6.625%,  6/1/2027
h
136,220
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 132,947
180,000 2.100%,  3/22/2028 160,525
475,000 2.650%,  11/20/2040 343,080
310,000 3.400%,  3/22/2041 249,528
VTR Finance NV
85,000 6.375%,  7/15/2028
h
35,037
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
h
119,886
Walt Disney Company
272,000 3.600%,  1/13/2051 224,588
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
h
37,785
Total 12,264,441
Consumer Cyclical (1.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
h
128,829
Allied Universal Holdco, LLC
45,000 6.625%,  7/15/2026
h
43,324
170,000 4.625%,  6/1/2028
h
146,632
50,000 6.000%,  6/1/2029
h
40,230
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
93,019
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 185,918
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
f
152,199
Arko Corporation
63,000 5.125%,  11/15/2029
h
49,940
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
h
58,450
40,000 4.625%,  4/1/2030
h
33,217
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
h
94,480
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
h
72,487
Brookfield Residential Properties,
Inc.
100,000 6.250%,  9/15/2027
h
88,923
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
h
146,434
50,000 8.125%,  7/1/2027
h
50,750
107,000 4.625%,  10/15/2029
h
91,485
Carnival Corporation
86,000 10.500%,  2/1/2026
h
89,948
43,000 7.625%,  3/1/2026
h
39,130
171,000 5.750%,  3/1/2027
h
141,930
40,000 4.000%,  8/1/2028
h
34,559
Cedar Fair, LP
44,000 5.375%,  4/15/2027 42,570
97,000 5.250%,  7/15/2029 88,915
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.2%) - continued
Churchill Downs, Inc.
$ 70,000 4.750%,  1/15/2028
h
$ 65,496
Cinemark USA, Inc.
136,000 5.875%,  3/15/2026
f,h
122,125
Clarios Global, LP
50,000 8.500%,  5/15/2027
h
49,801
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 258,956
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
h
191,787
Dana, Inc.
95,000 5.625%,  6/15/2028 89,480
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 474,699
Ford Motor Company
154,000 3.250%,  2/12/2032 122,225
89,000 6.100%,  8/19/2032 87,332
Ford Motor Credit Company, LLC
375,000 2.300%,  2/10/2025 347,723
240,000 4.134%,  8/4/2025 229,193
195,000 2.700%,  8/10/2026 174,037
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
h
62,377
General Motors Company
165,000 6.125%,  10/1/2025 169,208
300,000 6.800%,  10/1/2027 319,486
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,042
GLP Capital, LP
255,000 5.750%,  6/1/2028 259,740
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 66,070
40,000 5.250%,  7/15/2031 33,791
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
h
30,553
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
h
84,744
Hilton Domestic Operating
Company, Inc.
183,000 4.875%,  1/15/2030 172,518
40,000 3.625%,  2/15/2032
h
33,590
Hilton Grand Vacations Borrower
Escrow, LLC
66,000 5.000%,  6/1/2029
h
59,027
Home Depot, Inc.
205,000 5.400%,  9/15/2040 221,465
120,000 4.250%,  4/1/2046 112,119
345,000 3.900%,  6/15/2047 305,187
Hyundai Capital America
225,000 1.800%,  1/10/2028
h
190,693
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
h
184,789
International Game Technology plc
121,000 5.250%,  1/15/2029
h
116,124
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
h
52,082
KB Home
105,000 4.800%,  11/15/2029 94,230
Kia Corporation
250,000 2.375%,  2/14/2025
h
234,817

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.2%) - continued
Kohl's Corporation
$ 114,000 3.375%,  5/1/2031 $ 84,465
275,000 5.550%,  7/17/2045 180,806
L Brands, Inc.
150,000 6.625%,  10/1/2030
h
146,577
30,000 6.875%,  11/1/2035 27,341
Lennar Corporation
300,000 4.750%,  5/30/2025 296,432
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 140,361
340,000 2.625%,  4/1/2031 292,233
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
h
88,351
Marriott International, Inc.
29,000 5.750%,  5/1/2025 29,493
350,000 4.625%,  6/15/2030 341,395
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
h
70,455
McDonald's Corporation
200,000 4.450%,  3/1/2047 185,924
MGM Resorts International
170,000 6.000%,  3/15/2023 169,927
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
h
55,038
NCL Corporation, Ltd.
38,000 3.625%,  12/15/2024
h
35,673
28,000 5.875%,  3/15/2026
h
24,219
107,000 5.875%,  2/15/2027
h
99,483
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
h
278,103
Nordstrom, Inc.
46,000 4.250%,  8/1/2031 34,542
PACCAR Financial Corporation
204,000 4.950%,  10/3/2025 206,569
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
h
78,350
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
h
115,623
94,000 7.750%,  2/15/2029
h
92,378
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
h
168,567
76,000 6.250%,  1/15/2028
h
72,078
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
100,000 5.750%,  1/15/2029
h
77,754
Royal Caribbean Cruises, Ltd.
42,000 11.500%,  6/1/2025
h
45,099
160,000 4.250%,  7/1/2026
h
138,800
88,000 9.250%,  1/15/2029
h
92,829
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
h
100,265
39,000 6.625%,  3/1/2030
h
34,740
SeaWorld Parks and
Entertainment, Inc.
41,000 5.250%,  8/15/2029
h
37,056
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
h
45,491
Staples, Inc.
79,000 7.500%,  4/15/2026
h
70,195
71,000 10.750%,  4/15/2027
h
53,783
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.2%) - continued
Station Casinos, LLC
$ 74,000 4.625%,  12/1/2031
h
$ 62,376
Target Corporation
204,000 2.950%,  1/15/2052 151,153
Toll Brothers Finance Corporation
160,000 3.800%,  11/1/2029 143,728
Toyota Motor Credit Corporation
184,000 4.700%,  1/12/2033 187,032
Travel + Leisure Company
43,000 6.625%,  7/31/2026
h
42,672
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
h
21,084
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,h
58,708
VICI Properties, LP/VICI Note
Company, Inc.
384,000 4.625%,  6/15/2025
h
371,635
129,000 5.750%,  2/1/2027
h
128,323
80,000 3.750%,  2/15/2027
h
73,916
Viking Cruises, Ltd.
61,000 5.875%,  9/15/2027
h
51,959
Volkswagen Group of America
Finance, LLC
265,000 4.350%,  6/8/2027
h
258,661
Wabash National Corporation
97,000 4.500%,  10/15/2028
h
85,114
Walmart, Inc.
204,000 4.500%,  9/9/2052 205,100
125,000 3.250%,  7/8/2029 119,617
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
h
55,338
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
h
102,878
Total 13,218,564
Consumer Non-Cyclical (1.1%)
1375209 B.C., Ltd.
69,000 9.000%,  1/30/2028
h
68,742
Abbott Laboratories
360,000 4.750%,  11/30/2036 375,015
AbbVie, Inc.
75,000 2.950%,  11/21/2026 70,975
100,000 4.500%,  5/14/2035 97,618
325,000 4.300%,  5/14/2036 308,863
200,000 4.850%,  6/15/2044 194,388
225,000 4.875%,  11/14/2048 220,160
Albertson's Companies, Inc.
130,000 4.625%,  1/15/2027
h
123,246
136,000 3.500%,  3/15/2029
h
117,300
Amgen, Inc.
200,000 4.200%,  2/22/2052 170,930
Anheuser-Busch Companies, LLC
316,000 4.700%,  2/1/2036 313,175
Anheuser-Busch InBev Worldwide,
Inc.
250,000 4.375%,  4/15/2038 237,094
Aramark Services, Inc.
130,000 5.000%,  2/1/2028
h
122,525
Archer-Daniels-Midland Company
329,000 2.700%,  9/15/2051 234,399
AstraZeneca plc
360,000 3.000%,  5/28/2051 274,137

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.1%) - continued
Avantor Funding, Inc.
$ 85,000 4.625%,  7/15/2028
h
$ 80,120
B&G Foods, Inc.
42,000 5.250%,  9/15/2027 33,968
BAT Capital Corporation
68,000 7.750%,  10/19/2032 75,813
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
f,h
32,320
83,000 4.875%,  6/1/2028
h
53,354
93,000 11.000%,  9/30/2028
h
72,763
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 83,086
160,000 3.700%,  6/6/2027 155,598
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 296,255
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 312,590
Cargill, Inc.
206,000 3.125%,  5/25/2051
h
152,918
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 110,539
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
8,926
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
h
91,250
Community Health Systems, Inc.
24,000 8.000%,  12/15/2027
f,h
22,620
70,000 6.000%,  1/15/2029
h
61,443
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 180,613
110,000 2.875%,  5/1/2030 97,292
Coty, Inc.
76,000 5.000%,  4/15/2026
h
72,770
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
h
111,623
CVS Health Corporation
245,000 4.875%,  7/20/2035 243,681
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
h
80,496
Eli Lilly and Company
207,000 2.500%,  9/15/2060 138,121
Embecta Corporation
32,000 6.750%,  2/15/2030
h
28,793
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
149,352
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
h
89,500
H. J. Heinz Company
30,000 5.200%,  7/15/2045 29,334
HCA, Inc.
170,000 5.375%,  2/1/2025 170,642
234,000 3.500%,  9/1/2030 209,741
HLF Financing SARL, LLC
169,000 4.875%,  6/1/2029
h
123,581
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
h
176,479
Jazz Securities DAC
55,000 4.375%,  1/15/2029
h
50,179
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.1%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 204,000 4.375%,  2/2/2052
h
$ 155,438
135,000 5.500%,  1/15/2030
h
131,186
204,000 3.000%,  5/15/2032
h
161,736
Johnson & Johnson
300,000 4.375%,  12/5/2033 307,503
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 193,998
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 194,841
180,000 4.375%,  6/1/2046 157,175
Lamb Weston Holdings, Inc.
60,000 4.125%,  1/31/2030
h
54,075
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
97,913
170,000 5.450%,  11/1/2041 145,495
Medtronic, Inc.
204,000 4.375%,  3/15/2035 202,943
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
h
77,806
68,000 5.250%,  10/1/2029
h
56,935
Newell Brands, Inc.
197,000 4.450%,  4/1/2026 187,158
Organon & Company
96,000 4.125%,  4/30/2028
h
86,827
Owens & Minor, Inc.
69,000 6.625%,  4/1/2030
h
61,017
PepsiCo, Inc.
175,000 4.200%,  7/18/2052
f
168,687
Performance Food Group, Inc.
60,000 4.250%,  8/1/2029
h
53,535
Perrigo Finance Unlimited
Company
155,000 4.375%,  3/15/2026 146,762
Pfizer, Inc.
278,000 2.700%,  5/28/2050 203,191
Philip Morris International, Inc.
139,000 5.125%,  11/17/2027 142,063
139,000 5.625%,  11/17/2029 145,174
Pilgrim's Pride Corporation
94,000 3.500%,  3/1/2032
h
76,601
Post Holdings, Inc.
90,000 5.750%,  3/1/2027
h
88,657
39,000 5.625%,  1/15/2028
h
37,538
37,000 5.500%,  12/15/2029
h
34,313
80,000 4.500%,  9/15/2031
h
69,000
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
h
72,396
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 286,082
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
h
125,602
Scotts Miracle-Gro Company
62,000 4.500%,  10/15/2029 53,475
SEG Holding, LLC
130,000 5.625%,  10/15/2028
h
122,895
Simmons Foods, Inc.
134,000 4.625%,  3/1/2029
h
113,610
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
h
74,899
40,000 5.500%,  7/15/2030
h
36,333

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.1%) - continued
Syneos Health, Inc.
$ 95,000 3.625%,  1/15/2029
h
$ 76,831
Sysco Corporation
350,000 6.600%,  4/1/2040 392,951
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 147,461
Teleflex, Inc.
140,000 4.250%,  6/1/2028
h
129,143
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,436
285,000 5.125%,  11/1/2027 274,313
50,000 6.125%,  10/1/2028 46,754
Teva Pharmaceutical Finance
Netherlands III BV
202,000 3.150%,  10/1/2026 181,230
Thermo Fisher Scientific, Inc.
230,000 2.000%,  10/15/2031 193,043
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 90,906
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
h
62,725
Zoetis, Inc.
318,000 4.700%,  2/1/2043 303,962
Total 12,786,941
Energy (0.9%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
h
60,612
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
h
99,750
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
26,000 7.625%,  12/15/2025
h
26,406
55,000 6.625%,  7/15/2026
h
54,175
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 315,320
150,000 3.543%,  4/6/2027 145,647
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 109,829
Callon Petroleum Company
79,000 8.250%,  7/15/2025 78,934
44,000 7.500%,  6/15/2030
h
42,570
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 84,208
140,000 2.950%,  7/15/2030 122,434
Cheniere Energy Partners, LP
564,000 4.500%,  10/1/2029 529,100
43,000 3.250%,  1/31/2032 35,898
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 78,076
Chesapeake Energy Corporation
142,000 6.750%,  4/15/2029
h
140,019
Chord Energy Corporation
90,000 6.375%,  6/1/2026
h
88,650
CNX Resources Corporation
55,000 6.000%,  1/15/2029
h
50,489
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
h
64,312
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
h
210,653
Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 76,000 5.500%,  6/15/2031
h
$ 69,207
CrownRock Finance, Inc.
96,000 5.625%,  10/15/2025
h
93,600
Devon Energy Corporation
429,000 4.500%,  1/15/2030 414,732
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
h
87,750
35,000 4.375%,  6/15/2031
h
30,615
Enbridge, Inc.
350,000 2.500%,  2/14/2025 333,032
Endeavor Energy Resources, LP/
EER Finance, Inc.
93,000 5.750%,  1/30/2028
h
91,140
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
h
57,037
Energy Transfer, LP
150,000 4.000%,  10/1/2027 143,661
155,000 4.900%,  3/15/2035 145,991
50,000 5.150%,  2/1/2043 44,760
275,000 6.000%,  6/15/2048 269,874
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 111,501
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 126,872
EQM Midstream Partners, LP
70,000 4.750%,  1/15/2031
h
59,208
EQT Corporation
204,000 6.125%,  2/1/2025 206,003
204,000 3.900%,  10/1/2027 193,531
Equinor ASA
275,000 3.000%,  4/6/2027 262,930
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 244,626
Ferrellgas, LP
68,000 5.375%,  4/1/2026
h
62,560
Genesis Energy LP/Genesis
Energy Finance Corporation
55,000 8.875%,  4/15/2030 55,894
Halliburton Company
250,000 4.850%,  11/15/2035 244,695
136,000 5.000%,  11/15/2045 129,385
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
h
156,416
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
h
79,210
48,000 5.500%,  10/15/2030
h
44,765
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
h
116,250
37,000 6.250%,  4/15/2032
h
34,153
Holly Energy Partners, LP/Holly
Energy Finance Corporation
58,000 6.375%,  4/15/2027
h
57,347
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
h
99,450
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
h
78,187
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
h
142,941

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
Magellan Midstream Partners, LP
$ 130,000 5.000%,  3/1/2026 $ 130,668
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 38,333
MEG Energy Corporation
88,000 7.125%,  2/1/2027
h
90,262
MPLX, LP
177,000 4.875%,  6/1/2025 176,537
272,000 4.950%,  9/1/2032 267,826
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 68,428
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
h
106,975
National Fuel Gas Company
340,000 5.500%,  1/15/2026 341,507
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
38,265
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 89,056
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 44,250
60,000 6.450%,  9/15/2036 63,098
ONEOK, Inc.
70,000 2.200%,  9/15/2025 65,059
Ovintiv Exploration, Inc.
237,000 5.375%,  1/1/2026 238,452
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
h
72,243
Range Resources Corporation
82,000 4.750%,  2/15/2030
h
73,452
SM Energy Company
75,000 6.625%,  1/15/2027 72,888
50,000 6.500%,  7/15/2028 47,561
Southwestern Energy Company
55,000 5.375%,  2/1/2029 51,680
68,000 5.375%,  3/15/2030 63,325
48,000 4.750%,  2/1/2032 42,313
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
75,000 5.875%,  3/1/2027 72,480
15,000 5.000%,  6/1/2031
h
13,050
Suncor Energy, Inc.
248,000 7.150%,  2/1/2032 277,847
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 88,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
163,000 5.500%,  1/15/2028
h
150,104
Targa Resources Corporation
238,000 4.200%,  2/1/2033 215,688
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
h
60,694
Transocean Proteus, Ltd.
28,000 6.250%,  12/1/2024
h
28,281
Transocean, Inc.
70,000 11.500%,  1/30/2027
h
73,041
34,000 8.750%,  2/15/2030
h
35,054
Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 92,000 6.875%,  4/1/2026 $ 90,293
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
h
86,330
73,000 6.250%,  1/15/2030
h
74,371
55,000 4.125%,  8/15/2031
h
48,761
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
h
45,018
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
h
106,997
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 140,385
40,000 5.500%,  8/15/2048 34,754
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 131,410
225,000 7.500%,  1/15/2031 255,662
Total 10,835,003
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
56,000 7.000%,  11/15/2025
h
53,277
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
230,000 3.500%,  1/15/2025 221,116
175,000 3.875%,  1/23/2028 163,533
150,000 3.400%,  10/29/2033 123,635
Air Lease Corporation
540,000 3.000%,  2/1/2030 465,082
101,000 2.875%,  1/15/2032 82,959
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
h
219,907
Alliant Holdings Intermediate, LLC
48,000 6.750%,  10/15/2027
h
44,896
Ally Financial, Inc.
253,000 5.750%,  11/20/2025 251,445
270,000 8.000%,  11/1/2031 297,364
American Express Company
325,000 2.250%,  3/4/2025 309,202
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 244,853
American International Group, Inc.
195,000 3.900%,  4/1/2026 191,014
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
h
61,401
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
d,h
199,462
Ares Capital Corporation
101,000 3.250%,  7/15/2025 95,087
400,000 3.875%,  1/15/2026 376,266
200,000 2.150%,  7/15/2026 174,773
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 268,421
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
d,h
229,680
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
h
297,119
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
h
110,654

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
$ 135,000 4.250%,  4/15/2026
h
$ 128,201
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
h
200,440
Banco Santander SA
200,000 4.175%,  3/24/2028
d
190,557
Bank of America Corporation
234,000 5.080%,  1/20/2027
d
234,860
225,000 1.734%,  7/22/2027
d
201,603
205,000 3.824%,  1/20/2028
d
197,353
180,000 2.087%,  6/14/2029
d
156,870
125,000 2.496%,  2/13/2031
d
106,328
325,000 1.922%,  10/24/2031
d
261,449
204,000 2.972%,  2/4/2033
d
173,967
409,000 4.571%,  4/27/2033
d
395,204
275,000 3.846%,  3/8/2037
d
239,644
Bank of Montreal
203,000 1.500%,  1/10/2025 190,667
Bank of Nova Scotia
70,000 4.850%,  2/1/2030
c
70,136
Barclays plc
410,000 4.972%,  5/16/2029
d
399,940
200,000 5.746%,  8/9/2033
d
201,421
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 195,897
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 190,026
BNP Paribas SA
340,000 3.132%,  1/20/2033
d,h
287,353
BPCE SA
315,000 3.500%,  10/23/2027
h
290,768
Camden Property Trust
150,000 3.150%,  7/1/2029 138,422
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 195,702
225,000 2.636%,  3/3/2026
d
213,071
Centene Corporation
155,000 4.250%,  12/15/2027 148,687
18,000 4.625%,  12/15/2029 17,101
170,000 3.000%,  10/15/2030 145,350
370,000 2.625%,  8/1/2031 303,014
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 325,652
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 130,378
Citigroup, Inc.
207,000 0.981%,  5/1/2025
d
196,033
370,000 4.400%,  6/10/2025 367,108
152,000 1.281%,  11/3/2025
d
141,739
160,000 3.200%,  10/21/2026 151,595
240,000 3.668%,  7/24/2028
d
227,326
120,000 4.125%,  7/25/2028 115,114
225,000 3.520%,  10/27/2028
d
210,760
289,000 4.910%,  5/24/2033
d
285,376
Coinbase Global, Inc.
28,000 3.625%,  10/1/2031
h
16,310
Commerzbank AG
200,000 8.125%,  9/19/2023
h
201,833
Corebridge Financial, Inc.
272,000 4.400%,  4/5/2052
h
232,918
102,000 4.350%,  4/5/2042
h
88,512
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
h
112,065
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
Credit Agricole SA
$ 187,000 6.875%,  9/23/2024
d,h,l
$ 184,863
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
d,h,l
164,000
350,000 2.193%,  6/5/2026
d,h
307,536
Danske Bank AS
200,000 0.976%,  9/10/2025
d,h
184,217
200,000 3.244%,  12/20/2025
d,h
190,179
Deutsche Bank AG
28,000 4.296%,  5/24/2028
d
27,372
300,000 3.729%,  1/14/2032
d
241,090
Discover Bank
260,000 4.682%,  8/9/2028
d
249,905
Discover Financial Services
70,000 6.700%,  11/29/2032 74,724
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
h
142,961
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 185,906
220,000 4.625%,  5/15/2042 212,203
EPR Properties
105,000 4.950%,  4/15/2028 94,946
155,000 3.600%,  11/15/2031 119,827
ERP Operating, LP
54,000 3.375%,  6/1/2025 52,350
First Horizon Bank
90,000 5.750%,  5/1/2030 91,178
First Horizon National Corporation
350,000 4.000%,  5/26/2025 342,031
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 235,851
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
h
63,888
35,000 9.750%,  8/1/2027
h
35,981
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
h
170,014
225,000 3.400%,  1/15/2026 205,600
Genworth Mortgage Holdings, Inc.
52,000 6.500%,  8/15/2025
h
51,220
Global Net Lease, Inc.
199,000 3.750%,  12/15/2027
h
168,206
goeasy, Ltd.
28,000 5.375%,  12/1/2024
h
26,801
Goldman Sachs Group, Inc.
136,000 5.700%,  11/1/2024 137,993
174,000 1.948%,  10/21/2027
d
155,753
85,000 1.992%,  1/27/2032
d
68,035
612,000 3.102%,  2/24/2033
d
524,461
210,000 4.750%,  10/21/2045 203,097
HCP, Inc.
47,000 3.400%,  2/1/2025 45,505
HSBC Holdings plc
363,000 1.162%,  11/22/2024
d
349,990
275,000 3.803%,  3/11/2025
d
269,845
300,000 2.999%,  3/10/2026
d
285,729
350,000 3.900%,  5/25/2026 338,078
225,000 5.402%,  8/11/2033
d
224,704
HUB International, Ltd.
37,000 7.000%,  5/1/2026
h
36,631
72,000 5.625%,  12/1/2029
h
64,431

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
Humana, Inc.
$ 135,000 2.150%,  2/3/2032 $ 109,596
Icahn Enterprises, LP
112,000 4.750%,  9/15/2024 109,340
105,000 6.375%,  12/15/2025 104,082
70,000 6.250%,  5/15/2026 69,055
35,000 5.250%,  5/15/2027 32,588
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 98,219
136,000 4.350%,  6/15/2029 134,260
Intesa Sanpaolo SPA
28,000 5.017%,  6/26/2024
h
27,317
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 131,937
iStar, Inc.
120,000 4.250%,  8/1/2025 119,100
J.P. Morgan Chase & Company
180,000 0.824%,  6/1/2025
d
169,434
197,000 1.561%,  12/10/2025
d
184,527
250,000 1.040%,  2/4/2027
d
222,619
270,000 1.578%,  4/22/2027
d
242,660
300,000 2.947%,  2/24/2028
d
278,372
275,000 4.203%,  7/23/2029
d
265,341
175,000 2.522%,  4/22/2031
d
149,560
265,000 1.953%,  2/4/2032
d
212,958
273,000 4.586%,  4/26/2033
d
265,010
204,000 4.912%,  7/25/2033
d
203,253
280,000 3.882%,  7/24/2038
d
246,610
Jefferies Finance, LLC
60,000 5.000%,  8/15/2028
h
50,889
KeyBank NA/Cleveland, OH
125,000 5.000%,  1/26/2033 125,317
KeyCorp
100,000 3.878%,  5/23/2025
d
98,220
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 262,003
Lloyds Banking Group plc
450,000 3.870%,  7/9/2025
d
440,728
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
h
89,500
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
d,h
255,651
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
*
183,845
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
d
185,604
250,000 2.048%,  7/17/2030 205,171
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
h
67,419
Morgan Stanley
300,000 2.630%,  2/18/2026
d
285,076
110,000 2.188%,  4/28/2026
d
103,374
275,000 4.350%,  9/8/2026 269,588
267,000 5.050%,  1/28/2027
d
267,927
240,000 3.591%,  7/22/2028
d
227,035
350,000 3.622%,  4/1/2031
d
321,937
238,000 5.297%,  4/20/2037
d
230,817
260,000 2.802%,  1/25/2052
d
178,786
MPT Operating Partnership, LP
97,000 4.625%,  8/1/2029 75,418
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
Nasdaq, Inc.
$ 150,000 3.250%,  4/28/2050 $ 108,359
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
h
63,998
NatWest Group plc
100,000 4.445%,  5/8/2030
d
95,280
Navient Corporation
35,000 5.000%,  3/15/2027 31,940
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
121,000 4.500%,  9/30/2028
h
91,911
New York Life Global Funding
206,000 4.550%,  1/28/2033
h
206,581
Northern Trust Corporation
289,000 4.000%,  5/10/2027 285,922
Office Properties Income Trust
28,000 4.250%,  5/15/2024 27,173
30,000 2.650%,  6/15/2026 24,099
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 252,239
225,000 3.375%,  2/1/2031 182,047
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 82,739
148,000 3.875%,  9/15/2028 124,320
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 84,775
Owl Rock Core Income
Corporation
170,000 4.700%,  2/8/2027 155,585
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
82,674
Park Intermediate Holdings, LLC
110,000 4.875%,  5/15/2029
h
95,095
PennyMac Financial Services, Inc.
52,000 4.250%,  2/15/2029
h
42,736
Pine Street Trust I
204,000 4.572%,  2/15/2029
h
195,919
PNC Financial Services Group,
Inc.
272,000 4.626%,  6/6/2033
d
262,999
PRA Group, Inc.
51,000 7.375%,  9/1/2025
h
50,571
34,000 8.375%,  2/1/2028
c,h
34,172
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
h
264,973
Prologis, LP
150,000 2.875%,  11/15/2029 134,885
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
d
240,688
75,000 3.700%,  3/13/2051 61,936
Radian Group, Inc.
70,000 4.875%,  3/15/2027 66,585
Realty Income Corporation
75,000 4.125%,  10/15/2026 73,751
240,000 5.625%,  10/13/2032 254,434
225,000 2.850%,  12/15/2032 192,354
Regency Centers, LP
215,000 4.125%,  3/15/2028 204,537
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
h
31,971

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 105,000 3.625%,  3/1/2029
h
$ 88,587
Royal Bank of Canada
105,000 5.000%,  2/1/2033 106,587
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
315,917
Service Properties Trust
39,000 4.650%,  3/15/2024 37,976
22,000 4.350%,  10/1/2024 20,746
79,000 7.500%,  9/15/2025 77,680
70,000 5.500%,  12/15/2027 61,992
Simon Property Group, LP
250,000 3.800%,  7/15/2050 201,241
SLM Corporation
40,000 4.200%,  10/29/2025 37,302
Societe Generale SA
132,000 4.750%,  11/24/2025
h
128,438
Spirit Realty, LP
375,000 2.100%,  3/15/2028 313,790
Standard Chartered plc
441,000 1.822%,  11/23/2025
d,h
409,849
State Street Corporation
69,000 4.821%,  1/26/2034
d
69,350
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 112,088
207,000 5.710%,  1/13/2030 215,449
250,000 1.710%,  1/12/2031 196,605
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
h
279,564
Synchrony Financial
70,000 4.250%,  8/15/2024 68,679
Toronto-Dominion Bank
204,000 5.156%,  1/10/2028 208,150
U.S. Bancorp
136,000 5.727%,  10/21/2026
d
139,738
UBS Group AG
200,000 4.488%,  5/12/2026
d,h
197,027
200,000 4.703%,  8/5/2027
d,h
197,405
UDR, Inc.
175,000 2.100%,  8/1/2032 137,318
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
h
20,578
55,000 5.500%,  4/15/2029
h
47,292
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 155,720
204,000 4.750%,  5/15/2052 202,026
68,000 4.950%,  5/15/2062 68,408
380,000 4.625%,  7/15/2035 383,784
USI, Inc./NY
28,000 6.875%,  5/1/2025
h
27,868
Wells Fargo & Company
205,000 3.000%,  2/19/2025 197,691
200,000 3.000%,  4/22/2026 189,902
163,000 3.000%,  10/23/2026 153,844
204,000 3.526%,  3/24/2028
d
194,005
300,000 2.393%,  6/2/2028
d
271,881
307,000 4.900%,  11/17/2045 291,351
Welltower, Inc.
270,000 2.050%,  1/15/2029 226,874
Willis North America, Inc.
272,000 4.650%,  6/15/2027 269,186
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
XHR, LP
$ 35,000 6.375%,  8/15/2025
h
$ 34,478
38,000 4.875%,  6/1/2029
h
33,725
Total 37,082,479
Foreign Government (<0.1%)
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
h
354,036
Total 354,036
Mortgage-Backed Securities (8.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,843,079 2.500%,  5/1/2051 3,381,225
1,886,461 3.500%,  5/1/2052 1,770,767
1,681,895 4.000%,  5/1/2052 1,637,971
5,113,867 3.500%,  6/1/2052 4,799,531
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,623,064 2.500%,  7/1/2030 1,543,964
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
600,000 5.000%,  3/1/2038
c
608,189
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,738,963 3.000%,  12/1/2036 1,662,037
1,414,793 3.000%,  8/1/2038 1,340,005
2,117,267 3.500%,  5/1/2040 2,038,404
2,436,174 2.500%,  4/1/2042 2,191,429
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,043,457 3.000%,  1/1/2052 4,588,642
472,861 2.000%,  2/1/2051
c
399,627
755,058 2.000%,  2/1/2051
c
638,780
2,634,872 2.500%,  2/1/2051 2,330,574
2,877,776 2.500%,  2/1/2051 2,537,325
8,104,695 2.000%,  3/1/2051 6,842,649
5,161,442 3.000%,  3/1/2052 4,705,080
5,252,128 2.000%,  4/1/2051 4,433,414
4,880,656 2.500%,  4/1/2051 4,303,777
2,985,178 3.000%,  4/1/2051 2,724,722
3,158,996 3.000%,  5/1/2050 2,908,853
896,352 2.000%,  5/1/2051
c
756,642
2,532,480 3.000%,  5/1/2051 2,341,582
2,055,241 3.000%,  6/1/2050 1,913,151
4,513,251 2.500%,  7/1/2051 3,971,389
1,327,453 3.500%,  7/1/2051 1,262,758
991,098 2.500%,  8/1/2050 887,240
2,720,019 3.500%,  8/1/2050 2,589,957
2,084,036 3.500%,  9/1/2052 1,962,841
2,831,201 4.000%,  10/1/2052 2,748,849
929,954 2.000%,  11/1/2051
c
783,513
3,617,185 2.000%,  12/1/2050
c
3,060,994
5,138,068 2.500%,  12/1/2051 4,526,093
2,338,197 4.500%,  12/1/2052 2,332,191
1,450,000 5.500%,  2/1/2041
c
1,473,449
4,350,000 5.000%,  2/1/2042
c
4,365,973
3,000,000 4.500%,  2/1/2049
c,m
2,962,500

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Mortgage-Backed Securities (8.6%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 1,429,784 3.500%,  7/1/2061 $ 1,332,139
1,464,720 4.000%,  12/1/2061 1,413,576
Total 98,071,802
Technology (0.7%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 126,416
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 257,544
Apple, Inc.
238,000 2.650%,  2/8/2051 168,376
490,000 3.750%,  9/12/2047 429,959
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
h
98,741
Broadcom, Inc.
86,000 3.469%,  4/15/2034
h
71,305
272,000 3.137%,  11/15/2035
h
211,169
200,000 3.187%,  11/15/2036
h
152,929
125,000 4.926%,  5/15/2037
h
114,733
Cloud Software Group Holdings,
Inc.
77,000 6.500%,  3/31/2029
h
67,574
CommScope Technologies
Finance, LLC
160,000 6.000%,  6/15/2025
h
151,525
CommScope, Inc.
70,000 7.125%,  7/1/2028
h
54,835
Dell International, LLC/EMC
Corporation
397,000 6.020%,  6/15/2026 408,313
Fiserv, Inc.
200,000 2.250%,  6/1/2027 181,982
250,000 2.650%,  6/1/2030 217,940
Gartner, Inc.
120,000 3.625%,  6/15/2029
h
107,760
95,000 3.750%,  10/1/2030
h
84,194
Global Payments, Inc.
204,000 5.300%,  8/15/2029 204,517
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
h
141,231
55,000 5.000%,  7/15/2028
h
50,573
10,000 4.875%,  9/15/2029
h
9,031
80,000 5.250%,  7/15/2030
h
72,395
106,000 4.500%,  2/15/2031
h
90,830
KLA Corporation
204,000 3.300%,  3/1/2050 158,316
Mastercard, Inc.
140,000 3.950%,  2/26/2048 129,224
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 168,570
Microsoft Corporation
200,000 3.041%,  3/17/2062 151,425
250,000 3.700%,  8/8/2046 226,631
Minerva Merger Sub, Inc.
97,000 6.500%,  2/15/2030
h
80,366
MSCI, Inc.
105,000 4.000%,  11/15/2029
h
95,550
NCR Corporation
218,000 6.125%,  9/1/2029
f,h
215,820
Principal
Amount Long-Term Fixed Income (36.8%) Value
Technology (0.7%) - continued
NXP BV/NXP Funding, LLC
$ 110,000 5.550%,  12/1/2028 $ 112,970
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 76,934
180,000 3.250%,  5/11/2041 133,546
Open Text Corporation
115,000 4.125%,  2/15/2030
h
96,839
Oracle Corporation
136,000 6.900%,  11/9/2052 157,317
340,000 6.150%,  11/9/2029 363,410
225,000 3.850%,  7/15/2036 194,177
408,000 4.000%,  7/15/2046 323,420
PTC, Inc.
40,000 3.625%,  2/15/2025
h
38,357
70,000 4.000%,  2/15/2028
h
65,214
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
h
36,844
Seagate HDD Cayman
171,425 9.625%,  12/1/2032
h
194,111
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
h
67,908
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,411
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
h
222,163
Texas Instruments, Inc.
170,000 4.150%,  5/15/2048 161,825
VeriSign, Inc.
80,000 4.750%,  7/15/2027 79,306
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
h
68,055
Visa, Inc.
272,000 2.000%,  8/15/2050 173,653
280,000 2.700%,  4/15/2040 223,848
VMware, Inc.
150,000 4.650%,  5/15/2027 148,456
200,000 2.200%,  8/15/2031 158,509
Total 7,825,047
Transportation (0.3%)
Air Canada Pass Through Trust
30,577 3.875%,  3/15/2023
h
30,470
Allegiant Travel Company
63,000 7.250%,  8/15/2027
h
61,590
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
h
22,482
American Airlines, Inc.
171,000 11.750%,  7/15/2025
h
190,332
205,000 5.500%,  4/20/2026
h
200,967
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
95,000 5.375%,  3/1/2029
f,h
84,930
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 121,336
130,000 5.750%,  5/1/2040 143,028
176,000 4.450%,  3/15/2043 168,176
CSX Corporation
165,000 3.800%,  4/15/2050 136,349
Delta Air Lines, Inc.
41,000 7.000%,  5/1/2025
h
42,194
17,000 7.375%,  1/15/2026 17,694

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Transportation (0.3%) - continued
$ 420,000 4.750%,  10/20/2028
h
$ 409,211
Hawaiian Brand Intellectual
Property, Ltd.
19,000 5.750%,  1/20/2026
h
18,145
Hertz Corporation
72,000 4.625%,  12/1/2026
h
64,080
86,000 5.000%,  12/1/2029
h
70,305
Kansas City Southern
136,000 4.700%,  5/1/2048 127,304
Mileage Plus Holdings, LLC
306,000 6.500%,  6/20/2027
h
309,155
Norfolk Southern Corporation
204,000 4.450%,  3/1/2033
c
202,966
Ryder System, Inc.
136,000 2.850%,  3/1/2027 125,385
Southwest Airlines Company
360,000 2.625%,  2/10/2030 314,908
Union Pacific Corporation
272,000 2.973%,  9/16/2062 187,948
United Airlines, Inc.
77,000 4.375%,  4/15/2026
h
73,099
64,000 4.625%,  4/15/2029
h
58,375
VistaJet Malta Finance plc/XO
Management Holding, Inc.
85,000 6.375%,  2/1/2030
h
74,961
XPO Escrow Sub, LLC
84,000 7.500%,  11/15/2027
h
86,318
Total 3,341,708
U.S. Government & Agencies (12.9%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 3,428,023
458,000 4.000%,  11/15/2052 489,774
2,285,000 2.250%,  11/15/2027 2,147,097
4,700,000 3.875%,  12/31/2027 4,753,242
5,450,000 2.875%,  5/15/2028 5,253,928
2,190,000 5.250%,  11/15/2028 2,375,209
4,000,000 1.625%,  8/15/2029 3,562,500
6,250,000 1.500%,  2/15/2030 5,486,328
2,750,000 0.875%,  11/15/2030 2,272,832
5,095,000 1.375%,  11/15/2031 4,295,523
550,000 4.375%,  5/15/2040 602,443
7,335,000 1.375%,  11/15/2040 5,075,763
2,000,000 3.000%,  5/15/2042 1,788,750
240,000 4.000%,  11/15/2042 248,025
4,999,000 2.500%,  5/15/2046 4,015,017
7,300,000 2.875%,  5/15/2049 6,301,383
U.S. Treasury Notes
3,800,000 0.125%,  7/31/2023 3,713,906
6,810,000 0.125%,  8/31/2023 6,631,504
2,750,000 0.125%,  10/15/2023 2,662,022
9,300,000 0.750%,  12/31/2023 8,967,961
11,330,000 2.500%,  1/31/2024 11,083,484
19,985,000 3.000%,  6/30/2024 19,561,880
1,350,000 2.125%,  7/31/2024 1,303,857
8,000,000 1.250%,  8/31/2024 7,612,813
2,540,000 2.250%,  11/15/2024 2,450,703
1,090,000 2.125%,  11/30/2024 1,048,742
950,000 1.375%,  1/31/2025 899,309
5,000,000 0.250%,  8/31/2025 4,548,047
7,440,000 2.625%,  1/31/2026 7,184,250
3,610,000 0.500%,  2/28/2026 3,261,832
9,300,000 2.500%,  2/28/2026 8,934,902
4,200,000 0.500%,  4/30/2027 3,681,234
Principal
Amount Long-Term Fixed Income (36.8%) Value
U.S. Government & Agencies (12.9%) -
continued
$ 1,700,000 0.750%,  1/31/2028 $ 1,479,199
Total 147,121,482
Utilities (0.7%)
AES Corporation
271,000 3.950%,  7/15/2030
h
246,285
Ameren Illinois Company
150,000 4.500%,  3/15/2049 145,602
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 111,125
Appalachian Power Company
85,000 3.300%,  6/1/2027 81,437
Berkshire Hathaway Energy
Company
273,000 4.600%,  5/1/2053
h
256,448
228,000 4.500%,  2/1/2045 211,624
Calpine Corporation
78,000 4.500%,  2/15/2028
h
71,975
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 205,616
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 48,109
42,000 4.250%,  11/1/2028 40,384
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 171,034
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 63,090
325,000 4.125%,  5/15/2049 281,171
Consumers Energy Company
175,000 4.350%,  4/15/2049 162,930
DTE Electric Company
115,000 3.700%,  3/15/2045 97,393
145,000 3.700%,  6/1/2046 119,699
DTE Energy Company
225,000 4.220%,  11/1/2024 222,377
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 176,118
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 115,220
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 151,613
Edison International
250,000 5.750%,  6/15/2027 256,302
Exelon Corporation
200,000 4.700%,  4/15/2050 188,740
263,000 4.450%,  4/15/2046 237,533
FirstEnergy Corporation
170,000 5.350%,  7/15/2047 156,825
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 77,327
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
126,943
Mississippi Power Company
165,000 3.950%,  3/30/2028 159,009
National Rural Utilities Cooperative
Finance Corporation
200,000 3.700%,  3/15/2029 188,812

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Utilities (0.7%) - continued
NextEra Energy Operating
Partners, LP
$ 150,000 3.875%,  10/15/2026
h
$ 139,126
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 266,713
NiSource, Inc.
150,000 3.600%,  5/1/2030 138,727
NRG Energy, Inc.
165,000 3.375%,  2/15/2029
h
136,411
204,000 4.450%,  6/15/2029
h
186,683
40,000 5.250%,  6/15/2029
h
36,100
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 159,902
126,000 4.550%,  7/1/2030 117,517
PG&E Corporation
94,000 5.000%,  7/1/2028 88,083
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 115,780
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 195,812
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 239,973
Southern California Edison
Company
175,000 4.000%,  4/1/2047 146,870
Southern Company
68,000 4.475%,  8/1/2024 67,281
215,000 3.250%,  7/1/2026 204,481
272,000 5.113%,  8/1/2027 276,694
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 124,554
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 110,037
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
h
145,595
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 116,050
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
h
186,346
125,000 5.000%,  7/31/2027
h
117,635
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 151,489
Total 7,838,600
Total Long-Term Fixed Income
(cost $451,049,134) 420,172,878
Shares Common Stock ( 11.6% ) Value
Communications Services (0.5%)
4,058 Alphabet, Inc., Class A
g
401,093
14,492 Alphabet, Inc., Class C
g
1,447,316
810 AMC Networks, Inc.
g
14,993
9 Cable One, Inc. 7,109
23,230 Comcast Corporation 914,100
3,128 DISH Network Corporation
g
45,012
91 Electronic Arts, Inc. 11,710
1,990 Emerald Holding, Inc.
g
7,940
200 EverQuote, Inc.
g
3,120
Shares Common Stock (11.6%) Value
Communications Services (0.5%) - continued
810 Interpublic Group of Companies,
Inc. $ 29,533
132 Liberty Broadband Corporation,
Class C
g
11,851
2,840 Liberty Global plc, Class A
g
61,600
324 Liberty Latin America, Ltd.
g
3,188
616 Live Nation Entertainment, Inc.
g
49,582
460 Match Group, Inc.
g
24,895
2,261 Meta Platforms, Inc.
g
336,821
349 Netflix, Inc.
g
123,497
661 New York Times Company 23,029
671 Omnicom Group, Inc. 57,699
21,806 QuinStreet, Inc.
g
334,286
200 ROBLOX Corporation
g
7,442
94 SciPlay Corporation
g
1,597
933 Snap, Inc.
g
10,785
458 Telephone & Data Systems, Inc. 6,123
538 Trade Desk, Inc.
g
27,277
334 Tripadvisor, Inc.
g
7,782
3,783 Verizon Communications, Inc. 157,259
6,944 Walt Disney Company
g
753,355
8,596 Warner Bros. Discovery, Inc.
g
127,393
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
3,067
48 Yelp, Inc.
g
1,512
4,264 Ziff Davis, Inc.
g
381,543
489 ZipRecruiter, Inc.
g
9,604
8,520 ZoomInfo Technologies, Inc.
g
240,520
Total 5,643,633
Consumer Discretionary (1.3%)
1,405 2U, Inc.
g
12,125
11,305 Amazon.com, Inc.
g
1,165,885
269 American Axle & Manufacturing
Holdings, Inc.
g
2,386
4,473 Aptiv plc
g
505,852
1,978 Autoliv, Inc. 182,213
16 AutoNation, Inc.
g
2,027
408 Beazer Homes USA, Inc.
g
6,679
621 Best Buy Company, Inc. 55,095
871 Bloomin' Brands, Inc. 21,122
294 Booking Holdings, Inc.
g
715,625
237 Boyd Gaming Corporation 14,767
361 Brunswick Corporation 30,443
213 Buckle, Inc. 9,372
1,361 Burlington Stores, Inc.
g
312,799
880 Carnival Corporation
g
9,522
3,134 Cedar Fair, LP 131,440
902 Cheesecake Factory, Inc. 35,403
179 Chegg, Inc.
g
3,716
1,044 Chico's FAS, Inc.
g
5,502
368 Chipotle Mexican Grill, Inc.
g
605,868
139 Chuy's Holdings, Inc.
g
4,758
16,984 Clarus Corporation 170,689
45 Columbia Sportswear Company 4,315
769 Container Store Group, Inc.
g
4,006
16,379 Cooper-Standard Holdings, Inc.
g
273,693
1,238 Culp, Inc. 6,438
1,315 D.R. Horton, Inc. 129,777
436 Darden Restaurants, Inc. 64,515
1,616 Designer Brands, Inc. 16,661
53 Dollar Tree, Inc.
g
7,960
299 Dorman Products, Inc.
g
29,021
593 Duolingo, Inc.
g
56,626
888 eBay, Inc. 43,956

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Consumer Discretionary (1.3%) - continued
33,850 Everi Holdings, Inc.
g
$ 587,974
403 Expedia Group, Inc.
g
46,063
3,120 Five Below, Inc.
g
615,046
3,867 Foot Locker, Inc. 168,253
4,481 Ford Motor Company 60,538
311 Fox Factory Holding Corporation
g
36,726
3,224 Gap, Inc. 43,750
218 Garmin, Ltd. 21,556
10,434 General Motors Company 410,265
1,949 Gentex Corporation 57,515
52 Genuine Parts Company 8,727
2,469 Goodyear Tire & Rubber
Company
g
27,776
1,272 Grand Canyon Education, Inc.
g
148,264
341 H&R Block, Inc. 13,292
1,683 Harley-Davidson, Inc. 77,468
49 Hasbro, Inc. 2,899
95 Hibbet, Inc. 6,304
487 Hilton Worldwide Holdings, Inc. 70,659
2,930 Home Depot, Inc. 949,818
906 Hyatt Hotels Corporation
g
98,863
238 KB Home 9,151
1,870 Kohl's Corporation 60,532
73 Kura Sushi USA, Inc.
g
4,536
516 La-Z-Boy, Inc. 14,670
955 Lear Corporation 139,220
266 Lennar Corporation 27,238
1,370 Lithia Motors, Inc. 360,584
923 Lowe's Companies, Inc. 192,215
304 Lululemon Athletica, Inc.
g
93,291
2,082 Macy's, Inc. 49,198
32 Marriott Vacations Worldwide
Corporation 5,121
1,670 McDonald's Corporation 446,558
562 Modine Manufacturing Company
g
13,426
1,291 Mohawk Industries, Inc.
g
154,997
3,511 Newell Brands, Inc. 56,036
1,102 NIKE, Inc. 140,318
4,430 Nordstrom, Inc.
f
86,562
94 NVR, Inc.
g
495,380
17 O'Reilly Automotive, Inc.
g
13,470
4,527 Papa John's International, Inc. 406,027
646 Patrick Industries, Inc. 45,847
615 PENN Entertainment, Inc.
g
21,802
6,446 Planet Fitness, Inc.
g
545,654
910 Playa Hotels and Resorts NV
g
6,898
821 Polaris, Inc. 94,284
912 PVH Corporation 81,989
786 Ross Stores, Inc. 92,897
219 Royal Caribbean Cruises, Ltd.
g
14,222
573 Ruth's Hospitality Group, Inc. 9,919
304 Six Flags Entertainment
Corporation
g
8,162
3,728 Skyline Champion Corporation
g
219,766
2,725 Sleep Number Corporation
g
93,685
7,109 Sonos, Inc.
g
131,090
1,338 Sony Group Corporation ADR 119,697
4,774 Stoneridge, Inc.
g
117,727
125 Taylor Morrison Home Corporation
g
4,475
2,660 Tesla, Inc.
g
460,765
441 Texas Roadhouse, Inc. 44,290
27,846 ThredUp, Inc.
g
48,174
88 TopBuild Corporation
g
17,605
1,314 Travel + Leisure Company 55,674
130 TravelCenters of America, Inc.
g
5,918
Shares Common Stock (11.6%) Value
Consumer Discretionary (1.3%) - continued
1,676 Ulta Beauty, Inc.
g
$ 861,397
26 Vail Resorts, Inc. 6,821
272 VF Corporation 8,416
484 Visteon Corporation
g
75,669
2,292 Wendy's Company 51,112
1,390 Wingstop, Inc. 220,273
2,822 Wyndham Hotels & Resorts, Inc. 218,733
5,192 Xometry, Inc.
f,g
181,824
5,045 Zumiez, Inc.
g
130,312
Total 14,855,639
Consumer Staples (0.6%)
6,159 Archer-Daniels-Midland Company 510,273
568 BJ's Wholesale Club Holdings,
Inc.
g
41,163
594 Bunge, Ltd. 58,865
255 Cal-Maine Foods, Inc. 14,591
1,841 Casey's General Stores, Inc. 434,310
4,282 Celsius Holdings, Inc.
g
429,570
1,135 Coca-Cola Company 69,598
479 Costco Wholesale Corporation 244,836
5,062 Coty, Inc.
g
50,418
228 Darling Ingredients, Inc.
g
15,114
6,874 e.l.f. Beauty, Inc.
g
395,599
1,826 Estee Lauder Companies, Inc. 505,948
3,503 Flowers Foods, Inc. 96,998
39 Hershey Company 8,759
175 Ingredion, Inc. 17,990
2,511 John B. Sanfilippo & Son, Inc. 212,205
1,158 Kraft Heinz Company 46,934
2,223 Kroger Company 99,213
6,105 Lamb Weston Holdings, Inc. 609,828
582 Lancaster Colony Corporation 111,692
133 McCormick & Company, Inc. 9,991
3,547 Mondelez International, Inc. 232,116
140 PepsiCo, Inc. 23,943
758 Performance Food Group
Company
g
46,481
3,106 Philip Morris International, Inc. 323,769
852 Post Holdings, Inc.
g
80,897
12,149 Primo Water Corporation 190,132
2,441 Procter & Gamble Company 347,550
34 Seneca Foods Corporation
g
2,125
420 Sprouts Farmers Markets, Inc.
g
13,419
1,137 Sysco Corporation 88,072
10,196 Turning Point Brands, Inc. 236,649
376 Tyson Foods, Inc. 24,722
786 US Foods Holding Corporation
g
29,970
6,263 Walmart, Inc. 901,058
Total 6,524,798
Energy (0.6%)
2,280 Antero Midstream Corporation 24,852
169 APA Corporation 7,492
2,458 Archrock, Inc. 24,359
614 Baker Hughes Company 19,488
3,528 BP plc ADR 127,819
149 Cactus, Inc. 8,062
421 California Resources Corporation 17,989
710 Callon Petroleum Company
g
30,211
1,845 ChampionX Corporation 60,922
90 Cheniere Energy, Inc. 13,751
714 Chevron Corporation 124,250
41 Civitas Resources, Inc. 2,729
4,445 Clean Energy Fuels Corporation
g
25,159

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Energy (0.6%) - continued
294 Comstock Resources, Inc. $ 3,572
1,717 ConocoPhillips 209,251
5,562 Devon Energy Corporation 351,741
5,167 Enterprise Products Partners, LP 132,275
381 EOG Resources, Inc. 50,387
4,029 EQT Corporation 131,627
10,280 Exxon Mobil Corporation 1,192,583
1,355 Green Plains, Inc.
g
47,113
15 Gulfport Energy Corporation
g
1,022
10,785 Halliburton Company 444,558
332 Helmerich & Payne, Inc. 16,082
744 HF Sinclair Corporation 42,334
1,176 International Seaways, Inc. 45,676
5,777 Liberty Energy, Inc. 91,450
626 Magnolia Oil & Gas Corporation 14,780
1,005 Marathon Oil Corporation 27,607
3,530 Marathon Petroleum Corporation 453,676
5,425 Matador Resources Company 358,918
860 NexTier Oilfield Solutions, Inc.
g
8,101
16,119 NOV, Inc. 393,948
2,049 Par Pacific Holdings, Inc.
g
54,770
554 Patterson-UTI Energy, Inc. 9,307
1,843 PBF Energy, Inc. 77,388
1,410 Phillips 66 141,381
811 Pioneer Natural Resources
Company 186,814
7,452 ProPetro Holding Corporation
g
74,147
163 Range Resources Corporation 4,078
190 Schlumberger, Ltd. 10,826
263 Select Energy Services, Inc. 2,309
1,450 SM Energy Company 47,662
361 Solaris Oilfield Infrastructure, Inc. 3,823
806 Southwestern Energy Company
g
4,449
9,023 Talos Energy, Inc.
g
178,746
454 Technip Energies NV ADR 8,779
40,315 TechnipFMC plc
g
559,975
1,991 U.S. Silica Holdings, Inc.
g
24,370
817 Valero Energy Corporation 114,405
1,340 Viper Energy Partners, LP 42,545
12,468 Williams Companies, Inc. 401,968
Total 6,451,526
Financials (1.6%)
4,943 AGNC Investment Corporation 57,339
775 Allstate Corporation 99,564
7,367 Ally Financial, Inc. 239,354
644 Ambac Financial Group, Inc.
g
10,729
588 American Express Company 102,859
796 American Financial Group, Inc. 113,502
199 Ameriprise Financial, Inc. 69,674
1,304 Annaly Capital Management, Inc. 30,605
14 Apollo Global Management, Inc. 991
1,764 Arch Capital Group, Ltd.
g
113,513
2,220 Arthur J. Gallagher & Company 434,498
172 Assurant, Inc. 22,805
671 Assured Guaranty, Ltd. 42,005
783 Banc of California, Inc. 13,640
5,867 Bank of America Corporation 208,161
155 Bank of Marin Bancorp 4,723
3,282 Bank of N.T. Butterfield & Son, Ltd. 104,893
2,114 Bank of New York Mellon
Corporation 106,905
1,230 BankFinancial Corporation 12,411
148 BayCom Corporation 2,976
249 BCB Bancorp, Inc. 4,479
Shares Common Stock (11.6%) Value
Financials (1.6%) - continued
2,492 Berkshire Hathaway, Inc.
g
$ 776,308
457 BlackRock, Inc. 346,959
107 Bread Financial Holdings, Inc. 4,390
7,580 Bridgewater Bancshares, Inc.
g
117,945
1,325 Brighthouse Financial, Inc.
g
74,558
164 Brookline Bancorp, Inc. 2,145
6,282 Byline Bancorp, Inc. 155,794
1,904 Capital One Financial Corporation 226,576
12,255 Carlyle Group, Inc. 440,812
1,129 Cboe Global Markets, Inc. 138,731
7,122 Central Pacific Financial
Corporation 160,957
2,045 Charles Schwab Corporation 158,324
1,005 Chimera Investment Corporation 7,326
831 Chubb, Ltd. 189,044
11,758 Citigroup, Inc. 614,003
274 Citizens Financial Group, Inc. 11,870
75 CNB Financial Corporation 1,809
18,650 Columbia Banking System, Inc. 576,471
1,201 Comerica, Inc. 88,045
1,818 Community Trust Bancorp, Inc. 78,319
1,087 ConnectOne Bancorp, Inc. 25,838
11 CrossFirst Bankshares, Inc.
g
148
7,330 Customers Bancorp, Inc.
g
222,612
899 Discover Financial Services 104,940
834 East West Bancorp, Inc. 65,486
1,697 Ellington Residential Mortgage
REIT 13,423
901 Enova International, Inc.
g
41,131
3,386 Enterprise Financial Services
Corporation 180,541
6,219 Equitable Holdings, Inc. 199,443
164 Equity Bancshares, Inc. 4,895
411 Essent Group, Ltd. 18,096
213 Farmers National Banc
Corporation 3,063
2,690 Federated Hermes, Inc. 105,717
1,580 Financial Institutions, Inc. 39,042
1,198 First Financial Corporation 53,814
663 First Foundation, Inc. 10,296
215 First Mid-Illinois Bancshares, Inc. 6,908
512 First of Long Island Corporation 9,042
460 First Republic Bank 64,805
79 FirstCash Holdings, Inc. 7,282
2,002 Flushing Financial Corporation 38,418
2,401 Genworth Financial, Inc.
g
13,253
1,868 Glacier Bancorp, Inc. 85,162
252 Global Life, Inc. 30,454
1,537 Great Southern Bancorp, Inc. 89,822
701 Green Dot Corporation
g
12,674
2,225 Hamilton Lane, Inc. 173,238
984 Hancock Whitney Corporation 50,656
6,105 Hanmi Financial Corporation 142,185
1,594 Hanover Insurance Group, Inc. 214,521
808 Hartford Financial Services Group,
Inc. 62,709
5,169 Heartland Financial USA, Inc. 255,710
1,084 HomeStreet, Inc. 29,886
1,876 Hometrust Bancshares, Inc. 50,652
31,208 Hope Bancorp, Inc. 402,271
995 Horizon Bancorp, Inc. 15,562
4,251 Houlihan Lokey, Inc. 421,147
3,363 Independent Bank Corporation 74,558
738 Interactive Brokers Group, Inc. 58,996
1,543 Intercontinental Exchange, Inc. 165,950

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Financials (1.6%) - continued
1,138 Invesco Mortgage Capital, Inc. $ 16,717
1,958 Invesco, Ltd. 36,243
3,148 J.P. Morgan Chase & Company 440,594
2,943 Kinsale Capital Group, Inc. 819,449
255 KKR & Company, Inc. 14,232
527 M&T Bank Corporation 82,212
45 Marsh & McLennan Companies,
Inc. 7,871
211 Metropolitan Bank Holding
Corporation
g
12,529
3,198 MFA Financial, Inc. 38,024
10,261 MGIC Investment Corporation 144,885
2,480 Midland States Bancorp, Inc. 63,190
3,805 MidWestOne Financial Group, Inc. 118,526
1,594 Moody's Corporation 514,463
1,102 Morgan Stanley 107,258
841 Mr. Cooper Group, Inc.
g
38,678
926 MSCI, Inc. 492,225
10,058 Nasdaq, Inc. 605,391
21,721 New York Community Bancorp,
Inc. 216,993
4,438 NMI Holdings, Inc.
g
103,095
2,640 OceanFirst Financial Corporation 63,149
466 OFG Bancorp 13,192
3,536 Old Republic International
Corporation 93,315
2,605 OneMain Holdings, Inc. 112,380
7,347 PacWest Bancorp 203,218
350 Pathward Financial, Inc. 17,367
73 PCB Bancorp 1,356
122 Peapack-Gladstone Financial
Corporation 4,525
53 PennyMac Financial Services, Inc. 3,573
4,866 Popular, Inc. 334,002
141 Primerica, Inc. 22,807
981 Principal Financial Group, Inc. 90,792
597 Prosperity Bancshares, Inc. 45,288
451 Prudential Financial, Inc. 47,328
89 QCR Holdings, Inc. 4,678
11,882 Radian Group, Inc. 262,592
928 Raymond James Financial, Inc. 104,651
10 Reinsurance Group of America,
Inc. 1,518
106 RenaissanceRe Holdings, Ltd. 20,743
10,279 Rithm Capital Corporation 96,725
3,499 RLI Corporation 463,443
371 S&P Global, Inc. 139,103
191 S&T Bancorp, Inc. 6,949
7,335 Seacoast Banking Corporation of
Florida 235,527
191 Signature Bank 24,629
2,433 Silvergate Capital Corporation
f,g
34,646
1,989 State Street Corporation 181,655
90 SVB Financial Group
g
27,220
11,735 Synchrony Financial 431,027
1,057 Synovus Financial Corporation 44,341
349 T. Rowe Price Group, Inc. 40,648
454 Territorial Bancorp, Inc. 10,905
1,471 TPG RE Finance Trust, Inc. 12,812
3,070 Tradeweb Markets, Inc. 228,838
6,648 Triumph Financial, Inc.
g
370,493
2,389 Truist Financial Corporation 117,993
1,716 TrustCo Bank Corporation NY 61,622
1,038 Two Harbors Investment
Corporation 18,622
3,703 Umpqua Holdings Corporation 67,395
Shares Common Stock (11.6%) Value
Financials (1.6%) - continued
321 Univest Financial Corporation $ 8,715
4,495 Unum Group 188,925
2,205 Virtu Financial, Inc. 42,579
435 W.R. Berkley Corporation 30,511
71 Walker & Dunlop, Inc. 6,772
148 Washington Federal, Inc. 5,248
4,148 Wells Fargo & Company 194,417
9,572 Western Alliance Bancorp 721,442
265 Western Asset Mortgage Capital
Corporation 2,987
27 Willis Towers Watson plc 6,863
123 Wintrust Financial Corporation 11,251
2,841 Zions Bancorp NA 151,028
216 Zurich Insurance Group AG 106,818
Total 18,941,556
Health Care (1.7%)
274 10X Genomics, Inc.
g
12,831
7,064 Abbott Laboratories 780,925
1,220 ACADIA Pharmaceuticals, Inc.
g
23,217
431 Accolade, Inc.
g
5,030
2,825 Agilent Technologies, Inc. 429,626
14,777 Agiliti, Inc.
g
272,636
699 Agios Pharmaceuticals, Inc.
g
20,607
1,731 Aldeyra Therapeutics, Inc.
g
10,213
364 Align Technology, Inc.
g
98,182
646 Alignment Healthcare, Inc.
g
7,978
4,452 Alkermes plc
g
127,505
4,316 Allogene Therapeutics, Inc.
g
33,320
30 Alnylam Pharmaceuticals, Inc.
g
6,792
190 Amedisys, Inc.
g
18,365
827 AmerisourceBergen Corporation 139,730
255 Amgen, Inc. 64,362
1,065 Amicus Therapeutics, Inc.
g
13,888
146 AMN Healthcare Services, Inc.
g
13,993
303 Anika Therapeutics, Inc.
g
9,396
503 Arcutis Biotherapeutics, Inc.
g
8,335
1,145 Argenx SE ADR
g
437,676
76 Arvinas, Inc.
g
2,491
1,840 Ascendis Pharma AS ADR
g
228,307
1,692 AstraZeneca plc ADR 110,606
1,096 Atara Biotherapeutics, Inc.
g
5,557
497 Avanos Medical, Inc.
g
15,228
8,944 Avantor, Inc.
g
213,762
2,605 Axonics, Inc.
g
159,947
16,750 Baxter International, Inc. 765,307
654 Biogen, Inc.
g
190,249
3,588 BioLife Solutions, Inc.
g
84,103
41 BioMarin Pharmaceutical, Inc.
g
4,729
4,307 Bio-Techne Corporation 343,096
242 Blueprint Medicines Corporation
g
11,311
279 Bristol-Myers Squibb Company 20,269
330 Cardinal Health, Inc. 25,492
104 Cardiovascular Systems, Inc.
g
1,450
69 Chemed Corporation 34,855
2,207 Cigna Holding Company 698,891
1,231 Community Health Systems, Inc.
g
6,426
13 CONMED Corporation 1,245
852 Cooper Companies, Inc. 297,288
305 CRISPR Therapeutics AG
g
15,561
930 CVS Health Corporation 82,045
559 Danaher Corporation 147,788
2,177 Deciphera Pharmaceuticals, Inc.
g
37,031
628 Dentsply Sirona, Inc. 23,129
3,649 DexCom, Inc.
g
390,771

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Health Care (1.7%) - continued
2,820 Dynavax Technologies
Corporation
g
$ 32,092
241 Editas Medicine, Inc.
g
2,383
3,479 Edwards Lifesciences
Corporation
g
266,839
1,842 Elanco Animal Health, Inc.
g
25,291
556 Elevance Health, Inc. 277,994
1,047 Encompass Health Corporation 65,385
523 Enhabit, Inc.
g
8,033
8,046 Enovis Corporation
g
506,496
140 Ensign Group, Inc. 13,055
382 Exact Sciences Corporation
g
25,793
2,289 Gilead Sciences, Inc. 192,139
123 Guardant Health, Inc.
g
3,866
4,639 Halozyme Therapeutics, Inc.
g
240,161
445 HCA Healthcare, Inc. 113,506
247 HealthEquity, Inc.
g
15,030
3,310 Hims & Hers Health, Inc.
g
27,407
2,566 Hologic, Inc.
g
208,795
81 IDEAYA Biosciences, Inc.
g
1,379
24 IDEXX Laboratories, Inc.
g
11,532
3,143 Immunocore Holdings plc ADR
g
192,572
3,026 Inari Medical, Inc.
g
172,633
2,124 Inspire Medical Systems, Inc.
g
537,499
1,598 Insulet Corporation
g
459,137
94 Integra LifeSciences Holdings
Corporation
g
5,386
401 Intuitive Surgical, Inc.
g
98,522
2,874 Ionis Pharmaceuticals, Inc.
g
114,586
555 Jazz Pharmaceuticals, Inc.
g
86,946
4,531 Johnson & Johnson 740,456
307 KalVista Pharmaceuticals, Inc.
g
2,444
267 Kiniksa Pharmaceuticals, Ltd.
g
3,861
1,144 Kura Oncology, Inc.
g
15,810
718 Laboratory Corporation of America
Holdings 181,022
7,146 Lantheus Holdings, Inc.
g
410,895
3 Madrigal Pharmaceuticals, Inc.
g
865
28,789 Maravai LifeSciences Holdings,
Inc.
g
422,047
250 Medpace Holdings, Inc.
g
55,267
7,007 Medtronic plc 586,416
9,712 Merck & Company, Inc. 1,043,166
43 Merit Medical Systems, Inc.
g
3,068
905 Mersana Therapeutics, Inc.
g
5,955
1,385 Mirati Therapeutics, Inc.
g
73,973
161 Molina Healthcare, Inc.
g
50,205
60 MultiPlan Corporation
g
79
2,803 Natera, Inc.
g
120,333
637 National HealthCare Corporation 37,927
481 Novo Nordisk AS ADR 66,753
410 Nurix Therapeutics, Inc.
g
5,039
4,862 NuVasive, Inc.
g
221,707
497 Oak Street Health, Inc.
g
14,443
622 OraSure Technologies, Inc.
g
3,471
4,392 Pfizer, Inc. 193,951
71 Pliant Therapeutics, Inc.
g
2,488
20,364 Progyny, Inc.
g
700,318
1,500 Protagonist Therapeutics, Inc.
g
19,935
12,804 R1 RCM, Inc.
g
183,225
946 RAPT Therapeutics, Inc.
g
27,481
1,094 Reata Pharmaceuticals, Inc.
g
47,403
775 Regeneron Pharmaceuticals, Inc.
g
587,814
2,295 Repligen Corporation
g
425,263
1,104 Revance Therapeutics, Inc.
g
38,287
Shares Common Stock (11.6%) Value
Health Care (1.7%) - continued
455 Sage Therapeutics, Inc.
g
$ 20,175
2,486 Sarepta Therapeutics, Inc.
g
310,675
115 Scholar Rock Holding Corporation
g
1,391
17 Seagen, Inc.
g
2,371
584 Sensus Healthcare, Inc.
g
5,338
598 ShockWave Medical, Inc.
g
112,382
5,013 Silk Road Medical, Inc.
g
272,507
381 SpringWorks Therapeutics, Inc.
g
11,963
4,720 Stevanato Group SPA 92,890
469 Syneos Health, Inc.
g
16,846
38 Teladoc Health, Inc.
g
1,117
1,024 Teleflex, Inc. 249,262
1,958 Travere Therapeutics, Inc.
g
43,859
832 Twist Bioscience Corporation
g
23,870
551 Ultragenyx Pharmaceutical, Inc.
g
24,977
246 UnitedHealth Group, Inc. 122,801
490 Vanda Pharmaceuticals, Inc.
g
3,763
108 Veeva Systems, Inc.
g
18,419
1,813 Veracyte, Inc.
g
45,561
2,882 Vericel Corporation
g
79,169
14,298 Viemed Healthcare, Inc.
g
121,390
3,578 Vor BioPharma, Inc.
g
18,856
820 VYNE Therapeutics, Inc.
g
213
1,126 Waters Corporation
g
369,981
471 Zentalis Pharmaceuticals, Inc.
g
11,116
1,163 Zimmer Biomet Holdings, Inc. 148,096
2,392 Zoetis, Inc. 395,852
575 Zymeworks, Inc.
g
5,434
Total 18,977,639
Industrials (1.7%)
1,391 3M Company 160,076
124 Acuity Brands, Inc. 23,376
745 Advanced Drainage Systems, Inc. 75,126
583 AECOM 50,878
913 AGCO Corporation 126,113
8,477 Air Lease Corporation 381,211
3,031 Alaska Air Group, Inc.
g
155,612
116 Albany International Corporation 13,009
4,417 Altra Industrial Motion Corporation 269,746
159 American Woodmark Corporation
g
9,109
4,619 AMETEK, Inc. 669,385
128 Apogee Enterprises, Inc. 5,995
6,388 ASGN, Inc.
g
580,989
151 Atkore International Group, Inc.
g
19,668
666 AZZ, Inc. 28,292
14,726 Badger Infrastructure Solutions,
Ltd. 350,843
3,865 Barnes Group, Inc. 171,065
561 Beacon Roofing Supply, Inc.
g
31,910
848 Booz Allen Hamilton Holding
Corporation 80,255
10 CACI International, Inc.
g
3,081
1,252 Carlisle Companies, Inc. 314,077
197 Caterpillar, Inc. 49,701
166 CBIZ, Inc.
g
7,900
3,185 Chart Industries, Inc.
g
426,726
4,095 Cimpress plc
g
133,866
1,131 Cintas Corporation 501,870
4,764 CNH Industrial NV 84,418
45 Columbus McKinnon Corporation 1,618
776 Core & Main, Inc.
g
17,126
152 CoStar Group, Inc.
g
11,841
3,023 Crane Holdings, Company 350,396
346 CSW Industrials, Inc. 46,783

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Industrials (1.7%) - continued
18,785 CSX Corporation $ 580,832
952 Curtiss-Wright Corporation 157,842
403 Deere & Company 170,404
2,761 Delta Air Lines, Inc.
g
107,955
408 Donaldson Company, Inc. 25,439
6 Dover Corporation 911
15,628 Driven Brands Holdings, Inc.
g
456,181
356 Eagle Bulk Shipping, Inc. 20,392
831 EMCOR Group, Inc. 123,196
1,500 Emerson Electric Company 135,330
48 Equifax, Inc. 10,666
4,614 Expeditors International of
Washington, Inc. 499,004
2,804 Fastenal Company 141,742
17,527 First Advantage Corporation
g
243,275
376 Forrester Research, Inc.
g
13,935
1,130 Fortune Brands Innovations, Inc. 72,896
3,794 Forward Air Corporation 409,183
257 Genco Shipping & Trading, Ltd. 4,662
484 General Dynamics Corporation 112,801
125 Gorman-Rupp Company 3,591
2,958 Greenbrier Companies, Inc. 91,461
67 Heidrick & Struggles International,
Inc. 2,061
3,446 Helios Technologies, Inc. 227,436
45 Heritage-Crystal Clean, Inc.
g
1,674
1,264 Hillman Solutions Corporation
g
12,134
14,994 Howmet Aerospace, Inc. 610,106
1,082 Hubbell, Inc. 247,681
16,848 IAA, Inc.
g
703,067
82 ICF International, Inc. 8,380
1,811 IDEX Corporation 434,060
11,411 Janus International Group, Inc.
g
125,521
22 JB Hunt Transport Services, Inc. 4,159
3,105 JetBlue Airways Corporation
g
24,840
1,255 Johnson Controls International plc 87,310
34 Knight-Swift Transportation
Holdings, Inc. 2,009
429 L3Harris Technologies, Inc. 92,158
1,157 Landstar System, Inc. 199,964
1,090 Leidos Holdings, Inc. 107,736
4,188 Lincoln Electric Holdings, Inc. 698,852
2,675 ManpowerGroup, Inc. 233,153
1,130 Masterbrand, Inc.
g
10,396
1,978 Mercury Systems, Inc.
g
98,870
4,313 Middleby Corporation
g
670,456
3,000 Miller Industries, Inc. 87,030
434 MSC Industrial Direct Company,
Inc. 35,892
44 National Presto Industries, Inc. 3,371
337 Norfolk Southern Corporation 82,838
117 Northrop Grumman Corporation 52,421
1,033 Old Dominion Freight Line, Inc. 344,237
1,432 Owens Corning, Inc. 138,403
1,128 PACCAR, Inc. 123,302
628 Parker-Hannifin Corporation 204,728
7,002 Pentair plc 387,771
3,015 Planet Labs PBC
g
14,924
818 Quanta Services, Inc. 124,491
5,472 Regal Rexnord Corporation 761,702
483 Republic Services, Inc. 60,288
163 RXO, Inc.
g
2,986
817 Saia, Inc.
g
222,861
1,790 SkyWest, Inc.
g
37,160
174 Snap-On, Inc. 43,279
Shares Common Stock (11.6%) Value
Industrials (1.7%) - continued
2,683 Southwest Airlines Company $ 95,971
1,315 Standex International Corporation 151,975
107 Stanley Black & Decker, Inc. 9,556
205 Sterling Construction Company,
Inc.
g
7,460
16,253 Sun Country Airlines Holdings,
Inc.
g
303,443
3,003 SunPower Corporation
f,g
52,342
1,025 Sunrun, Inc.
g
26,937
1,860 Tennant Company 130,442
597 Terex Corporation 30,429
891 Textron, Inc. 64,909
3,324 Timken Company 273,731
466 Trane Technologies plc 83,470
3,376 TransUnion 242,228
2,973 Trex Company, Inc.
g
156,737
1,135 Tutor Perini Corporation
g
10,408
3,666 Uber Technologies, Inc.
g
113,389
95 UniFirst Corporation 18,852
1,577 Union Pacific Corporation 322,008
698 United Airlines Holdings, Inc.
g
34,174
1,001 United Parcel Service, Inc. 185,415
1,175 United Rentals, Inc.
g
518,116
497 Univar Solutions, Inc.
g
17,137
152 Valmont Industries, Inc. 50,119
6,632 Vicor Corporation
g
460,460
81 Watts Water Technologies, Inc. 13,245
14,122 WillScot Mobile Mini Holdings
Corporation
g
684,352
Total 19,920,771
Information Technology (2.2%)
2,530 8x8, Inc.
g
11,916
342 Adobe, Inc.
g
126,656
1,111 Alteryx, Inc.
g
61,649
157 American Software, Inc. 2,388
998 Amkor Technology, Inc. 29,202
8,570 Amphenol Corporation 683,629
220 ANSYS, Inc.
g
58,599
20,616 Apple, Inc. 2,974,683
638 Applied Materials, Inc. 71,131
2,251 Arista Networks, Inc.
g
283,671
1,489 Arrow Electronics, Inc.
g
174,943
2,045 Autodesk, Inc.
g
440,002
61 Aviat Networks, Inc.
g
1,973
78 Avnet, Inc. 3,579
284 Benchmark Electronics, Inc. 7,949
5,250 BigCommerce Holdings, Inc.
g
64,365
2,224 Bill.com Holdings, Inc.
g
257,139
1,664 Block, Inc.
g
135,982
31 Broadridge Financial Solutions,
Inc. 4,661
568 Cadence Design Systems, Inc.
g
103,847
498 CalAmp Corporation
g
2,306
9,692 Calix, Inc.
g
510,187
70 Cambium Networks Corporation
g
1,500
108 CDW Corporation 21,171
3,227 Ciena Corporation
g
167,869
8,354 Cisco Systems, Inc. 406,589
8,985 Cognex Corporation 491,839
33 Cognizant Technology Solutions
Corporation 2,203
702 Coherent Corporation
g
30,467
3,540 Cohu, Inc.
g
127,723

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Information Technology (2.2%) - continued
3,098 CommScope Holding Company,
Inc.
g
$ 26,023
3,121 Conduent Incorporated
g
14,887
231 Corning, Inc. 7,995
124 CrowdStrike Holdings, Inc.
g
13,132
463 Datadog, Inc.
f,g
34,637
1,994 Descartes Systems Group, Inc.
g
145,602
3,746 Dolby Laboratories, Inc. 298,032
3,111 Dropbox, Inc.
g
72,269
970 Endava plc ADR
g
85,234
951 Enphase Energy, Inc.
g
210,532
2,523 Entegris, Inc. 203,631
626 EPAM Systems, Inc.
g
208,239
351 Euronet Worldwide, Inc.
g
39,551
7 Fair Isaac Corporation
g
4,662
1,829 Fidelity National Information
Services, Inc. 137,248
131 First Solar, Inc.
g
23,266
1,715 Fiserv, Inc.
g
182,956
6,195 Five9, Inc.
g
488,042
7,105 Flex, Ltd.
g
165,902
288 Flywire Corporation
g
7,767
10,609 Gilat Satellite Networks, Ltd.
g
58,456
922 Global Payments, Inc. 103,928
15 GoDaddy, Inc.
g
1,232
31 HP, Inc. 903
498 HubSpot, Inc.
g
172,811
501 IPG Photonics Corporation
g
56,162
554 Jabil, Inc. 43,561
711 Jack Henry & Associates, Inc. 128,044
4,032 Juniper Networks, Inc. 130,234
8 Keysight Technologies, Inc.
g
1,435
212 KLA-Tencor Corporation 83,206
8,446 Knowles Corporation
g
162,417
1,030 Lam Research Corporation 515,103
9,424 Lattice Semiconductor
Corporation
g
714,245
489 Littelfuse, Inc. 125,521
169 Lumentum Holdings, Inc.
g
10,170
2,956 Mastercard, Inc. 1,095,494
2,142 MAXIMUS, Inc. 160,329
89 MaxLinear, Inc.
g
3,667
6,149 Microchip Technology, Inc. 477,285
10,010 Microsoft Corporation 2,480,578
1,504 MKS Instruments, Inc. 153,889
951 Monolithic Power Systems, Inc. 405,659
53 Motorola Solutions, Inc. 13,622
302 NICE, Ltd. ADR
g
62,644
1,231 Nova, Ltd.
g
111,652
3,001 NVIDIA Corporation 586,305
941 ON Semiconductor Corporation
g
69,116
963 PagerDuty, Inc.
g
28,688
2,495 Palo Alto Networks, Inc.
g
395,807
1,522 Paycom Software, Inc.
g
493,037
2,378 PayPal Holdings, Inc.
g
193,783
331 PDF Solutions, Inc.
g
10,519
302 Plexus Corporation
g
28,989
2,888 PTC, Inc.
g
389,533
228 Qorvo, Inc.
g
24,775
2,982 QUALCOMM, Inc. 397,232
113 Qualys, Inc.
g
13,036
2,237 Rambus, Inc.
g
90,531
356 RingCentral, Inc.
g
13,895
5,504 Sabre Corporation
g
37,482
3,546 Salesforce, Inc.
g
595,622
Shares Common Stock (11.6%) Value
Information Technology (2.2%) - continued
2,924 Samsung Electronics Company,
Ltd. $ 145,645
169 Sanmina Corporation
g
10,297
345 ServiceNow, Inc.
g
157,020
835 SiTime Corporation
g
96,217
1,996 Skyworks Solutions, Inc. 218,901
4,311 Splunk, Inc.
g
412,864
509 Sprinklr, Inc.
g
5,059
12,578 Sprout Social, Inc.
g
804,615
1,081 Synopsys, Inc.
g
382,404
181 Teledyne Technologies, Inc.
g
76,791
19 Teradyne, Inc. 1,932
4,906 Texas Instruments, Inc. 869,392
1,091 Trimble, Inc.
g
63,343
33,901 TTM Technologies, Inc.
g
532,924
1,044 Tyler Technologies, Inc.
g
336,972
1,708 Universal Display Corporation 226,361
315 Visa, Inc. 72,516
2,334 Vishay Intertechnology, Inc. 53,425
2,516 Vontier Corporation 57,943
288 Western Digital Corporation
g
12,658
3,998 Western Union Company 56,652
169 WEX, Inc.
g
31,260
833 Wolfspeed, Inc.
g
64,149
5,778 Workiva, Inc.
g
499,970
443 Xerox Holdings Corporation 7,256
1,872 Yext, Inc.
g
13,010
24 Zebra Technologies Corporation
g
7,588
474 Zoom Video Communications,
Inc.
g
35,550
Total 25,522,736
Materials (0.5%)
161 Albemarle Corporation 45,313
122 Alcoa Corporation 6,373
3,954 AptarGroup, Inc. 457,241
1,402 Ashland, Inc. 153,197
1,143 Avery Dennison Corporation 216,530
3,832 Axalta Coating Systems, Ltd.
g
115,343
1,618 Ball Corporation 94,232
3,967 Carpenter Technology Corporation 191,566
2,502 Celanese Corporation 308,246
1,195 CF Industries Holdings, Inc. 101,216
57 Commercial Metals Company 3,093
3,842 Compass Minerals International,
Inc. 179,268
1,015 Corteva, Inc. 65,417
233 Crown Holdings, Inc. 20,541
1,214 Eastman Chemical Company 107,038
237 Greif, Inc. 16,929
37 Hawkins, Inc. 1,443
1,858 Huntsman Corporation 58,880
3,288 Ingevity Corporation
g
271,063
740 Innospec, Inc. 83,635
641 International Flavors & Fragrances,
Inc. 72,087
18,302 Ivanhoe Mines, Ltd.
g
171,940
322 Kaiser Aluminum Corporation 28,181
931 Linde plc 308,105
1,105 LSB Industries, Inc.
g
14,045
2,666 LyondellBasell Industries NV 257,776
777 Martin Marietta Materials, Inc. 279,440
627 Mercer International, Inc. 7,982
526 MP Materials Corporation
g
17,100
261 Myers Industries, Inc. 6,285

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.6%) Value
Materials (0.5%) - continued
1,178 Nucor Corporation $ 199,106
696 Orion Engineered Carbons SA 14,630
921 PPG Industries, Inc. 120,043
26,768 Ranpak Holdings Corporation
g
205,043
1,017 Reliance Steel & Aluminum
Company 231,317
3,904 RPM International, Inc. 351,009
477 Ryerson Holding Corporation 18,207
36 Sensient Technologies Corporation 2,725
2,816 Sonoco Products Company 172,086
1,621 Steel Dynamics, Inc. 195,557
8,751 Summit Materials, Inc.
g
287,558
381 TriMas Corporation 11,731
406 Trinseo plc 11,267
1,244 United States Lime & Minerals, Inc. 188,839
2,043 United States Steel Corporation 58,205
45 Vulcan Materials Company 8,250
103 Westlake Corporation 12,643
Total 5,747,721
Real Estate (0.6%)
5,371 Agree Realty Corporation 400,838
469 Alexandria Real Estate Equities,
Inc. 75,387
378 American Assets Trust, Inc. 10,758
856 AvalonBay Communities, Inc. 151,889
1,128 Camden Property Trust 138,981
571 CareTrust REIT, Inc. 11,831
2,494 CBRE Group, Inc.
g
213,262
6,281 CubeSmart 287,607
14,502 Cushman and Wakefield plc
g
209,264
517 Digital Realty Trust, Inc. 59,259
311 DigitalBridge Group, Inc. 4,603
198 EastGroup Properties, Inc. 33,313
424 Elme Communities 8,141
3,862 EPR Properties 164,058
1,687 Equity Commonwealth 43,052
1,923 Equity Residential 122,399
1,508 Essential Properties Realty Trust,
Inc. 38,424
188 Essex Property Trust, Inc. 42,501
606 Extra Space Storage, Inc. 95,645
2,035 First Industrial Realty Trust, Inc. 108,567
956 FirstService Corporation 136,612
2,464 Four Corners Property Trust, Inc. 70,865
311 Getty Realty Corporation 11,330
8,444 Healthcare Realty Trust, Inc. 181,799
5,750 Host Hotels & Resorts, Inc. 108,387
515 Howard Hughes Corporation
g
44,027
6,349 Independence Realty Trust, Inc. 119,552
722 Kennedy-Wilson Holdings, Inc. 12,909
148 Kilroy Realty Corporation 6,074
653 Life Storage, Inc. 70,550
272 LTC Properties, Inc. 10,377
5,971 LXP Industrial Trust 68,965
399 Mid-America Apartment
Communities, Inc. 66,521
5,184 National Retail Properties, Inc. 245,462
16,704 National Storage Affiliates Trust 681,523
4,518 Necessity Retail REIT, Inc. 30,858
1,676 NetSTREIT Corporation 33,738
12,074 Pebblebrook Hotel Trust 198,014
2,285 Public Storage, Inc. 695,417
776 Realty Income Corporation 52,636
2,525 Regency Centers Corporation 168,241
Shares Common Stock (11.6%) Value
Real Estate (0.6%) - continued
6,796 Rexford Industrial Realty, Inc. $ 431,342
3,595 Sabra Health Care REIT, Inc. 48,532
1,098 SBA Communications Corporation 326,688
6,512 Service Properties Trust 58,022
521 Terreno Realty Corporation 33,568
4,169 UDR, Inc. 177,558
475 Welltower, Inc. 35,644
2,528 Zillow Group, Inc.
g
108,603
Total 6,453,593
Utilities (0.3%)
460 AES Corporation 12,609
1,349 Alliant Energy Corporation 72,886
658 Artesian Resources Corporation 38,756
286 Avista Corporation 11,411
2,413 Black Hills Corporation 174,653
2,309 CenterPoint Energy, Inc. 69,547
759 Consolidated Water Company,
Ltd. 11,119
1,321 Constellation Energy Corporation 112,760
1,025 Duke Energy Corporation 105,011
1,503 Edison International, Inc. 103,557
2,896 Entergy Corporation 313,579
392 Essential Utilities, Inc. 18,318
4,564 Evergy, Inc. 285,935
148 NextEra Energy Partners, LP 10,848
19,956 NiSource, Inc. 553,779
4,091 NorthWestern Corporation 232,369
7,877 OGE Energy Corporation 309,724
1,041 PG&E Corporation
g
16,552
1,796 Pinnacle West Capital Corporation 133,892
3,718 Portland General Electric
Company 176,902
2,406 Public Service Enterprise Group,
Inc. 149,003
4,005 Sempra Energy 642,122
1,376 Spire, Inc. 99,375
1,602 UGI Corporation 63,808
164 Vistra Energy Corporation 3,782
340 Xcel Energy, Inc. 23,382
Total 3,745,679
Total Common Stock
(cost $111,640,564) 132,785,291
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,431,605 Thrivent Cash Management Trust 2,431,605
Total Collateral Held for
Securities Loaned
(cost $2,431,605) 2,431,605
Shares or
Principal
Amount Short-Term Investments ( 9.6% ) Value
Federal Home Loan Bank Discount
Notes
2,500,000 4.170%, 2/8/2023
n,o
2,497,819
100,000 4.160%, 2/10/2023
n,o
99,885
2,300,000 4.238%, 2/15/2023
n,o
2,295,989
500,000 4.260%, 2/17/2023
n,o
499,004
1,900,000 4.295%, 3/7/2023
n,o
1,891,805
800,000 4.450%, 3/15/2023
n,o
795,740
1,400,000 4.460%, 3/24/2023
n,o
1,390,952

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (9.6%) Value
Thrivent Core Short-Term Reserve
Fund
9,978,322 4.830% $ 99,783,219
U.S. Treasury Bills
400,000 4.162%, 2/23/2023
n,p
398,912
100,000 4.207%, 3/23/2023
n,q
99,383
Total Short-Term Investments
(cost $109,716,384) 109,752,708
Total Investments (cost
$1,103,939,434) 101.4% $1,158,510,257
Other Assets and Liabilities, Net
(1.4%) (15,769,912)
Total Net Assets 100.0% $1,142,740,345
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $68,900,322 or
6.0% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At January 31, 2023, $79,506 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of January
31, 2023 was $183,845 or 0.02% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,104,340
Common Stock 1,285,430
Total lending $2,389,770
Gross amount payable upon return of
collateral for securities loaned $2,431,605
Net amounts due to counterparty $41,835
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 979,785 – 891,284 88,501
Capital Goods 2,300,340 – 2,220,344 79,996
Communications Services 4,147,805 – 3,882,847 264,958
Consumer Cyclical 5,019,568 – 5,019,568 –
Consumer Non-Cyclical 3,173,038 – 3,173,038 –
Energy 607,901 – 607,901 –
Financials 1,875,401 – 1,875,401 –
Technology 5,227,654 – 5,227,654 –
Transportation 1,602,636 – 1,602,636 –
Utilities 193,648 – 193,648 –
Long-Term Fixed Income
Asset-Backed Securities 18,983,776 – 18,983,776 –
Basic Materials 3,281,437 – 3,281,437 –
Capital Goods 7,909,786 – 7,909,786 –
Collateralized Mortgage Obligations 20,963,918 – 20,963,918 –
Commercial Mortgage-Backed Securities 18,293,858 – 18,293,858 –
Communications Services 12,264,441 – 12,264,441 –
Consumer Cyclical 13,218,564 – 13,218,564 –
Consumer Non-Cyclical 12,786,941 – 12,786,941 –
Energy 10,835,003 – 10,835,003 –
Financials 37,082,479 – 37,082,479 –
Foreign Government 354,036 – 354,036 –
Mortgage-Backed Securities 98,071,802 – 98,071,802 –
Technology 7,825,047 – 7,825,047 –
Transportation 3,341,708 – 3,341,708 –
U.S. Government & Agencies 147,121,482 – 147,121,482 –
Utilities 7,838,600 – 7,838,600 –
Registered Investment Companies
Unaffiliated 9,334,263 9,334,263 – –
Affiliated 367,730,040 367,730,040 – –
Common Stock
Communications Services 5,643,633 5,640,566 3,067 –
Consumer Discretionary 14,855,639 14,855,639 – –
Consumer Staples 6,524,798 6,524,798 – –
Energy 6,451,526 6,451,526 – –
Financials 18,941,556 18,834,738 106,818 –
Health Care 18,977,639 18,977,639 – –
Industrials 19,920,771 19,569,928 350,843 –
Information Technology 25,522,736 25,377,091 145,645 –
Materials 5,747,721 5,575,781 171,940 –
Real Estate 6,453,593 6,453,593 – –
Utilities 3,745,679 3,745,679 – –
Short-Term Investments 9,969,489 – 9,969,489 –
Subtotal Investments in Securities $965,119,737 $509,071,281 $455,615,001 $433,455
Other Investments  * Total
Affiliated Short-Term Investments 99,783,219
Affiliated Registered Investment Companies 91,175,696
Collateral Held for Securities Loaned 2,431,605
Subtotal Other Investments $193,390,520
Total Investments at Value $1,158,510,257
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,169,349 4,169,349 – –
Credit Default Swaps 331,147 – 331,147 –
Total Asset Derivatives $4,500,496 $ 4,169,349 $331,147 $–
Liability Derivatives
Futures Contracts 2,186,155 2,186,155 – –
Call Options Written 5,339 – – 5,339
Credit Default Swaps 117,278 – 117,278 –
Total Liability Derivatives $2,308,772 $2,186,155 $117,278 $5,339
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $5,379,689 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 17 March 2023 $ 1,913,617 $ 33,148
CBOT 2-Yr. U.S. Treasury Note 28 March 2023 5,737,010 21,147
CBOT 5-Yr. U.S. Treasury Note 152 March 2023 16,412,911 191,902
CBOT U.S. Long Bond 110 March 2023 13,779,524 506,726
CME E-mini S&P 500 Index 282 March 2023 55,909,213 1,759,787
CME Ultra Long Term U.S. Treasury Bond 99 March 2023 13,219,922 813,328
ICE mini MSCI EAFE Index 130 March 2023 12,952,167 821,333
Ultra 10-Yr. U.S. Treasury Note 8 March 2023 947,647 21,978
Total Futures Long Contracts $ 120,872,011 $ 4,169,349
CBOT 10-Yr. U.S. Treasury Note (12) March 2023 ( $ 1,351,092) ( $ 23,095)
CBOT 2-Yr. U.S. Treasury Note (135) March 2023 (27,652,438) (110,102)
CME E-mini Russell 2000 Index (120) March 2023 (10,773,021) (863,379)
CME E-mini S&P Mid-Cap 400 Index (70) March 2023 (17,450,721) (1,189,579)
Total Futures Short Contracts ( $ 57,227,272) ($2,186,155)
Total Futures Contracts $ 63,644,739 $1,983,194
The following table presents Moderately Conservative Allocation Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.35) $ 98.94 February 2023 ( $ 2,320,625) ( $ 5,339) $ 10,083
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,339) $10,083
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of January 31, 2023. Investments totaling
$398,912 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,600,000 $ – ( $ 117,278) ( $ 117,278)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (4,770,000) – 331,147 331,147
Total Credit Default Swaps $– $213,869 $213,869
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,283 $507 $– $35,025 4,485 3.1%
Core Emerging Markets Equity 6,274 259 – 7,718 876 0.7
Core International Equity 11,590 315 – 13,582 1,437 1.2
Core Low Volatility Equity 23,433 2,344 – 24,177 2,141 2.1
Core Small Cap Value 9,959 119 – 10,673 1,077 0.9
Global Stock, Class S 1,608 56 – 1,770 72 0.2
High Yield, Class S 23,236 349 – 24,350 5,925 2.1
Income, Class S 68,184 681 – 74,315 9,141 6.5
International Allocation, Class S 36,716 841 – 43,284 4,485 3.8
Large Cap Growth, Class S 45,691 3,264 – 48,437 3,541 4.2
Large Cap Value, Class S 93,024 5,713 – 99,935 3,696 8.7
Limited Maturity Bond, Class S 39,326 269 – 40,644 3,398 3.6
Mid Cap Stock, Class S 25,188 694 – 27,312 817 2.4
Small Cap Stock, Class S 7,040 612 – 7,684 264 0.7
Total Affiliated Registered Investment
Companies 422,552 458,906 40.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 97,047 105,599 102,863 99,783 9,978 8.7
Total Affiliated Short-Term Investments 97,047 99,783 8.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,890 32,660 44,118 2,432 2,432 0.2
Total Collateral Held for Securities Loaned 13,890 2,432 0.2
Total Value $533,489 $561,121
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,235 $– $507
Core Emerging Markets Equity – 1,185 – 259
Core International Equity – 1,677 – 315
Core Low Volatility Equity Fund – (1,600) 1,872 473
Core Small Cap Value – 595 – 119
Global Stock, Class S – 106 35 21
High Yield, Class S – 765 – 349
Income, Class S – 5,450 – 678
International Allocation, Class S – 5,727 – 840
Large Cap Growth, Class S – (518) 3,263 –
Large Cap Value, Class S – 1,198 4,013 1,699
Limited Maturity Bond, Class S – 1,049 – 269
Mid Cap Stock, Class S – 1,430 601 93
Small Cap Stock, Class S – 32 582 29
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% – – – 1,152
Total Income/Non Income Cash from Affiliated Investments $6,803
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $20,331 $10,366

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.1% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,051,696
1,250,000 5.000%, 6/1/2033, Ser. A 1,312,305
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,093,911
Total 4,457,912
Arizona (2.3%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,058,252
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 799,597
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053 743,854
275,000 5.250%, 7/1/2043 275,729
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
a
781,273
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
a
2,015,392
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 306,964
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 932,567
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
b
3,972,372
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,773,111
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,259,390
750,000 5.000%, 6/1/2037, Ser. A 799,967
320,000 5.000%, 6/1/2038, Ser. A 340,481
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,066,553
10,000,000 5.000%, 7/1/2049, Ser. A 10,728,104
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,451,400
Principal
Amount Long-Term Fixed Income (99.1%) Value
Arizona (2.3%) - continued
Student & Academic Services, LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
$ 750,000 5.000%, 6/1/2039
c
$ 769,276
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 523,339
725,000 5.000%, 8/1/2039 767,476
Total 31,365,097
Arkansas (0.2%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 961,695
1,300,000 5.000%, 11/1/2046, Ser. A 1,383,422
University of Arkansas Various Fac.
Rev. Refg. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 675,435
Total 3,020,552
California (8.1%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,925,000 6.000%, 9/1/2024, Ser. A
c
1,996,259
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,843,201
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
b
1,868,376
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
160,000 5.000%, 6/1/2049, Ser. B-1 164,476
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,704,552
1,000,000 5.000%, 12/1/2032, Ser. AX 1,133,551
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,589,965
8,300,000 5.000%, 6/1/2046, Ser. U-7 10,230,657
California Health Fac. Financing
Auth. Rev.
6,225,000 5.000%, 11/15/2056, Ser. A 6,471,528
California Health Fac. Financing
Auth. Rev. Refg. (Cedars Sinai
Health System)
2,000,000 4.000%, 8/15/2048, Ser. A 2,004,578
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,342,576

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
California (8.1%) - continued
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
$ 275,000 5.000%, 10/1/2025 $ 285,439
300,000 5.000%, 10/1/2026 315,541
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,243,663
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,443,671
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
b
1,007,394
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
a
264,673
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
c
540,848
1,000,000 5.375%, 8/15/2057, Ser. A
c
1,083,409
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,023
500,000 5.000%, 4/1/2049 547,526
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,031,121
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,161,660
Los Angeles, CA Department of
Airports Rev. Refg. (Los Angeles
International Airport)
500,000
4.000%, 5/15/2036, Ser. C.,
AMT 506,975
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
215,000 7.600%, 5/1/2023, Ser. A
c,d
217,668
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
75,000 7.500%, 5/1/2023, Ser. A
c,d
75,931
San Diego, CA Unified School
District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
10,522,368
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,025,290
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,906,414
5,700,000 5.000%, 5/1/2047, Ser. B 6,005,424
Principal
Amount Long-Term Fixed Income (99.1%) Value
California (8.1%) - continued
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
$ 6,000,000 5.000%, 8/1/2035, Ser. A $ 6,605,624
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,700,098
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,337,236
Total 111,187,715
Colorado (4.6%)
Aurora, CO Sewer Improvements
Rev. (Seam Fac. and Other
System Improvements)
1,500,000 4.000%, 8/1/2051 1,489,064
Centerra Metropolitan District No. 1
Larimer County, CO Special Rev.
750,000 6.500%, 12/1/2053 762,316
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 628,670
475,000 5.000%, 4/1/2048 488,497
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,618,862
2,500,000 5.000%, 12/1/2055 2,606,831
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
a
991,231
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,805,013
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 2,880,224
4,000,000 5.000%, 9/1/2046 4,085,426
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,402,832
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,138,273
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,897,249
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 540,949
385,000 5.000%, 5/15/2031, Ser. A 415,894
300,000 5.000%, 5/15/2032, Ser. A 323,357

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Colorado (4.6%) - continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 500,000 5.625%, 6/1/2043
d
$ 504,803
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,273,046
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,858,504
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,444,396
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
a
1,590,415
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,008,006
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,701,503
3,000,000 5.000%, 12/15/2035 3,368,347
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,113,344
2,250,000 5.000%, 12/1/2046, Ser. A 2,325,200
Park Creek, CO Metropolitan
District Rev. Refg.
1,000,000 5.000%, 12/1/2024 1,042,593
Weld County, CO School District
No. 6 Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,322,971
Total 63,627,816
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,920,977
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
a
962,593
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 488,485
4,000,000 5.000%, 7/1/2047, Ser. L 4,296,161
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 626,650
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,657,995
Total 9,952,861
Principal
Amount Long-Term Fixed Income (99.1%) Value
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
$ 2,000,000 5.000%, 9/1/2050 $ 2,058,616
600,000 4.000%, 9/1/2051 533,157
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 871,463
500,000 5.000%, 7/1/2048, Ser. A 481,868
Total 3,945,104
District Of Columbia (1.7%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,107,292
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,105,497
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 14,689,769
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,046,596
Total 22,949,154
Florida (4.7%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 975,333
500,000 4.000%, 10/1/2046 401,371
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 1,002,956
1,500,000 4.000%, 10/1/2047, Ser. A 1,493,886
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,065,516
1,500,000 5.000%, 10/1/2031, Ser. B 1,596,675
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,616,002
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
2,000,000 5.000%, 5/1/2026 2,075,377
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,751,015
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,300,000 5.750%, 6/15/2047, Ser. A 1,359,676

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Florida (4.7%) - continued
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
$ 1,000,000 5.000%, 6/15/2052, Ser. A $ 977,180
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 248,049
250,000 4.000%, 7/1/2055, Ser. A 209,052
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,078,252
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,063,651
840,000 5.000%, 10/1/2031, Ser. B 892,574
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,500,881
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 628,479
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,044,084
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,527,628
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,191,470
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT
e
1,068,607
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,322,806
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 795,323
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,029,389
500,000 5.000%, 11/1/2047, Ser. A 518,081
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,755,762
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,485,705
Principal
Amount Long-Term Fixed Income (99.1%) Value
Florida (4.7%) - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 300,000 4.000%, 6/15/2056, Ser. A
a
$ 226,384
South Florida Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,249,640
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 516,607
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,191,949
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,172,294
Total 65,031,654
Georgia (1.7%)
Atlanta, GA Airport General Rev.
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,730,906
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,458,622
2,000,000 4.000%, 7/1/2042, Ser. B 2,016,439
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,645,218
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,539,863
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,817
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,851,805
1,920,000 5.000%, 5/15/2033, Ser. A 2,033,016
1,900,000 5.000%, 5/15/2034, Ser. A 2,001,993
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 256,187
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 630,112
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,082,026
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,816,304
Total 23,271,308
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 258,388

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Guam (0.1%) - continued
Guam Power Auth. Rev. Refg.
$ 700,000 5.000%, 10/1/2034, Ser. A $ 782,707
Total 1,041,095
Hawaii (1.1%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,062,069
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,614,361
Hawaii Harbor System Rev. Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 204,799
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 374,603
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 4,821,671
Total 15,077,503
Idaho (0.4%)
College of Western Idaho Annual
Appropriation C.O.P
3,800,000 5.000%, 8/1/2052 3,981,093
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 946,131
800,000 4.000%, 3/1/2046, Ser. A 768,657
Total 5,695,881
Illinois (6.4%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,045,731
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 10,894,872
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,137,758
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,179,270
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,027,255
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,026,892
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,254,805
5,000,000 5.000%, 1/1/2048, Ser. B 5,274,865
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
816,878
5.000%, 12/1/2043, Ser.
A-1
f,g,h
1
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,040,372
Principal
Amount Long-Term Fixed Income (99.1%) Value
Illinois (6.4%) - continued
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
$ 800,000 6.500%, 5/15/2047, Ser. A $ 834,606
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,049,825
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,217,698
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,194,793
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,772,886
2,100,000 5.000%, 8/1/2047, Ser. A 2,117,148
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 518,866
2,885,000 5.000%, 2/15/2037 2,939,986
1,000,000 5.000%, 2/15/2047, Ser. A 1,000,782
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,114,006
7,150,000 5.000%, 6/1/2024 7,348,573
1,500,000 5.500%, 7/1/2033 1,512,143
1,750,000 5.500%, 7/1/2038 1,760,867
Illinois State Toll Highway Auth. Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 5,685,058
5,400,000 5.000%, 1/1/2044, Ser. A 5,835,727
3,610,000 5.000%, 1/1/2045, Ser. A 3,929,630
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
6,036,237
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 515,577
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
i
1,201,792
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
2,966,184
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,882,783
Total 87,316,988
Indiana (1.0%)
Duneland, IN School Corporation
Rev. (School Building
Improvements)
2,000,000 4.000%, 1/15/2035 2,135,878
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
c
4,765,276

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Indiana (1.0%) - continued
Indiana Municipal Power Agency
Power Supply System Rev.
$ 1,750,000 5.250%, 1/1/2034, Ser. A
d
$ 1,770,239
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,574,992
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,912,225
Total 14,158,610
Iowa (1.8%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,682,512
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,610,090
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 8,841,526
3,000,000 5.000%, 8/1/2042 3,221,373
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,148,105
650,000 5.375%, 10/1/2052 674,480
Total 25,178,086
Kansas (0.6%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,135,211
750,000 5.000%, 9/1/2038, Ser. A 848,212
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,716,617
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
a
361,377
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,561,133
Total 8,622,550
Kentucky (0.7%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 976,070
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,293,468
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
805,956
Total 10,075,494
Principal
Amount Long-Term Fixed Income (99.1%) Value
Louisiana (0.7%)
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
$ 1,355,000 5.000%, 9/1/2030
c,d
$ 1,406,914
800,000 5.000%, 9/1/2031
c,d
830,651
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,537,387
750,000
5.000%, 1/1/2048, Ser. B,
AMT 768,756
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 803,400
850,000 5.000%, 12/1/2027 909,556
350,000 5.000%, 12/1/2029 373,631
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,551,338
Total 9,181,633
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 957,629
Total 957,629
Maryland (0.4%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,790,710
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,099,051
1,325,000 6.000%, 7/1/2058, Ser. A 1,470,728
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,026,462
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 188,294
200,000 4.000%, 7/1/2045 191,174
Total 5,766,419
Massachusetts (3.7%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
c
5,387,632
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 816,763

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Massachusetts (3.7%) - continued
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
$ 2,750,000 5.000%, 10/1/2044 $ 3,131,523
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 454,025
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,994,443
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 19,680,627
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,180,546
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,041,865
Total 50,687,424
Michigan (2.8%)
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 675,435
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,952,512
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,562,122
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,416,817
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,217,727
2,110,000 4.000%, 9/1/2046 2,014,197
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 569,297
7,775,000 5.000%, 12/31/2043, AMT 7,936,747
5,110,000 5.000%, 6/30/2048, AMT 5,178,156
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,453,202
Total 37,976,212
Minnesota (3.6%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,333,122
Principal
Amount Long-Term Fixed Income (99.1%) Value
Minnesota (3.6%) - continued
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
$ 2,500,000 5.250%, 6/15/2052, Ser. B $ 2,583,720
2,500,000 5.250%, 6/15/2047, Ser. B 2,601,956
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 339,656
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
a
495,823
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,509,791
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,131,832
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,592,883
4,000,000 5.000%, 10/1/2052, Ser. B 4,247,689
1,000,000 5.000%, 10/1/2040 1,071,420
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,405,908
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,053,487
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 208,212
150,000 5.000%, 10/1/2030 156,109
200,000 5.000%, 10/1/2032 207,747
175,000 5.000%, 10/1/2033 181,604
1,500,000 5.000%, 10/1/2047 1,590,963
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,016,993
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,309,995
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,066,883
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,208,083
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,169,230

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Minnesota (3.6%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
$ 1,000,000 5.000%, 10/1/2043 $ 854,952
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 478,774
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 219,514
Total 49,036,346
Missouri (0.7%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,871,771
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
4,778,087
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,082,135
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,084,118
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,049,307
Total 9,865,418
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 912,085
800,000 5.000%, 7/1/2039, Ser. A 877,367
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,144,578
1,000,000 4.000%, 7/1/2044 814,708
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,738,300
Total 8,487,038
Nebraska (1.8%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,171,468
Principal
Amount Long-Term Fixed Income (99.1%) Value
Nebraska (1.8%) - continued
Omaha, NE Public Power District
Electric Rev.
$ 8,150,000 5.000%, 2/1/2045, Ser. A $ 8,428,362
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 8,961,781
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,394,916
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 3,895,533
Total 24,852,060
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,546,695
3,250,000 5.000%, 9/1/2047, Ser. A 3,346,839
Total 4,893,534
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,456,242
Total 5,456,242
New Jersey (2.8%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 427,042
750,000 6.000%, 6/15/2047 807,039
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
d
1,719,087
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,626,095
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 285,212
New Jersey G.O. (Covid-19
Emergency)
1,250,000 4.000%, 6/1/2032, Ser. A 1,387,782
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,938,226
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,507,074
500,000 5.500%, 6/15/2050, Ser. CC 552,980
1,000,000 5.250%, 6/15/2033, Ser. AA 1,049,467
1,645,000 5.250%, 6/15/2034, Ser. AA 1,718,795
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,129,118
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 985,730

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
New Jersey (2.8%) - continued
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
$ 3,180,000 5.250%, 1/1/2025
c
$ 3,351,942
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,350,655
Total 38,836,244
New York (11.6%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,428,788
Build NYC Resource Corporation
Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
a
355,145
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
1,275,000 5.000%, 6/15/2052 1,229,307
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,138,073
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
b
3,003,877
Metropolitan Transportation Auth.,
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,394,272
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,012,143
Monroe County, NY Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,108,643
1,550,000 5.000%, 7/1/2031, Ser. C 1,719,654
800,000 5.000%, 7/1/2031, Ser. D 887,564
New York City, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,180,379
300,000 1.250%, 4/1/2036, Ser. L-3
b
300,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,324,218
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 16,734,555
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,789,067
3,610,000
1.250%, 6/15/2049, Ser.
BB-1
b
3,610,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 12,973,518
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
1,010,000 1.250%, 8/1/2041
b
1,010,000
19,000,000 5.000%, 2/1/2043, Ser. A 20,183,117
800,000 4.000%, 11/1/2045, Ser. D 789,508
Principal
Amount Long-Term Fixed Income (99.1%) Value
New York (11.6%) - continued
New York Dormitory Auth. Personal
Income Tax Rev.
$ 5,000,000 5.000%, 3/15/2039, Ser. C $ 5,123,080
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,895,512
10,000 5.000%, 2/15/2043, Ser. B
d
11,240
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,526,180
2,200,000 5.000%, 7/15/2042, Ser. A 2,274,610
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 640,978
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 795,663
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,043,498
1,000,000 5.000%, 12/1/2040, AMT 1,037,953
1,000,000 5.000%, 12/1/2041, AMT 1,033,084
600,000 5.000%, 12/1/2042, AMT 618,093
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,828,365
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,143,086
2,500,000 5.000%, 9/1/2035 2,584,753
2,500,000 5.000%, 9/1/2036 2,580,829
5,000,000 5.000%, 9/1/2039 5,138,208
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,409,435
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,776,099
Triborough, NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,692,380
1,000,000 5.250%, 11/15/2045, Ser. A 1,043,442
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,386,539
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 8,732,164
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 803,255
Total 159,290,274

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
North Carolina (1.0%)
Appalachian State University, NC
Rev.
$ 2,510,000 5.000%, 5/1/2044 $ 2,715,147
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,587,201
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,495,259
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 983,734
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,207,999
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
4,469,426
Total 13,458,766
North Dakota (0.3%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,000,307
Total 4,000,307
Ohio (4.7%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,521,117
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,037,245
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 500,938
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,670,000 5.000%, 6/1/2055, Ser. B-2 13,988,100
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,458,899
Kent State University, OH General
Receipts Rev. Refg.
2,000,000 5.000%, 5/1/2029 2,158,982
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 765,439
Principal
Amount Long-Term Fixed Income (99.1%) Value
Ohio (4.7%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
$ 2,745,000 5.000%, 12/1/2028 $ 2,857,911
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,681,615
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,185,692
Ohio Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,251,330
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,492,105
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,164,661
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 1,984,637
Ohio Turnpike Commission Rev.
8,945,000
Zero Coupon, 2/15/2034,
Ser. A-4
i
10,824,348
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
10,823,849
Toledo, OH Water System Rev.
(Water Utility Improvements)
2,455,000 5.000%, 11/15/2036 2,653,316
Total 64,350,184
Oklahoma (1.0%)
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,038,869
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,633,998
5,665,000 5.000%, 1/1/2047, Ser. C 5,980,355
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,169,846
Total 13,823,068
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 335,074
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,782,720
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 319,951

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Oregon (1.6%) - continued
Port of Portland, OR Airport Rev.
(Portland International Airport)
$ 5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT $ 5,287,807
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,077,689
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,996,940
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 294,251
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,284,913
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
a
876,731
Total 21,256,076
Pennsylvania (2.6%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,722,974
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,684,480
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 447,393
410,000 5.000%, 5/15/2048 390,748
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 982,203
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 676,786
550,000 5.000%, 1/1/2038
d
576,758
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
d
136,325
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 209,147
250,000 5.000%, 3/1/2045 214,703
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,663,090
Principal
Amount Long-Term Fixed Income (99.1%) Value
Pennsylvania (2.6%) - continued
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
$ 1,000,000 4.000%, 7/1/2046 $ 844,558
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,126,061
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 947,161
3,000,000 5.000%, 12/1/2040, Ser. B 3,126,145
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,145,193
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
11,784,794
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
2,795,764
Total 35,474,283
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 5,918,717
Total 5,918,717
South Carolina (1.1%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 448,743
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT
d
6,289,346
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,137,894
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,319,541
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,380,710
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,991,402
Total 14,567,636
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 705,498

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
South Dakota (0.1%) - continued
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
$ 1,000,000 5.000%, 4/1/2033, Ser. B $ 1,035,748
Total 1,741,246
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,197,456
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,100,092
Total 2,297,548
Texas (9.2%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
3,032,804
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,052,825
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 966,746
500,000 5.000%, 1/1/2045, Ser. E 538,725
1,000,000 5.000%, 1/1/2046, Ser. B 1,086,425
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,001,003
2,000,000 6.000%, 8/15/2043 2,025,615
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
c
2,927,949
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,065,486
4,605,000 5.000%, 8/15/2039
c
4,718,856
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,094,693
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
c
3,523,081
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,078,077
2,000,000 4.000%, 11/1/2045, Ser. B 1,982,552
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
c
7,102,437
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 280,797
Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (9.2%) - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
$ 7,000,000 4.125%, 7/1/2052, Ser. A $ 7,007,281
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 375,246
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
13,102,762
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,391,017
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,104,924
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
100,000 1.250%, 4/1/2029, AMT
b
100,000
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,440,408
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,002,734
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
5,722,413
2,000,000 5.250%, 2/1/2029
c
2,337,349
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,345,957
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,837,172
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,165,873
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 269,127
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,575,694
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 645,394
600,000 5.000%, 10/1/2040 644,085

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (9.2%) - continued
$ 700,000 5.000%, 10/1/2041 $ 749,535
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 540,835
750,000 5.500%, 11/15/2047, Ser. D 852,954
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,724,073
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 758,925
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,069,927
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,564,209
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 483,364
4,275,000 4.000%, 6/30/2040, Ser. A 4,095,102
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
c
3,545,868
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,558,922
Total 125,489,221
Utah (1.9%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
a
1,157,004
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 279,432
2,000,000 5.000%, 7/1/2045, Ser. A 2,229,488
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,721,611
3,000,000 5.000%, 10/1/2049, Ser. A 3,243,143
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
c
1,781,632
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,541,949
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,038,660
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,047,973
Principal
Amount Long-Term Fixed Income (99.1%) Value
Utah (1.9%) - continued
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
$ 800,000 5.000%, 10/15/2048 $ 823,635
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,000,000 4.000%, 5/15/2043, Ser. A 1,016,180
1,610,000 5.000%, 5/15/2045, Ser. A 1,642,500
Total 25,523,207
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,160,951
1,000,000 5.000%, 12/1/2036, Ser. A 1,050,315
Total 4,211,266
Virginia (2.2%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 5,025,163
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,963,468
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 612,602
6,575,000 5.000%, 12/31/2049, AMT 6,590,174
10,610,000 5.000%, 12/31/2052, AMT 10,613,594
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 452,469
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 484,051
1,000,000 4.000%, 1/1/2040, AMT 958,735
Total 29,700,256
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 842,271
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,438,566
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
782,836
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,046,850
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,031,129
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,156,255

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Washington (2.6%) - continued
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
$ 650,000 4.000%, 12/1/2045
a
$ 632,980
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,926,060
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,093,723
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 478,500
450,000 4.000%, 5/1/2045 439,035
Washington Various Purpose G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,259,540
5,310,000 5.000%, 8/1/2042, Ser. A 5,714,665
Total 35,842,410
West Virginia (1.1%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,744,453
West Virginia University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,419,476
Total 15,163,929
Wisconsin (2.5%)
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,071,672
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 971,503
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
c
1,116,572
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,013,220
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,031,665
4,000,000 4.000%, 9/30/2051, AMT 3,344,275
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,387,015
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,218,897
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 805,992
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,641,979
Principal
Amount Long-Term Fixed Income (99.1%) Value
Wisconsin (2.5%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
$ 870,000 5.000%, 6/1/2037 $ 827,180
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,220,998
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,025,751
Total 33,676,719
Total Long-Term Fixed Income
(cost $1,382,338,202) 1,357,756,692
Principal
Amount Short-Term Investments ( <0.1% )
j
Value
Federal Home Loan Bank Discount
Notes
100,000 4.470%, 3/8/2023
k
99,556
500,000 4.470%, 3/15/2023
k
497,337
Total Short-Term Investments
(cost $596,958) 596,893
Total Investments
(cost $1,382,935,160) 99.1% $1,358,353,585
Other Assets and Liabilities,
Net 0.8% 11,121,716
Total Net Assets 100.0% $1,369,475,301
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $10,711,021 or
0.8% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.

Municipal Bond Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of January 31, 2023 was $782,836
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,035
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 264,734,168 – 264,734,168 –
Electric Revenue 31,513,158 – 31,513,158 –
Escrowed/Pre-refunded 45,545,537 – 45,545,537 –
General Obligation 119,488,103 – 119,488,103 –
Health Care 236,149,442 – 236,149,442 –
Housing Finance 16,953,371 – 16,953,370 1
Industrial Development Revenue 20,848,888 – 20,848,888 –
Other Revenue 63,334,856 – 63,334,856 –
Tax Revenue 89,235,510 – 89,235,510 –
Transportation 341,149,379 – 341,149,379 –
Water & Sewer 128,804,280 – 128,804,280 –
Short-Term Investments 596,893 – 596,893 –
Total Investments at Value $1,358,353,585 $– $1,358,353,584 $1
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 186,956 186,956 – –
Total Asset Derivatives $186,956 $186,956 $– $–
The following table presents Municipal Bond Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling $596,893 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
Ultra 10-Yr. U.S. Treasury Note 200 March 2023 $ 24,053,670 $ 186,956
Total Futures Long Contracts $ 24,053,670 $ 186,956
Total Futures Contracts $ 24,053,670 $186,956

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.5% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 312,000
0.000%,  (LIBOR 1M +
1.750%), 9/4/2027
b,c,d
$ 311,513
Grinding Media, Inc., Term Loan
178,436
8.070%,  (LIBOR 3M +
4.000%), 10/12/2028
d,e
173,976
Hyperion Materials &
Technologies, Inc., Term Loan
158,045
9.193%,  (LIBOR 1M +
4.500%), 8/30/2028
d
156,316
INEOS US Petrochem, LLC, Term
Loan
453,848
7.320%,  (LIBOR 1M +
2.750%), 1/29/2026
b,c,d
452,373
Lummus Technology Holdings V,
LLC, Term Loan
163,120
8.070%,  (LIBOR 1M +
3.500%), 6/30/2027
d
159,449
Nouryon USA, LLC, Term Loan
524,222
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
d
518,325
Spectrum Group Buyer, Inc., Term
Loan
162,533
11.324%,  (TSFR1M +
6.500%), 5/19/2028
d
153,052
Total 1,925,004
Capital Goods (0.7%)
Ali Group North America
Corporation, Term Loan
254,587
6.676%,  (TSFR1M +
2.000%), 7/22/2029
d
253,752
Berry Global, Inc., Term Loan
312,000
0.000%,  (LIBOR 1M +
1.750%), 7/1/2026
b,c,d
311,114
Brookfield WEC Holdings, Inc.,
Term Loan
387,013
7.320%,  (LIBOR 1M +
2.750%), 8/1/2025
d
386,289
BW Holding, Inc., Term Loan
168,242
8.549%,  (LIBOR 1M +
4.000%), 12/14/2028
d
151,944
Charter Next Generation, Inc.,
Term Loan
183,532
8.320%,  (LIBOR 1M +
3.750%), 12/1/2027
d
182,319
Clydesdale Acquisition Holdings,
Inc., Term Loan
448,872
8.836%,  (TSFR1M +
4.175%), 4/13/2029
d
440,380
Cornerstone Building Brands, Inc.,
Term Loan
285,274
7.709%,  (LIBOR 1M +
3.250%), 4/12/2028
d
265,913
Foley Products Company, LLC,
Term Loan
163,130
9.480%,  (SOFRRATE +
4.750%), 2/16/2029
d
159,970
Ingersoll-Rand Services Company,
Term Loan
260,331
6.411%,  (LIBOR 1M +
1.750%), 2/28/2027
d
259,261
Principal
Amount Bank Loans (7.5%)
a
Value
Capital Goods (0.7%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 316,052
7.619%,  (LIBOR 1M +
3.250%), 4/3/2024
d
$ 312,891
Quikrete Holdings, Inc., Term Loan
514,673
7.195%,  (LIBOR 1M +
2.625%), 1/31/2027
d
511,328
Smyrna Ready Mix Concrete, LLC,
Term Loan
158,047
8.911%,  (TSFR1M +
4.250%), 4/1/2029
d,e
157,257
TK Elevator US Newco, Inc., Term
Loan
266,000
0.000%,  (LIBOR 6M +
3.500%), 7/31/2027
b,c,d
260,975
TransDigm, Inc., Term Loan
616,411
0.000%,  (LIBOR 3M +
2.250%), 12/9/2025
d
614,802
Vertiv Group Corporation, Term
Loan
260,336
7.119%,  (LIBOR 1M +
2.750%), 3/2/2027
d
259,034
Total 4,527,229
Communications Services (1.2%)
Altice France SA, Term Loan
540,589
8.650%,  (LIBOR 2M +
4.000%), 8/14/2026
d,e
520,316
CCI Buyer, Inc., Term Loan
209,467
8.580%,  (LIBOR 3M +
4.000%), 12/17/2027
d
205,452
Cengage Learning, Inc., Term
Loan
173,338
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
d
164,931
Charter Communications
Operating, LLC, Term Loan
652,314
6.320%,  (LIBOR 1M +
1.750%), 2/1/2027
d
649,790
Clear Channel Outdoor Holdings,
Inc., Term Loan
484,303
8.325%,  (LIBOR 1M +
3.500%), 8/21/2026
d
459,861
CMG Media Corporation, Term
Loan
494,515
8.230%,  (LIBOR 3M +
3.500%), 12/17/2026
d
468,142
Connect Finco SARL, Term Loan
158,000
0.000%,  (LIBOR 1M +
3.500%), 12/12/2026
b,c,d
156,684
Crown Subsea Communications
Holding, Inc., Term Loan
158,444
9.119%,  (LIBOR 1M +
4.750%), 4/27/2027
d
157,612
CSC Holdings, LLC, Term Loan
519,661
6.959%,  (LIBOR 1M +
2.500%), 4/15/2027
d
481,336
DIRECTV Financing, LLC, Term
Loan
633,061
9.570%,  (LIBOR 1M +
5.000%), 8/2/2027
d
621,653

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.5%)
a
Value
Communications Services (1.2%) - continued
iHeartCommunications, Inc., Term
Loan
$ 266,000
7.570%,  (LIBOR 1M +
3.000%), 5/1/2026
d
$ 261,566
Intelsat Jackson Holdings SA,
Term Loan
343,000
0.000%,  (TSFR6M +
4.350%), 2/1/2029
b,c,d
337,330
Level 3 Financing, Inc., Term Loan
271,000
6.320%,  (LIBOR 1M +
1.750%), 3/1/2027
b,c,d
266,089
Lumen Technologies, Inc., Term
Loan
540,286
6.820%,  (LIBOR 1M +
2.250%), 3/15/2027
d
521,760
NEP Group, Inc., Term Loan
173,326
7.820%,  (LIBOR 1M +
3.250%), 10/20/2025
d
155,647
Nexstar Media, Inc., Term Loan
338,722
7.070%,  (LIBOR 1M +
2.500%), 9/18/2026
d
338,580
Playtika Holding Corporation, Term
Loan
209,467
7.320%,  (LIBOR 1M +
2.750%), 3/11/2028
b,c,d
207,421
Radiate Holdco, LLC, Term Loan
174,000
0.000%,  (LIBOR 1M +
3.250%), 9/25/2026
b,c,d
144,811
RLG Holdings, LLC, Term Loan
168,241
8.570%,  (LIBOR 1M +
4.000%), 7/8/2028
d
160,460
SBA Senior Finance II, LLC, Term
Loan
516,000
0.000%,  (LIBOR 1M +
1.750%), 4/11/2025
b,c,d
514,767
Univision Communications, Inc.,
Term Loan
244,384
7.820%,  (LIBOR 1M +
3.250%), 1/31/2029
d
239,629
UPC Financing Partnership, Term
Loan
158,000
7.384%,  (LIBOR 3M +
2.925%), 1/31/2029
d
157,565
Virgin Media Bristol, LLC, Term
Loan
393,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,c,d
390,595
Zayo Group Holdings, Inc., Term
Loan
504,728
8.811%,  (TSFR1M +
4.250%), 3/9/2027
d
430,992
Ziggo Financing Partnership, Term
Loan
266,000
0.000%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
263,590
Total 8,276,579
Consumer Cyclical (1.5%)
1011778 B.C., ULC, Term Loan
647,332
6.320%,  (LIBOR 1M +
1.750%), 11/19/2026
d
639,473
AlixPartners, LLP, Term Loan
184,000
0.000%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
183,566
Principal
Amount Bank Loans (7.5%)
a
Value
Consumer Cyclical (1.5%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 647,361
8.411%,  (LIBOR 1M +
3.750%), 5/14/2028
d
$ 623,331
Alterra Mountain Company, Term
Loan
203,485
8.070%,  (LIBOR 1M +
3.500%), 8/17/2028
d
202,722
Amentum Government Services
Holdings, LLC, Term  Loan
260,346
0.000%,  (TSFR1M +
4.000%), 2/15/2029
b,c,d
256,115
Arches Buyer, Inc., Term Loan
112,000
7.820%,  (LIBOR 1M +
3.250%), 12/6/2027
d
108,011
Caesars Entertainment, Inc., Term
Loan
422,000
0.000%,  (TSFR1M +
3.350%), 1/25/2030
b,c,d
421,413
Caesars Resort Collection, LLC,
Term Loan
462,333
7.320%,  (LIBOR 1W +
2.750%), 12/22/2024
b,c,d
461,722
Carnival Corporation, Term Loan
514,700
7.820%,  (LIBOR 1M +
3.250%), 10/18/2028
d
501,833
Clarios Global, LP, Term Loan
419,000
7.820%,  (LIBOR 1M +
3.250%), 4/30/2026
d
416,980
Crocs, Inc., Term Loan
266,000
0.000%,  (TSFR1M +
3.600%), 2/19/2029
b,c,d
264,088
Cushman & Wakefield US
Borrower, LLC, Term Loan
232,990
7.320%,  (LIBOR 1M +
2.750%), 8/21/2025
d
231,825
Delta 2 Lux SARL, Term Loan
383,000
7.811%,  (TSFR1M +
3.250%), 1/15/2030
d
383,877
Fertitta Entertainment, LLC/NV,
Term Loan
157,603
8.561%,  (TSFR1M +
4.000%), 1/27/2029
d
155,611
First Brands Group, LLC, Term
Loan
218,000
0.000%,  (TSFR6M +
5.115%), 3/30/2027
b,c,d
212,877
Go Daddy Operating Company,
LLC, Term Loan
256,000
7.811%,  (TSFR1M +
3.250%), 11/10/2029
d
256,673
Great Outdoors Group, LLC, Term
Loan
362,083
8.320%,  (LIBOR 1M +
3.750%), 3/5/2028
d
355,475
Harbor Freight Tools USA, Inc.,
Term Loan
321,178
7.320%,  (LIBOR 1M +
2.750%), 10/19/2027
b,c,d
316,393
Hilton Worldwide Finance, LLC,
Term Loan
388,000
6.380%,  (LIBOR 1M +
1.750%), 6/21/2026
d
387,329

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.5%)
a
Value
Consumer Cyclical (1.5%) - continued
IRB Holding Corporation, Term
Loan
$ 373,000
0.000%,  (TSFR1M +
3.100%), 12/15/2027
b,c,d
$ 368,804
Petco Health & Wellness
Company, Inc., Term Loan
179,000
7.835%,  (LIBOR 3M +
3.250%), 3/4/2028
d
176,968
PetSmart, LLC, Term Loan
509,815
8.411%,  (LIBOR 1M +
3.750%), 2/12/2028
d
505,676
Pilot Travel Centers, LLC, Term
Loan
435,674
6.661%,  (TSFR1M +
2.000%), 8/6/2028
d
434,467
Prime Security Services Borrower,
LLC, Term Loan
519,678
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
d
518,976
Scientific Games Holdings, LP,
Term Loan
265,335
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,c,d
260,663
Scientific Games International,
Inc., Term Loan
392,015
7.578%,  (TSFR1M +
3.000%), 4/14/2029
d
390,545
Staples, Inc., Term Loan
143,111
8.940%,  (LIBOR 3M +
4.500%), 9/12/2024
d
142,342
255,555
9.440%,  (LIBOR 3M +
5.000%), 4/12/2026
d
238,796
Stars Group Holdings BV, Term
Loan
152,614
6.980%,  (LIBOR 3M +
2.250%), 7/21/2026
d
152,267
UFC Holdings, LLC, Term Loan
255,650
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b,c,d
254,132
Total 9,822,950
Consumer Non-Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Term
Loan
509,829
8.147%,  (TSFR1M +
3.750%), 7/30/2028
d
497,720
Alltech, Inc., Term Loan
158,045
8.570%,  (LIBOR 1M +
4.000%), 10/15/2028
d
151,872
Bausch + Lomb Corporation, Term
Loan
407,975
7.842%,  (TSFR1M +
3.250%), 5/10/2027
d
396,690
Chobani, LLC, Term Loan
163,138
8.070%,  (LIBOR 1M +
3.500%), 10/23/2027
d
162,068
DaVita, Inc., Term Loan
132,658
6.320%,  (LIBOR 1M +
1.750%), 8/12/2026
d
131,000
Elanco Animal Health, Inc., Term
Loan
206,766
6.119%,  (LIBOR 1M +
1.750%), 8/1/2027
d
203,407
Principal
Amount Bank Loans (7.5%)
a
Value
Consumer Non-Cyclical (1.0%) - continued
Froneri U.S., Inc., Term Loan
$ 399,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
$ 394,743
Gainwell Acquisition Corporation,
Term Loan
698,439
8.730%,  (LIBOR 3M +
4.000%), 10/1/2027
d
680,923
Global Medical Response, Inc.,
Term Loan
97,727
8.651%,  (LIBOR 1M +
4.250%), 10/2/2025
d
72,074
ICON Luxembourg SARL, Term
Loan
492,002
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
491,820
Jazz Financing Lux SARL, Term
Loan
514,552
8.070%,  (LIBOR 1M +
3.500%), 5/5/2028
d
513,826
LifePoint Health, Inc., Term Loan
225,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
218,313
Medline Borrower, LP, Term Loan
942,626
7.820%,  (LIBOR 1M +
3.250%), 10/21/2028
b,c,d
914,215
Naked Juice, LLC, Term Loan
188,526
7.830%,  (LIBOR 3M +
3.250%), 1/24/2029
d
173,007
Organon & Company, Term Loan
516,000
7.750%,  (LIBOR 3M +
3.000%), 6/2/2028
d
514,431
Phoenix Newco, Inc., Term Loan
214,460
0.000%,  (LIBOR 3M +
3.250%), 11/15/2028
d
212,534
PRA Health Sciences, Inc., Term
Loan
122,583
7.000%,  (LIBOR 3M +
2.250%), 7/1/2028
d
122,537
Reynolds Consumer Products,
LLC, Term Loan
312,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
311,260
Select Medical Corporation, Term
Loan
261,000
7.070%,  (LIBOR 1M +
2.500%), 3/6/2025
d
259,259
Total 6,421,699
Energy (0.2%)
Buckeye Partners, LP, Term Loan
261,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
260,919
CQP Holdco, LP, Term Loan
519,902
8.480%,  (LIBOR 3M +
3.750%), 6/4/2028
d
520,421
GIP II Blue Holding, LP, Term Loan
150,589
9.230%,  (LIBOR 3M +
4.500%), 9/29/2028
d
150,259
GIP III Stetson I, LP, Term Loan
159,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,c,d
157,172

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.5%)
a
Value
Energy (0.2%) - continued
Oryx Midstream Services Permian
Basin, LLC, Term Loan
$ 126,000
0.000%,  (LIBOR 3M +
3.250%), 10/5/2028
b,c,d
$ 125,528
Total 1,214,299
Financials (0.5%)
Acrisure, LLC, Term Loan
244,372
8.070%,  (LIBOR 1M +
3.500%), 2/15/2027
d
235,247
Alliant Holdings Intermediate, LLC,
Term Loan
102,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,c,d
101,851
AmWINS Group, Inc., Term Loan
392,001
6.820%,  (LIBOR 1M +
2.250%), 2/19/2028
d
389,264
Asurion, LLC, Term Loan
17,031
7.820%,  (LIBOR 1M +
3.250%), 12/23/2026
d
16,260
477,487
7.820%,  (LIBOR 1M +
3.250%), 7/31/2027
d
450,280
Deerfield Dakota Holding, LLC,
Term Loan
106,726
8.311%,  (LIBOR 1M +
3.750%), 4/9/2027
d
103,066
Edelman Financial Engines Center,
LLC, Term Loan
106,729
8.070%,  (LIBOR 1M +
3.500%), 4/7/2028
d
104,408
First Eagle Holdings, Inc., Term
Loan
106,717
7.230%,  (LIBOR 3M +
2.500%), 2/2/2027
d
105,917
FleetCor Technologies Operating
Company, LLC, Term  Loan
209,469
6.320%,  (LIBOR 1M +
1.750%), 4/30/2028
d
208,650
Focus Financial Partners, LLC,
Term Loan
184,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
183,853
Howden Group Holdings, Ltd.,
Term Loan
106,728
7.875%,  (LIBOR 1M +
3.250%), 11/12/2027
d
106,421
HUB International, Ltd., Term Loan
445,000
0.000%,  (LIBOR 3M +
3.000%), 4/25/2025
b,c,d
444,226
Hudson River Trading, LLC, Term
Loan
112,000
0.000%,  (TSFR1M +
3.100%), 3/18/2028
b,c,d
108,593
Jane Street Group, LLC, Term
Loan
209,466
7.320%,  (LIBOR 1M +
2.750%), 1/26/2028
d
208,582
Trans Union, LLC, Term Loan
357,886
6.820%,  (LIBOR 1M +
2.250%), 12/1/2028
d
356,909
USI, Inc./NY, Term Loan
388,000
0.000%,  (TSFR1M +
3.750%), 11/22/2029
b,c,d
387,903
Principal
Amount Bank Loans (7.5%)
a
Value
Financials (0.5%) - continued
VFH Parent, LLC, Term Loan
$ 156,420
7.612%,  (TSFR1M +
3.000%), 1/13/2029
d
$ 155,247
Total 3,666,677
Technology (1.6%)
AthenaHealth Group, Inc., Delayed
Draw
61,560
0.000%,  (LIBOR 1M +
3.500%), 2/15/2029
b,c,d
58,225
AthenaHealth Group, Inc., Term
Loan
502,372
8.012%,  (PRIME + 3.500%),
2/15/2029
d
475,159
Boxer Parent Company, Inc., Term
Loan
397,835
8.320%,  (LIBOR 1M +
3.750%), 10/2/2025
d
390,427
Central Parent, Inc., Term Loan
465,000
0.000%,  (TSFR3M +
4.500%), 7/6/2029
b,c,d
463,693
Coherent Corporation, Term Loan
255,687
7.320%,  (LIBOR 1M +
2.750%), 7/1/2029
d
254,488
CommScope, Inc., Term Loan
474,107
7.820%,  (LIBOR 1M +
3.250%), 4/4/2026
d
463,558
CoreLogic, Inc., Term Loan
217,000
0.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c,d
183,682
Cornerstone OnDemand, Inc.,
Term Loan
285,282
8.320%,  (LIBOR 1M +
3.750%), 10/15/2028
d
262,102
Dcert Buyer, Inc., Term Loan
316,187
8.696%,  (LIBOR 6M +
4.000%), 10/16/2026
d
312,137
Dun & Bradstreet Corporation,
Term Loan
311,184
7.767%,  (LIBOR 1M +
3.250%), 2/8/2026
d
310,350
Entegris, Inc., Term Loan
256,000
7.595%,  (TSFR1M +
3.000%), 7/6/2029
d
256,801
Gen Digital, Inc., Term Loan
314,168
6.661%,  (TSFR1M +
2.000%), 9/12/2029
d
313,251
Genesys Cloud Services Holdings
II, LLC, Term Loan
260,548
8.570%,  (LIBOR 1M +
4.000%), 12/1/2027
d
255,501
Hyland Software, Inc., Term Loan
384,995
8.070%,  (LIBOR 1M +
3.500%), 7/1/2024
d
383,639
Informatica, LLC, Term Loan
260,344
7.375%,  (LIBOR 1M +
2.750%), 10/29/2028
d
259,449
Ingram Micro, Inc., Term Loan
260,339
8.230%,  (LIBOR 3M +
3.500%), 7/2/2028
d
259,147
Magenta Buyer, LLC, Term Loan
280,291
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
d
244,402

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.5%)
a
Value
Technology (1.6%) - continued
McAfee Corporation, Term Loan
$ 535,654
8.247%,  (TSFR1M +
3.750%), 3/1/2029
d
$ 504,522
Mitchell International, Inc., Term
Loan
326,179
8.415%,  (LIBOR 3M +
3.750%), 10/15/2028
d
310,822
MKS Instruments, Inc., Term Loan
468,825
7.362%,  (TSFR1M +
2.750%), 8/17/2029
d
467,484
Open Text Corporation, Term Loan
403,000
0.000%,  (TSFR1M +
3.600%), 11/16/2029
b,c,d
402,093
Peraton Corporation, Term Loan
809,901
8.320%,  (LIBOR 1M +
3.750%), 2/1/2028
d
804,839
Polaris Newco, LLC, Term Loan
468,813
8.730%,  (LIBOR 2M +
4.000%), 6/4/2028
b,c,d
444,932
Proofpoint, Inc., Term Loan
346,126
7.985%,  (LIBOR 3M +
3.250%), 8/31/2028
d
339,041
Rackspace Technology Global,
Inc., Term Loan
189,391
7.380%,  (LIBOR 3M +
2.750%), 2/9/2028
d
118,468
RealPage, Inc., Term Loan
265,328
7.570%,  (LIBOR 1M +
3.000%), 4/22/2028
d
258,398
SS&C Technologies, Inc., Term
Loan
252,433
6.320%,  (LIBOR 1M +
1.750%), 4/16/2025
d
251,802
Tempo Acquisition, LLC, Term
Loan
255,355
7.561%,  (TSFR1M +
3.000%), 8/31/2028
d
255,516
TIBCO Software, Inc., Term Loan
281,000
0.000%,  (TSFR3M +
4.600%), 3/30/2029
b,c,d
258,871
UKG, Inc., Term Loan
555,597
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b,c,d
545,946
Verscend Holding Corporation,
Term Loan
382,030
8.570%,  (LIBOR 1M +
4.000%), 8/27/2025
d
380,938
Total 10,489,683
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
628,665
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
d
645,067
Air Canada, Term Loan
494,757
8.130%,  (LIBOR 3M +
3.500%), 8/11/2028
d
493,960
Brown Group Holding, LLC, Term
Loan
210,000
0.000%,  (LIBOR 1M +
2.500%), 6/7/2028
b,c,d
208,786
Principal
Amount Bank Loans (7.5%)
a
Value
Transportation (0.5%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 260,331
6.730%,  (LIBOR 3M +
2.000%), 12/30/2026
d
$ 259,761
SkyMiles IP, Ltd., Term Loan
524,400
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
d
541,773
United Airlines, Inc., Term Loan
764,719
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
d
763,006
XPO, Inc., Term Loan
261,000
6.134%,  (LIBOR 3M +
1.750%), 2/23/2025
d
259,980
Total 3,172,333
Utilities (<0.1%)
PG&E Corporation, Term Loan
381,799
7.625%,  (LIBOR 1M +
3.000%), 6/23/2025
d
381,035
Total 381,035
Total Bank Loans
(cost $49,748,962) 49,897,488
Principal
Amount Long-Term Fixed Income ( 73.7% ) Value
Asset-Backed Securities (10.1%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
435,987
830,139
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
755,788
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
878,692
522 Funding CLO, Ltd.
1,300,000
7.208%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
d,f
1,257,494
720 East CLO I, Ltd.
900,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,f
892,475
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,157,434
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,248,359
Amur Equipment Finance
Receivables XI, LLC
1,200,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
1,193,190
Anchorage Capital CLO 16, Ltd.
1,550,000
6.627%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
d,f
1,478,884
Anchorage Capital CLO 21, Ltd.
1,500,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
d,f
1,433,367
Ares XL CLO, Ltd.
1,150,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
d,f
1,074,216

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Asset-Backed Securities (10.1%) - continued
Babson CLO, Ltd.
$ 1,825,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
d,f
$ 1,744,306
Bankers Healthcare Group
Securitization Trust
1,050,058
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
1,042,674
Barings CLO, Ltd.
1,250,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
d,f
1,172,997
Benefit Street Partners CLO II, Ltd.
950,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
d,f
924,977
Benefit Street Partners CLO, Ltd.
1,400,000
6.942%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
d,f
1,336,128
Business Jet Securities, LLC
215,790
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
197,994
1,443,089
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,363,525
CarVal CLO VII-C, Ltd.
1,350,000
7.442%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
c,d,f
1,350,000
CarVal CLO VIII-C, Ltd.
1,500,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,f
1,498,840
CarVal CLO, Ltd.
1,100,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
d,f
1,064,307
College Avenue Student Loans,
LLC
264,895
6.156%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
d,f
259,212
Dewolf Park CLO, Ltd.
1,250,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
d,f
1,172,599
Dryden 36 Senior Loan Fund
950,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
d,f
927,665
Education Funding Trust
699,753
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
651,340
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
2,097,255
Galaxy XIX CLO, Ltd.
1,675,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,f
1,567,505
Principal
Amount Long-Term Fixed Income (73.7%) Value
Asset-Backed Securities (10.1%) - continued
GMAC Mortgage Corporation
Loan Trust
$ 62,329
5.006%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
d,h
$ 31,690
Harley Marine Financing, LLC
1,153,538
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,133,560
Home Equity Asset Trust
1,430,081
5.826%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
d
1,364,985
Invesco US CLO, Ltd.
1,250,000
4.692%,  (TSFR3M + –%),
4/22/2035, Ser. 2023-1A,
Class B
c,d,f
1,250,000
Long Beach Mortgage Loan Trust
930,617
6.006%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
d
918,027
Longfellow Place CLO, Ltd.
1,350,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,f
1,285,358
Madison Park Funding XVIII, Ltd.
1,850,000
6.178%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
d,f
1,774,396
Madison Park Funding XXI, Ltd.
1,500,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
d,f
1,449,100
Mountain View CLO, Ltd.
1,575,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
d,f
1,515,791
Myers Park CLO, Ltd.
1,275,000
5.643%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
d,f
1,252,702
Neuberger Berman CLO, Ltd.
1,500,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
d,f
1,411,834
OCP CLO, Ltd.
1,625,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,f
1,531,790
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,033,413
PPM CLO 6, Ltd.
1,000,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
d,f
990,287
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
682,301
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
717,473
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
778,015

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Asset-Backed Securities (10.1%) - continued
$ 709,285
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
$ 652,216
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,107,127
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
157,572
Saxon Asset Securities Trust
335,414
3.312%,  8/25/2035, Ser.
2004-2, Class MF2 296,672
Sculptor CLO, Ltd.
1,500,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
d,f
1,423,571
Shackleton CLO, Ltd.
930,000
7.008%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
d,f
885,290
Sound Point CLO, Ltd.
1,550,000
7.058%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
d,f
1,431,853
Stratus CLO, Ltd.
1,700,000
7.308%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
d,f
1,583,219
1,400,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
d,f
1,398,018
TCI-Flatiron CLO, Ltd.
1,400,000
6.732%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
d,f
1,330,078
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
278,163
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,031,896
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,348,653
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,290,683
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
176,577
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,003,898
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
229,781
Whitebox CLO III, Ltd.
1,500,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
d,f
1,436,831
Wind River CLO, Ltd.
750,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,f
716,592
Total 67,076,622
Principal
Amount Long-Term Fixed Income (73.7%) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 680,000 5.500%,  12/15/2027
f
$ 672,262
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
186,271
ATI, Inc., Convertible
113,000 3.500%,  6/15/2025 271,539
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
f
302,913
Chemours Company
585,000 5.750%,  11/15/2028
f
533,081
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
i
417,966
380,000 4.625%,  3/1/2029
f,i
354,365
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
702,090
Ecolab, Inc.
194,000 2.125%,  2/1/2032 161,991
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
823,969
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 408,196
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
212,905
Hecla Mining Company
190,000 7.250%,  2/15/2028 189,471
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
428,381
Innophos Holdings, Inc.
203,000 9.375%,  2/15/2028
f
200,170
International Flavors and
Fragrances, Inc.
261,000 1.230%,  10/1/2025
f
234,700
Mercer International, Inc.
206,000 5.125%,  2/1/2029 176,171
Methanex Corporation
553,000 4.250%,  12/1/2024 533,396
Mosaic Company
261,000 4.050%,  11/15/2027 255,866
Novelis Corporation
315,000 3.250%,  11/15/2026
f
285,176
140,000 4.750%,  1/30/2030
f
126,700
175,000 3.875%,  8/15/2031
f
147,700
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 287,826
OCI NV
309,000 4.625%,  10/15/2025
f
301,025
Olin Corporation
675,000 5.125%,  9/15/2027 654,804
20,000 5.625%,  8/1/2029 19,463
SCIL IV, LLC/SCIL USA Holdings,
LLC
507,000 5.375%,  11/1/2026
f
464,696
Sherwin-Williams Company
141,000 4.250%,  8/8/2025 139,259
SK Invictus Intermediate II SARL
404,000 5.000%,  10/30/2029
f
331,280
SPCM SA
462,000 3.375%,  3/15/2030
f
391,083
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
485,760
Sylvamo Corporation
309,000 7.000%,  9/1/2029
f
295,453

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Basic Materials (1.9%) - continued
Taseko Mines, Ltd.
$ 358,000 7.000%,  2/15/2026
f
$ 339,205
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
361,561
United States Steel Corporation
524,000 6.875%,  3/1/2029
i
529,463
United States Steel Corporation,
Convertible
147,000 5.000%,  11/1/2026 327,443
Westlake Corporation
148,000 3.600%,  8/15/2026 141,568
Total 12,695,168
Capital Goods (3.5%)
Advanced Drainage Systems, Inc.
450,000 6.375%,  6/15/2030
f
447,114
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
442,228
50,000 4.625%,  5/15/2030
f
44,803
ARD Finance SA
159,000 6.500%,  6/30/2027
f
124,726
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
700,000 5.250%,  8/15/2027
f
573,219
39,000 5.250%,  8/15/2027
f
31,937
Boeing Company
316,000 4.875%,  5/1/2025 316,011
561,000 2.196%,  2/4/2026 518,660
220,000 3.250%,  3/1/2028 204,935
510,000 5.150%,  5/1/2030 514,037
Bombardier, Inc.
448,000 7.125%,  6/15/2026
f
446,929
523,000 7.875%,  4/15/2027
f,i
522,554
380,000 6.000%,  2/15/2028
f
360,386
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
265,732
Canpack SA/Canpack US, LLC
790,000 3.125%,  11/1/2025
f
719,295
Carrier Global Corporation
252,000 2.722%,  2/15/2030 220,123
Caterpillar Financial Services
Corporation
161,000 4.800%,  1/6/2026 163,151
Chart Industries, Inc.
167,000 7.500%,  1/1/2030
f
170,758
Clean Harbors, Inc.
307,000 6.375%,  2/1/2031
f
312,741
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
65,869
134,000 8.750%,  4/15/2030
f
118,427
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 80,912
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
f
258,446
Covert Mergeco, Inc.
260,000 4.875%,  12/1/2029
f
227,175
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f,i
328,312
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 441,859
Principal
Amount Long-Term Fixed Income (73.7%) Value
Capital Goods (3.5%) - continued
General Electric Company
$ 430,000
8.099%,  (LIBOR 3M +
3.330%), 3/15/2023
d,j
$ 428,495
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
312,488
709,000 3.500%,  9/1/2028
f
632,194
Greenbrier Companies, Inc.,
Convertible
163,000 2.875%,  4/15/2028 138,306
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
716,369
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
421,300
Howmet Aerospace, Inc.
223,000 6.875%,  5/1/2025 229,674
1,084,000 3.000%,  1/15/2029 945,790
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 206,752
JELD-WEN, Inc.
190,000 4.625%,  12/15/2025
f
168,150
John Deere Capital Corporation
176,000 4.750%,  1/20/2028 179,728
280,000 2.800%,  7/18/2029 255,010
138,000 3.900%,  6/7/2032 133,916
Kaman Corporation, Convertible
70,000 3.250%,  5/1/2024 65,590
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 418,610
Lockheed Martin Corporation
130,000 4.950%,  10/15/2025 132,010
Mauser Packaging Solutions
Holding Company
320,000 5.500%,  4/15/2024
f
319,776
600,000 7.250%,  4/15/2025
f
585,750
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
166,294
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
f
453,546
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
570,741
OI European Group BV
554,000 4.750%,  2/15/2030
f
497,354
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 156,584
Owens-Brockway Glass Container,
Inc.
193,000 5.875%,  8/15/2023
f
192,280
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
319,965
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 134,050
Patrick Industries, Inc., Convertible
183,000 1.750%,  12/1/2028 164,700
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
414,973
Raytheon Technologies
Corporation
307,000 4.125%,  11/16/2028 301,239
Republic Services, Inc.
124,000 3.950%,  5/15/2028 120,788

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Capital Goods (3.5%) - continued
Roller Bearing Company of
America, Inc.
$ 230,000 4.375%,  10/15/2029
f
$ 207,246
Sealed Air Corporation
153,000 6.125%,  2/1/2028
f
154,362
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
812,588
Textron, Inc.
221,000 3.650%,  3/15/2027 211,526
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
190,000 7.750%,  4/15/2026
f
179,721
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
514,819
1,390,000 5.500%,  11/15/2027 1,327,416
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 590,822
310,000 4.000%,  7/15/2030 279,043
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,773
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
172,050
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
671,163
Total 22,886,290
Collateralized Mortgage Obligations (6.6%)
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
1,388,501
Banc of America Alternative Loan
Trust
889,430
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 771,625
Banc of America Mortgage
Securities Trust
296,637
3.870%,  9/25/2035, Ser.
2005-H, Class 3A1
d
266,048
152,316
3.943%,  9/25/2035, Ser.
2005-H, Class 2A1
d
129,913
CHL Mortgage Pass-Through Trust
307,351
3.490%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
d
286,093
208,653
6.000%,  4/25/2037, Ser.
2007-3, Class A18 113,081
139,102
6.000%,  4/25/2037, Ser.
2007-3, Class A33 75,387
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 366,537
CHNGE Mortgage Trust
992,980
3.757%,  3/25/2067, Ser.
2022-2, Class A1
d,f
950,094
898,025
5.000%,  5/25/2067, Ser.
2022-3, Class A1
d,f
880,578
1,706,875
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
1,680,523
1,295,181
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,294,553
Citigroup Mortgage Loan Trust,
Inc.
1,035,207
3.535%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
d
880,324
Principal
Amount Long-Term Fixed Income (73.7%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
Colony American Finance, Ltd.
$ 1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 934,126
Countrywide Alternative Loan Trust
301,519
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 256,715
395,286
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 298,823
378,498
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 274,570
114,801
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 91,705
182,889
7.000%,  10/25/2037, Ser.
2007-24, Class A10 69,802
Countrywide Home Loan
Mortgage Pass Through Trust
224,072
3.445%,  11/25/2035, Ser.
2005-22, Class 2A1
d
175,883
Credit Suisse Mortgage Trust
953,951
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,f
948,913
321,161
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,f
274,617
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
565,212
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 517,102
Federal Home Loan Mortgage
Corporation
1,266,097
3.500%,  8/15/2035, Ser.
345, Class C8
k
140,183
Federal Home Loan Mortgage
Corporation - REMIC
778,708
4.000%,  1/25/2051, Ser.
5249, Class LA 761,489
13,094,326
1.500%,  12/25/2050, Ser.
5107, Class IO
k
1,199,595
729,750
3.000%,  5/15/2027, Ser.
4046, Class GI
k
27,794
667,754
3.000%,  7/15/2027, Ser.
4084, Class NI
k
28,937
1,122,289
3.500%,  10/15/2032, Ser.
4119, Class KI
k
117,799
1,586,723
3.000%,  4/15/2033, Ser.
4203, Class DI
k
92,027
Federal National Mortgage
Association - REMIC
934,994
4.500%,  6/25/2052, Ser.
2022-43, Class MA 926,096
553,843
4.000%,  7/25/2052, Ser.
2022-37, Class PE 538,500
548,165
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
21,378
865,927
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
34,932
1,316,123
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
43,048
2,121,792
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
100,830
1,182,155
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
45,876
600,601
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
24,362

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
$ 1,527,280
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
$ 59,090
470,471
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
21,546
2,155,828
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
80,791
962,288
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
42,767
1,161,464
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
40,252
995,238
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
91,206
932,848
4.500%,  1/25/2046, Ser.
2022-68, Class BA 924,309
First Horizon Alternative Mortgage
Securities Trust
149,540
4.797%,  7/25/2035, Ser.
2005-AA5, Class 2A1
d
134,625
Flagstar Mortgage Trust
1,062,496
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
d,f
901,780
1,785,754
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
d,f
1,490,757
875,332
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,f
776,575
FWD Securitization Trust
443,330
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,f
413,202
GCAT Trust
1,356,245
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
1,324,733
Genworth Mortgage Insurance
Corporation
1,007,511
6.210%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
d,f
1,005,801
GMAC Mortgage Corporation
Loan Trust
90,385
3.169%,  5/25/2035, Ser.
2005-AR2, Class 4A
d
78,487
12,689
3.560%,  9/19/2035, Ser.
2005-AR5, Class 5A1
d
11,986
Home RE, Ltd.
700,000
7.810%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
d,f
699,995
IndyMac IMJA Mortgage Loan
Trust
280,343
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 132,441
IndyMac INDA Mortgage Loan
Trust
1,755,755
3.380%,  8/25/2036, Ser.
2006-AR1, Class A1
d
1,383,921
J.P. Morgan Alternative Loan Trust
358,673
3.508%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
337,169
J.P. Morgan Mortgage Trust
489,425
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,f
397,795
218,599
4.001%,  7/25/2035, Ser.
2007-A1, Class 2A1
d
202,841
Principal
Amount Long-Term Fixed Income (73.7%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
LHOME Mortgage Trust
$ 1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
$ 1,394,576
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 208,897
MortgageIT Trust
1,765,048
4.966%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
d
1,423,006
New York Mortgage Trust
337,005
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,f
326,588
Onslow Bay Mortgage Loan Trust
1,127,801
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
1,104,415
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
1,006,607
Radnor Re, Ltd.
1,367,859
7.206%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
d,f
1,368,759
1,350,000
8.060%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
d,f
1,354,492
Residential Accredit Loans, Inc.
Trust
341,861
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 289,006
170,983
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 132,426
206,527
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 167,597
Residential Funding Mortgage
Security I Trust
228,663
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 177,795
ROC Securities Trust Series
1,925,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,f
1,786,186
Sequoia Mortgage Trust
220,249
3.182%,  9/20/2046, Ser.
2007-1, Class 4A1
d
151,355
Structured Adjustable Rate
Mortgage Loan Trust
118,051
3.688%,  7/25/2035, Ser.
2005-15, Class 4A1
d
100,342
Toorak Mortgage Corporation, Ltd.
734,237
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
709,984
Verus Securitization Trust
1,502,481
2.137%,  10/25/2066, Ser.
2021-7, Class A2
d,f
1,269,132
893,182
2.491%,  11/25/2066, Ser.
2021-8, Class A3
d,f
768,181
1,250,000
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,251,083
856,669
2.226%,  5/25/2060, Ser.
2020-2, Class A1
d,f
824,512

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 346,839
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 288,591
Total 43,683,958
Commercial Mortgage-Backed Securities (0.8%)
BANK 2021-BNK36
600,000
2.470%,  9/15/2064, Ser.
2021-BNK36, Class A5 507,676
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
d
1,111,774
BANK 2022-BNK39
13,474,389
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,k
391,671
1,125,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 986,071
BBCMS Mortgage Trust
5,423,659
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,k
236,632
6,495,550
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,k
529,439
BFLD Trust
1,100,000
6.159%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,f
1,017,566
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
675,000
4.350%,  4/25/2033, Ser.
K154, Class A2 691,554
Total 5,472,383
Communications Services (4.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
f
176,213
Altice Financing SA
205,000 5.750%,  8/15/2029
f
172,181
Altice France SA
205,000 8.125%,  2/1/2027
f
192,175
936,000 5.500%,  10/15/2029
f
740,091
American Tower Corporation
184,000 3.375%,  5/15/2024 180,029
247,000 4.400%,  2/15/2026 244,127
144,000 1.450%,  9/15/2026 127,585
192,000 3.800%,  8/15/2029 179,441
AT&T, Inc.
433,000 4.300%,  2/15/2030 422,737
Cable One, Inc., Convertible
261,000 1.125%,  3/15/2028 200,578
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
f
245,640
515,000 5.125%,  5/1/2027
f
490,821
463,000 5.000%,  2/1/2028
f
432,326
311,000 6.375%,  9/1/2029
f
300,115
1,090,000 4.750%,  3/1/2030
f
952,431
383,000 4.750%,  2/1/2032
f
325,550
417,000 4.250%,  1/15/2034
f
325,072
Cengage Learning, Inc.
349,000 9.500%,  6/15/2024
f,i
339,483
Principal
Amount Long-Term Fixed Income (73.7%) Value
Communications Services (4.8%) - continued
Charter Communications
Operating, LLC
$ 197,000 4.500%,  2/1/2024 $ 195,100
223,000 4.908%,  7/23/2025 221,854
221,000 5.050%,  3/30/2029 215,324
Clear Channel Worldwide
Holdings, Inc.
406,000 5.125%,  8/15/2027
f
368,228
399,000 7.750%,  4/15/2028
f,i
339,441
Comcast Corporation
432,000 5.250%,  11/7/2025 441,251
147,000 2.350%,  1/15/2027 136,399
476,000 3.400%,  4/1/2030 446,612
Consolidated Communications,
Inc.
411,000 5.000%,  10/1/2028
f
308,331
149,000 6.500%,  10/1/2028
f
121,382
Crown Castle International
Corporation
205,000 2.900%,  3/15/2027 190,620
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
261,562
561,000 6.500%,  2/1/2029
f
485,366
980,000 4.125%,  12/1/2030
f
724,485
Cumulus Media New Holdings,
Inc.
203,000 6.750%,  7/1/2026
f,i
169,444
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 609,616
DIRECTV Holdings, LLC
646,000 5.875%,  8/15/2027
f
585,150
DISH DBS Corporation
171,000 5.875%,  11/15/2024 161,394
247,000 5.250%,  12/1/2026
f
212,883
170,000 7.375%,  7/1/2028 122,083
326,000 5.750%,  12/1/2028
f
266,728
264,000 5.125%,  6/1/2029 167,875
DISH Network Corporation
222,000 11.750%,  11/15/2027
f
230,702
Entercom Media Corporation
623,000 6.500%,  5/1/2027
f
102,785
Frontier Communications
Corporation
201,000 6.750%,  5/1/2029
f
172,357
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
528,071
125,000 8.750%,  5/15/2030
f
129,531
GCI, LLC
625,000 4.750%,  10/15/2028
f
550,337
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
f
769,025
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
313,437
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 212,766
iHeartCommunications, Inc.
470,000 4.750%,  1/15/2028
f
401,875
Iliad Holding SASU
614,000 6.500%,  10/15/2026
f
581,430
Lamar Media Corporation
267,000 3.625%,  1/15/2031 226,726

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Communications Services (4.8%) - continued
LCPR Senior Secured Financing
DAC
$ 373,000 6.750%,  10/15/2027
f
$ 363,414
Level 3 Financing, Inc.
183,000 4.625%,  9/15/2027
f
155,021
920,000 4.250%,  7/1/2028
f
729,091
Lumen Technologies, Inc.
335,000 5.125%,  12/15/2026
f,i
286,425
Magallanes, Inc.
253,000 3.638%,  3/15/2025
f
243,966
599,000 4.054%,  3/15/2029
f
549,768
138,000 4.279%,  3/15/2032
f
122,814
Meta Platforms, Inc.
141,000 3.500%,  8/15/2027 135,406
Netflix, Inc.
330,000 4.875%,  4/15/2028 328,762
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
158,814
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 211,990
Paramount Global
175,000 6.375%,  3/30/2062
d
152,682
122,000 4.750%,  5/15/2025 121,054
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
347,667
Radiate Holdco, LLC/Radiate
Finance, Inc.
250,000 6.500%,  9/15/2028
f
130,248
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
d,f
112,497
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
f
157,057
205,000 5.375%,  1/15/2031
f
165,435
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
f
298,988
Sinclair Television Group, Inc.
695,000 5.500%,  3/1/2030
f
554,263
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
506,244
485,000 4.000%,  7/15/2028
f
431,699
100,000 4.125%,  7/1/2030
f
85,763
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 966,063
930,000 8.750%,  3/15/2032 1,148,550
Sprint Corporation
367,000 7.625%,  2/15/2025 380,926
Take-Two Interactive Software, Inc.
279,000 3.300%,  3/28/2024 273,438
TEGNA, Inc.
708,000 4.625%,  3/15/2028 664,492
Telecom Italia Capital SA
153,000 6.000%,  9/30/2034 122,765
Telecom Italia SPA
50,000 5.303%,  5/30/2024
f
48,511
Telesat Canada/Telesat, LLC
235,000 4.875%,  6/1/2027
f
115,101
90,000 6.500%,  10/15/2027
f
25,146
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 170,904
85,000 2.875%,  2/15/2031 72,668
United States Cellular Corporation
415,000 6.700%,  12/15/2033 385,950
Principal
Amount Long-Term Fixed Income (73.7%) Value
Communications Services (4.8%) - continued
Uniti Group, Inc., Convertible
$ 20,000 7.500%,  12/1/2027
f
$ 20,500
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
628,000 4.750%,  4/15/2028
f
513,524
Univision Communications, Inc.
674,000 6.625%,  6/1/2027
f
660,520
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 220,276
552,000 3.150%,  3/22/2030 501,310
383,000 2.550%,  3/21/2031 326,908
296,000 2.355%,  3/15/2032 243,846
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
100,315
Vodafone Group plc
164,000 7.000%,  4/4/2079
d
168,905
VTR Finance NV
310,000 6.375%,  7/15/2028
f
127,782
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
580,592
Walt Disney Company
123,000 3.800%,  3/22/2030 118,208
YPSO Finance BIS SA
214,000 10.500%,  5/15/2027
f
183,772
Total 31,506,805
Consumer Cyclical (6.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
f
644,145
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
f
206,991
765,000 4.625%,  6/1/2028
f
659,843
380,000 6.000%,  6/1/2029
f
305,748
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
90,081
660,000 3.750%,  1/30/2031
f
558,116
Amazon.com, Inc.
292,000 1.650%,  5/12/2028 257,440
147,000 1.500%,  6/3/2030 122,236
312,000 4.700%,  12/1/2032 319,395
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027 682,591
Arko Corporation
310,000 5.125%,  11/15/2029
f
245,737
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
f
233,800
228,000 4.625%,  4/1/2030
f
189,334
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 120,116
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 15,116
Booking Holdings, Inc.,
Convertible
26,000 0.750%,  5/1/2025 37,019
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
386,918
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
f
299,008

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Cyclical (6.2%) - continued
Brookfield Residential Properties,
Inc.
$ 690,000 6.250%,  9/15/2027
f
$ 613,569
Burlington Stores, Inc., Convertible
317,000 2.250%,  4/15/2025 392,684
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
683,358
240,000 8.125%,  7/1/2027
f
243,600
481,000 4.625%,  10/15/2029
f,i
411,255
Carnival Corporation
322,000 10.500%,  2/1/2026
f
336,783
381,000 7.625%,  3/1/2026
f,i
346,710
759,000 5.750%,  3/1/2027
f
629,970
195,000 4.000%,  8/1/2028
f
168,476
Cedar Fair, LP
670,000 5.250%,  7/15/2029
i
614,155
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
247,950
Cinemark USA, Inc.
663,000 5.875%,  3/15/2026
f,i
595,357
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
184,262
Cracker Barrel Old Country Store,
Inc., Convertible
80,000 0.625%,  6/15/2026 71,750
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 64,974
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
201,179
Dana, Inc.
540,000 5.625%,  6/15/2028
i
508,624
Expedia Group, Inc.
226,000 4.625%,  8/1/2027 222,481
220,000 3.250%,  2/15/2030 193,396
Expedia Group, Inc., Convertible
386,000 Zero Coupon,  2/15/2026 351,260
Ford Motor Company
769,000 3.250%,  2/12/2032 610,330
435,000 6.100%,  8/19/2032 426,845
Ford Motor Company, Convertible
405,000 Zero Coupon,  3/15/2026 411,075
Ford Motor Credit Company, LLC
537,000 2.300%,  2/10/2025 497,940
715,000 4.134%,  8/4/2025 682,804
1,454,000 2.700%,  8/10/2026 1,297,695
255,000 2.900%,  2/10/2029 212,711
350,000 7.350%,  3/6/2030 367,360
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
302,972
FTI Consulting, Inc., Convertible
126,000 2.000%,  8/15/2023 199,395
General Motors Company
143,000 6.125%,  10/1/2025 146,647
221,000 6.800%,  10/1/2027 235,355
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 241,856
124,000 1.200%,  10/15/2024 115,877
544,000 2.900%,  2/26/2025 519,385
135,000 2.750%,  6/20/2025 127,387
150,000 5.700%,  9/30/2030
d,j
138,750
Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Cyclical (6.2%) - continued
Goodyear Tire & Rubber Company
$ 315,000 5.000%,  7/15/2029
i
$ 277,493
195,000 5.250%,  7/15/2031
i
164,732
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f
125,703
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f
386,469
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 857,876
196,000 3.625%,  2/15/2032
f
164,591
Hilton Grand Vacations Borrower
Escrow, LLC
318,000 5.000%,  6/1/2029
f
284,403
Home Depot, Inc.
208,000 3.250%,  4/15/2032 191,331
Hyundai Capital America
119,000 1.800%,  10/15/2025
f
108,535
221,000 3.000%,  2/10/2027
f
203,625
147,000 2.100%,  9/15/2028
f
124,570
International Game Technology plc
545,000 5.250%,  1/15/2029
f
523,036
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
f
249,251
KB Home
395,000 4.800%,  11/15/2029 354,485
Kohl's Corporation
131,000 3.375%,  5/1/2031 97,061
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
859,918
100,000 6.875%,  11/1/2035 91,136
Lennar Corporation
67,000 5.875%,  11/15/2024 67,700
138,000 4.750%,  5/30/2025 136,359
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 216,779
335,000 4.500%,  4/15/2030 331,374
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f,i
390,606
Marriott International, Inc.
142,000 5.000%,  10/15/2027 143,309
220,000 4.625%,  6/15/2030 214,591
Marriott Vacations Worldwide
Corporation, Convertible
235,000 Zero Coupon,  1/15/2026 252,390
164,000 3.250%,  12/15/2027
f
176,710
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
341,295
McDonald's Corporation
181,000 3.800%,  4/1/2028 176,716
MGM Resorts International
385,000 6.000%,  3/15/2023 384,835
650,000 5.750%,  6/15/2025 641,793
Michaels Companies, Inc.
320,000 5.250%,  5/1/2028
f
266,851
NCL Corporation, Ltd.
182,000 3.625%,  12/15/2024
f
170,852
134,000 5.875%,  3/15/2026
f
115,907
518,000 5.875%,  2/15/2027
f
481,610
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
176,154
Nordstrom, Inc.
225,000 4.250%,  8/1/2031 168,955

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Cyclical (6.2%) - continued
O'Reilly Automotive, Inc.
$ 198,000 3.900%,  6/1/2029 $ 189,323
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
f
498,967
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
638,238
385,000 7.750%,  2/15/2029
f
378,355
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
834,000 5.750%,  4/15/2026
f
817,353
370,000 6.250%,  1/15/2028
f
350,908
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
570,000 5.750%,  1/15/2029
f
443,198
Royal Caribbean Cruises, Ltd.
203,000 11.500%,  6/1/2025
f
217,977
682,000 4.250%,  7/1/2026
f
591,635
511,000 9.250%,  1/15/2029
f,i
539,039
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
651,722
SeaWorld Parks and
Entertainment, Inc.
194,000 5.250%,  8/15/2029
f
175,340
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
f
162,757
Staples, Inc.
380,000 7.500%,  4/15/2026
f
337,649
344,000 10.750%,  4/15/2027
f
260,580
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f,i
322,837
Tapestry, Inc.
150,000 3.050%,  3/15/2032 122,953
Target Corporation
307,000 2.350%,  2/15/2030 269,429
Toyota Motor Credit Corporation
187,000 4.450%,  6/29/2029 188,182
141,000 4.700%,  1/12/2033 143,324
Travel + Leisure Company
205,000 6.625%,  7/31/2026
f
203,436
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
f
102,408
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f,i
459,880
Vail Resorts, Inc., Convertible
280,000 Zero Coupon,  1/1/2026 264,950
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
f
271,951
190,000 4.500%,  9/1/2026
f
181,106
576,000 5.750%,  2/1/2027
f
572,976
356,000 3.750%,  2/15/2027
f
328,925
Viking Cruises, Ltd.
296,000 5.875%,  9/15/2027
f
252,127
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
272,722
68,000 3.350%,  5/13/2025
f
65,489
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
438,730
Walmart, Inc.
285,000 3.950%,  9/9/2027 284,928
Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Cyclical (6.2%) - continued
Wyndham Hotels & Resorts, Inc.
$ 245,000 4.375%,  8/15/2028
f,i
$ 225,965
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
621,941
Total 40,756,112
Consumer Non-Cyclical (5.1%)
1375209 B.C., Ltd.
371,000 9.000%,  1/30/2028
f
369,612
Abbott Laboratories
752,000 1.400%,  6/30/2030 621,826
AbbVie, Inc.
905,000 3.600%,  5/14/2025 882,098
Albertson's Companies, Inc.
600,000 4.625%,  1/15/2027
f
568,830
664,000 3.500%,  3/15/2029
f
572,700
Altria Group, Inc.
147,000 4.800%,  2/14/2029 145,406
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 273,096
295,000 4.750%,  1/23/2029 299,688
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
f
596,602
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 263,021
AstraZeneca plc
297,000 0.700%,  4/8/2026 265,004
Avantor Funding, Inc.
408,000 4.625%,  7/15/2028
f
384,577
B&G Foods, Inc.
203,000 5.250%,  9/15/2027 164,176
BAT Capital Corporation
141,000 7.750%,  10/19/2032 157,200
BAT International Finance plc
135,000 1.668%,  3/25/2026 121,847
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
f,i
158,199
404,000 4.875%,  6/1/2028
f
259,699
658,000 11.000%,  9/30/2028
f,i
514,819
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 196,587
BioMarin Pharmaceutical, Inc.,
Convertible
300,000 1.250%,  5/15/2027 337,500
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 192,864
Bristol-Myers Squibb Company
205,000 2.950%,  3/15/2032 185,751
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 250,072
Cargill, Inc.
288,000 2.125%,  11/10/2031
f
236,263
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 480,419
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
f
62,479
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
f
441,650
Community Health Systems, Inc.
117,000 8.000%,  12/15/2027
f
110,272
260,000 6.000%,  1/15/2029
f
228,215

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Non-Cyclical (5.1%) - continued
Conagra Brands, Inc.
$ 118,000 4.300%,  5/1/2024 $ 116,778
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 269,197
Coty, Inc.
391,000 5.000%,  4/15/2026
f
374,383
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
f
424,710
CVS Health Corporation
115,000 4.300%,  3/25/2028 113,053
Diageo Capital plc
121,000 1.375%,  9/29/2025 111,329
129,000 2.000%,  4/29/2030 110,051
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
321,983
Embecta Corporation
155,000 6.750%,  2/15/2030
f
139,467
Encompass Health Corporation
860,000 4.500%,  2/1/2028 802,767
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
93,975
435,000 4.375%,  3/31/2029
f
377,763
Estee Lauder Companies, Inc.
123,000 1.950%,  3/15/2031 103,474
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 208,513
HCA, Inc.
820,000 5.375%,  2/1/2025 823,097
299,000 5.875%,  2/1/2029 307,543
HLF Financing SARL, LLC
1,016,000 4.875%,  6/1/2029
f
742,950
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
122,607
Ionis Pharmaceuticals, Inc.,
Convertible
132,000 0.125%,  12/15/2024 121,942
146,000 Zero Coupon,  4/1/2026 139,886
Jazz Investments I, Ltd.,
Convertible
288,000 2.000%,  6/15/2026 338,040
Jazz Securities DAC
268,000 4.375%,  1/15/2029
f
244,507
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
395,000 2.500%,  1/15/2027
f
351,898
173,000 3.625%,  1/15/2032
f
144,524
Johnson & Johnson
451,000 4.375%,  12/5/2033 462,279
Kraft Heinz Foods Company
602,000 3.875%,  5/15/2027 586,471
Kroger Company
124,000 4.500%,  1/15/2029 122,321
Lamb Weston Holdings, Inc.
285,000 4.125%,  1/31/2030
f
256,856
Mattel, Inc.
965,000 3.375%,  4/1/2026
f
899,867
McKesson Corporation
136,000 0.900%,  12/3/2025 122,210
490,000 1.300%,  8/15/2026 437,211
Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Non-Cyclical (5.1%) - continued
Mozart Debt Merger Sub, Inc.
$ 449,000 3.875%,  4/1/2029
f
$ 383,902
318,000 5.250%,  10/1/2029
f,i
266,257
Mylan, Inc.
127,000 4.200%,  11/29/2023 125,821
Newell Brands, Inc.
374,000 4.450%,  4/1/2026 355,315
Organon & Company
465,000 4.125%,  4/30/2028
f
420,569
Owens & Minor, Inc.
334,000 6.625%,  4/1/2030
f
295,357
PepsiCo, Inc.
291,000 3.600%,  2/18/2028 284,353
278,000 1.950%,  10/21/2031 232,687
Performance Food Group, Inc.
293,000 4.250%,  8/1/2029
f
261,429
Perrigo Finance Unlimited
Company
754,000 4.375%,  3/15/2026 713,925
Philip Morris International, Inc.
141,000 5.625%,  11/17/2029 147,263
141,000 5.750%,  11/17/2032 148,267
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
f
338,998
Post Holdings, Inc.
433,000 5.750%,  3/1/2027
f
426,540
184,000 5.625%,  1/15/2028
f
177,100
196,000 5.500%,  12/15/2029
f
181,765
388,000 4.500%,  9/15/2031
f
334,650
Post Holdings, Inc., Convertible
364,000 2.500%,  8/15/2027
f
396,141
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
f
349,768
Procter & Gamble Company
122,000 1.200%,  10/29/2030 99,286
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
f
124,675
200,000 2.076%,  12/13/2031
f
168,836
Royalty Pharma plc
343,000 1.200%,  9/2/2025 311,120
Scotts Miracle-Gro Company
299,000 4.500%,  10/15/2029 257,888
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
633,383
Simmons Foods, Inc.
641,000 4.625%,  3/1/2029
f
543,462
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
295,189
205,000 5.500%,  7/15/2030
f
186,208
Stryker Corporation
244,000 3.650%,  3/7/2028 235,930
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f
408,419
Sysco Corporation
128,000 5.950%,  4/1/2030 137,392
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 301,773
Teleflex, Inc.
480,000 4.625%,  11/15/2027 458,262
223,000 4.250%,  6/1/2028
f
205,707
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 149,910

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Consumer Non-Cyclical (5.1%) - continued
$ 1,415,000 5.125%,  11/1/2027 $ 1,361,938
185,000 6.125%,  10/1/2028 172,990
Teva Pharmaceutical Finance
Netherlands III BV
977,000 3.150%,  10/1/2026 876,545
Thermo Fisher Scientific, Inc.
145,000 4.950%,  11/21/2032 152,118
Topgolf Callaway Brands
Corporation, Convertible
135,000 2.750%,  5/1/2026 205,791
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 445,356
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
f
287,570
Winnebago Industries, Inc.,
Convertible
154,000 1.500%,  4/1/2025 180,276
Zoetis, Inc.
329,000 3.900%,  8/20/2028 321,407
Total 33,493,662
Energy (5.0%)
Antero Resources Corporation
481,000 5.375%,  3/1/2030
f
448,532
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
f
555,750
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
128,000 7.625%,  12/15/2025
f
130,000
268,000 6.625%,  7/15/2026
f
263,980
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 611,494
BP Capital Markets plc
231,000 4.875%,  3/22/2030
d,j
215,696
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 421,010
Callon Petroleum Company
381,000 8.250%,  7/15/2025 380,680
213,000 7.500%,  6/15/2030
f
206,077
Canadian Natural Resources, Ltd.
321,000 2.050%,  7/15/2025 300,344
Cheniere Corpus Christi Holdings,
LLC
241,000 5.875%,  3/31/2025 243,322
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 376,186
325,000 3.250%,  1/31/2032 271,320
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 346,583
Chesapeake Energy Corporation
698,000 6.750%,  4/15/2029
f
688,263
Chord Energy Corporation
360,000 6.375%,  6/1/2026
f
354,600
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
302,932
CNX Resources Corporation,
Convertible
206,000 2.250%,  5/1/2026 298,906
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
216,787
330,000 5.875%,  1/15/2030
f
282,975
Principal
Amount Long-Term Fixed Income (73.7%) Value
Energy (5.0%) - continued
Continental Resources, Inc.
$ 220,000 4.375%,  1/15/2028 $ 209,324
144,000 5.750%,  1/15/2031
f
141,387
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
159,358
CrownRock Finance, Inc.
467,000 5.625%,  10/15/2025
f
455,325
Diamondback Energy, Inc.
374,000 3.125%,  3/24/2031 326,476
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
565,987
130,000 4.375%,  6/15/2031
f
113,714
Enbridge, Inc.
300,000 7.375%,  1/15/2083
d
300,515
175,000 7.625%,  1/15/2083
d
180,422
147,000 3.700%,  7/15/2027 141,167
Endeavor Energy Resources, LP/
EER Finance, Inc.
445,000 5.750%,  1/30/2028
f
436,100
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
f
271,945
Energy Transfer, LP
139,000 4.200%,  9/15/2023 137,946
408,000 5.875%,  1/15/2024 409,788
100,000 6.750%,  5/15/2025
d,j
94,500
164,000 6.500%,  11/15/2026
d,j
153,812
221,000 3.750%,  5/15/2030 202,546
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 659,310
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 144,520
178,000
7.630%,  (LIBOR 3M +
2.986%), 8/16/2077
d
170,396
EQM Midstream Partners, LP
338,000 4.750%,  1/15/2031
f
285,888
EQT Corporation
141,000 3.900%,  10/1/2027 133,764
EQT Corporation, Convertible
112,000 1.750%,  5/1/2026 251,272
Equinor ASA
139,000 2.875%,  4/6/2025 134,368
Ferrellgas, LP
331,000 5.375%,  4/1/2026
f
304,520
Genesis Energy LP/Genesis
Energy Finance Corporation
267,000 8.875%,  4/15/2030 271,339
Halliburton Company
147,000 2.920%,  3/1/2030 131,269
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
f
772,244
Hess Corporation
82,000 3.500%,  7/15/2024 80,100
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
410,900
234,000 5.500%,  10/15/2030
f
218,231
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
437,100
564,000 6.250%,  4/15/2032
f
520,596

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Energy (5.0%) - continued
Holly Energy Partners, LP/Holly
Energy Finance Corporation
$ 286,000 6.375%,  4/15/2027
f
$ 282,782
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
521,625
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
412,656
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f
723,927
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 144,578
Marathon Petroleum Corporation
635,000 4.700%,  5/1/2025 633,734
MEG Energy Corporation
433,000 7.125%,  2/1/2027
f
444,128
MPLX, LP
270,000 6.875%,  2/15/2023
d,j
270,081
370,000 1.750%,  3/1/2026 336,957
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 342,139
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
539,738
National Fuel Gas Company
296,000 5.500%,  1/15/2026 297,312
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
f
200,894
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 509,598
Occidental Petroleum Corporation
145,000 8.500%,  7/15/2027 160,406
214,000 6.375%,  9/1/2028 222,311
280,000 6.450%,  9/15/2036 294,456
ONEOK, Inc.
222,000 2.200%,  9/15/2025 206,330
Ovintiv Exploration, Inc.
147,000 5.375%,  1/1/2026 147,901
Permian Resources Operating,
LLC, Convertible
48,000 3.250%,  4/1/2028 91,296
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 150,938
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 322,293
Plains All American Pipeline, LP
41,000
8.716%,  (LIBOR 3M +
4.110%), 3/6/2023
d,j
37,105
314,000 4.650%,  10/15/2025 310,716
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
404,561
Range Resources Corporation
396,000 4.750%,  2/15/2030
f,i
354,719
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 214,181
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
89,703
SM Energy Company
420,000 6.625%,  1/15/2027 408,176
200,000 6.500%,  7/15/2028 190,244
Principal
Amount Long-Term Fixed Income (73.7%) Value
Energy (5.0%) - continued
Southwestern Energy Company
$ 260,000 5.375%,  2/1/2029 $ 244,308
382,000 5.375%,  3/15/2030 355,738
250,000 4.750%,  2/1/2032 220,380
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
135,000 5.875%,  3/1/2027 130,464
320,000 5.000%,  6/1/2031
f
278,392
Sunoco, LP/Sunoco Finance
Corporation
495,000 5.875%,  3/15/2028 485,100
337,000 4.500%,  4/30/2030 300,216
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
820,000 5.500%,  1/15/2028
f
755,126
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 331,863
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
298,800
TransCanada Trust
342,000 5.875%,  8/15/2076
d
332,527
Transocean Proteus, Ltd.
104,000 6.250%,  12/1/2024
f,i
105,043
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
370,425
182,000 8.750%,  2/15/2030
f
187,642
USA Compression Partners, LP/
USA Compression Finance
Corporation
449,000 6.875%,  4/1/2026 440,671
Valero Energy Corporation
281,000 2.800%,  12/1/2031 240,039
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
569,600
219,000 6.250%,  1/15/2030
f
223,113
250,000 4.125%,  8/15/2031
f
221,640
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
f
180,071
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f
500,667
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 649,400
230,000 5.500%,  8/15/2048 199,833
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 124,419
Total 33,152,528
Financials (12.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
268,000 7.000%,  11/15/2025
f
254,967
AerCap Holdings NV
164,000 5.875%,  10/10/2079
d
157,076
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 107,226
220,000 6.500%,  7/15/2025 224,026
384,000 3.000%,  10/29/2028 338,512
Air Lease Corporation
133,000 2.300%,  2/1/2025 125,129
48,000 3.375%,  7/1/2025 45,895

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
$ 389,000 4.650%,  6/15/2026
d,j
$ 345,237
147,000 3.125%,  12/1/2030 125,903
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
d,f,j
237,800
147,000 2.850%,  1/26/2028
f
128,154
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
f
231,962
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 215,666
328,000 4.700%,  5/15/2026
d,j
269,780
167,000 4.700%,  5/15/2028
d,j
128,172
148,000 8.000%,  11/1/2031 162,999
American Express Company
218,000 3.950%,  8/1/2025 214,652
210,000 3.550%,  9/15/2026
d,j
185,808
206,000 2.550%,  3/4/2027 191,067
279,000 5.850%,  11/5/2027 295,096
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 127,324
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
f
245,606
Aon Corporation/Aon Global
Holdings plc
151,000 2.600%,  12/2/2031 128,027
Ares Capital Corporation
70,000 4.250%,  3/1/2025 67,504
371,000 2.150%,  7/15/2026 324,204
Ares Capital Corporation,
Convertible
95,000 4.625%,  3/1/2024 101,317
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
d,f
310,527
Aviation Capital Group, LLC
216,000 5.500%,  12/15/2024
f
213,926
142,000 4.875%,  10/1/2025
f
136,636
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
293,438
BAC Capital Trust XIV
138,000
5.169%,  (LIBOR 3M +
0.400%), 2/17/2023
d,j
110,416
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
87,191
Banco Santander SA
230,000 4.750%,  11/12/2026
d,j
199,564
200,000 5.294%,  8/18/2027 200,800
200,000 4.175%,  3/24/2028
d
190,557
Bank of America Corporation
373,000 3.550%,  3/5/2024
d
372,421
350,000 3.864%,  7/23/2024
d
347,901
285,000 4.200%,  8/26/2024 281,873
711,000 6.250%,  9/5/2024
d,j
710,559
124,000 3.458%,  3/15/2025
d
121,599
150,000 6.100%,  3/17/2025
d,j
150,060
339,000 1.319%,  6/19/2026
d
310,496
485,000 1.197%,  10/24/2026
d
437,300
230,000 4.375%,  1/27/2027
d,j
208,748
230,000 6.125%,  4/27/2027
d,j
230,230
218,000 1.734%,  7/22/2027
d
195,331
283,000 4.376%,  4/27/2028
d
276,746
442,000 3.593%,  7/21/2028
d
417,603
218,000 4.948%,  7/22/2028
d
218,374
824,000 3.974%,  2/7/2030
d
779,289
295,000 2.687%,  4/22/2032
d
249,055
Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
$ 216,000 2.572%,  10/20/2032
d
$ 178,599
275,000 2.972%,  2/4/2033
d
234,514
140,000 3.846%,  3/8/2037
d
122,001
Bank of Montreal
235,000 5.203%,  2/1/2028 239,650
140,000 3.088%,  1/10/2037
d
113,839
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
d,j
76,243
218,000 4.596%,  7/26/2030
d
216,865
Bank of Nova Scotia
212,000 5.250%,  12/6/2024 213,671
344,000 4.900%,  6/4/2025
d,j
334,079
148,000 1.050%,  3/2/2026 132,334
Barclays plc
299,000 4.338%,  5/16/2024
d
297,743
136,000 4.375%,  9/11/2024 134,152
562,000 2.852%,  5/7/2026
d
531,587
200,000 4.375%,  3/15/2028
d,j
162,566
200,000 5.501%,  8/9/2028
d
201,352
223,000 4.972%,  5/16/2029
d
217,528
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 383,615
Blackstone Mortgage Trust, Inc.,
Convertible
90,000 5.500%,  3/15/2027 81,956
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029 183,032
BNP Paribas SA
199,000 2.819%,  11/19/2025
d,f
190,621
250,000 7.750%,  8/16/2029
d,f,j
258,750
200,000 3.132%,  1/20/2033
d,f
169,031
Boston Properties, LP
147,000 2.550%,  4/1/2032 116,033
BPCE SA
133,000 2.375%,  1/14/2025
f
125,377
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 210,508
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 208,630
137,000 3.600%,  4/7/2032 126,074
Capital One Bank USA NA
199,000 2.280%,  1/28/2026
d
188,316
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
d,j
71,171
206,000 3.273%,  3/1/2030
d
182,502
Centene Corporation
1,010,000 4.250%,  12/15/2027 968,863
189,000 4.625%,  12/15/2029 179,561
939,000 3.000%,  10/15/2030 802,845
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
d,j
325,442
328,000 4.000%,  6/1/2026
d,j
302,219
200,000 2.000%,  3/20/2028 179,611
360,000 4.000%,  12/1/2030
d,j
309,690
141,000 2.900%,  3/3/2032 124,973
Citigroup, Inc.
300,000
8.870%,  (LIBOR 3M +
4.068%), 4/30/2023
d,j
302,400
276,000 5.000%,  9/12/2024
d,j
263,580
373,000 3.352%,  4/24/2025
d
364,942
138,000 5.950%,  5/15/2025
d,j
134,484

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
$ 332,000 5.500%,  9/13/2025 $ 336,572
150,000 4.000%,  12/10/2025
d,j
138,771
495,000 3.875%,  2/18/2026
d,j
451,885
170,000 4.150%,  11/15/2026
d,j
151,300
522,000 1.122%,  1/28/2027
d
465,081
292,000 1.462%,  6/9/2027
d
260,031
285,000 3.070%,  2/24/2028
d
264,922
589,000 4.075%,  4/23/2029
d
562,809
657,000 4.910%,  5/24/2033
d
648,762
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
d,j
140,361
CNA Financial Corporation
145,000 3.950%,  5/15/2024 142,925
Coinbase Global, Inc.
135,000 3.625%,  10/1/2031
f
78,637
Coinbase Global, Inc., Convertible
568,000 0.500%,  6/1/2026 384,820
Comerica, Inc.
78,000 5.625%,  7/1/2025
d,j
76,466
Commerzbank AG
301,000 8.125%,  9/19/2023
f
303,759
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
142,302
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
d,f
122,861
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
d,f
130,311
208,000 3.850%,  4/5/2029
f
194,135
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 264,262
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
f
597,682
Credit Agricole SA
156,000 8.125%,  12/23/2025
d,f,j
160,803
200,000 4.750%,  3/23/2029
d,f,j
170,080
147,000 3.250%,  1/14/2030
f
126,971
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
194,812
167,000 7.500%,  12/11/2023
d,f,j
158,232
122,000 2.593%,  9/11/2025
d,f
111,568
83,000 7.250%,  9/12/2025
d,f,j
68,060
250,000 2.193%,  6/5/2026
d,f
219,668
200,000 9.750%,  6/23/2027
d,f,j
194,000
269,000 3.869%,  1/12/2029
d,f
228,216
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
d,f,i,j
394,849
Deutsche Bank AG
502,000 2.129%,  11/24/2026
d
452,872
280,000 2.311%,  11/16/2027
d
247,470
135,000 4.296%,  5/24/2028
d
131,974
209,000 3.742%,  1/7/2033
d
165,111
Discover Bank
295,000 4.682%,  8/9/2028
d
283,546
Discover Financial Services
72,000 6.700%,  11/29/2032 76,859
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
608,736
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 207,271
452,000 2.550%,  3/15/2031 390,786
Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
EPR Properties
$ 218,000 3.600%,  11/15/2031 $ 168,531
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
d,j
142,080
145,000 4.772%,  7/28/2030
d
143,291
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 142,731
First Horizon Bank
220,000 5.750%,  5/1/2030 222,880
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028
i
305,034
FNB Corporation
268,000 2.200%,  2/24/2023 267,409
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
f
196,504
166,000 9.750%,  8/1/2027
f
170,654
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 133,411
146,000 2.625%,  1/15/2027 125,604
Genworth Mortgage Holdings, Inc.
253,000 6.500%,  8/15/2025
f
249,205
Global Net Lease, Inc.
942,000 3.750%,  12/15/2027
f
796,232
goeasy, Ltd.
135,000 5.375%,  12/1/2024
f
129,219
Goldman Sachs Group, Inc.
370,000 5.500%,  8/10/2024
d,j
366,300
204,000 5.700%,  11/1/2024 206,990
250,000 4.400%,  2/10/2025
d,i,j
226,603
141,000 3.500%,  4/1/2025 136,872
203,000 4.250%,  10/21/2025 199,835
206,000 0.855%,  2/12/2026
d
188,789
250,000 3.650%,  8/10/2026
d,j
217,400
170,000 4.125%,  11/10/2026
d,j
151,211
429,000 1.948%,  10/21/2027
d
384,011
141,000 2.640%,  2/24/2028
d
129,285
573,000 3.615%,  3/15/2028
d
545,660
284,000 4.482%,  8/23/2028
d
279,077
294,000 3.814%,  4/23/2029
d
277,650
148,000 3.800%,  3/15/2030 139,046
148,000 2.615%,  4/22/2032
d
123,662
146,000 2.383%,  7/21/2032
d
119,544
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 132,127
216,000
6.731%,  (LIBOR 3M +
2.125%), 2/12/2047
d,f
184,734
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
113,000 Zero Coupon,  5/1/2025
f
110,458
HSBC Holdings plc
225,000 3.803%,  3/11/2025
d
220,782
82,000 6.375%,  3/30/2025
d,j
80,934
148,000 2.633%,  11/7/2025
d
141,178
162,000 1.645%,  4/18/2026
d
149,165
164,000 1.589%,  5/24/2027
d
145,300
260,000 2.251%,  11/22/2027
d
233,373
413,000 4.583%,  6/19/2029
d
400,155
202,000 4.600%,  12/17/2030
d,j
171,246
176,000 2.804%,  5/24/2032
d
144,827
HUB International, Ltd.
181,000 7.000%,  5/1/2026
f
179,195

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
$ 327,000 5.625%,  12/1/2029
f
$ 292,623
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
d,j
211,800
Icahn Enterprises, LP
458,000 4.750%,  9/15/2024 447,123
405,000 6.375%,  12/15/2025 401,460
690,000 5.250%,  5/15/2027 642,456
ING Groep NV
292,000 1.726%,  4/1/2027
d
262,222
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 205,339
Intesa Sanpaolo SPA
135,000 5.017%,  6/26/2024
f
131,706
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 173,071
iStar, Inc.
545,000 4.250%,  8/1/2025 540,913
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
d,j
162,553
150,000 6.000%,  8/1/2023
d,i,j
149,438
208,000 1.514%,  6/1/2024
d
205,512
766,000 5.000%,  8/1/2024
d,j
744,935
560,000 4.023%,  12/5/2024
d
554,478
244,000 4.600%,  2/1/2025
d,j
229,360
478,000 1.561%,  12/10/2025
d
447,736
145,000 2.083%,  4/22/2026
d
136,177
185,000 3.650%,  6/1/2026
d,j
168,581
471,000 1.045%,  11/19/2026
d
421,572
294,000 1.578%,  4/22/2027
d
264,230
265,000 2.947%,  2/24/2028
d
245,895
442,000 4.005%,  4/23/2029
d
423,774
146,000 2.069%,  6/1/2029
d
126,509
589,000 4.493%,  3/24/2031
d
574,996
141,000 2.963%,  1/25/2033
d
120,868
147,000 4.912%,  7/25/2033
d
146,462
142,000 5.717%,  9/14/2033
d
146,506
Jefferies Finance, LLC
287,000 5.000%,  8/15/2028
f
243,418
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 204,390
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 284,638
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 46,086
Life Storage, LP
144,000 2.400%,  10/15/2031 115,423
Lincoln National Corporation
135,000
7.007%,  (LIBOR 3M +
2.358%), 2/17/2023
d
108,034
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 222,366
152,000 7.500%,  6/27/2024
d,j
150,874
252,000 4.716%,  8/11/2026
d
248,462
596,000 1.627%,  5/11/2027
d
529,648
235,000 3.369%,  12/14/2046
d
169,155
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
322,200
M&T Bank Corporation
200,000 3.500%,  9/1/2026
d,j
168,000
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
d,f
254,623
Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
Marsh & McLennan Companies,
Inc.
$ 151,000 2.375%,  12/15/2031 $ 126,795
MetLife, Inc.
200,000 3.850%,  9/15/2025
d,j
190,342
375,000 5.875%,  3/15/2028
d,i,j
372,188
176,000 6.400%,  12/15/2036 179,276
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 288,138
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 148,319
200,000 5.063%,  9/12/2025
d
199,755
290,000 1.538%,  7/20/2027
d
256,670
221,000 3.741%,  3/7/2029 209,484
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
d
191,125
288,000 2.564%,  9/13/2031 230,577
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
f
306,619
Morgan Stanley
136,000
4.621%,  (SOFRRATE +
0.466%), 11/10/2023
d
135,933
124,000 2.720%,  7/22/2025
d
119,730
291,000 1.164%,  10/21/2025
d
271,177
95,000 5.000%,  11/24/2025 95,526
100,000 2.630%,  2/18/2026
d
95,025
294,000 2.188%,  4/28/2026
d
276,290
192,000 6.138%,  10/16/2026
d
197,791
251,000 0.985%,  12/10/2026
d
223,351
294,000 1.593%,  5/4/2027
d
264,015
290,000 1.512%,  7/20/2027
d
258,746
102,000 5.123%,  2/1/2029
d
103,137
1,041,000 3.622%,  4/1/2031
d
957,533
141,000 2.943%,  1/21/2033
d
120,417
146,000 4.889%,  7/20/2033
d
144,612
284,000 2.484%,  9/16/2036
d
220,147
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026
i
336,578
99,000 4.625%,  8/1/2029 76,973
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 124,111
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
311,640
NatWest Group plc
206,000 4.269%,  3/22/2025
d
203,342
147,000 4.892%,  5/18/2029
d
145,064
220,000 3.754%,  11/1/2029
d
206,578
200,000 4.600%,  6/28/2031
d,j
153,250
Navient Corporation
140,000 5.000%,  3/15/2027 127,762
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
591,000 4.500%,  9/30/2028
f
448,922
New York Life Global Funding
159,000 4.550%,  1/28/2033
f
159,449
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
d,f
337,644
415,000 5.100%,  10/16/2044
d,f
410,448
287,000 3.400%,  1/23/2050
d,f
254,513
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 185,710

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
Nordea Bank Abp
$ 207,000 5.375%,  9/22/2027
f
$ 211,621
Northern Trust Corporation
210,000 4.000%,  5/10/2027 207,764
Office Properties Income Trust
134,000 4.250%,  5/15/2024 130,044
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 144,012
147,000 3.375%,  2/1/2031 118,938
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 234,262
918,000 3.875%,  9/15/2028 771,120
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 137,523
Owl Rock Core Income
Corporation
209,000 4.700%,  2/8/2027 191,278
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
67,058
221,000 3.750%,  6/17/2026
f
195,391
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
f
464,237
Pebblebrook Hotel Trust,
Convertible
281,000 1.750%,  12/15/2026 256,834
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
f
205,460
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
142,137
PNC Bank NA
148,000 2.700%,  10/22/2029 129,953
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
d
275,630
200,000 3.400%,  9/15/2026
d,j
170,500
159,000 4.758%,  1/26/2027
d
159,259
175,000 6.200%,  9/15/2027
d,i,j
175,053
PRA Group, Inc.
249,000 7.375%,  9/1/2025
f
246,905
167,000 8.375%,  2/1/2028
c,f
167,847
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
192,547
Prologis, LP
228,000 3.375%,  12/15/2027 218,467
Provident Financing Trust I
78,000 7.405%,  3/15/2038 82,875
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
d
131,539
340,000 5.625%,  6/15/2043
d
338,300
435,000 5.200%,  3/15/2044
d
426,922
75,000 3.700%,  10/1/2050
d
64,570
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
d,f,j
153,660
Radian Group, Inc.
340,000 4.875%,  3/15/2027 323,415
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,988
173,000 3.950%,  8/15/2027 168,797
393,000 5.625%,  10/13/2032 416,635
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027
f
16,129
Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
Regions Financial Corporation
$ 156,000 5.750%,  6/15/2025
d,j
$ 154,953
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 174,379
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
f
154,376
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
329,039
Royal Bank of Canada
188,000 0.750%,  10/7/2024 176,106
158,000 4.900%,  1/12/2028 159,341
79,000 5.000%,  2/1/2033 80,194
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
d
120,837
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
d
250,978
221,000 3.823%,  11/3/2028
d
204,897
Service Properties Trust
180,000 4.650%,  3/15/2024 175,274
108,000 4.350%,  10/1/2024 101,844
445,000 7.500%,  9/15/2025 437,564
265,000 5.500%,  12/15/2027 234,684
Simon Property Group, LP
244,000 2.650%,  7/15/2030 211,852
SLM Corporation
170,000 4.200%,  10/29/2025 158,534
Societe Generale SA
148,000 2.625%,  10/16/2024
f
141,147
165,000 1.488%,  12/14/2026
d,f
147,023
Spirit Realty, LP
318,000 2.100%,  3/15/2028 266,094
Standard Chartered plc
165,000 0.991%,  1/12/2025
d,f
157,865
225,000 6.000%,  7/26/2025
d,f,j
221,063
200,000 2.608%,  1/12/2028
d,f
180,027
Starwood Property Trust, Inc.,
Convertible
50,000 4.375%,  4/1/2023 49,656
State Street Corporation
138,000 4.421%,  5/13/2033
d
135,568
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
d,f
360,800
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 142,109
200,000 2.174%,  1/14/2027 180,262
221,000 2.142%,  9/23/2030 177,056
200,000 5.766%,  1/13/2033 211,576
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
121,804
Summit Hotel Properties, Inc.,
Convertible
114,000 1.500%,  2/15/2026 105,279
SVB Financial Group
340,000 4.000%,  5/15/2026
d,j
272,210
200,000 4.250%,  11/15/2026
d,j
159,680
Synchrony Financial
141,000 4.250%,  8/15/2024 138,338
Toronto-Dominion Bank
200,000 8.125%,  10/31/2082
d
212,250
165,000 5.156%,  1/10/2028 168,357

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Financials (12.8%) - continued
$ 138,000 4.456%,  6/8/2032 $ 135,454
Truist Bank
147,000 2.250%,  3/11/2030 123,549
Truist Financial Corporation
351,000 4.950%,  9/1/2025
d,j
347,490
121,000 1.887%,  6/7/2029
d
104,659
185,000 5.100%,  3/1/2030
d,j
179,264
U.S. Bancorp
205,000 5.727%,  10/21/2026
d
210,635
195,000 3.700%,  1/15/2027
d,j
170,381
218,000 4.548%,  7/22/2028
d
217,673
UBS AG
265,000 5.125%,  5/15/2024 262,398
UBS Group AG
171,000 1.364%,  1/30/2027
d,f
153,136
200,000 4.875%,  2/12/2027
d,f,j
179,780
UDR, Inc.
296,000 3.000%,  8/15/2031 257,939
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
f
99,146
262,000 5.500%,  4/15/2029
f
225,281
UnitedHealth Group, Inc.
569,000 5.250%,  2/15/2028 593,199
283,000 4.200%,  5/15/2032 278,966
USB Realty Corporation
376,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
d,f,j
294,480
USI, Inc./NY
135,000 6.875%,  5/1/2025
f
134,366
Ventas Realty, LP
126,000 3.750%,  5/1/2024 123,516
Wells Fargo & Company
250,000 1.654%,  6/2/2024
d
247,060
245,000 2.406%,  10/30/2025
d
233,886
335,000 3.900%,  3/15/2026
d,j
308,828
346,000 2.188%,  4/30/2026
d
325,500
100,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
d
94,503
138,000 3.526%,  3/24/2028
d
131,238
294,000 3.584%,  5/22/2028
d
279,393
218,000 4.808%,  7/25/2028
d
217,536
649,000 4.478%,  4/4/2031
d
631,810
Welltower, Inc.
146,000 2.050%,  1/15/2029 122,680
173,000 2.800%,  6/1/2031 144,229
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
d
200,039
Willis North America, Inc.
295,000 4.500%,  9/15/2028 287,246
XHR, LP
169,000 6.375%,  8/15/2025
f
166,478
187,000 4.875%,  6/1/2029
f
165,963
Total 84,935,131
Foreign Government (<0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
220,752
Total 220,752
Principal
Amount Long-Term Fixed Income (73.7%) Value
Mortgage-Backed Securities (9.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 4,138,701 2.500%,  5/1/2051 $ 3,641,319
2,145,849 3.500%,  5/1/2052 2,014,247
1,537,733 4.000%,  5/1/2052 1,497,574
5,113,867 3.500%,  6/1/2052 4,799,531
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,877,569 2.500%,  7/1/2030 1,786,065
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
750,000 5.000%,  3/1/2038
c
760,236
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,190,395 3.500%,  5/1/2040 1,146,055
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,646,443 3.000%,  1/1/2052 3,317,609
257,924 2.000%,  2/1/2051
c
217,979
419,477 2.000%,  2/1/2051
c
354,878
1,798,610 2.500%,  2/1/2051 1,585,828
3,512,034 2.000%,  3/1/2051 2,965,148
3,693,509 3.000%,  3/1/2052 3,366,938
2,801,135 2.000%,  4/1/2051 2,364,488
2,727,425 2.500%,  4/1/2051 2,405,052
2,171,038 3.000%,  4/1/2051 1,981,616
2,261,176 3.000%,  5/1/2050 2,082,126
492,993 2.000%,  5/1/2051
c
416,153
243,842 3.000%,  6/1/2050 226,984
2,777,385 2.500%,  7/1/2051 2,443,932
289,626 3.500%,  7/1/2051 275,511
968,142 3.500%,  8/1/2050 921,849
1,987,104 3.500%,  9/1/2052 1,871,546
2,635,946 4.000%,  10/1/2052 2,559,273
511,475 2.000%,  11/1/2051
c
430,932
2,025,624 2.000%,  12/1/2050
c
1,714,157
3,780,914 4.500%,  12/1/2052 3,771,202
6,650,000 5.000%,  2/1/2042
c
6,674,418
850,000 4.500%,  2/1/2049
c,l
839,375
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,391,657 3.500%,  7/1/2061 1,296,615
1,370,222 4.000%,  12/1/2061 1,322,377
Total 61,051,013
Technology (3.2%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 131,945
Akamai Technologies, Inc.,
Convertible
142,000 0.125%,  5/1/2025 152,153
196,000 0.375%,  9/1/2027 194,040
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 60,588
Apple, Inc.
781,000 2.200%,  9/11/2029 693,086
278,000 1.650%,  2/8/2031 230,502
211,000 3.350%,  8/8/2032 197,160

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Technology (3.2%) - continued
Black Knight InfoServ, LLC
$ 540,000 3.625%,  9/1/2028
f
$ 480,362
Block, Inc., Convertible
145,000 0.500%,  5/15/2023 165,880
217,000 0.250%,  11/1/2027 173,871
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 212,943
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
128,448
Cloud Software Group Holdings,
Inc.
378,000 6.500%,  3/31/2029
f
331,729
CommScope Technologies
Finance, LLC
730,000 6.000%,  6/15/2025
f
691,332
CommScope, Inc.
380,000 7.125%,  7/1/2028
f,i
297,673
Dell International, LLC/EMC
Corporation
84,000 5.450%,  6/15/2023 84,102
239,000 5.250%,  2/1/2028 240,995
99,000 5.300%,  10/1/2029 99,940
Euronet Worldwide, Inc.,
Convertible
282,000 0.750%,  3/15/2049 275,126
Fiserv, Inc.
237,000 2.750%,  7/1/2024 229,649
295,000 4.200%,  10/1/2028 286,314
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
516,350
440,000 3.750%,  10/1/2030
f
389,950
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,046
213,000 4.950%,  8/15/2027 213,341
147,000 3.200%,  8/15/2029 130,555
InterDigital, Inc., Convertible
283,000 3.500%,  6/1/2027
f
310,592
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
400,154
605,000 5.000%,  7/15/2028
f
556,306
440,000 4.875%,  9/15/2029
f
397,379
568,000 4.500%,  2/15/2031
f
486,714
Jabil, Inc.
141,000 4.250%,  5/15/2027 137,085
Lumentum Holdings, Inc.,
Convertible
215,000 0.250%,  3/15/2024 240,800
78,000 0.500%,  6/15/2028
f
62,642
MACOM Technology Solutions
Holdings, Inc., Convertible
253,000 0.250%,  3/15/2026 261,096
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 124,268
Mastercard, Inc.
137,000 2.000%,  11/18/2031 114,981
Microchip Technology, Inc.,
Convertible
260,000 0.125%,  11/15/2024 288,437
Minerva Merger Sub, Inc.
469,000 6.500%,  2/15/2030
f,i
388,572
Moody's Corporation
141,000 4.250%,  8/8/2032 136,870
Principal
Amount Long-Term Fixed Income (73.7%) Value
Technology (3.2%) - continued
MSCI, Inc.
$ 425,000 4.000%,  11/15/2029
f
$ 386,750
NCR Corporation
1,010,000 6.125%,  9/1/2029
f
999,900
NVIDIA Corporation
74,000 2.850%,  4/1/2030 67,260
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 153,657
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 66,583
147,000 4.300%,  6/18/2029 141,366
ON Semiconductor Corporation,
Convertible
282,000 Zero Coupon,  5/1/2027 422,859
Open Text Corporation
610,000 4.125%,  2/15/2030
f
513,667
Oracle Corporation
481,000 2.500%,  4/1/2025 458,612
141,000 6.150%,  11/9/2029 150,708
494,000 2.950%,  4/1/2030 434,535
208,000 6.250%,  11/9/2032 226,087
PayPal Holdings, Inc.
140,000 3.900%,  6/1/2027 137,672
149,000 2.850%,  10/1/2029 134,097
Progress Software Corporation,
Convertible
113,000 1.000%,  4/15/2026 118,424
PTC, Inc.
215,000 3.625%,  2/15/2025
f
206,171
305,000 4.000%,  2/15/2028
f
284,146
Qorvo, Inc.
128,000 3.375%,  4/1/2031
f
105,855
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
162,114
S&P Global, Inc.
138,000 2.900%,  3/1/2032
f
122,253
Sabre GLBL, Inc., Convertible
143,000 4.000%,  4/15/2025 162,934
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 349,684
Seagate HDD Cayman
833,170 9.625%,  12/1/2032
f
943,432
Semtech Corporation, Convertible
35,000 1.625%,  11/1/2027
f
38,570
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
f
325,957
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
132,586
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,053,110
Verint Systems, Inc., Convertible
149,000 0.250%,  4/15/2026 132,889
VeriSign, Inc.
290,000 4.750%,  7/15/2027 287,485
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
327,188
Viavi Solutions, Inc., Convertible
129,000 1.000%,  3/1/2024 133,838
Vishay Intertechnology, Inc.,
Convertible
283,000 2.250%,  6/15/2025 281,953

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Technology (3.2%) - continued
VMware, Inc.
$ 291,000 1.400%,  8/15/2026 $ 257,684
189,000 2.200%,  8/15/2031 149,791
Xilinx, Inc.
80,000 2.375%,  6/1/2030 69,554
Ziff Davis, Inc., Convertible
293,000 1.750%,  11/1/2026
f
309,408
Total 20,823,755
Transportation (1.3%)
Air Canada Pass Through Trust
30,577 3.875%,  3/15/2023
f
30,470
Air Transport Services Group, Inc.,
Convertible
94,000 1.125%,  10/15/2024 99,264
Allegiant Travel Company
304,000 7.250%,  8/15/2027
f
297,194
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
f,i
108,662
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,084,115
885,000 5.500%,  4/20/2026
f
867,587
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
400,000 5.375%,  3/1/2029
f,i
357,600
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 271,565
CSX Corporation
147,000 4.250%,  3/15/2029 145,680
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
f
204,794
304,909 4.500%,  10/20/2025
f
301,269
85,000 7.375%,  1/15/2026 88,472
276,000 4.375%,  4/19/2028
i
256,484
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
f
189,014
Hawaiian Brand Intellectual
Property, Ltd.
95,000 5.750%,  1/20/2026
f
90,724
Hertz Corporation
327,000 4.625%,  12/1/2026
f
291,030
392,000 5.000%,  12/1/2029
f
320,460
JetBlue Airways Corporation,
Convertible
240,000 0.500%,  4/1/2026 189,720
Mileage Plus Holdings, LLC
357,300 6.500%,  6/20/2027
f
360,984
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033
c
230,824
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
f
120,845
148,000 1.700%,  6/15/2026
f
131,683
Ryder System, Inc.
124,000 2.850%,  3/1/2027 114,322
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,347
158,000 2.625%,  2/10/2030 138,210
Southwest Airlines Company,
Convertible
308,000 1.250%,  5/1/2025 369,292
Principal
Amount Long-Term Fixed Income (73.7%) Value
Transportation (1.3%) - continued
Union Pacific Corporation
$ 147,000 2.150%,  2/5/2027 $ 135,447
United Airlines, Inc.
371,000 4.375%,  4/15/2026
f
352,203
310,000 4.625%,  4/15/2029
f
282,754
VistaJet Malta Finance plc/XO
Management Holding, Inc.
411,000 6.375%,  2/1/2030
f
362,461
XPO Escrow Sub, LLC
401,000 7.500%,  11/15/2027
f
412,068
Total 8,353,544
U.S. Government & Agencies (1.3%)
U.S. Treasury Bonds
1,700,000 4.000%,  11/15/2052 1,817,938
1,700,000 4.125%,  11/15/2032 1,788,453
5,200,000 3.375%,  8/15/2042 4,916,437
Total 8,522,828
Utilities (1.9%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 139,443
AES Corporation
239,000 3.950%,  7/15/2030
f
217,203
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
d
135,200
Ameren Corporation
148,000 1.750%,  3/15/2028 129,095
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 204,856
147,000 2.300%,  3/1/2030 124,167
Calpine Corporation
379,000 4.500%,  2/15/2028
f
349,726
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 122,197
182,000 1.450%,  6/1/2026 164,466
220,000 2.650%,  6/1/2031 188,218
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 122,262
275,000 4.650%,  12/15/2024
d,j
256,547
225,000 4.350%,  1/15/2027
d,j
201,375
148,000 3.375%,  4/1/2030 134,868
DTE Energy Company
211,000 4.220%,  11/1/2024 208,540
Duke Energy Corporation
200,000 3.250%,  1/15/2082
d
163,412
82,000 4.875%,  9/16/2024
d,j
79,006
304,000 5.000%,  12/8/2027 308,964
328,000 2.450%,  6/1/2030 280,571
142,000 4.500%,  8/15/2032 138,231
Edison International
183,000 4.950%,  4/15/2025 182,074
450,000 5.000%,  12/15/2026
d,j
400,090
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
252,710
Entergy Corporation
136,000 0.900%,  9/15/2025 122,202
148,000 1.900%,  6/15/2028 128,785
Evergy, Inc.
127,000 2.450%,  9/15/2024 121,635

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.7%) Value
Utilities (1.9%) - continued
Eversource Energy
$ 299,000 4.600%,  7/1/2027 $ 299,340
Exelon Corporation
147,000 4.050%,  4/15/2030 141,538
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
250,304
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
f
143,508
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
f
243,731
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 170,760
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
d
144,145
147,000 2.250%,  6/1/2030 124,551
NextEra Energy Partners, LP,
Convertible
298,000 Zero Coupon,  11/15/2025
f
304,854
NiSource, Inc.
164,000 5.650%,  6/15/2023
d,j
159,089
148,000 2.950%,  9/1/2029 132,575
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
123,152
885,000 3.375%,  2/15/2029
f
731,658
210,000 5.250%,  6/15/2029
f
189,525
NRG Energy, Inc., Convertible
127,000 2.750%,  6/1/2048 129,730
PG&E Corporation
459,000 5.000%,  7/1/2028 430,106
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 117,814
Sempra Energy
225,000 4.125%,  4/1/2052
d
196,952
156,000 4.875%,  10/15/2025
d,j
149,760
184,000 3.400%,  2/1/2028 174,447
Southern California Edison
Company
72,000 5.950%,  11/1/2032 78,373
Southern Company
141,000 4.475%,  8/1/2024 139,509
425,000 5.700%,  10/15/2032 453,075
455,000 4.000%,  1/15/2051
d
432,855
306,000 3.750%,  9/15/2051
d
266,326
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
807,817
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
274,615
570,000 5.000%,  7/31/2027
f
536,416
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 150,302
210,000 4.600%,  6/1/2032 207,926
Total 12,580,596
Total Long-Term Fixed Income
(cost $522,075,152) 487,211,147
Shares
Registered Investment
Companies ( 13.1% ) Value
Unaffiliated  (2.1%)
88,694 Aberdeen Asia-Pacific Income
Fund, Inc. $ 256,326
35,200 AllianceBernstein Global High
Income Fund, Inc. 357,280
42,757 Allspring Income Opportunities
Fund 294,168
19,019 BlackRock Core Bond Trust 217,387
34,669 BlackRock Corporate High Yield
Fund, Inc. 321,728
31,134 BlackRock Credit Allocation
Income Trust 352,437
3,000 BlackRock Debt Strategies Fund,
Inc. 29,430
1,100 BlackRock Enhanced Equity
Dividend Trust 10,230
25,789 BlackRock Enhanced Global
Dividend Trust 269,237
8,700 BlackRock Enhanced International
Dividend Trust 47,937
1,500 BlackRock Floating Rate Income
Strategies Fund, Inc. 17,925
5,699 BlackRock Income Trust, Inc. 74,885
17,360 BlackRock Multi-Sector Income
Trust 261,442
20,190 Blackstone Strategic Credit Fund
i
224,715
30,816 Eaton Vance Limited Duration
Income Fund 316,788
3,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 27,268
25,939 First Trust High Income Long/Short
Fund 314,381
10,293 Invesco Dynamic Credit
Opportunities Fund
e
110,295
19,000 iShares Preferred and Income
Securities ETF 638,400
67,975 Nuveen Credit Strategies Income
Fund 369,104
10,100 Nuveen Preferred Income
Opportunities Fund 80,396
12,500 Nuveen Quality Preferred Income
Fund II 95,375
34,864 PGIM Global High Yield Fund, Inc. 413,138
29,936 PGIM High Yield Bond Fund, Inc. 390,964
10,829 Pimco Dynamic Income Fund
i
222,969
52,138 SPDR Bloomberg High Yield Bond
ETF
i
4,881,681
4,523 Tri-Continental Corporation 124,066
35,245 Vanguard Short-Term Corporate
Bond ETF 2,695,538
16,100 Virtus Convertible & Income Fund 63,756
19,138 Virtus Dividend, Interest &
Premium Strategy Fund 235,589
2,950 Virtus Equity & Convertible Income
Fund 59,826
34,705 Voya Global Equity Dividend &
Premium Opportunity Fund 190,878

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.1%) Value
Unaffiliated  (2.1%)- continued
64,873 Western Asset High Income
Opportunity Fund, Inc. $ 264,033
Total 14,229,572
Affiliated  (11.0%)
9,318,744 Thrivent Core Emerging Markets
Debt Fund 72,779,393
Total 72,779,393
Total Registered Investment
Companies (cost $102,816,823) 87,008,965
Shares
Collateral Held for Securities
Loaned ( 2.4% ) Value
15,887,023 Thrivent Cash Management Trust 15,887,023
Total Collateral Held for
Securities Loaned
(cost $15,887,023) 15,887,023
Shares Preferred Stock ( 1.5% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
j
488,834
2,935 Paramount Global, Convertible,
5.750% 96,385
12,500 Telephone and Data Systems, Inc.,
6.000%
j
216,500
Total 801,719
Consumer Non-Cyclical (0.1%)
7,966 Becton, Dickinson and Company,
Convertible, 6.000% 401,167
3,114 Boston Scientific Corporation,
Convertible, 5.500% 355,401
3,000 CHS, Inc., 7.100%
d,j
76,680
Total 833,248
Energy (0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
j
196,373
2,800 Energy Transfer, LP, 7.600%
d,j
67,200
5,255 Nustar Logistics, LP, 11.526%
d
131,743
448 UGI Corporation, Convertible,
7.250% 40,979
Total 436,295
Financials (1.0%)
5,825 Aegon Funding Corporation II,
5.100% 131,936
12,700 Allstate Corporation, 5.100%
j
305,054
5,000 American International Group, Inc.
5.850%
j
126,800
10,000 Bank of America Corporation,
4.250%
j
193,500
307 Bank of America Corporation,
Convertible, 7.250%
j
381,969
10,275 Capital One Financial Corporation,
5.000%
j
224,920
14,375 Equitable Holdings, Inc., 5.250%
j
325,162
265 First Horizon Bank, 5.660%
*,d,j
219,950
3,500 First Horizon Corporation, 6.500%
j
89,250
14,000 First Republic Bank, 4.500%
j
277,900
14,500 J.P. Morgan Chase & Company,
4.200%
j
288,550
Shares Preferred Stock (1.5%) Value
Financials (1.0%) - continued
12,500 J.P. Morgan Chase & Company,
4.750%
j
$ 275,000
6,025 J.P. Morgan Chase & Company,
5.750%
j
150,504
5,767 KKR & Company, Inc.,
Convertible, 6.000% 389,619
8,650 Morgan Stanley, 4.250%
j
172,481
10,500 Morgan Stanley, 5.850%
d,j
264,075
13,100 Morgan Stanley, 7.125%
d,j
333,264
7,000 Public Storage, 3.950%
j
129,290
11,475 Public Storage, 4.125%
j
221,009
2,450 Public Storage, 4.625%
j
52,455
625 Public Storage, 4.700%
j
13,556
2,650 Regions Financial Corporation,
5.700%
d,i,j
65,906
1,400 Synovus Financial Corporation,
5.875%
d,j
34,678
9,150 Truist Financial Corporation,
4.750%
i,j
203,130
8,600 U.S. Bancorp, 4.000%
j
164,948
15,500 Wells Fargo & Company, 4.250%
j
302,405
797 Wells Fargo & Company,
Convertible, 7.500%
j
1,002,618
Total 6,339,929
Utilities (0.2%)
4,264 AES Corporation, Convertible,
6.875% 425,718
2,661 American Electric Power
Company, Inc., Convertible,
6.125% 136,909
17,600 CMS Energy Corporation, 4.200%
j
349,712
1,133 NextEra Energy, Inc., Convertible,
6.926% 54,259
308 NiSource, Inc., Convertible,
7.750% 32,509
12,000 Southern Company, 4.950% 270,720
Total 1,269,827
Total Preferred Stock
(cost $10,662,870) 9,681,018
Shares Common Stock ( 0.5% ) Value
Communications Services (<0.1%)
5,253 AT&T, Inc. 107,004
469 Charter Communications, Inc.
m
180,241
338 Paramount Global 7,828
1,271 Warner Bros. Discovery, Inc.
m
18,836
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
49,870
Total 363,779
Consumer Discretionary (0.1%)
5,077 Bloomin' Brands, Inc. 123,117
73 Booking Holdings, Inc.
m
177,689
555 Dick's Sporting Goods, Inc. 72,572
15 Expedia Group, Inc.
m
1,715
2,288 Under Armour, Inc., Class C
m
24,939
Total 400,032
Energy (<0.1%)
8,000 Permian Resources Corporation 86,960

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.5%) Value
Energy (<0.1%) - continued
396 Pioneer Natural Resources
Company $ 91,219
Total 178,179
Financials (<0.1%)
2,700 BlackRock TCP Capital
Corporation 35,721
881 Encore Capital Group, Inc.
m
49,089
973 FS KKR Capital Corporation 19,129
3,678 Golub Capital BDC, Inc. 50,389
Total 154,328
Health Care (0.1%)
75 Becton, Dickinson and Company 18,917
268 BioMarin Pharmaceutical, Inc.
m
30,914
1,717 Danaher Corporation 453,940
826 Elevance Health, Inc. 412,992
51 Illumina, Inc.
m
10,924
Total 927,687
Industrials (0.1%)
2,092 Chart Industries, Inc.
m
280,286
1,382 FTI Consulting, Inc.
m
220,457
993 KBR, Inc. 50,871
Total 551,614
Information Technology (0.1%)
522 Akamai Technologies, Inc.
m
46,432
1,844 Microchip Technology, Inc. 143,131
1,126 ON Semiconductor Corporation
m
82,705
708 Teradyne, Inc. 72,003
603 Western Digital Corporation
m
26,502
Total 370,773
Materials (<0.1%)
2,279 Allegheny Technologies, Inc.
m
82,933
1,622 United States Steel Corporation 46,211
Total 129,144
Real Estate (<0.1%)
670 Kite Realty Group Trust 14,539
Total 14,539
Utilities (0.1%)
492 American Electric Power
Company, Inc. 46,228
2,812 NextEra Energy, Inc. 209,860
4,505 NiSource, Inc. 125,014
Total 381,102
Total Common Stock
(cost $3,277,216) 3,471,177
Shares or
Principal
Amount Short-Term Investments ( 6.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 4.170%, 2/8/2023
n,o
499,564
Thrivent Core Short-Term Reserve
Fund
4,362,928 4.830% 43,629,283
Shares or
Principal
Amount Short-Term Investments (6.8%) Value
U.S. Treasury Bills
300,000 4.090%, 2/9/2023
n,p
$ 299,720
400,000 4.162%, 2/23/2023
n,p
398,912
Total Short-Term Investments
(cost $44,808,531) 44,827,479
Total Investments (cost
$749,276,577) 105.5% $697,984,297
Other Assets and Liabilities, Net
(5.5%) (36,691,058)
Total Net Assets 100.0% $661,293,239
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $232,315,283 or
35.1% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of January 31, 2023
was $219,950 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 199,413
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 10,470,430
Common Stock 4,925,466
Total lending $15,395,896
Gross amount payable upon return of
collateral for securities loaned $15,887,023
Net amounts due to counterparty $491,127
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,925,004 – 1,751,028 173,976
Capital Goods 4,527,229 – 4,369,972 157,257
Communications Services 8,276,579 – 7,756,263 520,316
Consumer Cyclical 9,822,950 – 9,822,950 –
Consumer Non-Cyclical 6,421,699 – 6,421,699 –
Energy 1,214,299 – 1,214,299 –
Financials 3,666,677 – 3,666,677 –
Technology 10,489,683 – 10,489,683 –
Transportation 3,172,333 – 3,172,333 –
Utilities 381,035 – 381,035 –
Long-Term Fixed Income
Asset-Backed Securities 67,076,622 – 67,076,622 –
Basic Materials 12,695,168 – 12,695,168 –
Capital Goods 22,886,290 – 22,886,290 –
Collateralized Mortgage Obligations 43,683,958 – 43,683,958 –
Commercial Mortgage-Backed Securities 5,472,383 – 5,472,383 –
Communications Services 31,506,805 – 31,506,805 –
Consumer Cyclical 40,756,112 – 40,756,112 –
Consumer Non-Cyclical 33,493,662 – 33,493,662 –
Energy 33,152,528 – 33,152,528 –
Financials 84,935,131 – 84,935,131 –
Foreign Government 220,752 – 220,752 –
Mortgage-Backed Securities 61,051,013 – 61,051,013 –
Technology 20,823,755 – 20,823,755 –
Transportation 8,353,544 – 8,353,544 –
U.S. Government & Agencies 8,522,828 – 8,522,828 –
Utilities 12,580,596 – 12,580,596 –
Registered Investment Companies
Unaffiliated 14,229,572 14,119,277 – 110,295
Preferred Stock
Communications Services 801,719 801,719 – –
Consumer Non-Cyclical 833,248 833,248 – –
Energy 436,295 436,295 – –
Financials 6,339,929 6,119,979 219,950 –
Utilities 1,269,827 1,215,568 54,259 –
Common Stock
Communications Services 363,779 313,909 49,870 –
Consumer Discretionary 400,032 400,032 – –
Energy 178,179 178,179 – –
Financials 154,328 154,328 – –
Health Care 927,687 927,687 – –
Industrials 551,614 551,614 – –
Information Technology 370,773 370,773 – –
Materials 129,144 129,144 – –
Real Estate 14,539 14,539 – –
Utilities 381,102 381,102 – –
Short-Term Investments 1,198,196 – 1,198,196 –
Subtotal Investments in Securities $565,688,598 $26,947,393 $537,779,361 $961,844
Other Investments  * Total
Affiliated Registered Investment Companies 72,779,393
Affiliated Short-Term Investments 43,629,283
Collateral Held for Securities Loaned 15,887,023
Subtotal Other Investments $132,295,699
Total Investments at Value $697,984,297
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 649,019 649,019 – –
Total Asset Derivatives $649,019 $649,019 $– $–
Liability Derivatives
Futures Contracts 163,769 163,769 – –
Call Options Written 8,633 – – 8,633
Credit Default Swaps 657,817 – 657,817 –
Total Liability Derivatives $830,219 $163,769 $657,817 $8,633
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$499,564 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 79 March 2023 $ 10,549,231 $ 649,019
Total Futures Long Contracts $ 10,549,231 $ 649,019
CBOT 2-Yr. U.S. Treasury Note (38) March 2023 ( $ 7,783,649) ( $ 30,992)
CBOT 5-Yr. U.S. Treasury Note (100) March 2023 (10,791,442) (132,777)
Total Futures Short Contracts ( $ 18,575,091) ($163,769)
Total Futures Contracts ( $ 8,025,860) $485,250
The following table presents Opportunity Income Plus Fund's options contracts held as of January 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.80) $ 98.94 February 2023 ( $ 3,752,500) ( $ 8,633) $ 16,304
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($8,633) $16,304
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Opportunity Income Plus Fund's swaps contracts held as of January 31, 2023. Investments totaling $698,632 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 10,000,000 $ – ( $ 657,817) ( $ 657,817)
Total Credit Default Swaps $– ($657,817) ($657,817)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $72,313 $1,118 $8,100 $72,779 9,319 11.0%
Total Affiliated Registered Investment
Companies 72,313 72,779 11.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 23,950 132,724 113,045 43,629 4,363 6.6
Total Affiliated Short-Term Investments 23,950 43,629 6.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,875 42,179 41,167 15,887 15,887 2.4
Total Collateral Held for Securities Loaned 14,875 15,887 2.4
Total Value $111,138 $132,295
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,174) $9,622 $– $1,118
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% 1 (1) – 587
Total Income/Non Income Cash from Affiliated Investments $1,705
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 52
Total Affiliated Income from Securities Loaned, Net $52
Total ($2,173) $9,621 $–

Small Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .9% ) Value
Communications Services (1.9%)
111,546 QuinStreet, Inc.
a
$ 1,710,000
19,474 Ziff Davis, Inc.
a
1,742,534
Total 3,452,534
Consumer Discretionary (12.7%)
122,426 Clarus Corporation 1,230,381
59,789 Cooper-Standard Holdings, Inc.
a
999,074
261,444 Everi Holdings, Inc.
a
4,541,282
11,453 Five Below, Inc.
a
2,257,730
6,629 Lithia Motors, Inc. 1,744,753
28,715 Papa John's International, Inc. 2,575,449
29,648 Planet Fitness, Inc.
a
2,509,703
40,446 Skyline Champion Corporation
a
2,384,292
113,826 ThredUp, Inc.
a
196,919
15,085 Wingstop, Inc. 2,390,520
56,754 Xometry, Inc.
a,b
1,987,525
Total 22,817,628
Consumer Staples (4.2%)
28,611 Celsius Holdings, Inc.
a
2,870,256
53,910 e.l.f. Beauty, Inc.
a
3,102,520
69,092 Turning Point Brands, Inc. 1,603,625
Total 7,576,401
Energy (3.0%)
29,534 Matador Resources Company 1,953,970
43,715 Talos Energy, Inc.
a
865,994
180,510 TechnipFMC plc
a
2,507,284
Total 5,327,248
Financials (10.1%)
73,694 Columbia Banking System, Inc. 2,277,881
24,071 Hamilton Lane, Inc. 1,874,168
27,338 Houlihan Lokey, Inc. 2,708,376
9,039 Kinsale Capital Group, Inc. 2,516,819
19,864 RLI Corporation 2,630,987
31,806 Seacoast Banking Corporation of
Florida 1,021,291
46,805 Triumph Financial, Inc.
a
2,608,443
34,228 Western Alliance Bancorp 2,579,764
Total 18,217,729
Health Care (18.5%)
111,566 Agiliti, Inc.
a
2,058,393
4,239 Argenx SE ADR
a
1,620,358
7,929 Ascendis Pharma AS ADR
a
983,830
22,402 Axonics, Inc.
a
1,375,483
38,935 BioLife Solutions, Inc.
a
912,636
48,795 Enovis Corporation
a
3,071,645
30,139 Halozyme Therapeutics, Inc.
a
1,560,296
13,550 Immunocore Holdings plc ADR
a
830,208
32,838 Inari Medical, Inc.
a
1,873,408
14,377 Inspire Medical Systems, Inc.
a
3,638,244
30,083 Lantheus Holdings, Inc.
a
1,729,773
123,218 Maravai LifeSciences Holdings,
Inc.
a
1,806,376
21,408 Natera, Inc.
a
919,045
95,332 Progyny, Inc.
a
3,278,467
12,696 Repligen Corporation
a
2,352,569
9,002 Sarepta Therapeutics, Inc.
a
1,124,980
49,205 Silk Road Medical, Inc.
a
2,674,784
21,248 Travere Therapeutics, Inc.
a
475,955
31,430 Vericel Corporation
a
863,382
Shares Common Stock (95.9%) Value
Health Care (18.5%) - continued
38,821 Vor BioPharma, Inc.
a,b
$ 204,587
Total 33,354,419
Industrials (20.4%)
42,186 Altra Industrial Motion Corporation 2,576,299
27,356 ASGN, Inc.
a
2,488,028
70,253 Badger Infrastructure Solutions,
Ltd. 1,673,759
16,689 Chart Industries, Inc.
a
2,235,992
48,972 Driven Brands Holdings, Inc.
a
1,429,493
191,426 First Advantage Corporation
a
2,656,993
20,169 Forward Air Corporation 2,175,227
53,012 IAA, Inc.
a
2,212,191
19,016 Lincoln Electric Holdings, Inc. 3,173,200
21,462 Mercury Systems, Inc.
a
1,072,778
17,512 Middleby Corporation
a
2,722,240
18,718 Regal Rexnord Corporation 2,605,545
6,579 Saia, Inc.
a
1,794,620
126,599 Sun Country Airlines Holdings,
Inc.
a
2,363,603
32,797 Vicor Corporation
a
2,277,096
67,605 WillScot Mobile Mini Holdings
Corporation
a
3,276,138
Total 36,733,202
Information Technology (16.5%)
56,682 Calix, Inc.
a
2,983,740
40,324 Cognex Corporation 2,207,336
21,633 Descartes Systems Group, Inc.
a
1,579,642
10,834 Dolby Laboratories, Inc. 861,953
10,522 Endava plc ADR
a
924,568
29,463 Five9, Inc.
a
2,321,095
46,894 Lattice Semiconductor
Corporation
a
3,554,096
3,236 Monolithic Power Systems, Inc. 1,380,348
13,364 Nova, Ltd.
a
1,212,115
9,073 SiTime Corporation
a
1,045,482
70,717 Sprout Social, Inc.
a
4,523,766
130,941 TTM Technologies, Inc.
a
2,058,393
8,145 Universal Display Corporation 1,079,457
46,104 Workiva, Inc.
a
3,989,379
Total 29,721,370
Materials (4.1%)
41,889 Compass Minerals International,
Inc. 1,954,541
295,214 Ranpak Holdings Corporation
a
2,261,339
93,903 Summit Materials, Inc.
a
3,085,653
Total 7,301,533
Real Estate (3.8%)
158,526 Cushman and Wakefield plc
a
2,287,530
10,373 FirstService Corporation 1,482,302
70,170 Pebblebrook Hotel Trust 1,150,788
29,741 Rexford Industrial Realty, Inc. 1,887,661
Total 6,808,281
Utilities (0.7%)
17,239 Black Hills Corporation 1,247,759
Total 1,247,759
Total Common Stock
(cost $163,626,910) 172,558,104

Small Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
1,439,750 Thrivent Cash Management Trust $ 1,439,750
Total Collateral Held for
Securities Loaned
(cost $1,439,750) 1,439,750
Shares Short-Term Investments ( 1 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
343,125 4.830% 3,431,254
Total Short-Term Investments
(cost $3,431,254) 3,431,254
Total Investments (cost
$168,497,914) 98.6% $ 177,429,108
Other Assets and Liabilities, Net
1.4% 2,594,480
Total Net Assets 100.0% $ 180,023,588
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 1,498,006
Total lending $1,498,006
Gross amount payable upon return of
collateral for securities loaned $1,439,750
Net amounts due to counterparty $(58,256)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,452,534 3,452,534 – –
Consumer Discretionary 22,817,628 22,817,628 – –
Consumer Staples 7,576,401 7,576,401 – –
Energy 5,327,248 5,327,248 – –
Financials 18,217,729 18,217,729 – –
Health Care 33,354,419 33,354,419 – –
Industrials 36,733,202 35,059,443 1,673,759 –
Information Technology 29,721,370 29,721,370 – –
Materials 7,301,533 7,301,533 – –
Real Estate 6,808,281 6,808,281 – –
Utilities 1,247,759 1,247,759 – –
Subtotal Investments in Securities $ 172,558,104 $ 170,884,345 $ 1,673,759 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,431,254
Collateral Held for Securities Loaned 1,439,750
Subtotal Other Investments $ 4,871,004
Total Investments at Value $ 177,429,108
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 4,926 $ 21,920 $ 23,415 $ 3,431 343 1.9%
Total Affiliated Short-Term Investments 4,926 3,431 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,534 2,995 3,089 1,440 1,440 0.8
Total Collateral Held for Securities Loaned 1,534 1,440 0.8
Total Value $ 6,460 $ 4,871
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $61
Total Income/Non Income Cash from Affiliated Investments $61
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $ –

Small Cap Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .4% ) Value
Communications Services (1.4%)
1,983,096 QuinStreet, Inc.
a
$ 30,400,862
Total 30,400,862
Consumer Discretionary (10.5%)
530,689 Cedar Fair, LP 22,257,097
993,524 Clarus Corporation 9,984,916
1,668,195 Cooper-Standard Holdings, Inc.
a
27,875,538
1,651,587 Everi Holdings, Inc.
a
28,688,066
216,283 Grand Canyon Education, Inc.
a
25,209,947
323,731 Papa John's International, Inc. 29,035,433
463,085 Sleep Number Corporation
a
15,920,862
732,480 Sonos, Inc.
a
13,506,931
811,126 Stoneridge, Inc.
a
20,002,367
2,954,912 ThredUp, Inc.
a
5,111,998
806,502 Zumiez, Inc.
a
20,831,947
Total 218,425,102
Consumer Staples (4.0%)
428,314 John B. Sanfilippo & Son, Inc. 36,196,816
2,057,315 Primo Water Corporation 32,196,980
648,543 Turning Point Brands, Inc. 15,052,683
Total 83,446,479
Energy (2.8%)
405,062 Devon Energy Corporation 25,616,121
1,347,459 NOV, Inc. 32,931,898
Total 58,548,019
Financials (15.3%)
555,421 Bank of N.T. Butterfield & Son, Ltd. 17,751,255
1,299,194 Bridgewater Bancshares, Inc.
a
20,215,459
1,054,405 Byline Bancorp, Inc. 26,149,244
859,994 Columbia Banking System, Inc. 26,582,415
574,201 Enterprise Financial Services
Corporation 30,616,397
457,041 Federated Hermes, Inc. 17,961,711
316,936 Glacier Bancorp, Inc. 14,449,112
685,284 Heartland Financial USA, Inc. 33,900,999
295,160 Houlihan Lokey, Inc. 29,241,501
285,435 RLI Corporation 37,805,866
745,778 Seacoast Banking Corporation of
Florida 23,946,932
401,456 Triumph Financial, Inc.
a
22,373,143
235,966 Western Alliance Bancorp 17,784,757
Total 318,778,791
Health Care (9.5%)
781,637 Agiliti, Inc.
a
14,421,203
613,293 Enovis Corporation
a
38,606,794
318,066 Halozyme Therapeutics, Inc.
a
16,466,277
489,790 Ionis Pharmaceuticals, Inc.
a
19,527,927
315,317 Lantheus Holdings, Inc.
a
18,130,728
598,800 NuVasive, Inc.
a
27,305,280
753,091 Progyny, Inc.
a
25,898,799
823,966 Stevanato Group SPA 16,215,651
2,448,030 Viemed Healthcare, Inc.
a
20,783,775
Total 197,356,434
Industrials (23.1%)
909,950 Air Lease Corporation 40,920,451
274,857 ASGN, Inc.
a
24,998,244
1,404,720 Badger Infrastructure Solutions,
Ltd. 33,467,081
659,575 Barnes Group, Inc. 29,192,789
Shares Common Stock (94.4%) Value
Industrials (23.1%) - continued
697,308 Cimpress plc
a
$ 22,794,999
278,256 Crane Holdings, Company 32,252,653
135,401 Curtiss-Wright Corporation 22,449,486
326,212 Forward Air Corporation 35,181,964
503,130 Greenbrier Companies, Inc. 15,556,780
587,555 Helios Technologies, Inc. 38,778,630
743,941 IAA, Inc.
a
31,044,658
1,937,958 Janus International Group, Inc.
a
21,317,538
141,779 Lincoln Electric Holdings, Inc. 23,658,662
386,526 ManpowerGroup, Inc. 33,689,606
154,709 Middleby Corporation
a
24,049,514
513,598 Miller Industries, Inc. 14,899,478
798,786 Sun Country Airlines Holdings,
Inc.
a
14,913,335
316,141 Tennant Company 22,170,968
Total 481,336,836
Information Technology (12.6%)
893,948 BigCommerce Holdings, Inc.
a
10,959,802
322,535 Ciena Corporation
a
16,778,271
605,518 Cohu, Inc.
a
21,847,089
217,185 Dolby Laboratories, Inc. 17,279,239
1,507,492 Gilat Satellite Networks, Ltd.
a
8,306,281
1,434,550 Knowles Corporation
a
27,586,397
82,858 Littelfuse, Inc. 21,268,820
368,871 MAXIMUS, Inc. 27,609,994
258,611 MKS Instruments, Inc. 26,461,078
51,881 Plexus Corporation
a
4,980,057
3,619,528 TTM Technologies, Inc.
a
56,898,980
259,187 Workiva, Inc.
a
22,427,451
Total 262,403,459
Materials (8.6%)
213,909 AptarGroup, Inc. 24,736,437
173,539 Ashland, Inc. 18,962,606
678,685 Carpenter Technology Corporation 32,773,699
511,886 Ingevity Corporation
a
42,199,882
3,103,537 Ivanhoe Mines, Ltd.
a
29,156,523
210,380 United States Lime & Minerals, Inc. 31,935,684
Total 179,764,831
Real Estate (4.1%)
330,523 Agree Realty Corporation 24,666,931
606,277 Healthcare Realty Trust, Inc. 13,053,144
1,087,784 Independence Realty Trust, Inc. 20,482,973
308,258 National Storage Affiliates Trust 12,576,926
951,519 Pebblebrook Hotel Trust 15,604,912
Total 86,384,886
Utilities (2.5%)
142,868 Black Hills Corporation 10,340,786
167,606 NorthWestern Corporation 9,520,021
346,731 Portland General Electric
Company 16,497,461
230,416 Spire, Inc. 16,640,643
Total 52,998,911
Total Common Stock
(cost $1,813,017,768) 1,969,844,610
Shares
Registered Investment
Companies ( 2 .4% ) Value
Unaffiliated  (2.4%)
161,628 iShares Russell 2000 Index Fund
b
30,948,530

Small Cap Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange Traded Fund
SPDR
-
S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Shares
Registered Investment
Companies (2.4%) Value
Unaffiliated  (2.4%)- continued
224,450 SPDR S&P Biotech ETF
a,b
$ 19,953,605
Total 50,902,135
Total Registered Investment
Companies (cost $47,705,708) 50,902,135
Shares
Collateral Held for Securities
Loaned ( 1 .6% ) Value
32,987,350 Thrivent Cash Management Trust 32,987,350
Total Collateral Held for
Securities Loaned
(cost $32,987,350) 32,987,350
Shares Short-Term Investments ( 2 .7% ) Value
Thrivent Core Short-Term Reserve
Fund
5,659,359 4.830% 56,593,593
Total Short-Term Investments
(cost $56,593,593) 56,593,593
Total Investments (cost
$1,950,304,419) 101.1% $ 2,110,327,688
Other Assets and Liabilities, Net
(1.1%) (23,535,928)
Total Net Assets 100.0% $ 2,086,791,760
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 33,021,110
Total lending $33,021,110
Gross amount payable upon return of
collateral for securities loaned $32,987,350
Net amounts due to counterparty $(33,760)

Small Cap Stock Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 30,400,862 30,400,862 – –
Consumer Discretionary 218,425,102 218,425,102 – –
Consumer Staples 83,446,479 83,446,479 – –
Energy 58,548,019 58,548,019 – –
Financials 318,778,791 318,778,791 – –
Health Care 197,356,434 197,356,434 – –
Industrials 481,336,836 447,869,755 33,467,081 –
Information Technology 262,403,459 262,403,459 – –
Materials 179,764,831 150,608,308 29,156,523 –
Real Estate 86,384,886 86,384,886 – –
Utilities 52,998,911 52,998,911 – –
Registered Investment Companies
Unaffiliated 50,902,135 50,902,135 – –
Subtotal Investments in Securities $ 2,020,746,745 $ 1,958,123,141 $ 62,623,604 $ –
Other Investments  * Total
Affiliated Short-Term Investments 56,593,593
Collateral Held for Securities Loaned 32,987,350
Subtotal Other Investments $ 89,580,943
Total Investments at Value $ 2,110,327,688
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $ 22,999 $ 264,182 $ 230,587 $ 56,594 5,659 2.7%
Total Affiliated Short-Term Investments 22,999 56,594 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   763 110,643 78,419 32,987 32,987 1.6
Total Collateral Held for Securities Loaned 763 32,987 1.6
Total Value $ 23,762 $ 89,581
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $3 ($3) $ – $392
Total Income/Non Income Cash from Affiliated Investments $392
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $3 ($3) $ –

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable
net asset value of $1.00 per share, pursuant to procedures
established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market
Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended January 31, 2023, Aggressive Allocation,
Balanced Income Plus, Government Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used options on mortgage backed securities to generate income and/or to manage duration of the Fund.

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 31, 2023, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Municipal Bond, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended January 31, 2023, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended January 31, 2023, Balanced Income
Plus, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used CDX Indexes (comprised of credit default
swaps) to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for
services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of January 31, 2023, the value of securities on loan is as follows:
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Aggressive Allocation $ 1,937,933
Balanced Income Plus 3,127,031
Global Stock 4,620,952
High Yield 62,123,620
Income 7,792,774
International Allocation 2,088,345
Limited Maturity Bond 8,558,492
Mid Cap Growth 53,340
Moderate Allocation 6,156,726
Moderately Aggressive Allocation 5,453,561
Moderately Conservative Allocation 2,389,770
Opportunity Income Plus 15,395,896
Small Cap Growth 1,498,006
Small Cap Stock 33,021,110